UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019—October 31, 2020

Item 1: Reports to Shareholders

Annual Report   |   October 31, 2020
Vanguard Municipal Money Market Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended October 31, 2020
Municipal Money Market Fund	Beginning Account Value 4/30/2020	Ending Account Value 10/31/2020	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,000.81	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.38	0.76
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).
2

Municipal Money Market Fund
Fund Allocation (% of investments)
As of October 31, 2020
Texas	14.4%
New York	11.9
Multiple States	7.3
Pennsylvania	4.4
Florida	4.3
Illinois	4.0
Ohio	3.6
California	3.4
Tennessee	3.1
Minnesota	3.0
Colorado	2.9
Georgia	2.5
Michigan	2.4
Washington	2.2
Virginia	2.1
Missouri	2.1
North Carolina	1.9
Wisconsin	1.9
Mississippi	1.8
District of Columbia	1.8
New Jersey	1.7
Massachusetts	1.6
Louisiana	1.4
Maryland	1.4
Connecticut	1.3
Indiana	1.3
Oregon	1.3
Nevada	1.2
South Carolina	1.1
West Virginia	1.1
Nebraska	1.0
Other	4.6
3

Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of October 31, 2020
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund's Form N-MFP filings may be viewed via a link on the "Portfolio Holdings" page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (92.7%)
Alabama (0.3%)
[1,2]	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue TOB VRDO	0.150%	11/6/20	10,000	10,000
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/21	16,045	16,151
[1,2]	Homewood AL Educational Building Authority Revenue (Samford University Project) TOB VRDO	0.170%	11/6/20	5,225	5,225
[1,2,3]	Huntsville AL Health Care Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.180%	11/6/20	5,000	5,000
[1,2]	UAB Medicine Finance Authority AL Revenue TOB VRDO	0.170%	11/6/20	12,485	12,485
					48,861
Alaska (0.6%)
[1,2]	Alaska Housing Finance Corp. Home Mortgage Revenue TOB VRDO	0.150%	11/6/20	4,760	4,760
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project) VRDO	0.120%	11/6/20	9,880	9,880
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.150%	11/2/20	10,545	10,545
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.110%	11/6/20	44,785	44,785
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.120%	11/6/20	34,500	34,500
	Valdez AK Industrial Revenue VRDO	0.140%	11/2/20	8,600	8,600
					113,070
Arizona (0.3%)
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/6/20	16,910	16,910
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	11/6/20	1,665	1,665
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	11/6/20	9,335	9,335
[1,2]	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) TOB VRDO	0.150%	11/5/20	5,730	5,730
[1,2]	Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.170%	11/6/20	9,415	9,415
[1,2]	Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.150%	11/6/20	5,650	5,650
4

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Tempe AZ Union High School District No. 213 GO TOB VRDO	0.150%	11/6/20	6,840	6,840
					55,545
California (3.1%)
[1,2]	Bay Area CA Toll Authority Toll Bridge Revenue TOB VRDO	0.130%	11/6/20	3,000	3,000
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.070%	11/5/20	13,300	13,300
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.110%	11/5/20	20,450	20,450
[2]	Big Bear Lake CA Industrial Revenue VRDO	0.140%	11/6/20	1,100	1,100
	BlackRock MuniYield California Fund Inc. VRDO VRDP	0.200%	11/5/20	58,300	58,300
	California GO	0.160%	12/9/20	40,000	40,000
	California GO	5.000%	4/1/21	50,530	51,253
[2]	California GO VRDO	0.080%	11/2/20	6,540	6,540
[2]	California GO VRDO	0.090%	11/6/20	28,525	28,525
[2]	California GO VRDO	0.110%	11/6/20	7,120	7,120
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/4/20	49,605	49,605
[1]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	0.450%	7/1/21	52,500	52,500
	California Municipal Finance Authority Industrial Revenue VRDO	0.130%	11/2/20	15,200	15,200
	Eastern Municipal Water District Water Revenue VRDO	0.110%	11/2/20	12,050	12,050
[1,2]	Irvine CA VRDO	0.070%	11/2/20	9,300	9,300
[1,2]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.150%	11/6/20	3,400	3,400
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.080%	11/6/20	7,200	7,200
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.200%	11/5/20	20,000	20,000
[1,2]	Regents of the University of California Revenue TOB VRDO	0.150%	11/6/20	8,550	8,550
[2]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.070%	11/5/20	29,185	29,185
[2]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.080%	11/5/20	16,800	16,800
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.100%	11/6/20	1,300	1,300
[2]	San Francisco CA City & County Finance Corp. Lease (Abatement) Revenue VRDO	0.090%	11/6/20	8,305	8,305
[2]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.130%	11/6/20	14,100	14,100
[2]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.130%	11/6/20	10,000	10,000
[2]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	0.120%	11/6/20	38,675	38,675
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.100%	11/2/20	1,550	1,550
	University of California College & University Revenue VRDO	0.080%	11/2/20	4,600	4,600
[1,2]	University of California Revenue TOB VRDO	0.150%	11/6/20	10,000	10,000
[1,2]	West Valley-Mission CA Community College District GO TOB VRDO	0.150%	11/6/20	8,300	8,300
					550,208
Colorado (2.7%)
[1,2]	Adams CO 12 Five Star Schools GO TOB VRDO	0.150%	11/6/20	12,500	12,500
[1,2]	Adams County CO COP TOB VRDO	0.180%	11/6/20	6,825	6,825
[1,2]	Adams County CO School District GO TOB VRDO	0.150%	11/6/20	5,785	5,785
5

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Board of Governors of the Colorado State University System Enterprise Revenue TOB VRDO	0.180%	11/6/20	9,750	9,750
[1,2]	Boulder Larimer & Weld Counties CO St. Vrain Valley School District GO TOB VRDO	0.150%	11/6/20	5,000	5,000
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/4/20	15,000	15,000
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	11/6/20	42,890	42,890
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	35,540	35,540
[1,2]	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.160%	11/6/20	12,690	12,690
[1,2]	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.160%	11/6/20	6,775	6,775
[1,2]	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	0.150%	11/5/20	6,750	6,750
[1,2]	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	0.150%	11/6/20	13,635	13,635
[1,2]	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	0.170%	11/6/20	7,175	7,175
[1,2]	Colorado Housing & Finance Authority Single Family Mortgage Revenue TOB VRDO	0.150%	11/6/20	6,695	6,695
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.110%	11/6/20	2,120	2,120
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.110%	11/6/20	12,335	12,335
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.110%	11/6/20	2,905	2,905
[2]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.140%	11/6/20	16,160	16,160
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.110%	11/6/20	17,700	17,700
[1,2]	Colorado Springs CO Utility System Revenue TOB VRDO	0.170%	11/6/20	9,810	9,810
[1,2]	Denver CO Airport System Revenue TOB VRDO	0.200%	11/6/20	4,380	4,380
[1,2]	Denver CO Airport System Revenue TOB VRDO	0.200%	11/6/20	1,840	1,840
[1,2]	Denver CO City & County Airport System Revenue TOB VRDO	0.200%	11/6/20	7,945	7,945
[1,2]	Denver CO City & County Airport System Revenue TOB VRDO	0.200%	11/6/20	5,815	5,815
[1,2]	Denver CO City & County Board of Water Commissioners Water Revenue TOB VRDO	0.130%	11/2/20	7,660	7,660
[1,2]	Denver CO City & County CP TOB VRDO	0.210%	11/6/20	3,615	3,615
[1,2]	Denver CO Wastewater Management Division Department of Public Works Revenue TOB VRDO	0.130%	11/2/20	36,255	36,255
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	11,300	11,300
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	45,915	45,915
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	19,650	19,650
[1,2]	University of Colorado Hospital Authority Revenue TOB VRDO	0.140%	11/6/20	80,705	80,705
					473,120
Connecticut (1.2%)
[1,2]	Connecticut GO TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	Connecticut GO TOB VRDO	0.150%	11/6/20	5,000	5,000
6

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/6/20	11,445	11,445
[1,2]	Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.) TOB VRDO	0.150%	11/6/20	8,000	8,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.140%	11/6/20	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.110%	11/5/20	7,180	7,180
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.140%	11/5/20	18,115	18,115
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.110%	11/6/20	5,000	5,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.120%	11/6/20	14,275	14,275
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.120%	11/6/20	10,900	10,900
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.140%	11/6/20	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.140%	11/6/20	4,295	4,295
[1,2]	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program TOB VRDO	0.160%	11/6/20	5,750	5,750
[1,2,4]	Connecticut Special Tax Revenue TOB PUT	0.300%	4/1/21	8,000	8,000
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/6/20	16,160	16,160
					219,120
Delaware (0.1%)
	Delaware GO	5.000%	2/1/21	10,000	10,086
	New Castle County DE Port, Airport & Marina Revenue (FlightSafety International Inc. Project) VRDO	0.150%	11/6/20	4,500	4,500
					14,586
District of Columbia (1.6%)
[2]	District of Columbia College & University Revenue VRDO	0.120%	11/6/20	3,090	3,090
[1,2]	District of Columbia GO TOB VRDO	0.130%	11/2/20	8,360	8,360
[1,2]	District of Columbia GO TOB VRDO	0.150%	11/6/20	40,600	40,600
[1,2]	District of Columbia GO TOB VRDO	0.150%	11/6/20	7,500	7,500
[1,2]	District of Columbia GO TOB VRDO	0.170%	11/6/20	4,000	4,000
[2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.150%	11/6/20	40,715	40,715
[1,2,5]	District of Columbia Housing Finance Agency Revenue TOB VRDO	0.160%	11/6/20	6,845	6,845
[2]	District of Columbia Miscellaneous Revenue VRDO	0.120%	11/5/20	30,350	30,350
[1,2]	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.130%	11/2/20	9,690	9,690
[1,2,3]	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.160%	11/6/20	7,495	7,495
[1,2]	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.160%	11/6/20	1,200	1,200
[1,2]	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.160%	11/6/20	29,310	29,310
	District of Columbia Water & Sewer Authority Water Revenue VRDO	0.130%	11/6/20	10,000	10,000
[1,2,3]	District of Columbia Water & Sewer Authority Water Revenue VRDO	0.140%	11/6/20	6,190	6,190
[2]	Metropolitan Washington Airports Authority Airport Port, Airport & Marina Revenue VRDO	0.150%	11/6/20	12,720	12,720
7

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.140%	11/2/20	3,500	3,500
[1,2]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects) TOB VRDO	0.170%	11/6/20	18,545	18,545
[1,2]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects) TOB VRDO	0.170%	11/6/20	46,930	46,930
					287,040
Florida (4.0%)
[1,2]	Broward County FL Airport System Revenue TOB VRDO	0.170%	11/6/20	2,815	2,815
[1,2,4]	Broward County FL Port Facilities Revenue TOB PUT	0.370%	3/1/21	5,000	5,000
[1,2]	Broward County FL Port Facilities Revenue TOB VRDO	0.190%	11/6/20	5,625	5,625
[1,2,3]	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group) TOB VRDO	0.170%	11/6/20	13,930	13,930
[1,2]	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group) TOB VRDO	0.170%	11/6/20	3,205	3,205
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.130%	11/2/20	600	600
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.150%	11/6/20	4,510	4,510
[1,2]	Florida Department of Transportation GO TOB VRDO	0.150%	11/6/20	21,710	21,710
[1,2]	Florida Department of Transportation GO TOB VRDO	0.170%	11/6/20	4,075	4,075
	Florida Development Finance Corp. Transit Revenue PUT, Prere.	0.550%	1/28/21	125,000	125,000
[1,2]	Florida Housing Finance Corp. TOB VRDO	0.150%	11/6/20	5,305	5,305
[1,2]	Florida Housing Finance Corp. TOB VRDO	0.150%	11/6/20	4,960	4,960
[1,2]	Florida Housing Finance Corp. TOB VRDO	0.150%	11/6/20	4,725	4,725
[1,2]	Florida Turnpike Authority Revenue TOB VRDO	0.130%	11/2/20	29,770	29,770
[1,2]	Fort Lauderdale FL Parks & Recreation Project GO TOB VRDO	0.160%	11/6/20	8,600	8,600
[1,2]	Gainesville FL Utilities System Revenue TOB VRDO	0.150%	11/2/20	31,420	31,420
[1,2,4]	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB PUT	0.370%	4/1/21	10,000	10,000
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	0.200%	11/6/20	3,330	3,330
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	0.200%	11/6/20	11,400	11,400
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	0.240%	11/6/20	12,000	12,000
[1,2]	Greater Orlando FL Aviation Authority Airport Facilities Revenue TOB VRDO	0.200%	11/6/20	6,470	6,470
[2]	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/6/20	1,900	1,900
[1,2]	Hillsborough County FL Aviation Authority (Tampa International Airport) TOB VRDO	0.150%	11/6/20	4,000	4,000
[1,2]	Hillsborough County FL Aviation Authority (Tampa International Airport) TOB VRDO	0.170%	11/6/20	10,000	10,000
[1,2,4]	Hillsborough FL Solid Waste & Resource Recovery Revenue PUT	0.320%	3/1/21	5,000	5,000
[1,2]	Lee Memorial Health System Florida Hospital Revenue TOB VRDO	0.170%	11/6/20	5,250	5,250
[1,2]	Miami Beach FL Resort Tax Revenue TOB VRDO	0.150%	11/6/20	6,665	6,665
[1,2]	Miami Beach FL Resort Tax Revenue TOB VRDO	0.270%	11/6/20	11,250	11,250
[1,2]	Miami Beach FL Resort Tax Revenue TOB VRDO	0.270%	11/6/20	26,160	26,160
[1,2]	Miami Beach FL Water & Sewer Revenue TOB VRDO	0.160%	11/6/20	3,640	3,640
[1,2]	Miami-County FL Transit Sales Surtax Revenue TOB VRDO	0.170%	11/6/20	7,600	7,600
8

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	0.170%	11/6/20	4,000	4,000
[1,2]	Miami-Dade County FL Public Health Trust GO TOB VRDO	0.190%	11/6/20	7,000	7,000
[2]	Miami-Dade County FL Recreational Revenue VRDO	0.130%	11/6/20	10,015	10,015
[1,2]	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.160%	11/6/20	4,000	4,000
[1,2]	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.170%	11/6/20	6,810	6,810
[2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.110%	11/5/20	60,165	60,165
[1,2]	Miami-Dade FL Transit Sales Surtax Revenue TOB VRDO	0.160%	11/6/20	8,250	8,250
[1,2]	Orange County FL Sales Tax Revenue TOB VRDO	0.150%	11/6/20	10,230	10,230
[1,2]	Orange County FL Tourist Development Revenue TOB VRDO	0.170%	11/6/20	16,665	16,665
[1,2]	Orlando & Orange County FL Expressway Authority Revenue TOB VRDO	0.150%	11/6/20	117,085	117,085
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.100%	11/4/20	10,620	10,620
	Orlando Utilities Commission Multiple Utility Revenue VRDO	0.100%	11/4/20	15,740	15,740
[2]	Palm Beach County FL Industrial Revenue VRDO	0.170%	11/6/20	4,300	4,300
[1,2]	Reedy Creek FL Improvement District GO TOB VRDO	0.150%	11/6/20	7,600	7,600
[1,2]	Tampa Bay FL Water Utility System Revenue TOB VRDO	0.160%	11/6/20	10,080	10,080
[1,2]	Tampa FL Health System Revenue TOB VRDO	0.160%	11/6/20	4,800	4,800
[4]	Tampa FL Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	5/28/21	13,500	13,500
					706,775
Georgia (2.3%)
[1,2]	Atlanta GA GO TOB VRDO	0.150%	11/6/20	10,000	10,000
[1,2]	Atlanta GA Water & Wastewater Revenue TOB VRDO	0.150%	11/6/20	63,520	63,520
[1,2]	Atlanta GA Water & Wastewater Revenue TOB VRDO	0.150%	11/6/20	6,670	6,670
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/6/20	37,660	37,660
[1,2]	Brookhaven GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group) TOB VRDO	0.170%	11/6/20	2,460	2,460
[1,2]	Burke County GA Development Authority Pollution Control Revenue (Oglethorpe Power Corp. Vogtle Project) TOB VRDO	0.190%	11/6/20	12,335	12,335
[1,2]	Burke County GA Development Authority Pollution Control Revenue (Oglethorpe Power Corp. Vogtle Project) TOB VRDO	0.190%	11/6/20	32,000	32,000
[2]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue (Equipment Pool Project) VRDO	0.120%	11/6/20	25,000	25,000
[2]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue RAN VRDO	0.120%	11/6/20	12,850	12,850
	Cobb County School District GO	2.000%	12/16/20	29,800	29,824
[1,2]	Dalton Whitfield County GA Development Authority Revenue (Hamilton Health Care System) TOB VRDO	0.160%	11/6/20	18,805	18,805
[1,2]	Dalton Whitfield County Joint Development Authority Revenue (Hamilton Health Care System) TOB VRDO	0.170%	11/6/20	8,000	8,000
[1,2]	Dalton Whitfield County Joint Development Authority Revenue (Hamilton Health Care System) TOB VRDO	0.170%	11/6/20	2,325	2,325
[1,2,3]	DeKalb County GA Water & Sewer Revenue TOB VRDO	0.150%	11/6/20	11,990	11,990
[1,2,3]	DeKalb GA Water & Sewerage Revenue TOB VRDO	0.160%	11/6/20	4,800	4,800
[2]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.170%	11/6/20	48,300	48,300
9

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Georgia Housing & Finance Authority Revenue TOB VRDO	0.150%	11/6/20	5,220	5,220
[1,2]	Georgia Housing & Finance Authority Revenue TOB VRDO	0.170%	11/6/20	3,050	3,050
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	0.110%	11/4/20	34,940	34,940
[1,2]	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue TOB VRDO	0.130%	11/2/20	35,970	35,970
					405,719
Hawaii (0.3%)
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	5/28/21	17,745	17,745
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	5/28/21	33,900	33,900
[1,2]	Honolulu HI City & County GO TOB VRDO	0.150%	11/6/20	7,350	7,350
					58,995
Idaho (0.0%)
[1,2]	Idaho Building Authority Revenue (State Office Campus Project) TOB VRDO	0.160%	11/6/20	4,310	4,310
Illinois (3.7%)
[2]	Channahon IL Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	6,055	6,055
[1,2]	Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.200%	11/6/20	12,000	12,000
[1,2]	Chicago IL O'Hare International Airport Revenue TOB VRDO	0.160%	11/6/20	25,130	25,130
[1,2]	Chicago IL O'Hare International Airport Revenue TOB VRDO	0.200%	11/6/20	4,695	4,695
[1,2,6]	Chicago IL O'Hare International Airport Revenue TOB VRDO	0.200%	11/6/20	13,780	13,780
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue VRDO	0.160%	11/6/20	32,280	32,280
[2]	Illinois Development Finance Authority College& University Revenue VRDO	0.110%	11/6/20	8,700	8,700
	Illinois Educational Facilities Authority Revenue	0.170%	12/2/20	14,500	14,500
[1,2]	Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.150%	11/5/20	5,850	5,850
[2]	Illinois Finance Authority College & University Revenue (Evangelical Project) VRDO	0.130%	11/6/20	7,410	7,410
	Illinois Finance Authority College & University Revenue VRDO	0.130%	11/5/20	8,176	8,176
[2]	Illinois Finance Authority College & University Revenue VRDO	0.120%	11/6/20	10,000	10,000
[2]	Illinois Finance Authority College & University Revenue VRDO	0.130%	11/6/20	20,720	20,720
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	5/28/21	6,450	6,450
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	11/2/20	15,300	15,300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	8,190	8,190
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	46,015	46,015
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/6/20	15,700	15,700
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/6/20	5,500	5,500
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/6/20	26,595	26,595
10

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	0.110%	11/6/20	9,800	9,800
[2]	Illinois Finance Authority Recreational Revenue VRDO	0.150%	11/6/20	16,950	16,950
[1,2]	Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.160%	11/6/20	2,250	2,250
[1,2]	Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.160%	11/6/20	11,760	11,760
[1,2]	Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children's Hospital of Chicago) TOB VRDO	0.160%	11/6/20	10,000	10,000
[1,2]	Illinois Finance Authority Revenue (NorthShore University Health System) TOB VRDO	0.160%	11/6/20	12,185	12,185
[1,2]	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.160%	11/5/20	58,415	58,415
[1,2]	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.150%	11/6/20	9,000	9,000
[1,2]	Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	0.150%	11/6/20	1,470	1,470
[1,2]	Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.150%	11/6/20	6,665	6,665
[1,2]	Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.170%	11/6/20	30,825	30,825
[1,2]	Illinois Finance Authority Revenue TOB VRDO	0.150%	11/6/20	7,805	7,805
[2]	Illinois Finance Authority Revenue VRDO	0.120%	11/6/20	21,675	21,675
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.110%	11/6/20	18,285	18,285
[2]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.130%	11/6/20	15,000	15,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.140%	11/6/20	10,210	10,210
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.140%	11/6/20	30,000	30,000
[1,2]	Illinois Toll Highway Authority Revenue TOB VRDO	0.240%	11/6/20	5,335	5,335
[1,2]	Illinois Toll Highway Authority Revenue TOB VRDO	0.330%	11/6/20	3,100	3,100
[1,2]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.240%	11/6/20	34,385	34,385
[1,2]	Northwestern Memorial Healthcare Obligated Group TOB VRDO	0.160%	11/6/20	13,000	13,000
[1,2]	Will County IL GO TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	Will County IL GO TOB VRDO	0.150%	11/6/20	20,280	20,280
[1,2]	Will County IL GO TOB VRDO	0.160%	11/6/20	10,180	10,180
					656,621
Indiana (1.2%)
[1,2]	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group) TOB VRDO	0.170%	11/6/20	2,500	2,500
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/5/20	5,790	5,790
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	30,000	30,000
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/6/20	50,620	50,620
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/6/20	7,620	7,620
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/6/20	9,890	9,890
	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	23,595	23,595
11

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) TOB VRDO	0.140%	11/6/20	32,000	32,000
[1,2]	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) TOB VRDO	0.180%	11/6/20	12,000	12,000
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/6/20	8,225	8,225
[2]	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	0.110%	11/2/20	14,500	14,500
[1,2]	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project) TOB VRDO	0.250%	11/6/20	7,000	7,000
[1,2]	Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	0.240%	11/6/20	15,000	15,000
					218,740
Iowa (0.4%)
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/4/20	6,505	6,505
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/6/20	21,475	21,475
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.120%	11/5/20	18,065	18,065
[2]	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.110%	11/6/20	6,000	6,000
[2]	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	0.110%	11/6/20	20,000	20,000
					72,045
Kansas (0.3%)
[1,2]	Kansas Department of Transportation Highway Revenue TOB VRDO	0.160%	11/6/20	8,000	8,000
[1,2]	Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.150%	11/6/20	940	940
[1,2]	University of Kansas Hospital Authority Health Facilities Revenue TOB VRDO	0.140%	11/6/20	14,205	14,205
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.150%	11/6/20	7,500	7,500
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.150%	11/6/20	10,100	10,100
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.260%	11/6/20	12,400	12,400
					53,145
Kentucky (0.2%)
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	18,400	18,400
[1,2]	Kentucky Infrastructure Authority Wastewater & Drinking Water Revenue TOB VRDO	0.150%	11/6/20	7,190	7,190
[1,2]	Kentucky Infrastructure Authority Wastewater & Drinking Water Revenue TOB VRDO	0.150%	11/6/20	6,945	6,945
[1,2,4]	Kentucky Property & Building Commission Revenue TOB PUT	0.320%	11/5/20	6,000	6,000
[1,2,3]	University of Louisville TOB VRDO	0.160%	11/6/20	2,800	2,800
					41,335
Louisiana (1.3%)
	Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge Industrial Revenue (Exxon Project) VRDO	0.140%	11/2/20	16,075	16,075
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.140%	11/2/20	104,470	104,470
12

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.140%	11/2/20	72,380	72,380
[1,2]	Louisiana Gasoline & Fuel Tax Revenue TOB VRDO	0.150%	11/6/20	8,250	8,250
[1,2]	Louisiana GO TOB VRDO	0.150%	11/6/20	10,000	10,000
[1,2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	11/6/20	4,370	4,370
[2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/6/20	2,300	2,300
[1,2,3]	Louisiana State Public TOB VRDO	0.160%	11/6/20	6,000	6,000
[1,2]	New Orleans LA Sewage Service Revenue TOB VRDO	0.170%	11/6/20	4,000	4,000
					227,845
Maine (0.3%)
[1,2]	Maine Housing Authority TOB VRDO	0.150%	11/6/20	7,500	7,500
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	0.200%	11/6/20	10,040	10,040
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	0.200%	11/6/20	28,000	28,000
					45,540
Maryland (1.3%)
[1,2]	Agency Enhanced Affordable Housing Trust MD Revenue TOB VRDO	0.220%	11/6/20	39,380	39,380
	Baltimore County MD BAN GO	4.000%	3/22/21	5,000	5,063
	Baltimore County MD BAN GO	4.000%	3/22/21	65,000	65,822
[1,2]	Baltimore MD Project Revenue TOB VRDO	0.150%	11/6/20	1,000	1,000
[1,2]	Baltimore MD Project Revenue TOB VRDO	0.150%	11/6/20	5,080	5,080
[1,2]	Maryland Community Development Administration (Department of Housing & Community Development) TOB VRDO	0.150%	11/6/20	8,255	8,255
[1,2]	Maryland Community Development Administration (Department of Housing & Community Development) TOB VRDO	0.170%	11/6/20	6,700	6,700
[1,2]	Maryland Community Development Administration Revenue TOB VRDO	0.150%	11/6/20	2,635	2,635
	Maryland GO	5.000%	3/1/21	2,500	2,533
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/6/20	10,620	10,620
[2]	Maryland Health & Higher Educational Facilities Authority Miscellaneous Revenue (Pooled Loan Program) VRDO	0.180%	11/6/20	3,615	3,615
[1,2]	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System) TOB VRDO	0.150%	11/6/20	6,665	6,665
[1,2]	Maryland Health and Higher Educational Facilities Authority Revenue (University of Maryland MedicalSystem) TOB VRDO	0.170%	11/6/20	7,390	7,390
[2]	Maryland State Transportation Authority Port, Airport & Marina Revenue VRDO	0.130%	11/6/20	38,640	38,640
[1,2]	Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.150%	11/6/20	10,000	10,000
[1,2]	University of Maryland Auxiliary Facility & Tuition Revenue TOB VRDO	0.130%	11/2/20	6,605	6,605
	University System of Maryland College & University Revenue, Prere.	5.000%	4/1/21	5,000	5,067
					225,070
Massachusetts (1.5%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.110%	11/6/20	22,200	22,200
[1,2]	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	0.150%	11/5/20	7,430	7,430
13

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	0.140%	11/6/20	4,000	4,000
[1,2]	Massachusetts GO TOB	0.150%	11/6/20	85,000	85,000
[1,2]	Massachusetts GO TOB VRDO	0.150%	11/6/20	10,000	10,000
[1,2]	Massachusetts GO TOB VRDO	0.170%	11/6/20	3,750	3,750
[1,2]	Massachusetts GO TOB VRDO	0.170%	11/6/20	3,335	3,335
[1,2]	Massachusetts GO TOB VRDO	0.180%	11/6/20	15,000	15,000
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.120%	11/2/20	1,900	1,900
[2]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.140%	11/5/20	935	935
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.130%	11/2/20	16,000	16,000
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.120%	11/5/20	5,800	5,800
[1,2]	Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.140%	11/6/20	4,600	4,600
	Massachusetts Water Resources Authority Water Revenue VRDO	0.120%	11/5/20	4,210	4,210
[4]	University of Massachusetts Building Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	5/28/21	54,825	54,825
[1,2]	University of Massachusetts Building Authority Revenue TOB VRDO	0.140%	11/6/20	8,000	8,000
[1,2]	University of Massachusetts Building Authority Revenue TOB VRDO	0.160%	11/6/20	7,500	7,500
[1,2]	University of Massachusetts Building Authority TOB VRDO	0.140%	11/6/20	3,935	3,935
					258,420
Michigan (2.2%)
[1,2,7]	Clarkston MI Community Schools GO TOB VRDO	0.150%	11/6/20	5,000	5,000
[4]	Kent Hospital Finance Authority Michigan Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.370%	5/28/21	40,255	40,255
[1,2]	Michigan Building Authority Revenue TOB VRDO	0.160%	11/6/20	8,500	8,500
[1,2]	Michigan Finance Authority Revenue (McLaren Health Care Corp.) TOB VRDO	0.160%	11/6/20	29,820	29,820
[1,2]	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	0.150%	11/6/20	42,545	42,545
[1,2]	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	0.150%	11/6/20	3,000	3,000
[1,2]	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	0.160%	11/6/20	3,780	3,780
[1,2]	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	0.160%	11/6/20	8,215	8,215
[1,2]	Michigan Housing Development Authority Revenue TOB VRDO	0.150%	11/6/20	5,000	5,000
	Michigan State Building Authority Revenue	0.250%	1/7/21	90,000	90,000
[1,2]	Michigan State Building Authority TOB VRDO	0.270%	11/6/20	6,670	6,670
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.150%	11/6/20	13,795	13,795
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.180%	11/6/20	42,315	42,315
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.180%	11/6/20	16,800	16,800
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.180%	11/6/20	12,800	12,800
[1,2]	Michigan State Housing Development Authority TOB VRDO	0.150%	11/6/20	7,500	7,500
14

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Michigan State Housing Development Authority TOB VRDO	0.150%	11/6/20	9,400	9,400
	Michigan State University Revenue	0.190%	1/6/21	17,300	17,300
[1,2]	Michigan Trunk Line TOB VRDO	0.160%	11/6/20	11,795	11,795
[1,2,7]	Trenton MI Public Schools School District GO TOB VRDO	0.150%	11/6/20	5,780	5,780
[1,2]	University of Michigan MI TOB VRDO	0.140%	11/6/20	7,000	7,000
[1,2]	University of Michigan Revenue TOB VRDO	0.150%	11/6/20	2,892	2,893
[1,2]	University of Michigan Revenue TOB VRDO	0.160%	11/6/20	2,700	2,700
					392,863
Minnesota (2.8%)
[1,2]	Agency Enhanced Affordable Housing Special Obligation TOB VRDO	0.200%	11/6/20	25,930	25,930
[1]	Invesco Trust Putter TOB VRDO	0.340%	11/2/20	241,980	241,980
[1,2]	Invesco Trust Putter TOB VRDO	0.340%	11/2/20	125,000	125,000
[2]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	70,485	70,485
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.120%	11/6/20	12,050	12,050
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.150%	11/6/20	13,150	13,150
[2]	St. Paul MN Housing & Redevelopment Authority Local or Guaranteed Housing Revenue (Highland Ridge Project) VRDO	0.120%	11/6/20	5,250	5,250
[1,2]	Western Minnesota Municipal Power Agency Revenue TOB VRDO	0.150%	11/6/20	6,665	6,665
					500,510
Mississippi (1.6%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.110%	11/2/20	19,215	19,215
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.110%	11/2/20	30,635	30,635
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.140%	11/2/20	33,890	33,890
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.140%	11/2/20	60,660	60,660
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.140%	11/2/20	6,500	6,500
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.110%	11/6/20	100,335	100,335
[2]	Mississippi Development Bank Miscellaneous Revenue VRDO	0.150%	11/6/20	38,250	38,250
					289,485
Missouri (1.9%)
	Missouri Development Finance Board Miscellaneous Revenue VRDO	0.110%	11/2/20	2,215	2,215
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System) TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System) TOB VRDO	0.160%	11/6/20	7,500	7,500
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health) TOB VRDO	0.170%	11/6/20	7,530	7,530
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System) TOB VRDO	0.160%	11/6/20	14,650	14,650
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) TOB VRDO	0.170%	11/6/20	20,000	20,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/4/20	14,300	14,300
15

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/4/20	8,800	8,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/6/20	46,875	46,875
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/6/20	35,000	35,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.150%	11/6/20	25,050	25,050
[1,2]	Missouri Health & Educational Facilities Authority Medical Research Facilities (Stowers Institute for Medical Research) TOB VRDO	0.190%	11/6/20	50,000	50,000
[1,2]	Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.160%	11/6/20	8,900	8,900
[1,2]	Missouri State Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	11/6/20	10,685	10,685
[1,2]	Missouri State Public Utilities Commission Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	11/6/20	7,500	7,500
[1,2]	North Kansas City MO School District GO TOB VRDO	0.130%	11/2/20	19,900	19,900
[1,2]	St. Louis MO Sewer & Wastewater Revenue TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	St. Louis MO Sewer & Wastewater Revenue TOB VRDO	0.150%	11/6/20	8,010	8,010
	University of Missouri College & University Revenue VRDO	0.090%	11/5/20	41,885	41,885
					338,800
Multiple States (6.8%)
	BlackRock MuniYield Investment Fund Inc. VRDO VRDP	0.220%	11/5/20	13,000	13,000
	BlackRock MuniYield Quality Fund III Inc. VRDO VRDP	0.220%	11/5/20	171,000	171,000
[1,2,8]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.120%	11/6/20	110,695	110,695
[1,2,8]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.150%	11/6/20	4,401	4,401
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.170%	11/5/20	55,500	55,500
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.170%	11/5/20	104,000	104,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.190%	11/5/20	143,900	143,900
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.170%	11/5/20	19,600	19,600
[1,2]	Nuveen Municipal Credit Income Fund TOB VRDO VRDP	0.340%	11/2/20	122,100	122,100
[1,2]	Nuveen Municipal Credit Income Fund VRDO VRDP	0.220%	11/5/20	196,000	196,000
[1,2]	Nuveen Municipal Credit Opportunities Fund TOB VRDO VRDP	0.340%	11/2/20	9,925	9,925
[1,2]	Nuveen Municipal Credit Opportunities Fund VRDO VRDP	0.250%	11/5/20	33,000	33,000
[1,2]	Western Asset Intermediate Muni Fund Inc. VRDO VRDP	0.220%	11/5/20	18,200	18,200
[1,2]	Western Asset Managed Municipals Fund Inc. VRDO VRDP	0.220%	11/5/20	144,575	144,575
[1,2]	Western Asset Municipal Partners Fund Inc. VRDO VRDP	0.220%	11/5/20	53,900	53,900
					1,199,796
Nebraska (0.9%)
[1,2]	Douglas County NE School District No. 1 GO TOB VRDO	0.150%	11/6/20	8,900	8,900
[2]	Lancaster County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	5,500	5,500
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.140%	11/6/20	29,715	29,715
[1,2]	Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	0.150%	11/6/20	4,175	4,175
[1,2,3,9]	Nebraska Public Power Agency Revenue TOB VRDO	0.150%	11/6/20	27,500	27,500
16

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,3,9]	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2) TOB VRDO	0.150%	11/6/20	76,870	76,870
[1,2]	Omaha NE Public Power District Electric Revenue TOB VRDO	0.150%	11/6/20	7,400	7,400
					160,060
Nevada (1.1%)
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.120%	11/6/20	16,400	16,400
[1,2]	Clark County NV GO TOB VRDO	0.130%	11/2/20	11,810	11,810
[1,2]	Clark County NV GO TOB VRDO	0.150%	11/6/20	6,400	6,400
[1,2]	Clark County NV GO TOB VRDO	0.160%	11/6/20	4,910	4,910
	Clark County NV GO VRDO	0.120%	11/6/20	43,005	43,005
[1,2]	Clark NV GO TOB VRDO	0.150%	11/6/20	11,000	11,000
[1,2]	Las Vegas NV Convention & Visitors Authority Revenue (Clark County) GO TOB VRDO	0.150%	11/6/20	12,280	12,280
[1,2]	Las Vegas Valley Water District GO TOB VRDO	0.150%	11/6/20	10,000	10,000
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.150%	11/6/20	22,475	22,475
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.150%	11/6/20	16,500	16,500
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.170%	11/6/20	7,185	7,185
[1]	Nevada Department of Business & Industry Economic Development Revenue PUT	0.500%	7/1/21	10,000	10,000
[1,2]	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax) TOB VRDO	0.130%	11/2/20	19,650	19,650
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	1.200%	12/31/20	8,500	8,500
					200,115
New Jersey (1.6%)
	Bergen County NJ BAN GO	2.000%	12/11/20	45,000	45,044
	Freehold NJ BAN GO	1.750%	11/3/20	7,200	7,200
	Hoboken NJ BAN GO	1.750%	3/3/21	14,500	14,531
	Hudson County NJ BAN GO	2.000%	12/8/20	70,000	70,052
[2]	New Jersey Economic Development Authority Industrial Revenue VRDO	0.150%	11/6/20	8,000	8,000
[2]	New Jersey Economic Development Authority Natural Gas Revenue VRDO	0.150%	11/6/20	5,700	5,700
[1,2]	New Jersey Economic Development Authority TOB VRDO	0.160%	11/6/20	7,000	7,000
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital & Nursing Home Revenue VRDO	0.140%	11/6/20	3,260	3,260
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/6/20	21,700	21,700
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/6/20	10,000	10,000
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.170%	11/6/20	600	600
[1,2,6]	New Jersey Transportation Trust Fund Authority Transportation Program Revenue TOB VRDO	0.160%	11/6/20	4,050	4,050
	Piscataway NJ BAN GO	1.750%	12/10/20	17,000	17,009
[1,2]	Rutgers State University New Jersey Revenue TOB VRDO	0.130%	11/6/20	1,425	1,425
	Scotch Plains NJ BAN GO	1.750%	12/4/20	7,300	7,303
	Union County NJ BAN GO	4.000%	6/18/21	40,000	40,892
	West Caldwell Township NJ BAN GO	1.750%	12/11/20	17,328	17,337
					281,103
17

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Mexico (0.4%)
[1,2]	New Mexico Educational Assistance Foundation Revenue TOB VRDO	0.220%	11/6/20	37,425	37,425
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/6/20	35,755	35,755
					73,180
New York (11.1%)
	BlackRock MuniYield New York Quality Fund Inc. VRDO VRDP	0.210%	11/5/20	72,800	72,800
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.110%	11/6/20	6,805	6,805
[2]	Monroe County Industrial Development Corp. College & University Revenue VRDO	0.150%	11/6/20	6,385	6,385
[2]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/6/20	20,665	20,665
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	16,040	16,040
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.110%	11/4/20	25,000	25,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.100%	11/6/20	23,640	23,640
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.110%	11/6/20	26,975	26,975
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.110%	11/6/20	28,030	28,030
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.130%	11/6/20	25,450	25,450
[1,2]	New York City NY GO TOB VRDO	0.140%	11/2/20	44,215	44,215
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) TOB VRDO	0.150%	11/6/20	4,380	4,380
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) TOB VRDO	0.150%	11/6/20	6,730	6,730
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.150%	11/6/20	4,455	4,455
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.140%	11/2/20	25,400	25,400
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.150%	11/5/20	16,800	16,800
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.150%	11/5/20	20,000	20,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.150%	11/6/20	5,000	5,000
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.180%	11/6/20	16,940	16,940
[1,2]	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.160%	11/6/20	2,510	2,510
[1,2]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.140%	11/6/20	11,000	11,000
[1,2]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.160%	11/6/20	1,500	1,500
[1,2]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.160%	11/5/20	8,700	8,700
[1,2]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.160%	11/6/20	4,600	4,600
[1,2]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.160%	11/6/20	8,405	8,405
[1,2]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.170%	11/6/20	6,965	6,965
18

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City NY Transitional Finance Authority Revenue TOB VRDO	0.150%	11/6/20	9,920	9,920
[1,2]	New York City Transitional Finance Authority Building Aid Revenue TOB VRDO	0.160%	11/6/20	4,000	4,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.100%	11/2/20	3,900	3,900
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/2/20	4,200	4,200
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	11/4/20	7,845	7,845
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/5/20	29,000	29,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/5/20	39,200	39,200
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	11/6/20	6,975	6,975
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	11/6/20	20,295	20,295
[1,2]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.140%	11/2/20	9,500	9,500
[1,2]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.150%	11/6/20	3,085	3,085
	New York City Water & Sewer System Sewer Revenue VRDO	0.120%	11/2/20	2,315	2,315
	New York City Water & Sewer System Water Revenue VRDO	0.100%	11/2/20	5,280	5,280
	New York City Water & Sewer System Water Revenue VRDO	0.120%	11/2/20	10,350	10,350
	New York City Water & Sewer System Water Revenue VRDO	0.120%	11/2/20	27,520	27,520
	New York City Water & Sewer System Water Revenue VRDO	0.130%	11/2/20	10,200	10,200
	New York City Water & Sewer System Water Revenue VRDO	0.130%	11/2/20	40,565	40,565
	New York City Water & Sewer System Water Revenue VRDO	0.140%	11/2/20	3,100	3,100
	New York City Water & Sewer System Water Revenue VRDO	0.110%	11/5/20	34,260	34,260
	New York City Water & Sewer System Water Revenue VRDO	0.150%	11/5/20	18,405	18,405
	New York City Water & Sewer System Water Revenue VRDO	0.150%	11/5/20	4,315	4,315
	New York City Water & Sewer System Water Revenue VRDO	0.120%	11/6/20	10,040	10,040
	New York City Water & Sewer System Water Revenue VRDO	0.120%	11/6/20	20,000	20,000
	New York City Water & Sewer System Water Revenue VRDO	0.120%	11/6/20	61,240	61,240
	New York City Water & Sewer System Water Revenue VRDO	0.120%	11/6/20	34,775	34,775
[1,2]	New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.170%	11/5/20	22,200	22,200
[1,2]	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.320%	11/6/20	3,000	3,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.110%	11/2/20	12,800	12,800
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.120%	11/6/20	35,460	35,460
19

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.150%	11/6/20	35,000	35,000
[1,2]	New York NY GO TOB VRDO	0.160%	11/6/20	8,750	8,750
[1,2]	New York NY GO TOB VRDO	0.160%	11/6/20	3,935	3,935
[1,2]	New York NY GO TOB VRDO	0.160%	11/6/20	4,815	4,815
	New York NY GO VRDO	0.110%	11/2/20	22,950	22,950
	New York NY GO VRDO	0.120%	11/2/20	20,760	20,760
	New York NY GO VRDO	0.140%	11/2/20	39,550	39,550
[2]	New York NY GO VRDO	0.110%	11/5/20	15,000	15,000
[2]	New York NY GO VRDO	0.110%	11/5/20	8,600	8,600
[2]	New York NY GO VRDO	0.120%	11/5/20	32,320	32,320
[2]	New York NY GO VRDO	0.150%	11/5/20	1,475	1,475
[2]	New York NY GO VRDO	0.110%	11/6/20	89,780	89,780
[2]	New York NY GO VRDO	0.120%	11/6/20	1,055	1,055
[2]	New York NY GO VRDO	0.120%	11/6/20	21,795	21,795
[2]	New York NY GO VRDO	0.140%	11/6/20	20,400	20,400
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.130%	11/5/20	30,100	30,100
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/31/21	69,000	70,260
[1,2]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.150%	11/6/20	8,000	8,000
[1,2]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.150%	11/6/20	6,000	6,000
[1,2]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.150%	11/6/20	5,950	5,950
[1,2]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.160%	11/6/20	5,000	5,000
[1,2]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.160%	11/6/20	54,375	54,375
[1,2]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.160%	11/6/20	1,875	1,875
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.160%	11/6/20	16,265	16,265
[1,2]	New York State Dormitory Authority State Personal Income Tax Revenue TOB VRDO	0.160%	11/6/20	4,000	4,000
[1,2]	New York State Dormitory Authority TOB VRDO	0.150%	11/5/20	22,745	22,745
[1,2]	New York State Dormitory Authority TOB VRDO	0.150%	11/6/20	12,360	12,360
[1,2]	New York State Dormitory Authority TOB VRDO	0.170%	11/6/20	21,870	21,870
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	0.140%	11/6/20	38,100	38,100
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	11/4/20	13,400	13,400
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.140%	11/4/20	44,600	44,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.100%	11/6/20	30,260	30,260
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	11/6/20	22,605	22,605
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.120%	11/6/20	20,000	20,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.140%	11/6/20	68,800	68,800
[2]	New York State Housing Finance Agency Miscellaneous Revenue VRDO	0.190%	11/6/20	245	245
[1,2]	New York State Thruway Authority Revenue (Highway& Bridge Trust Fund) TOB VRDO	0.160%	11/6/20	2,000	2,000
[2]	New York State Urban Development Corp. Appropriations Revenue VRDO	0.120%	11/5/20	9,300	9,300
20

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Urban Development Corp. Appropriations Revenue VRDO	0.120%	11/6/20	16,540	16,540
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.120%	11/5/20	36,200	36,200
[1,2]	New York State Urban Development Corp. TOB VRDO	0.160%	11/6/20	13,230	13,230
[1,2]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	0.210%	11/5/20	33,700	33,700
[1,2]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.140%	11/6/20	9,750	9,750
[1,2]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.140%	11/6/20	3,140	3,140
[1,2]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.140%	11/6/20	7,400	7,400
[1,2]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.150%	11/6/20	7,320	7,320
[1,2]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.260%	11/6/20	5,000	5,000
[1,2]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.160%	11/5/20	14,000	14,000
[1,2]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.160%	11/6/20	2,085	2,085
[2]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	0.090%	11/2/20	8,895	8,895
[1,2]	Utility Debt Securitization Authority New York Revenue TOB VRDO	0.160%	11/6/20	37,500	37,500
					1,962,190
North Carolina (1.8%)
[1,2]	Appalachian State University TOB VRDO	0.150%	11/6/20	12,245	12,245
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	78,020	78,020
[1,2]	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) TOB VRDO	0.150%	11/6/20	7,495	7,495
[1,2]	Forsyth County NC GO TOB VRDO	0.130%	11/2/20	27,055	27,055
[2,10]	North Carolina Capital Facilities Finance Agency Local or Guaranteed Housing Revenue VRDO	0.120%	11/6/20	10,815	10,815
	North Carolina Capital Facilities Finance Agency Revenue	0.220%	11/18/20	17,602	17,602
	North Carolina Capital Facilities Finance Agency Revenue	0.210%	12/9/20	6,262	6,262
[1,2]	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.150%	11/5/20	2,285	2,285
[1,2]	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.150%	11/6/20	1,901	1,901
[1,2]	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.150%	11/6/20	22,065	22,065
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, ETM	5.000%	1/1/21	5,870	5,905
[1,2]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	0.150%	11/6/20	1,740	1,740
[1,2]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	0.150%	11/6/20	1,815	1,815
[1,2]	North Carolina Housing Finance Agency TOB VRDO	0.150%	11/6/20	6,955	6,955
[1,2]	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) TOB VRDO	0.160%	11/6/20	9,300	9,300
[1,2]	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) TOB VRDO	0.160%	11/6/20	15,450	15,450
21

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) TOB VRDO	0.160%	11/6/20	3,750	3,750
[2]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Lenoir Memorial Hospital Project) VRDO	0.180%	11/6/20	12,990	12,990
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.470%	5/28/21	17,750	17,750
[1,2]	North Carolina Revenue TOB VRDO	0.160%	11/6/20	6,800	6,800
[1,2]	North Carolina Turnpike Authority Revenue (Triangle Expressway) TOB VRDO	0.160%	11/6/20	15,854	15,854
[1,2]	North Carolina Turnpike Authority Revenue TOB VRDO	0.150%	11/6/20	8,455	8,455
[1,2]	Union County NC Enterprise System Revenue TOB VRDO	0.150%	11/6/20	7,815	7,815
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/6/20	16,100	16,100
[1,2]	University of North Carolina Hospitals at Chapel Hill Revenue TOB VRDO	0.190%	11/6/20	645	645
					317,069
North Dakota (0.1%)
[1,2]	North Dakota Housing Finance Agency Revenue TOB VRDO	0.150%	11/6/20	6,640	6,640
[1,2]	North Dakota Housing Finance Agency Revenue TOB VRDO	0.150%	11/6/20	6,090	6,090
					12,730
Ohio (3.4%)
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	38,575	38,575
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/6/20	5,240	5,240
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	7,300	7,300
[1,2]	Allen County OH Hospital Facilities Revenue (Mercy Health) TOB VRDO	0.150%	11/6/20	12,300	12,300
	American Municipal Power Inc. Lease Revenue BAN	1.500%	6/24/21	6,750	6,796
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.120%	11/6/20	10,600	10,600
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.140%	11/6/20	18,000	18,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.140%	11/6/20	20,000	20,000
[2]	Columbus Regional Airport Authority Port, Airport & Marina Revenue (Pooled Financing Program) VRDO	0.110%	11/6/20	5,400	5,400
	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	0.150%	11/6/20	36,135	36,135
[1,2]	Erie County OH Hospital Facilities Revenue (Firelands Regional Medical Center Project) TOB VRDO	0.170%	11/6/20	32,960	32,960
[1,2]	Euclid OH City School District GO TOB VRDO	0.150%	11/6/20	11,200	11,200
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/4/20	31,775	31,775
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.080%	11/5/20	17,740	17,740
[2]	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	1,415	1,415
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	11,915	11,915
[1,2]	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	0.170%	11/6/20	2,665	2,665
22

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Hamilton County OH Health, Hospital, Nursing Home Revenue	0.090%	11/6/20	29,555	29,555
[1,2]	Hamilton County OH Sewer System Revenue TOB VRDO	0.160%	11/6/20	12,750	12,750
	Independence OH BAN GO	2.000%	12/3/20	17,375	17,386
	Lake County OH BAN GO	2.250%	4/1/21	12,000	12,012
	Lakewood OH Income Tax Revenue	2.000%	3/24/21	12,000	12,056
[1,2]	Miami County OH Hospital Facilities Revenue (Kettering Health Network) TOB VRDO	0.160%	11/6/20	3,000	3,000
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	1,600	1,600
[1,2]	Montgomery County OH Hospital Revenue (Kettering Health Network) TOB VRDO	0.150%	11/6/20	13,100	13,100
[1,2]	Northeast Ohio Regional Sewer District Revenue (Wastewater Revenue Improvement) TOB VRDO	0.150%	11/6/20	6,800	6,800
[1,2]	Northeast Ohio Regional Sewer District Revenue TOB VRDO	0.160%	11/6/20	3,750	3,750
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	47,020	47,020
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/4/20	6,020	6,020
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/6/20	38,710	38,710
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/6/20	24,375	24,375
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	24,135	24,135
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/6/20	10,000	10,000
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.140%	11/6/20	24,850	24,850
[1,2]	Ohio Housing Finance Agency Residential Mortgage Revenue TOB VRDO	0.150%	11/6/20	5,270	5,270
	Ohio State University College & University Revenue VRDO	0.090%	11/4/20	20	20
	Ohio State University College & University Revenue VRDO	0.100%	11/4/20	2,390	2,390
	Ohio State University College & University Revenue VRDO	0.100%	11/6/20	1,870	1,870
	Ohio State University College & University Revenue VRDO	0.100%	11/6/20	1,900	1,900
	Ohio State University College & University Revenue VRDO	0.100%	11/6/20	3,350	3,350
	Ohio State University General Receipts Revenue	0.300%	12/9/20	5,190	5,190
[1,2]	Ohio State University General Receipts Revenue TOB VRDO	0.180%	11/6/20	5,750	5,750
[1,2]	Ohio State University General Receipts Revenue TOB VRDO	0.180%	11/6/20	5,750	5,750
[1,2]	Toledo OH Waterworks Revenue TOB VRDO	0.170%	11/6/20	8,000	8,000
					596,625
Oklahoma (0.1%)
[1,2]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.150%	11/6/20	12,400	12,400
[1,2]	Oklahoma Turnpike Authority Revenue TOB VRDO	0.150%	11/6/20	7,500	7,500
					19,900
Oregon (1.2%)
[2]	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	6,975	6,975
[1,2]	Multnomah and Clackamas Counties OR School District GO TOB VRDO	0.150%	11/6/20	4,750	4,750
[2]	Oregon Housing & Community Service Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	0.160%	11/6/20	32,255	32,255
	Oregon Housing & Community Service Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	0.130%	11/6/20	44,000	44,000
23

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Housing & Community Service Department Local or Guaranteed Housing Revenue VRDO	0.180%	11/6/20	15,000	15,000
[1,2]	Oregon Housing & Community Service Department Single Family Mortgage Revenue TOB VRDO	0.200%	11/6/20	780	780
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	0.130%	11/6/20	32,620	32,620
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.140%	11/6/20	13,140	13,140
[1,2]	Oregon Housing & Community Services Department Mortgage Revenue TOB VRDO	0.150%	11/6/20	9,610	9,610
	Oregon State Facilities Authority College & University Revenue (Reed College Projects) VRDO	0.140%	11/6/20	33,345	33,345
[1,2]	Portland OR Water System Revenue TOB VRDO	0.150%	11/6/20	9,500	9,500
[1,2]	Washington & Clackamas Counties OR School District No. 23J Tigard-Tualatin GO TOB VRDO	0.150%	11/6/20	5,000	5,000
					206,975
Pennsylvania (4.1%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	0.090%	11/2/20	8,200	8,200
[1,2]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.140%	11/2/20	81,480	81,480
[1,2]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.180%	11/2/20	44,600	44,600
[2]	Beaver County IDA Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/6/20	4,540	4,540
	BlackRock MuniYield Pennsylvania Quality Fund VRDO VRDP	0.170%	11/5/20	10,000	10,000
[2]	Bucks County IDA Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/6/20	28,320	28,320
	Butler County General Authority Miscellaneous Revenue VRDO	0.140%	11/6/20	15,000	15,000
[1,2,3]	Commonwealth Financing Authority Pennsylvania Revenue TOB VRDO	0.160%	11/6/20	13,695	13,695
[1,2]	County of Allegheny PA GO TOB VRDO	0.110%	11/6/20	5,340	5,340
[2]	General Authority of Southcentral Pennsylvania Health, Hospital, Nursing Home Revenue VRDO	0.160%	11/6/20	6,690	6,690
[2]	Jackson Township IDA Local or Guaranteed Housing Revenue VRDO	0.120%	11/6/20	14,250	14,250
[1,2]	Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital Project) TOB VRDO	0.160%	11/6/20	6,765	6,765
[1,2]	Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital Project) TOB VRDO	0.160%	11/6/20	3,410	3,410
[1,2]	Lehigh County PA General Purpose Authority Revenue (Good Shepherd Obligated Group) TOB VRDO	0.160%	11/6/20	5,850	5,850
[2]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/5/20	100,000	100,000
[2]	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue VRDO	0.110%	11/6/20	13,300	13,300
[1,2]	Pennsylvania GO TOB VRDO	0.150%	11/6/20	10,400	10,400
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/4/20	12,240	12,240
[1,2]	Pennsylvania Higher Educational Facilities Authority Revenue (Presbyterian Medical Center) TOB VRDO	0.160%	11/6/20	7,200	7,200
24

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	0.150%	11/6/20	5,865	5,865
[1,2]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	0.150%	11/6/20	12,285	12,285
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	11/4/20	29,400	29,400
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.140%	11/6/20	5,995	5,995
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.140%	11/6/20	29,210	29,210
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.150%	11/6/20	9,385	9,385
[1,2]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.170%	11/5/20	8,965	8,965
[1,2]	Pennsylvania Housing Finance Agency Single FamilyMortgage Revenue TOB VRDO	0.150%	11/6/20	15,300	15,300
[1,2]	Pennsylvania Housing Finance Agency Single FamilyMortgage Revenue TOB VRDO	0.150%	11/6/20	7,500	7,500
[1,2]	Pennsylvania Housing Finance Agency Single FamilyMortgage Revenue TOB VRDO	0.160%	11/6/20	5,000	5,000
[1,2]	Pennsylvania State University TOB VRDO	0.110%	11/6/20	5,600	5,600
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.100%	11/5/20	11,105	11,105
[1,2]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.150%	11/5/20	76,000	76,000
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	23,120	23,120
[2]	Philadelphia PA Airport Port, Airport & Marina Revenue VRDO	0.160%	11/6/20	10,000	10,000
[2]	Philadelphia PA Airport Port, Airport & Marina Revenue VRDO	0.160%	11/6/20	4,000	4,000
[1,2]	Philadelphia PA Airport Revenue TOB VRDO	0.220%	11/6/20	12,070	12,070
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	20,000	20,000
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.160%	11/5/20	7,485	7,485
[1,2]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	0.150%	11/6/20	3,000	3,000
[1,2]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	0.150%	11/6/20	3,000	3,000
[1,2]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	0.150%	11/6/20	9,600	9,600
[2]	Washington County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/6/20	10,000	10,000
[2]	Washington County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/6/20	10,900	10,900
					726,065
Rhode Island (0.0%)
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.110%	11/6/20	1,780	1,780
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.110%	11/6/20	3,560	3,560
					5,340
25

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina (1.0%)
[1,2]	Berkeley County SC School District GO TOB VRDO	0.130%	11/2/20	4,840	4,840
[1,2]	Charleston SC Waterworks & Sewer Capital Improvement Revenue TOB VRDO	0.160%	11/6/20	20,000	20,000
	County Square Redevelopment Corp. Lease (Appropriation) Revenue BAN	2.000%	3/24/21	17,500	17,589
[1,2]	Lancaster County SC School District TOB VRDO	0.170%	11/6/20	5,470	5,470
[1,2]	Lexington County SC School District No.1 GO TOB VRDO	0.150%	11/6/20	6,000	6,000
[1,2]	McLeod Health Obligated Group TOB VRDO	0.160%	11/6/20	7,795	7,795
[2]	South Carolina Educational Facilities Authority College & University Revenue (Columbia College Project) VRDO	0.250%	11/6/20	2,100	2,100
[1,2]	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) TOB VRDO	0.170%	11/6/20	30,750	30,750
[1,2]	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health) TOB VRDO	0.170%	11/6/20	6,955	6,955
[2]	South Carolina Jobs-Economic Development Authority Industrial Revenue VRDO	0.140%	11/6/20	34,555	34,555
[2]	South Carolina Jobs-Economic Development Authority Private Schools Revenue VRDO	0.120%	11/6/20	900	900
[1,2]	South Carolina Ports Authority Revenue TOB VRDO	0.200%	11/6/20	6,705	6,705
[2]	South Carolina Public Service Authority Electric Power & Light Revenue VRDO	0.230%	11/6/20	32,745	32,745
[1,2,4]	South Carolina Transportation Infrastructure Revenue TOB PUT	0.320%	4/1/21	5,000	5,000
					181,404
South Dakota (0.1%)
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.160%	11/6/20	15,200	15,200
[1,2]	South Dakota Housing Development Authority Revenue TOB VRDO	0.150%	11/6/20	4,475	4,475
					19,675
Tennessee (2.9%)
[2]	Blount County Industrial Development Board Miscellaneous Revenue VRDO	0.180%	11/6/20	6,800	6,800
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.180%	11/6/20	30,310	30,310
[2]	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.180%	11/6/20	13,310	13,310
	Blount County Tennessee Public Building Authority Revenue VRDO	0.180%	11/6/20	17,015	17,015
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.160%	11/2/20	1,405	1,405
[2]	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	96,980	96,980
[1,2]	Harpeth Valley TN Utilities District (Davidson & Williamson Counties) Revenue TOB VRDO	0.150%	11/6/20	6,205	6,205
	Memphis TN	0.150%	11/4/20	19,750	19,750
[1,2]	Memphis TN GO TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	Memphis TN GO TOB VRDO	0.160%	11/6/20	8,075	8,075
	Metropolitan Government of Nashville & Davidson County TN	0.150%	11/3/20	37,700	37,700
	Metropolitan Government of Nashville & Davidson County TN	0.300%	12/8/20	25,000	25,000
[1,2]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.130%	11/2/20	33,305	33,305
[1,2]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.170%	11/6/20	7,500	7,500
26

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.160%	11/2/20	200	200
[2]	Montgomery County Public Building Authority Revenue VRDO	0.160%	11/2/20	7,275	7,275
	Sevier County TN Public Building Authority Miscellaneous Revenue VRDO	0.180%	11/6/20	34,800	34,800
[2]	Sevier County TN Public Building Authority Water Revenue VRDO	0.180%	11/6/20	11,215	11,215
	Shelby County TN GO VRDO	0.120%	11/5/20	81,055	81,055
	Tennessee GO	0.400%	11/3/20	10,000	10,000
	Tennessee GO	0.270%	1/20/21	25,000	25,000
[1,2]	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	0.150%	11/6/20	7,265	7,265
[1,2]	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	0.150%	11/6/20	10,020	10,020
[1,2]	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) TOB VRDO	0.160%	11/6/20	19,040	19,040
					514,225
Texas (13.4%)
[1,2]	Agency Enhanced Affordable Housing Trust TX Revenue TOB VRDO	0.320%	11/6/20	59,595	59,595
[1,2]	Alamo Regional Mobility Authority Revenue TOB VRDO	0.180%	11/6/20	7,500	7,500
[1,2]	Aldine TX Independent School District GO TOB VRDO	0.150%	11/6/20	8,205	8,205
	Austin TX	0.150%	11/10/20	20,000	20,000
[1,2]	Austin TX Electric Utility System Revenue TOB VRDO	0.130%	11/2/20	7,245	7,245
[1,2]	Austin TX Independent School District GO TOB VRDO	0.150%	11/6/20	15,225	15,225
[1,2]	Bexar County TX GO TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	Bexar TX Hospital District GO TOB VRDO	0.160%	11/6/20	11,480	11,480
	Board of Regents of the University of Texas System College & University Revenue	0.180%	11/4/20	15,300	15,300
	Board of Regents of the University of Texas System College & University Revenue	0.320%	12/2/20	97,540	97,540
	Board of Regents of the University of Texas System College & University Revenue VRDO	0.070%	11/5/20	8,480	8,480
	Board of Regents of the University of Texas System College & University Revenue VRDO	0.110%	11/5/20	58,360	58,360
	Colorado River Municipal Water District Revenue, Prere.	5.000%	1/1/21	9,175	9,235
[1,2]	Conroe TX Independent School District GO TOB VRDO	0.130%	11/2/20	7,440	7,440
[1,2]	Corpus Christi TX Independent School District GO TOB VRDO	0.150%	11/6/20	5,265	5,265
[1,2]	Corsicana TX Independent School District GO TOB VRDO	0.150%	11/6/20	9,410	9,410
[1,2]	Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.130%	11/2/20	3,605	3,605
[1,2,11]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	0.150%	11/6/20	5,500	5,500
	Dallas TX	0.180%	12/2/20	14,400	14,400
[1,2]	Dallas TX GO TOB VRDO	0.150%	11/6/20	4,780	4,780
	Denton Independent School District GO VRDO	0.110%	11/6/20	27,705	27,705
[1,2]	Denton TX GO TOB VRDO	0.150%	11/6/20	8,980	8,980
[1,2]	Duncanville TX Independent School District GO TOB VRDO	0.150%	11/6/20	9,500	9,500
[1,2]	El Paso TX GO TOB VRDO	0.150%	11/6/20	7,000	7,000
[1,2]	El Paso TX GO TOB VRDO	0.150%	11/6/20	4,750	4,750
[1,2]	El Paso TX Independent School District GO TOB VRDO	0.170%	11/6/20	3,330	3,330
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	0.150%	11/6/20	8,625	8,625
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	0.160%	11/6/20	35,640	35,640
27

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	0.160%	11/6/20	19,765	19,765
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	0.170%	11/6/20	23,145	23,145
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	0.170%	11/6/20	16,775	16,775
[1,2]	Grand Parkway Transportation Corp. TX System Tollway Revenue TOB VRDO	0.180%	11/6/20	18,300	18,300
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	0.100%	11/2/20	35,140	35,140
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/2/20	75,000	75,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/6/20	50,000	50,000
[2]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/6/20	35,910	35,910
	Harris County TX	0.180%	11/16/20	39,325	39,325
	Harris County TX GO	0.150%	11/4/20	45,860	45,860
[1,2,3]	Harris County TX GO TOB VRDO	0.150%	11/6/20	8,070	8,070
[1,2]	Harris County TX GO TOB VRDO	0.150%	11/6/20	10,000	10,000
[1,2,3]	Harris County TX GO TOB VRDO	0.160%	11/6/20	8,160	8,160
[1,2]	Harris County TX Revenue TOB VRDO	0.150%	11/6/20	7,500	7,500
[1,2]	Hays TX Consolidated Independent School District GO TOB VRDO	0.130%	11/2/20	4,670	4,670
	Houston TX Combined Utility System	0.180%	12/14/20	20,000	20,000
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.120%	11/5/20	15,650	15,650
	Houston TX Combined Utility System Sewer Revenue, Prere.	5.250%	11/15/20	24,305	24,337
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.120%	11/6/20	37,800	37,800
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.120%	11/6/20	13,890	13,890
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.120%	11/6/20	18,025	18,025
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.120%	11/6/20	95,995	95,995
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.120%	11/6/20	50,000	50,000
[1,2]	Houston TX Community College System TOB VRDO	0.160%	11/6/20	11,250	11,250
[1,2]	Houston TX Community College System TOB VRDO	0.160%	11/6/20	5,560	5,560
[1,2]	Houston TX GO TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	Houston TX Utility System Revenue TOB VRDO	0.150%	11/6/20	13,770	13,770
[1,2]	Humble TX Independent School District GO TOB VRDO	0.140%	11/6/20	16,000	16,000
[1,2]	Judson TX Independent School District GO TOB VRDO	0.150%	11/6/20	10,445	10,445
[1,2]	Lamar TX Consolidated Independent School District GO TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	Lone Star TX College System GO TOB VRDO	0.150%	11/6/20	19,065	19,065
	Lower Neches Valley Authority Industrial Development Corp. Industrial Revenue VRDO	0.170%	11/2/20	12,000	12,000
	Mesquite Independent School District GO VRDO	0.220%	11/6/20	11,405	11,405
[1,2]	Montgomery TX Independent School District GO TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	New Hope TX Cultural Education Facilities FinanceCorp. Hospital Revenue (Children's Health System of Texas Obligated Group) TOB VRDO	0.160%	11/6/20	3,985	3,985
[1,2]	North Texas Municipal Water District Water System Revenue TOB VRDO	0.130%	11/2/20	50,740	50,740
[1,2]	North Texas Tollway Authority Revenue TOB VRDO	0.150%	11/6/20	14,000	14,000
	Permanent University Fund - University of Texas System College & University Revenue VRDO	0.110%	11/5/20	16,270	16,270
[1,2]	Princeton TX Independent School District GO TOB VRDO	0.150%	11/6/20	5,600	5,600
28

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Red River Education Finance Corp. College & University Revenue VRDO	0.110%	11/6/20	14,300	14,300
[2]	Riesel Industrial Development Corp. Resource Recovery Revenue VRDO	0.140%	11/6/20	50,000	50,000
[2]	Riesel Industrial Development Corp. Resource Recovery Revenue VRDO	0.140%	11/6/20	50,000	50,000
	San Antonio TX	0.150%	11/5/20	73,060	73,060
[1,2]	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.150%	11/6/20	7,500	7,500
[1,2]	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.160%	11/6/20	20,395	20,395
	San Antonio TX Electric and Gas	0.150%	1/5/21	55,000	55,000
	San Antonio TX Electric and Gas	0.270%	1/5/21	20,000	20,000
[1,2]	San Antonio TX Public Facilities Corp. Lease Revenue (Convention Center Expansion Project) TOB VRDO	0.160%	11/6/20	10,705	10,705
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/4/20	9,655	9,655
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/4/20	10,400	10,400
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/6/20	65,685	65,685
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/6/20	10,590	10,590
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/6/20	16,690	16,690
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/6/20	5,085	5,085
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.090%	11/5/20	28,980	28,980
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health Care System Project) TOB VRDO	0.160%	11/6/20	5,555	5,555
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	0.150%	11/6/20	14,105	14,105
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	0.150%	11/6/20	25,000	25,000
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) TOB VRDO	0.150%	11/6/20	6,250	6,250
[1,2]	Tarrant TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Obligated Group) TOB VRDO	0.160%	11/6/20	10,760	10,760
[1,2]	Texas Department of Housing & Community Affairs Revenue TOB VRDO	0.150%	11/6/20	3,555	3,555
[1,2]	Texas Department of Housing & Community Affairs Revenue TOB VRDO	0.150%	11/6/20	5,755	5,755
[1,2]	Texas Department of Housing & Community Affairs Revenue TOB VRDO	0.150%	11/6/20	4,900	4,900
[1,2]	Texas Department of Housing & Community Affairs Revenue TOB VRDO	0.160%	11/6/20	5,885	5,885
[1,2]	Texas Department of Housing & Community Affairs Revenue TOB VRDO	0.160%	11/6/20	2,515	2,515
	Texas General Fund Revenue TRAN	4.000%	8/26/21	2,000	2,061
	Texas GO	5.000%	4/1/21	4,300	4,363
	Texas GO VRDO	0.100%	11/4/20	46,060	46,060
29

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO VRDO	0.150%	11/4/20	10,050	10,050
	Texas GO VRDO	0.100%	11/6/20	31,185	31,185
	Texas GO VRDO	0.170%	11/6/20	23,920	23,920
	Texas GO VRDO	0.170%	11/6/20	18,085	18,085
	Texas GO VRDO	0.170%	11/6/20	15,450	15,450
	Texas Public Finance Authority	0.200%	1/6/21	25,000	25,000
	Texas State University System College & University Revenue	4.000%	3/15/21	5,285	5,328
[1,2]	Texas Water Development Board Revenue TOB VRDO	0.160%	11/5/20	5,900	5,900
[1,2]	Texas Water Development Board Revenue TOB VRDO	0.150%	11/6/20	10,000	10,000
[1,2]	Texas Water Development Board Revenue TOB VRDO	0.160%	11/6/20	27,060	27,060
[1,2]	Texas Water Development Board TOB VRDO	0.160%	11/6/20	10,135	10,135
[1,2]	Texas Water Development Board TOB VRDO	0.170%	11/6/20	6,640	6,640
	University of Houston College & University Revenue	5.000%	2/15/21	10,585	10,706
	University of Texas System College & University Revenue	0.250%	11/19/20	7,735	7,735
	University of Texas System College & University Revenue	0.170%	12/7/20	20,000	20,000
	University of Texas System College & University Revenue	0.190%	1/6/21	10,000	10,000
	University of Texas System College & University Revenue	0.180%	1/7/21	23,500	23,500
	University of Texas System College & University Revenue	0.180%	1/7/21	7,295	7,295
	University of Texas System College & University Revenue	0.180%	1/8/21	24,478	24,478
	University of Texas System College & University Revenue VRDO	0.100%	11/5/20	3,680	3,680
	University of Texas System Permanent University Fund	0.480%	11/17/20	25,000	25,000
	University of Texas System Permanent University Fund	0.170%	12/7/20	25,000	25,000
	University of Texas System Permanent University Fund	0.170%	12/9/20	25,000	25,000
	University of Texas System Permanent University Fund	0.170%	12/11/20	25,000	25,000
	University of Texas System Permanent University Fund	0.190%	1/21/21	25,000	25,000
[1,2]	Whitehouse Independent School District GO TOB VRDO	0.150%	11/6/20	4,750	4,750
					2,373,208
Utah (0.7%)
[1,2]	Intermountain Power Agency Utah Power Supply Revenue TOB VRDO	0.150%	11/6/20	6,155	6,155
[1,2]	Utah Board of Regents Revenue TOB VRDO	0.150%	11/6/20	5,160	5,160
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	30,485	30,485
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	13,735	13,735
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	39,065	39,065
[1,2]	Utah County UT Hospital Revenue TOB VRDO	0.160%	11/6/20	2,880	2,880
	Utah Housing Corp. Local or Guaranteed Housing Revenue VRDO	0.150%	11/6/20	355	355
[1,2]	Utah Transit Authority Sales Tax Revenue TOB VRDO	0.150%	11/6/20	6,670	6,670
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	14,425	14,425
					118,930
Vermont (0.1%)
[2]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	17,430	17,430
Virginia (2.0%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	12,385	12,385
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/6/20	41,100	41,100
[1,2]	Alexandria VA GO TOB VRDO	0.170%	11/6/20	4,800	4,800
30

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Eclipse Funding Trust GO VRDO	0.130%	11/2/20	4,695	4,695
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.150%	11/6/20	53,025	53,025
[1,2]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.140%	11/6/20	69,585	69,585
[1,2,8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.150%	11/6/20	42,005	42,005
[1,2]	Hampton Roads VA Sanitation & Wastewater District Revenue TOB VRDO	0.150%	11/6/20	11,000	11,000
[1,2]	Hampton Roads VA Transportation Accountability Commission Revenue TOB VRDO	0.160%	11/6/20	11,250	11,250
[1,2]	Hampton Roads VA Transportation Accountability Commission Revenue TOB VRDO	0.160%	11/6/20	7,830	7,830
[1,2]	Hampton Roads VA Transportation Accountability Commission Revenue TOB VRDO	0.160%	11/6/20	3,500	3,500
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/6/20	36,260	36,260
[1,2]	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group) TOB VRDO	0.170%	11/6/20	5,335	5,335
[1,2]	Roanoke VA Economic Development Authority Hospital Revenue TOB VRDO	0.150%	11/6/20	5,600	5,600
[1,2]	Suffolk VA GO TOB VRDO	0.150%	11/6/20	4,590	4,590
[1,2]	University of Virginia Revenue TOB VRDO	0.170%	11/6/20	5,300	5,300
[1,2]	Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	0.140%	11/6/20	5,000	5,000
[2]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/6/20	6,135	6,135
[1,2]	Virginia TOB VRDO	0.130%	11/2/20	16,325	16,325
					345,720
Washington (2.0%)
[1,2]	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.150%	11/6/20	2,885	2,885
[1,2]	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.160%	11/6/20	2,665	2,665
[1,2]	City of Seattle WA Municipal Light & Power Revenue TOB VRDO	0.150%	11/6/20	3,000	3,000
[1,2]	King County WA Public Hospital District No 2. GO TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	King County WA School District No. 401 GO TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	King County WA School District No. 414 GO TOB VRDO	0.130%	11/2/20	8,800	8,800
[1,2]	King County WA Sewer Revenue TOB VRDO	0.160%	11/6/20	1,700	1,700
[1,2]	King County WA Sewer Revenue TOB VRDO	0.160%	11/6/20	14,945	14,945
[1,2]	Lewis & Thurston Counties WA School District No. 401 Centralia GO TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	Northwest Energy Washington Electric Revenue (Columbia Generating Station) TOB VRDO	0.160%	11/6/20	8,250	8,250
[1,2]	Pierce County WA School District No. 10 (Tacoma) GO TOB VRDO	0.140%	11/6/20	8,000	8,000
[2]	Port of Tacoma WA Airport Port, Airport & Marina Revenue VRDO	0.150%	11/6/20	27,450	27,450
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.150%	11/6/20	14,615	14,615
[1,2]	Port of Tacoma WA TOB VRDO	0.200%	11/6/20	11,610	11,610
[1,2]	Seattle WA Drain and Wastewater Revenue TOB VRDO	0.130%	11/2/20	24,870	24,870
[1,2]	Seattle WA Municipal Light & Power Revenue TOB VRDO	0.130%	11/2/20	14,135	14,135
[1,2]	Seattle WA Water System Revenue TOB VRDO	0.130%	11/2/20	15,875	15,875
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.750%	12/1/20	4,000	4,014
31

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Spokane County WA School District GO TOB VRDO	0.150%	11/6/20	5,700	5,700
[1,2]	Spokane WA County School District No. 354 Mead GO TOB VRDO	0.150%	11/6/20	5,545	5,545
[1,2]	Washington GO TOB VRDO	0.150%	11/6/20	4,700	4,700
[1,2]	Washington GO TOB VRDO	0.160%	11/6/20	7,750	7,750
[1,2]	Washington GO TOB VRDO	0.160%	11/6/20	5,740	5,740
[1,2]	Washington GO VRDO	0.150%	11/6/20	4,750	4,750
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/6/20	27,055	27,055
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/6/20	43,000	43,000
[1,2]	Washington Health Care Facilities Authority Revenue (Children's Hospital & Regional Medical Center) TOB VRDO	0.150%	11/6/20	21,280	21,280
[1,2]	Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.150%	11/6/20	1,875	1,875
[1,2]	Washington Health Care Facilities Authority Revenue (Seattle Children's Hospital) TOB VRDO	0.160%	11/6/20	3,275	3,275
[1,2]	Washington Higher Education Facilities Authority Revenue (Gonzaga University) TOB VRDO	0.170%	11/6/20	5,880	5,880
	Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.150%	11/6/20	20,300	20,300
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.110%	11/6/20	18,000	18,000
					352,664
West Virginia (1.0%)
[2]	Cabell County WV College & University Revenue VRDO	0.160%	11/6/20	68,935	68,935
[1,2]	Morgantown WV Combined Utility System Revenue TOB VRDO	0.170%	11/6/20	1,475	1,475
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.150%	11/6/20	101,860	101,860
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.180%	11/6/20	7,025	7,025
					179,295
Wisconsin (1.7%)
[1,2]	Milwaukee WI Metropolitan Sewer District GO TOB VRDO	0.130%	11/2/20	5,345	5,345
[1,2]	Public Finance Authority WI Healthcare Facilities Revenue TOB VRDO	0.170%	11/6/20	3,975	3,975
[1,2]	Verona WI Area School District GO TOB VRDO	0.150%	11/6/20	17,720	17,720
[2]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.110%	11/2/20	14,975	14,975
[1,2]	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.150%	11/6/20	13,500	13,500
[1,2]	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.150%	11/6/20	1,332	1,332
[1,2]	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.160%	11/6/20	5,000	5,000
[1,2]	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.160%	11/6/20	3,735	3,735
[1,2]	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.) TOB VRDO	0.150%	11/6/20	5,000	5,000
[1,2]	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.) TOB VRDO	0.150%	11/6/20	6,000	6,000
[1,2]	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin) TOB VRDO	0.150%	11/6/20	11,615	11,615
32

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin) TOB VRDO	0.150%	11/6/20	3,320	3,320
[1,2]	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group) TOB VRDO	0.170%	11/6/20	1,880	1,880
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.120%	11/6/20	43,120	43,120
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.120%	11/6/20	22,200	22,200
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.120%	11/6/20	23,205	23,205
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.120%	11/6/20	17,840	17,840
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.150%	11/6/20	26,900	26,900
[1,2]	Wisconsin Housing & Economic Development Authority TOB VRDO	0.150%	11/6/20	9,690	9,690
	Wisconsin State Extendible GO	0.290%	12/4/20	12,625	12,625
	Wisconsin State Extendible GO	0.270%	12/8/20	57,494	57,494
					306,471
Wyoming (0.0%)
	Lincoln County WY Resource Recovery Revenue VRDO	0.140%	11/2/20	2,400	2,400
[1,2]	Wyoming Community Development Authority Housing Revenue TOB VRDO	0.150%	11/6/20	4,500	4,500
					6,900
Total Tax-Exempt Municipal Bonds (Cost $16,434,838)					16,434,838
33

Municipal Money Market Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investment (6.9%)
Money Market Fund (6.9%)
[12]	Vanguard Municipal Cash Management Fund (Cost $1,223,004)	0.119%	12,229,260	1,223,170
Total Investments (99.6%) (Cost $17,657,842)				17,658,008
Other Assets and Liabilities—Net (0.4%)				77,733
Net Assets (100%)				17,735,741
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value was $6,780,281,000, representing 38.2% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Municipal Money Market Fund
Statement of Assets and Liabilities
As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,434,838)	16,434,838
Affiliated Issuers (Cost $1,223,004)	1,223,170
Total Investments in Securities	17,658,008
Investment in Vanguard	723
Cash	44
Receivables for Investment Securities Sold	22,620
Receivables for Accrued Income	12,629
Receivables for Capital Shares Issued	85,310
Other Assets	8,561
Total Assets	17,787,895
Liabilities
Payables for Investment Securities Purchased	10,115
Payables for Capital Shares Redeemed	40,674
Payables for Distributions	67
Payables to Vanguard	1,298
Total Liabilities	52,154
Net Assets	17,735,741
At October 31, 2020, net assets consisted of:

Paid-in Capital	17,735,453
Total Distributable Earnings (Loss)	288
Net Assets	17,735,741

Net Assets
Applicable to 17,732,993,296 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,735,741
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
35

Municipal Money Market Fund
Statement of Operations

Year Ended October 31, 2020
($000)
Investment Income
Income
Interest[1]	150,026
Total Income	150,026
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,823
Management and Administrative	20,490
Marketing and Distribution	2,517
Custodian Fees	41
Auditing Fees	27
Shareholders’ Reports	95
Trustees’ Fees and Expenses	11
Total Expenses	27,004
Expenses Paid Indirectly	(13)
Net Expenses	26,991
Net Investment Income	123,035
Realized Net Gain (Loss) on Investment Securities Sold[1]	610
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	122
Net Increase (Decrease) in Net Assets Resulting from Operations	123,767
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,945,000, ($11,000), and $122,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	123,035	264,483
Realized Net Gain (Loss)	610	(24)
Change in Unrealized Appreciation (Depreciation)	122	45
Net Increase (Decrease) in Net Assets Resulting from Operations	123,767	264,504
Distributions[1]
Total Distributions	(123,020)	(264,481)
Capital Share Transactions (at $1.00 per share)
Issued	13,288,696	11,242,372
Issued in Lieu of Cash Distributions	109,324	238,798
Redeemed	(13,773,748)	(11,033,267)
Net Increase (Decrease) from Capital Share Transactions	(375,728)	447,903
Total Increase (Decrease)	(374,981)	447,926
Net Assets
Beginning of Period	18,110,722	17,662,796
End of Period	17,735,741	18,110,722
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.007[1]	.015[1]	.012[1]	.007[1]	.0025
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.007	.015	.012	.007	.0025
Distributions
Dividends from Net Investment Income	(.007)	(.015)	(.012)	(.007)	(.0025)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.007)	(.015)	(.012)	(.007)	(.0025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.68%	1.48%	1.21%	0.66%	0.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,736	$18,111	$17,663	$17,360	$16,124
Ratio of Total Expenses to Average Net Assets[3]	0.15%	0.15%	0.15%	0.15%	0.12%
Ratio of Net Investment Income to Average Net Assets	0.68%	1.47%	1.20%	0.66%	0.24%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2016. For the years ended October 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Municipal Money Market Fund
Notes to Financial Statements
Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
39

Municipal Money Market Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective December 4, 2020, Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $723,000, representing less than 0.01% of the fund’s net assets and 0.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended ended October 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $13,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
40

Municipal Money Market Fund
The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	67
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	166
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2020 Amount ($000)	2019 Amount ($000)
Tax Exempt Income	123,020	264,481
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	123,020	264,481
*	Includes short-term capital gains, if any.
As of October 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,657,842
Gross Unrealized Appreciation	166
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	166
41

Municipal Money Market Fund
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2020, such purchases and sales were $2,101,475,000 and $2,525,830,000, respectively.
G.	Management has determined that no other events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.
42

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Municipal Money Market Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 17, 2020
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
43

Special 2020 tax information (unaudited) for Vanguard Municipal Money Market Fund
This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund designates 100% of its income dividends as exempt-interest dividends.
44

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of share of any Vanguard fund if preceded or accompanied by the fund's current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q450 122020

Annual Report   |   October 31, 2020
Vanguard Municipal Bond Funds
Vanguard Short-Term Tax-Exempt Fund
Vanguard Limited-Term Tax-Exempt Fund
Vanguard Intermediate-Term Tax-Exempt Fund
Vanguard Long-Term Tax-Exempt Fund
Vanguard High-Yield Tax-Exempt Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.
Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	4
Short-Term Tax-Exempt Fund	6
Limited-Term Tax-Exempt Fund	75
Intermediate-Term Tax-Exempt Fund	198
Long-Term Tax-Exempt Fund	372
High-Yield Tax-Exempt Fund	421
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2020, the returns for the five Vanguard tax-exempt bond funds discussed in this report ranged from 1.86% for Investor Shares of Vanguard Short-Term Tax-Exempt Fund to 4.14% for Admiral Shares of Vanguard Long-Term Tax-Exempt Fund. All of the funds posted returns roughly in line with or better than their expense-free benchmarks with the exception of Vanguard High-Yield Tax-Exempt Fund, which underperformed its investment-grade muni market benchmark.
•	As the coronavirus began to spread outside of China, many governments moved to shutter nonessential businesses and institute lockdowns, leading to a swift and sharp drop in global economic activity. While volatility in the bond markets initially spiked and liquidity eroded as the pandemic spread, central banks around the world slashed interest rates and enacted stimulus programs to blunt the impact on the economy. Bond yields moved lower by the end of the period, and prices higher.
•	The advisor’s disciplined approach to risk paid off in this challenging environment. The funds were fairly conservatively positioned going into 2020 because muni yield spreads were tight versus Treasuries. That allowed the advisor to dial up exposure to lower-quality investment-grade munis that were hit especially hard during the dramatic repricing that occurred.
•	After the sell-off, muni prices rallied to regain much of what had been lost, adding relative value to the funds and providing a compact case study in the value of staying invested in downturns.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.87%	10.63%	11.79%
Russell 2000 Index (Small-caps)	-0.14	2.19	7.27
Russell 3000 Index (Broad U.S. market)	10.15	10.04	11.48
FTSE All-World ex US Index (International)	-2.17	0.13	4.52
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.19%	5.06%	4.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.59	4.09	3.70
FTSE Three-Month U.S. Treasury Bill Index	0.86	1.62	1.15
CPI
Consumer Price Index	1.18%	1.82%	1.83%

Advisor's Report
For the 12 months ended October 31, 2020, Vanguard’s five national tax-exempt bond funds posted returns that ranged from 1.86% for Investor Shares of Vanguard Short-Term Tax-Exempt Fund to 4.14% for Admiral Shares of Vanguard Long-Term Tax-Exempt Fund. All of the funds posted returns roughly in line with or better than their expense-free benchmarks with the exception of Vanguard High-Yield Tax-Exempt Fund, which underperformed its investment-grade muni market benchmark.
As investment-grade municipal bonds’ prices rose, their 30-day SEC yields declined by between 33 and 86 basis points to range from 0.33% for Investor Shares of the Short-Term Tax-Exempt Fund to 1.67% for Admiral Shares of the Long-Term Tax-Exempt Fund. (A basis point is one-hundredth of a percentage point.)
The 30-day SEC yields for Vanguard High-Yield Tax-Exempt Fund finished the period where they had started, at 2.28% for Investor Shares and 2.36% for Admiral Shares. The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, only the High-Yield Tax-Exempt Fund owned such securities.
Investment environment
The period was defined by the outbreak of the novel coronavirus in early 2020––and the aggressive efforts to contain it––which upended economies and financial markets worldwide. As the pandemic spread, crude oil prices sank, trade and travel restrictions multiplied, non-essential businesses were shuttered, and unemployment spiked.
Many governments and central banks around the world took emergency action in the form of fiscal and monetary stimulus to blunt the impact of the pandemic on economic activity, jobs, and the functioning of the credit markets.
In the United States, Congress passed a number of bills providing aid to state and local governments, companies, and workers. The U.S. Federal Reserve cut the federal funds target range to near zero and began buying hundreds of billions of dollars in government bonds, mortgage-backed securities, and corporate bonds.
At the height of investor pessimism in March, the bond market experienced a spike in volatility and an erosion in liquidity. Yields nevertheless ended the period significantly lower—and prices higher—as investors sought out safer assets.
The yield of the 2-year U.S. Treasury note fell 137 basis points to 0.15%. Longer-term Treasury yields fell less but still declined significantly: The yield of the bellwether 10-year U.S. Treasury note dropped 82 basis points to 0.87%.
Municipal bond yields followed a similar, if a little less volatile, trajectory on a combination of low yields and investor demand for tax-exempt income. The average yield of 2-year AAA-rated general-obligation issues slipped 94 basis points to 0.20% by the end of the fiscal year. Intermediate- and long-term muni yields declined less, with the 10-year yield falling 54 basis points to 0.94%.
The credit profile of the muni market remained solid, partly because of aggressive direct and indirect stimulus measures from policymakers, but also because many issuers were in a solid financial position before the pandemic hit. In fact, about two-thirds of the muni market was made up of bonds rated AA and above.
Management of the funds
Our disciplined approach to credit risk paid off in this challenging environment. Going into 2020, we were carrying a relatively low level of credit risk in the fund because we viewed valuations as being relatively expensive compared with historical levels.
We obviously didn’t see the coronavirus pandemic coming, but our more defensive positioning helped mitigate the impact of the market sell-off in March and April. It then allowed us to take on more credit risk at much more attractive valuations, especially in areas where the repricing seemed overdone. That wasn’t the case for some asset managers who were carrying more risk ahead of the pandemic, chasing a few extra basis points of potential return despite elevated valuations.
Over the 12 months, AAA-rated municipal bonds returned 4.38% according to Bloomberg Barclays Municipal Bond Index. Their AA-rated counterparts returned 3.90%, and A-rated munis returned 3.20%. BBB-rated munis on the lowest rung on the investment-grade credit
Yields of Municipal Securities (AAA-Rated General Obligation Issues)
Maturity	October 31, 2019	October 31, 2020
2 years	1.14%	0.20%
5 years	1.19	0.34
10 years	1.48	0.94
30 years	2.14	1.79
Source: Vanguard.

quality ladder returned 1.66%, while high-yield munis returned even less: 1.23%.
Because credit underperformed over the 12-month period, the tilt in the investment-grade funds toward high-quality securities added value, particularly during the market sell-off. As credit lagged, the High-Yield Tax-Exempt Fund underperformed its broad investment-grade muni market benchmark.
Tactically, we focused on digging into different bond structures during the summer to find incremental yield by favoring lower coupon and callable bonds, believing low yields across the curve were here to stay.
Outlook
Risks remain that increases in COVID-19 infections could lead to the reimposition of broad lockdowns that would further hurt economies and that the distribution of vaccines may take longer than hoped for. These risks are somewhat mitigated, however, because governments are better prepared now to deal with outbreaks. Moreover, central banks have asserted their readiness to continue to support bond markets.
We view munis as attractive for long-term investors. Defaults are unlikely to materialize among investment-grade munis as issuers will be buttressed by reserves, federal aid, and other fiscal levers. The overarching trend of the next 12 to 24 months should be toward tighter spreads. However, the road to an economic recovery is likely to be bumpy, long, and filled with portentous headlines and politically charged decisions.
That’s likely to translate into periods of turbulence in the muni market in the year ahead. A focus on diversification, deep research, and discipline will be key to potential investment success.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the funds’ performance.
Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group
James D’Arcy, CFA, Portfolio Manager
Adam M. Ferguson, CFA, Portfolio Manager
Mathew M. Kiselak, Principal,
Portfolio Manager, Head of Municipal Bond Desk
Justin A. Schwartz, CFA, Portfolio Manager,
Head of Municipal Money Market Funds
Vanguard Fixed Income Group
November 18, 2020

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2020
	Beginning Account Value 4/30/2020	Ending Account Value 10/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,016.79	$0.86
AdmiralTM Shares	1,000.00	1,017.20	0.46
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,032.93	$0.87
Admiral Shares	1,000.00	1,033.34	0.46
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,049.68	$0.88
Admiral Shares	1,000.00	1,050.10	0.46
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,061.69	$0.88
Admiral Shares	1,000.00	1,062.11	0.47
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$1,079.61	$0.89
Admiral Shares	1,000.00	1,080.04	0.47
Based on Hypothetical 5% Yearly Return
Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.28	$0.87
Admiral Shares	1,000.00	1,024.68	0.46
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.28	$0.87
Admiral Shares	1,000.00	1,024.68	0.46
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.28	$0.87
Admiral Shares	1,000.00	1,024.68	0.46
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.28	$0.87
Admiral Shares	1,000.00	1,024.68	0.46
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.28	$0.87
Admiral Shares	1,000.00	1,024.68	0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Short-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/ 366).

Short-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2010, Through October 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Tax-Exempt Fund Investor Shares	1.86%	1.36%	1.07%	$11,119
Bloomberg Barclays 1 Year Municipal Bond Index	1.87	1.36	1.12	11,178
Bloomberg Barclays Municipal Bond Index	3.59	3.70	3.99	14,791

	One Year	Five Year	Ten Years	Final Value of a $50,000 Investment
Short-Term Tax-Exempt Fund Admiral Shares	1.94%	1.45%	1.15%	$56,062
Bloomberg Barclays 1 Year Municipal Bond Index	1.87	1.36	1.12	55,890
Bloomberg Barclays Municipal Bond Index	3.59	3.70	3.99	73,953

See Financial Highlights for dividend and capital gains information.

Short-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2020
New York	19.3%
Texas	10.9
California	6.6
Illinois	6.0
Pennsylvania	5.4
Ohio	4.1
Georgia	3.6
New Jersey	3.3
Maryland	2.9
Massachusetts	2.6
Florida	2.4
Connecticut	2.4
Tennessee	2.2
Virginia	2.0
Washington	2.0
Michigan	1.9
Multiple States	1.8
Colorado	1.7
North Carolina	1.4
Alabama	1.3
Nevada	1.2
Arizona	1.2
Missouri	1.2
Indiana	1.1
Kentucky	1.0
Wisconsin	1.0
Other	9.5
The table reflects the fund’s investments, except for short-term investments.

Short-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (96.8%)
Alabama (1.2%)
[1]	Alabama Federal Aid Highway Finance Authority GAN TOB VRDO	0.270%	11/5/20	8,000	8,000
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	60	65
[2]	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	27,685	32,798
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	5,165	5,314
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	250	277
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	500	592
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/21	1,000	1,047
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,456
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	2,985	3,405
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/21	540	556
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/22	330	351
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/23	700	753
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	595	655
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	655	747
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	941
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	6,925	8,012
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/21	39,095	39,789
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	26,500	27,942
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	24,220	26,385
[5]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	1.000%	12/1/23	10,500	10,466
[5]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.620%	0.740%	12/1/23	10	10
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/21	280	289
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	190	204
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	250
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	240	276
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	254
	Huntsville AL GO	5.000%	5/1/22	1,170	1,252
[3]	Jasper AL GO, Prere.	5.000%	3/1/24	4,500	5,201
	Jefferson County AL GO	5.000%	4/1/21	2,000	2,038
	Jefferson County AL GO	5.000%	4/1/22	3,500	3,729
	Jefferson County AL GO	5.000%	4/1/23	1,375	1,522
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/21	1,625	1,690
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	679
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	500	549
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,000	1,125
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	14,415	16,477
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	884
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	858
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/21	3,000	3,054
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/22	5,000	5,304
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/23	10,395	11,443
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	2,760	3,028
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/21	1,250	1,274
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,288
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	2,163
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	8,285	9,146
[3]	Troy University College & University Revenue	4.000%	11/1/20	1,000	1,000
[3]	Troy University College & University Revenue	4.000%	11/1/22	2,000	2,130
[3]	Troy University College & University Revenue	5.000%	11/1/24	500	583
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	460	477
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	500	539
					249,267
Alaska (0.3%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.120%	11/5/20	24,195	24,195
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.120%	11/5/20	19,175	19,175
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,881
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,102

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,281
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	2,197
	Anchorage AK GO	5.000%	9/1/22	1,500	1,630
	Anchorage AK GO	5.000%	9/1/22	1,000	1,087
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,500	1,609
	North Slope Borough AK GO	5.000%	6/30/21	625	644
	North Slope Borough AK GO	5.000%	6/30/22	950	979
					55,780
Arizona (1.1%)
	Arizona COP	5.000%	10/1/21	8,000	8,346
	Arizona COP	5.000%	10/1/22	9,000	9,813
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	510	549
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	5,740	6,456
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/21	1,685	1,738
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	125	135
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,750	1,911
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/23	1,125	1,245
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,750	1,973
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,515	1,739
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,722
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,954
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,500	1,810
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,930	1,940
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	1,947
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	1,949
[1,4]	Arizona IDA Revenue TOB VRDO	0.720%	11/5/20	8,300	8,300
	Arizona Lottery Revenue	5.000%	7/1/21	3,530	3,641
	Arizona Lottery Revenue	5.000%	7/1/22	7,500	8,089
	Arizona Lottery Revenue	5.000%	7/1/23	2,500	2,812
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	2,365	2,578
	Chandler AZ Sales Tax Revenue	5.000%	7/1/23	1,440	1,619
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,258
[1,4]	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) TOB VRDO	0.150%	11/5/20	5,730	5,730
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	550	643
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	500	606
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	940	973
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,000	1,077
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	600	671
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	11,000	11,941
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	1,505	1,760
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.500%	10/18/22	13,325	13,279
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.920%	9/1/24	4,500	4,468
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.57%	0.690%	10/18/24	2,435	2,423
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/22	2,500	2,698
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/22	500	539
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/23	200	225
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	550	669
	Phoenix AZ GO	4.000%	7/1/24	2,025	2,149
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	11,870	12,242
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	11,565	11,928
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	30	35
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/21	3,000	3,094
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/21	315	316
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	650	657
	Pima County Regional Transportation Authority Sales Tax Revenue, Prere.	5.000%	6/1/21	4,215	4,330
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,079
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	140	158
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	180	213
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,375	2,511
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/23	8,990	9,445
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	5,145	5,659
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	4,720	5,389
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	2,415	2,851
[6]	Scottsdale IDA Health, Hospital, Nursing Home Revenue	0.340%	9/1/45	11,000	11,000
[1]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	9,450	9,414
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	250	258

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	425	456
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	375	418
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.250%	12/1/20	4,750	4,750
[2]	Yavapai County IDA Revenue	4.000%	10/1/22	2,045	2,117
[2]	Yavapai County IDA Revenue	4.000%	10/1/23	2,175	2,311
[2]	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,306
[2]	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,369
[2]	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,483
[3]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/23	1,880	2,088
[3]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,357
[3]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	716
[3]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,434
					229,759
Arkansas (0.0%)
[5]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.670%	9/1/22	700	695
	Arkansas GO	3.250%	6/15/22	100	102
[2]	Pulaski County Special School District GO	2.000%	2/1/23	3,040	3,141
[2]	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,622
[2]	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,543
	Rogers School District No. 30 GO	5.000%	2/1/21	1,500	1,517
					8,620
California (6.4%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,835	2,057
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/21	12,385	12,423
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	12,165	12,365
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	15,425	15,700
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	500	518
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	1,165	1,224
[5]	Bay Area Toll Authority Highway Revenue PUT, 70% of 3M USD LIBOR + 0.550%	0.708%	4/1/21	24,240	24,241
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.820%	4/1/21	2,575	2,576
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.020%	5/1/23	6,505	6,562
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.020%	5/1/23	4,690	4,731
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.020%	5/1/23	14,625	14,754
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.220%	4/1/24	7,450	7,563
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	605	648
[5]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.490%	12/1/22	32,200	32,296
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/20	180	180
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/21	375	381
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/22	1,000	1,052
	California Educational Facilities Authority College & University Revenue VRDO	0.130%	11/5/20	17,115	17,115
	California GO	0.150%	12/2/20	22,000	22,000
	California GO	5.000%	11/1/21	43,230	45,259
	California GO	5.000%	11/1/21	14,180	14,846
	California GO	5.000%	3/1/22	15,000	15,940
	California GO	5.000%	4/1/22	14,500	15,463
	California GO	5.000%	4/1/22	1,465	1,562
	California GO	5.000%	9/1/22	150	163
	California GO	5.000%	9/1/22	150	163
	California GO	5.000%	9/1/22	1,790	1,944
	California GO	5.250%	9/1/22	200	218
	California GO	5.000%	10/1/22	5,000	5,449
	California GO	5.000%	3/1/23	3,140	3,482
	California GO	5.000%	8/1/23	2,590	2,922
	California GO	5.000%	10/1/23	4,125	4,686
	California GO	5.000%	11/1/23	1,450	1,450
	California GO	5.000%	11/1/23	45	51
	California GO	5.000%	12/1/23	200	229
	California GO	5.000%	2/1/24	305	337
	California GO	5.000%	8/1/24	20	23
	California GO	5.000%	8/1/24	20	23
	California GO	5.000%	9/1/24	15	18
	California GO	5.000%	10/1/24	750	885
	California GO	5.000%	10/1/24	175	207
	California GO	4.000%	11/1/24	16,780	19,202
	California GO	5.000%	11/1/24	20	23
	California GO	5.000%	11/1/24	5,000	5,920
	California GO	5.000%	2/1/25	15	16

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	3/1/25	40	46
	California GO	5.000%	10/1/25	35	43
	California GO	5.000%	11/1/25	2,875	3,526
	California GO	3.000%	3/1/26	9,495	10,751
	California GO	4.000%	3/1/26	150	178
	California GO	5.000%	8/1/26	230	288
	California GO	5.000%	8/1/26	4,785	5,986
	California GO	5.000%	8/1/26	50	60
	California GO	5.000%	8/1/26	245	306
	California GO	4.000%	9/1/26	120	144
	California GO	5.000%	9/1/26	120	150
	California GO	5.000%	10/1/26	135	170
	California GO	5.000%	10/1/26	300	371
	California GO	5.000%	10/1/26	100	126
	California GO	5.000%	11/1/26	250	315
	California GO PUT	4.000%	12/1/21	8,825	9,017
[5]	California GO PUT, 70% of 1M USD LIBOR + 0.760%	0.864%	12/1/21	17,575	17,579
[5]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.500%	12/1/22	68,915	68,904
[5]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.550%	12/1/23	2,000	2,000
	California Health Facilities Financing Authority	0.240%	2/4/21	13,405	13,405
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,000	1,011
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	200	216
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	8,025	8,739
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	50	55
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	125	136
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	85	93
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	8,465	8,957
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	300	341
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	8,430	10,227
[1,4]	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	0.140%	11/5/20	10,200	10,200
[1,4]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.200%	11/5/20	3,100	3,100
[1,4]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.200%	11/5/20	2,305	2,305
[1,4]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.220%	11/5/20	2,700	2,700
[1,4]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.220%	11/5/20	9,715	9,715
[1,4]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.220%	11/5/20	12,610	12,610
[1,4]	California Health Facilities Financing Authority Revenue TOB VRDO	0.340%	11/5/20	68,600	68,600
	California Housing Finance Local or Guaranteed Housing Revenue PUT	1.450%	4/1/22	5,000	5,035
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	200	217
[5]	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT, 1M USD LIBOR + 0.200%	0.304%	4/1/21	2,500	2,500
[5]	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT, 70% of 1M USD LIBOR + 0.200%	0.304%	4/1/21	6,640	6,640
[5]	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT, 70% of 1M USD LIBOR + 0.200%	0.304%	4/1/21	6,330	6,330
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	633
[5]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.480%	8/1/21	375	374
[5]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.486%	8/1/21	15,275	15,229
[5]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.650%	0.753%	2/1/21	25,000	24,994
[5]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.650%	0.753%	2/1/21	275	275
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	250	258
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	250	266
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,000	1,010
[1]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.300%	2/1/21	22,155	22,155
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/22	10,000	10,124
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	5,000	5,266
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	6,500	7,107
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	7,750	8,763
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,803
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/21	200	203
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/22	800	851
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	100	109
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/23	600	664
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/24	1,000	1,151
	California State University College & University Revenue PUT	4.000%	11/1/21	70	71
	California State University College & University Revenue PUT	4.000%	11/1/23	135	146
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	300	302

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	500	523
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.350%	7/1/40	35,950	35,950
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.350%	7/1/40	20,525	20,525
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.350%	7/1/41	1,400	1,400
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,704
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	2,160	2,171
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	1,805	1,814
	California Statewide Communities Development Authority Revenue	0.250%	1/7/21	29,500	29,503
[1,4]	California Statewide Communities Development Authority Revenue TOB VRDO	0.720%	11/5/20	2,500	2,500
[5]	Contra Costa Transportation Authority Sales Tax Revenue PUT, 70% of 1M USD LIBOR + 0.250%	0.354%	9/1/21	3,270	3,261
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/24	350	411
[5]	Eastern Municipal Water District Water Revenue PUT, 70% of 1M USD LIBOR + 0.300%	0.404%	10/1/21	3,850	3,839
[5]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.370%	10/1/21	1,225	1,225
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	36,200	42,766
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/21	1,250	1,273
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,745	2,817
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	7,165	7,664
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	12/15/20	18,500	18,603
[2]	Los Angeles CA Unified School District GO	4.000%	7/1/22	6,400	6,784
	Los Angeles CA Unified School District GO	5.000%	10/1/22	970	1,052
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,000	6,729
[3]	Los Angeles CA Unified School District GO	5.000%	10/1/23	1,000	1,129
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/24	27,530	32,017
[3]	Los Angeles CA Unified School District GO	5.000%	10/1/24	875	1,024
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/25	14,100	16,967
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	550	617
[4]	Los Angeles CA Wastewater System Water Revenue VRDO	0.110%	11/5/20	4,100	4,100
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	295	332
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.370%	6/21/21	1,000	1,000
	Mountain View-Whisman School District GO	3.000%	9/1/21	500	512
	Mountain View-Whisman School District GO	4.000%	9/1/22	1,000	1,069
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	33,200	36,931
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.600%	11/2/20	10,000	10,000
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	135	157
[6]	Palomar Health COP	0.700%	11/1/36	7,875	7,875
[6]	Palomar Health COP	0.720%	11/1/36	16,925	16,925
[6]	Palomar Health COP	0.770%	11/1/36	10,425	10,425
	Palomar Health GO	5.000%	8/1/21	500	515
[4]	Pasadena CA COP VRDO	0.130%	11/5/20	9,155	9,155
	Peralta Community College District GO	5.000%	8/1/23	1,030	1,161
	Peralta Community College District GO	5.000%	8/1/25	500	607
[1,4]	Regents of the University of California Medical Center Pooled Revenue TOB VRDO, Prere.	0.140%	11/5/20	20,850	20,850
[4]	Riverside CA Electric Power & Light Revenue VRDO	0.120%	11/4/20	12,200	12,200
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	335	367
	Sacramento County CA COP	5.000%	10/1/21	1,095	1,139
	Sacramento County CA COP	5.000%	10/1/22	825	894
	Sacramento County CA COP	5.000%	10/1/23	900	1,014
[6]	Sacramento County CA COP	5.000%	10/1/24	1,420	1,658
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	455	504
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	11,250	12,242
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	500	558
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,000	2,231
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,156
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	5,000	5,780
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	1,008
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,580
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/21	300	311
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/23	300	339
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/24	1,350	1,587
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	10	11
	San Francisco CA City & County GO	5.000%	6/15/22	1,375	1,481
	San Francisco CA City & County GO	5.000%	6/15/24	2,500	2,920
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	4,166
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,210	3,321
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	5.000%	5/1/22	700	710
[3]	San Leandro Unified School District GO	4.000%	8/1/23	500	549
[3]	San Leandro Unified School District GO	4.000%	8/1/24	200	227
[3]	San Leandro Unified School District GO	4.000%	8/1/25	135	157

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,100	2,091
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,600	1,728
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,500	2,809
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	17,850	20,512
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	19,976
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	2.250%	7/1/40	5,000	5,000
[5]	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.370%	11/5/20	29,315	29,315
[3]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/22	1,400	1,513
[2]	Tulare CA Sewer Revenue	4.000%	11/15/21	110	114
[2]	Tulare CA Sewer Revenue	4.000%	11/15/22	645	690
[2]	Tulare CA Sewer Revenue	4.000%	11/15/23	670	739
[2]	Tulare CA Sewer Revenue	5.000%	11/15/24	705	826
[2]	Tulare CA Sewer Revenue	5.000%	11/15/25	740	894
[2]	United Water Conservation District COP	5.000%	10/1/22	600	653
[2]	United Water Conservation District COP	5.000%	10/1/23	805	912
[2]	United Water Conservation District COP	5.000%	10/1/24	845	995
	University of California College & University Revenue	5.000%	5/15/23	100	112
	University of California College & University Revenue	4.000%	5/15/24	100	113
	University of California College & University Revenue PUT	5.000%	5/15/23	1,800	2,012
	University of California Regents Medical Center Pooled Revenue	0.140%	12/4/20	23,500	23,503
	University of California Regents Medical Center Pooled Revenue	0.190%	12/15/20	12,000	12,000
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/21	3,765	3,873
	West Sonoma County Union High School District GO	4.000%	8/1/21	130	134
	West Sonoma County Union High School District GO	4.000%	8/1/22	200	213
	West Sonoma County Union High School District GO	4.000%	8/1/23	135	149
					1,280,581
Colorado (1.6%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/20	1,455	1,460
[6]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/25	100	115
	Colorado COP	5.000%	12/15/23	2,750	3,143
	Colorado COP	5.000%	12/15/25	3,875	4,747
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/22	300	325
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	768
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	834
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	906
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/21	325	326
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	100	104
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	108
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,315	1,430
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	615	636
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,000	1,094
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	85	95
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,609
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,680	1,908
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	116
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,168
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	343
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	100	120
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	3,140	3,274
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	2,855	3,248
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/21	1,000	1,027
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	720	773
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/21	750	759
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	6/1/23	1,490	1,693
[1,4]	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	0.150%	11/5/20	6,750	6,750
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue (Multi-Family Project)	1.350%	2/1/22	4,900	4,925
[1,4]	Colorado Regional Transportation District TOB VRDO	0.220%	11/5/20	18,255	18,255
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	2,000	2,193
	Dawson Ridge Metropolitan District No. 1 GO, ETM	0.000%	10/1/22	6,000	5,952
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,131
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/22	5,000	5,008
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	375	423
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,220	2,520
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,360	4,949
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,417
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,747
[7]	Denver CO City & County Airport System Port, Airport & Marina Revenue	0.490%	11/15/25	22,925	22,925

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	8,750	9,562
	Denver CO City & County COP VRDO	0.110%	11/2/20	9,705	9,705
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/21	250	260
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	249
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	85
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	11,864
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	263
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	181
[5]	E-470 Public Highway Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.420%	0.520%	9/1/21	3,125	3,116
[5]	E-470 Public Highway Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 1.050%	1.147%	9/1/21	4,000	4,003
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/22	300	327
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	503
[6]	Interlocken Metropolitan District GO	5.000%	12/1/21	400	420
[6]	Interlocken Metropolitan District GO	5.000%	12/1/22	675	738
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	888
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/22	13,910	14,844
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,350	14,613
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	4.000%	12/1/20	1,055	1,058
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.000%	1/15/22	2,800	2,803
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.125%	7/15/23	3,250	3,253
	Regional Transportation District COP	5.000%	6/1/24	2,715	3,014
	Southlands Metropolitan District No. 1 GO	3.000%	12/1/22	171	172
	University of Colorado College & University Revenue	5.000%	6/1/22	175	188
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	15,325	16,157
	University of Colorado College & University Revenue VRDO	0.110%	11/4/20	31,400	31,400
	University of Colorado College & University Revenue, ETM	5.000%	6/1/22	545	585
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	16,405	16,958
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	10,000	11,529
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/4/20	48,405	48,405
[6]	Vauxmont Metropolitan District GO	5.000%	12/15/21	100	105
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/22	165	179
[6]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	129
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	233
[6]	Vauxmont Metropolitan District GO	5.000%	12/15/25	125	149
					319,262
Connecticut (2.3%)
	Connecticut GO	5.000%	4/15/21	6,000	6,127
	Connecticut GO	3.000%	6/1/21	525	533
	Connecticut GO	5.000%	6/15/21	2,780	2,861
	Connecticut GO	5.000%	2/15/22	7,000	7,422
	Connecticut GO	5.000%	4/15/22	500	534
	Connecticut GO	5.000%	4/15/22	3,750	4,005
	Connecticut GO	5.000%	5/15/22	1,500	1,538
	Connecticut GO	5.000%	5/15/22	925	992
	Connecticut GO	3.000%	6/1/22	550	573
	Connecticut GO	5.000%	6/15/22	4,675	5,029
	Connecticut GO	5.000%	10/1/22	1,425	1,430
	Connecticut GO	5.000%	10/15/22	6,295	6,870
	Connecticut GO	5.000%	11/1/22	500	523
	Connecticut GO	5.000%	12/15/22	395	434
	Connecticut GO	5.000%	1/15/23	2,000	2,203
	Connecticut GO	5.000%	1/15/23	4,445	4,897
	Connecticut GO	5.000%	4/15/23	3,375	3,601
	Connecticut GO	5.000%	4/15/23	2,405	2,676
	Connecticut GO	5.000%	4/15/23	3,510	3,905
	Connecticut GO	3.000%	6/1/23	325	347
	Connecticut GO	4.000%	6/1/23	210	229
	Connecticut GO	5.000%	6/15/23	1,105	1,237
	Connecticut GO	5.000%	9/15/23	1,310	1,482
	Connecticut GO	5.000%	10/15/23	3,665	4,160
	Connecticut GO	5.000%	10/15/23	520	567
	Connecticut GO	5.000%	11/1/23	295	309
	Connecticut GO	5.000%	11/15/23	1,020	1,161
	Connecticut GO	5.000%	1/15/24	12,950	14,802
	Connecticut GO	5.000%	4/15/24	235	271
	Connecticut GO	5.000%	5/15/24	75	87
	Connecticut GO	3.000%	6/1/24	535	582
	Connecticut GO	4.000%	6/1/24	275	309

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	6/1/24	6,215	6,666
	Connecticut GO	5.000%	10/15/24	3,305	3,749
	Connecticut GO	5.000%	4/15/25	1,505	1,799
	Connecticut GO	4.000%	5/15/25	3,800	4,364
	Connecticut GO	4.000%	6/1/25	500	575
	Connecticut GO	5.000%	11/1/25	1,950	2,038
[5]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	1.070%	3/1/24	85	86
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.500%	11/15/20	1,155	1,155
[2]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.375%	11/15/21	10,170	10,166
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.600%	11/15/21	7,070	7,081
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	2,000	2,001
[2]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/15/23	18,005	17,969
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.110%	11/5/20	10,000	10,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.110%	11/5/20	10,775	10,775
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.130%	11/5/20	25,395	25,395
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	425	455
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/22	3,605	3,927
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	835	930
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	110	124
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/23	11,245	12,700
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	385	423
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	515	595
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	599
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,970	2,302
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/20	2,215	2,215
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	1,380	1,402
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	165	168
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/21	1,325	1,384
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	796
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	380	396
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	415	441
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	406
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	428
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.800%	2/9/21	23,645	23,740
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.800%	2/9/21	16,990	17,058
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.050%	7/12/21	61,650	62,399
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	10,050	10,258
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	735	750
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,275	1,301
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	24,675	25,120
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	25,325	25,782
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	13,825	14,915
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	4,600	4,963
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	3,255	3,593
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	13,065	13,268
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,290	2,350
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	3,104
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,080
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,885	2,065
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,265	2,556
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	325	326
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	14,253
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	134
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	140
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	144
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	149
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	135	140
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	175	182
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	120	129
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	273
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	255	282
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	276
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	160	181
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	284
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	186
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	203
	Metropolitan District GO	5.000%	7/15/21	1,310	1,352
	Metropolitan District GO	5.000%	7/15/22	1,000	1,076
	Metropolitan District GO	5.000%	7/15/22	2,500	2,691

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan District GO	5.000%	7/15/23	525	586
	Metropolitan District GO	5.000%	7/15/23	1,000	1,116
	Metropolitan District GO	5.000%	7/15/23	1,045	1,167
[6]	New Haven CT GO, ETM	5.000%	8/15/21	1,000	1,038
	University of Connecticut College & University Revenue	5.000%	8/15/24	200	224
					456,040
Delaware (0.2%)
	Delaware GO	5.000%	2/1/21	1,560	1,578
	Delaware GO	5.000%	3/1/21	1,585	1,610
	Delaware GO	5.000%	8/1/24	2,740	3,095
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,770
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/24	1,180	1,384
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	12,990	14,019
	New Castle County DE GO	5.000%	4/1/21	2,355	2,401
	New Castle County DE GO	5.000%	4/1/22	1,845	1,969
	New Castle County DE GO	5.000%	10/1/22	5,520	6,023
	University of Delaware College & University Revenue	5.000%	11/1/20	725	725
	University of Delaware College & University Revenue	5.000%	11/1/21	800	838
	University of Delaware College & University Revenue	5.000%	11/1/22	1,110	1,213
	University of Delaware College & University Revenue	5.000%	11/1/23	1,065	1,213
	University of Delaware College & University Revenue	5.000%	11/1/24	1,115	1,318
					41,156
District of Columbia (0.6%)
[4]	District of Columbia College & University Revenue VRDO	0.100%	11/5/20	19,105	19,105
	District of Columbia GO	5.000%	6/1/21	825	848
[4]	District of Columbia Miscellaneous Revenue VRDO	0.120%	11/5/20	57,285	57,285
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	3,600	3,728
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	150	170
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	250	284
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/21	630	657
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,445	3,737
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	820	927
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,635
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,247
[4]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.140%	11/5/20	18,510	18,510
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/21	2,500	2,558
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,340
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,212
					114,243
Florida (2.3%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	380	397
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	380
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,000	1,097
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,410
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,920
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/21	450	469
	Broward County FL GO	5.000%	1/1/21	1,255	1,265
	Broward County FL School District COP	5.000%	7/1/22	4,830	5,205
[6]	Cape Coral FL Water & Sewer	2.000%	9/1/21	1,095	1,106
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	400	440
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/22	655	713
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	459
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	436
	Escambia County FL Electric Power & Light Revenue (Gulf Power Co. Project) PUT	1.800%	11/19/20	20,000	20,011
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	858
	Florida Department of Management Services COP	5.000%	11/1/21	6,995	7,327
	Florida Department of Management Services COP	5.000%	11/1/24	8,625	10,136
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/23	5,715	6,428
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/15/24	215	233
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/15/25	225	248
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/21	400	407
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/23	350	382
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	250
	Florida GO	5.000%	6/1/21	5,190	5,333
	Florida GO	5.000%	6/1/22	4,885	5,250
	Florida GO	5.000%	6/1/22	4,670	5,019
	Florida GO	5.000%	7/1/22	3,450	3,721
	Florida GO	5.000%	6/1/23	300	336

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida GO	5.000%	6/1/23	4,895	5,489
	Florida GO	5.000%	7/1/23	3,620	4,073
	Florida GO	5.000%	7/1/25	1,000	1,031
[6]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/21	375	388
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	600	653
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	340
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/22	250	261
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	750	810
	Florida Lottery Revenue	5.000%	7/1/21	21,010	21,670
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.110%	11/2/20	35,700	35,700
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.130%	11/4/20	23,845	23,845
[6]	Hernando County School District COP	5.000%	7/1/25	1,250	1,503
[3]	Herons Glen Recreation District	2.500%	5/1/22	225	231
[3]	Herons Glen Recreation District	2.500%	5/1/24	150	158
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/5/20	11,495	11,495
	Hillsborough County School Board COP	5.000%	7/1/21	1,500	1,546
[1,4,5]	Jacksonville FL Electric System Revenue PUT TOB, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	11/6/20	45,275	45,275
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	815	815
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	735	766
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	765	827
[1,4]	Jacksonville FL Housing Finance Authority Revenue (Millennia Project Series 2018A) TOB VRDO	0.720%	11/5/20	17,500	17,500
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,775	1,922
[1,4]	Jacksonville FL Special Revenue TOB VRDO	0.180%	11/5/20	7,800	7,800
[1,4]	JEA Electric System Electric Power & Light Revenue VRDO	0.270%	11/5/20	4,200	4,200
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,702
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,015	1,152
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/21	1,500	1,564
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,000	1,089
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/21	255	266
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/23	255	290
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	670	671
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	7,215	7,225
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,000	1,063
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	440	486
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	775	886
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	760	821
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	890	967
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	1,056
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	1,037
[1,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/22	1,115	1,169
[1,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/23	1,170	1,279
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/21	340	349
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,430	1,530
	Miami-Dade County Expressway Authority Highway Revenue	4.000%	7/1/23	775	838
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	305	352
[3]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	341
[6]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/21	1,445	1,450
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	500	501
	Miami-Dade County FL GO	5.000%	7/1/21	940	969
	Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,422
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/22	3,010	3,210
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/23	1,200	1,347
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	390	443
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	125	143
	Miami-Dade County School Board Ad Valorem Property Tax Revenue	3.000%	2/25/21	20,000	20,173
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,660	1,737
	Okeechobee County FL Resource Recovery Revenue PUT	1.550%	7/1/21	1,100	1,108
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/21	560	580
[1,4]	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.) TOB VRDO	0.220%	11/5/20	11,715	11,715
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	500	548
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	4,000	4,504
[6]	Orlando FL Tourist Development Tax Lease Revenue	4.000%	11/1/20	1,000	1,000
[6]	Orlando FL Tourist Development Tax Lease Revenue	4.000%	11/1/21	1,000	1,032
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,000	1,084
[6]	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/24	1,250	1,347
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/21	150	155
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	160	171
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	220
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	193

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	140	163
[6]	Palm Bay FL GO	5.000%	7/1/21	830	856
[6]	Palm Bay FL GO	5.000%	7/1/22	870	939
[6]	Palm Bay FL GO	5.000%	7/1/23	915	1,028
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	825	853
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	725	781
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	560
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	900	899
[5]	Pasco County School Board COP PUT, SIFMA Municipal Swap Index Yield + 0.750%	0.870%	8/2/23	7,615	7,618
	Pasco County School Board Sales Tax Revenue	5.000%	10/1/21	1,000	1,038
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,545	1,660
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	1,000	1,099
[1,4]	South Miami FL Health Facilities Authority (Baptist Health South Florida Obligated Group) TOB VRDO	0.220%	11/6/20	22,395	22,395
[1,4]	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group) TOB VRDO	0.220%	11/5/20	3,230	3,230
[1,4]	South Miami FL Health Financing Authority (Baptist Health Obligated Group) TOB VRDO	0.220%	11/5/20	34,925	34,925
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,250	1,293
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,075	1,158
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	480	556
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/22	1,625	1,639
[4]	Sunshine State Governmental Financing Commission Miscellaneous Revenue (Miami Dade County Program) VRDO	0.150%	11/5/20	18,930	18,930
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	1,650	1,868
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	1,600	1,605
	Tampa Bay Water Revenue	5.000%	10/1/22	1,330	1,388
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/22	200	214
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	355	393
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	175	201
					460,008
Georgia (3.5%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/21	375	385
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/23	410	454
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	713
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	4,800	4,948
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,290	1,389
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,000	6,013
[1,4,6]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB VRDO	0.160%	11/5/20	5,000	5,000
[1,4]	Atlanta GA Water & Wastewater Revenue TOB VRDO	0.160%	11/5/20	7,000	7,000
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/21	7,530	7,850
	Bartow County Development Authority Electric Power & Light Revenue (GA Power Co. Pilot Bowen Project) PUT	2.050%	11/19/21	2,050	2,081
[1,4]	Brookhaven GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group) TOB VRDO	0.150%	11/5/20	3,750	3,750
[1,4]	Brookhaven GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group) TOB VRDO	0.150%	11/5/20	7,500	7,500
	Burke County Development Authority Electric Power & Light Revenue (GA Power Co. Plant Vogtle Project) PUT	2.350%	12/11/20	3,200	3,206
	Burke County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,649
[4]	Burke County Development Authority Electric Power & Light Revenue VRDO	0.150%	11/4/20	13,445	13,445
[4]	Burke County Development Authority Industrial Electric Power & Light Revenue VRDO	0.150%	11/4/20	19,600	19,600
	Burke County Development Authority Industrial Revenue PUT	2.500%	5/3/21	28,470	28,740
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	505
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,165	1,186
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	525	552
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	200	213
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	955	973
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	545
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	450	508
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	250	287
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	625	728
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/21	505	514
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/22	1,245	1,338
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/23	960	1,076
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	2,090	2,511
	Douglas County GA GO	5.000%	4/1/21	1,500	1,529
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,250	2,554
	Forsyth County School District GO	5.000%	2/1/22	2,750	2,913
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	220	268
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,660	1,758
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,845
	Georgia GO	5.000%	12/1/20	1,740	1,746
	Georgia GO	5.000%	2/1/21	29,110	29,451
	Georgia GO	5.000%	2/1/21	25,000	25,292

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	7/1/21	2,945	3,038
	Georgia GO	5.000%	7/1/21	700	722
	Georgia GO	5.000%	7/1/21	4,770	4,921
	Georgia GO	5.000%	7/1/21	6,870	7,087
	Georgia GO	5.000%	7/1/21	47,720	49,229
	Georgia GO	5.000%	9/1/21	8,395	8,727
	Georgia GO	5.000%	10/1/21	6,970	7,274
	Georgia GO	5.000%	1/1/22	16,110	17,004
	Georgia GO	5.000%	2/1/22	1,660	1,759
	Georgia GO	5.000%	7/1/22	15,135	16,334
	Georgia GO	5.000%	7/1/22	12,385	13,366
	Georgia GO	5.000%	7/1/22	19,135	20,651
	Georgia GO	5.000%	1/1/23	3,450	3,805
	Georgia GO	5.000%	7/1/23	14,395	16,215
	Georgia GO	5.000%	9/1/23	240	261
	Georgia GO	5.000%	1/1/24	5,000	5,513
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/21	275	277
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/21	740	745
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/22	375	395
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/22	2,250	2,368
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	550	603
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	3,000	3,291
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/20	2,960	2,960
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/21	1,415	1,479
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,115	1,215
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Project No. 1)	5.250%	1/1/21	500	504
[4]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	0.110%	11/4/20	77,320	77,320
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/21	600	604
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	2,500	2,631
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	545	574
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	1,230	1,292
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	493
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	1,845	2,019
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	944
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,015	1,153
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	900	1,059
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	495	581
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,285	1,550
[2]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/22	595	625
[2]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	720	788
[2]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	790	897
[2]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	600	705
[2]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	615	742
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/21	9,705	9,776
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	3,085	3,509
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	180	196
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	283
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	428
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	500
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	4,080	4,110
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	1,000	1,007
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	2,560	2,694
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	850	942
	Henry County School District GO	5.000%	8/1/21	3,300	3,417
	Henry County School District GO	5.000%	8/1/22	5,250	5,684
	Henry County School District GO	5.000%	8/1/23	1,565	1,768
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/21	350	356
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/21	790	808
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/21	300	311
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	500	532
[4]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	3/1/23	1,000	1,082
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	827
[4]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	5,040	5,496
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	559
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,137
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	900	1,042
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,818
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,984
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,875	2,286

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	36,460	39,748
[4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	9,050	9,930
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	11,100	12,586
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	14,000	16,151
[4,5]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	0.930%	12/1/23	14,000	14,009
[4,5]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.690%	12/1/23	17,080	17,122
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,649
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/23	1,460	1,655
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,500	9,174
[5]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.540%	8/16/22	43,500	43,460
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	350	410
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	884
					699,065
Guam (0.0%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/21	350	358
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	355	371
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,100	1,148
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/21	700	717
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/21	500	512
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	424
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	500	531
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	175	192
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,245
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/20	750	751
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/21	350	352
					6,601
Hawaii (0.6%)
[5]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	5/28/21	3,985	3,985
[5]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	5/28/21	2,050	2,050
	Hawaii GO	4.000%	5/1/21	8,090	8,239
	Hawaii GO	5.000%	4/1/22	5,500	5,865
	Hawaii GO	4.000%	5/1/22	875	924
	Hawaii GO	5.000%	12/1/22	5,515	5,795
	Hawaii GO	5.000%	10/1/23	2,015	2,286
	Hawaii GO	5.000%	11/1/23	2,285	2,499
	Hawaii GO	5.000%	12/1/23	1,435	1,508
	Hawaii GO, Prere.	5.000%	12/1/21	4,570	4,801
	Hawaii GO, Prere.	5.000%	12/1/21	4,730	4,970
	Hawaii GO, Prere.	5.000%	12/1/21	12,635	13,275
	Hawaii GO, Prere.	5.000%	8/1/23	1,280	1,439
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,970	6,685
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	9,471
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,220	10,281
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	9,429
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	7,740
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	3,725	4,131
	Honolulu HI City & County GO	4.000%	11/1/21	1,090	1,130
	Honolulu HI City & County GO	4.000%	9/1/22	2,095	2,237
	Honolulu HI City & County GO	5.000%	9/1/22	2,000	2,172
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/23	3,410	3,618
					114,530
Idaho (0.0%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/21	2,145	2,176
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/22	2,700	2,856
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,098
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.230%	2/1/21	3,000	3,000
	University of Idaho College & University Revenue	5.000%	4/1/23	360	393
[3]	University of Idaho College & University Revenue	5.000%	4/1/24	160	183
					9,706
Illinois (5.8%)
[1,4]	BFO Sales Tax Securitization Corp. IL TOB VRDO	0.320%	11/5/20	25,335	25,335
[6]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/22	500	524
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/22	200	199
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	186

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	420	472
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	232
	Chicago Board of Education GO	5.000%	12/1/20	400	401
	Chicago Board of Education GO	5.000%	12/1/20	6,000	6,018
	Chicago Board of Education GO	5.000%	12/1/20	4,445	4,458
	Chicago Board of Education GO	5.000%	12/1/20	4,555	4,569
[8]	Chicago Board of Education GO	5.250%	12/1/20	715	718
	Chicago Board of Education GO	0.000%	12/1/21	510	498
	Chicago Board of Education GO	5.000%	12/1/21	1,640	1,644
	Chicago Board of Education GO	5.000%	12/1/21	7,000	7,226
	Chicago Board of Education GO	5.000%	12/1/21	2,830	2,922
	Chicago Board of Education GO	5.000%	12/1/21	5,170	5,337
	Chicago Board of Education GO	5.000%	12/1/21	190	196
	Chicago Board of Education GO	5.250%	12/1/21	2,000	2,092
	Chicago Board of Education GO	0.000%	12/1/22	615	586
	Chicago Board of Education GO	5.000%	12/1/22	1,540	1,626
[6]	Chicago Board of Education GO	5.000%	12/1/22	500	539
	Chicago Board of Education GO	5.000%	12/1/22	5,915	6,243
	Chicago Board of Education GO	5.000%	12/1/22	785	829
	Chicago Board of Education GO	0.000%	12/1/23	2,740	2,545
	Chicago Board of Education GO	5.000%	12/1/23	590	635
[6]	Chicago Board of Education GO	5.000%	12/1/23	2,000	2,230
	Chicago Board of Education GO	5.000%	12/1/23	4,415	4,751
	Chicago Board of Education GO	5.000%	12/1/23	1,080	1,162
	Chicago Board of Education GO	0.000%	12/1/24	830	750
	Chicago Board of Education GO	0.000%	12/1/24	675	610
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,092
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,255
	Chicago Board of Education GO	0.000%	12/1/25	405	355
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/21	1,400	1,409
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/22	1,330	1,389
[1,4]	Chicago IL Board of Education Special Tax TOB VRDO	0.270%	11/5/20	133,865	133,865
	Chicago IL GO	5.000%	1/1/21	200	201
	Chicago IL GO	5.000%	12/1/21	695	696
	Chicago IL GO	0.000%	1/1/22	1,550	1,495
	Chicago IL GO	5.000%	1/1/22	240	246
	Chicago IL GO	5.000%	1/1/22	200	205
	Chicago IL GO	5.000%	1/1/23	3,605	3,736
	Chicago IL GO	5.000%	1/1/23	250	259
	Chicago IL GO	5.000%	1/1/23	205	209
	Chicago IL GO	5.000%	1/1/24	1,150	1,203
	Chicago IL GO	5.000%	1/1/24	250	262
	Chicago IL GO	5.000%	1/1/24	60	63
	Chicago IL GO	5.000%	1/1/25	2,500	2,631
	Chicago IL GO, ETM	5.000%	1/1/21	1,685	1,698
	Chicago IL GO, ETM	5.000%	1/1/22	475	501
	Chicago IL GO, ETM	5.000%	1/1/23	1,580	1,737
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	1,000	1,191
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	850	1,012
[1,4]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.270%	11/5/20	45,790	45,790
[1,4]	Chicago IL Transit Authority Sales Tax Revenue	0.300%	12/1/49	12,000	12,000
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/21	1,165	1,173
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/21	2,050	2,064
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	885	929
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	1,450	1,522
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,010	2,182
[1,4,6]	Chicago IL Water Revenue TOB VRDO	0.300%	11/5/20	1,045	1,045
[1,4]	Chicago IL Water Revenue TOB VRDO	0.300%	11/5/20	1,245	1,245
	Chicago IL Waterworks Water Revenue	5.000%	11/1/20	2,500	2,500
	Chicago IL Waterworks Water Revenue	5.000%	11/1/20	1,700	1,700
	Chicago IL Waterworks Water Revenue	5.000%	11/1/20	1,000	1,000
	Chicago IL Waterworks Water Revenue	5.000%	11/1/21	1,325	1,381
	Chicago IL Waterworks Water Revenue	5.000%	11/1/21	770	803
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/21	230	240
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	3,980	3,998
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	100	110
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	60	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	620	706
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	120	137

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	205	233
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/24	1,000	1,139
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	500	607
	Chicago Park District GO	5.000%	1/1/21	450	453
	Chicago Park District GO	5.000%	1/1/23	790	823
	Chicago Park District GO	5.000%	1/1/23	100	108
	Chicago Park District GO	5.000%	1/1/24	100	111
[3]	Chicago Park District GO	5.000%	1/1/25	200	230
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,355	1,388
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,845	1,889
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	3,095	3,299
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	2,500	2,663
[1,4]	Chicago Transit Authority Revenue TOB VRDO	0.320%	11/5/20	20,000	20,000
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/22	3,125	3,419
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,337
[1,4]	Cook County IL Forest Preserve District GO TOB VRDO	0.270%	11/5/20	7,660	7,660
	Cook County IL GO	5.000%	11/15/20	500	501
	Cook County IL GO	5.000%	11/15/21	500	521
	Cook County IL GO	5.000%	11/15/22	285	308
	Cook County IL GO	5.250%	11/15/22	10,000	10,032
[1,4]	Cook County IL GO TOB VRDO	0.220%	11/5/20	7,500	7,500
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/20	2,475	2,482
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/21	2,575	2,678
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,871
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/23	935	1,027
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	1,068
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	5.000%	10/1/23	4,940	5,546
[4]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	0.120%	11/4/20	20,000	20,000
[1,4]	Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.150%	11/5/20	7,750	7,750
	Illinois Finance Authority College & University Revenue	5.000%	9/1/22	225	235
	Illinois Finance Authority College & University Revenue	5.000%	12/1/22	6,310	6,921
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,000	1,042
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	415	451
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,977
	Illinois Finance Authority College & University Revenue VRDO	0.130%	11/5/20	15,450	15,450
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	1,875	1,875
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	3,055	3,092
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	725	738
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	375	383
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/21	2,600	2,681
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,110	1,146
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	500	517
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	952
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	750	796
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	560	564
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	929
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,250	1,343
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	375	403
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,250	1,380
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	750	825
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	562
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	139
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	550	616
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,816
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	920
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	584
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,964
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	906
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	147
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	4/1/21	3,000	3,017
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	4/29/22	7,500	7,708
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	21,000	22,988
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,000	1,146
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, 70% of 1M USD LIBOR + 1.350%	1.454%	5/1/21	2,500	2,500
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	5/28/21	5,705	5,705
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	17,305	17,305
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/4/20	62,260	62,260
	Illinois Finance Authority Lease Revenue	5.000%	7/1/21	1,530	1,578

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Lease Revenue	5.000%	1/1/22	2,560	2,700
	Illinois Finance Authority Lease Revenue	5.000%	7/1/22	2,220	2,394
	Illinois Finance Authority Lease Revenue	5.000%	7/1/23	2,500	2,809
[1,4]	Illinois Finance Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.150%	11/5/20	10,360	10,360
[1,4,6]	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.240%	11/5/20	8,200	8,200
[1,4]	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.240%	11/5/20	7,200	7,200
[1,4]	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.160%	11/5/20	8,760	8,760
	Illinois GO	5.000%	11/1/20	87,020	87,020
	Illinois GO	5.000%	1/1/21	1,040	1,046
	Illinois GO	5.250%	1/1/21	1,155	1,162
	Illinois GO	5.000%	2/1/21	5,040	5,085
	Illinois GO	5.000%	3/1/21	1,000	1,012
	Illinois GO	5.000%	4/1/21	3,390	3,441
	Illinois GO	5.000%	6/1/21	5,000	5,103
	Illinois GO	5.000%	7/1/21	8,260	8,453
	Illinois GO	5.000%	8/1/21	2,475	2,540
	Illinois GO	5.000%	10/1/21	15,415	15,895
	Illinois GO	5.000%	10/1/21	3,215	3,315
	Illinois GO	5.000%	11/1/21	28,685	29,334
	Illinois GO	5.000%	1/1/22	210	211
	Illinois GO	5.000%	4/1/22	1,650	1,722
	Illinois GO	5.250%	5/1/22	60	63
	Illinois GO	5.000%	7/1/22	4,495	4,711
	Illinois GO	5.000%	8/1/22	3,500	3,673
	Illinois GO	5.000%	10/1/22	16,560	17,423
	Illinois GO	5.000%	11/1/22	30,280	31,535
	Illinois GO	4.000%	2/1/23	1,695	1,754
	Illinois GO	5.000%	2/1/23	390	412
	Illinois GO	5.000%	4/1/23	125	133
	Illinois GO	5.000%	5/1/23	50	53
	Illinois GO	5.250%	5/1/23	1,500	1,601
	Illinois GO	5.375%	5/1/23	4,100	4,388
	Illinois GO	5.000%	8/1/23	575	613
	Illinois GO	5.000%	10/1/23	50	53
	Illinois GO	5.000%	10/1/23	5,000	5,339
	Illinois GO	5.000%	11/1/23	22,345	23,612
	Illinois GO	5.000%	11/1/23	1,985	2,122
	Illinois GO	5.000%	12/1/23	100	107
	Illinois GO	4.000%	1/1/24	490	499
	Illinois GO	5.000%	1/1/24	160	160
	Illinois GO	5.000%	2/1/24	780	836
	Illinois GO	5.000%	4/1/24	310	333
	Illinois GO	4.000%	5/1/24	75	78
	Illinois GO	5.000%	5/1/24	950	1,022
	Illinois GO	5.500%	5/1/24	2,875	3,139
	Illinois GO	5.000%	6/1/24	2,500	2,692
	Illinois GO	5.000%	8/1/24	10,070	10,521
	Illinois GO	5.000%	10/1/24	260	281
	Illinois GO	5.000%	11/1/24	4,480	4,793
	Illinois GO	4.000%	1/1/25	100	102
	Illinois GO	5.000%	2/1/25	3,750	4,069
	Illinois GO	5.000%	2/1/25	75	80
	Illinois GO	5.000%	5/1/25	2,500	2,720
	Illinois GO	5.500%	5/1/25	3,000	3,326
	Illinois GO	5.500%	7/1/25	125	133
	Illinois GO	4.000%	8/1/25	415	423
	Illinois GO	5.000%	8/1/25	5,250	5,444
	Illinois GO	5.000%	10/1/25	3,750	4,091
	Illinois GO	5.000%	11/1/25	7,500	8,088
	Illinois GO	5.000%	1/1/26	885	965
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.900%	10/1/21	3,000	3,040
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/23	2,875	2,902
	Illinois Sales Tax Revenue	4.000%	6/15/21	1,615	1,639
	Illinois Sales Tax Revenue	5.000%	6/15/21	4,370	4,462
	Illinois Sales Tax Revenue	5.000%	6/15/21	3,785	3,865
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,500	2,631
	Illinois Sales Tax Revenue	5.000%	6/15/22	50	53
	Illinois Sales Tax Revenue	5.000%	6/15/22	5,000	5,262
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	84

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,393
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,160	1,251
	Illinois Sales Tax Revenue	5.000%	6/15/23	60	65
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,393
	Illinois Sales Tax Revenue	6.000%	6/15/23	485	536
	Illinois Sales Tax Revenue	5.000%	6/15/24	300	322
	Illinois Sales Tax Revenue	6.000%	6/15/24	205	234
	Illinois Sales Tax Revenue	5.000%	6/15/25	275	295
	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/21	1,050	1,068
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/21	1,900	1,914
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	1,660	1,748
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	2,850	3,002
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	175	191
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	2,250	2,466
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	7,199
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,150	1,401
[1,4]	Illinois Toll Highway Authority Revenue TOB VRDO	0.240%	11/5/20	4,500	4,500
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	115	123
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	235
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	164
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	240	271
[2,6]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,916
[2,6]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	4,312
	Lake County IL GO	4.000%	11/30/22	3,340	3,593
	Lake County IL GO	4.000%	11/30/23	6,670	7,410
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,545	1,701
	Metropolitan Pier & Exposition Authority Appropriations Revenue, Prere.	5.750%	6/15/22	4,025	4,408
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	50	52
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project), ETM	5.000%	12/15/20	4,225	4,248
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/20	1,000	1,004
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/21	275	279
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	600	675
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/21	3,500	3,597
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.375%	6/1/21	760	782
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	12,110	12,953
[1,4]	Regional Transportation Authority IL TOB VRDO	0.150%	11/5/20	7,195	7,195
	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	550	617
	Regional Transportation Authority Sales Tax Revenue	0.700%	6/1/25	23,175	23,175
	Romeoville IL GO	5.000%	12/30/24	2,685	3,175
[1,4]	Sales Tax Securitization Corp. IL TOB VRDO	0.380%	11/5/20	18,315	18,315
[1,4]	Sales Tax Securitization Corp. IL TOB VRDO	0.390%	11/6/20	8,340	8,340
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	2,002
[6]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/22	700	733
[6]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	866
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	263
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	271
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	259
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	327
[1,4]	Springfield IL Water Revenue TOB VRDO	0.420%	11/6/20	8,225	8,225
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/21	950	966
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	905
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	988
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	1,075
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	990	1,159
[3]	Western Illinois University College & University Revenue	4.000%	4/1/21	550	557
[3]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	535
[3]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	841
	Will & Kendall Counties Community Consolidated School District 202 Plainfield GO	4.000%	1/1/21	7,820	7,866
					1,168,481
Indiana (1.0%)
	Ball State University College & University Revenue	5.000%	7/1/21	365	376
	Ball State University College & University Revenue	5.000%	7/1/22	350	376
	Ball State University College & University Revenue	5.000%	7/1/23	380	424
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	425	467
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,615	1,811
	Franklin IN Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,100	1,151
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,044
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/21	1,685	1,699
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/21	1,225	1,261

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/22	1,520	1,600
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/22	1,000	1,075
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	1,000	1,092
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	107
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	97
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	700	700
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	10,000	10,036
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	522
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,615	2,744
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,340	2,495
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,300	1,384
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,470	2,670
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,250	1,351
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	950	1,034
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,455
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	4,253
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	7/1/22	3,000	3,042
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	7/1/22	3,000	3,042
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	7/1/22	11,125	11,282
[5]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.400%	7/2/21	6,000	5,993
[5]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.400%	7/2/21	6,500	6,493
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/4/20	40,960	40,960
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/5/20	8,470	8,470
	Indiana Finance Authority Lease Revenue	5.000%	12/1/20	10,220	10,258
	Indiana Finance Authority Lease Revenue	5.000%	2/1/22	3,750	3,973
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	150	172
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,584
	Indiana Finance Authority Resource Recovery Revenue	3.750%	4/1/22	1,125	1,125
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.250%	12/1/20	11,000	11,001
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	11/2/21	6,310	6,397
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	1.750%	11/2/21	100	101
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,000	1,067
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,070
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,610	1,772
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,589
	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,010	1,172
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Fieldhouse Project)	1.450%	6/1/21	17,620	17,618
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/22	2,380	2,452
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/22	2,895	3,018
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/22	545	569
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/22	1,000	1,062
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	900	970
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	855	936
	Purdue University College & University Revenue	5.000%	7/1/22	1,000	1,079
	Purdue University College & University Revenue	5.000%	7/1/22	505	545
	Purdue University College & University Revenue	5.000%	7/1/23	400	450
	Purdue University College & University Revenue	5.000%	7/1/24	500	586
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	105	121
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,500	2,518
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,750	2,770
	Rockport IN Industrial Revenue PUT	2.050%	6/1/21	2,000	2,012
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	1,105	1,269
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,000	1,176
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	545	586
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	481
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	620
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	590
					204,215
Iowa (0.4%)
	Des Moines IA GO	5.000%	6/1/22	5,000	5,375
	Des Moines IA GO	5.000%	6/1/23	1,570	1,757
	Iowa City Community School District GO	5.000%	6/1/21	2,685	2,759
	Iowa City Community School District GO	5.000%	6/1/22	2,760	2,967
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,200	1,267
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,315	1,498
[4]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/4/20	15,250	15,250
[4]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/4/20	10,230	10,230

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	8,530	8,637
[5]	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) PUT, 70% of 1M USD LIBOR + 0.350%	0.453%	10/1/21	3,750	3,751
[5]	Iowa Finance Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	5/3/21	4,000	4,000
	Iowa Finance Authority Water Revenue, Prere.	5.000%	8/1/21	4,790	4,961
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	200	223
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	242
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	225	265
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	294
	Polk County IA GO	4.000%	6/1/21	12,135	12,400
					75,876
Kansas (0.2%)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	4.000%	12/1/20	350	351
	Hutchinson KS Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	500	509
[5]	Kansas Department of Transportation Fuel Sales Tax Revenue, 70% of 1M USD LIBOR + 0.300%	0.404%	9/1/21	7,580	7,576
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/22	6,730	7,195
	Kansas Development Finance Authority College & University Revenue (University of Kansas Projects)	5.000%	5/1/21	1,160	1,186
[1,4]	Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.220%	11/5/20	8,000	8,000
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	573
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	600	667
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	362
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	275
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	283
	Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/21	7,990	8,323
					35,300
Kentucky (1.0%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	195	197
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	260
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	310	332
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	330
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	350
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/23	1,025	1,147
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	525	583
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	5.000%	9/1/23	520	581
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/21	1,605	1,665
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/22	1,685	1,822
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/23	1,770	1,986
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	1,086
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/23	805	900
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	1/1/23	3,275	3,612
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	125	145
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/22	1,175	1,266
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/23	1,240	1,388
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/21	1,285	1,292
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/21	400	408
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/21	3,650	3,729
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/22	1,535	1,592
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	400	421
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	300	315
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/22	6,290	6,626
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	1,000	1,068
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/23	1,640	1,753
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	1,280	1,385
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	725	784
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	6,000	6,506
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,820
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,700
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	667
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,686
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,465
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	550	627
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	28,405	31,248
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,625	12,957
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	3,450	3,888
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	560	632
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	9,865	11,351
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/21	8,500	8,886

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 100)	5.000%	8/1/22	300	310
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	320	345
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,585
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	420
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	792
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/23	850	941
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	1,021
[6]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,956
[6]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	9,029
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/23	100	111
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,500	2,867
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue PUT	1.850%	4/1/21	8,000	8,034
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	30,500	34,242
[6]	Northern Kentucky University College & University Revenue	5.000%	9/1/22	1,010	1,091
[6]	Northern Kentucky University College & University Revenue	5.000%	9/1/23	1,060	1,174
[6]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,276
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/21	945	952
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/22	1,440	1,516
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	1,170	1,252
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	965	1,033
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	1,122
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,258
					196,783
Louisiana (0.8%)
[1,4]	Franciscan Missionaries of Our Lady Health System Obligated Group TOB VRDO	0.270%	11/5/20	18,950	18,950
[3]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/22	300	324
[3]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	465
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/22	1,700	1,794
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/21	2,500	2,596
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	4,105	4,446
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	3,000	3,389
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	300	324
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	766
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/21	1,045	1,087
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	2,145	2,319
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/21	1,925	2,003
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,275	2,460
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,750	11,616
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,007
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,631
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,879
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,523
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/25	500	595
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	360	370
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,715	1,777
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	3,000	3,108
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	285	306
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,685	3,977
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,965	2,121
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,000	3,238
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	429
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,195	4,706
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,590
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,615
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,942
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/23	2,835	3,149
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	3,035	3,597
[1,4,6]	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.240%	11/5/20	4,285	4,285
[6]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	80	86
[1,4]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.270%	11/5/20	10,300	10,300
[3]	Shreveport LA GO	3.000%	8/1/22	1,750	1,807

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/22	550	594
[6]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	618
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	564
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	8,045	8,080
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	15,360	15,389
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	9,000	9,032
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	490	544
					153,398
Maine (0.1%)
	Maine GO	5.000%	6/1/21	1,250	1,285
	Maine GO	4.000%	6/1/22	3,785	4,010
	Maine GO	5.000%	6/1/23	3,000	3,364
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	200	204
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	350	370
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	446
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	625	699
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	300	358
[1,4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth) TOB VRDO	0.270%	11/5/20	6,075	6,075
[2]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/22	1,150	1,247
[2]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	500	564
[2]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	650	761
[2]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/25	900	1,089
					20,472
Maryland (2.8%)
	Anne Arundel County MD GO	4.000%	10/1/21	4,140	4,282
	Anne Arundel County MD GO	5.000%	10/1/21	6,085	6,350
	Anne Arundel County MD GO	5.000%	10/1/22	4,880	5,324
	Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,313
	Anne Arundel County MD GO	5.000%	4/1/24	65	75
	Baltimore County MD GO	5.000%	11/1/20	1,685	1,685
	Baltimore County MD GO	5.000%	3/1/21	3,500	3,555
	Baltimore County MD GO	5.000%	3/1/21	5,300	5,383
	Baltimore County MD GO	5.000%	8/1/21	2,800	2,899
	Baltimore County MD GO	5.000%	2/1/22	1,300	1,377
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.600%	6/1/21	100	100
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.700%	6/1/23	100	100
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	124
	Frederick County MD GO	5.000%	2/1/21	2,000	2,023
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	337
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/23	865	893
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	1,500	1,561
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/21	3,985	4,134
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/22	4,130	4,480
	Howard County MD GO	5.000%	8/15/21	1,220	1,266
	Howard County MD GO	5.000%	2/15/22	11,360	12,055
	Howard County MD GO	5.000%	8/15/22	1,255	1,361
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/21	20,665	21,311
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	14,065	14,621
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,320	10,439
	Maryland Economic Development Corp. Electric Power & Light Revenue	1.700%	9/1/22	15,000	15,277
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/22	1,750	1,802
	Maryland GO	5.000%	6/1/21	12,000	12,332
	Maryland GO	5.000%	8/1/21	46,385	48,037
	Maryland GO	5.000%	8/1/21	20,000	20,712
	Maryland GO	5.000%	8/1/21	15,000	15,534
	Maryland GO	4.000%	8/1/22	2,605	2,776
	Maryland GO	4.000%	8/15/22	150	160
	Maryland GO	5.000%	8/1/23	580	655
	Maryland GO	5.000%	8/1/23	100	113
	Maryland GO	5.000%	8/1/23	3,600	4,067
	Maryland GO	5.000%	8/1/25	30,500	37,166
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	1,000	1,005
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/21	225	230
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	1,380	1,410
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	373
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	325	360
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.875%	7/1/23	1,250	1,260
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	402

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	547
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,661
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	50	56
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	235	263
[1,4]	Maryland Health & Higher Educational Facilities Authority Revenue (Integrace Obligated Group) TOB VRDO	0.420%	11/5/20	7,450	7,450
[1,4]	Maryland Health & Higher Educational Facilities Authority Revenue (Integrace Obligated Group) TOB VRDO	0.420%	11/5/20	46,545	46,545
[1,4]	Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health) TOB VRDO	0.170%	11/5/20	30,935	30,935
[1,4]	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group) TOB VRDO	0.270%	11/5/20	10,000	10,000
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/21	5,790	5,972
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,370	6,876
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	6,595	7,423
	Montgomery County MD	0.180%	12/7/20	31,000	31,000
	Montgomery County MD	0.190%	1/7/21	23,000	22,999
	Montgomery County MD GO	5.000%	11/1/20	5,900	5,900
	Montgomery County MD GO	5.000%	12/1/20	16,380	16,441
	Montgomery County MD GO	5.000%	6/1/21	5,000	5,138
	Montgomery County MD GO	5.000%	7/1/21	1,000	1,032
	Montgomery County MD GO	5.000%	11/1/21	9,625	10,082
	Montgomery County MD GO	5.000%	12/1/21	12,970	13,637
	Montgomery County MD GO	5.000%	11/1/22	1,375	1,505
	Prince George's County MD GO	4.000%	7/15/21	4,210	4,321
	Prince George's County MD GO	5.000%	7/15/21	2,810	2,904
	Prince George's County MD GO	5.000%	3/1/22	2,210	2,350
	Prince George's County MD GO	5.000%	7/1/22	4,745	5,120
	Prince George's County MD GO	5.000%	7/15/22	6,080	6,572
	Prince George's County MD GO	5.000%	8/1/22	1,000	1,083
	Prince George's County MD GO	5.000%	7/15/23	1,875	2,115
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	780
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	200	200
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	507
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	300	308
	University System of Maryland College & University Revenue	5.000%	4/1/21	3,815	3,890
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/21	7,250	7,463
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/22	2,975	3,152
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	5,000	5,375
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	1,355	1,457
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	8,535	9,578
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	2,220	2,491
	Westminster MD College & University Revenue	5.000%	11/1/20	1,735	1,735
					560,582
Massachusetts (2.5%)
	Commonwealth of Massachusetts GO	5.000%	7/1/21	2,845	2,935
	Commonwealth of Massachusetts GO	5.000%	7/1/21	15,505	15,994
	Commonwealth of Massachusetts GO	5.000%	8/1/21	16,125	16,698
	Commonwealth of Massachusetts GO	5.000%	8/1/21	5,000	5,178
	Commonwealth of Massachusetts GO	5.250%	8/1/21	6,395	6,634
	Commonwealth of Massachusetts GO	5.250%	8/1/21	6,155	6,385
	Commonwealth of Massachusetts GO	5.000%	11/1/21	24,000	25,139
	Commonwealth of Massachusetts GO	5.000%	1/1/22	7,490	7,905
	Commonwealth of Massachusetts GO	5.000%	7/1/22	7,940	8,568
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,800	5,179
	Commonwealth of Massachusetts GO	5.000%	5/1/23	8,000	8,942
	Commonwealth of Massachusetts GO	5.000%	11/1/23	1,080	1,232
	Commonwealth of Massachusetts GO	3.000%	12/1/23	24,785	26,860
	Commonwealth of Massachusetts GO	5.000%	8/1/24	100	118
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	24,285	24,820
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	7,000	7,660
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/21	10,855	11,152
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/23	350	377
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	2,500	2,924
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,700	3,275
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	12/1/21	935	973
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.130%	11/4/20	14,335	14,335
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	1,500	1,541
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	575	591
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/21	4,200	4,342
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	1,315	1,405
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	550	588
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	230	270

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue PUT	1.450%	7/1/21	7,070	7,089
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	9,689
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	750	767
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,430	1,468
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,500	3,604
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	265	272
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	500	515
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,315	1,320
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	150	156
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,290	1,294
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,865	2,004
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,740	2,933
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	765	819
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	570
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	180	194
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	556
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	840
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	785	873
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	225	252
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	840	855
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	736
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	572
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	200	231
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	200	239
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, Municipal Swap Index Yield + 0.420%	0.540%	1/27/22	5,000	4,993
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,475	2,502
[1,4]	Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	0.260%	11/5/20	6,665	6,665
[1,4]	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	0.150%	11/5/20	5,570	5,570
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,772
[6]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.200%	7/1/40	17,675	17,675
[6]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.200%	7/1/40	13,045	13,045
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/4/20	52,700	52,700
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/6/20	20,800	20,800
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	12/1/21	6,360	6,364
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,925	1,934
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	835
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,724
[5]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.450%	12/1/21	2,000	2,000
[5]	Massachusetts Housing Finance Agency Local or Guaranteed Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.484%	9/1/21	3,750	3,751
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	9,120	9,461
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	1,085	1,125
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	10/15/21	5,000	5,227
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/21	6,000	6,046
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	8,530	8,997
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,740	8,507
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	4,005
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	31,265	34,236
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	9,300	9,632
[5]	University of Massachusetts Building Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	5/28/21	8,310	8,310
	Worcester MA BAN GO	2.000%	2/16/21	5,750	5,779
					497,641
Michigan (1.9%)
[10]	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,508
[10]	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,508
[10]	Brighton MI Area School District GO	5.000%	5/1/24	165	189
[10]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,775
[10]	Brighton MI Area School District GO	5.000%	5/1/26	435	529
[10]	Detroit City School District GO	5.000%	5/1/21	2,100	2,148
[10]	Detroit City School District GO	5.000%	5/1/23	2,115	2,259
[6]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/21	400	411
[6]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	501
[1,4,6,10]	Detroit MI City School District GO TOB VRDO	0.270%	11/5/20	10,245	10,245
[1,4,6,10]	Detroit MI City School District GO TOB VRDO	0.470%	11/5/20	3,800	3,800
[1,4,6,10]	Detroit MI City School District GO TOB VRDO	0.470%	11/6/20	17,845	17,845
	Detroit MI GO	5.000%	4/1/21	500	507

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4,6,11]	Detroit MI Sewage Disposal System Sewer Revenue VRDO	0.140%	11/5/20	54,450	54,450
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/21	315	321
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/22	400	426
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/23	1,060	1,171
[10]	Grand Blanc Community Schools GO	5.000%	11/1/20	2,410	2,410
[10]	Grand Blanc Community Schools GO	5.000%	11/1/21	2,025	2,118
[10]	Grand Blanc Community Schools GO	5.000%	11/1/22	1,560	1,703
[10]	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	2,117
[10]	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,833
[10]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	945
[1,4,6]	Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	0.270%	11/5/20	12,470	12,470
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	7,785	8,315
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	250	288
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	464
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	291
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	562
[10]	Holt Public Schools GO	5.000%	5/1/21	650	665
[10]	Holt Public Schools GO	5.000%	5/1/22	275	294
[10]	Holt Public Schools GO	5.000%	5/1/23	455	507
[10]	Holt Public Schools GO	5.000%	5/1/24	425	492
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	770	796
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,642
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	374
	Kalamazoo Public Schools GO	2.000%	5/1/21	5,275	5,320
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/20	250	250
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/21	250	261
[4,10]	L'Anse Creuse Public Schools GO VRDO	0.110%	11/5/20	8,850	8,850
	Michigan (Environmental Program) GO	5.000%	5/1/22	1,485	1,590
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/22	175	188
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/23	200	220
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	110	125
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	262
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/20	500	501
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/21	525	534
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,750	1,913
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	1,165	1,260
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,745	2,030
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	605
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,963
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, 68% of 1M USD LIBOR + 0.400%	0.498%	10/15/21	14,425	14,381
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.480%	0.600%	2/1/22	2,500	2,501
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.620%	8/9/21	4,000	4,001
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.85%	0.970%	12/1/24	10,000	10,000
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.90%	1.020%	12/1/25	3,500	3,500
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,295	1,408
	Michigan Finance Authority Lease Revenue	5.000%	4/1/21	9,190	9,351
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	1,500	1,590
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	100	109
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	1,355	1,494
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	125	141
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	310	363
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	165	199
[1,4]	Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	0.270%	11/5/20	6,060	6,060
[1,4]	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group) TOB VRDO	0.320%	11/5/20	6,210	6,210
	Michigan Finance Authority Tobacco Settlement Funded Revenue	3.000%	6/1/21	825	838
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	355	375
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	575	668
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	419
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	3,500	3,607
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/21	1,000	1,021
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/21	1,000	1,045
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	690	784
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,250	1,447
	Michigan State Building Authority Appropriations Revenue VRDO (Multi-Modal Facilities Program)	0.240%	11/2/20	1,750	1,750
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/21	1,350	1,411

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	1,165	1,169
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.900%	4/1/21	14,750	14,843
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	4,110	4,297
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	12,255	13,365
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	8,448
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,320	1,321
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	390	389
	Michigan State University College & University Revenue	5.000%	2/15/22	1,500	1,590
	Michigan State University College & University Revenue	5.000%	2/15/23	400	443
	Michigan State University College & University Revenue	5.000%	8/15/23	750	847
	Michigan State University College & University Revenue	5.000%	8/15/24	2,730	3,202
	Michigan State University College & University Revenue	5.000%	8/15/25	4,760	5,775
	Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	5,985	6,006
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/23	2,000	2,089
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,435	1,573
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,644
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	856
[10]	Milan Area Schools GO	5.000%	5/1/22	500	534
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,435	2,579
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,955
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	3,000
	Portage Public Schools GO	5.000%	11/1/20	750	750
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	223
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	490
[10]	Saline Area Schools Historic Preservation Foundation GO	2.000%	5/1/21	1,325	1,337
[10]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/22	1,000	1,071
	University of Michigan College & University Revenue	5.000%	4/1/21	1,500	1,529
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	15,950	17,530
[5]	University of Michigan College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.380%	4/1/22	11,980	11,979
	Washtenaw County Intermediate School District GO	5.000%	5/1/22	3,890	4,165
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,762
	Wayne County Airport Authority Port, Airport & Marina Revenue	4.000%	12/1/20	1,785	1,790
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/20	365	366
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	700	735
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	1,500	1,575
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	1,225	1,286
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	585	635
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	1,000	1,086
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,000	1,126
[1,4]	Wayne State University Michigan Revenue TOB VRDO	0.320%	11/6/20	5,685	5,685
[10]	Wayne-Westland Community Schools GO	4.000%	11/1/20	735	735
[10]	Wayne-Westland Community Schools GO	4.000%	5/1/21	200	204
[10]	Wayne-Westland Community Schools GO	4.000%	5/1/22	160	168
[10]	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	430
					377,006
Minnesota (0.9%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	562
	Duluth Independent School District No. 709 COP	5.000%	2/1/21	300	303
	Duluth Independent School District No. 709 COP	5.000%	2/1/22	325	342
	Duluth Independent School District No. 709 COP	5.000%	2/1/23	1,125	1,229
	Hennepin County MN GO	5.000%	12/1/24	1,825	2,173
	Hennepin County MN GO	5.000%	12/15/24	5,250	6,260
	Hennepin County MN GO	5.000%	12/15/25	4,450	5,494
	Hennepin County MN GO VRDO	0.140%	11/5/20	38,290	38,290
	Maple Grove MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/21	550	557
	Metropolitan Council GO	5.000%	3/1/21	2,650	2,692
	Metropolitan Council GO	5.000%	3/1/22	2,935	3,122
	Metropolitan Council GO	5.000%	3/1/22	1,555	1,654
	Metropolitan Council GO	3.000%	3/1/23	2,700	2,798
	Minneapolis MN GO	4.000%	12/1/21	1,425	1,483
	Minneapolis MN GO	4.000%	12/1/22	1,190	1,281
	Minneapolis MN GO	3.000%	12/1/23	3,135	3,394
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	961
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,230
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/21	125	126
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	1,300	1,366
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/23	125	133
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	1,000	1,088
	Minnesota Appropriations Revenue	5.000%	6/1/21	3,670	3,771

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota GO	5.000%	8/1/21	2,250	2,330
	Minnesota GO	5.000%	8/1/21	1,865	1,931
	Minnesota GO	5.000%	8/1/21	500	518
	Minnesota GO	5.000%	10/1/22	19,625	21,413
	Minnesota GO	5.000%	8/1/23	1,890	2,135
	Minnesota GO	5.000%	8/1/23	2,690	3,038
	Minnesota GO	5.000%	8/1/23	1,900	2,146
	Minnesota GO	5.000%	10/1/24	1,145	1,354
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/21	100	103
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/22	200	211
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/23	250	270
	Minnesota Housing Finance Agency Appropriations Revenue	3.000%	8/1/24	745	816
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/24	1,000	1,133
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/25	1,425	1,661
	Minnesota Public Facilities Authority Water Revenue	3.000%	3/1/21	700	706
	Minnesota Public Facilities Authority Water Revenue	4.000%	3/1/22	1,000	1,050
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/21	2,500	2,519
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	588	619
	Rochester MN Health, Hospital, Nursing Home Revenue PUT	4.500%	11/15/21	2,005	2,089
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/4/20	20,200	20,200
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/4/20	30,000	30,000
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/20	400	400
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	500	523
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	370	403
	University of Minnesota College & University Revenue, Prere.	5.000%	12/1/20	3,920	3,935
					181,812
Mississippi (0.6%)
	DeSoto County MS GO	5.000%	11/1/22	1,040	1,133
	DeSoto County MS GO	5.000%	11/1/23	650	737
	DeSoto County MS GO	5.000%	11/1/24	680	800
	Harrison County School District GO	4.000%	6/1/21	550	562
	Harrison County School District GO	4.000%	6/1/22	1,150	1,215
	Harrison County School District GO	4.000%	6/1/23	1,200	1,310
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.140%	11/2/20	1,700	1,700
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.120%	11/4/20	29,610	29,610
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.140%	11/4/20	16,800	16,800
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.550%	9/1/21	1,000	998
[6]	Mississippi Development Bank Lease Revenue	5.000%	3/1/24	1,600	1,800
	Mississippi GO	4.000%	11/1/22	10,250	11,019
	Mississippi GO, Prere.	5.000%	11/1/22	18,500	20,243
	Mississippi GO, Prere.	5.000%	11/1/22	5,575	6,100
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT, Prere.	2.400%	8/1/21	2,500	2,537
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	4,055	4,176
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,000	1,125
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/21	370	373
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/23	500	546
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.650%	9/1/21	5,500	5,497
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,605
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,390	7,791
					123,677
Missouri (1.1%)
	Branson IDA Lease (Appropriation) Revenue	3.000%	11/1/20	400	400
	Branson IDA Lease (Appropriation) Revenue	3.000%	11/1/21	350	350
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/21	365	369
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	785	839
	Franklin County MO COP	3.000%	4/1/21	335	338
	Franklin County MO COP	3.000%	11/1/21	205	210
	Franklin County MO COP	3.000%	4/1/22	450	466
	Franklin County MO COP	3.000%	11/1/22	210	221
	Franklin County MO COP	3.000%	4/1/23	920	974
	Franklin County MO COP	3.000%	11/1/23	425	456
	Franklin County MO COP	3.000%	4/1/24	475	514
	Franklin County MO COP	3.000%	11/1/24	440	482
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22	1,705	1,842
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,000	1,151
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/22	1,305	1,377
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/26	3,140	3,164

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,143
[4]	Kansas City MO Special Obligation Revenue VRDO	0.110%	11/4/20	62,540	62,540
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/21	1,640	1,661
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/23	1,285	1,338
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/21	1,275	1,305
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	200	220
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	572
[4]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.110%	11/2/20	6,765	6,765
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	1,440	1,442
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/21	200	203
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	375	393
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	475	486
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,335	2,495
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	546
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	568
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	225	249
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	55	63
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	135	148
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	589
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	325	377
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	607
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	567
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	8,000	8,716
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/4/20	13,000	13,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/5/20	35,720	35,720
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/5/20	24,360	24,360
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/23	20,290	23,101
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/21	10,075	10,312
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,860	3,063
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	615	715
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	500	580
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	765	874
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/21	3,765	3,884
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/21	1,000	1,043
	Springfield School District No. R-12 GO	3.000%	3/1/21	1,375	1,387
	Springfield School District No. R-12 GO	3.000%	3/1/22	880	910
[6]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/20	1,000	1,005
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	250	268
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,500	1,571
					227,939
Montana (0.1%)
	Montana Board of Investments Miscellaneous Revenue PUT	1.000%	3/1/21	10,000	10,013
	Montana Board of Investments Miscellaneous Revenue PUT	1.000%	3/1/21	1,000	1,001
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/21	665	684
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/22	570	607
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	684
					12,989
Multiple States (1.7%)
[1,5,12]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.330%	11/6/20	5,500	5,500
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.600%	11/2/20	29,400	29,400
[1,4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.170%	11/5/20	80,900	80,900
[1,4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.190%	11/5/20	65,700	65,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.600%	11/2/20	44,000	44,000
[1,4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.170%	11/5/20	35,000	35,000
[1,4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.190%	11/5/20	37,600	37,600
[1,4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.220%	11/5/20	50,000	50,000
					348,100
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	2,160	2,420
[4]	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	365	393
[4]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	27,675	31,690
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	125	131
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	124
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	211
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,311
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	1,150	1,150

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System) TOB VRDO	0.220%	11/5/20	7,495	7,495
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,505	1,719
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,610	1,839
	Omaha NE GO	5.000%	1/15/21	1,200	1,211
	Omaha NE GO	5.000%	1/15/22	1,000	1,057
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	6,900	7,303
	Omaha School District GO	5.000%	12/15/23	10,425	11,962
	Omaha School District GO	5.000%	12/15/24	11,090	13,224
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	911
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,150
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/21	1,875	1,889
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,500	2,740
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/21	1,100	1,135
					91,065
Nevada (1.2%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/21	1,795	1,846
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,500	8,035
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	5,291
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	9,125	10,165
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	225	260
[4]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.110%	11/4/20	23,670	23,670
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,516
	Clark County NV GO	5.000%	12/1/25	25	31
[4]	Clark County NV Natural Gas Revenue VRDO	0.150%	11/4/20	18,740	18,740
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	375	386
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,075	1,153
[1,3,4]	Clark County NV School District GO TOB VRDO	0.270%	11/5/20	3,870	3,870
[1,4]	Clark County NV School District GO TOB VRDO	0.270%	11/5/20	10,055	10,055
[6]	Clark County School District GO	5.000%	6/15/21	3,385	3,478
	Clark County School District GO	5.000%	6/15/21	4,520	4,643
[6]	Clark County School District GO	3.000%	6/15/22	375	389
	Clark County School District GO	5.000%	6/15/22	7,465	7,984
[6]	Clark County School District GO	5.000%	6/15/22	3,555	3,808
[6]	Clark County School District GO	5.000%	6/15/22	7,040	7,541
	Clark County School District GO	5.000%	6/15/22	5,500	5,882
	Clark County School District GO	5.000%	6/15/22	1,260	1,348
[6]	Clark County School District GO	3.000%	6/15/23	370	393
[6]	Clark County School District GO	5.000%	6/15/23	3,730	4,151
[6]	Clark County School District GO	5.000%	6/15/23	3,695	4,112
[6]	Clark County School District GO	3.000%	6/15/24	350	379
[6]	Clark County School District GO	5.000%	6/15/24	3,880	4,476
	Clark County School District GO	5.000%	6/15/24	125	144
[6]	Clark County School District GO	3.000%	6/15/25	415	458
	Humboldt County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,000	10,195
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,463
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/21	400	412
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	430	475
[1,4]	Las Vegas NV Convention & Visitors Authority TOB VRDO	0.240%	11/5/20	42,935	42,935
	Las Vegas NV GO	4.000%	12/1/22	1,500	1,561
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	645
	Las Vegas Valley Water District GO	5.000%	6/1/23	4,630	5,187
	Las Vegas Valley Water District GO	5.000%	6/1/23	1,175	1,316
[1,4]	Nevada Housing Division Revenue (Summit Club Project) TOB VRDO	0.720%	11/5/20	12,500	12,500
[6]	North Las Vegas NV GO	5.000%	6/1/21	2,100	2,156
[6]	North Las Vegas NV GO	5.000%	6/1/22	2,400	2,561
	Washoe County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,500	10,704
					232,314
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,480	5,711
[1,4]	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.250%	11/5/20	10,520	10,520
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,085	1,117
					17,348
New Jersey (3.2%)
[6]	Atlantic City NJ GO	5.000%	3/1/21	650	659
[6]	Atlantic City NJ GO	5.000%	3/1/22	500	528
[3]	Atlantic County NJ GO	3.000%	10/1/22	810	851
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,000	4,176

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bergen County NJ GO	2.000%	11/10/21	29,690	30,191
	Bergen County NJ GO	2.000%	11/1/22	2,220	2,288
	Bergen County NJ GO	2.000%	11/1/23	2,270	2,370
	Bordentown Township NJ BAN GO	1.500%	8/20/21	8,255	8,324
	Bordentown Township NJ BAN GO	1.500%	9/28/21	4,452	4,496
	Bridgewater Township NJ BAN GO	2.000%	8/4/21	8,000	8,093
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	3.500%	4/15/21	3,085	3,129
[2]	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	2.000%	11/11/21	12,500	12,708
[3]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,857
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/23	500	540
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/24	800	890
	Cedar Grove Township NJ BAN GO	2.000%	7/14/21	5,700	5,760
	Cliffside Park Borough NJ BAN GO	1.500%	9/30/21	2,755	2,783
	Cranford Township NJ BAN GO	1.500%	10/22/21	4,850	4,902
	Delran Township NJ GO	2.000%	10/15/22	1,242	1,279
	Denville Township NJ BAN GO	1.500%	10/8/21	3,550	3,584
	East Hanover Township NJ BAN GO	1.500%	8/13/21	6,996	7,049
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/20	1,295	1,295
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	380	401
[3]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,190
[6]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/21	2,000	2,088
[6]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/22	2,130	2,316
	Hackensack NJ GO	1.500%	9/2/21	8,039	8,110
	Haworth Borough NJ GO	2.000%	8/1/22	450	463
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/22	200	214
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/23	1,150	1,271
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	650	759
[2]	Hudson County NJ GO	3.000%	11/15/23	3,250	3,495
[2]	Hudson County NJ GO	3.000%	11/15/24	3,295	3,616
[2]	Hudson County NJ GO	3.000%	11/15/25	1,795	2,003
[1,4]	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	0.150%	11/6/20	1,730	1,730
[1,4]	Inspira Health Obligated Group TOB VRDO	0.240%	11/5/20	2,300	2,300
	Jefferson Township NJ BAN GO	2.000%	6/18/21	4,279	4,309
	Livingston Township NJ BAN GO	3.000%	1/6/21	5,762	5,790
	Monmouth County Improvement Authority Miscellaneous Revenue	5.000%	12/1/20	2,575	2,585
	Monmouth County NJ GO	5.000%	7/15/21	4,855	5,017
	Morris County NJ GO	1.000%	2/1/21	1,921	1,925
	Morris County NJ GO	2.000%	2/1/22	1,940	1,983
	Morris County NJ GO	3.000%	2/1/22	2,205	2,281
	Morris County NJ GO	2.000%	2/1/23	1,945	2,012
	Morris County NJ GO	3.000%	2/1/24	3,055	3,304
	Morris County NJ GO	3.000%	2/1/25	1,490	1,644
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	523
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	541
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/21	145	147
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	5,965	6,119
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	260	264
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	5,000	5,244
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	1,010	1,065
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	70	74
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	2,700	2,879
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,050	3,252
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	6,470	6,899
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,395	4,622
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/22	7,370	7,472
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	8,885	9,681
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	70	77
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	2,135	2,309
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,500	1,676
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	1,250	1,348
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,170	1,245
	New Jersey Economic Development Authority Appropriations Revenue, ETM	5.000%	3/1/21	55	56
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	250	260
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/22	2,000	2,133
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	750	811
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	100	111
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	250	264
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	150	158

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	300	309
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/25	305	314
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	115	126
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	265	271
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	1,000	1,031
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	655	674
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	3,065	3,161
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	135	158
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.120%	11/4/20	10,900	10,900
[1,4]	New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	1.000%	11/6/20	1,000	1,000
[4]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	11/5/20	31,010	31,010
[4]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/5/20	3,300	3,300
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/21	1,250	1,284
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,572
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,265	1,354
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	752
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,824
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,872
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,268
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,375	1,628
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	10,000	11,519
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/5/20	36,000	36,000
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/23	1,480	1,673
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	4,050	4,247
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	3,410	3,713
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/21	2,430	2,447
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,650	2,709
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,140
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,646
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	1.500%	9/1/21	3,400	3,428
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,000	3,010
	New Jersey Rutgers State University College & University Revenue VRDO	0.120%	11/2/20	4,000	4,000
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/21	2,000	2,067
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,457
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,555	5,997
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	140	154
[1,3,4]	New Jersey State Transportation Trust Fund Authority Transit Revenue TOB VRDO	0.470%	11/5/20	10,494	10,494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	5,080	5,194
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	170	179
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	8,340	8,828
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,750	4,088
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,445	5,936
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,220	1,333
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	2,105	2,306
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,200	4,610
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	660	722
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	8,250	9,023
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	675	752
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,367
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,610	1,806
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,075	2,339
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	125	113
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,230	5,922
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,470	5,062
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/25	305	313
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	850	971
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	9,225
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/21	300	308
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	400	427
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	250	271
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	190	207
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program) PUT, SIFMA Municipal Swap Index Yield + 1.200%	1.320%	12/15/21	8,550	8,558
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.000%	6/15/21	250	257
	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,479
[13]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/21	7,850	8,233
[13]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	2,500	2,629
[6]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,848

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New Jersey Turnpike Authority Highway Revenue PUT, 70% of 1M USD LIBOR + 0.460%	0.564%	1/1/21	22,065	22,062
[1,4]	New Jersey Turnpike Authority Highway Revenue VRDO	0.320%	11/5/20	4,110	4,110
[1,4]	New Jersey Turnpike Authority Highway Revenue VRDO	0.320%	11/5/20	3,015	3,015
[5]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.340%, ETM	0.444%	1/1/21	2,500	2,499
[5]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.584%	1/1/22	3,495	3,488
[5]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.584%	1/1/22	4,535	4,526
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	160	173
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	50	54
[1,4]	New Jersey Turnpike Authority Revenue TOB VRDO	0.150%	11/5/20	13,700	13,700
[1,4,6]	New Jersey Turnpike Authority Revenue TOB VRDO	0.220%	11/5/20	3,250	3,250
[1,4]	New Jersey Turnpike Authority Revenue TOB VRDO	0.320%	11/5/20	8,335	8,335
[1,4]	New Jersey Turnpike Authority Revenue TOB VRDO	0.370%	11/5/20	5,745	5,745
[6]	Newark NJ GO	5.000%	10/1/23	275	309
[6]	Newark NJ GO	5.000%	10/1/24	325	377
[6]	Newark NJ GO	5.000%	10/1/25	300	359
	Passaic County NJ GO	1.000%	12/1/22	2,690	2,722
	Passaic County NJ GO	5.000%	4/1/23	1,000	1,110
	Passaic County NJ GO	4.000%	12/1/24	2,765	3,158
[1,4]	Rutgers State University New Jersey Revenue TOB VRDO	0.150%	11/5/20	8,000	8,000
[1,4]	Rutgers State University New Jersey Revenue TOB VRDO	0.130%	11/6/20	17,000	17,000
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	269
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,135	1,240
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,200	1,309
[2]	South Orange & Maplewood School District GO	2.000%	11/1/23	1,435	1,498
[2]	South Orange & Maplewood School District GO	2.000%	11/1/24	840	884
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,285	2,344
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,270	3,497
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,025	3,363
	Verona Township NJ BAN GO	4.000%	10/29/21	7,494	7,765
	Winslow Township NJ BAN GO	1.500%	9/22/21	3,861	3,899
	Wood-Ridge Borough NJ BAN GO	1.750%	2/5/21	9,800	9,834
					634,497
New Mexico (0.8%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/21	1,200	1,242
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,750	1,965
	New Mexico (Capital Projects) GO	5.000%	3/1/21	7,500	7,617
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	4,033
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	3,335	3,739
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	65,000	75,829
	New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	6/15/21	1,685	1,734
	New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	12/15/22	3,395	3,414
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/24	4,210	4,912
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/25	1,615	1,954
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	9,825	10,573
	New Mexico GO	5.000%	3/1/21	5,000	5,078
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	110	113
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	220	233
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	328
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	563
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	577
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,600	11,199
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	14,110	14,110
[4]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	5/1/22	1,660	1,747
[4]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	11/1/22	1,000	1,069
[4]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	4,020	4,755
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/21	7,925	8,175
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	291
					165,250
New York (18.7%)
	Albany County NY GO	5.000%	11/1/21	1,000	1,047
	Albany County NY GO	5.000%	11/1/22	950	1,036
	Albany County NY GO	5.000%	11/1/23	750	849
	Albany County NY GO	5.000%	11/1/24	800	939
	Battery Park City Authority Miscellaneous Revenue VRDO	0.100%	11/5/20	17,960	17,960
	Beacon NY BAN GO	1.750%	6/30/21	8,289	8,355
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/20	650	650
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/21	500	518
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	803

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	800	950
	Burnt Hills-Ballston Lake Central School District BAN GO	2.000%	6/24/21	12,193	12,315
	Copiague Union Free School District	2.000%	6/24/21	9,300	9,394
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/21	125	127
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	165	173
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	150	160
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	361
	East Islip Union Free School District BAN GO	2.000%	7/1/21	19,552	19,762
	Fayetteville-Manlius Central School District BAN GO	1.500%	7/22/21	6,000	6,051
	Grand Island NY BAN	1.500%	10/8/21	12,692	12,827
	Half Hollow Hills Central School District	3.000%	6/25/21	25,000	25,436
[1,4]	Hudson Yards Infrastructure Corp. New York Revenue TOB VRDO	0.180%	11/5/20	23,840	23,840
	Huntington Union Free School District GO	1.500%	6/25/21	8,000	8,062
	Islip Union Free School District GO	1.500%	6/25/21	9,500	9,571
	Ithaca City School District BAN GO	1.750%	7/16/21	14,000	14,127
	Lindenhurst Union Free School District GO	3.000%	6/25/21	12,000	12,201
	Liverpool Central School District BAN GO	2.000%	6/25/21	25,856	26,133
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/21	220	229
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,500	1,612
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	27,500	28,319
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	23,000	23,091
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/21	780	811
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/20	500	501
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	81,420	84,806
[5]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	6/1/22	3,720	3,690
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/20	325	325
[1,4,6]	Metropolitan Transportation Authority NY Revenue TOB VRDO	0.130%	11/2/20	15,100	15,100
[1,4,6]	Metropolitan Transportation Authority NY Revenue TOB VRDO	0.220%	11/5/20	20,000	20,000
[1,4]	Metropolitan Transportation Authority NY Revenue TOB VRDO	0.190%	11/6/20	5,000	5,000
[1,4,6]	Metropolitan Transportation Authority NY Revenue TOB VRDO	0.190%	11/6/20	5,775	5,775
[1,4,6]	Metropolitan Transportation Authority Revenue TOB VRDO	0.150%	11/5/20	7,500	7,500
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	500	501
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	855	881
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,500	2,611
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	710
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	505	534
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	620	655
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,080	4,313
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	925	978
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,069
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	18,500	18,635
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	38,750	39,034
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	5,000	5,037
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/21	51,800	52,384
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	4,000	3,996
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	42,980	43,593
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	11/15/22	21,665	22,071
	Metropolitan Transportation Authority Transit Revenue PUT	4.000%	11/15/20	3,205	3,208
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/20	50,050	50,130
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	10,000	10,405
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	17,764
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	11,215	11,718
[5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.650%	0.750%	7/1/21	22,845	22,472
[5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.650%	0.750%	7/1/21	3,805	3,743
[5,6]	Metropolitan Transportation Authority Transit Revenue PUT, 69% of 1M USD LIBOR + 0.300%	0.403%	4/1/21	43,375	42,982
[5,6]	Metropolitan Transportation Authority Transit Revenue PUT, 69% of 1M USD LIBOR + 0.680%	0.783%	4/6/21	350	347
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.550%	2/1/25	9,500	8,444
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	11/15/22	11,575	10,974
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.620%	3/1/22	14,750	14,261
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	0.100%	11/5/20	41,775	41,775
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	0.140%	11/5/20	36,830	36,830
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	0.150%	11/5/20	13,565	13,565
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	0.150%	11/5/20	25,295	25,294
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	0.150%	11/5/20	25,455	25,455
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/22	250	267
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	520
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	500	597
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,550	1,808

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	544
[1,4]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project) VRDO	0.150%	11/5/20	8,150	8,150
[2]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	160	167
[2]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	160	173
[2]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	215	241
[2]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	315	365
[2]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	416
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	536
[6]	Nassau County NY GO	5.000%	7/1/21	430	443
	Nassau County NY GO	5.000%	1/1/22	125	132
[6]	Nassau County NY GO	5.000%	7/1/23	2,000	2,235
[4]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/4/20	19,155	19,155
[4]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/4/20	4,320	4,320
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.900%	5/1/21	1,055	1,055
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.700%	7/1/21	5,850	5,858
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.200%	11/1/21	3,660	3,662
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,347
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,815	3,836
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,667
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.000%	12/31/21	8,500	8,504
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	14,290	14,447
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	1,750	1,778
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,775	44,554
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,450	4,635
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	13,976
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	6,910	6,950
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.110%	11/4/20	26,120	26,120
[1,4]	New York City NY GO TOB VRDO	0.140%	11/2/20	13,700	13,700
[1,4]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.150%	11/5/20	6,440	6,440
[1,4]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.150%	11/5/20	4,500	4,500
[1,4]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.150%	11/5/20	15,000	15,000
[1,4]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.160%	11/5/20	1,050	1,050
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	550	594
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/20	6,825	6,825
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/22	800	847
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	1,680	1,817
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	15,600	16,872
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	28,620	30,953
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	100	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	265	290
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	5,000	5,233
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	28,715	32,020
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	200	234
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	150	167
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	15,420	18,196
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,310	2,814
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	700	732
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/2/20	27,220	27,220
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/2/20	22,800	22,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/2/20	25,000	25,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/2/20	23,635	23,635
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/2/20	19,000	19,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/4/20	12,500	12,500
[1,4]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.140%	11/5/20	45,450	45,450
[1,4]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.150%	11/5/20	8,000	8,000
[6]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.200%	11/5/20	15,100	15,100
[6]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.350%	11/6/20	57,300	57,300
	New York City Water & Sewer System Water Revenue	5.000%	6/15/23	500	561
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	1,020	1,168
	New York City Water & Sewer System Water Revenue VRDO	0.110%	11/2/20	29,200	29,200
	New York City Water & Sewer System Water Revenue VRDO	0.110%	11/2/20	17,050	17,050
	New York City Water & Sewer System Water Revenue VRDO	0.140%	11/2/20	1,900	1,900
	New York City Water & Sewer System Water Revenue VRDO	0.140%	11/4/20	55,400	55,400
	New York City Water & Sewer System Water Revenue VRDO	0.110%	11/5/20	20,650	20,650
	New York City Water & Sewer System Water Revenue VRDO	0.110%	11/5/20	48,625	48,625
[1,4]	New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.170%	11/5/20	37,805	37,805
[1,4]	New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	0.320%	11/5/20	13,955	13,955

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.170%	11/5/20	10,000	10,000
	New York NY GO	4.000%	1/1/21	5	5
	New York NY GO	4.000%	8/1/21	3,050	3,133
	New York NY GO	5.000%	8/1/21	12,180	12,602
	New York NY GO	5.000%	8/1/21	1,095	1,133
	New York NY GO	5.000%	8/1/21	13,965	14,448
	New York NY GO	5.000%	8/1/21	1,010	1,045
	New York NY GO	5.000%	8/1/21	5,700	5,897
	New York NY GO	5.000%	8/1/21	31,040	32,114
[7]	New York NY GO	0.375%	10/1/21	37,375	37,375
	New York NY GO	5.000%	4/1/22	1,990	2,117
	New York NY GO	5.000%	8/1/22	200	216
	New York NY GO	5.000%	8/1/22	100	108
	New York NY GO	5.000%	8/1/22	3,250	3,507
	New York NY GO	5.000%	8/1/22	18,500	19,961
	New York NY GO	5.000%	8/1/22	39,950	43,105
	New York NY GO	5.000%	8/1/22	3,000	3,237
	New York NY GO	5.000%	8/1/22	30,150	32,531
	New York NY GO	5.000%	8/1/22	9,310	10,045
	New York NY GO	5.000%	8/1/22	13,085	14,118
	New York NY GO	4.000%	12/1/22	1,650	1,770
	New York NY GO	5.000%	8/1/23	895	1,004
	New York NY GO	5.000%	8/1/23	65	73
	New York NY GO	5.000%	8/1/23	1,725	1,934
	New York NY GO	5.000%	8/1/23	3,000	3,364
	New York NY GO	5.000%	8/1/23	1,515	1,565
	New York NY GO	5.000%	8/1/23	4,800	5,165
	New York NY GO	5.000%	8/1/23	1,635	1,833
	New York NY GO	5.000%	8/1/23	350	392
	New York NY GO	5.000%	8/1/23	420	471
	New York NY GO	5.000%	8/1/23	350	392
	New York NY GO	5.000%	6/1/24	145	168
	New York NY GO	4.000%	8/1/24	100	113
	New York NY GO	5.000%	8/1/24	650	725
	New York NY GO	5.000%	8/1/24	550	640
	New York NY GO	5.000%	8/1/24	1,775	2,065
	New York NY GO	5.000%	8/1/24	420	489
	New York NY GO	5.000%	8/1/24	3,550	4,130
	New York NY GO	5.000%	8/1/24	315	366
	New York NY GO	5.000%	8/1/24	150	175
	New York NY GO	5.000%	8/1/24	13,000	15,124
	New York NY GO	5.000%	4/1/25	4,300	4,556
	New York NY GO	5.000%	8/1/25	435	523
	New York NY GO	5.000%	8/1/25	3,000	3,605
[6]	New York NY GO	0.200%	8/1/26	3,575	3,575
[6]	New York NY GO	0.310%	8/1/26	35,225	35,225
[6]	New York NY GO	0.350%	8/1/26	35,750	35,750
[6]	New York NY GO	0.375%	8/1/26	37,550	37,550
	New York NY GO	5.000%	8/1/26	1,125	1,385
[7]	New York NY GO	0.340%	10/1/27	8,025	8,025
[6]	New York NY GO	0.350%	1/1/32	19,150	19,150
[6]	New York NY GO	0.320%	6/1/36	12,350	12,350
	New York NY GO VRDO	0.110%	11/2/20	25,885	25,885
	New York NY GO VRDO	0.110%	11/2/20	14,150	14,150
	New York NY GO VRDO	0.360%	11/2/20	11,000	11,000
[4]	New York NY GO VRDO	0.110%	11/5/20	8,165	8,165
[4]	New York NY GO VRDO	0.140%	11/5/20	8,445	8,445
[4]	New York NY GO VRDO	0.150%	11/5/20	30,165	30,165
	New York NY GO, ETM	4.000%	1/1/21	1,495	1,504
	New York NY GO, Prere.	5.000%	8/1/21	485	502
	New York NY GO, Prere.	5.000%	8/1/21	5,365	5,556
[4]	New York State Dormitory Authority College & University Revenue VRDO	0.130%	11/5/20	23,405	23,405
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	360	411
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	448
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	350	426
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	415	511
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	10,130	10,265
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	8,140	8,249
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	63,405	64,250

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	12,805	12,977
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/31/21	69,000	70,363
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	570	604
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	50,000	52,994
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	5,000	5,319
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	8,500	9,042
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	5,445	5,974
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	2,840	3,011
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	4,750	5,246
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	100	111
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	100	111
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	39,010	43,232
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	2,000	2,128
	New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/23	110	114
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	290	319
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	200	230
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	300	331
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	285	327
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	6,000	6,915
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	22,800	26,277
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/24	16,000	18,792
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	625	685
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	1,000	1,187
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	24,620	29,297
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	8,925	10,798
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	9,500	11,630
	New York State Dormitory Authority Income Tax Revenue VRDO	0.120%	11/5/20	67,650	67,650
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	620	701
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	380	440
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,015	1,103
[6]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/23	2,000	2,264
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/21	1,850	1,924
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,305	1,424
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,350	1,529
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,250	1,468
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	900	1,092
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	50,000	50,862
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	100	106
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	50,015	53,204
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	390	434
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	125	149
[1,4]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.160%	11/5/20	11,200	11,200
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	115	128
[1,4]	New York State Dormitory Authority TOB VRDO	0.150%	11/5/20	11,225	11,225
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/23	2,000	2,193
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	2,950	2,963
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	3,570	3,586
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	2,560	2,578
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	1,300	1,301
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/21	8,500	8,591
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.950%	5/1/22	4,000	4,003
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	5/1/22	4,650	4,685
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	5/1/22	4,220	4,235
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/22	6,865	7,071
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/22	1,875	1,884
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	3,040	3,152
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	8,565	8,599
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	7,500	7,565
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	3,085	3,107
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	1,150	1,155
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	4,250	4,264
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	4,200	4,210
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,615	9,021
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,260
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	30,730	30,902
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,509
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,400	1,416
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	6,139

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	2,250	2,286
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	1,425	1,443
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	3,425	3,423
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,500	2,500
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,690	16,821
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,360	3,353
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	2,625	2,629
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,752
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.875%	11/1/21	3,795	3,797
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	11/4/20	52,100	52,100
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	11/4/20	31,400	31,400
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	11/4/20	4,565	4,565
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	11/4/20	58,810	58,810
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.120%	11/4/20	10,000	10,000
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	565	619
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	490	517
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,575	1,787
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	100	106
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/22	4,335	4,409
[1,4]	New York State Thruway Authority Personal Income Tax Revenue TOB VRDO	0.160%	11/5/20	9,000	9,000
[4]	New York State Urban Development Corp. Appropriations Revenue VRDO	0.120%	11/5/20	4,000	4,000
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	12,860	13,082
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	19,195	19,526
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	3,220	3,425
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,500	4,787
	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/22	1,500	1,606
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	120	133
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,000	1,108
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,125	1,247
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	750	864
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	400	461
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,250	1,381
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	620	715
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,000	5,762
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,000	5,959
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	6,000	7,366
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.120%	11/5/20	6,060	6,060
[1,4]	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.140%	11/5/20	7,455	7,455
	North Babylon Union Free School District BAN	1.500%	7/8/21	4,700	4,734
[1,4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.170%	11/5/20	43,800	43,800
[3]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,103
	Port Authority New York And New Jersey	0.250%	11/2/20	9,100	9,100
	Port Authority New York And New Jersey	0.280%	11/9/20	7,000	7,000
	Port Authority New York And New Jersey	0.250%	12/17/20	7,000	7,000
	Port Authority New York And New Jersey	0.300%	12/21/20	9,190	9,189
[2]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/22	560	588
[2]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	711
	Schenectady NY BAN GO	2.000%	5/7/21	4,805	4,844
	South Glens Falls Central School District BAN GO	2.000%	7/23/21	33,520	33,893
[3]	Suffolk County NY GO	5.000%	4/1/21	2,565	2,612
[6]	Suffolk County NY GO	4.000%	10/15/21	2,035	2,103
[3]	Suffolk County NY GO	5.000%	4/1/22	3,005	3,193
[6]	Suffolk County NY GO	4.000%	10/15/22	6,680	7,126
[2,6]	Suffolk County NY GO	5.000%	5/15/23	4,000	4,431
[6]	Suffolk County NY GO	4.000%	10/15/23	4,555	5,002
[2,6]	Suffolk County NY GO	5.000%	11/1/23	8,120	9,169
[6]	Suffolk County NY GO	4.000%	2/1/24	4,315	4,774
[2,6]	Suffolk County NY GO	5.000%	5/15/24	7,100	8,155
[2,6]	Suffolk County NY GO	5.000%	11/1/24	8,525	9,966
[2,6]	Suffolk County NY GO	5.000%	5/15/25	7,390	8,750
[2,6]	Suffolk County NY GO	5.000%	11/1/25	8,950	10,783
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,015	1,107
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	750	817
[5]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.500%	0.600%	11/15/21	5,485	5,483
[5]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.370%	11/15/24	18,115	17,741
[4]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.140%	11/2/20	10,000	10,000
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.500%	1/1/22	4,910	5,191
[1,4]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.270%	11/5/20	5,560	5,560
[1,4]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.270%	11/5/20	7,500	7,500

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.270%	11/5/20	4,500	4,500
[1,4]	Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.270%	11/5/20	4,810	4,810
[5]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.700%	0.800%	2/1/21	13,790	13,797
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/21	1,000	1,032
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	1,620	1,733
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	1,250	1,378
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,703
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	4,565	4,669
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,500	1,525
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,875	1,990
	Utica NY BAN GO	2.000%	1/28/21	8,700	8,734
	Vestal NY Central School District BAN GO	1.500%	7/29/21	5,825	5,879
	Webster NY BAN GO	1.750%	7/7/21	6,600	6,658
	West Babylon Union Free School District GO	1.500%	6/25/21	10,000	10,076
	Westchester County NY GO	5.000%	1/1/21	1,570	1,582
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.125%	11/1/20	850	850
[4,13]	Yonkers Industrial Development Corp. Miscellaneous Revenue VRDO	0.130%	11/4/20	12,835	12,835
					3,742,368
North Carolina (1.4%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,226
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/24	225	260
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	240
	Brunswick County NC GO	5.000%	8/1/24	1,970	2,316
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/21	875	899
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	300	323
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	168
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	140	163
	Charlotte NC GO	5.000%	7/1/22	3,725	4,018
	Charlotte NC GO	5.000%	6/1/23	4,665	5,236
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/22	1,390	1,499
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	1,045	1,177
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	80	87
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,761
[5]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	12/1/21	21,000	20,995
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	11,350	11,350
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	420	462
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	858
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	884
	Fayetteville Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Cross Creek Pointe Project) PUT	1.950%	1/1/21	2,965	2,973
	Fayetteville NC Public Works Commission Multiple Utility Revenue	5.000%	3/1/21	1,000	1,016
	Greensboro NC Combined Water & Sewer System Water Revenue	5.250%	6/1/21	4,370	4,497
	Guilford County NC GO	5.000%	2/1/21	1,200	1,214
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	318
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	375	409
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	445	501
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	350	405
	Mecklenburg County NC GO	5.000%	3/1/22	1,000	1,063
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,000	1,041
	North Carolina Appropriations Revenue	5.000%	5/1/22	5,380	5,760
	North Carolina Appropriations Revenue	5.000%	5/1/23	15,145	16,904
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue PUT	0.250%	12/1/20	19,075	19,075
[1,4]	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.150%	11/5/20	2,280	2,280
	North Carolina GO	5.000%	6/1/21	1,000	1,028
	North Carolina GO	4.000%	5/1/22	10,000	10,564
	North Carolina GO	4.000%	6/1/22	3,330	3,528
	North Carolina GO	5.000%	6/1/23	1,500	1,684
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/21	4,250	4,315
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,770	4,004
	North Carolina Medical Care Commission GO	5.000%	6/1/21	17,915	18,410
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	275	282
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	350	367
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	494
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	821
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	365	395
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	370
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,771

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.470%	5/28/21	10,395	10,395
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/4/20	8,025	8,025
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	295	317
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/21	1,000	1,007
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/22	1,075	1,128
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	12,695	14,342
	Raleigh NC GO	5.000%	9/1/22	2,000	2,174
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/21	445	457
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/22	300	322
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/23	250	280
	Union County NC Enterprise System Water Revenue	5.000%	6/1/21	765	786
	Union County NC Enterprise System Water Revenue	5.000%	6/1/22	565	607
	Union County NJ GO	5.000%	9/1/21	1,200	1,247
[5]	University of North Carolina at Chapel Hill College & University Revenue PUT, 67% of 1M USD LIBOR + 0.350%	0.450%	12/1/21	5,100	5,100
	Wake County NC Appropriations Revenue	5.000%	9/1/22	4,250	4,620
	Wake County NC Appropriations Revenue	5.000%	9/1/23	6,000	6,793
	Wake County NC GO	5.000%	3/1/21	2,395	2,432
	Wake County NC GO	5.000%	3/1/21	1,645	1,671
	Wake County NC GO	5.000%	3/1/21	2,385	2,422
	Wake County NC GO	5.000%	4/1/21	2,400	2,447
	Wake County NC GO	5.000%	9/1/21	1,505	1,564
	Wake County NC GO	5.000%	3/1/22	8,800	9,357
	Wake County NC GO	5.000%	3/1/23	5,000	5,552
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/22	200	215
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/23	1,000	1,122
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,753
					276,546
North Dakota (0.1%)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	750	752
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,037
[5]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.520%	2/1/22	10,000	10,003
[1,4]	North Dakota Public Finance Authority Revenue TOB VRDO	0.220%	11/5/20	5,095	5,095
	West Fargo ND GO	4.000%	5/1/21	225	229
	West Fargo ND GO	4.000%	5/1/22	400	422
	West Fargo ND GO	4.000%	5/1/24	465	519
					18,057
Ohio (4.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	1,460	1,462
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	100	119
[4]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/5/20	47,375	47,375
[4]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/5/20	1,000	1,000
	Akron OH Income Tax Revenue	4.000%	12/1/22	355	382
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	399
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,605	2,693
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	300	315
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,750	4,045
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	436
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	624
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,361
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	14,190	15,051
[1,4]	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.250%	11/5/20	3,750	3,750
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	7,970	8,804
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,350	7,290
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects) PUT	2.250%	8/15/21	8,000	8,031
	American Municipal Power Inc. Electric Power & Light Revenue PUT	2.300%	2/15/22	26,050	26,329
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	750	785
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	750	816
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	46,305	50,607
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,100	1,147
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	275	275
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	285	289
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	925	966
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,675	1,832
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	310	339
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/21	9,025	9,094
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/22	8,760	9,245

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland OH GO	2.000%	12/1/21	300	305
	Cleveland OH GO	4.000%	12/1/21	375	390
	Cleveland OH GO	2.000%	12/1/22	300	310
	Cleveland OH GO	4.000%	12/1/22	350	377
	Cleveland OH GO	5.000%	12/1/22	735	806
	Cleveland OH GO	3.000%	12/1/23	355	384
	Cleveland OH GO	4.000%	12/1/23	500	556
	Cleveland OH GO	3.000%	12/1/24	445	490
	Cleveland OH GO	3.000%	12/1/25	185	207
	Columbus OH GO	5.000%	4/1/21	1,660	1,693
	Columbus OH GO	5.000%	7/1/21	350	361
	Columbus OH GO	5.000%	2/15/22	2,500	2,653
	Columbus OH GO	5.000%	4/1/22	1,375	1,467
	Columbus OH GO	5.000%	4/1/23	1,400	1,560
	Columbus OH GO	5.000%	4/1/24	800	929
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	240	253
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	495
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	527
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	299
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	625	697
[1,4]	Cuyahoga OH TOB VRDO	0.240%	11/6/20	4,155	4,155
	Franklin County OH GO	5.000%	6/1/21	1,805	1,855
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	0.230%	2/1/21	5,200	5,200
[5]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.550%	11/15/21	7,500	7,497
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/4/20	30,805	30,805
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/5/20	30,960	30,960
	Grandview Heights City School District GO	4.000%	12/1/20	1,170	1,173
	Grandview Heights City School District GO	4.000%	12/1/21	520	541
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	175	196
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/5/20	13,540	13,540
[1,4]	Hamilton County OH Hospital Facilities Revenue (UC Health) TOB VRDO	0.220%	11/5/20	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	7,033
[3]	Hillsdale Local School District COP	4.000%	12/1/20	1,275	1,278
[3]	Hillsdale Local School District COP	4.000%	12/1/21	1,000	1,037
[3]	Hillsdale Local School District COP	4.000%	12/1/23	675	743
[3]	Hillsdale Local School District COP	4.000%	12/1/24	625	707
[1,4]	JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	0.220%	11/5/20	47,000	47,000
[1,4]	Kettering Health Network Obligated Group TOB VRDO	0.320%	11/5/20	11,160	11,160
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	100	115
[4]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	2,625	3,079
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	310	321
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	100	103
[1,4]	Miami University of Ohio General Receipts Revenue TOB VRDO	0.150%	11/5/20	3,785	3,785
	Miami University OH College & University Revenue	5.000%	9/1/25	300	365
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/21	125	128
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/22	150	159
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/23	150	163
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	168
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	150	172
[2]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	175	194
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	200	243
[3]	Midview Local School District COP	4.000%	11/1/22	615	656
[3]	Midview Local School District COP	4.000%	11/1/23	1,160	1,272
[3]	Midview Local School District COP	4.000%	11/1/24	1,205	1,358
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,134
[4]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	14,900	14,900
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,360
	Ohio Appropriations Revenue	5.000%	12/1/23	615	703
	Ohio Appropriations Revenue	5.000%	12/1/24	450	533
	Ohio Appropriations Revenue	5.000%	12/1/25	495	607
	Ohio Department of Administrative Services COP	5.000%	9/1/21	420	436
	Ohio Department of Administrative Services COP	5.000%	3/1/22	250	266
	Ohio Department of Administrative Services COP	5.000%	9/1/22	500	543
	Ohio Department of Administrative Services COP	5.000%	9/1/23	500	565
	Ohio Department of Administrative Services COP	5.000%	3/1/25	300	359
	Ohio Department of Administrative Services COP	5.000%	3/1/26	210	259
	Ohio GO	5.000%	2/1/21	2,250	2,276
	Ohio GO	5.000%	5/1/21	10,120	10,359

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO	5.000%	5/1/21	1,130	1,157
	Ohio GO	5.000%	5/1/21	11,050	11,311
	Ohio GO	5.000%	9/15/21	1,300	1,354
	Ohio GO	5.000%	2/1/22	1,220	1,292
	Ohio GO	5.000%	5/1/22	10,525	11,270
	Ohio GO	5.000%	5/1/22	1,935	2,072
	Ohio GO	5.000%	6/15/22	9,810	10,561
	Ohio GO	5.000%	9/15/22	9,865	10,737
	Ohio GO	5.000%	12/15/22	7,970	8,771
	Ohio GO	5.000%	5/1/23	10,945	12,234
	Ohio GO	5.000%	5/1/23	2,035	2,275
	Ohio GO	5.000%	6/15/23	5,000	5,617
	Ohio GO	5.000%	6/15/23	10,660	11,976
	Ohio GO	5.000%	8/1/23	4,500	5,083
	Ohio GO	5.000%	5/1/24	2,135	2,483
	Ohio GO	5.000%	8/1/24	10,000	11,744
	Ohio GO	5.000%	8/1/24	23,115	27,146
	Ohio GO	5.000%	9/15/24	10,000	11,799
	Ohio GO	5.000%	8/1/25	6,155	7,490
	Ohio GO	5.000%	8/1/25	9,500	11,561
	Ohio GO	5.000%	9/15/25	3,500	4,277
	Ohio GO	5.000%	8/1/26	6,710	8,403
	Ohio GO	5.000%	9/15/26	5,000	6,288
[4]	Ohio GO VRDO	0.120%	11/4/20	3,160	3,160
	Ohio GO, Prere.	5.000%	5/1/22	1,250	1,339
	Ohio GO, Prere.	5.000%	6/15/22	1,000	1,077
	Ohio Government Fund/Grant Revenue	5.000%	12/15/21	20,000	21,045
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,500	2,860
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,805	3,016
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,000	2,374
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	140	163
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	3,500	4,079
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.410%	11/2/20	13,000	13,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.410%	11/2/20	10,875	10,875
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.480%	11/2/20	13,250	13,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/4/20	17,390	17,390
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/23	390	431
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	561
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	415	491
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/26	1,100	1,335
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/20	1,500	1,500
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,092
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	265
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/22	1,090	1,169
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/24	1,230	1,400
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	2,300	2,300
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.750%	6/1/21	1,060	1,069
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,750	1,906
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,250	1,418
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	725	854
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/21	2,755	2,872
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/20	1,125	1,129
	Ohio Resource Recovery Revenue PUT	0.250%	12/1/20	20,000	20,000
	Ohio State University College & University Revenue	5.000%	12/1/20	1,250	1,255
	Ohio State University College & University Revenue	5.000%	12/1/21	1,400	1,472
	Ohio State University College & University Revenue	5.000%	12/1/22	1,110	1,219
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	155	172
[1,4]	Ohio Turnpike Commission Turnpike Revenue TOB VRDO	0.290%	11/5/20	7,500	7,500
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/21	2,975	3,128
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,670	1,873
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,680	2,000
	Ohio Water Development Authority Water Revenue	5.250%	12/1/21	1,250	1,301
	Ohio Water Development Authority Water Revenue	5.000%	6/1/22	1,950	2,096
	Ohio Water Development Authority Water Revenue	5.000%	12/1/22	1,650	1,812
	South-Western City School District GO	4.000%	12/1/22	1,390	1,497
	University of Akron College & University Revenue	5.000%	1/1/23	700	763
	University of Akron College & University Revenue	5.000%	1/1/24	535	604
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	625	654

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	283
					792,426
Oklahoma (0.2%)
	Oklahoma City OK GO	4.000%	3/1/21	2,940	2,976
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	520	538
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	940	1,122
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/22	1,235	1,310
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	775	848
	Oklahoma State University College & University Revenue	5.000%	9/1/24	185	217
	Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,154
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/21	1,405	1,433
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/21	975	999
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/23	1,025	1,122
	Tulsa County Independent School District No. 11 Owasso GO	4.000%	1/1/21	7,450	7,494
	Tulsa County Independent School District No. 11 Owasso GO	4.000%	1/1/22	7,450	7,768
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/21	930	965
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	1,050	1,137
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	500	563
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,250	1,487
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,515	1,803
					32,936
Oregon (0.7%)
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	378
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	135	154
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	201
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	5,600	6,447
	Jackson County School District No. 5 Ashland GO	4.000%	6/15/21	835	854
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/22	650	699
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/23	680	764
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	361
[1,4,6]	Medford OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.200%	11/5/20	3,750	3,750
	Multnomah County OR GO	5.000%	6/1/21	8,770	9,012
	Multnomah County OR GO	5.000%	6/1/22	9,205	9,896
	Ohio GO	5.000%	8/1/22	1,005	1,088
	Oregon (M Seismic Project) GO	5.000%	6/1/21	2,075	2,132
	Oregon (Q State Project) GO	5.000%	5/1/22	1,525	1,633
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/21	6,020	6,317
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	875	998
[1,4]	Oregon Facilities Authority Revenue (Reed College Project) TOB VRDO	0.150%	11/5/20	7,500	7,500
	Oregon GO	5.000%	11/1/20	3,100	3,100
	Oregon GO	5.000%	5/1/21	2,065	2,114
	Oregon GO	5.000%	8/1/21	1,750	1,812
	Oregon GO	4.000%	11/1/21	3,610	3,746
	Oregon GO	5.000%	5/1/22	1,000	1,071
	Oregon GO	4.000%	11/1/22	1,245	1,338
	Oregon GO	5.000%	11/1/22	2,270	2,485
	Oregon GO	5.000%	5/1/23	1,365	1,526
	Oregon GO	5.000%	11/1/23	1,205	1,376
	Oregon GO	5.000%	11/1/23	1,500	1,713
	Oregon GO	5.000%	5/1/24	1,345	1,566
	Oregon GO, Prere.	5.000%	5/1/21	4,105	4,203
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/23	25,950	27,708
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/25	16,985	19,109
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	400	458
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/21	500	514
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/22	460	493
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/23	275	306
[14]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/22	230	240
[14]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/23	200	217
[14]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/25	275	322
[1,4]	University of Oregon General Revenue TOB VRDO	0.150%	11/5/20	15,000	15,000
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/21	4,000	4,117
	Washington County OR GO	5.000%	6/1/24	1,110	1,296
					148,014
Pennsylvania (5.2%)
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	255	257
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	707
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	515

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,750	1,855
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/22	1,500	1,563
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	2,000	2,152
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,875	2,065
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	3,335	3,727
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	50	58
[5]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, 67% of 3M USD LIBOR + 0.720%	0.888%	2/1/21	1,545	1,543
[1,4,5]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB PUT, SIFMA Municipal Swap Index Yield + 0.170%	0.290%	12/1/20	10,000	10,000
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/24	300	338
[6]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	125	154
	Allentown City School District GO TRAN	2.375%	3/31/21	1,700	1,700
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	1,020	1,053
[6]	Altoona PA Sewer GO	5.000%	12/1/20	300	301
[6]	Altoona PA Sewer GO	5.000%	12/1/21	230	241
[6]	Altoona PA Sewer GO	5.000%	12/1/22	200	218
[6]	Altoona PA Sewer GO	5.000%	12/1/23	300	340
[3]	Armstrong School District GO	3.000%	3/15/22	300	310
[3]	Armstrong School District GO	3.000%	3/15/23	400	423
[3]	Armstrong School District GO	3.000%	3/15/24	565	608
[3]	Beaver County PA GO	4.000%	4/15/21	695	705
[3]	Beaver County PA GO	4.000%	4/15/22	720	753
	Bensalem Township School District GO	3.000%	6/1/23	115	122
	Bensalem Township School District GO	3.000%	6/1/24	500	542
	Bensalem Township School District GO	4.000%	6/1/25	310	356
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/22	1,090	1,143
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/21	500	503
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	800	843
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/24	475	509
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project) PUT	5.000%	2/1/25	3,750	4,034
	Berks County PA GO	5.000%	11/15/21	700	735
	Berks County PA GO	5.000%	11/15/22	575	631
[5]	Bethlehem Area School District Lease Revenue PUT, 70% of 1M USD LIBOR + 0.480%	0.581%	11/1/21	11,470	11,440
[5]	Bethlehem Area School District Miscellaneous Revenue PUT, 70% of 1M USD LIBOR + 0.490%	0.591%	11/1/21	6,620	6,604
[6]	Bethlehem PA GO	5.000%	12/1/21	305	320
[6]	Bethlehem PA GO	5.000%	12/1/22	300	329
[6]	Butler County General Authority Miscellaneous Revenue (South Park School District Project) VRDO	0.140%	11/5/20	11,520	11,520
[3]	Capital Region Water Water Revenue	5.000%	7/15/22	1,725	1,853
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	800	870
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,110	1,190
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,120	1,251
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	660
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,185	1,418
	Coatesville School District GO TRAN	5.000%	11/13/20	1,100	1,101
[6]	Coatesville School District GO, ETM	5.000%	8/1/21	2,540	2,630
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	2,030	2,256
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	115
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	288
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	447
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	306
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	505	543
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,500	1,612
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,000	1,026
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,790	1,914
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	3,033
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	220	254
	Commonwealth of Pennsylvania COP	5.000%	7/1/22	300	322
	Commonwealth of Pennsylvania GO	5.000%	3/1/21	11,900	12,083
	Commonwealth of Pennsylvania GO	5.000%	7/15/21	500	516
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	500	520
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	5,100	5,418
	Commonwealth of Pennsylvania GO	5.000%	10/15/22	250	273
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	565	621
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	450	495
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	165	183
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	110	120
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	22,461
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	11,475	12,930

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	255	288
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	50	57
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	4,385	5,023
	Commonwealth of Pennsylvania GO	5.000%	5/1/24	16,145	18,703
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	160	182
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	10,000	10,492
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	8,250	8,656
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	210	226
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	185	206
[3]	Connellsville Area School District GO	4.000%	8/15/21	500	514
[3]	Connellsville Area School District GO	4.000%	8/15/22	535	567
[3]	Connellsville Area School District GO	4.000%	8/15/23	755	824
[3]	Connellsville Area School District GO	4.000%	8/15/24	755	847
[6]	Cornell School District GO	4.000%	9/1/22	190	202
[6]	Cornell School District GO	4.000%	9/1/23	525	571
[2]	Delaware County Authority College & University Revenue	4.000%	10/1/21	95	97
[2]	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	103
[2]	Delaware County Authority College & University Revenue	5.000%	10/1/23	120	129
[2]	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	274
[2]	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	295
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	1,000	1,078
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/23	1,000	1,125
	Delaware River Port Authority Highway Revenue	5.000%	1/1/21	15,260	15,369
	Delaware River Port Authority Highway Revenue	5.000%	1/1/22	16,930	17,795
	Delaware River Port Authority Highway Revenue	5.000%	1/1/23	9,500	10,394
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	155	176
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	1,210	1,297
[5]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.540%	9/1/22	550	547
[5]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.650%	9/1/23	2,750	2,725
[4]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.110%	11/4/20	40,400	40,400
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	815	872
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	554
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	418
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	144
	Easton Area School District GO	4.000%	4/1/22	250	263
	Easton Area School District GO	4.000%	4/1/23	375	407
	Easton Area School District GO	4.000%	4/1/24	300	336
[6]	Erie School District GO	5.000%	4/1/22	325	345
[6]	Erie School District GO	5.000%	4/1/24	250	286
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/21	750	770
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/23	500	536
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	6,000	6,380
[3]	Hempfield Area School District GO	5.000%	3/15/22	1,000	1,062
	Kennett Consolidated School District GO	4.000%	2/15/21	720	728
	Kennett Consolidated School District GO	4.000%	2/15/22	800	839
	Lackawanna County IDA College & University Revenue	5.000%	11/1/22	1,725	1,870
	Lancaster County PA GO	4.000%	11/1/23	125	138
[1,4]	Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health System) TOB VRDO	0.170%	11/5/20	4,160	4,160
[6]	Lancaster School District GO	4.000%	6/1/21	1,000	1,021
[6]	Lancaster School District GO	5.000%	6/1/21	175	180
[6]	Lancaster School District GO	4.000%	6/1/22	530	560
[6]	Lancaster School District GO	5.000%	6/1/22	225	241
[6]	Lancaster School District GO	4.000%	6/1/23	450	490
[6]	Lancaster School District GO	5.000%	6/1/24	125	144
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	937	946
[1,4]	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) TOB VRDO	0.420%	11/5/20	4,855	4,855
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,250	1,286
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	590
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	855	953
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,291
[4]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/5/20	42,620	42,620
[6]	Luzerne County IDA Lease Revenue	5.000%	12/15/21	1,190	1,244
[6]	Luzerne County IDA Lease Revenue	5.000%	12/15/22	1,305	1,420
[6]	Luzerne County PA GO	5.000%	12/15/20	1,000	1,005
[6]	Luzerne County PA GO	5.000%	12/15/21	1,500	1,575
[6]	Luzerne County PA GO	5.000%	12/15/22	1,000	1,092

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	5.000%	11/1/22	250	271
[5]	Manheim Township School District GO PUT, 68% of 1M USD LIBOR + 0.470%	0.571%	11/1/21	2,000	1,997
[5]	Manheim Township School District GO, 68% of 1M USD LIBOR + 0.320%	0.421%	5/3/21	1,000	999
[5]	Manheim Township School District GO, 68% of 1M USD LIBOR + 0.420%	0.521%	11/1/21	1,125	1,122
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	2.000%	12/1/20	650	650
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,320	1,357
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,725	1,858
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	785	794
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	2,078
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	485
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	391
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	432
[5]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.840%	9/1/23	10,625	10,620
	Montgomery County PA GO	4.000%	5/1/21	1,990	2,027
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	500	516
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	881
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/21	725	747
[1,4]	Mount Lebanon PA School District GO TOB VRDO	0.220%	11/5/20	15,500	15,500
[3]	New Kensington-Arnold School District GO	4.000%	5/15/21	940	958
[3]	New Kensington-Arnold School District GO	4.000%	5/15/22	970	1,020
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.260%	0.380%	11/1/21	755	753
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.480%	11/1/22	810	807
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.680%	11/1/24	500	497
	Northampton County General Purpose Authority College & University Revenue VRDO	0.130%	11/5/20	13,150	13,150
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	557
[6]	Octorara Area School District GO	4.000%	4/1/22	350	367
[6]	Octorara Area School District GO	4.000%	4/1/24	325	363
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/21	225	230
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	275	293
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	5,000	5,343
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	316
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	475
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project)	2.150%	11/1/21	1,250	1,265
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	2.800%	12/1/21	10,000	10,258
[1,4]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) TOB VRDO	0.270%	11/5/20	3,335	3,335
[1,4]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) TOB VRDO	0.270%	11/5/20	16,350	16,350
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/21	350	358
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/21	4,830	4,967
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/21	1,285	1,321
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/22	415	443
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	5,920	6,355
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	1,360	1,460
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	2,730	2,931
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/23	535	594
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	202
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,623
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	209
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	2.850%	5/1/21	1,520	1,533
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	2,000	2,049
	Pennsylvania Higher Educational Facilities Authority College & University Revenue PUT	2.875%	4/30/21	750	750
[1,4]	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System) TOB VRDO	0.180%	11/5/20	7,560	7,560
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/21	300	313
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/22	350	380
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	226
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	210	245
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	241
[1,4]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.170%	11/5/20	4,530	4,530
[1,4]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.320%	11/5/20	2,150	2,150
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	366
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	235	271

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	400
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	955	1,038
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/20	325	326
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/21	825	844
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	6,130	6,439
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	375	394
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	920	1,010
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	5,250	5,761
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	500	549
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	480	527
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	1,000	1,104
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	305	337
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	5,039
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	572
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	100	114
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,500	1,576
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	500	595
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	1,017
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	295
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	120
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	275	338
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	307
[4]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.100%	11/5/20	95,000	95,000
[4]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.100%	11/5/20	12,900	12,900
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	2,300	2,415
[6]	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	3,985	4,375
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	6,615	7,569
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.430%	0.550%	12/1/21	10,000	10,006
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.500%	0.620%	12/1/21	25,000	25,003
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.720%	12/1/23	8,000	8,046
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.820%	12/1/23	5,000	5,027
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	1.020%	12/1/21	9,000	9,030
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.100%	12/1/21	28,135	28,240
[1,4]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.150%	11/5/20	20,000	20,000
[1,4,6]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.300%	11/5/20	10,280	10,280
[1,4]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.400%	11/5/20	4,140	4,140
[1,4]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.400%	11/5/20	2,795	2,795
	Philadelphia Authority for Industrial Development College & University Revenue	3.000%	11/1/20	850	850
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/21	125	129
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	125	133
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/22	200	215
[6]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	200	243
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,100	3,361
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	550	642
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	500	584
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	500	603
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	715	731
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,056
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,000	1,088
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	10,100	10,100
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,700
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	1,005
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	775	925
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	910	1,084
[1,4]	Philadelphia PA Authority for Industrial Development Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.160%	11/5/20	7,500	7,500
[1,4]	Philadelphia PA Authority for Industrial Development Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.160%	11/5/20	7,500	7,500
	Philadelphia PA GO	5.000%	2/1/21	750	758
	Philadelphia PA GO	5.000%	8/1/21	1,835	1,894
	Philadelphia PA GO	5.000%	8/1/22	2,385	2,563
	Philadelphia PA GO	5.000%	8/1/24	2,635	3,050
[1,4]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.160%	11/5/20	1,590	1,590
	Philadelphia School District GO	5.000%	9/1/21	490	507
	Philadelphia School District GO	5.000%	9/1/21	1,365	1,413
	Philadelphia School District GO	5.000%	9/1/21	6,500	6,727
	Philadelphia School District GO	5.000%	9/1/21	1,250	1,294
	Philadelphia School District GO	5.000%	9/1/22	3,500	3,774

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia School District GO	5.000%	9/1/22	1,300	1,402
	Philadelphia School District GO	5.000%	9/1/23	1,095	1,227
	Philadelphia School District GO	5.000%	9/1/23	2,825	3,165
	Philadelphia School District GO	5.000%	9/1/23	1,880	2,106
	Philadelphia School District GO	5.000%	9/1/24	315	365
	Philadelphia School District GO	5.000%	9/1/24	1,050	1,216
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,158
[6]	Pittsburgh & Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.150%	11/5/20	24,300	24,300
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	3.000%	2/1/21	725	730
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/22	600	627
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	890	961
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	850	946
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	930	1,063
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	4.000%	12/15/20	500	502
	Pittsburgh PA GO	5.000%	9/1/21	500	519
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/21	13,650	14,178
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	300	325
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	285	322
[5,6]	Pittsburgh Water & Sewer Authority Water Revenue PUT, 70% of 1M USD LIBOR + 0.640%	0.765%	12/1/20	54,650	54,652
	Port Authority of Allegheny County Sales Tax Revenue	5.250%	3/1/21	1,325	1,346
	Port Authority of Allegheny County Sales Tax Revenue	5.250%	3/1/22	5,000	5,081
[6]	Reading School District GO	5.000%	3/1/22	540	572
[5]	Scranton PA School District GO PUT, 68% of 1M USD LIBOR + 0.850%	0.951%	4/1/21	2,625	2,625
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	305	355
[4]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.160%	11/5/20	18,000	18,000
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/21	375	385
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	402
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	557
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	578
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	750	897
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/21	675	685
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	300	319
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,000	1,045
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	765	829
	Susquehanna Township School District GO	4.000%	5/15/22	250	264
	Susquehanna Township School District GO	4.000%	5/15/23	500	544
	Susquehanna Township School District GO	4.000%	5/15/24	500	560
[3]	University Area Joint Authority Sewer Revenue	4.000%	11/1/20	1,535	1,535
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/21	1,245	1,301
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	594
[5]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.240%	0.360%	9/15/21	7,850	7,847
[5]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.480%	2/15/24	24,000	23,989
[4]	West Cornwall Township Municipal Authority Refunding Bonds Revenue VRDO	0.120%	11/5/20	5,000	5,000
[1,3,4]	Westmoreland County PA Municipal Authority Revenue TOB VRDO	0.270%	11/5/20	5,665	5,665
[1,3,4]	Westmoreland County PA Municipal Authority Revenue TOB VRDO	0.270%	11/5/20	3,685	3,685
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,401
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	156
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	225	248
[3]	York County School of Technology Authority Lease Revenue	5.000%	2/15/21	740	750
					1,044,374
Puerto Rico (0.3%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/21	4,950	5,036
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	490	498
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	1,070	1,075
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	3,245	3,260
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	3,250	3,265
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/20	5,250	5,269
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/21	3,215	3,365
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/22	2,800	3,047
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/23	3,065	3,461
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/24	3,225	3,764
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/25	7,015	8,428
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	28,162	25,978
					66,446
Rhode Island (0.1%)
[6]	Providence Public Building Authority Lease (Non-Terminable) Revenue	4.000%	9/15/24	500	557
[6]	Providence Public Building Authority Lease (Non-Terminable) Revenue	5.000%	9/15/25	500	594

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	2,000	2,391
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	534
[1,4]	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island) TOB VRDO	0.220%	11/5/20	6,670	6,670
[9]	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	10/1/22	4,065	4,067
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/23	125	141
					14,954
South Carolina (0.9%)
	Beaufort County SC School District GO	5.000%	3/1/21	5,000	5,078
	Charleston County School District GO	5.000%	2/1/21	1,140	1,153
[5]	Charleston SC Waterworks & Sewer System Water Revenue PUT, 70% of 1M USD LIBOR + 0.370%	0.473%	1/1/22	25,000	24,955
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/23	575	623
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	50	56
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/22	190	206
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	865	1,007
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	555	566
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,050	1,114
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	1,000	1,043
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	522
[4]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,075	18,809
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	1,250	1,260
	Renewable Water Resources Sewer Revenue	5.000%	1/1/24	2,200	2,526
	Renewable Water Resources Sewer Revenue	5.000%	1/1/25	2,855	3,407
	Renewable Water Resources Sewer Revenue	5.000%	1/1/26	2,525	3,117
	Richland County School District No. 2 GO	5.000%	3/1/24	9,100	10,514
[1,4]	South Carolina Jobs Economic Development Authority Hospital Revenue (Bon Secours Mercy Health Inc.)TOB VRDO	0.270%	11/5/20	6,000	6,000
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,138
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/21	1,900	1,920
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	29,740
[2]	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/21	135	142
[2]	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/22	145	159
[2]	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/23	160	182
[2]	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/24	185	217
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/20	21,000	21,075
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	3,385	3,553
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	150	170
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	70	85
	South Carolina Public Service Authority Nuclear Revenue, ETM	4.000%	12/1/20	450	451
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	100	117
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/20	4,125	4,140
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	5,865	6,156
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	1,100	1,155
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	200	210
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/22	570	610
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/23	670	718
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/24	350	368
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	425	446
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	644
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	520	558
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/21	4,100	4,269
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue, Prere.	5.000%	10/1/22	8,115	8,849
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	414
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	570
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	588
					170,600
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,500	1,558
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	145	163
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	175
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	400	482
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	345
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,317
[1,4]	South Dakota Health & Educational Facilities Authority Revenue TOB VRDO	0.270%	11/5/20	3,680	3,680
					11,720

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tennessee (2.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	10,275	11,330
	Franklin IN GO	5.000%	3/1/22	1,170	1,244
	Franklin IN GO	5.000%	3/1/22	1,640	1,744
	Franklin IN GO	5.000%	6/1/24	1,000	1,169
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,075	1,103
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,250	1,332
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	992
	Hamilton County TN GO	5.000%	1/1/21	1,200	1,204
	Hamilton County TN GO	5.000%	4/1/21	10,810	11,020
	Hamilton County TN GO	5.000%	1/1/26	6,960	8,604
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	1,100	1,119
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,102
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	4/1/21	635	642
	Knox County TN GO	5.000%	6/1/23	1,155	1,295
[2]	Knox County TN GO	5.000%	6/1/23	2,145	2,400
[2]	Knox County TN GO	5.000%	6/1/24	1,540	1,793
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/23	1,195	1,359
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/24	1,650	1,952
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/25	560	686
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue, Prere.	3.250%	10/1/22	50	53
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	1.550%	11/3/20	17,650	17,650
	Metropolitan Government of Nashville & Davidson County TN	0.280%	11/16/20	25,000	25,000
	Metropolitan Government of Nashville & Davidson County TN	0.350%	11/19/20	25,000	25,000
	Metropolitan Government of Nashville & Davidson County TN	0.350%	12/16/20	50,200	50,200
	Metropolitan Government of Nashville & Davidson County TN	0.320%	6/28/21	50,000	49,990
[1,4]	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue TOB VRDO	0.240%	11/5/20	2,500	2,500
[4]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.160%	11/2/20	500	500
	Rutherford County TN GO	5.000%	4/1/24	1,875	2,170
	Shelby County TN GO	5.000%	3/1/21	1,230	1,249
	Shelby County TN GO	5.000%	4/1/24	7,295	8,467
	Shelby County TN GO	5.000%	4/1/25	7,790	9,377
	Shelby County TN GO	5.000%	4/1/26	8,155	10,138
	Shelby County TN GO VRDO	0.120%	11/5/20	60,320	60,320
[4]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	15,380	17,861
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,500	2,728
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	46,745	50,165
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	11,605	13,190
	Tennessee GO	5.000%	8/1/21	1,000	1,036
	Tennessee GO	5.000%	8/1/21	1,095	1,134
	Tennessee GO	5.000%	2/1/22	7,270	7,702
	Tennessee GO	4.000%	8/1/22	6,865	7,315
	Tennessee GO	5.000%	8/1/22	1,500	1,625
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/21	2,515	2,634
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	2,695	3,074
	Williamson County TN GO	5.000%	4/1/21	500	510
	Williamson County TN GO	5.000%	4/1/21	1,125	1,147
	Williamson County TN GO	5.000%	4/1/22	1,450	1,547
	Williamson County TN GO	5.000%	4/1/22	1,465	1,563
	Wilson County TN GO	5.000%	4/1/23	2,885	3,211
					431,146
Texas (10.6%)
	Aledo Independent School District GO	5.000%	2/15/23	175	193
	Aledo Independent School District GO	5.000%	2/15/24	375	432
	Aledo Independent School District GO	5.000%	2/15/25	400	478
	Aledo Independent School District GO	5.000%	2/15/26	425	523
	Alief Independent School District GO	5.000%	2/15/22	1,000	1,061
	Alief Independent School District GO	4.000%	2/15/23	1,000	1,046
	Allen Independent School District GO	5.000%	2/15/23	1,990	2,201
	Alvin TX Independent School District GO	5.000%	2/15/25	600	715
	Alvin TX Independent School District GO PUT	2.150%	8/15/21	9,560	9,695
	Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,949
	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,268
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/21	375	388
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	300	336

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arlington TX GO	5.000%	8/15/21	1,395	1,447
	Arlington TX GO	5.000%	8/15/22	1,400	1,519
	Arlington TX GO	5.000%	8/15/23	1,000	1,131
	Arlington TX GO	5.000%	8/15/23	1,395	1,578
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/21	250	262
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	271
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	253
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	348
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/21	150	155
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	150	162
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/21	560	563
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/21	530	526
	Austin TX	0.150%	11/10/20	12,000	12,000
	Austin TX GO	5.000%	5/1/23	1,570	1,754
	Austin TX GO	5.000%	9/1/23	1,000	1,132
	Austin TX GO	5.000%	9/1/23	1,145	1,297
	Austin TX GO	5.000%	11/1/23	1,615	1,841
	Austin TX GO	5.000%	5/1/24	1,615	1,878
	Austin TX GO	5.000%	9/1/24	1,500	1,767
	Austin TX GO	5.000%	9/1/24	1,300	1,532
	Austin TX GO	5.000%	11/1/24	1,670	1,980
	Austin TX GO	5.000%	5/1/25	1,665	2,009
	Austin TX GO	5.000%	9/1/25	1,000	1,221
	Austin TX GO	5.000%	9/1/25	1,000	1,221
	Austin TX GO	5.000%	11/1/25	1,720	2,112
	Austin TX GO	5.000%	5/1/26	1,715	2,135
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	536
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	535
	Bexar County TX GO	5.000%	6/15/23	1,885	2,116
	Bexar County TX GO	5.000%	6/15/24	350	409
	Bexar County TX GO, Prere.	5.000%	6/15/23	24,525	27,548
	Birdville Independent School District GO	5.000%	2/15/24	1,295	1,490
	Brazosport Independent School District GO	5.000%	2/15/23	1,550	1,716
	Calhoun County Independent School District GO	5.000%	2/15/23	6,415	7,091
	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	4,477
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	9/1/22	6,875	6,948
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/21	1,435	1,445
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/21	150	151
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	110	120
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	130	152
	Central Texas Regional Mobility Authority Highway Revenue BAN	4.000%	1/1/22	3,500	3,571
[2]	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	1,200	1,373
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	100	108
	Clear Creek Independent School District GO	5.000%	2/15/22	1,625	1,724
	Clear Creek Independent School District GO	5.000%	2/15/23	430	476
	Clear Creek Independent School District GO	5.000%	2/15/24	435	502
	Clear Creek Independent School District GO PUT	2.150%	8/16/21	9,550	9,685
	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,685
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,481
[6]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.320%	7/1/31	4,500	4,500
	College Station TX GO	5.000%	2/15/21	3,145	3,187
	College Station TX GO	5.000%	2/15/22	1,655	1,755
	College Station TX GO	5.000%	2/15/23	1,735	1,920
	Collin County TX GO	5.000%	2/15/25	1,625	1,945
	Collin County TX GO	5.000%	2/15/26	1,000	1,238
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/21	770	776
[2]	Comal Independent School District GO	5.000%	2/1/25	1,500	1,788
	Conroe Independent School District GO	5.000%	2/15/22	3,870	4,106
	Conroe Independent School District GO	5.000%	2/15/23	10,600	11,735
	Conroe Independent School District GO	5.000%	2/15/24	9,235	10,645
	Corpus Christi TX GO	5.000%	3/1/23	850	940
	Corpus Christi TX GO	5.000%	3/1/24	750	863
	Corpus Christi TX GO	5.000%	3/1/25	1,375	1,518
	Corpus Christi TX GO	5.000%	3/1/25	850	1,014
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/22	4,020	4,074
	Cypress-Fairbanks Independent School District GO	4.000%	2/15/24	10,140	10,993
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,395	1,413
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	11,280	11,437
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	1,080	1,095

Short-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,750	10,920
Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	14,625	14,856
Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	16,625	16,888
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	585	615
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	145	159
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	686
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,288
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	327
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,300	1,302
Dallas County TX GO	5.000%	8/15/22	3,700	4,014
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/21	130	136
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,500	1,699
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	140	159
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,000	1,211
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,500	3,027
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,250	2,786
Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.510%	7/1/23	3,750	3,826
Dallas Independent School District GO PUT	5.000%	2/15/21	1,500	1,520
Dallas Independent School District GO PUT	5.000%	2/15/22	815	863
Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	810	859
Dallas TX GO	5.000%	2/15/22	9,030	9,566
Dallas TX GO	5.000%	2/15/22	7,700	8,157
Dallas TX GO	5.000%	2/15/23	3,000	3,313
Dallas TX GO	5.000%	2/15/23	1,445	1,526
Dallas TX GO	5.000%	2/15/23	9,455	10,440
Dallas TX GO	5.000%	2/15/23	7,700	8,502
Denton Independent School District GO PUT	2.000%	8/1/24	4,500	4,743
Dickinson Independent School District GO PUT	1.350%	8/2/21	2,600	2,619
Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/23	850	961
Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	750	882
Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	10,275	10,798
Ector County Hospital District GO	5.000%	9/15/21	200	206
Ector County Hospital District GO	5.000%	9/15/22	210	224
Ector County Hospital District GO	5.000%	9/15/24	445	504
Ector County Hospital District GO	5.000%	9/15/25	250	291
El Paso TX GO	5.000%	8/15/21	415	430
El Paso TX GO	5.000%	8/15/22	430	466
El Paso TX GO	5.000%	8/15/23	260	294
El Paso TX GO	5.000%	8/15/23	455	514
El Paso TX GO	5.000%	8/15/24	140	165
El Paso TX GO	5.000%	8/15/24	350	412
El Paso TX GO	5.000%	8/15/24	480	564
El Paso TX Water & Sewer Water Revenue	5.000%	3/1/21	6,930	7,038
El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	3,750	3,988
Fort Bend County TX GO	5.000%	3/1/23	350	388
Fort Bend County TX GO	5.000%	3/1/23	630	698
Fort Bend County TX GO	5.000%	3/1/24	185	213
Fort Bend County TX GO	5.000%	3/1/24	500	576
Fort Bend County TX GO	5.000%	3/1/25	200	239
Fort Bend County TX GO	5.000%	3/1/25	500	598
Fort Bend Independent School District GO PUT	1.500%	8/1/21	10,350	10,438
Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,565	10,857
Fort Bend Independent School District GO PUT	0.875%	8/1/25	3,750	3,780
Fort Worth Independent School District GO	5.000%	2/15/22	2,010	2,133
Fort Worth Independent School District GO	5.000%	2/15/23	2,165	2,396
Fort Worth Independent School District GO	5.000%	2/15/24	4,525	5,214
Fort Worth TX GO	5.000%	3/1/22	1,100	1,117
Fort Worth TX GO	4.000%	3/1/23	2,255	2,448
Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/22	1,665	1,767
Frisco Independent School District GO	5.000%	8/15/21	1,500	1,556
Frisco Independent School District GO	5.000%	8/15/22	1,210	1,312
Galena Park Independent School District GO	5.000%	8/15/22	580	629
Galena Park Independent School District GO	5.000%	8/15/23	1,710	1,928
Georgetown Independent School District GO PUT	2.750%	8/1/22	9,530	9,926
Goose Creek Consolidated Independent School District GO	5.000%	2/15/21	6,135	6,218
Goose Creek Consolidated Independent School District GO	5.000%	2/15/23	1,650	1,672
Goose Creek Consolidated Independent School District GO PUT	1.300%	8/16/21	6,900	6,951
Goose Creek Consolidated Independent School District GO PUT	0.270%	10/1/21	5,500	5,496
Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	4,000	4,006

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	107,890	117,823
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	43,255	48,333
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	25,865	29,402
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	61,225	70,041
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,320	10,715
	Harlandale Independent School District GO PUT	0.750%	8/15/25	5,000	4,995
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/20	860	861
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	1,205	1,235
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,580	1,646
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,000	2,094
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	534
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,085
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	250	271
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,091
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,315	1,436
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	778
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,410
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,701
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,339
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	6,900	7,517
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,000	11,713
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	500	586
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	3,400	3,991
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.540%	12/1/22	6,500	6,465
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/4/20	55,320	55,320
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/4/20	9,100	9,100
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	100	110
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.830%	0.950%	6/1/21	1,000	1,001
	Harris County Flood Control District GO	4.000%	10/1/23	2,040	2,261
	Harris County Flood Control District GO	4.000%	10/1/24	1,500	1,716
	Harris County Flood Control District GO	5.000%	10/1/25	1,500	1,839
	Harris County Flood Control District GO	5.000%	10/1/26	1,700	2,143
	Harris County Flood Control District Lease Revenue	5.000%	10/1/23	11,655	13,255
[6]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.320%	7/1/31	5,125	5,125
[6]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.320%	7/1/31	1,200	1,200
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,770	1,940
	Harris County TX GO	5.000%	10/1/22	9,845	10,742
	Harris County TX GO	5.000%	8/15/23	3,280	3,710
	Harris County TX GO	5.000%	10/1/23	1,410	1,603
	Harris County TX GO	5.000%	10/1/24	5,640	6,671
[1,2]	Hays County TX	2.500%	9/15/25	250	250
	Hays County TX GO	5.000%	2/15/22	600	637
	Hidalgo County TX GO	4.000%	8/15/22	580	618
	Hidalgo County TX GO	5.000%	8/15/25	500	605
	Hidalgo County TX GO	5.000%	8/15/26	500	620
	Houston Independent School District GO	5.000%	2/15/21	17,605	17,843
	Houston Independent School District GO	5.000%	2/15/22	2,515	2,669
	Houston Independent School District GO	5.000%	2/15/23	1,015	1,123
	Houston Independent School District GO PUT	2.400%	6/1/21	3,400	3,440
	Houston Independent School District GO PUT	2.400%	6/1/21	3,450	3,491
	Houston Independent School District GO PUT	2.250%	6/1/22	21,125	21,709
	Houston Independent School District GO PUT	2.250%	6/1/22	21,500	22,094
	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,891
	Houston Independent School District GO PUT	4.000%	6/1/23	11,800	12,840
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.120%	11/5/20	11,000	11,000
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/20	1,780	1,782
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/21	1,795	1,864
[5]	Houston TX Combined Utility System Water Revenue PUT, 70% of 1M USD LIBOR + 0.360%	0.461%	8/1/21	66,850	66,829
	Houston TX GO	5.000%	3/1/21	17,850	18,126
	Houston TX GO	5.000%	3/1/21	2,500	2,539
	Houston TX GO	5.000%	3/1/22	3,000	3,188
	Houston TX GO	5.000%	3/1/23	1,750	1,936
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/21	1,250	1,297
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	1,000	1,085
[5]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.220%	10/15/23	1,545	1,522
	Irving Independent School District GO	5.000%	2/15/24	700	808

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irving TX GO	4.000%	9/15/22	2,980	3,189
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/26	680	852
	Katy Independent School District GO	5.000%	2/15/24	100	110
[5]	Katy Independent School District GO PUT, 67% of 1M USD LIBOR + 0.280%	0.379%	8/16/21	14,350	14,327
	Kaufman County TX GO	5.000%	2/15/23	155	171
	Kaufman County TX GO	5.000%	2/15/23	115	127
	Kaufman County TX GO	5.000%	2/15/24	215	247
	Kaufman County TX GO	5.000%	2/15/24	120	138
	Klein Independent School District GO	5.000%	2/1/24	1,000	1,152
[2]	La Joya Independent School District GO	5.000%	2/15/23	1,450	1,602
[2]	La Joya Independent School District GO	5.000%	2/15/24	2,765	3,177
[2]	La Joya Independent School District GO	5.000%	2/15/25	1,070	1,275
	Lake Travis Independent School District GO PUT	2.625%	2/15/22	4,345	4,471
	Lake Travis Independent School District GO, Prere.	2.625%	2/15/22	505	520
	Lake Travis Independent School District GO, Prere.	2.625%	2/15/22	1,020	1,050
	Laredo College District Combined Fee Revenue GO	5.000%	8/1/24	1,665	1,955
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/21	300	305
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/23	345	382
[2]	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/24	1,620	1,807
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	137
	Leander Independent School District GO	5.000%	8/15/21	1,000	1,037
	Leander Independent School District GO	5.000%	8/15/21	1,500	1,556
	Leander Independent School District GO	5.000%	8/15/22	2,250	2,440
	Leander Independent School District GO	5.000%	8/15/23	1,500	1,696
	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	379
	Lewisville Independent School District GO	5.000%	8/15/22	1,185	1,285
	Lewisville Independent School District GO	5.000%	8/15/22	6,085	6,600
	Little Elm Independent School District GO	5.000%	8/15/23	950	1,073
	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,174
	Lone Star College System GO	5.000%	2/15/21	1,150	1,166
	Longview Independent School District GO	5.000%	2/15/23	575	636
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	536
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	300	348
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	580
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	601
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	425	510
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	1,950	2,091
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	3,205	3,282
[1,4]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.) TOB VRDO	0.150%	11/5/20	7,970	7,970
[1,4]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.) TOB VRDO	0.240%	11/5/20	5,370	5,370
[2]	Lubbock County TX GO	4.000%	2/15/24	1,580	1,764
	Lubbock Independent School District GO	5.000%	2/15/22	250	265
	Lubbock Independent School District GO	5.000%	2/15/23	250	276
	Mainland College GO	5.000%	8/15/22	625	677
	Mainland College GO	5.000%	8/15/23	500	563
	Mainland College GO	5.000%	8/15/24	275	322
	Mansfield Independent School District GO PUT	2.500%	8/1/21	8,285	8,417
[6]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/21	595	617
[6]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/22	500	541
[6]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	575	669
	Midland Independent School District GO	5.000%	2/15/26	130	161
	Midlothian Independent School District GO	5.000%	2/15/22	1,635	1,734
	Midlothian Independent School District GO	5.000%	2/15/23	1,410	1,560
	Midlothian Independent School District GO	5.000%	2/15/24	500	576
	Midlothian Independent School District GO	5.000%	2/15/25	365	436
	Midlothian Independent School District GO PUT	2.000%	8/1/24	3,265	3,437
	Midway Independent School District GO	5.000%	8/15/23	325	367
	Nederland Independent School District GO	5.000%	8/15/22	1,620	1,757
	New Braunfels TX GO	5.000%	2/1/23	710	784
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,459
	New Braunfels TX GO	5.000%	2/1/25	1,310	1,562
	New Braunfels TX GO	5.000%	2/1/26	2,005	2,465
	New Caney Independent School District GO PUT	3.000%	8/15/21	8,250	8,421
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,855	1,922
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	675
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	4.000%	11/1/21	930	955

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/23	100	110
	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	119
	North East TX Independent School District GO	5.000%	8/1/21	1,160	1,201
	North East TX Independent School District GO	5.000%	2/1/23	3,185	3,523
	North East TX Independent School District GO	5.000%	8/1/23	500	565
	North East TX Independent School District GO PUT	1.420%	8/1/21	525	526
	North East TX Independent School District GO PUT	2.375%	8/1/22	7,500	7,757
	North East TX Independent School District GO, Prere.	5.000%	2/1/24	5,000	5,760
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/21	1,690	1,737
	North Texas Municipal Water District Sewer Revenue	5.000%	6/1/21	1,450	1,490
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/22	2,950	3,152
	North Texas Municipal Water District Water System Water Revenue	5.250%	9/1/22	4,705	5,017
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/23	3,070	3,392
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	1,570	1,806
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	4,000	4,030
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/22	1,000	1,042
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	2,725	2,872
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,685	2,947
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,065	3,367
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,000	2,197
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,460	5,994
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,575	1,724
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,601
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	10,250	11,702
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,850	6,679
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	100	114
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,370	2,595
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,000	5,915
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,140	7,263
	Northside Independent School District GO	5.000%	2/15/21	1,000	1,014
	Northside Independent School District GO PUT	2.000%	6/1/21	1,900	1,918
	Northside Independent School District GO PUT	1.750%	6/1/22	1,565	1,565
	Northside Independent School District GO PUT	2.750%	8/1/23	17,340	18,381
	Northside Independent School District GO PUT	1.600%	8/1/24	16,635	17,242
	Northside Independent School District GO PUT	0.700%	6/1/25	8,900	8,895
	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,000	15,520
[6]	Pasadena Independent School District GO VRDO	0.110%	11/5/20	32,210	32,210
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/21	2,415	2,491
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/21	1,650	1,705
	Permanent University Fund - University of Texas System College & University Revenue VRDO	0.100%	11/5/20	48,000	48,000
	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,725	1,783
	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,203
	Pflugerville TX GO	5.000%	8/1/23	400	449
	Pflugerville TX GO	5.000%	8/1/23	550	620
	Pflugerville TX GO	5.000%	8/1/24	765	892
	Pflugerville TX GO	5.000%	8/1/24	600	702
	Pflugerville TX GO	5.000%	8/1/25	390	471
	Pflugerville TX GO	5.000%	8/1/25	400	485
	Richardson Independent School District GO	5.000%	2/15/22	500	531
	Rockland County TX GO	5.000%	2/1/22	325	344
	Rockland County TX GO	5.000%	2/1/24	425	488
	Round Rock Independent School District GO	5.000%	8/1/24	2,425	2,850
[14]	Round Rock Independent School District GO PUT, 6.000% coupon rate effective 8/1/21	1.500%	8/1/21	3,700	3,710
	Round Rock TX GO	5.000%	8/15/22	1,120	1,215
	Round Rock TX Utility System Water Revenue	5.000%	8/1/21	1,395	1,445
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	2,000	2,073
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/21	6,000	6,070
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	6,000	6,494
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,468
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/20	2,125	2,129
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/21	33,475	33,766
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	12,500	13,063
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	11,135	11,571
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,365	13,987
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	1,685	1,757
	San Antonio TX GO	5.000%	8/1/23	8,960	10,114
	San Antonio TX GO	5.000%	2/1/24	210	242
	San Antonio TX GO, Prere.	5.000%	8/1/21	1,000	1,036
	San Antonio TX GO, Prere.	5.000%	2/1/22	570	604

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Independent School District GO	5.000%	8/15/22	1,250	1,356
	San Antonio TX Independent School District GO	5.000%	8/15/23	1,600	1,808
	San Antonio TX Independent School District GO	5.000%	8/15/24	1,250	1,468
	San Antonio Water System Water Revenue	5.000%	5/15/24	250	286
	San Antonio Water System Water Revenue PUT	2.000%	11/1/21	6,720	6,817
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	15,190	15,609
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	8,180	8,706
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/21	500	521
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	500	542
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/21	250	259
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/23	290	322
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	125	143
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	150	180
	Spring Branch Independent School District GO	5.000%	2/1/23	1,500	1,659
	Spring Branch Independent School District GO PUT	1.550%	6/15/21	5,500	5,516
	Spring Independent School District GO	5.000%	8/15/23	625	707
	Spring Independent School District GO	5.000%	8/15/24	500	589
	Spring Independent School District GO	5.000%	8/15/25	500	610
	Spring Independent School District GO	5.000%	8/15/26	500	627
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,105	1,137
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	938
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	836
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/4/20	19,200	19,200
[1,4]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	0.160%	11/5/20	19,030	19,030
[1,4]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project) TOB VRDO	0.240%	11/5/20	3,900	3,900
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	3/1/22	500	531
	Temple TX Independent School District GO, Prere.	4.000%	2/1/21	1,120	1,130
	Texas A&M University College & University Revenue	5.000%	5/15/21	2,460	2,523
	Texas A&M University College & University Revenue	5.000%	5/15/21	1,755	1,800
	Texas A&M University College & University Revenue	5.000%	5/15/21	1,000	1,026
	Texas A&M University College & University Revenue	4.000%	5/15/23	2,750	3,009
	Texas A&M University College & University Revenue	5.000%	5/15/23	4,785	5,357
	Texas City TX Independent School District GO	5.000%	8/15/21	500	519
	Texas City TX Independent School District GO	5.000%	8/15/22	225	244
	Texas City TX Independent School District GO	5.000%	8/15/23	595	671
	Texas GO	5.000%	4/1/21	1,245	1,269
	Texas GO	5.000%	8/1/21	1,000	1,035
	Texas GO	5.000%	8/1/21	1,000	1,035
	Texas GO	5.000%	8/1/21	2,000	2,071
	Texas GO	5.000%	10/1/21	1,990	2,076
	Texas GO	5.000%	8/1/22	965	1,045
	Texas GO	5.000%	8/1/22	3,035	3,286
	Texas GO	5.000%	8/1/22	1,670	1,730
	Texas GO	5.000%	8/1/22	1,520	1,574
	Texas GO	5.000%	8/1/22	5,600	5,800
	Texas GO	5.000%	8/1/22	2,185	2,263
	Texas GO	5.000%	8/1/23	1,790	1,854
	Texas GO PUT	1.850%	8/1/22	900	901
	Texas GO PUT	2.250%	8/1/22	5,100	5,107
[5]	Texas GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	10/1/21	151,600	151,841
	Texas GO VRDO	0.150%	11/4/20	26,175	26,175
	Texas GO, Prere.	5.000%	8/1/21	315	326
	Texas GO, Prere.	5.000%	8/1/21	270	279
	Texas GO, Prere.	5.000%	4/1/22	200	213
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	1,815	1,973
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/20	7,700	7,741
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/21	2,500	2,529
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	2,150	2,276
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	865	955
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	690
	Texas State University System College & University Revenue	5.000%	3/15/21	2,250	2,289
	Texas State University System College & University Revenue	5.000%	3/15/26	750	862
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	17,030	19,356
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	1,890	2,313
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	6,820	7,045
	Texas Water Development Board Water Revenue	5.000%	4/15/21	4,755	4,858
	Texas Water Development Board Water Revenue	5.000%	4/15/21	3,750	3,831

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	8/1/21	4,375	4,531
	Texas Water Development Board Water Revenue	5.000%	10/15/21	15,830	16,551
	Texas Water Development Board Water Revenue	5.000%	4/15/22	4,750	5,078
	Texas Water Development Board Water Revenue	5.000%	4/15/22	2,000	2,138
	Texas Water Development Board Water Revenue	5.000%	4/15/22	6,095	6,516
	Texas Water Development Board Water Revenue	5.000%	8/1/22	4,100	4,440
	Texas Water Development Board Water Revenue	5.000%	10/15/22	11,305	12,354
	Texas Water Development Board Water Revenue	4.000%	4/15/23	1,000	1,092
	Texas Water Development Board Water Revenue	5.000%	4/15/23	1,445	1,613
	Texas Water Development Board Water Revenue	5.000%	8/1/23	1,000	1,130
	Texas Water Development Board Water Revenue	4.000%	10/15/23	2,000	2,220
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,600	2,962
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,000	2,323
	Texas Water Development Board Water Revenue	5.000%	8/1/24	700	823
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,600	3,080
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,000	1,204
	Texas Water Development Board Water Revenue	5.000%	8/1/25	625	760
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,000	1,225
	Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,251
	Tomball Independent School District GO PUT	2.125%	8/15/21	1,000	1,014
	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,614
	Tomball Independent School District GO PUT	0.450%	8/15/23	1,375	1,373
	Travis County TX GO	2.000%	3/1/21	5,420	5,452
	Travis County TX GO	2.000%	3/1/22	5,530	5,660
[1,4]	Travis County TX Housing Finance Corp. Revenue TOB VRDO	0.720%	11/5/20	12,500	12,500
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/22	1,250	1,354
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/23	1,520	1,713
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,000	1,171
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/21	1,000	1,036
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/22	2,045	2,144
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/22	2,020	2,188
	United TX Independent School District GO	5.000%	8/15/21	2,305	2,391
	United TX Independent School District GO	5.000%	8/15/22	2,855	3,097
	United TX Independent School District GO	5.000%	8/15/23	3,415	3,853
	United TX Independent School District GO	4.000%	8/15/24	100	110
	United TX Independent School District GO	5.000%	8/15/24	435	511
	University of Texas System College & University Revenue	5.000%	8/15/21	1,880	1,951
	University of Texas System College & University Revenue	5.000%	8/15/22	2,285	2,480
	University of Texas System College & University Revenue	5.000%	8/15/22	970	1,053
	University of Texas System College & University Revenue	5.000%	8/15/23	1,000	1,132
	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,242
	Wylie Independent School District GO	0.000%	8/15/23	2,230	2,203
	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,644
	Wylie Independent School District GO	0.000%	8/15/25	1,235	1,200
					2,117,521
Utah (0.4%)
	Canyons School District GO	5.000%	6/15/22	1,775	1,910
	Canyons School District GO	5.000%	6/15/23	3,545	3,985
	Granite School District Board of Education GO	5.000%	6/1/23	6,260	7,016
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/21	2,500	2,575
	University of Utah College & University Revenue	5.000%	8/1/22	1,625	1,760
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/22	32,000	34,176
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	8,000	9,315
	Utah GO	5.000%	7/1/22	5,000	5,395
	Utah GO	5.000%	7/1/23	5,000	5,632
	Utah GO	5.000%	7/1/24	2,500	2,933
	Utah GO	5.000%	7/1/25	3,000	3,654
	Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,151
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	5,000	5,147
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	385	414
					85,063
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/23	330	370
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	450	523
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	4.000%	12/1/20	600	602
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	579
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/21	1,040	1,085

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/22	500	546
					3,705
Virginia (2.0%)
	Alexandria VA GO	5.000%	7/1/21	1,850	1,908
	Alexandria VA GO	5.000%	7/15/21	1,985	2,051
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	446
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	311
	Arlington County VA GO, Prere.	5.000%	8/1/22	1,000	1,083
[1,4]	Arlington County VA Industrial Development Authority Hospital Facilities Revenue TOB VRDO	0.270%	11/5/20	22,055	22,055
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,675	65,609
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,192
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	650	685
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	115	132
	Chesterfield County VA GO	5.000%	1/1/23	2,550	2,812
	Chesterfield County VA Water & Sewer Water Revenue	5.000%	11/1/22	6,000	6,569
	Commonwealth of Virginia GO	5.000%	6/1/21	1,000	1,028
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	15,500	17,261
	Fairfax County VA GO	4.000%	10/1/21	3,840	3,971
	Fairfax County VA GO	5.000%	10/1/22	10,315	10,761
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	26,500	28,534
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,025	1,059
	Henrico County VA GO	5.000%	8/1/21	5,115	5,297
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/22	1,315	1,409
	Loudoun County Economic Development Authority Industrial Revenue VRDO	0.150%	11/4/20	19,350	19,350
	Loudoun County VA GO	5.000%	12/1/22	5,125	5,629
	Loudoun County VA GO	5.000%	12/1/23	4,670	5,130
	Loudoun County VA GO	5.000%	12/1/23	5,000	5,727
	Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,515	3,578
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,127
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	1,010	1,017
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,315	1,378
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	350	379
[2]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/22	365	380
[2]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	980	1,051
[2]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	790	871
[2]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	655	741
[2]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	489
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/20	2,705	2,708
[1]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	220	221
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	290	295
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	415	434
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	796
	Virginia Beach VA GO	5.000%	2/1/21	1,775	1,796
	Virginia Beach VA GO	5.000%	4/1/22	1,685	1,797
	Virginia Beach VA GO	5.000%	7/15/22	5,485	5,925
	Virginia Beach VA GO	5.000%	7/15/22	4,430	4,785
	Virginia Beach VA GO	5.000%	9/15/22	2,000	2,176
	Virginia Beach VA GO	5.000%	7/15/23	2,755	3,105
	Virginia Beach VA GO	5.000%	7/15/23	2,455	2,767
	Virginia Beach VA GO	5.000%	7/15/24	2,515	2,949
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/21	510	516
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/21	4,720	4,775
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/21	5,905	5,974
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	7,780	8,242
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	6,195	6,563
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	18,420	20,382
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Program)	5.000%	2/1/21	5,930	5,999
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	1,675	1,852
	Virginia College Building Authority Miscellaneous Revenue	5.000%	2/1/21	2,140	2,165
	Virginia College Building Authority Miscellaneous Revenue, ETM	5.000%	2/1/21	95	96
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/21	5,450	5,588
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/21	3,575	3,665
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/21	1,965	2,015
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,790	1,920
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,855	1,989
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	1,000	1,036
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	5,405	5,597
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/22	5,685	6,157
	Virginia Public School Authority Appropriations Revenue	5.000%	4/15/21	6,025	6,153

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Public School Authority Lease Revenue	5.000%	3/1/21	5,795	5,886
	Virginia Public School Authority Lease Revenue	5.000%	7/15/21	1,250	1,292
	Virginia Public School Authority Lease Revenue	5.000%	8/1/21	1,115	1,154
	Virginia Public School Authority Lease Revenue	5.000%	3/1/22	5,795	6,161
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,500	1,624
	Virginia Resources Authority Lease Revenue (Virginia Pooled Financing Program)	5.000%	11/1/21	1,580	1,655
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	215	225
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	445	502
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	381
[4]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/5/20	4,675	4,675
[1,4]	Virginia Small Business Financing Authority Healthcare Facilities Revenue (Bon Secours Mercy Health Inc.) TOB VRDO	0.270%	11/5/20	8,585	8,585
[1,4]	Virginia Small Business Financing Authority Healthcare Facilities Revenue (Bon Secours Mercy Health Inc.) TOB VRDO	0.270%	11/5/20	5,830	5,830
[1,4]	Virginia Small Business Financing Authority Healthcare Facilities Revenue (Bon Secours Mercy Health Inc.) TOB VRDO	0.270%	11/5/20	3,875	3,875
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	4,375	4,447
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,127
					395,877
Washington (1.9%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/23	500	546
[5]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	11/1/21	14,575	14,575
[5]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	11/1/23	29,625	29,697
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/22	2,500	2,747
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,863
	Energy Northwest Nuclear Revenue	5.000%	7/1/22	350	377
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	300	337
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	365	427
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/22	615	648
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	13,750	14,228
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	12,719
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/21	200	203
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	130
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	226
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	147
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,800	2,059
	King County School District No. 414 Lake Washington GO	4.000%	12/1/20	1,405	1,409
	King County School District No. 414 Lake Washington GO	4.000%	12/1/21	1,420	1,478
	King County School District No. 414 Lake Washington GO	5.000%	12/1/21	1,000	1,051
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	911
	King County School District No. 414 Lake Washington GO	4.000%	12/1/23	830	925
	King County School District No. 414 Lake Washington GO	4.000%	12/1/24	950	1,093
	King County WA GO VRDO	0.120%	11/4/20	25,395	25,395
	King County WA Sewer Revenue	5.000%	7/1/22	1,500	1,618
	King County WA Sewer Revenue PUT	2.600%	12/1/21	21,125	21,276
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/21	850	885
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/22	800	862
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	247
	Port of Seattle WA GO	5.000%	1/1/21	1,345	1,355
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,584
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	7/1/21	4,895	5,050
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/21	1,000	1,020
[5]	Seattle WA Municipal Light & Power Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.410%	11/1/21	24,850	24,851
	Seattle WA Municipal Light & Power Electric Power & Light Revenue, Prere.	5.000%	2/1/21	1,355	1,371
	Seattle WA Water System Water Revenue	5.000%	5/1/21	1,180	1,208
	Spokane WA Water & Wastewater Water Revenue	5.000%	12/1/22	6,435	7,067
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	802
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	710	789
[2]	University of Washington College & University Revenue	5.000%	4/1/22	2,200	2,319
[2]	University of Washington College & University Revenue	5.000%	4/1/23	2,250	2,477
[2]	University of Washington College & University Revenue	5.000%	4/1/24	2,400	2,750
[2]	University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,802
	University of Washington College & University Revenue PUT	5.000%	5/1/22	11,920	12,474
	Washington COP	5.000%	7/1/21	5,010	5,166
	Washington COP	5.000%	7/1/21	2,870	2,960
	Washington COP	5.000%	7/1/23	11,790	13,250

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	1/1/21	2,000	2,015
	Washington GO	5.000%	8/1/21	12,720	13,172
	Washington GO	5.000%	8/1/21	22,540	23,341
	Washington GO	5.000%	8/1/21	1,240	1,284
	Washington GO	5.000%	2/1/22	1,500	1,589
	Washington GO	5.000%	6/1/22	5,775	5,931
[2]	Washington GO	5.000%	6/1/22	1,500	1,588
	Washington GO	5.000%	7/1/22	9,720	10,024
	Washington GO	5.000%	7/1/22	2,260	2,437
	Washington GO	5.000%	7/1/22	1,680	1,733
	Washington GO	5.000%	8/1/22	5,530	5,986
	Washington GO	5.000%	1/1/23	6,340	6,983
	Washington GO	5.000%	2/1/23	1,115	1,128
[2]	Washington GO	5.000%	6/1/23	1,500	1,656
	Washington GO	4.000%	7/1/23	450	494
	Washington GO	5.000%	7/1/23	15,950	17,202
	Washington GO	5.000%	7/1/23	13,715	14,791
	Washington GO	5.000%	7/1/23	2,215	2,491
	Washington GO	5.000%	8/1/23	9,300	10,496
	Washington GO	5.000%	1/1/24	3,625	4,161
	Washington GO	5.000%	1/1/24	4,500	5,165
[2]	Washington GO	5.000%	6/1/24	1,625	1,869
	Washington GO	5.000%	7/1/24	1,000	1,078
	Washington GO	5.000%	8/1/24	590	693
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,000	2,187
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	125	140
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	174
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	270
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	489
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/21	6,165	6,413
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,500	6,172
[5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.520%	1/1/25	500	495
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	3.500%	7/1/23	1,255	1,248
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (SAG Portfolio Projects) PUT	2.550%	7/1/21	3,125	3,169
	Washington State University College & University Revenue	5.000%	10/1/21	675	704
	Washington State University College & University Revenue	5.000%	10/1/23	350	396
					386,538
West Virginia (0.3%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	635	666
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,128
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,310	7,498
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	10,480
[1,4]	West Virginia Economic Development Authority Lottery Revenue TOB VRDO	0.220%	11/5/20	7,210	7,210
	West Virginia GO	5.000%	6/1/22	3,610	3,881
	West Virginia GO	5.000%	12/1/22	2,645	2,902
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	570	574
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,075	1,165
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,570	2,849
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/21	2,030	2,093
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/22	2,130	2,296
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	3,675	3,835
					50,577
Wisconsin (0.9%)
	DeForest WI Area School District GO	5.000%	4/1/21	550	561
	Madison WI GO	4.000%	10/1/22	8,045	8,623
	Madison WI GO	3.000%	10/1/23	8,040	8,685
	Madison WI GO	4.000%	10/1/24	7,100	8,122
[1,4]	Milwaukee WI GO TOB VRDO	0.270%	11/5/20	6,975	6,975
	Neenah Joint School District GO	5.000%	3/1/24	2,685	3,093
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	425	425
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	750	771
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	750	789
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	163
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	140	156
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	200	226
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	430	496

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	350	408
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	268
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	250	299
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	9,700	9,700
	Sauk Prairie School District GO	5.000%	3/1/24	200	230
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	5,300	5,300
	Waukesha School District GO	3.000%	4/1/21	800	809
	Waukesha School District GO	3.000%	4/1/22	1,100	1,142
	Waukesha School District GO	3.000%	4/1/23	1,200	1,276
	Wisconsin Appropriations Revenue	5.000%	5/1/21	3,250	3,326
	Wisconsin Appropriations Revenue	5.000%	5/1/22	8,100	8,672
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	535	577
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	9,415	10,154
	Wisconsin GO	5.000%	5/1/21	1,250	1,279
	Wisconsin GO	5.000%	11/1/21	5,000	5,237
	Wisconsin GO	5.000%	11/1/22	1,000	1,047
	Wisconsin GO	5.000%	5/1/23	1,400	1,564
	Wisconsin GO	5.000%	5/1/24	300	335
[2]	Wisconsin GO	5.000%	5/1/24	16,500	18,948
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	1,000	1,018
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,072
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	1,946
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/21	550	565
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/26/22	1,395	1,472
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,500	4,024
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.470%	7/28/21	4,000	3,998
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.160%	11/4/20	5,455	5,455
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	4/15/23	225	251
[1,4]	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group) TOB VRDO	0.270%	11/5/20	5,000	5,000
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.550%	11/1/21	1,700	1,701
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	3,250	3,282
[1,4]	Wisconsin Public Finance Authority Lease Development Revenue (KU Campus Development Corp. - Central District Development Project) TOB VRDO	0.230%	11/5/20	42,000	42,000
[1,4]	Wisconsin Public Finance Authority Revenue (Renown Regional Medical Center Pooled Project) TOB VRDO	0.270%	11/5/20	3,750	3,750
					185,190
Wyoming (0.0%)
[5]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.320%	0.440%	9/1/21	4,000	4,000
Total Tax-Exempt Municipal Bonds (Cost $19,178,375)					19,347,421

Short-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investment (4.2%)
Money Market Fund (4.2%)
[15]	Vanguard Municipal Cash Management Fund (Cost $840,273)	0.119%	8,401,382	840,306
Total Investments (101.0%) (Cost $20,018,648)				20,187,727
Other Assets and Liabilities—Net (-1.0%)				(192,281)
Net Assets (100%)				19,995,446
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value was $2,246,791,000, representing 11.2% of net assets.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	Step bond.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
Letter of Credit—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:
Entity Name	Market Value
Barclays Bank plc	$466,630,000
JP Morgan Chase Bank NA	447,649,000
Royal Bank of Canada	429,316,250
Bank Of America NA	343,600,500
Deutsche Bank AG	311,030,000
TD Bank NA	273,015,000
Morgan Stanley Bank	244,635,000
Sumitomo Mitsui Banking Corp.	236,155,000
PNC Bank NA	223,494,500
Federal Home Loan Mortgage Corp.	178,430,000
Other	506,495,000
Total	3,660,450,250

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2020
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $19,178,375)	19,347,421
Affiliated Issuers (Cost $840,273)	840,306
Total Investments in Securities	20,187,727
Investment in Vanguard	813
Receivables for Investment Securities Sold	148,567
Receivables for Accrued Income	139,742
Receivables for Capital Shares Issued	48,899
Other Assets	769
Total Assets	20,526,517
Liabilities
Due to Custodian	5,567
Payables for Investment Securities Purchased	495,676
Payables for Capital Shares Redeemed	24,663
Payables for Distributions	4,246
Payables to Vanguard	919
Total Liabilities	531,071
Net Assets	19,995,446
At October 31, 2020, net assets consisted of:

Paid-in Capital	19,857,083
Total Distributable Earnings (Loss)	138,363
Net Assets	19,995,446

Investor Shares—Net Assets
Applicable to 64,039,630 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,019,889
Net Asset Value Per Share—Investor Shares	$15.93

Admiral Shares—Net Assets
Applicable to 1,191,489,748 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,975,557
Net Asset Value Per Share—Admiral Shares	$15.93

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2020
($000)
Investment Income
Income
Interest[1]	250,247
Total Income	250,247
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,852
Management and Administrative—Investor Shares	1,305
Management and Administrative—Admiral Shares	11,745
Marketing and Distribution—Investor Shares	132
Marketing and Distribution—Admiral Shares	1,057
Custodian Fees	44
Auditing Fees	31
Shareholders’ Reports—Investor Shares	74
Shareholders’ Reports—Admiral Shares	225
Trustees’ Fees and Expenses	11
Total Expenses	16,476
Net Investment Income	233,771
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,535
Futures Contracts	(5,731)
Realized Net Gain (Loss)	(3,196)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	75,284
Futures Contracts	(58)
Change in Unrealized Appreciation (Depreciation)	75,226
Net Increase (Decrease) in Net Assets Resulting from Operations	305,801
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,075,000, ($5,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	233,771	285,843
Realized Net Gain (Loss)	(3,196)	(5,261)
Change in Unrealized Appreciation (Depreciation)	75,226	179,673
Net Increase (Decrease) in Net Assets Resulting from Operations	305,801	460,255
Distributions[1]
Investor Shares	(12,053)	(16,155)
Admiral Shares	(221,582)	(269,323)
Total Distributions	(233,635)	(285,478)
Capital Share Transactions
Investor Shares	71,252	(95,319)
Admiral Shares	3,030,365	530,259
Net Increase (Decrease) from Capital Share Transactions	3,101,617	434,940
Total Increase (Decrease)	3,173,783	609,717
Net Assets
Beginning of Period	16,821,663	16,211,946
End of Period	19,995,446	16,821,663
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.84	$15.68	$15.79	$15.80	$15.83
Investment Operations
Net Investment Income	.201[1]	.257[1]	.215[1]	.160[1]	.131
Net Realized and Unrealized Gain (Loss) on Investments	.092	.160	(.109)	(.010)	(.030)
Total from Investment Operations	.293	.417	.106	.150	.101
Distributions
Dividends from Net Investment Income	(.203)	(.257)	(.216)	(.160)	(.131)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.203)	(.257)	(.216)	(.160)	(.131)
Net Asset Value, End of Period	$15.93	$15.84	$15.68	$15.79	$15.80
Total Return[2]	1.86%	2.68%	0.68%	0.95%	0.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,020	$945	$1,030	$1,228	$1,234
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.63%	1.38%	1.01%	0.83%
Portfolio Turnover Rate	47%	34%	42%	36%	29%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.84	$15.68	$15.79	$15.80	$15.83
Investment Operations
Net Investment Income	.213[1]	.270[1]	.229[1]	.176[1]	.147
Net Realized and Unrealized Gain (Loss) on Investments	.093	.160	(.111)	(.010)	(.030)
Total from Investment Operations	.306	.430	.118	.166	.117
Distributions
Dividends from Net Investment Income	(.216)	(.270)	(.228)	(.176)	(.147)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.216)	(.270)	(.228)	(.176)	(.147)
Net Asset Value, End of Period	$15.93	$15.84	$15.68	$15.79	$15.80
Total Return[2]	1.94%	2.76%	0.76%	1.05%	0.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,976	$15,877	$15,182	$13,900	$12,604
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.71%	1.46%	1.11%	0.93%
Portfolio Turnover Rate	47%	34%	42%	36%	29%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.
During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at October 31, 2020.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual

Short-Term Tax-Exempt Fund
commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $813,000, representing less than 0.01% of the fund’s net assets and 0.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	19,347,421	—	19,347,421
Temporary Cash Investment	840,306	—	—	840,306
Total	840,306	19,347,421	—	20,187,727
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	4,250
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(30,389)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	168,741
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2020 Amount ($000)	2019 Amount ($000)
Tax Exempt Income	233,635	285,478
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	233,635	285,478
*	Includes short-term capital gains, if any.
As of October 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,018,986
Gross Unrealized Appreciation	182,875
Gross Unrealized Depreciation	(14,134)
Net Unrealized Appreciation (Depreciation)	168,741
E.	During the year ended October 31, 2020, the fund purchased $9,368,401,000 of investment securities and sold $6,505,492,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended ended October 31, 2020, such purchases and sales were $1,979,670,000 and $2,087,431,000, respectively: these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Short-Term Tax-Exempt Fund
F.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	563,283	35,467	368,228	23,344
Issued in Lieu of Cash Distributions	10,149	639	13,443	851
Redeemed	(502,180)	(31,715)	(476,990)	(30,228)
Net Increase (Decrease)—Investor Shares	71,252	4,391	(95,319)	(6,033)
Admiral Shares
Issued	10,379,331	653,503	6,759,025	428,519
Issued in Lieu of Cash Distributions	160,921	10,138	200,955	12,721
Redeemed	(7,509,887)	(474,448)	(6,429,721)	(407,478)
Net Increase (Decrease)—Admiral Shares	3,030,365	189,193	530,259	33,762
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2010, Through October 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Limited-Term Tax-Exempt Fund Investor Shares	2.90%	1.98%	1.79%	$11,939
Bloomberg Barclays 1-5 Year Municipal Bond Index	2.98	2.01	1.97	12,150
Bloomberg Barclays Municipal Bond Index	3.59	3.70	3.99	14,791

	One Year	Five Year	Ten Years	Final Value of a $50,000 Investment
Limited-Term Tax-Exempt Fund Admiral Shares	2.98%	2.07%	1.87%	$60,196
Bloomberg Barclays 1-5 Year Municipal Bond Index	2.98	2.01	1.97	60,751
Bloomberg Barclays Municipal Bond Index	3.59	3.70	3.99	73,953

See Financial Highlights for dividend and capital gains information.

Limited-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2020
New York	15.5%
Texas	10.7
Illinois	6.9
California	6.2
Pennsylvania	5.4
New Jersey	4.1
Florida	4.0
Ohio	2.8
Michigan	2.8
Georgia	2.6
Maryland	2.6
Alabama	2.6
Connecticut	2.2
Massachusetts	2.2
Kentucky	2.1
Washington	2.0
Arizona	1.8
Multiple States	1.7
Colorado	1.7
South Carolina	1.6
Virginia	1.6
Tennessee	1.6
Louisiana	1.5
Indiana	1.3
Wisconsin	1.2
Nevada	1.2
North Carolina	1.1
Other	9.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

Limited-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.9%)
Alabama (2.5%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/23	6,215	7,038
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	6,240	7,609
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/27	700	899
[1]	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	7,980	10,061
[1]	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	13,750	17,799
[1]	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	3,675	4,851
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	9,000	9,259
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/21	1,185	1,218
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	344
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	545
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	617
	Birmingham Water Works Board Water Revenue	5.000%	1/1/23	430	473
	Birmingham Water Works Board Water Revenue	5.000%	1/1/24	250	287
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	375	447
	Birmingham Water Works Board Water Revenue	5.000%	1/1/26	875	1,078
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/20	765	768
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/21	1,000	1,047
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,456
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,280	8,213
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	50,850	58,013
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/21	235	238
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/22	700	732
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/23	400	436
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	390
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,127
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	750	862
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	59,415	68,740
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/21	90,845	92,458
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	72,580	76,529
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	67,980	74,055
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	1.000%	12/1/23	35,000	34,888
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/21	280	289
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	195	209
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	250
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	281
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	248
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,177
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,352
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,464
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,167
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	250	286
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	200	228
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	465	551
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	350	415
	Huntsville AL Electric System Electric Power & Light Revenue	4.000%	12/1/25	200	235
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/25	310	380
	Huntsville AL GO	5.000%	5/1/23	2,680	2,993
	Huntsville AL GO	5.000%	5/1/24	2,815	3,274
	Huntsville AL GO	5.000%	11/1/24	1,400	1,595
	Huntsville AL GO	5.000%	11/1/24	1,195	1,362
	Huntsville AL Water Revenue	5.000%	11/1/20	1,000	1,000
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	3,065	3,095
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	4,365	4,582
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	4,565	4,970

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	516
	Jefferson County AL GO	5.000%	4/1/23	1,040	1,151
	Jefferson County AL GO	5.000%	4/1/24	5,500	6,323
	Jefferson County AL GO	5.000%	4/1/25	3,950	4,705
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/21	2,125	2,211
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	679
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/23	2,500	2,818
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/24	6,725	7,859
	Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,352
[5,6]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	21,325	21,000
[5,6]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,000	9,799
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/21	600	622
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/22	850	908
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	38,175	43,636
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	9,515
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/22	600	637
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/22	1,010	1,072
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/23	1,245	1,368
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,964
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,883
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,025	3,663
[3,7]	Mobile Downtown Redevelopment Authority Industrial Revenue VRDO	0.160%	11/5/20	36,475	36,475
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	59,115	64,865
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/21	1,745	1,779
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,288
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	2,163
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,767
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	26,290	29,022
[2]	Troy University College & University Revenue	4.000%	11/1/21	600	621
[2]	Troy University College & University Revenue	5.000%	11/1/23	735	828
[2]	Troy University College & University Revenue	5.000%	11/1/25	1,000	1,205
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/23	200	220
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	171
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/27	275	343
[2]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	3,485	3,727
[2]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	3,660	4,062
[2]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	4,413
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	460	477
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	495	533
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,119
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,275
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,509
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,450
	University of South Alabama College & University Revenue	5.000%	11/1/20	1,395	1,395
	University of South Alabama College & University Revenue	5.000%	11/1/21	845	884
[2]	University of South Alabama College & University Revenue	5.000%	10/1/22	325	351
	University of South Alabama College & University Revenue	5.000%	11/1/22	1,080	1,163
[2]	University of South Alabama College & University Revenue	5.000%	10/1/23	500	562
[2]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	611
[5]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	484
[5]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	706
[2]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	985
[5]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	932
					812,946
Alaska (0.3%)
	Alaska GO	5.000%	8/1/22	5,590	6,048
	Alaska GO	5.000%	8/1/25	1,435	1,581
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,881
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,102
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,281
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	2,203
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,965
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/23	525	589
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	2,083
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/21	2,265	2,373
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	2,410	2,627
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	1,755	1,913
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,865

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	5,419
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/21	10,140	10,484
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/22	10,465	11,293
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/23	13,810	15,452
	Anchorage AK GO	5.000%	9/1/21	2,000	2,079
	Anchorage AK GO	5.000%	9/1/21	2,605	2,708
	Anchorage AK GO	5.000%	9/1/21	1,000	1,039
	Anchorage AK GO	5.000%	9/1/22	2,000	2,173
	Anchorage AK GO	5.000%	9/1/22	1,675	1,820
	Anchorage AK GO	5.000%	9/1/25	5,010	5,867
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	697
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/25	575	690
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/21	1,950	2,025
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,525	1,636
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/23	4,180	4,646
	North Slope Borough AK GO	5.000%	6/30/21	625	644
	North Slope Borough AK GO	5.000%	6/30/21	645	665
	North Slope Borough AK GO	5.000%	6/30/22	950	978
					102,826
Arizona (1.8%)
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/21	1,250	1,282
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/21	1,000	1,026
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	1,055	1,128
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	500	535
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/23	500	553
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	624
	Arizona COP	5.000%	9/1/21	6,700	6,963
	Arizona COP	5.000%	10/1/22	4,995	5,446
	Arizona COP	5.000%	10/1/23	6,720	7,636
	Arizona COP	5.000%	10/1/23	19,820	22,522
	Arizona COP	5.000%	10/1/24	20,920	24,681
	Arizona COP	5.000%	10/1/26	8,000	10,024
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,843
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	15,050	17,569
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	20,000	21,574
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,150	7,713
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	1,305	1,309
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,125	1,137
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,046
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	835	911
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	3,250	3,407
[7]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	500	516
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	162
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	154
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	225	283
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	319
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/23	1,450	1,589
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	2,094
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,690
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,795
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,897
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	2,012
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	3,036
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,500	1,833
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	1,565	1,923
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,978
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	2,000	2,480
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,590	1,983
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/27	1,500	1,882
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/27	1,000	1,262
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	462
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	591
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,910	1,920
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	1,922
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	1,924
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	1,926
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	1,928
[3,7]	Arizona IDA Revenue TOB VRDO	0.720%	11/5/20	8,440	8,440
	Arizona Lottery Revenue	5.000%	7/1/24	5,300	6,194

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Lottery Revenue	5.000%	7/1/25	10,040	12,167
	Arizona School Facilities Board COP	5.000%	9/1/21	7,110	7,387
	Arizona State University College & University Revenue	5.000%	7/1/21	10,110	10,423
	Arizona State University College & University Revenue	5.000%	7/1/21	300	309
	Arizona State University College & University Revenue	5.000%	7/1/22	3,250	3,501
	Arizona State University College & University Revenue	5.000%	7/1/22	3,185	3,431
	Arizona State University College & University Revenue	5.000%	7/1/22	455	490
	Arizona State University College & University Revenue	5.000%	7/1/22	300	323
	Arizona State University College & University Revenue	5.000%	7/1/23	690	775
	Arizona State University College & University Revenue	5.000%	7/1/23	500	562
	Arizona State University College & University Revenue	5.000%	7/1/23	500	562
	Arizona State University College & University Revenue	5.000%	7/1/24	400	467
	Arizona State University College & University Revenue	5.000%	7/1/24	400	467
	Arizona State University College & University Revenue	5.000%	7/1/25	800	932
	Arizona State University College & University Revenue	5.000%	7/1/25	730	883
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	1,010	1,180
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/25	1,040	1,260
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/26	1,000	1,247
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/21	9,525	9,822
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	7,885	9,221
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	11,450	13,888
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	2,045	2,229
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	9,200	10,006
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,258
[5]	Glendale AZ GO	4.000%	7/1/21	3,400	3,484
[5]	Glendale AZ GO	5.000%	7/1/22	1,920	2,071
	Glendale AZ Sales Tax Revenue	5.000%	7/1/21	2,900	2,989
	Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,100	3,321
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/21	750	757
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	750	768
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	750	779
	Glendale IDA Student Loan Revenue	5.000%	5/15/23	450	494
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	1,008
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,270
	Goodyear Public Improvement Corp. Sales Tax Revenue	5.000%	7/1/22	1,500	1,619
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/26	450	562
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/27	675	865
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	614
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	8,000	9,349
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	550	643
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	500	606
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/26	1,750	2,190
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/27	1,000	1,278
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/23	155	168
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	161
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	226
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	229
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	261
[7]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	1,150	1,197
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	3,500	3,525
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	3,650	3,840
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	5,510	6,017
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,580
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	17,647
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	10,505	12,285
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	15,309
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.500%	10/18/22	13,325	13,279
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.920%	9/1/24	4,500	4,468
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.57%	0.690%	10/18/24	2,430	2,418
	Maricopa County Pollution Control Corp. Industrial Revenue PUT	1.050%	6/1/22	5,125	5,135
	Maricopa County Unified School District No. 69 Paradise Valley (School Improvement Project 2015) GO	5.000%	7/1/25	475	577
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/24	600	704
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/26	500	627
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/27	475	612
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/22	1,790	1,927
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/25	785	952
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/26	1,300	1,623

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	12,405	12,794
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	2,000	2,063
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	4,755	5,095
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	1,775	1,914
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	2,035	2,258
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	4,125	4,827
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	4,000	4,671
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,100	3,762
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/21	335	344
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	200	214
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/23	135	150
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	100	105
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	428
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	434
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/22	7,350	7,928
[7]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/21	310	311
[7]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	655	662
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/21	3,000	3,083
[2]	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/22	1,000	1,076
[2]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/23	300	334
[2]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	404
[2]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	894
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,079
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,540	1,873
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,980	3,151
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	6,145	6,759
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	5,990	6,839
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	3,305	3,902
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	3,420	4,141
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	2,400	2,974
[3,7]	Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.150%	11/5/20	8,000	8,000
[7]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	15,550	15,490
	University Medical Center Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/21	2,740	2,827
[1]	University of Arizona College & University Revenue	5.000%	8/1/23	1,045	1,148
	University of Arizona College & University Revenue	5.000%	6/1/24	800	931
	University of Arizona College & University Revenue	5.000%	8/1/24	650	758
	University of Arizona College & University Revenue	5.000%	6/1/25	1,140	1,375
	University of Arizona College & University Revenue	5.000%	8/1/25	710	853
[1]	University of Arizona College & University Revenue	5.000%	8/1/25	1,000	1,179
	University of Arizona College & University Revenue	5.000%	6/1/26	1,175	1,410
	University of Arizona College & University Revenue	5.000%	6/1/26	1,250	1,553
	University of Arizona College & University Revenue	5.000%	8/1/26	765	944
	University of Arizona College & University Revenue	5.000%	8/1/27	825	1,041
[3,7]	University of Arizona Revenue TOB VRDO	0.160%	11/5/20	6,715	6,715
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	350	403
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	450	534
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	685	833
[1]	Yavapai County IDA Revenue	4.000%	10/1/22	3,350	3,468
[1]	Yavapai County IDA Revenue	4.000%	10/1/23	3,565	3,787
[1]	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,776
[1]	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,882
[1]	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	4,075
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	750	774
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,100	1,181
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,115
					573,869
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	4,300	4,314
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	920	929
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	4,560	4,769
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	815	856
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	700	761
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,970	3,373
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	4,358
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,000	19,164
[4]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.670%	9/1/22	700	695
	Arkansas GO	5.000%	10/1/24	9,500	10,786
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,140	1,167

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,000	1,051
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,910	2,059
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,138
	Independence County AR Industrial Revenue (Entergy AR Inc. Project)	2.375%	1/1/21	20,000	20,032
[1]	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,622
[1]	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,537
[1]	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,432
[1]	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,472
	Rogers School District No. 30 GO	5.000%	2/1/21	1,500	1,517
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/25	3,610	4,172
	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/22	3,090	3,375
	University of Arkansas College & University Revenue	5.000%	11/1/23	355	404
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	478
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	335
					95,796
California (6.0%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,000	3,357
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,540	1,692
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	2,121
	Antelope Valley-East Kern Water Agency Water Revenue	4.000%	6/1/21	1,000	1,022
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	23,100	23,480
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	15,350	15,624
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	25,400	26,294
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	7,300	7,673
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	7,300	7,900
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	22,540	24,949
[4]	Bay Area Toll Authority Highway Revenue PUT, 70% of 3M USD LIBOR + 0.550%	0.708%	4/1/21	24,135	24,136
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.820%	4/1/21	2,575	2,576
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.020%	5/1/23	35,055	35,363
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.020%	5/1/23	7,685	7,753
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.020%	5/1/23	14,175	14,300
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.220%	4/1/24	3,000	3,045
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/21	23,000	23,553
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	34,000	36,434
[4]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.490%	12/1/22	21,700	21,765
	California GO	5.000%	11/1/20	21,520	21,520
	California GO	5.000%	12/1/20	25,475	25,570
	California GO	0.150%	12/2/20	22,000	22,000
	California GO	5.000%	2/1/21	10,000	10,117
	California GO	5.000%	8/1/21	4,425	4,581
	California GO	5.000%	10/1/21	28,000	29,204
	California GO	5.000%	10/1/21	41,940	43,744
	California GO	5.000%	11/1/21	49,440	51,761
	California GO	5.000%	4/1/24	6,255	7,242
	California GO	5.000%	3/1/25	8,000	9,586
	California GO	4.000%	4/1/25	2,990	3,463
	California GO	5.000%	4/1/25	15,510	18,640
	California GO	5.000%	4/1/25	51,400	61,773
	California GO	5.000%	8/1/25	3,325	4,043
	California GO	5.000%	8/1/25	10,000	12,159
	California GO	5.000%	10/1/25	7,750	9,477
	California GO	3.000%	11/1/25	2,000	2,255
	California GO	5.000%	11/1/25	1,040	1,275
	California GO	5.000%	11/1/25	2,875	3,526
	California GO	5.000%	11/1/25	8,500	10,424
	California GO	3.000%	3/1/26	20,000	22,645
	California GO	5.000%	4/1/26	7,650	9,487
	California GO	5.000%	4/1/26	10,120	12,550
	California GO	5.000%	8/1/26	3,500	4,379
	California GO	5.000%	8/1/26	5,920	7,406
	California GO	5.000%	8/1/26	27,635	34,572
	California GO	5.000%	10/1/26	10,000	12,563
	California GO	4.000%	11/1/26	33,875	40,654
	California GO	5.000%	11/1/26	8,650	10,890
	California GO	5.000%	11/1/26	5,000	6,295
	California GO	3.500%	8/1/27	10,000	11,855
	California GO	5.000%	11/1/27	8,420	10,881
	California GO	5.000%	11/1/27	26,600	34,374
	California GO	5.000%	11/1/28	14,690	19,364

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO PUT	4.000%	12/1/21	23,595	24,108
[4]	California GO PUT, 70% of 1M USD LIBOR + 0.760%	0.864%	12/1/21	12,645	12,648
[4]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.500%	12/1/22	68,915	68,904
	California Health Facilities Financing Authority	0.240%	2/4/21	13,300	13,300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/21	1,500	1,513
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	750	781
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	750	793
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,035	1,094
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/22	1,465	1,489
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,230	2,424
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	680	746
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,159
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,274
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/25	5,000	5,001
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	5,785	6,070
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.700%	10/18/22	10,000	10,247
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	11,000	11,979
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	47,560	51,922
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	3,000	3,275
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	8,465	8,957
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	18,300	22,200
[3,7]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.220%	11/5/20	5,000	5,000
[3,7]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.220%	11/5/20	460	460
[3,7]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.220%	11/5/20	3,750	3,750
[3,7]	California Health Facilities Financing Authority Revenue TOB VRDO	0.340%	11/5/20	68,600	68,600
	California Housing Finance Local or Guaranteed Housing Revenue PUT	1.450%	4/1/22	5,000	5,035
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	200	217
[4]	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT, 1M USD LIBOR + 0.200%	0.304%	4/1/21	2,500	2,500
[4]	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT, 70% of 1M USD LIBOR + 0.200%	0.304%	4/1/21	6,640	6,640
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/22	1,000	1,090
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	633
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.480%	8/1/21	375	374
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.486%	8/1/21	15,275	15,229
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.650%	0.753%	2/1/21	25,000	24,994
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/21	350	358
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	360	383
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	135	144
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	600	667
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	415	453
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	400	462
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/21	1,315	1,372
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/20	800	800
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,000	1,010
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	526
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	912
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	823
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	985	1,111
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	933
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	732
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,923
[7]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.300%	2/1/21	1,505	1,505
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	375	401
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	387
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/21	1,965	1,996
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/21	4,800	4,914
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	7,455	7,780
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,702
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,750	6,274
[1]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	5,000	5,266
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/23	4,000	4,427
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	1,000	1,114
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	12,880	14,595
[1]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	7,750	8,474
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/24	3,145	3,621
[1]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	7,350	8,311

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	5,835	7,013
[1]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,803
[1]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,957
[1]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,400	4,128
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/20	2,000	2,000
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/21	2,495	2,554
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/21	3,500	3,666
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/22	5,885	6,281
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	5,475
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/23	6,620	7,352
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/25	1,000	1,195
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,672
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	3,276
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/26	1,000	1,235
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/26	1,500	1,852
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	2,755	3,486
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	2,214
	California State University College & University Revenue PUT	4.000%	11/1/21	28,075	28,541
	California State University College & University Revenue PUT	4.000%	11/1/23	4,000	4,332
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	275	283
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	250	267
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	395	425
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	542
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,365	1,521
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	673
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,185
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,704
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	2,165	2,176
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	1,805	1,814
[3,7]	California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.220%	11/5/20	3,330	3,330
[3,7]	California Statewide Communities Development Authority Revenue TOB VRDO	0.720%	11/5/20	2,500	2,500
	Clovis Unified School District GO	0.000%	8/1/22	755	748
[4]	Contra Costa Transportation Authority Sales Tax Revenue PUT, 70% of 1M USD LIBOR + 0.250%	0.354%	9/1/21	3,270	3,261
	Contra Costa Water District Water Revenue	5.000%	10/1/21	2,100	2,191
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	2,740
	East Bay California Municipal Utility District	0.150%	12/4/20	10,000	10,000
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/25	360	439
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/26	375	472
[4]	Eastern Municipal Water District Water Revenue PUT, 70% of 1M USD LIBOR + 0.300%	0.404%	10/1/21	3,845	3,834
[4]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.370%	10/1/21	1,100	1,100
	El Camino Healthcare District GO	5.000%	8/1/21	1,125	1,165
	El Camino Healthcare District GO	5.000%	8/1/22	1,100	1,192
	El Camino Healthcare District GO	0.000%	8/1/24	4,085	3,987
[5]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/21	4,115	4,110
[5]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	450	478
[5]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	800	883
[5]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	675	773
[5]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/21	1,725	1,811
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,750	2,822
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,665	4,990
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	6,015	6,689
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	850	1,028
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/21	1,250	1,299
	La Verne CA COP, ETM	5.000%	5/15/21	310	318
	La Verne CA COP, ETM	5.000%	5/15/22	725	777
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/27	805	936
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/20	1,505	1,507
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	12/15/20	23,800	23,932
	Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,176
	Los Angeles CA Unified School District GO	5.000%	7/1/22	10,720	11,549
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,220	3,742
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/25	13,360	16,077
[2]	Los Angeles CA Unified School District GO	5.000%	10/1/25	925	1,117
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	10,446
	Los Angeles CA Unified School District GO	5.000%	7/1/26	1,140	1,409
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/26	8,000	9,885
[2]	Los Angeles CA Unified School District GO	5.000%	10/1/26	1,100	1,359

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/27	6,700	8,481
	Los Angeles CA Unified School District GO	5.000%	7/1/28	31,040	40,146
[5]	Los Angeles County Redevelopment Refunding Authority Tax Allocation Revenue (Various Redevelopment Project Areas)	5.000%	9/1/21	5,000	5,197
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	7,840	9,090
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	2,595	3,009
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	2,725	3,269
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,395	28,757
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	3,155	4,051
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/32	1,750	2,001
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.370%	6/21/21	1,000	1,000
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	28,200	31,369
[7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.600%	11/2/20	10,000	10,000
	Palomar Health GO	5.000%	8/1/21	500	515
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,680	2,892
	Peralta Community College District GO	5.000%	8/1/23	1,400	1,578
	Peralta Community College District GO	5.000%	8/1/24	3,735	4,373
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,942
	Peralta Community College District GO	5.000%	8/1/26	2,500	3,118
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	740	830
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	6,245	6,913
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,725	10,287
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,250	1,360
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	20,000	20,508
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	490	566
	San Diego County Water Authority Water Revenue	5.000%	5/1/21	1,465	1,500
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	265	287
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	1,375	1,677
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/26	1,500	1,882
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,500	1,933
	San Francisco CA City & County GO	5.000%	6/15/23	1,600	1,795
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,820
	San Francisco CA City & County GO	5.000%	6/15/26	2,360	2,958
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,449
	San Francisco CA City & County GO	5.000%	6/15/27	1,850	2,380
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	4,095
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,210	3,321
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,071
	San Juan Unified School District GO	5.000%	8/1/21	1,000	1,035
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/21	535	551
[5]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21	575	591
[6]	Solano County Community College District GO, 5.000% coupon rate effective 8/1/23	0.000%	8/1/25	5,195	5,603
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,100	2,091
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	7,550	8,676
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/28	5,340	6,425
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/29	7,085	8,495
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	19,976
[4]	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.370%	11/5/20	29,290	29,290
	University of California College & University Revenue	5.000%	5/15/21	2,725	2,794
	University of California College & University Revenue	5.000%	5/15/21	8,280	8,490
	University of California College & University Revenue	5.000%	5/15/25	125	151
	University of California College & University Revenue PUT	1.400%	5/15/21	12,700	12,711
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/21	3,765	3,873
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	665	683
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,325	1,413
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	970	1,072
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,480
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	1,133
[5]	William S Hart Union High School District GO	0.000%	9/1/27	515	477
					1,957,218
Colorado (1.6%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/21	1,375	1,446
	Adams 12 Five Star Schools GO	5.000%	12/15/26	10,000	11,865
	Adams County CO COP	5.000%	12/1/21	1,000	1,050
	Adams County CO COP	5.000%	12/1/22	1,250	1,371
	Aurora CO COP	5.000%	12/1/25	1,550	1,896

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aurora CO COP	5.000%	12/1/26	2,040	2,553
	Castle CO Rock Water & Sewer Water Revenue	4.000%	12/1/20	350	351
	Castle CO Rock Water & Sewer Water Revenue	4.000%	12/1/22	225	242
	Castle CO Rock Water & Sewer Water Revenue	5.000%	12/1/23	265	303
[5]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	235
[5]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	119
	Colorado COP	5.000%	3/15/24	660	759
	Colorado COP	5.000%	3/15/24	780	897
	Colorado COP	5.000%	12/15/24	3,535	4,193
	Colorado COP	5.000%	12/15/24	3,000	3,558
	Colorado COP	5.000%	3/15/25	1,460	1,737
	Colorado COP	5.000%	3/15/25	890	1,059
	Colorado COP	5.000%	3/15/25	725	863
	Colorado COP	5.000%	12/15/25	8,385	10,271
	Colorado COP	5.000%	3/15/26	760	932
	Colorado COP	5.000%	9/1/26	2,915	3,637
	Colorado COP	5.000%	12/15/26	5,105	6,417
	Colorado COP	5.000%	3/15/27	600	754
	Colorado COP	5.000%	9/1/27	3,105	3,960
	Colorado COP	5.000%	12/15/27	5,855	7,518
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	2,008
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	1,375	1,380
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	2,055	2,061
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/21	700	702
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	100	104
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,735	1,818
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	400	408
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	770	821
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	108
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	680	742
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,350	1,473
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	530	548
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	750	792
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,000	1,094
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	400	421
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	850	941
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	90	101
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	807
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,675	1,902
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	483
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,271
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	116
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	697
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	4,400	5,171
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	945
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,530
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	4,060
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	100	120
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	2,287
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,366
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	3,420	4,140
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,650
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	4,209
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	305
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	3,073
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	400
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	372
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,770
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	3,140	3,274
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	27,360	31,127
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	12,500	14,437
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	1,250	1,526
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	12,000	14,210
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,000	12,512
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/21	2,000	2,055
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	2,300	2,470
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	2,000	2,240
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	1,225	1,369

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,161
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	20,000	19,598
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,503
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/21	750	759
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/21	175	177
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/22	780	839
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	500	556
[3,7]	Colorado Health Facilities Authority Revenue (Children's Hospital) TOB VRDO	0.130%	11/2/20	17,570	17,570
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	11,670	12,983
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue (Multi-Family Project)	1.350%	2/1/22	2,500	2,513
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/27	1,400	1,816
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/27	1,500	1,946
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,143
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/24	420	499
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/24	400	475
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,130
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	4,319
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	19,460	22,089
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,220	2,520
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,365	4,955
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,810	2,129
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,417
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,747
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	2,150	2,335
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	3,300	4,006
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	4,000	4,953
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	465	576
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,417
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	3,585	4,527
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	8,750	9,562
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/22	225	242
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	314
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	304
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	358
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	85
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,498
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	263
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	181
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,010	948
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,750	2,174
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/27	1,000	1,272
[4]	E-470 Public Highway Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.420%	0.520%	9/1/21	3,100	3,091
[4]	E-470 Public Highway Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 1.050%	1.147%	9/1/21	4,000	4,003
	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	34,000	31,204
[5]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	534
[5]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/25	650	795
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/21	250	262
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/23	395	447
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	301
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	431
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	607
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	634
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	5.000%	12/15/21	3,000	3,159
[5]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	851
[5]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	1,028
[5]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,212
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,350	14,613
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	4.000%	12/1/20	1,055	1,058
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/22	1,250	1,361
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.000%	7/15/21	3,460	3,463
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.000%	7/15/22	320	320
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.125%	1/15/23	2,835	2,838
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.125%	7/15/23	2,420	2,423
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.250%	7/15/24	180	180
	Regional Transportation District COP	5.000%	6/1/22	7,490	8,028
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,967
	Regional Transportation District COP	5.000%	6/1/26	1,700	2,097
	Regional Transportation District COP	5.000%	6/1/27	3,835	4,450

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regional Transportation District COP	5.000%	6/1/27	8,815	11,142
[3,5,7]	Regional Transportation District of Colorado COP TOB VRDO	0.270%	11/5/20	8,000	8,000
	University of Colorado College & University Revenue	5.000%	6/1/21	245	252
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,100	25,408
	University of Colorado College & University Revenue, ETM	5.000%	6/1/21	755	776
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	20,000	20,674
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/21	150	157
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/22	105	114
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	219
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	151
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	216
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	239
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	257
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	301
					524,524
Connecticut (2.2%)
[5]	Bridgeport CT GO	5.000%	8/15/22	5,635	6,062
[5]	Bridgeport CT GO	5.000%	8/15/22	3,065	3,297
[5]	Bridgeport CT GO	5.000%	8/15/23	750	836
[5]	Bridgeport CT GO	5.000%	8/15/23	5,425	6,047
[5]	Bridgeport CT GO, ETM	5.000%	8/15/22	3,950	4,280
[5]	Bridgeport CT GO, ETM	5.000%	8/15/23	2,035	2,295
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	4.000%	5/1/22	100	106
	Connecticut GO	5.000%	12/15/20	5,865	5,897
	Connecticut GO	5.000%	3/15/21	7,110	7,233
	Connecticut GO	5.000%	4/15/21	6,040	6,168
	Connecticut GO	3.000%	6/1/21	525	533
	Connecticut GO	5.000%	11/1/21	530	555
	Connecticut GO	5.000%	11/15/21	7,350	7,707
	Connecticut GO	5.000%	3/15/22	9,620	10,238
	Connecticut GO	5.000%	4/15/22	4,275	4,565
	Connecticut GO	5.000%	5/15/22	1,500	1,538
	Connecticut GO	3.000%	6/1/22	550	573
	Connecticut GO	5.000%	7/15/22	140	151
	Connecticut GO	5.000%	8/15/22	165	179
	Connecticut GO	5.000%	10/15/22	5,245	5,724
	Connecticut GO	5.000%	11/15/22	12,685	13,882
	Connecticut GO	5.000%	4/15/23	3,375	3,601
	Connecticut GO	3.000%	6/1/23	325	347
	Connecticut GO	4.000%	6/1/23	215	235
	Connecticut GO	5.000%	9/15/23	800	869
	Connecticut GO	5.000%	12/15/23	125	143
	Connecticut GO	5.000%	5/15/24	4,715	5,458
	Connecticut GO	3.000%	6/1/24	530	577
	Connecticut GO	4.000%	6/1/24	275	309
	Connecticut GO	5.000%	6/1/24	5,115	5,487
	Connecticut GO	5.000%	8/15/24	7,955	9,294
	Connecticut GO	5.000%	9/15/24	1,700	1,992
	Connecticut GO	5.000%	9/15/24	3,895	4,565
	Connecticut GO	5.000%	10/15/24	18,395	20,864
	Connecticut GO	5.000%	2/15/25	2,905	3,454
	Connecticut GO	5.000%	3/15/25	3,215	3,833
	Connecticut GO	5.000%	4/15/25	7,075	8,459
	Connecticut GO	5.000%	4/15/25	1,000	1,196
	Connecticut GO	5.000%	5/15/25	10,000	11,990
	Connecticut GO	4.000%	6/1/25	500	575
	Connecticut GO	5.000%	9/15/25	5,345	6,480
	Connecticut GO	5.000%	10/15/25	2,115	2,571
	Connecticut GO	5.000%	10/15/25	3,420	3,873
	Connecticut GO	5.000%	11/1/25	2,050	2,143
	Connecticut GO	5.000%	2/15/26	3,000	3,672
	Connecticut GO	5.000%	4/15/26	5,000	5,323
	Connecticut GO	4.000%	5/15/26	1,175	1,373
	Connecticut GO	5.000%	5/15/26	3,690	4,546
	Connecticut GO	3.000%	6/1/26	5,000	5,580
	Connecticut GO	4.000%	6/1/26	1,075	1,257
	Connecticut GO	5.000%	8/15/26	100	124
	Connecticut GO	5.000%	10/15/26	6,825	7,693
	Connecticut GO	5.000%	10/15/26	4,140	4,492

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	11/1/26	3,000	3,131
	Connecticut GO	5.000%	11/15/26	1,000	1,209
	Connecticut GO	5.000%	3/1/27	355	390
	Connecticut GO	4.000%	5/15/27	100	116
	Connecticut GO	3.000%	6/1/27	5,000	5,600
	Connecticut GO	4.000%	6/1/27	1,000	1,183
	Connecticut GO	4.000%	6/15/27	175	207
	Connecticut GO	5.000%	8/15/27	150	185
	Connecticut GO	5.000%	11/15/27	1,000	1,203
	Connecticut GO	4.000%	10/15/28	2,010	2,113
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	2,990	3,117
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	1,135	1,164
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	710	733
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	5,060	5,295
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	5,265	5,546
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	7,030	7,579
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	5,370	6,100
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	6,260	6,813
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.500%	11/15/20	1,155	1,155
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.375%	11/15/21	11,830	11,826
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.600%	11/15/21	7,075	7,086
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	1,500	1,501
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/15/23	18,570	18,533
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.140%	11/5/20	8,430	8,430
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/21	11,340	11,780
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	425	455
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	840	936
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	3,500	3,966
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	510	589
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	3,265	3,818
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	12/1/24	10,320	10,828
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	2,035	2,235
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	598
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	6,000	7,011
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,984
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	9,103
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,355	1,671
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	135	148
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	3,440	4,334
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,236
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	178
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	975	1,004
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	775	798
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/21	2,080	2,173
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	796
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,310	1,409
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	810	869
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,135	2,322
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,000	1,058
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,010	2,227
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,550	1,730
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,595
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	289
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,252
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	596
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,561
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,810
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.800%	2/9/21	23,640	23,735
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.800%	2/9/21	16,875	16,943
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.050%	7/12/21	13,500	13,664
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	5,050	5,154
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	730	745
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,250	1,276
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	14,805	15,072
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	15,195	15,469
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	28,250	30,478
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	17,665	19,500
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	25,935	26,338
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	10,000	10,053

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	28,825	30,952
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,290	2,350
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	3,104
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,850	2,026
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,260	2,550
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,149
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,000	5,788
[7]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	325	326
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,226
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,256
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	14,253
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	11,000	12,914
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	9,000	11,151
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	134
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	139
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	144
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	149
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	306
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	525	653
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/20	100	100
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	140	145
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	175	182
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	115	123
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	273
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	260	287
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	276
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	155	176
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	283
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	186
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	203
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	294
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	294
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/27	200	233
	Greater New Haven Water Pollution Control Authority Sewer Revenue	5.000%	8/15/22	410	444
	Metropolitan District GO	5.000%	7/15/23	525	586
	Metropolitan District GO	5.000%	7/15/25	900	1,074
	Metropolitan District GO	5.000%	7/15/25	3,000	3,579
	Metropolitan District GO	5.000%	7/15/26	2,000	2,448
[5]	New Haven CT GO, ETM	5.000%	8/15/21	1,575	1,634
	University of Connecticut College & University Revenue	5.000%	2/15/22	10,250	10,842
	University of Connecticut College & University Revenue	5.000%	2/15/22	2,940	3,110
	University of Connecticut College & University Revenue	5.000%	2/15/24	1,240	1,256
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,213
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,825	2,213
	University of Connecticut College & University Revenue	5.000%	2/15/26	1,090	1,281
					705,547
Delaware (0.1%)
	Delaware GO	3.000%	8/1/26	2,265	2,419
	Delaware GO, ETM	5.000%	7/1/21	1,045	1,077
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/21	250	252
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/21	2,315	2,332
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/22	345	364
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/22	3,000	3,162
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,770
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	451
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	811
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	948
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/21	550	568
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	3,425	3,851
	New Castle County DE GO	5.000%	10/1/21	7,575	7,905
	University of Delaware College & University Revenue	5.000%	11/1/20	725	725
	University of Delaware College & University Revenue	5.000%	11/1/21	800	838
	University of Delaware College & University Revenue	5.000%	11/1/22	1,105	1,208
	University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,276
	University of Delaware College & University Revenue	5.000%	11/1/24	1,115	1,318
	University of Delaware College & University Revenue	5.000%	11/1/25	2,585	3,164
[1]	Wilmington DE GO	5.000%	1/1/26	2,295	2,815
[1]	Wilmington DE GO	5.000%	1/1/27	420	530

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wilmington DE GO	4.000%	1/1/28	1,270	1,548
					41,332
District of Columbia (0.2%)
	District of Columbia Appropriations Revenue	5.000%	12/1/27	2,295	2,932
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	256
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	695
	District of Columbia College & University Revenue	4.000%	10/1/21	390	389
	District of Columbia College & University Revenue, ETM	5.000%	4/1/21	930	948
	District of Columbia College & University Revenue, ETM	5.000%	4/1/22	1,420	1,513
	District of Columbia College & University Revenue, ETM	5.000%	4/1/23	2,300	2,552
	District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,304
	District of Columbia GO	5.000%	6/1/21	825	848
	District of Columbia Government Fund/Grant Revenue	5.250%	12/1/22	5,345	5,365
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,840	1,974
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,390	1,555
	District of Columbia Income Tax Revenue	5.000%	12/1/28	3,810	4,164
[3]	District of Columbia Miscellaneous Revenue VRDO	0.120%	11/5/20	16,545	16,545
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/21	1,100	1,121
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/22	1,885	2,009
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/23	2,015	2,239
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	4,090	4,236
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/21	625	652
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,450	3,743
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	815	921
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,635
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,247
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/21	2,575	2,634
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/22	3,500	3,667
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,212
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	3,325	4,140
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	5,110	6,505
					77,001
Florida (3.9%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	385	403
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	380
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,000	1,097
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,410
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	169
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,802
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,673
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,000	9,671
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,920
	Board of Governors State University System of Florida College & University Revenue	5.000%	7/1/22	2,080	2,235
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	1,550	1,577
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,050	1,113
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,158
	Brevard County School District COP	5.000%	7/1/22	9,955	10,728
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/21	760	792
[3,7]	Broward County FL Airport System Revenue TOB VRDO	0.160%	11/5/20	62,695	62,695
	Broward County FL School District COP	5.000%	7/1/23	5,535	6,180
	Broward County FL School District COP	5.000%	7/1/23	450	502
	Broward County FL School District COP	5.000%	7/1/24	400	464
	Broward County FL School District COP	5.000%	7/1/24	6,765	7,841
	Broward County FL School District COP	5.000%	7/1/25	12,730	15,232
	Broward County FL School District COP	5.000%	7/1/25	400	479
	Broward County FL School District COP	5.000%	7/1/26	475	583
	Broward County FL School District COP	5.000%	7/1/27	1,055	1,325
	Broward County FL School District COP	5.000%	7/1/27	175	187
[5]	Cape Coral FL Water & Sewer	2.125%	9/1/22	1,115	1,144
[5]	Cape Coral FL Water & Sewer	2.250%	9/1/23	1,005	1,049
[5]	Cape Coral FL Water & Sewer	2.500%	9/1/24	1,375	1,468
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/23	955	1,082
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,120	1,319
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	600	661
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	3,237
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	435	459
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	30,260	31,776
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	5,490	5,892

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	13,302
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	459
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	436
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/25	1,300	1,585
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/26	1,185	1,481
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	237
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	464
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	130
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	464
	Duval County Public Schools COP	5.000%	7/1/21	1,020	1,051
	Duval County Public Schools COP	5.000%	7/1/22	1,030	1,108
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/21	240	249
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/22	325	353
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/23	275	310
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/22	200	212
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/23	100	110
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	424
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	482
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	486
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	433
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,663
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	990	1,227
	Florida Department of Management Services COP	5.000%	11/1/25	24,910	30,273
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/21	4,195	4,326
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	11,851
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	4/1/22	350	369
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	4/1/24	500	564
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/15/24	215	233
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/15/25	220	243
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	4/1/26	285	338
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	6/15/26	390	457
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	4/1/27	300	362
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	6/15/27	390	463
	Florida GO	5.000%	6/1/24	9,210	9,467
	Florida GO	5.000%	6/1/24	5,750	6,714
	Florida GO	5.000%	6/1/25	10,000	10,273
	Florida GO	5.000%	7/1/25	1,000	1,031
	Florida GO	4.000%	6/1/26	4,080	4,318
	Florida GO	5.000%	6/1/26	3,220	4,021
[5]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/21	375	388
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	575	626
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	340
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	826
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	1,160	1,360
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	946
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	912
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,250
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	750	932
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	558
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	599
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/21	225	230
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/23	310	330
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	1,066
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	611
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,934
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,081
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	4.000%	3/1/21	150	151
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	4.000%	3/1/22	115	117
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/23	185	195
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	123
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	273
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	304
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,555
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,642
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,729
	Florida Higher Educational Facilities Financial Authority College & University Revenue, Prere.	5.000%	4/1/22	7,000	7,454

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,750	3,068
	Florida Lottery Revenue	4.000%	7/1/25	5,045	5,354
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	7,265	7,567
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	1,015	1,057
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	8,520	9,260
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	1,750	1,902
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	9,000	10,185
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,160	5,062
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,755	7,192
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,340	2,896
	Florida Municipal Power Agency Electric Power & Light Revenue (St. Lucie Project)	5.000%	10/1/26	1,650	1,787
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,660	3,310
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,600	3,224
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	2,350	2,991
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	1,485	1,886
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	2,680	3,041
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	3,035	3,581
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.110%	11/2/20	55,910	55,910
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.120%	11/4/20	21,210	21,210
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	575	624
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	1,099
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	2,390	2,447
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	350	358
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,125	1,198
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	775	853
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,269
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	2,215
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	2,685	3,127
[5]	Hernando County School District COP	5.000%	7/1/25	1,250	1,503
[2]	Herons Glen Recreation District	2.500%	5/1/21	230	232
[2]	Herons Glen Recreation District	2.500%	5/1/23	230	239
[2]	Herons Glen Recreation District	2.500%	5/1/25	175	185
[2]	Herons Glen Recreation District	2.500%	5/1/26	200	213
[2]	Herons Glen Recreation District	2.500%	5/1/27	250	264
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/21	8,855	9,243
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,748
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/22	9,700	10,453
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/23	8,700	9,726
	Hillsborough County School Board COP	5.000%	7/1/22	815	878
	Hillsborough County School Board COP	5.000%	7/1/23	890	995
	Hillsborough County School Board COP	5.000%	7/1/24	975	1,132
[5]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/21	1,835	1,912
[5]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/22	1,720	1,870
	Hollywood Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,284
	Hollywood Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,041
[3,4,7]	Jacksonville FL Electric System Revenue PUT TOB, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	11/6/20	45,280	45,280
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	810	810
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	735	766
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	770	832
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,690	1,883
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,844
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	2,022
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,977
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,213
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,907
	Jacksonville FL Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/5/20	23,930	23,930
[3,7]	Jacksonville FL Housing Finance Authority Revenue (Millennia Project Series 2018A) TOB VRDO	0.720%	11/5/20	17,500	17,500
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/21	1,975	2,061
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/21	760	793
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,660	1,810
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,055	1,150
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	115	135
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,635	1,771
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,120	1,397
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	2,740	3,428
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	10,309
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	341
	Jacksonville FL Miscellaneous Revenue, Prere.	5.000%	10/1/21	3,010	3,139
	Jacksonville FL Miscellaneous Revenue, Prere.	5.000%	10/1/21	2,935	3,061

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,260	1,364
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	2,690	2,913
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23	260	293
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,708
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	280	303
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,909
[5]	Jacksonville FL Sales Tax Revenue	5.000%	10/1/26	1,250	1,356
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	5,098
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/27	1,500	1,623
	Jacksonville FL Sales Tax Revenue Prere.	5.000%	10/1/22	8,425	9,179
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/21	250	260
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/22	100	108
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,500	1,900
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,405	1,780
[3,7]	JEA Electric System Electric Power & Light Revenue VRDO	0.270%	11/5/20	4,365	4,365
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/24	4,000	4,720
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	33,303
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	515	573
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	1,710	1,902
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	2,280	2,536
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,702
	JEA Water & Sewer System Water Revenue	5.000%	10/1/24	2,750	3,244
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	2,500	3,056
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	4,130	5,048
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,485	1,618
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/22	200	218
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/24	300	355
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	462
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	709
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,750	1,751
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	665	666
[5]	Lake County School Board COP	5.000%	6/1/24	200	231
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/22	5,040	5,493
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	365	381
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	543
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,409
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	2,328
	Lee County School Board COP	5.000%	8/1/21	2,005	2,075
	Lee County School Board COP	5.000%	8/1/27	6,495	8,228
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	4,137
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,244
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	21,000	24,219
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,135
[5]	Manatee County School District Sales Tax Revenue	5.000%	10/1/21	1,050	1,096
[5]	Manatee County School District Sales Tax Revenue	5.000%	10/1/22	1,500	1,617
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/20	875	876
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	2,720	2,852
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	1,575	1,725
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	570
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/21	1,125	1,157
	Miami Beach FL Miscellaneous Taxes Revenue	4.000%	9/1/22	1,025	1,070
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,946
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	1,035	1,124
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	1,000	1,132
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/24	1,420	1,672
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	1,690	2,062
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/21	350	364
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/22	305	331
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/23	375	424
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	964
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	400	401
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	150	157
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	1,113
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,350	1,549
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	895	972
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	1,056
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	1,037
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,488
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,674

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,614
[5,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/21	1,060	1,067
[5,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/22	1,115	1,169
[5,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,794
[5,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	3,049
[5,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,652
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/21	3,290	3,382
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/21	1,000	1,028
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,265	1,353
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	1,170	1,301
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	150	173
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,634
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	1,066
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,662
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,272
[2]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	341
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	6,007
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	349
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,065
[5]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/21	1,445	1,450
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,224
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	335
	Miami-Dade County FL GO	5.000%	7/1/21	940	969
	Miami-Dade County FL GO	5.000%	7/1/24	3,200	3,740
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/22	1,155	1,219
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,270	2,527
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,519
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	920
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	226
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/26	3,660	4,510
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	1,285	1,388
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	1,000	1,079
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	3,880	4,739
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,300	1,341
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,135	3,367
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,115
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,920	2,135
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	4.500%	6/1/21	840	839
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/22	985	988
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,014
	Miami-Dade County IDA Resource Recovery Revenue PUT	0.450%	11/1/21	5,000	5,000
	Miami-Dade County School Board Ad Valorem Property Tax Revenue	3.000%	2/25/21	20,000	20,173
	Miami-Dade County School Board COP	5.000%	2/1/23	11,765	12,959
	Miami-Dade County School Board COP	5.000%	2/1/25	635	755
	Miami-Dade County School Board COP	5.000%	5/1/25	155	186
	Miami-Dade County School Board COP	5.000%	2/1/26	4,130	5,024
	Miami-Dade County School Board COP	5.000%	8/1/26	10,825	13,329
	Miami-Dade County School Board COP	5.000%	5/1/27	13,830	16,425
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.000%	10/1/23	435	486
[3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.110%	11/5/20	60,680	60,680
[5]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/21	500	521
[5]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22	485	527
[5]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	625	706
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	1,535	1,545
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,115	2,282
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,242
	Okeechobee County FL Resource Recovery Revenue PUT	1.550%	7/1/21	1,100	1,108
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/21	560	580
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,575	5,387
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	4,000	4,159
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	7,000	7,580
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	9,860	11,103
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	564
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	7,000
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	4.000%	4/1/22	1,000	1,051
	Orlando FL Appropriations Revenue	5.000%	10/1/22	4,200	4,582
	Orlando FL Appropriations Revenue	5.000%	10/1/22	1,040	1,135
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,500	1,626
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/23	2,260	2,543

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/24	1,010	1,177
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/25	1,630	1,960
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	1,100	1,354
[5]	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/25	1,260	1,411
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/21	150	155
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	165	176
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	221
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	193
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	182
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	320
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	300
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	593
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	683
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	724
[5]	Palm Bay FL GO	5.000%	7/1/21	830	856
[5]	Palm Bay FL GO	5.000%	7/1/22	870	939
[5]	Palm Bay FL GO	5.000%	7/1/23	915	1,028
[5]	Palm Bay FL GO	5.000%	7/1/24	1,920	2,239
[5]	Palm Bay FL GO	5.000%	7/1/25	2,015	2,431
	Palm Beach County FL Appropriations Revenue	5.000%	6/1/25	1,000	1,073
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,635	5,952
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	560
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	1,515	1,514
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	419
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	557
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20	1,500	1,500
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	1,330	1,383
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/20	900	903
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/21	1,165	1,223
	Palm Beach County School District COP	5.000%	8/1/21	1,705	1,765
	Palm Beach County School District COP	5.000%	8/1/21	1,845	1,909
	Palm Beach County School District COP	5.000%	8/1/22	2,000	2,163
	Palm Beach County School District COP	5.000%	8/1/22	750	811
	Palm Beach County School District COP	5.000%	8/1/23	1,885	2,118
	Palm Beach County School District COP	5.000%	8/1/23	1,500	1,685
	Palm Beach County School District COP	5.000%	8/1/23	2,025	2,275
	Palm Beach County School District COP	5.000%	8/1/24	13,680	15,971
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,868
	Palm Beach County School District COP	5.000%	8/1/25	2,000	2,418
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	2,073
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,223
[2]	Pasco County School Board COP	5.000%	8/1/23	145	163
[2]	Pasco County School Board COP	5.000%	8/1/24	200	232
	Pasco County School Board COP	5.000%	8/1/25	1,885	2,252
[2]	Pasco County School Board COP	5.000%	8/1/25	250	300
[5]	Pasco County School Board COP	5.000%	8/1/27	375	471
[4]	Pasco County School Board COP PUT, SIFMA Municipal Swap Index Yield + 0.750%	0.870%	8/2/23	7,600	7,603
	Polk County School District COP	5.000%	1/1/22	200	211
	Polk County School District COP	5.000%	1/1/24	1,000	1,136
	Polk County School District COP	5.000%	1/1/25	5,700	6,712
	Polk County School District COP	5.000%	1/1/26	2,500	3,038
	Polk County School District COP	5.000%	1/1/27	2,750	3,420
	Port St. Lucie FL	1.500%	7/1/21	1,000	1,007
	Port St. Lucie FL	1.750%	7/1/22	1,265	1,291
	Port St. Lucie FL	2.000%	7/1/23	2,245	2,328
	Port St. Lucie FL	2.000%	7/1/24	1,580	1,662
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/21	240	247
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/22	925	1,002
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/23	580	654
	Reedy Creek Improvement District GO	5.000%	6/1/21	730	750
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,695	1,821
	Reedy Creek Improvement District GO	5.000%	6/1/23	1,250	1,396
	Reedy Creek Improvement District GO	5.000%	6/1/24	2,530	2,938
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/21	1,530	1,597
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/21	1,760	1,767
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/22	1,340	1,379
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/23	1,865	1,962

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,178
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	1,037
	South Florida Water Management District COP	5.000%	10/1/21	1,765	1,840
	South Florida Water Management District COP	5.000%	10/1/22	2,100	2,287
	South Florida Water Management District COP	5.000%	10/1/23	3,080	3,492
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,250	1,293
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,120	1,207
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,200	2,464
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/21	3,025	3,116
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/23	1,535	1,720
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	2,131
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,748
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/21	2,090	2,172
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/21	1,500	1,559
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/23	475	540
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	525	621
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,100	1,346
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,535	1,652
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	583
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,675	1,856
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	354
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	250	302
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	308
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	679
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,284
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,275
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,395
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/22	3,510	3,762
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/21	1,485	1,521
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/23	830	931
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	794
[2]	Volusia County School Board COP	5.000%	8/1/21	525	543
[2]	Volusia County School Board COP	5.000%	8/1/22	840	908
					1,279,450
Georgia (2.6%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/22	375	400
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/24	575	658
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	765
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	817
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	867
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,812
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	4,800	4,948
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	2,505	2,851
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,805	2,041
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/21	750	756
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.750%	1/1/23	7,000	7,062
[3,5,7]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB VRDO	0.160%	11/5/20	5,000	5,000
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/20	1,000	1,003
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/21	1,150	1,196
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22	1,000	1,075
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,193
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	1,029
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	2,645	2,896
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	3,006
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/22	12,295	13,388
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/23	7,800	8,814
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	9,610
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	10,442
	Bartow County Development Authority Electric Power & Light Revenue (GA Power Co. Pilot Bowen Project) PUT	2.050%	11/19/21	2,650	2,690
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	500	532
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	635	701
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	753
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	1,011
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/23	400	440
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	275	315
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	953
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/23	100	112
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/24	70	82

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/26	195	244
	Burke County Development Authority Electric Power & Light Revenue (GA Power Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	15,097
	Burke County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,600	1,624
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,210
	Burke County Development Authority Industrial Revenue PUT	2.500%	5/3/21	28,470	28,740
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	310
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	506
	Cherokee County Board of Education GO	5.000%	2/1/21	400	405
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	511
[1]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	525	552
[1]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	545
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	210	232
[1]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	450	508
[1]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	625	728
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	255	302
[1]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,250	1,495
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	360	437
[1]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	548
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	400	495
[1]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	545
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	500	531
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	400	442
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	573
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/26	840	1,046
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	27,090	32,551
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/21	400	412
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	835	931
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	995
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/23	1,015	1,110
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,130
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	641
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,890	1,958
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	6,685	7,124
	Douglas County GA GO	5.000%	4/1/22	800	854
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,285	1,596
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,250	2,554
[3,7]	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.220%	11/5/20	6,080	6,080
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	2,092
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	405	430
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	345	381
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	573
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/21	1,925	1,933
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,335	1,368
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	1,990	2,066
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,292
[7]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	825	794
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,110	3,294
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,845
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/21	1,000	1,012
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/21	700	709
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/22	560	591
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/23	500	549
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/26	1,250	1,513
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/27	1,250	1,547
	Gainesville School District GO	5.000%	11/1/27	565	730
	Georgia GO	5.000%	7/1/24	6,000	7,038
	Georgia GO	5.000%	2/1/26	5,755	6,369
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	910	948
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,401
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	4,517

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	828
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	4,568
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,385	1,509
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/23	1,715	1,720
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Project No. 1)	5.250%	1/1/21	500	504
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/21	600	604
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/21	5,550	5,590
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	10,075	10,603
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	545	574
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	1,770	1,859
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	430	472
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	493
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	2,705	2,960
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	956
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	944
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,485	1,687
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	900	1,059
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	505	593
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	2,066
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,315	1,587
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,419
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,000	1,232
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,400	1,755
[1]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/22	605	635
[1]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	725	793
[1]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	795	903
[1]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	615	722
[1]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	630	760
[1]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/27	1,760	2,169
[1]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	2,870	3,598
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/21	4,985	5,021
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.250%	1/1/21	175	176
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/22	3,710	3,904
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/23	3,865	4,238
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,882
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	175	191
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	283
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	428
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	500
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	720
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	500	604
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	810
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	679
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	7,305	7,358
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	2,665	2,684
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	2,150	2,166
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	9,300	9,787
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	2,980	3,267
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	4,785	5,246
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	4,266
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,618
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	160	187
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,525	1,590
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,060	1,154
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio IV Project)	5.000%	10/1/22	4,825	5,253
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/21	16,500	16,958
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/21	5,125	5,267
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/22	660	706
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/23	540	600
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	575	663
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	644
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,500	2,575
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,673
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	3,016
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	4/1/22	375	393
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	370	409
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	608
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	14,916
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/26	11,940	15,007

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jackson County GA School District GO	5.000%	3/1/26	1,000	1,240
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	300	319
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	325	359
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	516
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	207
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/21	3,545	3,600
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/21	1,625	1,692
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	500	532
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/22	500	539
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/22	2,330	2,533
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	827
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	559
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/23	7,095	8,035
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,138
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	945	1,094
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	10,366
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	2,500	2,920
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,984
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,120	2,585
[3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	114,260	124,564
[3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	549
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	42,515	48,207
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	62,215	71,772
[3,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	0.930%	12/1/23	29,000	29,019
[3,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.690%	12/1/23	5,085	5,098
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/26	1,710	2,135
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/27	2,500	3,194
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,649
	Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,793
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/24	1,060	1,250
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	2,000	2,446
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,500	9,174
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/26	1,220	1,534
	Private Colleges & Universities Authority College & University Revenue Corp. of Mercer University	5.250%	10/1/27	2,650	2,730
[4]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.540%	8/16/22	25,500	25,477
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/21	1,000	1,007
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/22	1,200	1,261
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/23	1,435	1,569
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,172
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	350	410
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/26	4,930	5,849
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/27	3,000	3,623
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/28	1,500	1,839
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/21	1,550	1,600
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/22	1,000	1,072
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/23	1,080	1,200
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,711
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/23	325	364
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/24	300	348
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/25	600	717
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/26	300	367
	White County Development Authority College & University Revenue	5.000%	10/1/29	1,000	1,026
					838,152
Guam (0.1%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	355	371
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,100	1,148
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/21	1,390	1,427
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	425
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	1,750	1,920
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	625	686
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,245
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	555	628
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	566

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,546
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	1,077
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	582
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	1,148
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	4,530	5,145
	Guam Income Tax Revenue	5.000%	12/1/26	750	863
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/20	2,845	2,848
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/21	1,700	1,752
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/22	815	842
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	2,185	2,312
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/23	3,300	3,410
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	1,990
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/25	3,425	3,540
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,691
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/27	1,435	1,483
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,099
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,428
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,130
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,719
					46,021
Hawaii (0.5%)
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	5/28/21	3,990	3,990
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	5/28/21	2,050	2,050
	Hawaii GO	5.000%	8/1/21	7,630	7,898
	Hawaii GO	5.000%	8/1/21	7,260	7,515
	Hawaii GO	5.000%	1/1/24	2,870	3,289
	Hawaii GO	5.000%	4/1/24	13,610	15,752
	Hawaii GO	4.000%	5/1/24	3,985	4,489
	Hawaii GO	5.000%	5/1/24	13,040	15,141
	Hawaii GO	5.000%	8/1/24	7,445	8,396
	Hawaii GO	5.000%	10/1/24	6,580	7,763
	Hawaii GO	5.000%	8/1/25	2,235	2,516
	Hawaii GO	5.000%	1/1/26	3,295	4,030
	Hawaii GO	5.000%	8/1/28	7,000	7,861
	Hawaii GO	5.000%	8/1/29	6,000	6,731
	Hawaii GO, Prere.	5.000%	8/1/23	1,275	1,434
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,975	6,690
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	9,465
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,225	10,286
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	9,424
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	7,740
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	3,725	4,131
	Honolulu HI City & County GO	5.000%	9/1/24	2,925	3,446
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	2,217
	Honolulu HI City & County GO	5.000%	7/1/26	1,000	1,250
	Honolulu HI City & County GO	5.000%	7/1/27	1,750	2,244
	Honolulu HI City & County GO	5.000%	9/1/27	120	155
	Honolulu HI City & County GO, Prere.	5.000%	8/1/21	3,150	3,262
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/23	1,500	1,592
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/25	1,615	1,881
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/26	1,000	1,191
					163,829
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/22	525	562
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/23	675	746
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/24	650	742
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	793
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	5,000	5,018
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,000	2,097
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,780	3,040
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	5,026
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,098
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,538
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	4,355	5,128
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	1,113
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.230%	2/1/21	3,000	3,000
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	2,820	3,148

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,075	2,404
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/23	900	1,019
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/24	850	1,000
	Kootenai County School District No. 271 Coeur d'Alene GO	5.000%	9/15/26	3,110	3,882
[2]	University of Idaho College & University Revenue	5.000%	4/1/24	160	183
[2]	University of Idaho College & University Revenue	5.000%	4/1/25	335	396
[2]	University of Idaho College & University Revenue	5.000%	4/1/26	555	676
[2]	University of Idaho College & University Revenue	5.000%	4/1/27	450	559
					43,168
Illinois (6.8%)
[5]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/22	500	524
[5]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	556
[5]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	633
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/23	200	197
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	191
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	232
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	768
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	381
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	615	724
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	354
	Chicago Board of Education GO	5.000%	12/1/20	2,310	2,316
	Chicago Board of Education GO	5.000%	12/1/20	7,825	7,848
[8]	Chicago Board of Education GO	5.250%	12/1/20	1,750	1,756
	Chicago Board of Education GO	0.000%	12/1/21	605	591
	Chicago Board of Education GO	5.000%	12/1/21	3,395	3,505
	Chicago Board of Education GO	5.000%	12/1/21	1,635	1,639
	Chicago Board of Education GO	5.000%	12/1/21	13,860	14,308
	Chicago Board of Education GO	0.000%	12/1/22	535	510
[8,9]	Chicago Board of Education GO	0.000%	12/1/22	3,855	3,737
	Chicago Board of Education GO	5.000%	12/1/22	3,000	3,167
	Chicago Board of Education GO	5.000%	12/1/22	535	565
	Chicago Board of Education GO	5.000%	12/1/22	7,000	7,389
	Chicago Board of Education GO	5.000%	12/1/22	2,415	2,549
	Chicago Board of Education GO	5.000%	12/1/22	790	834
	Chicago Board of Education GO	0.000%	12/1/23	4,500	4,179
	Chicago Board of Education GO	5.000%	12/1/23	2,950	3,170
	Chicago Board of Education GO	5.000%	12/1/23	9,590	10,320
	Chicago Board of Education GO	5.000%	12/1/23	835	899
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,168
[10]	Chicago Board of Education GO	5.500%	12/1/23	100	108
	Chicago Board of Education GO	0.000%	12/1/24	1,395	1,261
	Chicago Board of Education GO	0.000%	12/1/24	1,570	1,419
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,092
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,335
	Chicago Board of Education GO	5.000%	12/1/24	10,000	10,916
[5]	Chicago Board of Education GO	5.000%	12/1/24	5,700	6,559
	Chicago Board of Education GO	5.000%	12/1/24	9,500	10,370
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,255
	Chicago Board of Education GO	0.000%	12/1/25	2,750	2,411
	Chicago Board of Education GO	0.000%	12/1/25	3,120	2,735
[5]	Chicago Board of Education GO	5.000%	12/1/25	4,500	5,323
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,768
[10]	Chicago Board of Education GO	5.500%	12/1/25	125	141
	Chicago Board of Education GO	0.000%	12/1/26	14,705	12,179
	Chicago Board of Education GO	0.000%	12/1/26	300	253
[8]	Chicago Board of Education GO	0.000%	12/1/26	95	80
	Chicago Board of Education GO	5.000%	12/1/26	2,945	3,288
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,372
[8,11]	Chicago Board of Education GO	5.500%	12/1/26	385	453
	Chicago Board of Education GO	7.000%	12/1/26	10,000	12,120
	Chicago Board of Education GO	4.000%	12/1/27	5,000	5,278
	Chicago Board of Education GO	5.000%	12/1/27	1,635	1,829
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	1,710	1,854
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,628
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	5,008
	Chicago IL GO	5.000%	1/1/21	700	703
	Chicago IL GO	5.000%	12/1/21	1,195	1,197
	Chicago IL GO	0.000%	1/1/22	1,350	1,302
	Chicago IL GO	5.000%	1/1/22	5,295	5,432

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/22	200	205
	Chicago IL GO	4.000%	1/1/23	100	101
	Chicago IL GO	5.000%	1/1/23	12,860	13,329
	Chicago IL GO	5.000%	1/1/23	250	259
	Chicago IL GO	5.000%	1/1/23	770	798
	Chicago IL GO	0.000%	1/1/24	1,000	925
	Chicago IL GO	5.000%	1/1/24	5,675	5,938
	Chicago IL GO	5.000%	1/1/24	250	262
	Chicago IL GO	5.000%	1/1/24	2,450	2,494
	Chicago IL GO	5.000%	1/1/24	300	314
	Chicago IL GO	5.000%	1/1/25	12,420	13,070
	Chicago IL GO	5.000%	1/1/25	3,100	3,262
	Chicago IL GO	5.000%	1/1/25	450	457
	Chicago IL GO	0.000%	1/1/26	300	252
	Chicago IL GO	5.000%	1/1/26	160	168
	Chicago IL GO	5.000%	1/1/26	8,300	8,776
	Chicago IL GO	5.000%	1/1/26	2,000	2,031
	Chicago IL GO	5.000%	1/1/26	425	443
	Chicago IL GO	5.000%	1/1/26	2,750	2,888
	Chicago IL GO	5.000%	1/1/27	7,625	8,073
	Chicago IL GO	5.125%	1/1/27	3,155	3,310
	Chicago IL GO	5.250%	1/1/28	1,000	1,040
	Chicago IL GO, ETM	5.000%	1/1/21	145	146
	Chicago IL GO, ETM	5.000%	1/1/21	195	196
	Chicago IL GO, ETM	5.000%	1/1/21	1,685	1,698
	Chicago IL GO, ETM	5.000%	1/1/23	5,640	6,202
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/21	700	701
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,580	1,639
[3,7]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.300%	11/5/20	36,295	36,295
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/21	2,000	2,014
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	2,815	2,954
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,350	2,552
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	1,310	1,422
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,300	2,497
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	2,074
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,265
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	3,036
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,216
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,870	5,658
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,162
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	4,125
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,260	1,398
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,219
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	3,037
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	225	249
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	2,250	2,338
	Chicago IL Waterworks Water Revenue	5.000%	11/1/20	3,500	3,500
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	695	750
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	1,540	1,661
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	500	540
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	3,239
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,991
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,578
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,437
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	14,865
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	1,015	1,101
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,811
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	18,049
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	750	808
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/20	700	700
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/21	2,090	2,097
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/23	2,515	2,807
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,000	1,162
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	75	87
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	136
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	150	151
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	350	366
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	500	543
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	980

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	8,972
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,191
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	4,175	4,203
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	500	503
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	3,650	3,675
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	600	604
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	1,325	1,397
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	1,600	1,677
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	800	839
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	1,440	1,510
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	900	987
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	7,000	7,676
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,100	1,206
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,195	1,310
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,010	1,108
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,930	2,116
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,270	2,489
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,540	2,893
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,674
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,650	2,907
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	5,308
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,575	1,794
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,385	2,716
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	884
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,850	2,026
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	410	484
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	254
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,075	1,265
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,408
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	419
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	150	164
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	132
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	135	162
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	120	148
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	213
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	414
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	149
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,000	1,213
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/28	2,720	3,425
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	9,700	10,229
	Chicago Park District GO	5.000%	1/1/21	2,920	2,937
	Chicago Park District GO	5.000%	1/1/22	125	130
	Chicago Park District GO	5.000%	1/1/22	400	416
	Chicago Park District GO	5.000%	1/1/22	1,000	1,040
	Chicago Park District GO	5.000%	1/1/23	790	823
	Chicago Park District GO	5.000%	1/1/23	500	539
	Chicago Park District GO	5.000%	1/1/23	400	431
	Chicago Park District GO	5.000%	1/1/23	1,265	1,363
	Chicago Park District GO	5.000%	1/1/24	550	612
	Chicago Park District GO	5.000%	11/15/24	680	776
	Chicago Park District GO	5.000%	1/1/25	625	715
	Chicago Park District GO	5.000%	1/1/25	315	349
	Chicago Park District GO	5.000%	1/1/25	300	333
[2]	Chicago Park District GO	5.000%	1/1/25	200	230
	Chicago Park District GO	5.000%	11/15/25	1,430	1,673
	Chicago Park District GO	5.000%	1/1/26	1,000	1,170
	Chicago Park District GO	5.000%	1/1/26	325	338
	Chicago Park District GO	5.000%	1/1/26	535	591
[2]	Chicago Park District GO	5.000%	1/1/26	550	650
	Chicago Park District GO	5.000%	11/15/26	1,500	1,783
	Chicago Park District GO	5.000%	1/1/27	925	1,067
[2]	Chicago Park District GO	5.000%	1/1/27	650	783
[2]	Chicago Park District GO	5.000%	1/1/28	1,000	1,208
	Chicago Park District GO	5.000%	1/1/29	1,200	1,306
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,180	1,209
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,840	1,884
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	3,260	3,475
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	2,500	2,663
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/23	9,205	10,179

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/23	5,000	5,529
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,793
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,430
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/25	2,625	3,100
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/25	4,360	5,149
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,500	1,771
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/26	3,850	4,654
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.000%	12/1/21	9,820	10,323
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	1,280	1,349
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,337
	Cook County IL GO	5.000%	11/15/20	2,125	2,128
	Cook County IL GO	5.000%	11/15/20	500	501
	Cook County IL GO	5.000%	11/15/21	500	521
	Cook County IL GO	5.000%	11/15/22	280	303
	Cook County IL GO	5.250%	11/15/24	5,000	5,222
	Cook County IL GO	5.000%	11/15/25	1,400	1,404
	Cook County IL GO	5.250%	11/15/25	4,500	4,695
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/20	2,475	2,482
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/21	2,575	2,678
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,871
	Elk Grove Village IL GO	3.000%	1/1/23	500	527
	Elk Grove Village IL GO	3.000%	1/1/24	550	591
	Elk Grove Village IL GO	3.000%	1/1/25	560	614
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	2,135
[3]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	0.120%	11/4/20	42,200	42,200
	Illinois Finance Authority College & University Revenue	5.000%	9/1/21	240	245
	Illinois Finance Authority College & University Revenue	5.000%	10/1/21	380	394
	Illinois Finance Authority College & University Revenue	4.000%	2/15/22	845	853
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	400	427
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	1,175	1,287
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,000	1,042
	Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,641
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,389
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	285
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,977
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	891
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	500	551
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,489
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	117
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	300	335
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	797
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	268
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	500	563
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	3,560	3,565
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	1,000	1,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	375	378
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	3,055	3,092
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	750	759
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	1,200	1,220
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	375	383
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	180	184
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,000	2,064
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	5,510	5,698
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	500	517
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	975	1,013
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,100	1,147
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,000	1,045
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	350	367
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	260	255
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	4,000	4,221
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	952
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,600	1,679
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	565	569
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,605	2,766
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	929
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,380	2,547
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,250	1,343
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,000	1,075
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,000	1,072

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,200	1,293
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	700	752
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	375	403
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,585	1,713
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,000	1,088
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,380	5,843
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	546
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	5,000	5,505
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,093
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,400	1,513
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	600	660
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,000	1,118
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,100	1,230
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	750	837
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	562
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	139
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,816
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	640	723
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,746
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	916
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,878
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,395	1,603
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,736
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,913
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	584
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,964
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	701
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,963
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	8,891
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	5,403
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	906
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	147
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,149
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	2,077
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,918
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,158
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	5,193
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	555	679
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	2,213
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/26	1,000	1,034
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,172
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,255
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,758
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	717
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,926
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	500	609
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,000	1,041
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	4/1/21	3,000	3,017
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	21,000	22,988
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,540	1,764
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,625	3,177
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, 70% of 1M USD LIBOR + 1.350%	1.454%	5/1/21	2,500	2,500
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	5/28/21	5,705	5,705
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	17,700	17,700
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/4/20	25,200	25,200
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/5/20	37,625	37,625
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/5/20	20,985	20,985
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/21	700	726
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,000	1,082
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	1,500	1,689
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,120	1,201
	Illinois Finance Authority Lease Revenue	4.000%	12/15/21	2,000	2,080
	Illinois Finance Authority Lease Revenue	4.000%	12/15/22	1,000	1,075
	Illinois Finance Authority Lease Revenue	5.000%	12/15/23	900	1,029
	Illinois Finance Authority Lease Revenue	5.000%	12/15/24	685	813
	Illinois Finance Authority Lease Revenue	5.000%	12/15/25	1,000	1,226
[3,5,7]	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.240%	11/5/20	4,480	4,480

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	11/1/20	93,330	93,330
[5]	Illinois GO	5.000%	1/1/21	8,425	8,451
	Illinois GO	5.000%	1/1/21	375	377
	Illinois GO	5.000%	2/1/21	15,815	15,956
	Illinois GO	5.000%	2/1/21	9,535	9,620
	Illinois GO	5.000%	4/1/21	3,660	3,715
	Illinois GO	5.000%	4/1/21	8,700	8,830
	Illinois GO	4.875%	5/1/21	3,250	3,306
	Illinois GO	5.000%	5/1/21	12,000	12,215
	Illinois GO	5.000%	6/1/21	415	424
	Illinois GO	5.000%	6/1/21	5,000	5,103
	Illinois GO	5.000%	7/1/21	575	588
	Illinois GO	5.000%	8/1/21	2,475	2,540
	Illinois GO	5.000%	10/1/21	13,710	14,137
	Illinois GO	5.000%	10/1/21	7,940	8,188
	Illinois GO	5.000%	11/1/21	34,410	35,188
	Illinois GO	5.000%	12/1/21	8,375	8,676
	Illinois GO	5.000%	1/1/22	100	100
	Illinois GO	5.000%	2/1/22	2,000	2,080
	Illinois GO	5.000%	4/1/22	610	637
	Illinois GO	5.000%	5/1/22	400	418
	Illinois GO	5.125%	5/1/22	3,000	3,143
	Illinois GO	5.000%	6/1/22	100	105
	Illinois GO	5.000%	7/1/22	4,440	4,653
	Illinois GO	5.000%	8/1/22	8,420	8,837
	Illinois GO	5.000%	10/1/22	4,250	4,471
	Illinois GO	5.000%	10/1/22	19,930	20,969
	Illinois GO	5.000%	11/1/22	8,200	8,637
	Illinois GO	5.000%	11/1/22	34,315	35,737
	Illinois GO	5.000%	12/1/22	1,000	1,054
	Illinois GO	5.000%	1/1/23	19,200	20,264
	Illinois GO	4.000%	2/1/23	1,700	1,759
	Illinois GO	5.000%	2/1/23	7,000	7,396
	Illinois GO	5.000%	3/1/23	600	622
	Illinois GO	5.000%	4/1/23	190	201
	Illinois GO	5.250%	5/1/23	1,500	1,601
	Illinois GO	5.000%	8/1/23	490	522
	Illinois GO	5.000%	10/1/23	10,000	10,679
	Illinois GO	5.000%	10/1/23	5,000	5,339
	Illinois GO	5.000%	11/1/23	32,870	34,734
	Illinois GO	5.000%	11/1/23	1,990	2,127
	Illinois GO	5.000%	2/1/24	780	836
	Illinois GO	5.000%	4/1/24	315	338
	Illinois GO	4.000%	5/1/24	175	182
	Illinois GO	5.000%	5/1/24	375	403
	Illinois GO	5.500%	5/1/24	375	409
	Illinois GO	5.000%	6/1/24	2,500	2,692
	Illinois GO	5.000%	8/1/24	6,580	6,874
	Illinois GO	5.000%	10/1/24	265	287
	Illinois GO	5.000%	10/1/24	5,000	5,411
	Illinois GO	5.000%	11/1/24	23,050	24,659
	Illinois GO	5.000%	2/1/25	3,545	3,847
	Illinois GO	5.000%	4/1/25	4,170	4,454
	Illinois GO	5.000%	5/1/25	280	299
	Illinois GO	5.000%	5/1/25	2,500	2,720
	Illinois GO	5.500%	5/1/25	3,000	3,326
	Illinois GO	6.000%	5/1/25	150	169
	Illinois GO	5.000%	8/1/25	3,295	3,417
	Illinois GO	5.000%	11/1/25	28,750	31,003
	Illinois GO	5.000%	1/1/26	1,080	1,177
	Illinois GO	5.000%	2/1/26	3,025	3,198
	Illinois GO	5.000%	2/1/26	3,000	3,266
[5]	Illinois GO	5.000%	3/1/26	1,125	1,168
[5]	Illinois GO	5.000%	4/1/26	1,500	1,602
	Illinois GO	5.000%	5/1/26	6,550	6,933
	Illinois GO	5.500%	5/1/26	8,675	9,666
	Illinois GO	5.000%	11/1/26	30,000	32,404
	Illinois GO	5.000%	11/1/26	2,750	3,006
	Illinois GO	5.000%	1/1/27	1,000	1,079

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	1/1/27	370	378
	Illinois GO	5.000%	4/1/27	2,000	2,106
	Illinois GO	5.000%	5/1/27	3,230	3,403
	Illinois GO	5.000%	11/1/27	3,525	3,823
	Illinois GO	5.000%	1/1/28	590	633
	Illinois GO	5.000%	1/1/28	5,715	5,832
	Illinois GO	4.125%	3/1/28	315	319
	Illinois GO	5.000%	5/1/28	450	472
	Illinois GO	5.000%	10/1/28	15,000	16,511
	Illinois GO	4.000%	1/1/29	215	216
	Illinois GO	4.000%	1/1/30	260	262
	Illinois Health Facilities Authority Health, Hospital, Nursing Home Revenue	1.375%	11/15/22	1,055	1,063
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	11,815	12,955
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.900%	10/1/21	3,000	3,040
[12]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/23	2,875	2,902
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.250%	2/1/21	665	673
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	3,200	3,522
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	13,088
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	18,258
	Illinois Sales Tax Revenue	4.000%	6/15/21	255	255
	Illinois Sales Tax Revenue	4.000%	6/15/21	1,615	1,639
	Illinois Sales Tax Revenue	5.000%	6/15/21	4,380	4,472
	Illinois Sales Tax Revenue	5.000%	6/15/21	3,790	3,870
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,500	2,631
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	84
	Illinois Sales Tax Revenue	5.000%	6/15/23	8,405	9,065
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,165	1,257
	Illinois Sales Tax Revenue	5.000%	6/15/23	410	442
	Illinois Sales Tax Revenue	6.000%	6/15/23	485	536
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,440
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	2,036
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	2,069
[2]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	5,163
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,503
	Illinois Sales Tax Revenue	6.000%	6/15/24	205	234
	Illinois Sales Tax Revenue	3.750%	6/15/25	110	111
	Illinois Sales Tax Revenue	5.000%	6/15/25	3,915	4,206
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	9,878
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,597
[2]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	10,195
	Illinois Sales Tax Revenue	6.000%	6/15/25	375	441
	Illinois Sales Tax Revenue	4.000%	6/15/26	200	202
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,025	4,317
	Illinois Sales Tax Revenue	6.000%	6/15/26	125	150
	Illinois Sales Tax Revenue	6.000%	6/15/27	2,710	3,317
	Illinois Sales Tax Revenue	5.000%	6/15/29	1,000	1,016
	Illinois Sales Tax Revenue	4.250%	6/15/30	350	353
	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/21	1,050	1,068
[5]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,990	4,431
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/21	435	429
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/22	1,405	1,351
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/23	8,945	8,377
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	12,310
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	815	694
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/20	21,625	21,702
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/21	5,175	5,213
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/21	15,000	15,741
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	8,905	9,735
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	3,755	4,115
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,278
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	11,224
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	7,199
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	18,192
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	20,921
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,000	1,218
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	25,743
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	216
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	133
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	946

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	120	128
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	235
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	158
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	265
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	280
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	205
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	421
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	271
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	505
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	255
[5]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,616
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/22	1,375	1,484
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/23	550	615
[1,5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,916
[1,5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	4,312
[1,5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,441
[1,5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,881
	McHenry County Conservation District GO	5.000%	2/1/21	3,000	3,035
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	2,201
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/21	2,510	2,470
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	166
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,282
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	570	525
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,123
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.750%	6/15/26	180	192
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,170	9,630
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	1,575	1,790
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	1,145	932
[5,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,267
[8,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,709
	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	6/15/21	16,775	16,726
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	4,935	5,162
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/22	875	928
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/26	32,990	34,322
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/28	11,325	11,771
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project), ETM	5.000%	12/15/20	4,230	4,253
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/21	4,470	4,692
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/21	5,105	5,359
[5]	Mundelein IL GO	4.000%	12/15/21	500	521
[5]	Mundelein IL GO	4.000%	12/15/23	500	552
[5]	Mundelein IL GO	4.000%	12/15/25	500	582
[5]	Mundelein IL GO	4.000%	12/15/26	500	592
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/22	4,500	4,916
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,905
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,812
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	130
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/23	170	186
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	579
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	750	889
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	650	785
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/21	4,500	4,624
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.375%	6/1/21	870	895
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	15,520	17,259
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	20,030	23,077
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	38,035	45,237
[3,7]	Regional Transportation Authority IL TOB VRDO	0.150%	11/5/20	11,550	11,550
[3,7]	Regional Transportation Authority IL TOB VRDO	0.150%	11/5/20	9,000	9,000
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/21	615	632
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,251
	Romeoville IL GO	5.000%	12/30/25	3,315	4,041
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	2,002
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,555	8,841
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	8,934
[5]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/23	1,000	1,075
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,766
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	263
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	271
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	259
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	327

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/26	625	764
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/27	730	912
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/21	2,000	2,030
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/22	2,350	2,489
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	5,060	5,569
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,620	5,274
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,045	11,889
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,380	6,360
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	770	907
	University of Illinois College & University Revenue	5.000%	4/1/24	450	494
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	3,172
	University of Illinois College & University Revenue	5.000%	4/1/27	250	272
	University of Illinois COP	5.000%	8/15/21	5,000	5,163
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/21	945	961
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	905
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	988
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	1,075
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	995	1,164
[2]	Western Illinois University College & University Revenue	4.000%	4/1/21	550	557
[2]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	535
[2]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	841
[5]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,709
[5]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	12,128
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/22	1,450	1,431
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/23	1,450	1,413
					2,201,091
Indiana (1.3%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/21	2,325	2,347
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/21	1,505	1,554
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,240
	Ball State University College & University Revenue	5.000%	7/1/21	210	217
	Ball State University College & University Revenue	5.000%	7/1/21	500	516
	Ball State University College & University Revenue	5.000%	7/1/22	320	344
	Ball State University College & University Revenue	5.000%	7/1/22	250	269
	Ball State University College & University Revenue	5.000%	7/1/23	450	503
	Ball State University College & University Revenue	5.000%	7/1/23	660	737
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	233
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	415
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	422
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	429
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,897
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,700	1,980
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,740	2,063
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	2,153
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,805	2,211
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,875	2,326
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,406
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,506
[2]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/21	3,155	3,190
[2]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/22	3,370	3,559
[2]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/23	3,535	3,888
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,044
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,655	1,841
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,416
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,730
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,237
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,762
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,408
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,493
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,582
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	107
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	97
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	434
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	354
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	350
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	300
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	296
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/21	140	141
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/22	210	216

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/23	225	232
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	215
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	406
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	302
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	340	380
[3]	Indiana Finance Authority College & University Revenue VRDO	0.100%	11/5/20	16,655	16,655
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	1,400	1,400
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	615	615
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	1,000	1,004
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	2,100	2,107
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/21	250	258
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	2,380	2,388
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	550	573
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	522
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,620	2,749
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,500	2,623
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	250	269
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,550	1,685
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,005	1,094
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,455
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	7,050	7,691
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	700	781
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,264
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,272
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,443
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	4,253
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	5,954
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,171
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,798
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	2,209
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,345
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	4,286
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,439
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	7,461
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	6,355
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,882
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	7/1/22	3,000	3,042
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	7/1/22	3,000	3,042
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	7/1/22	11,125	11,282
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,653
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	2,700	2,843
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.400%	7/2/21	6,000	5,993
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.400%	7/2/21	6,500	6,493
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	750	797
	Indiana Finance Authority Lease Revenue	5.000%	2/1/25	3,210	3,840
	Indiana Finance Authority Lease Revenue	5.000%	2/1/26	1,255	1,552
	Indiana Finance Authority Lease Revenue	5.000%	2/1/27	2,175	2,763
	Indiana Finance Authority Resource Recovery Revenue	3.750%	4/1/22	1,125	1,125
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/21	1,680	1,752
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,000	1,089
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/21	380	396
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	10,245	11,334
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	11/2/21	31,435	31,866
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	1.750%	11/2/21	495	502
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/21	1,925	1,987
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,985	2,118
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,845	2,031
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	963
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	908
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,220
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,280
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	278
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	622
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	3,000	3,260
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,397
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	635
	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/22	16,640	18,443

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana University College & University Revenue	5.000%	6/1/21	3,500	3,597
Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	4,081
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/25	1,545	1,884
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/25	1,300	1,553
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/26	1,945	2,400
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Fieldhouse Project)	1.450%	6/1/21	8,000	7,999
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	9,000	10,339
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	14,575
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,482
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	7,183
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	6,615
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	7,979
Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	550	607
Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	465
Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	953
Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	379
Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	427
Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	290
Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	373
Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	300	377
Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	380
MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	428
MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	440
MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	372
MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	430	498
MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	766
MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	762
MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	1,117
Purdue University College & University Revenue	5.000%	7/1/25	500	609
Purdue University College & University Revenue	5.000%	7/1/26	500	627
Purdue University College & University Revenue	5.000%	7/1/27	1,000	1,286
Purdue University COP VRDO	0.110%	11/4/20	16,100	16,100
Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,275	1,336
Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	850	922
Rockport IN Industrial Revenue PUT	2.050%	6/1/21	2,000	2,012
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	380	410
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	215	236
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	280	312
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	339
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	250	287
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	639
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	492
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,045	1,236
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	880	1,050
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	675	813
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	540	581
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	481
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	626
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	590
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,385
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	958
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,491
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	779
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,605
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,325	1,658
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/22	2,660	2,818
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/23	3,450	3,716
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/23	3,135	3,431
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/24	2,910	3,234
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,625
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/25	4,070	4,632
				420,892
Iowa (0.3%)
Des Moines IA GO	5.000%	6/1/24	6,335	7,367
Des Moines IA GO	5.000%	6/1/25	5,670	6,837
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	1,395	1,412
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,099
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,113
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	2,001

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,210
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	2.875%	5/15/49	3,000	3,012
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	9,345	9,462
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,095	16,059
[7]	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.875%	12/1/27	12,155	12,654
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	18,000	18,943
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	4,000	4,424
[4]	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) PUT, 70% of 1M USD LIBOR + 0.350%	0.453%	10/1/21	3,750	3,751
	Iowa Finance Authority Water Revenue	5.000%	8/1/21	9,505	9,843
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	320	357
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	380
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	407
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	607
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,284
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	458
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/21	400	416
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/22	425	458
	Xenia Rural Water District Water Revenue	5.000%	12/1/21	320	334
	Xenia Rural Water District Water Revenue	5.000%	12/1/22	1,675	1,811
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	504
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	652
					106,855
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,685
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,754
[7]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	1,600	1,908
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	500	527
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	538
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,185
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,225
	Johnson County KS GO	4.000%	9/1/25	1,055	1,127
	Johnson County KS GO	3.000%	9/1/26	2,435	2,780
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	750	848
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	450	509
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	250	294
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	3,960	4,305
[4]	Kansas Department of Transportation Fuel Sales Tax Revenue, 70% of 1M USD LIBOR + 0.300%	0.404%	9/1/21	7,580	7,576
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	7,208
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	9,160
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	8,523
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/21	17,635	18,041
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/22	3,795	4,044
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/22	17,640	18,864
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/24	16,420	18,266
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,184
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	607
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	619
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	362
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	275
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	283
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	628
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,211
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	1,052
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	8,085	9,222
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/21	575	598
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/22	1,250	1,358
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	7,054
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/21	400	415
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/22	315	341
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/23	1,495	1,689
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,809
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	2,129
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	180	191
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	300	331
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	300	344
	Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/22	1,040	1,130
	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/22	1,000	1,086
[2]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	1,047

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,347
[2]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,478
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	775	839
					150,996
Kentucky (2.1%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/21	540	543
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	195	197
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,245	2,337
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	260
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	765	820
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	315	338
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	749
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	330
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	1,061
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,881
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,292
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	12,201
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/21	555	570
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/23	3,195	3,559
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/21	750	755
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/22	785	824
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/23	500	546
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/22	3,995	4,009
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/22	8,785	9,555
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	625	694
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	1,150	1,176
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	870	930
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	1,080
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,347
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,529
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	2,165	2,720
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,967
[2,3,7]	Kentucky Bond Development Corp. Revenue (Kentucky Communications Network) TOB VRDO	0.160%	11/5/20	5,105	5,105
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	1,500	1,524
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,675	1,748
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,177
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,594
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/21	6,085	6,305
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	2,520	2,715
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	250	280
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/21	1,120	1,159
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,508
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	954
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	3,140
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/21	470	487
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	320	341
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	658
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,934
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	6,522
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	563
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	950
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,260
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	124,075	136,494
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	100,505	112,024
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	9,060	10,210
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	24,980	28,175
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	56,045	64,490
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/21	8,500	8,886
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106)	5.000%	10/1/26	1,000	1,115
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/21	15,885	16,425
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	15,110	16,309
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	4,510	4,868
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,585
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	420
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,345	1,561
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	1,052
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,942
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	3,185	3,911
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	240

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	2,016
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,424
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	616
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/21	1,000	1,045
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/22	1,500	1,636
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,262
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,756
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,412
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	5,141
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	9,029
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,656
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,884
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/22	5,525	5,922
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,500	2,867
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/25	2,600	3,078
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	100	120
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	509
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/26	7,330	7,680
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue PUT	1.850%	4/1/21	8,000	8,034
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,405	1,434
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,855	2,005
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	20,500	23,015
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	23,765	28,854
[3]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	9,620	9,620
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/20	1,000	1,004
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,434
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/25	1,175	1,384
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,487
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/21	2,170	2,182
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/21	940	947
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/22	1,955	2,036
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/22	1,440	1,516
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	2,635	2,820
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	970	1,038
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	4,375
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	1,117
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	3,246
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,258
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	5,143
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	2,062
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	2,308
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,000	6,157
[5]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,350
					678,780
Louisiana (1.5%)
[2]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/23	370	417
[2]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	129
[2]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	956
[2]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	755
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/25	1,000	1,213
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/26	1,450	1,807
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	845	1,008
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	1,250	1,490
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	1,000	1,230
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	3,015	3,708
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,384
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	2,190	2,756
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,384
[5]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	500	586
[5]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	691
[2]	Greater Ouachita Water Co. Water Revenue	3.000%	9/1/23	250	266
[2]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	599
[2]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	490
[5]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/20	1,000	1,000
[5]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/21	1,010	1,057
[5]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/22	4,010	4,371
[5]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	341
[5]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	638
[5]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	611

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lafayette LA Utilities Multiple Utility Revenue	5.000%	11/1/26	7,210	7,875
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	1,645	1,837
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	2,430	2,819
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	4,195	4,487
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,665	2,002
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/25	18,420	19,702
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	12,000	12,829
	Louisiana GO	5.000%	5/1/22	10,320	11,044
	Louisiana GO	5.000%	5/1/22	2,800	2,997
	Louisiana GO	5.000%	9/1/22	4,000	4,343
	Louisiana GO	5.000%	10/1/23	11,640	13,223
	Louisiana GO	5.000%	10/1/24	12,240	14,430
	Louisiana GO	5.000%	10/1/25	12,865	15,691
	Louisiana GO	5.000%	10/1/26	6,750	8,453
	Louisiana GO, Prere.	5.000%	7/15/22	23,000	24,831
	Louisiana GO, Prere.	5.000%	7/15/22	3,050	3,293
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/21	2,500	2,596
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	2,550	2,996
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	2,500	3,043
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	3,550	4,444
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/21	225	234
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	350	390
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	760
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,276
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,234
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	3.000%	10/1/22	1,000	1,043
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/23	1,000	1,122
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,634
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,376
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	2,265	2,543
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,758
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/21	1,930	2,008
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,435	2,633
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/23	5,000	5,615
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	5,079
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	5,168
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,750	11,616
	Louisiana Miscellaneous Taxes Revenue	5.000%	6/15/21	1,185	1,218
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,007
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,631
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,879
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,523
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/25	5,000	5,754
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/27	1,500	1,705
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/26	1,000	1,222
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	622
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	450	460
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	360	370
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,700	1,761
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	3,655	3,787
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	350	372
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	290	311
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,960	2,115
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	395	440
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,480	2,782

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,590
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,308
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,994
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	3,026
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,785
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	7,905
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	425	516
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	3,258
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	7,753
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	545
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	6,245
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	503
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	25,000	29,597
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/21	200	204
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	660	730
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	727
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	852
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	4,745	5,624
[5]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/21	5,000	5,134
[5]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	4,150	4,452
[3,7]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.270%	11/5/20	10,400	10,400
[5]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/24	100	116
[5]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/25	350	418
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/22	135	142
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/23	150	163
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/24	200	226
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/25	100	117
	New Orleans LA GO	5.000%	12/1/20	1,450	1,455
	New Orleans LA GO	5.000%	12/1/21	1,260	1,323
	New Orleans LA GO	5.000%	12/1/22	700	767
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,678
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	3,263
[5]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	970
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,377
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	14,650	15,214
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	13,625	13,685
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	14,630	14,773
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	8,970	8,987
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	11,200	11,239
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	17,075	17,084
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.000%	5/15/22	1,000	1,068
					468,483
Maine (0.2%)
	Maine GO	5.000%	6/1/22	10,205	10,971
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	784
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/21	3,930	4,043
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,425	1,528
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,275	3,651
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,740	3,159
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	500	562
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	658
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	200	204
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	350	370
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	446
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	625	699
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,055	1,216
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	300	358
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	750	879
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	613
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	520	651
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	780
[3,7]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.270%	11/5/20	3,900	3,900
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	825	932
[1]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	600	677
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	1,008
[1]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	750	879
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/25	1,590	1,925

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/25	1,000	1,210
[1]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,165	1,446
[1]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	880	1,116
[1]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	880	1,138
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	2,580	2,749
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	3,530	3,787
					52,339
Maryland (2.5%)
	Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,393
	Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,587
	Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,749
	Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,538
	Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,827
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,664
	Baltimore County MD GO	5.000%	8/1/25	3,000	3,247
	Baltimore MD GO	5.000%	10/15/21	10,400	10,872
[3,7]	Baltimore MD Project Revenue TOB VRDO	0.220%	11/5/20	8,185	8,185
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/21	520	536
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/22	500	539
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/23	525	589
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/21	350	359
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/22	400	425
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/23	520	570
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	876
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/25	650	788
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/26	1,000	1,248
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.650%	6/1/22	180	180
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	99
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	165	164
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	134
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	173
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/21	300	307
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/21	750	773
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	550	593
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	375	404
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	550	616
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	325	365
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	718
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	550	665
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/26	500	621
	Charles County MD GO	5.000%	10/1/23	3,400	3,869
	Charles County MD GO	5.000%	10/1/24	3,575	4,233
[1]	Charles County MD GO	4.000%	10/1/27	1,000	1,224
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	337
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,604
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	2,165
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/21	5,250	5,446
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/24	4,400	5,184
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	2,010	2,241
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	9,960	10,968
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/20	15,495	15,553
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/15/21	7,930	8,353
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/22	38,965	41,350
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/24	10,180	11,244
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	17,620	19,644
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,125	2,495
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	25,005	30,647
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	5,065
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	3,380	4,231
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	20,051
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/28	21,560	23,202
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	11,980
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	7,750	8,325
[5]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/21	700	711
[5]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/22	1,200	1,249
[5]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/23	1,350	1,444

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/21	1,640	1,658
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,592
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,654
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,690
	Maryland GO	4.000%	8/1/21	6,450	6,632
	Maryland GO	5.000%	8/1/21	30,450	31,534
	Maryland GO	5.000%	8/1/21	32,110	33,253
	Maryland GO	5.000%	8/1/23	27,695	31,288
	Maryland GO	5.000%	3/15/24	18,320	21,206
	Maryland GO	5.000%	8/1/24	10,025	11,777
	Maryland GO	5.000%	3/15/25	1,625	1,952
	Maryland GO	5.000%	3/15/25	32,130	38,631
	Maryland GO	2.750%	8/1/25	590	624
	Maryland GO	4.000%	8/1/25	16,630	19,483
	Maryland GO	5.000%	8/1/25	2,600	3,168
	Maryland GO	5.000%	6/1/26	1,150	1,338
	Maryland GO, Prere.	4.000%	3/1/21	34,080	34,507
	Maryland GO, Prere.	5.000%	3/1/21	3,745	3,804
	Maryland GO, Prere.	4.000%	8/1/21	22,770	23,413
	Maryland GO, Prere.	5.000%	3/1/23	23,060	25,589
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.100%	11/5/20	22,750	22,750
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/21	225	230
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	1,015	1,037
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,220	2,281
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	650	667
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,785	1,845
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	373
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	680	709
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,580	2,762
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	533
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	4,600	4,947
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	350	387
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.875%	7/1/23	1,250	1,260
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,220	1,348
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,609
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	402
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	547
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	811
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,365
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	2,030	2,538
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,636
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,661
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	4,303
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/21	7,045	7,262
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/22	5,000	5,380
[3,7]	Maryland Health & Higher Educational Facilities Authority Revenue (Integrace Obligated Group) TOB VRDO	0.420%	11/5/20	7,450	7,450
[3,7]	Maryland Health & Higher Educational Facilities Authority Revenue (Integrace Obligated Group) TOB VRDO	0.420%	11/5/20	10,585	10,585
[3,7]	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group) TOB VRDO	0.270%	11/5/20	11,020	11,020
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/21	5,790	5,972
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,365	6,870
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/27	4,000	5,129
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/22	12,350	13,132
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,195
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	3.000%	3/1/27	3,000	3,239
	Montgomery County MD GO	5.000%	11/1/21	22,680	23,756
	Montgomery County MD GO	5.000%	12/1/21	10,000	10,514
	Montgomery County MD GO	5.000%	12/1/22	8,650	9,505
	Montgomery County MD GO	5.000%	11/1/24	5,275	6,266
	Montgomery County MD GO	5.000%	10/1/25	3,765	4,619
	Montgomery County MD GO	4.000%	11/1/25	6,195	7,305
	Prince George's County MD COP	5.000%	10/1/24	1,140	1,340
	Prince George's County MD GO	5.000%	7/15/21	2,800	2,894
	Prince George's County MD GO	5.000%	3/1/22	2,210	2,350
	Prince George's County MD GO	5.000%	7/15/27	6,000	7,724
	Prince George's County MD GO	5.000%	9/15/27	6,770	8,752
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	780
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	650	675
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,198
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,875	1,972

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westminster MD College & University Revenue	5.000%	11/1/21	1,840	1,899
	Westminster MD College & University Revenue	5.000%	11/1/22	1,950	2,073
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,243
					821,512
Massachusetts (2.2%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	320	328
	Commonwealth of Massachusetts GO	5.000%	7/1/22	3,255	3,512
	Commonwealth of Massachusetts GO	5.000%	5/1/24	20,000	23,283
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	41,313
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	12,064
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	9,218
	Commonwealth of Massachusetts GO	5.000%	11/1/26	3,005	3,793
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	29,596
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	8,328
	Commonwealth of Massachusetts GO	4.000%	7/1/31	4,775	5,042
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	32,275	32,987
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	4,500	4,661
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	14,955	16,132
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	7,020	7,572
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	3,500	3,830
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	10,000	10,942
	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/23	12,515	13,733
	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	33,089
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,137
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	6,519
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,400	5,625
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/26	1,055	1,174
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/27	9,500	12,272
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/21	4,630	4,795
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/21	3,205	3,225
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	550	565
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/21	250	259
[13]	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/21	200	208
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/22	3,285	3,435
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/22	1,725	1,804
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	435	465
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	550	588
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	400	430
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	3,335	3,611
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	1,200	1,299
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,500	1,659
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	850	940
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/23	1,035	1,145
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	4,088
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,818
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,254
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	399
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,165
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	616
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,759
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,343
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	659
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,610
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	8,107
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,752
	Massachusetts Development Finance Agency College & University Revenue PUT	1.450%	7/1/21	5,910	5,926
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	9,689
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.250%	1/1/21	1,015	1,018
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,200	3,285
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,425	1,463
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	750	751
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,500	3,604
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	5,705	5,871
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,440	1,478
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	5,035	5,181
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,025	1,051
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	750	770
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	500	515

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	525	539
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/21	280	287
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,095	1,125
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,315	1,320
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	150	156
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	1/1/22	1,040	1,062
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	750	790
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,565	1,682
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,485	3,730
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	750	800
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,655	1,771
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	695	740
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	850	907
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	240	253
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,165	1,234
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/22	1,005	1,021
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	185	200
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.700%	1/1/23	1,080	1,124
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	800	803
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,800	3,129
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	6,000	6,674
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,605	2,897
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	556
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	840
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	2,395	2,567
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	250	271
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/23	2,800	2,862
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	220	246
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	840	855
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	572
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,556
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	793
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,152
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,725
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	288
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,201
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	200	231
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,194
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	928
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,868
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,632
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,761
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	250	282
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	526
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	200	239
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,055	1,258
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	845	1,021
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	6,998
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,940	2,310
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,000	2,441
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	10,000	12,327
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	250	267
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	367
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	519
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	11,871
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	387
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	655
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	575	731
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	5,000	5,719
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,743
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, Municipal Swap Index Yield + 0.420%	0.540%	1/27/22	5,000	4,993
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	1,825
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	601
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,475	2,502
	Massachusetts Educational Financing Authority Student Loan Revenue	5.500%	1/1/22	1,000	1,003
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,772
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,415	1,419

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	12/1/21	6,360	6,364
[12]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,925	1,934
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	3,665	3,858
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	2,055	2,172
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	1,795	1,881
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,275	1,397
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	3,500	3,973
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	835
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,724
[4]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.450%	12/1/21	2,000	2,000
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.120%	11/5/20	800	800
[4]	Massachusetts Housing Finance Agency Local or Guaranteed Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.484%	9/1/21	3,750	3,751
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,612
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,115	1,208
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,150	1,245
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,405	5,862
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	15,280	16,571
	Massachusetts State College Building Authority College & University Revenue, ETM	5.000%	5/1/21	5,495	5,626
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	8,535	9,003
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,735	8,502
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	4,005
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,055	8,384
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	2,205	2,620
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	1,020	1,286
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	37,950	41,556
[3]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	0.110%	11/4/20	27,600	27,600
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/21	4,120	4,266
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/20	1,250	1,250
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/26	2,650	3,286
[4]	University of Massachusetts Building Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	5/28/21	8,315	8,315
	Waltham MA GO	5.000%	5/1/22	1,295	1,386
	Waltham MA GO	5.000%	5/1/25	1,245	1,502
	Waltham MA GO	5.000%	5/1/26	1,260	1,568
	Waltham MA GO	5.000%	5/1/27	1,030	1,317
	Worcester MA BAN GO	2.000%	2/16/21	5,750	5,779
					703,848
Michigan (2.7%)
[14]	Allen Park Public School District GO	5.000%	11/1/26	335	409
[14]	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,508
[14]	Ann Arbor School District GO	3.000%	5/1/26	2,230	2,514
[14]	Brighton MI Area School District GO	5.000%	5/1/24	160	184
[14]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,775
[14]	Brighton MI Area School District GO	5.000%	5/1/26	4,335	5,272
[14]	Brighton MI Area School District GO	5.000%	5/1/27	2,600	3,235
[14]	Byron Center Public Schools GO	5.000%	5/1/23	100	111
[14]	Byron Center Public Schools GO	5.000%	5/1/24	120	139
[14]	Byron Center Public Schools GO	5.000%	5/1/25	100	120
[14]	Byron Center Public Schools GO	5.000%	5/1/26	110	136
[14]	Byron Center Public Schools GO	5.000%	5/1/27	200	253
[14]	Chippewa Valley Schools GO	5.000%	5/1/22	450	482
[14]	Chippewa Valley Schools GO	5.000%	5/1/23	3,095	3,455
[14]	Chippewa Valley Schools GO	5.000%	5/1/23	575	642
[14]	Coopersville Area Public Schools GO	5.000%	5/1/21	2,325	2,378
[14]	Coopersville Area Public Schools GO	5.000%	5/1/22	1,925	2,057
[14]	Detroit City School District GO	5.000%	5/1/23	2,115	2,259
[14]	Detroit City School District GO	5.000%	5/1/25	11,440	12,204
[14]	Detroit City School District GO	5.000%	5/1/26	8,155	8,692
[5]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,306
[5]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	602
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/21	395	406
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	501
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,376
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,146
[3,5,7,14]	Detroit MI City School District GO TOB VRDO	0.470%	11/5/20	3,775	3,775
	Detroit MI GO	5.000%	4/1/21	500	507
	Detroit MI GO	5.000%	4/1/21	1,000	1,013
	Detroit MI GO	5.000%	4/1/22	250	260

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Detroit MI GO	5.000%	4/1/23	315	332
	Detroit MI GO	5.000%	4/1/24	300	320
	Detroit MI Sewage Disposal System Sewer Revenue	5.500%	7/1/22	1,500	1,619
	Detroit MI Water Supply System Water Revenue, Prere.	5.250%	7/1/21	5,000	5,167
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	772
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	827
[14]	East Lansing School District GO	5.000%	5/1/22	2,110	2,259
[14]	East Lansing School District GO	4.000%	5/1/23	390	424
[14]	East Lansing School District GO	4.000%	5/1/24	900	1,008
[14]	East Lansing School District GO	4.000%	5/1/26	530	624
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	2,077
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,882
	Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	4,970
	Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,919
[14]	Fremont Public Schools GO	5.000%	5/1/23	430	479
[14]	Fremont Public Schools GO	5.000%	5/1/24	470	545
[14]	Fremont Public Schools GO	5.000%	5/1/25	730	877
[14]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	945
[14]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	2,026
[14]	Grand Blanc Community Schools GO	5.000%	11/1/27	1,950	2,474
[5]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,969
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,160
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,991
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,500	2,990
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	1,890	2,036
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,845	5,427
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,365	4,833
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	3,000	3,438
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	4,140
[14]	Holt Public Schools GO	5.000%	5/1/22	275	294
[14]	Holt Public Schools GO	5.000%	5/1/23	460	512
[14]	Holt Public Schools GO	5.000%	5/1/24	425	492
[14]	Holt Public Schools GO	5.000%	5/1/25	710	852
[14]	Holt Public Schools GO	5.000%	5/1/26	900	1,110
[14]	Hudsonville Public Schools GO	5.000%	5/1/22	260	278
[14]	Hudsonville Public Schools GO	5.000%	5/1/23	300	335
[14]	Hudsonville Public Schools GO	5.000%	5/1/25	340	410
[14]	Hudsonville Public Schools GO	5.000%	5/1/27	1,000	1,273
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	770	796
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,642
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,386
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,444
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,512
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	374
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	500	511
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	565	602
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	635	703
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	550	629
	Kalamazoo Public Schools GO	4.000%	5/1/26	655	774
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	700	762
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	283
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	585
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	3,120	3,229
[14]	Lake Orion Community School District GO	5.000%	5/1/24	525	610
[14]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,689
[14]	Lake Orion Community School District GO	5.000%	5/1/26	1,000	1,240
[14]	L'Anse Creuse Public Schools GO	5.000%	5/1/21	250	256
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/22	340	366
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/23	340	383
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/24	375	440
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	456
[14]	Lansing School District GO	4.000%	5/1/21	375	382
[14]	Lansing School District GO	4.000%	5/1/22	340	358
[14]	Lansing School District GO	5.000%	5/1/23	435	485
[14]	Lansing School District GO	5.000%	5/1/24	350	406
[14]	Lansing School District GO	5.000%	5/1/25	435	523
[14]	Lansing School District GO	5.000%	5/1/26	425	526
[5,14]	Lincoln Consolidated School District GO	5.000%	5/1/21	1,000	1,022
[5,14]	Lincoln Consolidated School District GO	5.000%	5/1/23	1,705	1,901

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Livonia Public Schools GO	5.000%	5/1/21	2,000	2,045
	Macomb Interceptor Drain Drainage District	5.000%	5/1/24	1,510	1,753
	Macomb Interceptor Drain Drainage District	5.000%	5/1/25	1,065	1,282
	Macomb Interceptor Drain Drainage District	5.000%	5/1/26	1,340	1,660
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/21	710	732
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/22	2,335	2,508
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/23	1,300	1,451
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	530	613
	Michigan Appropriations Revenue GAN	5.000%	3/15/21	4,045	4,111
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	2,190	2,420
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,170	26,390
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,875	7,210
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	119
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	262
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	568
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/20	2,500	2,503
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	9,305	9,337
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	600	614
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	3,580	3,696
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,600	1,670
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,875	1,957
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	5,000	5,238
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,850	1,938
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	590	619
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	945	1,008
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,689
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,920	3,171
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,170	2,360
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,780	6,320
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,622
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,959
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,405
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,398
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	3,313
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	600
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,549
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,250	1,475
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	605
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	5,184
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	726
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	2,164
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,670	5,462
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,265	4,899
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,743
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,963
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	17,700	20,009
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	21,188
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	22,715	26,019
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, 68% of 1M USD LIBOR + 0.400%	0.498%	10/15/21	14,280	14,236
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.480%	0.600%	2/1/22	2,500	2,501
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.620%	8/9/21	4,000	4,000
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/21	1,105	1,135
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	1,000	1,072
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/21	1,020	1,072
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.85%	0.970%	12/1/24	16,500	16,500
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.90%	1.020%	12/1/25	5,500	5,500
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/22	525	547
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,290	1,403
	Michigan Finance Authority Lease Revenue	5.000%	4/1/21	8,370	8,517
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	12,685	13,444
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	675	735
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	145	158
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	10,350	11,409
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	695	786
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	200	226

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	820	960
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	440	515
[14]	Michigan Finance Authority Lease Revenue	5.000%	5/1/25	1,315	1,566
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	1,030	1,243
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	255	308
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	500	617
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	500	628
	Michigan Finance Authority Lease Revenue	5.000%	11/1/28	800	1,020
[5]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/21	10,000	10,309
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/21	3,000	3,092
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	2,000	2,153
	Michigan Finance Authority Tobacco Settlement Funded Revenue	3.000%	6/1/21	555	563
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	545	576
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	755	878
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,160	1,428
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,282
[5]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	16,260	16,763
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	2,500	2,577
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	1,000	1,031
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/22	1,500	1,615
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/27	5,000	6,438
	Michigan State Building Authority Appropriations Revenue	5.000%	4/15/28	2,500	3,248
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/28	2,500	3,283
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	685	778
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,325	1,533
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/25	2,000	2,402
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/26	4,000	4,961
	Michigan State Building Authority Appropriations Revenue VRDO (Multi-Modal Facilities Program)	0.240%	11/2/20	1,750	1,750
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/26	1,000	1,240
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/21	6,280	6,414
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,048
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,093
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,581
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	2,093
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	5,235
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,878
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,969
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	4,290
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.900%	4/1/21	11,435	11,507
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	16,610	17,367
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	11,755	12,819
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	8,448
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,325	1,326
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	610	608
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	6,340	6,756
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	9,000	9,653
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	19,130	21,387
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	12,500	13,911
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	23,115	25,299
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.120%	11/4/20	18,755	18,755
	Michigan State University College & University Revenue	5.000%	2/15/21	2,000	2,027
	Michigan State University College & University Revenue	4.000%	2/15/24	1,030	1,151
	Michigan State University College & University Revenue	5.000%	2/15/24	330	380
	Michigan State University College & University Revenue	5.000%	8/15/24	445	522
	Michigan State University College & University Revenue	5.000%	2/15/25	1,000	1,193
	Michigan State University College & University Revenue	5.000%	2/15/25	430	513
	Michigan State University College & University Revenue	5.000%	8/15/25	500	607
	Michigan State University College & University Revenue	5.000%	2/15/26	3,000	3,695
	Michigan State University College & University Revenue	5.000%	2/15/26	450	554
	Michigan State University College & University Revenue	5.000%	8/15/26	500	624
	Michigan State University College & University Revenue	5.000%	8/15/26	3,250	4,055
	Michigan State University College & University Revenue	5.000%	8/15/27	200	255
	Michigan State University College & University Revenue	5.000%	8/15/27	5,120	6,519
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/21	615	624
	Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	14,990	15,043
	Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	2,000	2,007
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/22	1,460	1,525
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,435	1,573
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	856

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/24	1,000	1,187
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/25	150	184
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/26	200	252
[14]	Milan Area Schools GO	5.000%	5/1/22	500	534
[14]	Milan Area Schools GO	5.000%	5/1/23	585	649
[14]	Milan Area Schools GO	5.000%	5/1/25	1,575	1,878
[14]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,468
	Northern Michigan University College & University Revenue	5.000%	12/1/23	645	726
	Northern Michigan University College & University Revenue	5.000%	12/1/24	775	903
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,699
[14]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,315
	Northville Public Schools GO	4.000%	5/1/22	240	253
	Northville Public Schools GO	4.000%	5/1/23	350	380
	Northville Public Schools GO	5.000%	5/1/24	300	348
	Northville Public Schools GO	5.000%	5/1/25	350	421
	Northville Public Schools GO	5.000%	5/1/26	400	495
	Oakland University College & University Revenue	5.000%	3/1/21	1,000	1,015
	Oakland University College & University Revenue	5.000%	3/1/22	1,285	1,364
	Oakland University College & University Revenue	5.000%	3/1/23	495	541
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,430	2,574
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,740	2,960
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	3,000
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	7,081
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,676
	Portage Public Schools GO	5.000%	11/1/20	750	750
	Portage Public Schools GO	5.000%	5/1/22	1,790	1,916
	Portage Public Schools GO	5.000%	11/1/22	1,470	1,602
	Rochester Community School District GO	5.000%	5/1/21	4,100	4,194
	Rochester Community School District GO	5.000%	5/1/22	1,650	1,767
	Rochester Community School District GO	5.000%	5/1/23	1,225	1,364
[14]	Romeo Community School District GO	5.000%	5/1/23	1,000	1,112
	Royal Oak School District GO	5.000%	5/1/21	715	732
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	223
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	490
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	864
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,220
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,245
[14]	Saline Area Schools Historic Preservation Foundation GO	2.000%	5/1/21	1,100	1,110
[14]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/23	725	809
[14]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/24	1,000	1,160
[14]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	1,052
	University of Michigan College & University Revenue	5.000%	4/1/21	1,065	1,086
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	10,000	10,991
[4]	University of Michigan College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.380%	4/1/22	11,985	11,984
[14]	Walled Lake Consolidated School District GO	5.000%	5/1/22	3,135	3,351
[14]	Walled Lake Consolidated School District GO	4.000%	5/1/26	275	327
[14]	Walled Lake Consolidated School District GO	4.000%	5/1/27	325	392
[2]	Warren Consolidated Schools GO	5.000%	5/1/23	2,935	3,274
	Washtenaw County Intermediate School District GO	5.000%	5/1/26	3,350	4,135
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	5,503
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/20	360	361
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/20	3,490	3,503
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	700	735
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	4,900	5,145
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	515	559
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	2,235	2,427
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,546
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	845	950
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	3,000
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	581
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	2,550	2,966
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	1,055	1,227
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,252
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	898
	Wayne State University College & University Revenue	5.000%	11/15/26	1,505	1,853
[14]	Wayne-Westland Community Schools GO	4.000%	11/1/21	785	813
[14]	Wayne-Westland Community Schools GO	5.000%	11/1/22	290	316
	Western Michigan University College & University Revenue	5.000%	11/15/21	1,055	1,102
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/21	1,710	1,749

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/22	1,730	1,848
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/23	1,615	1,799
					885,949
Minnesota (0.9%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	561
	Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	453
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	440
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	483
	Hennepin County MN GO VRDO	0.120%	11/5/20	8,895	8,895
	Hennepin County MN Sales Tax Revenue (Ballpark Project)	5.000%	12/15/25	1,380	1,705
	Hennepin County Regional Railroad Authority GO	5.000%	12/1/26	2,580	3,268
	Hennepin County Regional Railroad Authority GO	5.000%	12/1/26	1,300	1,647
	Maple Grove MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/21	550	557
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,110	1,208
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,395
	Metropolitan Council GO	5.000%	3/1/25	6,200	7,456
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,706
	Metropolitan Council GO	5.000%	9/1/25	6,370	6,913
	Minneapolis MN GO	5.000%	12/1/20	4,065	4,080
	Minneapolis MN GO	5.000%	12/1/21	2,485	2,612
	Minneapolis MN GO	4.000%	12/1/22	1,150	1,238
	Minneapolis MN GO	4.000%	12/1/24	1,640	1,884
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	550	575
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	200	218
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	675	676
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	600	627
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	660	718
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,730
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	961
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,230
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	4,012
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,349
	Minneapolis Special School District No. 1 COP	5.000%	2/1/21	7,225	7,307
	Minneapolis Special School District No. 1 GO	5.000%	2/1/24	2,370	2,726
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/21	125	126
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/21	350	353
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/21	2,820	2,840
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	1,090	1,146
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	250	263
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	5,485	5,969
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	305	334
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	7,495	8,456
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	1,065	1,201
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	225	256
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,000	1,167
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,245	1,496
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,235	1,514
	Minnesota Appropriations Revenue	5.000%	3/1/28	2,880	3,053
	Minnesota GO	5.000%	8/1/21	500	518
	Minnesota GO	5.000%	8/1/23	1,025	1,158
	Minnesota GO	5.000%	8/1/23	5,295	5,980
	Minnesota GO	5.000%	8/1/24	3,290	3,865
	Minnesota GO	5.000%	8/1/24	2,620	3,078
	Minnesota GO	5.000%	8/1/24	19,660	23,096
	Minnesota GO	5.000%	8/1/24	10,300	12,100
	Minnesota GO	4.000%	10/1/24	14,225	15,756
	Minnesota GO	5.000%	8/1/25	14,710	17,940
	Minnesota GO	5.000%	8/1/25	10,255	12,507
	Minnesota GO	5.000%	8/1/25	1,995	2,433
	Minnesota GO	5.000%	8/1/26	4,345	5,099
	Minnesota GO	5.000%	8/1/26	1,000	1,257
	Minnesota GO	5.000%	8/1/26	1,970	2,476
	Minnesota GO, Prere.	4.000%	10/1/21	600	621
	Minnesota GO, Prere.	5.000%	10/1/21	8,250	8,609
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	4/1/21	425	431
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	4/1/22	495	517
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	277
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	295
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	361

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,765
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,316
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	604
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	2,095	2,562
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	4,090	4,402
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	4,795	5,221
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	9,870	11,066
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	4,990	5,560
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	6,000	6,576
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/21	2,500	2,518
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	587	618
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,150	1,263
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,816
Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,195	1,234
Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,580	1,695
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,975	3,163
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/20	470	471
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	520	543
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	675	734
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	887
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	934
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	813
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	2,196
University of Minnesota College & University Revenue	5.000%	8/1/22	1,610	1,742
University of Minnesota College & University Revenue	5.000%	4/1/24	1,145	1,329
University of Minnesota College & University Revenue	5.000%	9/1/24	1,740	2,052
University of Minnesota College & University Revenue	5.000%	10/1/24	1,880	2,224
University of Minnesota College & University Revenue	5.000%	4/1/25	1,210	1,457
University of Minnesota College & University Revenue	5.000%	10/1/25	2,085	2,555
University of Minnesota College & University Revenue	5.000%	4/1/26	1,355	1,685
University of Minnesota College & University Revenue	5.000%	10/1/26	3,250	4,096
Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,843
Western Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/21	1,250	1,259
				295,377
Mississippi (0.8%)
DeSoto County MS GO	5.000%	11/1/22	1,035	1,128
DeSoto County MS GO	5.000%	11/1/23	645	731
DeSoto County MS GO	5.000%	11/1/24	685	806
DeSoto County MS GO	5.000%	11/1/25	1,435	1,746
DeSoto County MS GO	5.000%	11/1/26	1,510	1,880
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,165	1,187
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,015	2,107
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,560	1,672
Harrison County School District GO	4.000%	6/1/24	1,250	1,407
Harrison County School District GO	4.000%	6/1/25	2,175	2,513
Mission Economic Development Corp. Industrial Revenue VRDO	0.120%	11/4/20	23,960	23,960
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.140%	11/2/20	40,600	40,600
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.140%	11/2/20	40,850	40,850
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.140%	11/2/20	25,750	25,750
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.140%	11/4/20	18,295	18,295
Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.550%	9/1/21	1,000	998
Mississippi Development Bank Miscellaneous Revenue	5.000%	1/1/23	2,040	2,237
Mississippi Development Bank Miscellaneous Revenue	5.000%	1/1/24	4,190	4,779
Mississippi Development Bank Miscellaneous Revenue	5.000%	1/1/25	5,850	6,912
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/22	1,710	1,819
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,065	1,298
Mississippi GO, Prere.	5.000%	11/1/22	18,500	20,243
Mississippi GO, Prere.	5.000%	11/1/22	5,000	5,471
Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT, Prere.	2.400%	8/1/21	2,500	2,537
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	4,340	4,469
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	500	550
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,810
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	814
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	720
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	859
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/22	550	577
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/24	430	486

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/26	1,515	1,819
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.650%	9/1/21	5,500	5,497
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,605
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	6,750	8,115
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/21	1,170	1,215
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/22	1,620	1,752
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/23	1,050	1,165
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/24	1,120	1,278
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,085	1,269
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,500	1,755
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/22	220	238
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	600	673
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	750	844
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/24	500	585
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,385	7,786
[5]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/23	275	300
[5]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/24	400	454
[5]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/25	525	617
					265,178
Missouri (0.7%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,370	1,431
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,465	2,633
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/22	350	354
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/23	750	760
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/24	2,345	2,370
	Brentwood MO COP	4.000%	10/1/24	225	255
	Brentwood MO COP	4.000%	10/1/25	210	244
	Brentwood MO COP	4.000%	10/1/26	215	250
	Brentwood MO COP	4.000%	10/1/27	270	312
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	600	623
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	785	839
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,675	1,781
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,898
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,614
	Franklin County MO COP	3.000%	4/1/21	335	338
	Franklin County MO COP	3.000%	11/1/21	200	205
	Franklin County MO COP	3.000%	4/1/22	450	466
	Franklin County MO COP	3.000%	11/1/22	205	215
	Franklin County MO COP	3.000%	4/1/23	925	980
	Franklin County MO COP	3.000%	11/1/23	430	462
	Franklin County MO COP	3.000%	4/1/24	475	514
	Franklin County MO COP	3.000%	11/1/24	440	482
	Franklin County MO COP	4.000%	4/1/25	990	1,135
	Franklin County MO COP	4.000%	11/1/25	455	530
	Franklin County MO COP	4.000%	4/1/26	1,035	1,211
	Franklin County MO COP	4.000%	11/1/26	475	562
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22	4,105	4,434
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,387
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,465	2,835
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,500	1,582
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,420	1,557
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/21	1,275	1,283
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/21	3,000	3,055
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22	4,955	5,265
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,143
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/21	1,300	1,353
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/21	1,305	1,358
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,330	1,439
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,410	1,525
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/22	1,725	1,773
[7]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	3.500%	11/1/23	605	597
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,255	1,513
	Missouri Development Finance Board Appropriations Revenue (Branson Landing Project)	4.000%	12/1/20	1,300	1,303
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,424
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,439
[3,7]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mercy Health) TOB VRDO	0.270%	11/5/20	27,955	27,955
[3,7]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mercy Health) TOB VRDO	0.270%	11/5/20	4,170	4,170

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	400	403
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/21	270	274
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	375	393
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,440	1,502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,410	3,703
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	546
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,200	1,291
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	568
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	829
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	210	230
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,253
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,163
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	589
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,778
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	395	458
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	607
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,285	1,432
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	570	672
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	933
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	680
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	715
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	190
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,000	1,134
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	650	829
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,202
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	654
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	868
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	567
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	17,600	19,174
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/4/20	20,450	20,450
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/5/20	19,200	19,200
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/21	6,285	6,332
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/22	4,375	4,609
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/23	1,050	1,153
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	1,060	1,211
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,167
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/20	1,075	1,079
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/21	1,400	1,438
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/21	1,860	1,952
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/22	3,255	3,492
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/22	1,735	1,901
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/21	1,100	1,148
	Orchard Farm MO R-V School District COP	4.000%	4/1/27	175	206
	Orchard Farm MO R-V School District COP	4.000%	4/1/28	200	238
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	3,500	3,948
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	7,000	7,802
	Springfield School District No. R-12 GO	3.000%	3/1/21	1,375	1,387
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/22	205	207
[5]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/21	1,535	1,611
[5]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/22	1,010	1,103
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	250	268
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,695
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,805
	University of Missouri College & University Revenue	5.000%	11/1/26	5,020	5,913
	University of Missouri College & University Revenue, ETM	5.000%	11/1/20	2,020	2,020
					228,826
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	25,330	26,053
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/23	490	548
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	588
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/24	530	617
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	807
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	683
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	1,149
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23	560	628
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	897
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	452

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	1,290	1,306
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,435	1,513
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	200	213
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	684
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,075	2,275
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	350	370
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,433
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	449
					41,665
Multiple States (1.7%)
[4,7,15]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.330%	11/6/20	5,500	5,500
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.600%	11/2/20	29,150	29,150
[3,7]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.170%	11/5/20	112,500	112,500
[3,7]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.190%	11/5/20	4,400	4,400
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.600%	11/2/20	44,000	44,000
[3,7]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.170%	11/5/20	12,400	12,400
[3,7]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.190%	11/5/20	153,400	153,400
[3,7]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.190%	11/5/20	139,000	139,000
[3,7]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.220%	11/5/20	35,500	35,500
					535,850
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,018
	Central Plains Energy Project Natural Gas Revenue (Project No. 1)	5.250%	12/1/21	3,255	3,417
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	7,552
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	3,380	3,786
[3]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	92,230	105,611
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	135	147
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	117
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	989
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,311
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	1,400	1,400
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,000	1,084
	Douglas County NE School District No. 17 GO, Prere.	4.000%	6/15/22	6,715	7,121
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	4.000%	11/1/20	600	600
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/43	305	308
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	1,825	1,936
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	4,445	4,713
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/23	1,030	1,143
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/21	2,250	2,267
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/21	4,660	4,696
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/21	3,200	3,301
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,330	1,461
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	1,998
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	4,115
	Omaha NE GO	5.000%	1/15/25	375	448
	Omaha NE GO	5.000%	1/15/26	500	618
[1]	Omaha NE Sewer Revenue	4.000%	4/1/27	600	726
[1]	Omaha NE Sewer Revenue	4.000%	4/1/28	1,245	1,528
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/21	1,500	1,511
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/22	4,890	5,146
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,720	2,982
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	6,276
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,000	1,182
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,535	1,547
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,000	1,039
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,700	1,816
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/21	1,335	1,377
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	1,400	1,510
					191,797
Nevada (1.1%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	790	844
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	853
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/21	1,865	1,918
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,500	8,035
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	5,291
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	4,037
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,245	1,333

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,655	1,908
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,570
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,825	3,362
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,560	11,619
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	26,690	32,437
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,516
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/22	1,715	1,848
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/24	1,040	1,211
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/25	1,155	1,394
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/26	1,125	1,397
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	3,000	3,088
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	375	386
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,060	3,283
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,175	1,261
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,560	24,987
	Clark County School District GO	5.000%	6/15/21	7,110	7,304
[5]	Clark County School District GO	5.000%	6/15/21	3,390	3,483
	Clark County School District GO	5.000%	6/15/21	1,120	1,150
	Clark County School District GO	5.000%	6/15/21	4,515	4,638
[5]	Clark County School District GO	3.000%	6/15/22	375	389
[5]	Clark County School District GO	5.000%	6/15/22	3,555	3,808
	Clark County School District GO	5.000%	6/15/22	555	594
	Clark County School District GO	5.000%	6/15/22	5,530	5,914
	Clark County School District GO	5.000%	6/15/22	1,255	1,342
[5]	Clark County School District GO	3.000%	6/15/23	365	387
	Clark County School District GO	5.000%	6/15/23	7,835	8,709
[5]	Clark County School District GO	5.000%	6/15/23	3,735	4,157
[5]	Clark County School District GO	5.000%	6/15/23	3,695	4,112
	Clark County School District GO	5.000%	6/15/23	5,820	6,469
	Clark County School District GO	5.000%	6/15/23	1,760	1,925
[5]	Clark County School District GO	3.000%	6/15/24	350	379
[5]	Clark County School District GO	4.000%	6/15/24	3,625	3,980
	Clark County School District GO	5.000%	6/15/24	3,505	4,037
	Clark County School District GO	5.000%	6/15/24	8,230	9,479
[5]	Clark County School District GO	5.000%	6/15/24	7,840	9,045
[5]	Clark County School District GO	5.000%	6/15/24	3,880	4,476
	Clark County School District GO	5.000%	6/15/24	2,415	2,782
[5]	Clark County School District GO	3.000%	6/15/25	415	458
	Clark County School District GO	5.000%	6/15/25	3,890	4,628
	Clark County School District GO	5.000%	6/15/25	8,640	10,280
[5]	Clark County School District GO	5.000%	6/15/25	8,235	9,827
[5]	Clark County School District GO	5.000%	6/15/25	8,145	9,719
	Clark County School District GO	5.000%	6/15/25	1,675	1,993
	Clark County School District GO	5.000%	6/15/26	6,850	8,237
	Clark County School District GO	5.000%	6/15/26	9,075	11,051
[5]	Clark County School District GO	5.000%	6/15/26	8,545	10,458
[5]	Clark County School District GO	5.000%	6/15/26	8,555	10,471
[5]	Clark County School District GO	5.000%	6/15/26	760	930
	Clark County School District GO	5.000%	6/15/26	100	122
	Clark County School District GO	5.000%	6/15/26	1,995	2,429
[5]	Clark County School District GO	5.000%	6/15/27	1,220	1,526
[5]	Clark County School District GO	5.000%	6/15/27	1,360	1,701
	Clark County School District GO	5.000%	6/15/27	1,115	1,386
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,463
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/21	1,000	1,031
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	1,570	1,645
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	250	262
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	1,365	1,471
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	825	889
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	770	830
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	691
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	678
[3,7]	Las Vegas NV Convention & Visitors Authority TOB VRDO	0.150%	11/5/20	5,000	5,000
	Las Vegas NV GO	5.000%	6/1/24	780	894
	Las Vegas Valley Water District GO	5.000%	6/1/22	250	269
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	645
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,445	2,958
	Nevada GO	5.000%	8/1/25	2,315	2,820
	Nevada GO	5.000%	8/1/26	2,315	2,901

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	2,680	3,125
[3,7]	Nevada Housing Division Revenue (Summit Club Project) TOB VRDO	0.720%	11/5/20	12,500	12,500
	North Las Vegas NV	3.500%	6/1/21	120	120
	North Las Vegas NV	3.500%	6/1/22	155	156
	North Las Vegas NV	3.500%	6/1/23	125	126
	North Las Vegas NV	3.500%	6/1/24	125	126
	North Las Vegas NV	3.750%	6/1/25	150	153
	North Las Vegas NV	3.750%	6/1/26	185	188
[5]	North Las Vegas NV GO	5.000%	6/1/24	2,810	3,230
[5]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,506
[5]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,760
[5]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	592
[5]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	607
[5]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	870
	Reno NV Sales Tax Revenue	5.000%	6/1/21	500	509
[5]	Reno NV Sales Tax Revenue	5.000%	6/1/21	320	328
[5]	Reno NV Sales Tax Revenue	5.000%	6/1/22	335	354
	Reno NV Sales Tax Revenue	5.000%	6/1/23	455	492
[5]	Reno NV Sales Tax Revenue	5.000%	6/1/23	355	388
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	278
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	553
	Warren County OH Electric Power & Light Revenue PUT	3.000%	6/1/22	9,500	9,873
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/24	300	344
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/25	350	416
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/26	865	1,063
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/27	350	440
					363,897
New Hampshire (0.1%)
	Manchester NH General Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	6,820	7,184
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,480	5,711
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/24	1,015	1,147
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,250	1,297
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	565	607
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,070	2,186
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	925	998
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	447
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	2,355	2,554
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,675	1,875
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	2,197
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	2,049
					28,252
New Jersey (4.0%)
	Atlantic City NJ GO	5.000%	11/1/20	4,025	4,025
	Atlantic City NJ GO	5.000%	12/1/20	7,260	7,257
[2]	Atlantic City NJ GO	5.000%	3/1/21	300	304
	Atlantic City NJ GO	5.000%	11/1/21	3,020	3,015
	Atlantic City NJ GO	5.000%	12/1/21	2,405	2,401
[2]	Atlantic City NJ GO	5.000%	3/1/23	600	658
[5]	Atlantic City NJ GO	5.000%	3/1/23	1,250	1,371
	Atlantic City NJ GO	5.000%	12/1/23	370	367
[2]	Atlantic City NJ GO	5.000%	3/1/24	300	341
[5]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,479
[2]	Atlantic City NJ GO	5.000%	3/1/25	800	941
[5]	Atlantic City NJ GO	5.000%	3/1/25	750	882
[5]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,350
[2]	Atlantic County NJ GO	3.000%	10/1/22	810	851
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,000	4,176
	Bergen County NJ GO	2.000%	11/10/21	15,000	15,253
	Bergen County NJ GO	3.000%	12/1/24	2,565	2,836
	Bergen County NJ GO	3.000%	12/1/25	3,865	4,359
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,410
	Bordentown Township NJ BAN GO	1.500%	8/20/21	8,253	8,322
	Bordentown Township NJ BAN GO	1.500%	9/28/21	4,452	4,496
	Bridgewater Township NJ BAN GO	2.000%	8/4/21	9,560	9,671
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	3.500%	4/15/21	3,085	3,129
[1]	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	2.000%	11/11/21	12,500	12,708
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/22	1,120	1,213
[2]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/27	2,600	3,255

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/21	2,460	2,487
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/22	2,295	2,407
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/26	3,715	4,152
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/27	2,000	2,225
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,055	1,169
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	543
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/25	550	655
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,000	1,227
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/27	500	628
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/22	2,885	3,001
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/23	535	565
	Cedar Grove Township NJ BAN GO	2.000%	7/14/21	5,741	5,801
	Cliffside Park Borough NJ BAN GO	1.500%	9/30/21	2,755	2,783
	Cranford Township NJ BAN GO	1.500%	10/22/21	4,850	4,902
	Denville Township NJ BAN GO	1.500%	10/8/21	3,550	3,585
	East Hanover Township NJ BAN GO	1.500%	8/13/21	7,000	7,052
[5]	East Orange NJ GO	4.000%	9/15/26	525	622
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/20	1,475	1,475
[2]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,190
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/21	2,800	2,879
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/22	1,225	1,311
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,462
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	2,217
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	3,480	4,302
	Hackensack NJ GO	1.500%	9/2/21	8,039	8,110
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	850	993
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/27	1,000	1,274
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/28	1,000	1,300
[1]	Hudson County NJ GO	3.000%	11/15/23	3,495	3,759
[1]	Hudson County NJ GO	3.000%	11/15/24	3,525	3,868
[1]	Hudson County NJ GO	3.000%	11/15/25	2,205	2,460
[1]	Hudson County NJ GO	3.000%	11/15/26	3,960	4,463
[1]	Hudson County NJ GO	3.000%	11/15/27	4,530	5,142
[1]	Hudson County NJ GO	3.000%	11/15/28	9,000	10,270
[3,7]	Inspira Health Obligated Group TOB VRDO	0.240%	11/5/20	6,975	6,975
	Jefferson Township NJ BAN GO	2.000%	6/18/21	4,260	4,290
	Livingston Township NJ BAN GO	3.000%	1/6/21	5,760	5,788
	Morris County Improvement Authority Miscellaneous Revenue	4.000%	5/1/21	2,000	2,037
	Morris County NJ GO	3.000%	2/1/25	1,495	1,650
	Morris County NJ GO	3.000%	2/1/26	3,405	3,815
	Morris County NJ GO	3.000%	2/1/27	3,160	3,567
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/21	175	181
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/22	700	755
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/23	725	812
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	523
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	541
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,539
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	160	175
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/20	9,670	9,720
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	5,405	5,545
	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/21	1,255	1,247
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	150	152
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	5,000	5,244
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	830	875
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	65,370	69,705
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,055	3,258
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	10,000	10,663
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,400	4,627
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/22	1,580	1,602
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/22	4,990	5,063
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	7,750	8,496
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	6,395	7,011
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	16,000	17,540
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	7,000	7,685
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/23	6,545	6,641

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,790	1,936
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,770	1,978
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,831
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,545	1,734
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	11,235	12,112
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	385
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/25	200	203
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	17,822
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	2,600	2,793
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,550	6,042
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	13,785	15,453
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	17,684
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	5,555	5,943
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	297
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	1,930	2,328
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	3/1/21	13,480	13,704
[5]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/21	1,850	1,880
[5]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/22	2,000	2,087
[5]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/23	2,800	3,082
[5]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,155	1,315
[5]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,297
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,315	1,348
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,460	2,529
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	500	501
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/21	2,000	2,052
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	1,000	1,041
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	870	941
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	4,000	4,402
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,470
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	100	113
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,830
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	580	633
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	180	207
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	3,291
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	9,281
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	500	480
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,098
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	1,851
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	1,125	1,180
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	1,275	1,335
	New Jersey Economic Development Authority Revenue (St. Police Barracks Project)	5.000%	6/15/23	200	215
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	465	510
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	5,499
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,000	4,455
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	440	450
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	655	674
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,075	3,462
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,955	4,439
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,090	1,260
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,991
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,492
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	2,111
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	435	514
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	3,433
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,674
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	3,021
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	801
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	165	199
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	713
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,000	1,245
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	654
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/21	500	516
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/22	730	787
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	1,000	1,122
	New Jersey GO	5.250%	8/1/22	510	548
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/21	2,110	2,167
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,572
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,677
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,830

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	2,130	2,176
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,120	2,186
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,540	2,612
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,022
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	220	226
[5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,028
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,030
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	325	331
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,500	1,584
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	300	321
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,270	1,359
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,500	1,607
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	752
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	3,000	3,269
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	1,054
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	240	268
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,824
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	4,095	4,396
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,000	2,239
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,465
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	347
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,192
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,872
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,900	2,040
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,268
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	298
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,275
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,375	1,628
[5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,736
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,942
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	3,061
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,661
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,400	5,342
[5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,059
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,986
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	65	74
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	17,868
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	11,590	14,194
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	7/1/21	3,550	3,650
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,637
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	3,180
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,877
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	4,219
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	12,920	12,804
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/21	2,425	2,442
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,650	2,709
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,140
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	16,940	19,153
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	7,500	8,382
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,646
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	1.500%	9/1/21	3,400	3,428
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,000	3,010
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/21	2,000	2,067
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,457
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,560	6,002
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,560	12,716
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,645
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/20	5,000	5,028
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/20	5,800	5,832
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	5,080	5,194
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	9,075	9,279
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	970	1,017
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	9,335	9,881
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	10,050	10,638
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,750	4,088
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,465	5,958
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,125	1,229
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,175	4,582

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	10,585	11,577
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	9,000	9,844
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,675	1,866
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	269
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,604
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,080	7,981
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	6,075
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	5,402
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/25	495	502
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/25	1,000	1,025
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,810	1,608
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	15,999
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,823
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	1,085	931
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,060	8,553
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	15,279
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	20,900	24,424
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,150	8,298
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,805	1,421
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/30	3,565	3,653
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/31	5,455	5,588
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/21	12,550	12,874
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/21	1,295	1,328
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,890	3,082
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,741
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	84
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	1,110	1,206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	190	207
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program) PUT, SIFMA Municipal Swap Index Yield + 1.200%	1.320%	12/15/21	27,550	27,577
	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,479
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/21	7,845	8,228
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	2,500	2,629
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	1,135	1,237
	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	22,000	24,096
[5]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,854
[9,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	855	779
[9,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	795	707
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,060	5,965
[10]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,060	1,266
[4]	New Jersey Turnpike Authority Highway Revenue PUT, 70% of 1M USD LIBOR + 0.460%	0.564%	1/1/21	22,065	22,062
[3,7]	New Jersey Turnpike Authority Highway Revenue VRDO	0.320%	11/5/20	4,000	4,000
[4]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.340%, ETM	0.444%	1/1/21	2,500	2,499
[4]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.584%	1/1/22	3,495	3,488
[4]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.584%	1/1/22	4,530	4,521
	New Jersey Turnpike Authority Highway Revenue, ETM	5.000%	1/1/21	1,000	1,008
[3,5,7]	New Jersey Turnpike Authority Revenue TOB VRDO	0.220%	11/5/20	3,250	3,250
[3,7]	New Jersey Turnpike Authority Revenue TOB VRDO	0.320%	11/5/20	6,665	6,665
[3,7]	New Jersey Turnpike Authority Revenue TOB VRDO	0.320%	11/5/20	12,000	12,000
	Newark NJ GO	5.000%	10/1/21	230	239
	Newark NJ GO	5.000%	10/1/21	250	259
	Newark NJ GO	5.000%	10/1/22	850	916
	Newark NJ GO	5.000%	10/1/22	580	626
[5]	Newark NJ GO	5.000%	10/1/23	1,000	1,123
[5]	Newark NJ GO	5.000%	10/1/23	275	309
[5]	Newark NJ GO	5.000%	10/1/24	1,000	1,161
[5]	Newark NJ GO	5.000%	10/1/24	325	377
[5]	Newark NJ GO	5.000%	10/1/25	1,000	1,198
[5]	Newark NJ GO	5.000%	10/1/25	300	359
[5]	Newark NJ GO	5.000%	10/1/26	750	918
[5]	Newark NJ GO	5.000%	10/1/27	1,000	1,249
[5]	Newark NJ GO	5.000%	10/1/28	1,000	1,271
	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	9,000	8,617
	Ocean City NJ GO	4.000%	9/15/26	2,805	3,355
[2]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,626
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/20	2,145	2,145
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/20	805	805
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/21	850	887
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	5,200	5,564

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	895	958
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	1,039
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	4,500	4,910
[5]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	558
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	3,400	3,710
[5]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	628
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	2,000	2,182
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	200	227
[5]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,319
	Sparta Township Board of Education GO	5.000%	2/15/21	1,030	1,044
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,795	3,893
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,500	3,743
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,025	3,363
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,010	9,228
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	11,140	13,244
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,500	1,828
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	13,545	13,843
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,896
[5]	Trenton NJ GO	4.000%	7/15/22	2,080	2,203
[5]	Trenton NJ GO	4.000%	7/15/23	1,555	1,698
[5]	Trenton NJ GO	5.000%	8/1/23	705	790
[5]	Trenton NJ GO	5.000%	8/1/24	695	809
[5]	Trenton NJ GO	5.000%	8/1/25	1,650	1,978
	Union County NJ GO	5.000%	2/15/21	5,615	5,691
	Union County NJ GO	5.000%	2/15/22	6,275	6,659
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,321
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,537
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,587
	Verona Township NJ BAN GO	4.000%	10/29/21	7,494	7,765
[5]	Vineland NJ GO	3.000%	10/1/27	1,225	1,380
[5]	Vineland NJ GO	3.000%	10/1/28	585	652
	Winslow Township NJ BAN GO	1.500%	9/22/21	3,861	3,899
					1,308,213
New Mexico (0.6%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	4,033
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	40,060	44,916
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	4,000	4,666
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	11,129
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/23	110	123
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/24	1,845	2,155
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/25	1,475	1,785
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,110	1,344
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/26	3,385	4,223
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/26	1,755	2,189
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/27	2,715	3,472
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/25	13,765	14,573
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	115	118
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,640	1,694
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	225	238
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	328
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	563
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	577
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,365
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	750	895
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,615	11,216
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	14,000	14,000
[3]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	63,170	74,726
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/22	1,200	1,295
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	291
					201,914
New York (15.2%)
	Albany County NY GO	5.000%	11/1/22	965	1,052
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/21	500	518
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/22	1,000	1,075
[5]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,152
	Beacon NY BAN GO	1.750%	6/30/21	8,000	8,064
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/22	500	534
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	600	660

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/21	1,400	1,420
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	2,275	2,385
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/23	3,720	3,996
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,338
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,359
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,250	4,857
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	2,350	2,671
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	915
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,244
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,350	1,710
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	1,265	1,266
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	365	374
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,355	1,393
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,105	2,386
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	450	522
[11]	Buffalo NY GO	3.500%	4/1/23	500	505
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/21	1,000	1,021
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/22	910	960
	Burnt Hills-Ballston Lake Central School District BAN GO	2.000%	6/24/21	10,000	10,100
	Copiague Union Free School District	2.000%	6/24/21	9,000	9,091
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	1,026
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,143
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/21	425	433
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	865	905
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	500	534
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,487
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	339
	East Islip Union Free School District BAN GO	2.000%	7/1/21	10,000	10,107
	Erie County Industrial Development Agency Lease Revenue (City School District Buffalo Project)	5.000%	5/1/28	610	735
	Fayetteville-Manlius Central School District BAN GO	1.500%	7/22/21	6,000	6,051
[3]	Geneva Industrial Development Agency College & University Revenue VRDO	0.140%	11/5/20	12,500	12,500
	Grand Island NY BAN	1.500%	10/8/21	12,000	12,127
	Half Hollow Hills Central School District	3.000%	6/25/21	25,000	25,436
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/21	430	439
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/21	250	255
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/22	265	279
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	1,435	1,552
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	275	297
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	322
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,789
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	346
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	370
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	393
	Huntington Union Free School District GO	1.500%	6/25/21	8,000	8,062
	Islip Union Free School District GO	1.500%	6/25/21	9,500	9,571
	Ithaca City School District BAN GO	1.750%	7/16/21	10,000	10,091
	Lindenhurst Union Free School District GO	3.000%	6/25/21	13,000	13,218
	Liverpool Central School District BAN GO	2.000%	6/25/21	15,000	15,161
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/21	220	229
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	750	814
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	2,065	2,242
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/24	750	883
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	11,630	12,500
[5]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,202
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	450	483
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	47,500	48,914
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	45,875	46,056
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/21	1,295	1,347
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/21	780	811
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/20	4,600	4,606
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/20	525	526
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/21	175	182
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	125	144
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	440	505
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	770	905
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	235	268
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,100	1,322
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,670
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	1,270	1,539

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	87,850	91,504
[4]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	6/1/22	3,725	3,695
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/20	300	300
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,125	1,212
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	600	646
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	380	408
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,360	3,588
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	10,221
[3,5,7]	Metropolitan Transportation Authority NY Revenue TOB VRDO	0.130%	11/2/20	15,100	15,100
[3,7]	Metropolitan Transportation Authority NY Revenue TOB VRDO	0.190%	11/6/20	4,000	4,000
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	5,000	5,005
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	1,560	1,562
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	1,375	1,376
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	500	501
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	555	564
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	310	315
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	600	610
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	145	147
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	330	335
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	330	335
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,290	1,329
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	4,805	4,952
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,670	1,721
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,240	1,278
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,685	1,737
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,475	2,550
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	37,810	39,484
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,515	1,582
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	627
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	710
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,015	5,164
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	539
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	715	756
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	33,828
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,795	6,126
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,490	1,575
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,420	1,501
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	16,010	16,480
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,360	2,429
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,680	2,865
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,823
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	25,440	27,199
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,275	1,363
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	15,830	16,288
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,580	1,707
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	378
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	492
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	9,075	9,804
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,160	2,220
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,415	1,540
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,380	1,417
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	29,640	30,419
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,075	3,155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	4,025	4,129
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	2,075	2,090
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	33,925	34,173
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/21	60,800	61,485
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	4,000	3,996
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	57,815	58,640
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	74,605	75,864
	Metropolitan Transportation Authority Transit Revenue PUT	4.000%	11/15/20	11,000	11,012
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/20	50,050	50,130
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	42,760	44,371
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	22,020	22,912
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	20,899
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	27,615	28,854
[4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.650%	0.750%	7/1/21	36,555	35,958
[4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.650%	0.750%	7/1/21	3,810	3,748
[4,5]	Metropolitan Transportation Authority Transit Revenue PUT, 69% of 1M USD LIBOR + 0.300%	0.403%	4/1/21	38,375	38,028

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Metropolitan Transportation Authority Transit Revenue PUT, 69% of 1M USD LIBOR + 0.680%	0.783%	4/6/21	350	347
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.550%	2/1/25	9,500	8,444
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	11/15/22	11,575	10,974
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.620%	3/1/22	14,750	14,261
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.150%	11/5/20	13,565	13,565
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.150%	11/5/20	9,534	9,534
	Metropolitan Transportation Authority Transit Revenue, ETM	5.000%	11/15/20	1,025	1,027
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/23	300	333
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	612
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	626
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/24	1,420	1,640
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/25	1,700	2,031
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	871
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	484
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/21	745	768
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/21	1,350	1,392
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	480	517
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	1,930	2,080
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,100	1,235
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,251
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	544
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	500	621
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	507
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/28	800	1,034
[1]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	240	250
[1]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	240	260
[1]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	335	376
[1]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	450	521
[1]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	594
[1]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,211
[1]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,229
[1]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	553
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,865	1,916
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	580	596
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	536
	Nassau County NY GO	5.000%	4/1/21	11,075	11,279
	Nassau County NY GO	5.000%	1/1/22	9,745	10,252
[5]	Nassau County NY GO	5.000%	7/1/25	1,860	2,226
[5]	Nassau County NY GO	5.000%	7/1/26	1,000	1,230
	Nassau County NY GO	5.000%	4/1/28	1,000	1,126
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	3,075	3,114
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,900	1,906
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	12,625	12,664
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.700%	7/1/21	8,350	8,361
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,347
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,800	3,821
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,667
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	13,065	13,641
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.000%	12/31/21	7,750	7,754
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	15,525	15,696
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	1,750	1,778
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,775	44,554
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,450	4,635
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	13,976
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	6,905	6,945
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.110%	11/4/20	25,500	25,500
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.110%	11/4/20	97,100	97,100
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.130%	11/4/20	20,560	20,560
[11]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,566
[3,7]	New York City NY GO TOB VRDO	0.140%	11/2/20	31,135	31,135

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	1,055	1,233
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/21	1,520	1,570
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/22	4,585	4,948
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	1,002
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/20	3,090	3,090
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	9,015	9,435
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	7,990	8,363
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	125	137
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	6,040	6,603
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/24	1,200	1,269
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	5,570	6,512
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	1,640	1,732
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/26	570	668
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	572
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	2,000	2,477
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,325	10,369
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	14,947
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/27	2,300	2,733
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/27	1,090	1,299
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	3,500	4,423
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	2,000	2,526
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	765	852
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	15,895
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	16,881
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	1,140	1,448
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,555
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	32,247
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	4,842
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,000	3,853
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	11,089
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,418
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/2/20	25,600	25,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/2/20	20,855	20,855
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	11/4/20	15,800	15,800
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/5/20	32,160	32,160
[3,7]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.140%	11/2/20	25,100	25,100
	New York City Water & Sewer System Water Revenue	5.000%	6/15/26	20,050	23,609
	New York City Water & Sewer System Water Revenue VRDO	0.110%	11/2/20	7,200	7,200
	New York City Water & Sewer System Water Revenue VRDO	0.110%	11/5/20	13,800	13,800
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/20	335	335
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/21	2,825	2,928
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	2,615	2,796
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/23	525	581
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,500	5,127
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,040	1,185
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,444
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	978
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	5,000	5,250
[3,7]	New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.220%	11/5/20	27,435	27,435
[3,7]	New York Liberty Development Corp. Revenue TOB VRDO	0.200%	11/5/20	13,330	13,330
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	6,000	6,646
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.000%	4/1/40	2,910	3,154
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	230	236
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	9,375	10,047
	New York NY GO	5.000%	8/1/21	12,195	12,617
	New York NY GO	5.000%	8/1/21	17,280	17,878
	New York NY GO	5.000%	8/1/21	10,000	10,346
	New York NY GO	5.000%	8/1/21	2,040	2,111
	New York NY GO	5.000%	8/1/21	4,000	4,138
	New York NY GO	5.000%	8/1/21	6,240	6,456
	New York NY GO	5.000%	8/1/21	5,890	6,094
	New York NY GO	5.000%	8/1/21	23,000	23,796
	New York NY GO	5.000%	8/1/21	11,990	12,405
	New York NY GO	5.000%	8/1/21	9,150	9,467
	New York NY GO	5.000%	8/1/22	14,715	15,877
	New York NY GO	5.000%	8/1/22	7,685	8,292
	New York NY GO	5.000%	8/1/22	1,510	1,629
	New York NY GO	5.000%	8/1/22	41,005	44,243
	New York NY GO	5.000%	8/1/22	4,050	4,370

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/22	12,980	14,005
	New York NY GO	5.000%	8/1/22	6,165	6,652
	New York NY GO	5.000%	8/1/22	5,085	5,487
	New York NY GO	5.000%	8/1/22	23,580	25,442
	New York NY GO	5.000%	8/1/23	975	1,069
	New York NY GO	5.000%	8/1/23	2,455	2,753
	New York NY GO	5.000%	8/1/23	10,030	11,246
	New York NY GO	5.000%	8/1/23	20,105	22,543
	New York NY GO	5.000%	8/1/23	14,930	16,740
	New York NY GO	5.000%	8/1/23	31,445	35,257
	New York NY GO	5.000%	8/1/23	21,030	23,580
	New York NY GO	5.000%	8/1/23	1,000	1,121
	New York NY GO	5.000%	8/1/23	890	998
	New York NY GO	5.000%	12/1/23	1,000	1,136
	New York NY GO	5.000%	8/1/24	250	291
	New York NY GO	5.000%	8/1/24	5,565	6,474
	New York NY GO	5.000%	8/1/24	3,565	4,147
	New York NY GO	5.000%	8/1/24	6,330	7,364
	New York NY GO	5.000%	8/1/24	32,670	38,008
	New York NY GO	5.000%	8/1/24	1,215	1,414
	New York NY GO	5.000%	8/1/24	3,335	3,880
	New York NY GO	5.000%	8/1/24	200	233
	New York NY GO	5.000%	8/1/24	44,605	51,893
	New York NY GO	5.000%	8/1/25	22,880	27,497
	New York NY GO	5.000%	8/1/25	49,430	59,405
	New York NY GO	5.000%	8/1/25	2,300	2,764
	New York NY GO	5.000%	8/1/25	1,755	1,954
	New York NY GO	5.000%	8/1/25	4,010	4,465
	New York NY GO	5.000%	8/1/25	3,320	3,990
	New York NY GO	5.000%	8/1/25	3,000	3,605
	New York NY GO	5.000%	8/1/26	9,610	10,312
	New York NY GO	5.000%	8/1/26	2,495	3,072
	New York NY GO	5.000%	8/1/26	4,075	5,018
	New York NY GO	5.000%	8/1/26	4,810	5,162
	New York NY GO	5.000%	8/1/26	100	105
	New York NY GO	5.000%	8/1/26	100	119
	New York NY GO	5.000%	8/1/26	1,070	1,317
	New York NY GO	5.000%	8/1/26	3,000	3,694
	New York NY GO	5.000%	8/1/26	28,000	34,476
	New York NY GO	5.000%	8/1/26	1,400	1,724
	New York NY GO	5.000%	8/1/26	13,000	16,007
	New York NY GO	5.000%	8/1/26	3,260	4,014
	New York NY GO	5.000%	4/1/27	2,280	2,838
	New York NY GO	5.000%	8/1/27	5,770	6,071
	New York NY GO	5.000%	8/1/27	9,990	10,718
	New York NY GO	5.000%	8/1/27	30,000	37,626
	New York NY GO	5.000%	8/1/27	46,000	57,693
	New York NY GO	5.000%	8/1/27	5,065	6,353
	New York NY GO	5.000%	4/1/28	1,500	1,899
	New York NY GO	5.000%	8/1/28	1,000	1,113
	New York NY GO	5.000%	8/1/28	22,500	28,669
	New York NY GO	5.000%	8/1/28	2,725	3,472
	New York NY GO	5.000%	8/1/31	1,000	1,072
[3]	New York NY GO	0.130%	8/1/34	22,310	22,310
[3]	New York NY GO	0.130%	8/1/34	15,280	15,280
	New York NY GO PUT	5.000%	2/1/24	30,000	33,319
[3,7]	New York NY GO TOB VRDO	0.150%	11/5/20	6,665	6,665
	New York NY GO VRDO	0.110%	11/2/20	23,255	23,255
	New York NY GO VRDO	0.360%	11/2/20	21,000	21,000
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/22	8,500	9,178
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	6,590	7,412
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	2,265	2,329
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	245	252
	New York State Dormitory Authority College & University Revenue	4.000%	5/1/22	965	1,001
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/22	450	475
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/22	4,090	4,378
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	2,170	2,436
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	279
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,907

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	786
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,331
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	2,000	2,410
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	3,035
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	10,355	12,979
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	2,840	3,032
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,000	1,230
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,520	1,776
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/21	1,060	1,090
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/22	500	535
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/23	1,145	1,267
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,150	2,558
	New York State Dormitory Authority College & University Revenue VRDO	0.120%	11/5/20	8,600	8,600
[3]	New York State Dormitory Authority College & University Revenue VRDO	0.130%	11/5/20	31,420	31,420
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/20	1,000	1,002
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	2,555	2,608
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,400	3,502
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	100	103
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	1,200	1,234
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,440	2,591
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,000	1,058
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,076
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	200	222
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	768
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,500	1,670
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,790	2,065
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,264
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	372
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,906
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,535	4,108
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	360
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	969
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	390	465
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,240	1,471
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	345
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,196
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	499
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	3,028
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	300	365
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	473
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	466
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,367
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	5,000	5,936
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/4/20	3,390	3,390
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	12,620	12,838
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/31/21	35,000	35,692
	New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/21	7,710	7,934
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	58,640	67,366
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	50,985	58,572
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	7,500	8,644
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	12,000	13,830
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	56,870	67,483
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	23,175	27,578
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	3,665	4,477
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,115	1,362
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	41,475	50,772
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	36,725
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	40,000	48,966
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/26	940	1,167
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	5,705	6,239
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	750	926
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	27,125	33,888
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	30,000	38,183
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	7,816
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	15,000	16,669
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	5	6
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	15	18
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	5,000	5,542
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	620	701

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,725	1,798
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,000	1,038
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	19,425	20,609
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	11,525	12,230
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	5,480	5,918
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	3,335	3,602
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,460	4,867
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,575	4,992
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	7,560	8,466
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	10,595	11,865
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/24	2,285	2,557
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,000	3,472
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,180	3,682
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	6,060	7,014
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	2,040	2,433
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	1,930	2,303
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	5,000	5,789
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	5,000	5,967
[5]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	3,500	4,246
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/21	1,850	1,923
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,310	1,429
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,350	1,529
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,250	1,468
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	900	1,092
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/26	4,070	5,060
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/27	5,250	6,677
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,900	3,085
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	42,500	48,980
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	37,485	44,713
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	3,245	3,706
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	6,422
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,204
[3,7]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.150%	11/5/20	3,365	3,365
[3,7]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.160%	11/5/20	1,800	1,800
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	5	6
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	3,935	4,377
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	15,212
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,000	10,865
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	25,968
	New York State Energy Research & Development Authority Natural Gas Revenue PUT	2.625%	7/3/23	30,000	31,383
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	3,185	3,373
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	5/1/21	7,115	7,141
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	2,935	2,948
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	3,500	3,516
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	2,560	2,578
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	1,300	1,301
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	5/1/22	4,215	4,230
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/22	6,870	7,076
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/22	1,875	1,884
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	3,040	3,152
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	8,570	8,604
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	7,500	7,565
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	2,585	2,603
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	1,150	1,155
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	600	602
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	4,175	4,185
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,615	9,021
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,260
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	16,025	16,115
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,509
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,264
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	6,139
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	2,250	2,286
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	1,450	1,469
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,100	4,097
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,500	2,500
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,695	16,826
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,890	4,880

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	2,625	2,629
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	107
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	295
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,752
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	2,992
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.875%	11/1/21	3,790	3,792
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	11/4/20	11,755	11,755
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.130%	11/4/20	30,000	30,000
	New York State Thruway Authority Highway Revenue	5.000%	1/1/21	2,465	2,482
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	2,240	2,354
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	6,200	6,517
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	190	200
	New York State Thruway Authority Highway Revenue	4.000%	1/1/23	900	967
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	1,000	1,095
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,610	1,827
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	5,665	6,427
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	285	323
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,650	4,286
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	812
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/26	715	743
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	50,035	50,898
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	24,920	25,350
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	10,625	10,808
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	25,065	26,663
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,500	4,787
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	45,845	48,769
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,035	2,345
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	615	709
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	13,500	16,574
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	16,000	20,079
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,884
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.120%	11/5/20	8,000	8,000
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.120%	11/5/20	4,660	4,660
	North Babylon Union Free School District BAN	1.500%	7/8/21	4,700	4,734
[3,7]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.180%	11/5/20	11,300	11,300
[3,7]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.200%	11/5/20	27,000	27,000
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/21	300	302
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/22	315	327
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/23	330	353
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	380
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/25	950	1,171
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/26	1,075	1,357
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/27	1,500	1,933
[2]	Oyster Bay NY GO	4.000%	11/1/24	950	1,078
[2]	Oyster Bay NY GO	4.000%	11/1/25	750	871
	Port Authority New York And New Jersey	0.250%	11/2/20	9,000	9,000
	Port Authority New York And New Jersey	0.280%	11/9/20	6,895	6,895
	Port Authority New York And New Jersey	0.250%	12/17/20	7,115	7,115
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	586
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	195	230
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	675	709
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/21	19,665	20,558
[1]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/23	600	654
[1]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	512
[1]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	811
[1]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	590
[1]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	619
	Schenectady NY BAN GO	2.000%	5/7/21	4,810	4,849
	South Glens Falls Central School District BAN GO	2.000%	7/23/21	20,000	20,223
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	10,120	10,366
[5]	Suffolk County NY GO	5.000%	2/1/21	4,580	4,630
[5]	Suffolk County NY GO	4.000%	10/15/21	2,035	2,103
[1]	Suffolk County NY GO	5.000%	11/1/21	7,405	7,706
[5]	Suffolk County NY GO	5.000%	5/15/22	10,310	11,010
[1]	Suffolk County NY GO	5.000%	11/1/22	7,735	8,340
[5]	Suffolk County NY GO	5.000%	5/15/23	10,845	12,034
[5]	Suffolk County NY GO	4.000%	10/15/24	4,640	5,236
[5]	Suffolk County NY GO	5.000%	10/15/24	2,945	3,438
[5]	Suffolk County NY GO	4.000%	10/15/25	4,730	5,462

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Suffolk County NY GO	5.000%	10/15/25	2,260	2,719
[2]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,899
[1,5]	Suffolk County NY GO	5.000%	5/15/26	7,850	9,511
[5]	Suffolk County NY GO	4.000%	10/15/26	4,820	5,641
[1,5]	Suffolk County NY GO	5.000%	11/1/26	9,160	11,258
[1,5]	Suffolk County NY GO	5.000%	5/15/27	3,250	4,017
[1,5]	Suffolk County NY GO	5.000%	11/1/27	9,615	12,029
[1,5]	Suffolk County NY GO	5.000%	5/15/28	3,430	4,309
[1,5]	Suffolk County NY GO	5.000%	11/1/28	1,670	2,120
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	468
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/20	500	501
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	850	926
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	715	838
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	195	229
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,035	1,144
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	8,415	9,290
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	532
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	500	552
[4]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.500%	0.600%	11/15/21	5,705	5,702
[4]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.370%	11/15/24	18,115	17,741
[3,7]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.160%	11/5/20	14,000	14,000
[3,7]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.270%	11/5/20	9,950	9,950
[4]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.700%	0.800%	2/1/21	13,785	13,792
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/21	645	663
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/21	2,140	2,208
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/22	1,055	1,125
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	4,115	4,402
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,630	1,792
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	4,295	4,735
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,541
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	5,357
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,200	2,649
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	4,560	4,664
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,500	3,559
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,000	4,246
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/23	10,000	10,984
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	10,963
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,948
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,030	2,475
	Utica NY BAN GO	2.000%	1/28/21	8,715	8,749
	Vestal NY Central School District BAN GO	1.500%	7/29/21	5,700	5,753
	Webster NY BAN GO	1.750%	7/7/21	5,000	5,044
	West Babylon Union Free School District GO	1.500%	6/25/21	11,200	11,285
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	335	335
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,305	1,391
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,388
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/21	4,800	5,026
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	2,000	2,094
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,610	1,770
					4,919,135
North Carolina (1.1%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,226
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	240
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/26	400	495
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/27	600	760
	Buncombe County NC Appropriations Revenue	5.000%	6/1/21	6,070	6,237
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	300	322
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	168
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	135	157
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/26	225	280
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/27	125	159
	Cabarrus County NC Lease (Appropriation) Revenue	5.000%	6/1/23	1,000	1,118
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/23	1,175	1,282
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/23	460	514
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	731
	Charlotte NC GO, Prere.	5.000%	7/1/22	11,140	12,017
	Charlotte NC Water & Sewer System Port, Airport & Marina Revenue	5.000%	7/1/24	1,565	1,816
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/22	4,275	4,495
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	130	142

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	1,875	2,125
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	762
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,761
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	23,000	25,313
[4]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	12/1/21	21,000	20,995
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/22	375	396
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	665	732
	Fayetteville Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Cross Creek Pointe Project) PUT	1.950%	1/1/21	2,960	2,967
	Guilford County NC GO	5.000%	3/1/25	18,855	22,674
	Guilford County NC GO	5.000%	5/1/25	10,390	12,570
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	318
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	375	409
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	445	500
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	350	405
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/26	1,000	1,236
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/27	1,000	1,265
	Mecklenburg County NC Appropriations Revenue	5.000%	10/1/21	4,100	4,278
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	3,200	3,331
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,020	1,107
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,140	1,283
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,115	2,459
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,535	9,356
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	7/1/22	8,500	9,161
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/21	4,300	4,366
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	2,270	2,411
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,890	4,131
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	8,500	9,418
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	8,265	9,535
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	12,175	14,583
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	11,205	13,831
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	6,425	6,952
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	9,315	10,311
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	6,000	6,580
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	375	381
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,105	1,139
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	900	981
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	800	835
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	510	546
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	2,133
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,032
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	971
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,250	1,364
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,498
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	261
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	494
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	890	974
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,717
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	251
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	850
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	976
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,900
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	609
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	928
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	1,024
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	696
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	370
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	320	320
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,771
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.470%	5/28/21	10,490	10,490
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/23	100	109
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	2,500	3,015
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/27	1,000	1,290
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/22	1,075	1,128
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	1,900	2,068
[5]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,435

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,454
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	604
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	16,265	18,376
	Raleigh NC GO	5.000%	2/1/21	975	986
[4]	University of North Carolina at Chapel Hill College & University Revenue PUT, 67% of 1M USD LIBOR + 0.350%	0.450%	12/1/21	5,100	5,100
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/23	300	339
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	468
					342,563
North Dakota (0.0%)
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), ETM	5.000%	7/1/21	650	669
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,200	1,235
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	2,280	2,386
[4]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.520%	2/1/22	2,500	2,501
	West Fargo ND GO	4.000%	5/1/23	500	542
	West Fargo ND GO	4.000%	5/1/25	350	401
	West Fargo ND GO	4.000%	5/1/26	500	586
	West Fargo ND GO	4.000%	5/1/27	425	493
					8,813
Ohio (2.8%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,796
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,475	3,695
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	75	89
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	605
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	250	302
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	440	540
	Akron OH Income Tax Revenue	5.000%	12/1/20	1,220	1,224
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	400
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	469
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	741
	Akron OH Income Tax Revenue	4.000%	12/1/27	800	945
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,800
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	4,260	4,403
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	300	315
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,775	4,072
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	436
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	9,010	10,084
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	624
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	18,289
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,367
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	30,064
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,423
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	3,139
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	5,081
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	12,200	12,941
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	3,485	3,727
[3,7]	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.250%	11/5/20	3,750	3,750
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/21	16,345	16,562
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/22	12,035	12,748
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,481
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	16,004
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/23	3,000	3,314
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	4,403
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,010	8,340
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects) PUT	2.250%	8/15/21	8,000	8,031
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/21	300	304
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/23	1,400	1,547
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22	540	572
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	425	469
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	424
	American Municipal Power Inc. Electric Power & Light Revenue PUT	2.300%	2/15/22	23,500	23,751
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,047
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	830	903
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,492
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	3,076
	Bowling Green State University College & University Revenue	5.000%	6/1/23	175	194
	Bowling Green State University College & University Revenue	5.000%	6/1/24	325	372
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,999

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	24,250	26,503
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,500	1,752
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,206
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	4,457
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,499
	Butler County OH Health, Hospital, Nursing Home Revenue, Prere.	5.500%	11/1/20	3,415	3,415
	Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/20	700	702
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	412
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	437
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	683
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,005	1,091
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,779
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	580
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	1,133
	Cincinnati City School District COP	5.000%	12/15/22	1,365	1,498
	Cincinnati OH GO	5.000%	12/1/22	300	329
	Cincinnati OH GO	5.000%	12/1/24	1,700	2,020
	Cincinnati OH Water System Water Revenue	5.000%	12/1/25	1,775	2,188
	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/20	220	220
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/21	335	351
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	420	459
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,680	1,837
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	461
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	562
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	245
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	305	334
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/21	1,000	1,008
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	2,080	2,291
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/26	650	801
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/27	550	696
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/21	455	458
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	3,270	3,422
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	450	471
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,850	2,019
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,120	1,223
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	3,810	4,315
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	525	595
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,025	2,359
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,180
	Cleveland OH Airport System Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	1,000	1,055
	Cleveland OH GO	4.000%	12/1/20	300	301
	Cleveland OH GO	5.000%	12/1/20	1,800	1,806
	Cleveland OH GO	4.000%	12/1/21	400	416
	Cleveland OH GO	5.000%	12/1/21	2,895	3,039
	Cleveland OH GO	5.000%	12/1/22	3,595	3,942
	Cleveland OH GO	4.000%	12/1/24	300	343
	Cleveland OH GO	5.000%	12/1/24	1,000	1,185
	Cleveland OH GO	3.000%	12/1/25	190	213
	Cleveland OH GO	4.000%	12/1/25	700	823
	Cleveland OH GO	5.000%	12/1/25	410	503
	Cleveland OH GO	3.000%	12/1/26	680	769
	Cleveland OH GO	4.000%	12/1/26	800	954
	Cleveland OH GO	3.000%	12/1/27	1,480	1,680
	Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,610	1,723
	Cleveland OH Income Tax Revenue	5.000%	10/1/22	265	288
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	275
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	220
	Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	260
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	340
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	317
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	234
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	232
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	273
	Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	212
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	265
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	354
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/22	1,975	2,082
	Columbus City School District GO	5.000%	12/1/24	100	119
	Columbus OH GO	5.000%	7/1/21	350	361

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	235	248
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	495
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	532
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	299
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	663
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,373
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	12
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/20	5,575	5,594
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21	4,110	4,300
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/22	9,725	10,421
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	280
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,946
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	636
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	4,660	5,037
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,655	6,306
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,590
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,053
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,051
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/21	1,070	1,124
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/22	1,075	1,179
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,143
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	535	611
[3,7]	Cuyahoga OH TOB VRDO	0.240%	11/6/20	4,100	4,100
	Dayton City School District GO	5.000%	11/1/20	5,000	5,000
	Dublin OH GO	3.000%	12/1/23	1,025	1,110
	Dublin OH GO	3.000%	12/1/24	1,060	1,175
	Dublin OH GO	3.000%	12/1/25	1,085	1,227
	Dublin OH GO	3.000%	12/1/26	1,125	1,289
	Fairfield County OH Health, Hospital, Nursing Home Revenue	5.000%	6/15/21	1,045	1,068
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	296
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	302
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	243
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	0.230%	2/1/21	5,200	5,200
[4]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.550%	11/15/21	7,500	7,497
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21	1,365	1,435
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,743
	Hamilton City School District GO	5.000%	12/1/21	3,475	3,648
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	1,000	1,024
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	526
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	500	533
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	950	1,078
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,859
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	614
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	22,668
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	753
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	4,969
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/21	450	451
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/22	470	484
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/23	1,450	1,528
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,456
[3,7]	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Obligated Group) TOB VRDO	0.250%	11/5/20	5,970	5,970
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,325	2,536
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	4,144
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	8,937
[1]	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	2,985	3,758
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	7,380	9,550
[2]	Hillsdale Local School District COP	4.000%	12/1/24	625	707
[2]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,331
[2]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	2,061
[2]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	2,193
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/21	2,280	2,297
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/23	1,725	1,896
[3,7]	JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	0.220%	11/5/20	20,080	20,080
	Kent State University College & University Revenue	5.000%	5/1/21	1,810	1,851
	Kent State University College & University Revenue	4.000%	5/1/22	3,015	3,175
	Kent State University College & University Revenue	4.000%	5/1/23	3,060	3,322
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,095	1,132
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,595	1,715
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	815	910

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	980	1,131
[3]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	17,600	20,646
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,390	2,472
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	100	103
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,140	5,309
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,605	5,787
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,055	1,089
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	240	248
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	4,355	4,493
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,545	1,587
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/21	3,095	3,244
[12]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	19,018
	Miami University OH College & University Revenue	5.000%	9/1/26	700	873
	Miami University OH College & University Revenue	5.000%	9/1/27	575	732
[1]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	587
[1]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	505	603
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/41	5,000	5,188
[2]	Midview Local School District COP	4.000%	11/1/25	700	808
[2]	Midview Local School District COP	4.000%	11/1/26	1,305	1,508
[2]	Midview Local School District COP	4.000%	11/1/27	500	586
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.750%	11/15/21	4,800	4,809
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,134
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	4,340
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	5,769
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,996
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/27	1,500	1,765
	Ohio Appropriations Revenue	5.000%	12/1/26	595	749
	Ohio Appropriations Revenue	5.000%	12/1/27	690	888
	Ohio COP	5.000%	3/1/23	1,000	1,062
	Ohio Department of Administrative Services COP	5.000%	3/1/21	365	371
	Ohio Department of Administrative Services COP	5.000%	3/1/23	325	360
	Ohio Department of Administrative Services COP	5.000%	9/1/25	675	821
	Ohio Department of Administrative Services COP	5.000%	9/1/26	970	1,213
	Ohio Department of Administrative Services COP	5.000%	3/1/27	500	632
	Ohio GO	5.000%	2/1/21	1,390	1,406
	Ohio GO	5.000%	4/1/21	2,280	2,325
	Ohio GO	5.000%	5/1/21	2,675	2,738
	Ohio GO	4.000%	3/1/25	5,000	5,432
	Ohio GO	5.000%	6/15/25	12,150	13,480
	Ohio GO	4.000%	2/1/26	7,905	8,404
	Ohio GO	5.000%	8/1/27	2,700	3,471
	Ohio GO	5.000%	9/15/27	1,000	1,290
	Ohio GO, Prere.	5.000%	9/15/21	4,410	4,593
	Ohio Government Fund/Grant Revenue	5.000%	12/15/20	3,195	3,213
	Ohio Government Fund/Grant Revenue	5.000%	12/15/20	3,525	3,544
	Ohio Government Fund/Grant Revenue	5.000%	12/15/21	4,090	4,306
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	10,130	12,024
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	154
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,000	1,204
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	172
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	615
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	220	264
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	3,500	4,079
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.410%	11/2/20	8,500	8,500
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.410%	11/2/20	10,875	10,875
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.480%	11/2/20	13,250	13,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/4/20	5,825	5,825
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/22	540	574
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/22	4,620	5,020
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/23	2,565	2,892
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	2,231
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,402
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,327
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,567
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,473
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	420
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	469
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	495
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/21	500	511

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/22	305	326
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	400	445
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	500	576
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	309
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/21	1,055	1,096
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/23	1,170	1,294
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/25	1,290	1,504
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	5,124
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	500	526
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	3,310	3,310
	Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/24	1,000	1,155
	Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/25	750	900
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.750%	6/1/21	1,060	1,069
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	890	969
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,000	1,090
	Ohio Lease (Appropriation) Revenue	5.000%	6/1/24	1,715	1,994
	Ohio Lease (Appropriation) Revenue	5.000%	6/1/25	2,790	3,366
	Ohio Lease (Appropriation) Revenue	5.000%	12/1/25	2,270	2,784
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,873
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/23	1,550	1,759
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,825
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,330
	Ohio Lease Revenue	5.000%	4/1/22	725	773
	Ohio Lease Revenue	5.000%	4/1/23	800	888
	Ohio Lease Revenue	5.000%	4/1/24	650	751
	Ohio Lease Revenue	5.000%	4/1/25	800	958
	Ohio Special Obligation Revenue	5.000%	6/1/21	1,110	1,140
	Ohio Special Obligation Revenue	5.000%	10/1/21	1,000	1,043
	Ohio Special Obligation Revenue	5.000%	10/1/22	550	599
	Ohio Special Obligation Revenue	5.000%	10/1/22	1,060	1,155
	Ohio Special Obligation Revenue	5.000%	6/1/23	1,060	1,187
	Ohio Special Obligation Revenue	5.000%	10/1/23	1,260	1,430
	Ohio Special Obligation Revenue	5.000%	2/1/26	1,500	1,847
	Ohio Special Obligation Revenue	5.000%	2/1/27	1,325	1,670
	Ohio Special Obligation Revenue, Prere.	5.000%	10/1/22	750	818
	Ohio State University College & University Revenue	5.000%	12/1/24	1,035	1,231
	Ohio State University College & University Revenue	5.000%	12/1/25	980	1,207
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,525	1,825
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,318
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/26	5,000	6,244
	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue VRDO	0.120%	11/4/20	16,425	16,425
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/20	7,500	7,528
	Penta Career Center COP	5.250%	4/1/24	2,915	3,105
	Princeton City School District GO	5.000%	12/1/22	700	767
	Princeton City School District GO	5.000%	12/1/23	1,350	1,542
	Princeton City School District GO	5.000%	12/1/25	815	966
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	1,000	1,003
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	335	350
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	380
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	563
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	609
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	537
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	699
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	650	657
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,125	1,183
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	3,354
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	1,073
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	1,142
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	863
	Southeastern Ohio Port Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	735	786
	South-Western City School District GO	5.000%	12/1/23	1,095	1,253
[5]	Toledo OH GO	5.000%	12/1/25	1,435	1,747
	University of Akron College & University Revenue	5.000%	1/1/24	955	1,078
	University of Akron College & University Revenue	5.000%	1/1/24	535	604
	University of Akron College & University Revenue	5.000%	1/1/25	2,795	3,265
	University of Akron College & University Revenue	5.000%	1/1/26	4,025	4,688
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,485
	University of Toledo College & University Revenue	5.000%	6/1/22	2,480	2,646
	University of Toledo College & University Revenue	5.000%	6/1/23	3,000	3,325

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,495	2,560
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	283
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	949
					900,252
Oklahoma (0.4%)
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/23	1,020	1,117
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,129
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/21	5,020	5,156
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/22	1,585	1,702
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/23	3,655	4,092
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	2,150	2,214
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,375	2,529
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	5,040	5,542
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/21	1,000	1,031
[1]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/26	1,250	1,552
[1]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/27	1,300	1,654
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	2,520	2,606
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,325	1,427
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	1,134
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,230	1,455
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,360
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	2,155	2,357
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	715	805
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	2,050	2,367
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,600	1,882
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	1,600	1,917
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	2,650	3,223
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	4,245	4,669
	Oklahoma State University College & University Revenue	5.000%	9/1/24	190	223
	Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,154
	Oklahoma State University College & University Revenue	5.000%	9/1/26	2,450	3,060
	Oklahoma State University College & University Revenue	5.000%	9/1/27	3,765	4,825
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/22	1,000	1,062
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,193
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,268
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,227
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,213
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,196
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,064
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/21	1,470	1,527
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/22	2,145	2,327
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/21	825	856
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	855	926
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	530	596
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,919
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	4,193
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	4,469
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	12,989
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	13,438
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,510	1,797
	University of Oklahoma College & University Revenue	5.000%	7/1/26	1,620	1,976
	University of Oklahoma College & University Revenue	5.000%	7/1/28	500	601
					121,019
Oregon (0.4%)
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	730	910
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/27	500	640
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	378
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	925
	Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	832
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	242
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	371
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	378
	Forest Grove OR College & University Revenue	4.000%	5/1/21	400	404
	Forest Grove OR College & University Revenue	5.000%	5/1/22	350	367
	Hillsboro School District No. 1J GO	4.000%	6/15/25	500	582
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	11,435	13,165
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	361

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	500	615
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	627
	Metro OR GO	5.000%	6/1/23	2,805	3,144
	Metro OR GO	5.000%	6/1/25	3,330	4,031
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,786
	Oregon (Q State Project) GO	5.000%	5/1/26	1,470	1,834
	Oregon (Q State Project) GO	5.000%	5/1/27	1,300	1,667
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	3,410	3,738
	Oregon GO	5.000%	8/1/21	1,750	1,812
	Oregon GO	5.000%	6/1/26	1,340	1,676
	Oregon GO	5.000%	6/1/27	2,000	2,571
	Oregon GO, Prere.	5.000%	5/1/23	5,560	6,213
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/25	16,985	19,109
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	1,445	1,518
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,985	5,551
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.160%	11/5/20	9,900	9,900
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	501
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	361
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	349
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/22	750	801
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/23	675	750
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/20	1,275	1,277
	Oregon State Lottery Revenue	5.000%	4/1/21	7,000	7,137
	Oregon State Lottery Revenue	5.000%	4/1/26	5,000	5,549
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,797
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/22	1,470	1,601
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/23	2,575	2,918
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,625	3,086
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	6,213
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	1,121
	Portland Community College District GO	5.000%	6/15/24	1,125	1,315
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	106
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	119
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	127
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,242
[6]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/25	275	322
[6]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/26	355	427
[6]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/27	525	648
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	1,715	1,763
					126,877
Pennsylvania (5.3%)
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,685
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,816
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	281
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	2,072
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/22	1,000	1,034
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	260	262
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	707
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	515
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	1,015	1,045
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	500	546
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,800	1,908
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,875	2,065
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	800	894
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	165	172
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,716
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	355	369
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,335	10,999
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	7,362
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	11,575
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, 67% of 3M USD LIBOR + 0.720%	0.888%	2/1/21	1,545	1,543
[3,4,7]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB PUT, SIFMA Municipal Swap Index Yield + 0.170%	0.290%	12/1/20	10,000	10,000
[3,7]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.140%	11/2/20	9,105	9,105
[3,7]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.180%	11/2/20	3,705	3,705
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/20	3,025	3,036

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	850	1,053
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	200	248
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	400	516
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	375	484
[2]	Allentown City School District GO	5.000%	2/1/24	1,135	1,280
[2]	Allentown City School District GO	5.000%	2/1/25	955	1,125
	Allentown City School District GO TRAN	2.375%	3/31/21	1,650	1,650
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,626
[7]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	1,025	1,058
[7]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/23	800	841
[5]	Altoona PA Sewer GO	5.000%	12/1/24	150	176
[5]	Altoona PA Sewer GO	5.000%	12/1/25	250	302
[5]	Altoona PA Sewer GO	5.000%	12/1/26	250	309
[2]	Armstrong School District GO	3.000%	3/15/25	575	630
[2]	Armstrong School District GO	3.000%	3/15/26	875	970
	Beaver County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/21	1,370	1,404
	Beaver County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/21	1,500	1,538
[2]	Beaver County PA GO	4.000%	4/15/21	690	700
[2]	Beaver County PA GO	4.000%	4/15/22	725	758
[2]	Beaver County PA GO	5.000%	4/15/24	1,090	1,241
[2]	Beaver County PA GO	5.000%	4/15/25	1,435	1,687
	Bensalem Township School District GO	3.000%	6/1/23	115	122
	Bensalem Township School District GO	3.000%	6/1/24	500	542
	Bensalem Township School District GO	4.000%	6/1/25	315	362
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/21	500	516
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/23	1,770	1,897
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	2,255	2,453
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/22	550	568
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	600	633
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/25	600	655
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/26	1,000	1,108
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/27	1,100	1,229
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project) PUT	5.000%	2/1/25	8,535	9,182
	Bethel Park School District GO	5.000%	8/1/22	540	585
	Bethel Park School District GO	5.000%	8/1/23	850	956
[4]	Bethlehem Area School District Lease Revenue PUT, 70% of 1M USD LIBOR + 0.480%	0.581%	11/1/21	10,130	10,104
[4]	Bethlehem Area School District Miscellaneous Revenue PUT, 70% of 1M USD LIBOR + 0.490%	0.591%	11/1/21	6,615	6,599
[2]	Bethlehem Authority Water Revenue	5.000%	11/15/20	1,000	1,002
[5]	Bethlehem PA GO	5.000%	12/1/23	295	336
[5]	Bethlehem PA GO	5.000%	12/1/24	290	343
[5]	Bethlehem PA GO	5.000%	12/1/25	530	648
[2]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	6/1/21	4,510	4,629
[2]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/22	605	639
[2]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/23	515	562
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	575	584
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,214
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,765	1,928
[2]	Capital Region Water Revenue	5.000%	7/15/23	1,705	1,903
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,188
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,168
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,253
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,369
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	680	787
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,537
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	2,210
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	2,099
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/21	580	596
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/22	420	443
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,120
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,146
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/21	1,070	1,098
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/22	1,120	1,192
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,180	1,299
[2]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/20	345	346
[2]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/21	315	329
[2]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/22	400	435
[2]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	442
[2]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	475
[2]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	431

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Coatesville School District GO	5.000%	8/1/22	2,070	2,225
[5]	Coatesville School District GO	5.000%	8/1/23	3,735	4,164
	Coatesville School District GO TRAN	5.000%	11/13/20	1,100	1,101
[5]	Coatesville School District GO, ETM	5.000%	8/1/22	210	227
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	250	278
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	2,018
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	500	597
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	1,925	2,297
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	613
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,942
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,000	1,026
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,785	1,909
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	3,033
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,467
	Commonwealth of Pennsylvania COP	5.000%	7/1/21	350	360
	Commonwealth of Pennsylvania COP	5.000%	7/1/23	250	280
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	347
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	596
	Commonwealth of Pennsylvania GO	5.000%	3/1/21	27,700	28,127
	Commonwealth of Pennsylvania GO	5.000%	7/15/21	500	516
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	1,000	1,041
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	500	520
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	12,530	13,311
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,065	14,304
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	22,461
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	20,000	22,536
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	4,840	5,472
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	38,451
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	3,120	3,775
[5]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	15,066
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	38,000	47,195
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,000	1,247
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	870	1,106
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	155
[3,7]	Commonwealth of Pennsylvania GO TOB VRDO	0.150%	11/5/20	10,000	10,000
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,000	3,224
[5]	Cornell School District GO	2.000%	9/1/21	180	182
[5]	Cornell School District GO	4.000%	9/1/24	500	558
	Dauphin County PA GO	4.000%	11/15/24	2,735	3,130
	Dauphin County PA GO	5.000%	11/15/25	3,340	4,084
	Dauphin County PA GO	5.000%	11/15/26	3,785	4,750
	Dauphin County PA GO	5.000%	11/15/27	500	644
	Delaware County Authority College & University Revenue	5.000%	8/1/21	735	759
[1]	Delaware County Authority College & University Revenue	4.000%	10/1/21	95	97
	Delaware County Authority College & University Revenue	5.000%	12/1/21	500	524
	Delaware County Authority College & University Revenue	5.000%	8/1/22	400	431
[1]	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	103
	Delaware County Authority College & University Revenue	5.000%	12/1/22	415	453
[1]	Delaware County Authority College & University Revenue	5.000%	10/1/23	115	124
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	889
[1]	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	274
[1]	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	295
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/21	455	469
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	310	334
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/25	1,000	1,215
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/25	1,065	1,294
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/26	2,015	2,519
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/26	1,700	2,125
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	10,000	11,366
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,075	17,758
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,500	15,196
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/22	2,410	2,518
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	3,635	3,896
[4]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.540%	9/1/22	550	547
[4]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.650%	9/1/23	2,750	2,725
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,820	1,904
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/21	570	587

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	554
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,522
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	2,252
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	424
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,757
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	764
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	972
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	1,053
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	1,117
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,560	1,805
	Easton Area School District GO	4.000%	4/1/26	1,350	1,596
	Easton Area School District GO	4.000%	4/1/27	1,600	1,921
[5]	Erie School District GO	5.000%	4/1/21	400	407
[5]	Erie School District GO	5.000%	4/1/23	315	347
[5]	Erie School District GO	5.000%	4/1/25	475	563
[5]	Erie School District GO	5.000%	4/1/26	575	701
[2,10]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	2,025
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	545
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	552
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	570	636
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	725
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,000	15,849
[5]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,428
[5]	Harrisburg School District GO	5.000%	11/15/25	5,085	6,181
	Kennett Consolidated School District GO	4.000%	2/15/24	500	558
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	793
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	582
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,429
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	305	383
[2]	Lackawanna County PA GO	4.000%	3/15/22	255	267
[2]	Lackawanna County PA GO	4.000%	3/15/23	265	287
[2]	Lackawanna County PA GO	4.000%	3/15/24	310	345
[2]	Lackawanna County PA GO	4.000%	3/15/25	300	343
[2]	Lackawanna County PA GO	4.000%	3/15/26	400	467
[2]	Lackawanna County PA GO	4.000%	3/15/27	500	592
	Lancaster County PA GO	4.000%	11/1/23	125	138
	Lancaster County PA GO	4.000%	11/1/24	255	289
	Lancaster County PA GO	4.000%	11/1/25	280	325
	Lancaster County PA GO	4.000%	11/1/26	325	384
	Lancaster County PA GO	4.000%	11/1/27	500	598
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	2,750	2,963
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/22	915	943
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/23	700	733
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,378
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/20	2,850	2,865
[5]	Lancaster PA GO	5.000%	11/1/27	1,290	1,565
[5]	Lancaster School District GO	4.000%	6/1/22	530	560
[5]	Lancaster School District GO	5.000%	6/1/23	200	223
[5]	Lancaster School District GO	4.000%	6/1/24	365	409
[5]	Lancaster School District GO	4.000%	6/1/25	320	368
[5]	Lancaster School District GO	5.000%	6/1/25	200	239
[5]	Lancaster School District GO	4.000%	6/1/26	430	504
[5]	Lancaster School District GO	5.000%	6/1/26	500	613
[5]	Lancaster School District GO	4.000%	6/1/27	500	596
[5]	Lancaster School District GO	5.000%	6/1/27	200	251
	Lansdale Borough PA GO	4.000%	10/1/22	250	266
	Lansdale Borough PA GO	4.000%	10/1/23	300	329
	Lansdale Borough PA GO	4.000%	10/1/24	250	282
	Lansdale Borough PA GO	2.000%	10/1/25	650	680
	Lansdale Borough PA GO	2.000%	10/1/26	300	310
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	938	948
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	590
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	860	959
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,291
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	5,659
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,975	2,410
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	2,987
[5]	Luzerne County IDA Lease Revenue	5.000%	12/15/20	1,760	1,769
[5]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,129

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,554
[5]	Luzerne County PA GO	5.000%	12/15/20	1,000	1,005
[5]	Luzerne County PA GO	5.000%	12/15/21	1,000	1,050
[5]	Luzerne County PA GO	5.000%	12/15/22	750	819
[5]	Luzerne County PA GO	5.000%	12/15/23	750	848
[5]	Luzerne County PA GO	5.000%	12/15/23	750	848
[5]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,753
[5]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,169
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	598
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	631
	Manheim Township School District GO	4.000%	2/1/26	1,900	2,232
	Manheim Township School District GO	4.000%	2/1/27	1,250	1,496
[4]	Manheim Township School District GO PUT, 68% of 1M USD LIBOR + 0.470%	0.571%	11/1/21	2,000	1,996
[4]	Manheim Township School District GO, 68% of 1M USD LIBOR + 0.320%	0.421%	5/3/21	1,000	999
[4]	Manheim Township School District GO, 68% of 1M USD LIBOR + 0.420%	0.521%	11/1/21	1,100	1,098
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	700	720
	Monroeville PA GO	2.500%	6/1/26	1,205	1,206
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/21	1,550	1,565
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,839
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	1,195	1,224
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,320	1,357
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/21	715	720
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,725	1,858
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,380	1,459
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	790	800
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	2,078
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,610	1,857
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	485
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	391
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	432
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,553
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,770
[4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.840%	9/1/23	10,625	10,620
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	3.000%	12/1/20	250	250
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/21	2,175	2,186
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	3.000%	12/1/21	300	302
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/22	4,500	4,627
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,095
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	1,000	1,088
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,112
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,070	1,148
[2]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,652
[2]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,241
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.160%	0.280%	11/1/20	690	690
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.460%	0.580%	11/1/23	860	855
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.680%	11/1/24	500	497
	Northampton County General Purpose Authority College & University Revenue (Moravian College Project)	5.000%	7/1/27	1,000	1,035
	Northampton County General Purpose Authority College & University Revenue VRDO	0.140%	11/5/20	20,875	20,875
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,510	1,559
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	3,885	4,171
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,185	2,434
	Northampton County IDA Health, Hospital, Nursing Home Revenue	3.750%	7/1/21	1,005	1,008
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/22	925	949
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,030
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	1,380	1,430
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	562
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	544
[5]	Octorara Area School District GO	4.000%	4/1/22	350	367
[5]	Octorara Area School District GO	4.000%	4/1/24	325	363

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Octorara Area School District GO	4.000%	4/1/26	750	879
	Pennsbury School District GO	5.000%	1/15/21	1,250	1,262
	Pennsbury School District GO	5.000%	1/15/22	1,155	1,219
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	2,250	2,275
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/21	200	204
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,775	2,930
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/22	345	366
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	270	287
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,795
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	345
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	8,838
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	475
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,370	3,002
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project)	2.150%	11/1/21	1,250	1,265
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	2.800%	12/1/21	10,000	10,258
[3,7]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) TOB VRDO	0.270%	11/5/20	7,335	7,335
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/21	2,120	2,211
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/21	3,000	3,129
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/22	5,010	5,457
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	6,225	6,936
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	1,450	1,616
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	202
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,628
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	4,220	4,877
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,774
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	209
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	4,510	5,393
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,943
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	673
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,212
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	5,244
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	750
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	850
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,080
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	2,000	2,049
	Pennsylvania Higher Educational Facilities Authority College & University Revenue PUT	2.875%	4/30/21	750	750
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	3,035	3,139
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	750	808
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	3,000	3,371
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/4/20	31,215	31,215
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	226
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	251
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	241
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	493
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	408
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	632
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	11,145	12,150
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	4,000	4,384
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	366
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	230	265
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	400
	Pennsylvania State University College & University Revenue	5.000%	3/1/26	710	876
	Pennsylvania State University College & University Revenue	5.000%	3/1/27	1,150	1,455
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	4,080	4,433
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/20	1,805	1,811
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/20	425	427
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/21	29,715	30,394
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	1,250	1,303
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	6,130	6,439
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	490	515
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/22	34,980	37,148
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	500	549
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	320	351
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	9,195	10,150
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	28,505	31,467
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	670	740

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	589
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	744
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,751
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,287
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	629
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	4,000	4,757
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	291
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	3,685	4,383
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	1,017
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,835
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,480	1,746
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,667
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	4,186
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	7,795	9,582
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	898
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	850	1,045
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	307
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,470
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	5,415
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,235
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	629
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	629
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,000	2,470
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	891
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	283
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,364
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,050	1,322
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	500	644
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.100%	11/5/20	12,955	12,955
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.100%	11/5/20	30,000	30,000
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	2,300	2,415
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	1,000	1,051
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.430%	0.550%	12/1/21	10,000	10,006
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.500%	0.620%	12/1/21	25,000	25,003
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.720%	12/1/23	8,000	8,046
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.820%	12/1/23	5,000	5,027
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	1.020%	12/1/21	5,000	5,016
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.100%	12/1/21	18,130	18,198
[3,5,7]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.130%	11/2/20	2,600	2,600
[3,5,7]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.130%	11/2/20	7,500	7,500
[3,7]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.150%	11/5/20	31,700	31,700
	Peters Township School District Washington County GO	4.000%	9/15/23	190	209
	Peters Township School District Washington County GO	5.000%	1/15/24	125	143
	Peters Township School District Washington County GO	5.000%	9/15/24	150	176
	Peters Township School District Washington County GO	5.000%	1/15/25	200	237
	Peters Township School District Washington County GO	5.000%	9/15/25	250	303
	Peters Township School District Washington County GO	5.000%	1/15/26	275	336
	Peters Township School District Washington County GO	5.000%	9/15/26	185	230
	Peters Township School District Washington County GO	5.000%	1/15/27	275	345
	Peters Township School District Washington County GO	5.000%	9/15/27	625	796
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	365	374
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/21	1,060	1,080
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/21	3,660	3,729
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/21	125	129
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	750	798
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	5,695	6,061
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/22	1,920	1,978
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	350	372
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	650	719
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	5,705	6,314
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/24	1,045	1,170
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/25	1,845	2,201
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/26	2,385	2,908
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/27	2,500	3,105
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/22	4,470	4,874
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	6,136
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/23	2,565	2,789
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	3,328
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,671

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	12,096
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	6,327
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,300	5,253
[5]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	800	972
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,115	3,377
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/23	1,015	1,140
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	1,059
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,308
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,702
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,593
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.100%	11/5/20	20,000	20,000
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	715	731
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,056
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,750	2,992
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	7,195	8,040
[5]	Philadelphia Municipal Authority Lease (Non-Terminable) Revenue	5.000%	1/15/24	1,400	1,601
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/21	1,250	1,288
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/22	1,020	1,097
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	860	959
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	752
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	770	919
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,160	1,420
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	960	1,171
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,400	1,750
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,005	1,250
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,750	2,225
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,055	1,332
	Philadelphia PA GO	5.000%	2/1/21	750	758
	Philadelphia PA GO	5.000%	8/1/21	3,500	3,612
	Philadelphia PA GO	5.000%	8/1/22	4,810	5,169
	Philadelphia PA GO	5.000%	8/1/22	7,500	8,059
	Philadelphia PA GO	5.000%	8/1/22	1,660	1,784
	Philadelphia PA GO	5.000%	8/1/22	2,380	2,558
	Philadelphia PA GO	5.000%	8/1/24	2,640	3,055
	Philadelphia PA GO	5.000%	8/1/25	8,150	9,748
	Philadelphia PA GO	5.000%	8/1/25	4,800	5,741
	Philadelphia PA GO	5.000%	8/1/26	5,000	6,022
	Philadelphia PA GO	5.000%	8/1/26	4,555	5,588
	Philadelphia PA GO	5.250%	7/15/27	200	229
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/20	500	500
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/21	1,065	1,098
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/21	1,285	1,324
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/22	520	568
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/23	5,085	5,770
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	484
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,161
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/24	1,400	1,655
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,345	1,646
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,740	4,578
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,795	2,243
	Philadelphia Parking Authority Port, Airport & Marina Revenue	5.250%	9/1/24	4,025	4,039
	Philadelphia School District GO	5.000%	9/1/21	8,000	8,280
	Philadelphia School District GO	5.000%	9/1/21	2,745	2,841
	Philadelphia School District GO	5.000%	9/1/21	5,060	5,237
	Philadelphia School District GO	5.000%	9/1/21	6,500	6,727
	Philadelphia School District GO	5.000%	9/1/22	4,000	4,313
	Philadelphia School District GO	5.000%	9/1/22	6,445	6,950
	Philadelphia School District GO	5.000%	9/1/22	1,035	1,116
	Philadelphia School District GO	5.000%	9/1/22	3,500	3,774
	Philadelphia School District GO	5.000%	9/1/23	6,450	7,226
	Philadelphia School District GO	5.000%	9/1/23	6,260	7,013
	Philadelphia School District GO	5.000%	9/1/23	2,820	3,159
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,488
	Philadelphia School District GO	5.000%	9/1/24	310	359
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,158
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,237
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,401
	Philadelphia School District GO	5.000%	9/1/25	1,825	2,168
	Philadelphia School District GO	5.000%	9/1/26	2,690	3,283

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,827
[5,8]	Philadelphia School District GO	5.000%	6/1/27	1,255	1,573
	Philadelphia School District GO	5.000%	9/1/27	4,105	5,115
	Philadelphia School District GO	5.000%	9/1/27	2,500	3,112
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Hotel Occupancy Tax Revenue	5.000%	2/1/26	3,030	3,230
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	3.000%	2/1/21	725	730
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/22	600	627
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	885	955
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	850	946
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	930	1,063
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/26	2,000	2,441
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/27	2,250	2,802
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/28	2,585	3,283
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	4.000%	12/15/21	700	727
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/23	500	566
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/24	500	587
	Pittsburgh PA GO	5.000%	9/1/23	420	474
	Pittsburgh PA GO	5.000%	9/1/24	520	610
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	14,360	15,573
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	15,225	17,191
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	20,147
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	837
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	811
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	960	1,228
[4,5]	Pittsburgh Water & Sewer Authority Water Revenue PUT, 70% of 1M USD LIBOR + 0.640%	0.765%	12/1/20	54,650	54,652
[5]	Pocono Mountain School District GO	4.000%	9/1/23	2,650	2,906
	Port Authority of Allegheny County Sales Tax Revenue	5.750%	3/1/29	3,100	3,151
[5]	Reading School District GO	5.000%	3/1/24	665	759
	Scranton PA School District GO	5.000%	6/1/22	2,150	2,292
[4]	Scranton PA School District GO PUT, 68% of 1M USD LIBOR + 0.850%	0.951%	4/1/21	2,630	2,630
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	190	228
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,795	3,180
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/21	375	385
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	402
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	557
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	578
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	750	897
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/26	2,000	2,457
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/27	2,250	2,828
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/21	675	685
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	360	383
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/23	885	980
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/24	700	806
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/25	750	895
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	900	901
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	1,245	1,247
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	562
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	2,268
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/20	255	255
	State Public School Building Authority College & University Revenue	5.000%	5/1/21	1,180	1,205
[2]	State Public School Building Authority College & University Revenue	5.000%	6/15/21	1,345	1,381
	State Public School Building Authority College & University Revenue	5.000%	5/1/22	1,050	1,118
[2]	State Public School Building Authority College & University Revenue	5.000%	6/15/22	1,160	1,241
[2]	State Public School Building Authority College & University Revenue	5.000%	6/15/23	2,580	2,874
[2]	State Public School Building Authority College & University Revenue	5.000%	6/15/33	1,885	1,997
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/21	2,670	2,775
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/22	1,590	1,684
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	594
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,258
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	878
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,303
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,219
[4]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.240%	0.360%	9/15/21	7,850	7,847
[4]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.480%	2/15/24	24,000	23,989
	Westmoreland County Municipal Authority Multiple Utility Revenue	0.000%	8/15/23	5,020	4,932
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/25	1,000	1,003

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/20	2,465	2,465
[2]	Woodland Hills School District GO	4.000%	9/1/26	600	702
[2]	Woodland Hills School District GO	4.000%	9/1/27	630	749
[2]	York County School of Technology Authority Lease Revenue	5.000%	2/15/23	1,265	1,394
[2]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,000	1,146
[2]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,605
					1,724,848
Puerto Rico (0.5%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/21	125	126
	Commonwealth of Puerto Rico GO	5.500%	7/1/21	2,655	2,684
[5]	Commonwealth of Puerto Rico GO	4.000%	7/1/22	65	67
[11]	Commonwealth of Puerto Rico GO	5.500%	7/1/22	20	21
[5]	Commonwealth of Puerto Rico GO	5.250%	7/1/24	600	614
[5]	Commonwealth of Puerto Rico GO	5.375%	7/1/25	125	128
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/21	8,585	8,735
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	910	926
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/24	1,305	1,362
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	50	51
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	2,285	2,296
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	4,625	4,646
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/21	5,270	5,319
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	270	271
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,505	1,512
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	4,180	4,199
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	1,805	1,841
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	700	704
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,410	1,419
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	110	112
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	145	148
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	306
[11]	Puerto Rico Highway & Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	15	15
[5]	Puerto Rico Highway & Transportation Authority Highway Revenue	5.500%	7/1/23	375	403
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/20	5,250	5,269
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/21	4,200	4,396
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/22	3,505	3,814
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/23	3,665	4,138
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/24	4,200	4,902
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/25	8,630	10,368
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/26	12,355	15,151
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/27	3,200	4,001
[11]	Puerto Rico Municipal Finance Agency Lease Revenue	5.250%	8/1/22	20	21
[11]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/21	40	41
	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.500%	7/1/21	155	157
[11]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/23	25	27
[5]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/27	100	103
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	14,769	13,624
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	48,495	41,032
					144,949
Rhode Island (0.4%)
[5]	Providence Public Building Authority Lease (Non-Terminable) Revenue	4.000%	9/15/24	500	557
[5]	Providence Public Building Authority Lease (Non-Terminable) Revenue	5.000%	9/15/25	500	594
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,000	6,288
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	6,015	6,707
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	3,140	3,636
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	3,615	4,334
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/21	1,355	1,391
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	533
[5]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	4.000%	5/15/21	10,470	10,667
[5]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	4.000%	5/15/22	11,705	12,334
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/21	200	206
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/21	400	415
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/21	405	420
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	610	660
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	450	486
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	200	216
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	450	505
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	640	716
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	300	336

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	365	424
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	775
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	1,110	1,289
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	225	269
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	400	478
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	2,330	2,375
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	5,625	5,703
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,510	2,649
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,500	2,573
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,295	2,497
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,700	2,816
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/21	1,650	1,714
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/22	290	310
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/23	215	239
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/24	235	271
[5]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/25	200	239
[5]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/26	200	245
	Rhode Island Health and Educational Building Corp. Miscellaneous Revenue	5.000%	5/15/21	2,000	2,048
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	330
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	307
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	618
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,245	11,238
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	3,500	3,899
[12]	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	10/1/22	4,000	4,002
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/22	140	152
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	175
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	241
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	308
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	309
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,755	2,824
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/22	2,615	2,784
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	16,223
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	5,260	5,408
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	315	360
					127,093
South Carolina (1.6%)
	Aiken County SC Consolidated School District GO	5.000%	4/1/24	4,075	4,727
	Aiken County SC Consolidated School District GO	5.000%	4/1/25	2,180	2,624
	Beaufort County SC School District GO	5.000%	3/1/21	3,320	3,372
	Berkeley County School District Miscellaneous Revenue	5.000%	12/1/20	1,000	1,004
	Charleston County School District GO	5.000%	2/1/21	1,135	1,148
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/26	10,000	11,305
[4]	Charleston SC Waterworks & Sewer System Water Revenue PUT, 70% of 1M USD LIBOR + 0.370%	0.473%	1/1/22	25,000	24,955
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/25	550	634
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/26	560	692
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/27	450	571
	Darlington County School District GO	5.000%	3/1/24	3,605	4,165
	Darlington County School District GO	5.000%	3/1/25	3,825	4,587
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	996
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/25	3,130	3,807
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/26	4,320	5,402
	Georgetown County School District GO	5.000%	3/1/27	4,085	5,175
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	560	571
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,055	1,119
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,050
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/20	600	602
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/21	1,015	1,066
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/22	1,000	1,088
	Lancaster County SC School District GO	5.000%	3/1/25	4,140	4,965
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	550	550
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	550	597
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	2,173
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	828
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	520	626
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	3,200	3,330
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/21	1,000	1,023
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/21	1,245	1,297
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/22	1,240	1,339
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/22	1,390	1,519

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	46,545	51,272
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	7,310	7,366
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	9,528
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,462
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,749
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/21	685	690
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/22	780	822
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/22	165	174
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	1,110	1,210
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	190	207
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,131
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	153
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	193
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	374
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/20	3,460	3,472
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/21	2,950	3,094
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/22	4,075	4,432
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	3,145	3,690
[3,7]	South Carolina Jobs Economic Development Authority Hospital Revenue (Bon Secours Mercy Health Inc.)TOB VRDO	0.270%	11/5/20	7,520	7,520
[3,7]	South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.) TOB VRDO	0.270%	11/5/20	15,055	15,055
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,138
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	2,172
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	1,153
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,050	3,675
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	578
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	1,031
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/23	1,860	2,040
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	2,073
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	308
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	29,740
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/20	1,765	1,765
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/21	1,000	1,035
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	8/1/22	1,500	1,597
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,500	1,691
[1]	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/21	135	142
[1]	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/22	145	158
[1]	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/23	165	187
[1]	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/24	185	217
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/21	3,825	4,015
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/22	2,025	2,214
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,775	3,256
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	1,059
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/20	39,545	39,687
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	715	751
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	10,075	11,013
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	7,500	8,198
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	1,185	1,295
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	580	634
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	590
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	3,575	4,059
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	550	647
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,065	11,832
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,800	12,899
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	1,645	1,951
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	465	568
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	90	109
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/20	4,115	4,130
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/20	665	667
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	3,270	3,432
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/22	585	626
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/23	600	643
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/25	1,105	1,162
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/25	1,040	1,115
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	1,045	1,097
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	1,380	1,477

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	450	473
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	615	660
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	995	1,069
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	525	564
[12]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,945	4,259
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	7,585	8,409
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	6,000	6,651
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	5.000%	10/1/23	4,885	5,505
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	7,050	7,945
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	16,200	18,906
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	19,569
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	10,841
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	21,790	26,946
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,847
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	414
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	570
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	588
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,227
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	893
	University of South Carolina College & University Revenue	5.000%	5/1/23	1,000	1,105
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	858
	University of South Carolina College & University Revenue	5.000%	5/1/25	750	885
	York County SC GO	5.000%	4/1/25	3,825	4,436
					508,947
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,785	3,088
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	980	1,086
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/21	800	814
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/22	375	398
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/23	750	825
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,276
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,177
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/20	665	665
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	645	645
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	185	192
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	500	518
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	550	575
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,285	1,392
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	140	152
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	435
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	535	582
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	750	842
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	214
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,162
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	234
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	600
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	578
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	888
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	943
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,153
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,317
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	7,325	7,967
					33,718
Tennessee (1.5%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,177
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,600	1,924
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/21	2,500	2,599
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/22	2,015	2,190
	Clarksville Natural Gas Acquisition Corp. Natural Gas Revenue	5.000%	12/15/20	1,150	1,156
[3]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.160%	11/2/20	2,840	2,840
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,075	1,103
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,265	1,348
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	992
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,500	3,860
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,810	3,099
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	1,035	1,053
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	3,545	3,757
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,000	1,139

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,100	1,328
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,335	1,375
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	960	1,008
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	145	154
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,085
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,370	1,506
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,399
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,944
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	2,179
	Knox County TN GO	5.000%	6/1/25	1,375	1,664
[1]	Knox County TN GO	5.000%	6/1/26	1,110	1,379
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/24	775	921
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/26	600	758
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/27	435	562
	Memphis TN Gas Natural Gas Revenue	5.000%	12/1/24	665	791
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/26	665	838
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/27	750	967
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/22	5,280	5,433
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	425	429
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	1.550%	11/3/20	2,500	2,500
	Metropolitan Government of Nashville & Davidson County TN	0.280%	11/16/20	25,000	25,000
	Metropolitan Government of Nashville & Davidson County TN	0.350%	11/19/20	25,000	24,999
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	18,905	21,262
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	3,945	4,248
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	46,420	52,129
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,375	28,413
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	14,485	16,250
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,184
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	850	1,030
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,234
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	1,350	1,379
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,210	1,340
	Shelby County TN GO	5.000%	4/1/25	4,710	5,670
	Sullivan County TN GO	5.000%	5/1/21	2,705	2,768
	Sullivan County TN GO	5.000%	5/1/22	2,745	2,938
	Sullivan County TN GO	5.000%	5/1/23	2,985	3,329
[3]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	54,380	63,151
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/21	8,535	8,625
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/21	13,315	13,824
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	2,195	2,311
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,585	1,717
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	5,725	6,247
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	2,840	3,191
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,910	6,867
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	1,830	2,203
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	89,315	95,849
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	16,415	18,658
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	850	892
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	3,160	3,428
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	1,615	1,707
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,000	3,347
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,250	5,768
	Washington County TN GO	4.000%	6/1/21	2,030	2,074
	Washington County TN GO	4.000%	6/1/23	2,050	2,244
	Wilson County TN GO	5.000%	4/1/24	3,420	3,965
					495,698
Texas (10.4%)
	Alamo Community College District GO	5.000%	8/15/23	5,455	6,160
	Alamo Community College District GO	5.000%	8/15/24	12,260	14,399
	Alamo Community College District GO	5.000%	8/15/25	8,255	10,042
	Aldine Independent School District GO	5.000%	2/15/25	350	419
	Aledo Independent School District GO	5.000%	2/15/26	825	1,016
	Aledo Independent School District GO	5.000%	2/15/27	1,000	1,262
	Alief Independent School District GO	5.000%	2/15/25	2,595	3,103
	Alief Independent School District GO	5.000%	2/15/26	1,300	1,606
	Allen Independent School District GO	5.000%	2/15/25	1,000	1,149
	Allen Independent School District GO	5.000%	2/15/25	1,125	1,341

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alvin TX Independent School District GO	5.000%	2/15/26	400	491
	Alvin TX Independent School District GO	5.000%	2/15/27	250	315
	Alvin TX Independent School District GO	5.000%	2/15/28	500	645
	Alvin TX Independent School District GO PUT	2.150%	8/15/21	9,555	9,689
	Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,949
	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,268
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	335	361
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	215
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	377
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	234
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	484
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	246
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	522
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	659
	Arlington TX GO	4.000%	8/15/23	2,925	3,228
	Arlington TX GO	5.000%	8/15/24	2,925	3,441
	Arlington TX GO	5.000%	8/15/24	2,795	3,288
	Arlington TX GO	5.000%	8/15/25	2,925	3,569
	Arlington TX GO	5.000%	8/15/25	2,795	3,410
	Arlington TX GO	5.000%	8/15/26	2,920	3,666
	Arlington TX Independent School District GO	5.000%	2/15/24	2,615	3,014
	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,722
	Arlington TX Independent School District GO, Prere.	5.000%	2/15/23	1,400	1,551
	Arlington TX Special Tax Revenue	3.000%	2/15/21	750	755
	Arlington TX Special Tax Revenue	4.000%	2/15/22	750	782
	Arlington TX Special Tax Revenue	4.000%	2/15/23	910	978
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,605
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,220	1,437
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,110	1,314
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/21	250	262
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	271
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	253
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	348
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	665	795
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	650	791
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	1,045
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	1,000	1,080
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	200	225
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	200	234
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	309
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,219
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/22	400	410
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/23	750	774
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	750	775
	Austin Independent School District GO	5.000%	8/1/24	1,360	1,598
	Austin Independent School District GO	5.000%	8/1/25	1,775	2,163
	Austin Independent School District GO	5.000%	8/1/26	3,095	3,884
	Austin Independent School District GO	5.000%	8/1/26	9,690	12,160
	Austin TX	0.150%	11/10/20	11,900	11,900
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/20	1,010	1,012
	Austin TX GO	5.000%	9/1/22	11,740	12,756
	Austin TX GO	5.000%	5/1/25	1,780	2,148
	Austin TX GO	5.000%	9/1/26	1,250	1,570
	Austin TX GO	5.000%	9/1/26	1,000	1,256
	Austin TX GO	5.000%	11/1/26	1,485	1,872
	Austin TX GO	5.000%	9/1/27	1,500	1,930
	Austin TX GO	5.000%	11/1/27	1,835	2,371
	Austin TX GO	5.000%	9/1/28	1,650	2,173
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/20	1,055	1,057
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	536
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/22	100	110
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	3,380	4,267
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/20	1,410	1,412
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/20	30	30
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	535
	Beaumont Independent School District GO	5.000%	2/15/23	3,945	4,364
	Beaumont Independent School District GO	5.000%	2/15/24	4,150	4,779
	Beaumont Independent School District GO	5.000%	2/15/25	4,360	5,212
	Bedford TX GO	5.000%	2/1/22	2,515	2,663

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bedford TX GO	5.000%	2/1/23	2,635	2,906
	Bedford TX GO	5.000%	2/1/24	2,775	3,182
	Bedford TX GO	5.000%	2/1/25	2,920	3,471
	Bexar County Hospital District GO	5.000%	2/15/21	2,125	2,154
	Bexar County Hospital District GO	5.000%	2/15/22	1,555	1,650
	Bexar County Hospital District GO	5.000%	2/15/23	1,545	1,709
	Bexar County Hospital District GO	5.000%	2/15/24	2,015	2,317
	Bexar County Hospital District GO	5.000%	2/15/24	1,185	1,363
	Bexar County Hospital District GO	5.000%	2/15/25	1,395	1,662
	Bexar County Hospital District GO	5.000%	2/15/26	4,040	4,957
	Bexar County TX GO	5.000%	6/15/24	350	409
	Bexar County TX GO	5.000%	6/15/24	1,000	1,168
	Bexar County TX GO	5.000%	6/15/25	1,560	1,889
	Bexar County TX GO	5.000%	6/15/26	2,240	2,796
	Bexar County TX GO	5.000%	6/15/27	1,165	1,492
	Brazosport Independent School District GO	5.000%	2/15/25	1,955	2,336
	Brazosport Independent School District GO	5.000%	2/15/26	1,705	2,102
	Brazosport Independent School District GO	5.000%	2/15/27	450	569
	Brownsville TX Utilities System Multiple Utility Revenue	5.000%	9/1/21	1,000	1,038
	Calhoun County Independent School District GO	5.000%	2/15/24	3,900	4,483
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	9/1/22	6,875	6,948
	Carrollton TX GO	5.000%	8/15/25	1,225	1,488
	Carrollton TX GO	5.000%	8/15/26	1,200	1,498
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/21	2,730	2,750
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	225	236
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	2,615	2,749
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	75	79
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	4,500	4,908
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	1,170	1,273
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	115	130
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	150
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	452
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	405
[1]	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	866
	Central Texas Regional Mobility Authority Highway Revenue BAN	4.000%	1/1/22	3,500	3,571
[1]	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	3,200	3,661
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	8,365	8,243
[10]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/22	1,920	1,907
	Clear Creek Independent School District GO	5.000%	2/15/24	440	508
	Clear Creek Independent School District GO	5.000%	2/15/25	1,000	1,199
	Clear Creek Independent School District GO	5.000%	2/15/26	1,000	1,237
	Clear Creek Independent School District GO	5.000%	2/15/27	1,415	1,793
	Clear Creek Independent School District GO PUT	2.150%	8/16/21	8,050	8,164
	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,685
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,481
	College Station TX GO	5.000%	2/15/22	1,650	1,750
	College Station TX GO	5.000%	2/15/23	1,735	1,920
	College Station TX GO	5.000%	2/15/24	3,655	4,212
	Collin County Community College District GO	5.000%	8/15/24	2,185	2,571
	Collin County Community College District GO	5.000%	8/15/25	1,750	2,133
	Collin County Community College District GO	5.000%	8/15/26	2,765	3,464
	Collin County Community College District GO	5.000%	8/15/27	2,000	2,565
	Collin County Community College District GO	5.000%	8/15/28	1,000	1,309
	Collin County TX GO	5.000%	2/15/27	1,000	1,266
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/22	1,000	1,055
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/23	1,395	1,534
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/24	1,625	1,860
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/25	1,055	1,253
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/27	1,835	2,303
[1]	Comal Independent School District GO	5.000%	2/1/26	1,500	1,845
[1]	Comal Independent School District GO	5.000%	2/1/27	4,385	5,524
[1]	Comal Independent School District GO	5.000%	2/1/28	2,405	3,103
	Conroe Independent School District GO	5.000%	2/15/21	3,380	3,426
	Conroe Independent School District GO	5.000%	2/15/25	2,575	3,081
	Conroe Independent School District GO	5.000%	2/15/25	4,490	5,372
	Conroe Independent School District GO	5.000%	2/15/26	3,495	4,319
	Conroe Independent School District GO	5.000%	2/15/27	5,535	6,801
	Conroe TX GO	5.000%	11/15/24	1,415	1,675
	Coppell Independent School District GO	5.000%	8/15/22	1,000	1,085

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coppell Independent School District GO	5.000%	8/15/25	5,995	7,302
	Corpus Christi TX GO	5.000%	3/1/26	1,800	2,217
	Corpus Christi TX GO	5.000%	3/1/27	1,455	1,826
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/22	5,000	5,305
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,395	1,413
[1]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	4,000	4,929
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	150	190
[1]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	3,545	4,488
[1]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	3,685	4,776
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	6,120	6,205
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	1,085	1,100
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,750	5,841
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,625	5,714
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,625	10,793
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	590	620
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	140	154
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	686
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,288
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	327
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	2,800	3,440
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	750	922
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/26	1,000	1,258
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,371
	Dallas County Community College District GO	5.000%	2/15/25	3,270	3,889
	Dallas County Utility & Reclamation District GO	5.000%	2/15/21	7,230	7,322
	Dallas County Utility & Reclamation District GO	5.000%	2/15/22	5,365	5,673
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	2,300	2,534
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,102
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/20	2,500	2,500
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/20	1,035	1,035
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/21	4,045	4,227
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	135	153
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,125	2,494
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,500	3,096
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,000	6,325
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	4,750	6,009
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.510%	7/1/23	3,750	3,826
	Dallas Independent School District GO	4.000%	8/15/25	1,190	1,267
	Dallas Independent School District GO	5.000%	2/15/26	4,000	4,054
	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,382
	Dallas Independent School District GO	4.000%	8/15/26	2,860	3,040
	Dallas Independent School District GO PUT	5.000%	2/15/22	8,835	9,359
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	8,800	9,330
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	310	329
	Dallas Independent School District GO, Prere.	5.000%	2/15/22	2,815	2,985
	Dallas TX GO	5.000%	2/15/23	1,440	1,521
[2]	Dallas TX GO	5.000%	2/15/23	3,400	3,754
[2]	Dallas TX GO	5.000%	2/15/23	10,875	12,008
	Dallas TX GO	5.000%	2/15/24	1,280	1,470
	Dallas TX GO	5.000%	2/15/24	6,280	7,214
	Dallas TX GO	5.000%	2/15/24	7,700	8,846
	Dallas TX GO	5.000%	2/15/25	9,000	10,725
	Dallas TX GO	5.000%	2/15/25	7,700	9,176
	Dallas TX GO	5.000%	2/15/26	3,675	4,185
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	3,735	4,413
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	3,315	3,917
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	2,130
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	2,500	3,039
	Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,814
	Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,246
	Del Valle Independent School District GO	5.000%	6/15/27	1,000	1,278
	Denton County TX GO	5.000%	7/15/24	515	604
	Denton County TX GO	5.000%	7/15/25	1,600	1,946
	Denton County TX GO	5.000%	7/15/26	1,845	2,311
	Denton Independent School District GO	0.000%	8/15/22	5,000	4,972
	Denton Independent School District GO	5.000%	8/15/24	2,775	3,263
	Denton Independent School District GO	5.000%	8/15/25	1,170	1,395
	Denton Independent School District GO PUT	2.000%	8/1/24	4,500	4,743
	Denton TX GO	5.000%	2/15/24	1,430	1,649

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dickinson Independent School District GO PUT	1.350%	8/2/21	2,600	2,619
Donna TX Independent School District GO	5.000%	2/15/24	250	288
Donna TX Independent School District GO	5.000%	2/15/25	500	599
Donna TX Independent School District GO	5.000%	2/15/26	500	619
Dripping Springs TX Independent School District GO	5.000%	2/15/26	1,525	1,744
Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	10,275	10,798
Eanes Independent School District GO	5.000%	8/1/25	1,180	1,436
Eanes Independent School District GO	5.000%	8/1/26	2,470	3,095
Ector County Hospital District GO	5.000%	9/15/21	200	206
Ector County Hospital District GO	5.000%	9/15/22	210	224
Ector County Hospital District GO	5.000%	9/15/24	445	504
Ector County Hospital District GO	5.000%	9/15/25	250	291
Ector County Hospital District GO	5.000%	9/15/26	700	828
Ector County Hospital District GO	5.000%	9/15/27	1,070	1,281
El Paso Independent School District GO	5.000%	8/15/25	1,000	1,219
El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/23	1,505	1,665
El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	2,049
El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,370
El Paso TX GO	5.000%	8/15/21	410	425
El Paso TX GO	5.000%	8/15/21	5,615	5,818
El Paso TX GO	5.000%	8/15/22	400	434
El Paso TX GO	5.000%	8/15/22	435	472
El Paso TX GO	5.000%	8/15/22	2,860	3,101
El Paso TX GO	5.000%	8/15/23	255	288
El Paso TX GO	5.000%	8/15/24	135	159
El Paso TX GO	5.000%	8/15/24	350	412
El Paso TX GO	5.000%	8/15/24	480	564
El Paso TX GO	5.000%	8/15/25	600	731
El Paso TX GO	5.000%	8/15/25	2,210	2,692
El Paso TX GO	5.000%	8/15/25	1,005	1,224
El Paso TX GO	5.000%	8/15/26	1,010	1,263
El Paso TX GO	5.000%	8/15/26	1,110	1,389
El Paso TX GO	5.000%	8/15/26	685	857
El Paso TX GO	5.000%	8/15/27	1,000	1,281
El Paso TX GO	5.000%	8/15/27	1,205	1,543
El Paso TX GO	5.000%	8/15/27	715	916
El Paso TX Water & Sewer Water Revenue	4.000%	3/1/21	1,750	1,772
El Paso TX Water & Sewer Water Revenue	5.000%	3/1/21	1,010	1,026
El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	1,140	1,212
El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	3,095	3,695
El Paso TX Water & Sewer Water Revenue, Prere.	5.000%	3/1/22	2,500	2,656
Fort Bend County TX GO	5.000%	3/1/21	2,020	2,051
Fort Bend County TX GO	5.000%	3/1/23	1,275	1,413
Fort Bend County TX GO	5.000%	3/1/24	2,270	2,616
Fort Bend County TX GO	5.000%	3/1/24	190	219
Fort Bend County TX GO	5.000%	3/1/24	500	576
Fort Bend County TX GO	5.000%	3/1/25	2,785	3,329
Fort Bend County TX GO	5.000%	3/1/25	200	239
Fort Bend County TX GO	5.000%	3/1/25	500	598
Fort Bend County TX GO	5.000%	3/1/26	425	524
Fort Bend County TX GO	5.000%	3/1/26	720	887
Fort Bend County TX GO	5.000%	3/1/27	250	315
Fort Bend County TX GO	5.000%	3/1/27	500	630
Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/22	200	212
Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/23	200	220
Fort Bend Independent School District GO	5.000%	2/15/21	4,855	4,921
Fort Bend Independent School District GO	5.000%	2/15/25	2,500	2,994
Fort Bend Independent School District GO	5.000%	8/15/25	2,215	2,700
Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,219
Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,671
Fort Bend Independent School District GO	5.000%	8/15/26	3,000	3,763
Fort Bend Independent School District GO	5.000%	8/15/26	750	941
Fort Bend Independent School District GO	5.000%	8/15/27	1,000	1,287
Fort Bend Independent School District GO PUT	1.500%	8/1/21	10,280	10,368
Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,565	10,857
Fort Bend Independent School District GO PUT	0.875%	8/1/25	3,750	3,780
Fort Worth Independent School District GO	5.000%	2/15/23	850	941
Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,926
Fort Worth Independent School District GO	5.000%	2/15/24	1,500	1,730

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fort Worth Independent School District GO	5.000%	2/15/25	1,070	1,283
Fort Worth Independent School District GO	5.000%	2/15/25	1,820	2,183
Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,503
Fort Worth Independent School District GO	5.000%	2/15/26	1,500	1,857
Fort Worth Independent School District GO	5.000%	2/15/26	5,040	6,228
Fort Worth Independent School District GO	5.000%	2/15/27	895	1,099
Fort Worth TX GO	5.000%	3/1/21	10,060	10,216
Fort Worth TX GO	5.000%	3/1/24	4,535	5,235
Fort Worth TX GO	5.000%	3/1/25	4,535	5,436
Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/21	1,585	1,606
Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/24	1,940	2,238
Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	2,318
Frisco Independent School District GO	5.000%	8/15/24	1,535	1,664
Frisco Independent School District GO	5.000%	8/15/24	2,975	3,501
Frisco Independent School District GO	5.000%	8/15/25	1,900	2,318
Frisco Independent School District GO	5.000%	8/15/25	2,640	3,221
Frisco Independent School District GO	5.000%	8/15/26	1,830	2,296
Frisco TX GO	5.000%	2/15/21	4,295	4,353
Frisco TX GO	5.000%	2/15/21	8,890	9,009
Frisco TX GO	5.000%	2/15/24	10,000	11,081
Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,208
Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,895
Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,215
Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,499
Galveston County TX GO	4.000%	2/1/21	1,000	1,009
Galveston County TX GO	4.000%	2/1/22	1,110	1,162
Galveston County TX GO	4.000%	2/1/23	840	908
Galveston County TX GO	4.000%	2/1/24	1,000	1,115
Galveston County TX GO	4.000%	2/1/25	1,085	1,246
Garland Independent School District GO, Prere.	5.000%	2/15/21	3,815	3,867
Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	861
Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	750	917
Garland TX GO	5.000%	2/15/25	800	955
Garland TX GO	5.000%	2/15/26	690	849
Georgetown Independent School District GO PUT	2.750%	8/1/22	7,750	8,072
Goose Creek Consolidated Independent School District GO	5.000%	2/15/24	1,630	1,879
Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,415	1,694
Goose Creek Consolidated Independent School District GO PUT	1.300%	8/16/21	6,900	6,951
Goose Creek Consolidated Independent School District GO PUT	0.270%	10/1/21	5,500	5,496
Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	4,000	4,006
Granbury Independent School District GO, Prere.	5.000%	8/1/23	1,205	1,360
Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	183,315	200,193
Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	26,520	29,633
Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	1,000	1,137
Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,320	10,715
Grand Prairie Independent School District GO	5.000%	2/15/21	1,500	1,520
Grapevine-Colleyville Independent School District GO	4.000%	8/15/21	200	206
Grapevine-Colleyville Independent School District GO	5.000%	8/15/25	1,450	1,502
Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,820
Hallsville TX Independent School District GO	5.000%	2/15/24	1,895	2,175
Hallsville TX Independent School District GO	5.000%	2/15/25	2,515	2,992
Hallsville TX Independent School District GO	5.000%	2/15/26	1,490	1,828
Hallsville TX Independent School District GO	5.000%	2/15/27	4,000	5,033
Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,711
Harlandale Independent School District GO PUT	0.750%	8/15/25	5,000	4,995
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/21	760	796
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/22	600	656
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	864
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,210
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	2,500	2,504
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	4,000	4,166
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,580	1,646
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,950	3,081
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	534
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,560	2,777
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,085
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,070	2,243
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,091
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,320	1,442

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	778
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,410
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,701
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,444
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,339
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,878
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,000	6,062
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,000	9,927
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	3,400	3,704
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,000	11,713
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	8,650	10,136
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	13,215	16,375
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,500	4,345
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.540%	12/1/22	6,500	6,465
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.100%	11/2/20	16,180	16,180
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,408
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	8,875
	Harris County Flood Control District Lease Revenue	5.000%	10/1/24	3,295	3,893
	Harris County Flood Control District Lease Revenue	5.000%	10/1/25	2,555	3,129
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,235	1,302
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,000	2,193
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	3,175
	Harris County TX GO	5.000%	10/1/22	10,025	10,938
	Harris County TX GO	5.000%	10/1/23	8,575	9,341
	Harris County TX GO	5.000%	10/1/23	3,950	4,303
	Harris County TX GO	5.000%	10/1/24	9,000	9,795
	Harris County TX GO	5.000%	10/1/24	6,580	7,783
	Harris County TX GO	5.000%	10/1/24	3,315	3,921
	Harris County TX GO	5.000%	10/1/25	1,800	2,205
	Harris County TX GO	5.000%	10/1/25	1,140	1,397
	Harris County TX GO	5.000%	10/1/26	1,360	1,658
	Harris County TX GO	5.000%	10/1/27	5,030	6,479
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/20	3,300	3,305
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/20	575	575
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	12,556
	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	987
[1,7]	Hays County TX	2.500%	9/15/25	255	255
	Hays County TX GO	5.000%	2/15/21	850	862
	Hays County TX GO	5.000%	2/15/21	285	289
	Hays County TX GO	5.000%	2/15/23	1,120	1,238
	Hays County TX GO	5.000%	2/15/23	840	928
	Hays County TX GO	5.000%	2/15/24	1,035	1,190
	Hays County TX GO	5.000%	2/15/24	840	966
	Hays County TX GO	5.000%	2/15/25	1,265	1,507
	Hays County TX GO	5.000%	2/15/25	850	1,013
	Hays County TX GO	5.000%	2/15/26	1,600	1,967
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/22	400	427
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/23	350	386
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	505
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	525	637
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	1,118
	Houston Community College System College & University Revenue	5.000%	4/15/23	2,000	2,223
	Houston Community College System College & University Revenue	5.000%	4/15/24	2,895	3,347
	Houston Community College System GO	5.000%	2/15/25	1,655	1,978
	Houston Community College System GO	5.000%	2/15/26	800	987
	Houston Community College System GO	5.000%	2/15/27	2,870	3,623
	Houston Independent School District GO	5.000%	2/15/24	20,455	23,571
	Houston Independent School District GO	5.000%	2/15/25	8,525	10,203
	Houston Independent School District GO PUT	2.400%	6/1/21	3,400	3,440
	Houston Independent School District GO PUT	2.400%	6/1/21	3,000	3,035
	Houston Independent School District GO PUT	2.250%	6/1/22	21,125	21,709
	Houston Independent School District GO PUT	2.250%	6/1/22	4,925	5,061
	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,891
	Houston Independent School District GO PUT	4.000%	6/1/23	11,750	12,786
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	200	215
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,225	2,582
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	3,535	4,237
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,725	2,068

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	2,250	2,762
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,000	3,753
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,405	3,060
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,700	1,831
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/21	5,075	5,203
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	7,577
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/20	3,500	3,506
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/22	7,315	8,016
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	7,430	8,485
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	260	297
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	2,060	2,444
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,425	1,750
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	4,000	5,164
[4]	Houston TX Combined Utility System Water Revenue PUT, 70% of 1M USD LIBOR + 0.360%	0.461%	8/1/21	52,650	52,634
	Houston TX GO	5.000%	3/1/21	2,500	2,539
	Houston TX GO	5.000%	3/1/24	2,315	2,664
	Houston TX GO	5.000%	3/1/24	10,000	11,507
	Houston TX GO	5.000%	3/1/25	5,000	5,965
	Houston TX GO	5.000%	3/1/26	1,500	1,843
	Houston TX GO	5.000%	3/1/26	3,500	4,300
	Houston TX GO, Prere.	5.000%	3/1/22	1,000	1,063
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/21	1,500	1,532
	Humble Independent School District GO	5.500%	2/15/25	1,630	1,980
	Humble Independent School District GO	4.000%	2/15/26	4,000	4,579
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,645	1,923
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,295
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,250	5,143
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,250	1,525
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,375	1,677
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,568
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/21	250	260
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	250	271
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	394
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	515	600
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	601
[4]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.220%	10/15/23	1,550	1,526
	Irving Independent School District GO	5.000%	2/15/25	1,750	2,097
	Irving TX GO	5.000%	9/15/25	3,090	3,770
	Irving TX GO	5.000%	9/15/26	3,150	3,947
[1]	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	2,151
	Katy Independent School District GO	5.000%	2/15/21	2,185	2,214
	Katy Independent School District GO	4.000%	2/15/24	410	444
	Katy Independent School District GO	4.000%	2/15/25	1,000	1,082
[4]	Katy Independent School District GO PUT, 67% of 1M USD LIBOR + 0.280%	0.379%	8/16/21	14,350	14,327
	Kaufman County TX GO	5.000%	2/15/25	255	304
	Kaufman County TX GO	5.000%	2/15/25	125	149
	Kaufman County TX GO	5.000%	2/15/26	200	246
	Kaufman County TX GO	5.000%	2/15/26	165	203
	Kaufman County TX GO	5.000%	2/15/27	200	252
	Kaufman County TX GO	5.000%	2/15/27	175	220
	Keller TX Independent School District GO, Prere.	4.000%	8/15/23	6,770	7,468
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/21	800	825
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/22	1,000	1,072
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23	255	283
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	390
	Klein Independent School District GO	5.000%	8/1/21	7,560	7,826
	Klein Independent School District GO	5.000%	8/1/26	1,215	1,367
[1]	La Joya Independent School District GO	5.000%	2/15/25	1,075	1,281
	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,990
	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,840
	Lake Travis Independent School District GO PUT	2.625%	2/15/22	4,340	4,466
	Lake Travis Independent School District GO, Prere.	2.625%	2/15/22	505	520
	Lake Travis Independent School District GO, Prere.	2.625%	2/15/22	1,020	1,050
	Lamar Consolidated Independent School District GO	5.000%	2/15/21	2,340	2,372
	Lamar Consolidated Independent School District GO	5.000%	2/15/25	3,175	3,362

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,070	2,476
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/22	270	286
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/24	245	281
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	137
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	257
[1]	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	275	337
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	276
[1]	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	425	532
[1]	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	425	543
	Leander Independent School District GO	0.000%	8/16/21	5,395	5,383
	Leander Independent School District GO	0.000%	8/16/22	9,615	9,556
	Leander Independent School District GO	0.000%	8/16/23	8,500	8,403
	Leander Independent School District GO	5.000%	8/15/24	850	1,000
	Leander Independent School District GO	5.000%	8/15/25	2,860	3,490
	Leander Independent School District GO	5.000%	8/15/27	5,320	6,631
	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	379
	Lewisville Independent School District GO	5.000%	8/15/22	2,605	2,826
	Lewisville Independent School District GO	5.000%	8/15/25	1,000	1,171
	Lewisville Independent School District GO	5.000%	8/15/26	1,605	2,011
	Lewisville Independent School District GO	5.000%	8/15/26	3,245	3,801
	Lewisville Independent School District GO	5.000%	8/15/26	2,500	3,132
	Lewisville Independent School District GO	5.000%	8/15/27	2,500	3,210
	Lone Star College System GO	5.000%	2/15/22	6,085	6,458
	Longview Independent School District GO	5.000%	2/15/26	275	339
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	536
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	1,000	1,116
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	350	391
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,040	1,206
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	580
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,020	1,225
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	601
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	430	516
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,545	1,910
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,000	2,472
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,000	1,236
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,070	1,355
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	3,205	4,058
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,000	1,266
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	500	646
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/21	1,265	1,297
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	7,645	7,837
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	6,155	6,599
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,278
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	1,100	1,179
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	6,025	6,442
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	2,455	2,740
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	1,985	2,215
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	3,095	3,588
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	4,255	4,933
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,020	1,183
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	1,135	1,363
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	4,200	4,862
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	6,565	7,885
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	5,105	5,456
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	3,045	3,388
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	5,020	5,805
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	4,020	4,969
[1]	Lubbock County TX GO	4.000%	2/15/27	2,005	2,401
[1]	Lubbock County TX GO	4.000%	2/15/28	2,090	2,540
	Lubbock TX GO	5.000%	2/15/21	900	912
	Lubbock TX GO	5.000%	2/15/22	645	684
	Lubbock TX GO	5.000%	2/15/25	3,160	3,631
	Mainland College GO	5.000%	8/15/22	625	677
	Mainland College GO	5.000%	8/15/23	500	563
	Mainland College GO	5.000%	8/15/24	280	328
	Mainland College GO	5.000%	8/15/25	350	424
	Mainland College GO	5.000%	8/15/26	400	497
	Mainland College GO	5.000%	8/15/27	500	635
	Manor Independent School District GO	5.000%	8/1/25	1,100	1,335

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manor Independent School District GO	5.000%	8/1/26	840	1,048
	Manor Independent School District GO	5.000%	8/1/27	1,255	1,606
	Mansfield Independent School District GO	4.000%	2/15/24	2,540	2,840
	Mansfield Independent School District GO	4.000%	2/15/25	4,910	5,652
	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,790
	Mansfield Independent School District GO PUT	2.500%	8/1/21	4,625	4,699
	Mansfield Independent School District GO, Prere.	5.000%	2/15/24	1,665	1,921
	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,562
	McAllen Independent School District GO	4.000%	2/15/25	3,330	3,613
	McAllen Independent School District GO	4.000%	2/15/26	3,010	3,265
	McAllen Independent School District GO	4.000%	2/15/27	4,440	4,817
	McAllen Independent School District GO	4.000%	2/15/28	2,885	3,130
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/21	590	612
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/23	550	618
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	534
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	675
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,315
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,531
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	1,560	1,904
	Midlothian Independent School District GO	5.000%	2/15/24	500	576
	Midlothian Independent School District GO	5.000%	2/15/25	370	442
	Midlothian Independent School District GO	5.000%	2/15/26	550	677
	Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,751
	Midlothian Independent School District GO	5.000%	2/15/27	700	884
	Midlothian Independent School District GO	5.000%	2/15/27	2,425	3,061
	Midlothian Independent School District GO PUT	2.000%	8/1/24	3,265	3,437
	Midway Independent School District GO	5.000%	8/15/26	750	939
	Midway Independent School District GO	5.000%	8/15/27	500	642
	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	630	790
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/23	250	274
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	563
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	867
	Montgomery Independent School District GO	5.000%	2/15/25	1,950	2,328
	Nederland Independent School District GO	5.000%	8/15/25	1,875	2,270
	Nederland Independent School District GO	5.000%	8/15/26	1,970	2,448
	New Caney Independent School District GO PUT	3.000%	8/15/21	8,275	8,446
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	3,195
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	3,045
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,150
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	4.000%	11/1/20	410	410
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/22	775	830
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	835	922
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	710
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	2,665	2,212
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,660
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, ETM	4.000%	4/1/21	310	314
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, ETM	4.000%	4/1/22	215	225
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/22	1,000	1,086
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,128
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	755	811
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	900	965
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,208
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,420
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,368
	North East TX Independent School District GO	5.250%	2/1/24	1,100	1,274
	North East TX Independent School District GO	5.000%	8/1/25	400	486
	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,444
	North East TX Independent School District GO	5.000%	8/1/26	400	499
	North East TX Independent School District GO PUT	1.420%	8/1/21	6,640	6,657
	North East TX Independent School District GO PUT	2.375%	8/1/22	5,500	5,689
	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	15,823
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/23	785	880
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,450	1,755
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	1,000	1,061
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	500	610

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/26	500	627
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/27	650	836
North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	11,445	11,531
North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	4,070	4,100
North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	1,030	1,038
North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	3,725	3,753
North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	6,765	7,130
North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	1,675	1,765
North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	2,640	2,782
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,098
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	6,785	7,455
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,815	3,090
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,205	3,521
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,465	5,999
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,150	1,313
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,540	4,981
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,385	5,893
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,601
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,850	5,537
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,770	7,409
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	4,045	4,429
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,070	2,458
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,985	7,080
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	15,760	17,902
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,950	3,225
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,135	1,338
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,287
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	23,333
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,897
North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/22	11,095	11,700
Northside Independent School District GO	5.000%	8/15/24	925	1,085
Northside Independent School District GO	5.000%	8/15/24	770	903
Northside Independent School District GO	5.000%	8/15/24	750	880
Northside Independent School District GO	5.000%	2/15/25	3,520	4,051
Northside Independent School District GO	5.000%	8/15/25	1,280	1,556
Northside Independent School District GO	5.000%	8/15/25	1,155	1,404
Northside Independent School District GO	5.000%	8/15/25	1,000	1,216
Northside Independent School District GO	4.000%	8/15/26	3,000	3,583
Northside Independent School District GO	5.000%	8/15/26	970	1,213
Northside Independent School District GO PUT	2.000%	6/1/21	1,900	1,918
Northside Independent School District GO PUT	1.750%	6/1/22	11,615	11,619
Northside Independent School District GO PUT	2.750%	8/1/23	17,340	18,381
Northside Independent School District GO PUT	1.600%	8/1/24	16,635	17,242
Northside Independent School District GO PUT	0.700%	6/1/25	11,000	10,994
Odessa Junior College District GO	5.000%	8/15/23	500	562
Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/21	1,000	1,043
Pasadena Independent School District GO PUT	1.500%	8/15/24	15,000	15,520
Pearland Independent School District GO	5.000%	2/15/24	835	963
Pearland TX GO	5.000%	3/1/21	815	827
Pearland TX GO	5.000%	3/1/22	720	764
Pearland TX GO	5.000%	3/1/23	470	520
Pearland TX GO	5.000%	3/1/24	830	955
Pearland TX GO	5.000%	3/1/25	685	817
Pearland TX GO	5.000%	3/1/26	590	724
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/21	240	249
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/22	160	174
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/23	370	418
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/24	700	820
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,243
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,264
Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/21	4,175	4,307
Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/22	2,885	3,112
Pflugerville Independent School District GO	5.000%	2/15/24	1,015	1,170
Pflugerville Independent School District GO	5.000%	2/15/25	1,750	2,094
Pflugerville Independent School District GO	5.000%	2/15/26	1,520	1,878
Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,725	1,783
Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,203
Pflugerville TX GO	5.000%	8/1/26	805	999
Pflugerville TX GO	5.000%	8/1/26	450	561

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pflugerville TX GO	5.000%	8/1/27	725	920
	Pflugerville TX GO	5.000%	8/1/27	655	834
	Pflugerville TX GO	5.000%	8/1/28	1,145	1,484
	Pflugerville TX GO	5.000%	8/1/28	500	650
	Plainview Independent School District GO	5.000%	2/15/24	1,155	1,328
	Plainview Independent School District GO	5.000%	2/15/25	995	1,187
	Plainview Independent School District GO	5.000%	2/15/26	545	670
	Plainview Independent School District GO	5.000%	2/15/27	655	826
	Plano Independent School District GO	5.000%	2/15/25	5,050	6,046
	Plano Independent School District GO	4.000%	2/15/26	1,860	1,947
	Port Arthur Independent School District GO	5.000%	2/15/24	555	637
	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,655
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/21	8,945	9,328
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/22	2,725	2,969
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/26	2,750	3,455
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/27	3,000	3,864
	Prosper Independent School District GO	5.000%	2/15/21	1,190	1,206
	Prosper Independent School District GO	5.000%	2/15/26	1,065	1,314
	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,516
	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,908
	Rockland County TX GO	5.000%	2/1/23	205	226
	Rockland County TX GO	5.000%	2/1/25	535	638
	Rockland County TX GO	5.000%	2/1/26	550	678
	Rockland County TX GO	5.000%	2/1/27	800	1,012
	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,792
	Rockwall TX GO	5.000%	8/1/21	800	828
	Rockwall TX GO	5.000%	8/1/22	2,780	3,008
	Rockwall TX GO	5.000%	8/1/23	1,660	1,865
	Round Rock Independent School District GO	5.000%	8/1/23	3,900	4,400
	Round Rock Independent School District GO	5.000%	8/1/24	4,045	4,744
	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,219
	Round Rock Independent School District GO	5.000%	8/1/25	2,845	3,456
	Round Rock Independent School District GO	5.000%	8/1/25	7,000	8,530
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,883
	Round Rock Independent School District GO	5.000%	8/1/26	5,030	6,306
	Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,916
	Round Rock Independent School District GO	5.000%	8/1/27	5,000	6,429
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	4,324
[6]	Round Rock Independent School District GO PUT, 6.000% coupon rate effective 8/1/21	1.500%	8/1/21	3,700	3,710
	SA Energy Acquisition Public Facility Corp Natural Gas Revenue	5.500%	8/1/22	335	363
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	7,120	7,378
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	8,287
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,275	2,807
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.125%	12/1/26	3,350	3,389
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,760	6,941
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/20	20,000	20,039
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/21	13,625	13,744
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	12,500	13,063
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,865	14,408
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	23,689
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	9,085	9,472
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/21	5,450	5,514
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	4,000	4,236
	San Antonio TX GO	5.000%	2/1/25	4,495	5,180
	San Antonio TX GO	5.000%	8/1/26	140	175
	San Antonio TX GO, Prere.	5.000%	8/1/21	1,000	1,036
	San Antonio TX GO, Prere.	5.000%	8/1/21	4,735	4,904
	San Antonio TX GO, Prere.	4.000%	8/1/22	1,250	1,332
	San Antonio TX GO, Prere.	4.000%	8/1/22	9,000	9,587
	San Antonio TX Independent School District GO	5.000%	2/15/26	9,505	11,385
	San Antonio Water System Water Revenue	5.000%	5/15/21	1,000	1,025
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	784
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,315	1,653
	San Antonio Water System Water Revenue PUT	2.000%	11/1/21	40,000	40,578
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	12,250	12,588
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	8,330	8,866
	San Jacinto College District GO	5.000%	2/15/24	500	574
	San Jacinto College District GO	5.000%	2/15/25	1,000	1,190
	San Jacinto College District GO	5.000%	2/15/26	1,125	1,380

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Schertz-Cibolo-Universal City Independent School District GO	5.000%	2/1/23	3,830	4,231
	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,597
	Socorro Independent School District GO	5.000%	8/15/24	1,175	1,377
	Socorro Independent School District GO	5.000%	8/15/24	1,495	1,752
	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,191
	Socorro Independent School District GO	5.000%	8/15/25	600	727
	Southside Independent School District GO	5.000%	8/15/23	300	338
	Southside Independent School District GO	5.000%	8/15/24	250	293
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	3,950	4,285
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/23	700	787
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	582
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	6,009
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,231
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	355	384
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	175	201
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	325	390
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/27	175	214
	Southwest Independent School District GO	4.000%	2/1/25	570	656
	Southwest Independent School District GO	4.000%	2/1/26	500	591
	Southwest Independent School District GO	5.000%	2/1/27	650	821
	Spring Branch Independent School District GO	5.000%	2/1/25	1,290	1,541
	Spring Branch Independent School District GO	5.000%	2/1/26	1,745	2,147
[1]	Spring Branch Independent School District GO	5.000%	2/1/26	2,355	2,898
	Spring Branch Independent School District GO	5.000%	2/1/27	1,815	2,294
[1]	Spring Branch Independent School District GO	5.000%	2/1/27	3,000	3,792
[1]	Spring Branch Independent School District GO	5.000%	2/1/28	3,150	4,072
	Spring Branch Independent School District GO PUT	1.550%	6/15/21	5,500	5,516
	Spring Independent School District GO	5.000%	8/15/25	500	610
	Spring Independent School District GO	5.000%	8/15/26	1,300	1,573
	Spring Independent School District GO	5.000%	8/15/26	500	627
	Stephen F Austin State University College & University Revenue	5.000%	10/15/23	1,365	1,541
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,549
	Sugar Land TX GO	3.000%	2/15/21	400	403
	Sugar Land TX GO	5.000%	2/15/22	250	265
	Sugar Land TX GO	5.000%	2/15/23	370	409
	Sugar Land TX GO	5.000%	2/15/24	500	575
	Sugar Land TX GO	5.000%	2/15/25	500	597
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,105	1,137
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,200	1,242
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	2,400	2,496
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	938
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	836
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	2,248
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,370	1,632
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,000	3,374
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	4,271
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	499
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	619
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	500	501
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/4/20	23,750	23,750
[3,7]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	0.160%	11/5/20	19,175	19,175
	Tarrant Regional Water District Water Revenue	5.000%	3/1/21	1,050	1,066
	Texas A&M University College & University Revenue	5.000%	5/15/24	4,730	5,506
	Texas City TX Independent School District GO	5.000%	8/15/22	275	298
	Texas City TX Independent School District GO	5.000%	8/15/23	590	666
	Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,934
	Texas City TX Independent School District GO	5.000%	8/15/27	3,700	4,745
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	10,000	11,265
	Texas GO	5.000%	4/1/21	3,505	3,574
	Texas GO	5.000%	10/1/21	15,045	15,698
	Texas GO	5.000%	8/1/22	965	1,045
	Texas GO	5.000%	10/1/22	17,095	18,646
	Texas GO	5.000%	8/1/24	945	978
	Texas GO	5.000%	10/1/24	9,655	11,412
	Texas GO	5.000%	4/1/25	4,065	4,893
	Texas GO	5.000%	8/1/25	2,000	2,436
	Texas GO	5.000%	8/1/25	950	984

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	8/1/25	2,875	3,386
	Texas GO	5.000%	8/1/25	2,510	3,057
	Texas GO	5.000%	10/1/26	3,825	4,514
	Texas GO	5.000%	10/1/27	4,285	4,944
	Texas GO PUT	1.850%	8/1/22	900	901
	Texas GO PUT	2.250%	8/1/22	5,100	5,107
[4]	Texas GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	10/1/21	92,100	92,246
	Texas GO VRDO	0.150%	11/4/20	13,325	13,325
	Texas GO, Prere.	5.000%	8/1/21	55	57
	Texas GO, Prere.	5.000%	4/1/22	11,995	12,799
	Texas GO, Prere.	5.000%	4/1/24	10,115	11,731
	Texas GO, Prere.	5.000%	4/1/24	7,525	8,727
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/20	6,000	6,029
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	2,125	2,223
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	2,820	3,065
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,445	1,568
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,500	8,092
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,690	3,960
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/20	11,450	11,510
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	3,515	3,993
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	805	946
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,600
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	19,215	22,496
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	500	502
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	810	813
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	420	421
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	450	451
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/20	1,000	1,003
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/21	1,250	1,307
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/22	725	783
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	2,033
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	670	709
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	580	641
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	690
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/25	2,980	3,556
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	3,148
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	4,710	5,265
	Texas State University System College & University Revenue	5.000%	3/15/21	2,375	2,416
	Texas State University System College & University Revenue	5.000%	3/15/22	2,000	2,128
	Texas State University System College & University Revenue	5.000%	3/15/23	2,310	2,563
	Texas State University System College & University Revenue	5.000%	3/15/24	2,075	2,397
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	6,954
	Texas State University System College & University Revenue	5.000%	3/15/26	750	862
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	4,495	5,109
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	5,140	6,073
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,532
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,335	2,858
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	8,500	8,780
[3]	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	0.140%	11/4/20	23,500	23,500
	Texas Water Development Board Water Revenue	5.000%	10/15/22	3,515	3,841
	Texas Water Development Board Water Revenue	5.000%	8/1/23	3,900	4,406
	Texas Water Development Board Water Revenue	5.000%	4/15/24	3,230	3,751
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,530	2,938
	Texas Water Development Board Water Revenue	5.000%	8/1/24	4,110	4,830
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,050	2,428
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,855	3,382
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	5,430
	Texas Water Development Board Water Revenue	5.000%	4/15/25	3,145	3,786
	Texas Water Development Board Water Revenue	5.000%	8/1/25	625	760
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,050	7,359
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,905	3,559
	Texas Water Development Board Water Revenue	5.000%	4/15/26	2,190	2,719
	Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,251
	Texas Water Development Board Water Revenue	5.000%	10/15/26	2,500	3,144
	Texas Water Development Board Water Revenue	5.000%	4/15/27	2,075	2,641
	Texas Water Development Board Water Revenue	5.000%	8/1/27	1,750	2,245
	Texas Water Development Board Water Revenue	5.000%	10/15/27	4,000	5,157
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,520	1,981

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/28	2,500	3,295
	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,975
	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,614
	Tomball Independent School District GO PUT	0.450%	8/15/23	1,375	1,373
	Travis County TX GO	2.000%	3/1/21	5,420	5,452
	Travis County TX GO	2.000%	3/1/22	5,530	5,660
	Travis County TX GO	5.000%	3/1/24	2,750	3,176
	Travis County TX GO	5.000%	3/1/25	5,000	5,994
	Travis County TX GO	5.000%	3/1/26	5,000	6,187
[3,7]	Travis County TX Housing Finance Corp. Revenue TOB VRDO	0.720%	11/5/20	12,500	12,500
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,495	1,750
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/23	1,090	1,229
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/23	2,430	2,681
	University of Houston College & University Revenue	5.000%	2/15/21	4,405	4,464
	University of Houston College & University Revenue	5.000%	2/15/23	6,880	7,610
	University of Houston College & University Revenue	5.000%	2/15/25	11,385	13,620
	University of Houston College & University Revenue	5.000%	2/15/26	6,060	7,492
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	10,976
	University of North Texas System College & University Revenue	5.000%	4/15/21	1,750	1,787
	University of North Texas System College & University Revenue	5.000%	4/15/22	1,035	1,105
	University of North Texas System College & University Revenue	5.000%	4/15/23	1,270	1,413
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,601
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,360
	University of Texas System College & University Revenue	5.000%	8/15/23	1,025	1,161
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	6,711
	University of Texas System College & University Revenue	5.000%	8/15/25	3,790	4,625
	University of Texas System College & University Revenue	5.000%	8/15/25	2,945	3,593
	Waco Independent School District GO	5.000%	8/15/26	3,840	4,488
[2]	West Travis County Public Utility Agency Water Revenue	3.000%	8/15/21	200	204
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/22	310	335
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/23	1,060	1,191
	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,242
	Wylie Independent School District GO	0.000%	8/15/23	2,225	2,198
	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,644
	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,205
	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,297
					3,384,119
Utah (0.3%)
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/23	1,450	1,650
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/24	1,000	1,184
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/25	1,065	1,305
	Davis School District GO	4.000%	6/1/25	4,395	5,044
	Granite School District Board of Education GO	5.000%	6/1/26	3,680	4,593
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/21	2,500	2,575
	University of Utah College & University Revenue	5.000%	8/1/22	1,150	1,245
	University of Utah College & University Revenue	5.000%	8/1/26	475	595
	University of Utah College & University Revenue	5.000%	8/1/27	500	644
	Utah Associated Municipal Power Systems Electric Power & Light Revenue (Payson Power Project)	5.000%	4/1/21	5,320	5,420
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/21	110	112
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/22	100	106
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/23	160	176
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	194
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	159
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	150
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	21,000	24,008
	Utah County UT Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/21	1,165	1,195
	Utah GO	5.000%	7/1/24	2,500	2,933
	Utah GO	5.000%	7/1/25	3,000	3,654
	Utah GO	5.000%	7/1/26	9,000	11,298
	Utah GO	5.000%	7/1/27	17,000	21,900
	Utah GO, Prere.	5.000%	1/1/25	9,355	11,142
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	585	602
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	763
	Washington County School District Board of Education GO	5.000%	3/1/24	200	231
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	6,900	6,900
					109,778

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	599
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	612
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/21	360	376
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/22	650	703
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	579
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/24	2,445	2,884
					5,753
Virgin Islands (0.0%)
[7]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/21	2,000	2,058
[7]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/22	2,000	2,125
					4,183
Virginia (1.6%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	446
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	317
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,379
	Arlington County VA GO	5.000%	6/15/23	7,815	8,795
	Arlington County VA GO	5.000%	6/15/24	8,575	10,061
	Arlington County VA GO	5.000%	6/15/25	8,225	10,033
	Arlington County VA GO	5.000%	6/15/26	8,190	10,326
	Arlington County VA GO, Prere.	4.000%	8/1/23	7,780	8,571
	Arlington County VA GO, Prere.	4.000%	8/1/23	13,670	15,059
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,675	65,609
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,192
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	935	1,038
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	1,017
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,586
[3,7]	Eclipse Funding Trust GO VRDO	0.130%	11/2/20	995	995
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/21	6,185	6,454
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	14,500	16,148
	Fairfax County VA GO	3.000%	10/1/22	9,555	10,056
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,782
	Fairfax County VA GO, Prere.	5.000%	10/1/23	10,215	11,612
	Halifax County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.450%	4/1/22	11,000	10,988
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	35,370	38,085
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	730	780
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	566
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,157
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,920
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/21	1,250	1,280
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/23	1,380	1,545
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/25	1,485	1,794
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/26	1,415	1,765
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/21	440	441
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	530	539
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	825	849
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,055
	Loudoun County Economic Development Authority Industrial Revenue VRDO	0.150%	11/4/20	14,300	14,300
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,231
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	0.150%	11/4/20	18,955	18,955
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	8,000	7,990
	Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,510	3,573
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,127
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,595	1,726
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,181
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,674
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,677
[1]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/22	385	401
[1]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	1,000	1,073
[1]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	904
[1]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	685	775
[1]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	2,072
[1]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,169
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	2,800	2,840
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	2,900	2,974
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,180
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,675	1,702
[7]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	225	226

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prince William County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/21	930	930
[3]	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/5/20	13,035	13,035
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/20	290	290
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	300	310
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	681
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	971
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	1,028
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	1,076
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	250	256
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	400	432
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	750	846
	Virginia Beach VA Water & Sewer System Water Revenue	5.000%	10/1/26	1,340	1,687
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/21	5,900	5,969
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	5,000	5,532
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	11,670	13,456
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	17,330	19,982
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	12,993
	Virginia College Building Authority College & University Revenue	5.000%	9/1/21	18,585	19,319
[7]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/21	1,000	1,010
[7]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/21	1,140	1,151
[7]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	970	991
[7]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	1,000	1,022
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,000	1,072
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	5,010	5,826
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,930
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	9,384
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/22	3,865	4,206
	Virginia Commonwealth University College & University Revenue	5.000%	11/1/26	2,500	3,104
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	6,280	7,383
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/25	3,080	3,756
	Virginia Public School Authority Appropriations Revenue	5.000%	4/15/21	6,030	6,158
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,000	1,082
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	3,010	3,258
	Virginia Public School Authority Lease Revenue	4.000%	8/1/25	5,065	5,736
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	6,915	8,390
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	285	299
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	605	682
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,442
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,000	1,211
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	3,760	3,755
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	4,375	4,447
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,127
					505,205
Washington (1.9%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	2/1/26	1,250	1,321
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.420%	11/1/21	14,575	14,575
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.570%	11/1/23	16,125	16,164
	Chelan County Public Utility District No 1 Water Revenue VRDO	0.120%	11/4/20	8,495	8,495
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/24	2,500	2,977
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/25	5,500	6,783
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	8,246
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/25	500	615
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	1,000	1,262
	Energy Northwest Nuclear Revenue	4.000%	7/1/24	4,500	5,099
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	3,200	3,746
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,025	6,251
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/24	11,185	13,093
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	11,655	14,143
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	7,045	9,044
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/23	525	578
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/24	255	292
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	235	279
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	13,750	14,228
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	12,719
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/21	200	203
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	129
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	231

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	153
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	520
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	762
	King County Public Hospital District No. 2 GO	5.000%	12/1/20	2,500	2,509
	King County School District No. 216 Enumclaw GO	5.000%	12/1/20	2,085	2,093
	King County School District No. 216 Enumclaw GO	5.000%	12/1/21	2,265	2,381
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	2,990	3,420
	King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,801
	King County School District No. 411 Issaquah GO	5.000%	12/1/26	1,575	1,724
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	911
	King County School District No. 414 Lake Washington GO	5.000%	12/1/22	180	198
	King County School District No. 414 Lake Washington GO	4.000%	12/1/25	2,840	3,355
	King County School District No. 414 Lake Washington GO	4.000%	12/1/25	1,370	1,618
	King County School District No. 414 Lake Washington GO	5.000%	12/1/25	520	640
	King County School District No. 414 Lake Washington GO	4.000%	12/1/26	1,180	1,423
	King County WA GO	5.000%	1/1/25	1,800	1,940
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,730
	King County WA Sewer Revenue	5.000%	1/1/26	4,020	4,331
	King County WA Sewer Revenue	5.000%	1/1/26	6,720	7,394
	King County WA Sewer Revenue	5.000%	7/1/27	2,855	3,559
	King County WA Sewer Revenue PUT	2.600%	12/1/21	21,125	21,276
	King County WA Sewer Revenue, Prere.	5.250%	1/1/21	6,240	6,291
	Lewis & Thurston Counties School District No. 401 Centralia GO	4.000%	12/1/20	510	511
	Lewis & Thurston Counties School District No. 401 Centralia GO	4.000%	12/1/21	575	598
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/22	355	389
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	308
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	398
[1]	Pierce County School District No. 10 Tacoma GO	5.000%	12/1/27	2,000	2,593
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	571
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/24	500	594
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/25	750	920
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/26	750	944
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/27	1,420	1,833
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/24	500	594
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,229
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	247
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/26	435	521
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/27	1,300	1,587
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/22	1,470	1,561
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/23	2,315	2,492
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/27	2,720	3,241
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	1,000	1,075
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	573
[3]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.120%	11/4/20	18,000	18,000
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,584
	Seattle WA GO	5.000%	6/1/22	15,755	16,930
	Seattle WA GO	5.000%	9/1/25	5,015	5,322
	Seattle WA GO	5.000%	6/1/26	4,000	4,836
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	5/1/25	5,000	6,037
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	9/1/25	2,885	3,524
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.410%	11/1/21	24,785	24,786
	Seattle WA Water System Water Revenue	5.000%	5/1/21	1,180	1,208
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/20	1,705	1,708
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	1,340	1,407
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	2,054
	Snohomish & Island Counties School District No. 401 Stanwood-Camano GO	5.000%	12/15/24	1,000	1,193
	Snohomish & Island Counties School District No. 401 Stanwood-Camano GO	5.000%	12/15/25	1,000	1,234
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/20	1,000	1,004
	Snohomish County School District No. 4 Lake Stevens GO	5.000%	12/1/22	700	768
	Snohomish County WA GO	4.000%	12/1/25	3,220	3,518
	Spokane County WA GO	5.000%	12/1/25	800	984
	Spokane County WA GO	5.000%	12/1/26	1,395	1,763
	Spokane County WA GO	5.000%	12/1/27	1,460	1,896
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	802
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	715	795
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,722
[1]	University of Washington College & University Revenue	5.000%	4/1/22	1,000	1,054
[1]	University of Washington College & University Revenue	5.000%	4/1/23	1,000	1,101

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	University of Washington College & University Revenue	5.000%	4/1/24	1,050	1,203
[1]	University of Washington College & University Revenue	5.000%	4/1/25	3,265	3,883
[1]	University of Washington College & University Revenue	5.000%	4/1/26	3,905	4,793
[1]	University of Washington College & University Revenue	5.000%	4/1/27	3,710	4,674
	Washington COP	5.000%	7/1/21	2,870	2,960
[1]	Washington GO	5.000%	6/1/22	1,500	1,588
[1]	Washington GO	5.000%	6/1/23	1,500	1,656
	Washington GO	5.000%	2/1/24	1,585	1,825
[1]	Washington GO	5.000%	6/1/24	1,625	1,869
	Washington GO	5.000%	7/1/24	10,000	10,783
	Washington GO	5.000%	7/1/24	4,480	4,831
	Washington GO	5.000%	8/1/24	13,825	16,236
	Washington GO	5.000%	2/1/25	2,960	3,409
	Washington GO	5.000%	2/1/25	1,100	1,267
[1]	Washington GO	5.000%	6/1/25	3,000	3,577
	Washington GO	4.000%	7/1/25	1,020	1,082
	Washington GO	5.000%	7/1/25	12,500	13,470
	Washington GO	5.000%	8/1/25	9,205	11,197
	Washington GO	5.000%	8/1/25	360	438
	Washington GO	5.000%	8/1/25	5,135	6,246
[1]	Washington GO	5.000%	6/1/26	3,000	3,686
	Washington GO	4.000%	7/1/26	28,260	29,948
	Washington GO	5.000%	7/1/26	2,550	2,747
	Washington GO	5.000%	8/1/26	12,420	15,538
	Washington GO	5.000%	8/1/26	9,015	10,161
[1]	Washington GO	5.000%	6/1/27	2,900	3,658
	Washington GO	4.000%	7/1/29	10,000	10,851
	Washington GO	5.000%	8/1/31	15,000	18,967
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	3,690	4,000
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	5,805	6,291
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/21	800	809
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,026
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/21	1,000	1,027
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	835	882
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,965	2,090
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,850	2,000
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,000	2,187
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	725	815
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,365	1,594
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,177
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,353
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,511
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	810
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,339
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,706
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/21	3,085	3,209
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,500	6,172
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	15,000	17,325
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	14,500	17,171
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.520%	1/1/25	500	495
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/20	1,010	1,012
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	1,020	1,069
[3,7]	Washington Health Care Facilities Authority Revenue (MultiCare Health System) TOB VRDO	0.270%	11/5/20	3,375	3,375
[7]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/21	1,000	1,004
[7]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/22	540	556
[7]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	650
[7]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Projects)	2.375%	1/1/26	2,675	2,571
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (SAG Portfolio Projects) PUT	2.550%	7/1/21	3,125	3,169
	Washington State University College & University Revenue	5.000%	4/1/21	1,465	1,493
	Washington State University College & University Revenue	5.000%	4/1/22	1,500	1,598
	Washington State University College & University Revenue	5.000%	10/1/22	650	706
	Washington State University College & University Revenue	5.000%	10/1/23	350	396
	Washington State University College & University Revenue	5.000%	10/1/24	585	687

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington State University College & University Revenue	5.000%	10/1/27	1,000	1,279
				629,608
West Virginia (0.2%)
Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	640	672
Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,238
West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/23	5,230	5,913
West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	6,690	7,851
West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,128
West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,065	7,246
West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	10,480
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	3,465	4,189
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/23	700	779
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,166
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,370
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,575	2,855
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	2,128
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,625
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,507
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,744
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,981
West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	12,413
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/21	750	774
				75,059
Wisconsin (1.2%)
DeForest WI Area School District GO	5.000%	4/1/21	555	566
DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,884
Madison WI GO	4.000%	10/1/25	8,040	9,472
Milwaukee WI GO	5.000%	4/1/22	3,715	3,954
Milwaukee WI GO	5.000%	4/1/23	930	1,030
Milwaukee WI GO	5.000%	4/1/23	2,000	2,216
Milwaukee WI GO	5.000%	4/1/24	5,060	5,819
Milwaukee WI GO	4.000%	3/15/25	3,000	3,440
Milwaukee WI GO	5.000%	4/1/26	3,785	4,626
Milwaukee WI GO	5.000%	4/1/26	1,885	2,299
Milwaukee WI GO	5.000%	4/1/27	10,320	12,889
Milwaukee WI GO	5.000%	4/1/27	5,170	6,457
Milwaukee WI GO	5.000%	4/1/27	1,405	1,755
Milwaukee WI GO	5.000%	4/1/27	1,085	1,355
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/21	3,440	3,533
Neenah Joint School District GO	5.000%	3/1/26	3,375	4,166
Neenah Joint School District GO	5.000%	3/1/27	3,690	4,675
Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/21	1,000	1,014
Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/22	1,375	1,452
Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/23	1,400	1,530
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	4,830	4,955
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	2,220	2,277
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,085	3,302
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,125	2,274
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	163
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,300	1,447
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	815	875
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	200	226
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,837
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,555	2,785
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	350	408
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,777
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	268
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	4,485	4,956
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	250	299
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	488
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,710	5,273
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	600	730
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,935	3,550
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	620
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	660	816
Sauk Prairie School District GO	5.000%	3/1/26	225	275
Sauk Prairie School District GO	5.000%	3/1/27	225	282
Sun Prairie WI Area School District GO	5.000%	3/1/25	325	389

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	407
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,410	2,644
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	26,155	26,155
	Verona Area School District GO	5.000%	4/1/25	3,315	3,968
	Waukesha School District GO	4.000%	4/1/24	780	875
	Waukesha School District GO	4.000%	4/1/25	825	952
	Wauwatosa School District GO	5.000%	3/1/25	5,550	6,658
	West De Pere WI School District GO	5.000%	4/1/26	3,160	3,913
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	866
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	219
	Wisconsin Clean Water Fund Leveraged Loan Portfolio Water Revenue, ETM	5.000%	6/1/22	3,165	3,399
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	3,390	3,815
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	745	838
	Wisconsin GO	5.000%	11/1/20	7,400	7,400
	Wisconsin GO	5.000%	5/1/24	9,310	9,972
	Wisconsin GO	5.000%	5/1/24	7,920	8,857
	Wisconsin GO	5.000%	5/1/25	18,615	20,817
	Wisconsin GO	5.000%	5/1/25	4,920	5,502
[1]	Wisconsin GO	5.000%	5/1/26	3,375	4,139
	Wisconsin GO	5.000%	5/1/27	4,000	4,722
[1]	Wisconsin GO	5.000%	5/1/27	6,000	7,552
	Wisconsin GO	5.000%	11/1/27	1,755	2,181
	Wisconsin GO, Prere.	5.000%	5/1/21	1,000	1,024
	Wisconsin GO, Prere.	5.000%	5/1/22	135	145
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/21	630	654
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	325	350
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	350	377
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	350	389
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	325	361
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	400
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	706
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,321
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	100	100
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	2,275	2,278
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	820	823
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	1,990	2,012
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	110	112
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/21	850	881
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,485	2,597
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/21	1,470	1,542
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	2,100	2,206
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,000	1,061
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	110	113
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	775	831
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,130	2,311
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,104
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	586
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	131
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	554
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,050	1,202
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,153
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	1,100
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	164
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	570
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	117
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	1,136
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	867
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	256
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	585
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	17,804
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	151
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	836
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,220
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	1,946
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	374
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	756
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	20,565
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	246
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,500	1,872

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	8/15/32	4,000	4,077
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,128
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/26/22	1,400	1,477
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	20,000	21,819
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,500	4,024
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	10,000
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.470%	7/28/21	3,500	3,498
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	3,000	3,400
[3,7]	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group) TOB VRDO	0.270%	11/5/20	8,560	8,560
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.550%	11/1/21	1,700	1,701
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	3,250	3,283
					383,111
Wyoming (0.1%)
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	35,226
[4]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.320%	0.440%	9/1/21	4,000	4,000
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/22	350	369
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/23	200	219
					39,814
Total Tax-Exempt Municipal Bonds (Cost $31,043,447)					31,803,935

Limited-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
[17]	Vanguard Municipal Cash Management Fund (Cost $836,884)	0.119%	8,367,391	836,907
Total Investments (100.5%) (Cost $31,880,331)				32,640,842
Other Assets and Liabilities—Net (-0.5%)				(161,416)
Net Assets (100%)				32,479,426
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Step bond.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value was $1,459,348,000, representing 4.5% of net assets.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
14	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2020
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $31,043,447)	31,803,935
Affiliated Issuers (Cost $836,884)	836,907
Total Investments in Securities	32,640,842
Investment in Vanguard	1,359
Receivables for Investment Securities Sold	160,175
Receivables for Accrued Income	320,643
Receivables for Capital Shares Issued	45,949
Variation Margin Receivable—Futures Contracts	82
Other Assets	461
Total Assets	33,169,511
Liabilities
Due to Custodian	6,189
Payables for Investment Securities Purchased	625,006
Payables for Capital Shares Redeemed	46,387
Payables for Distributions	11,015
Payables to Vanguard	1,488
Total Liabilities	690,085
Net Assets	32,479,426
At October 31, 2020, net assets consisted of:

Paid-in Capital	31,807,890
Total Distributable Earnings (Loss)	671,536
Net Assets	32,479,426

Investor Shares—Net Assets
Applicable to 118,367,563 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,326,164
Net Asset Value Per Share—Investor Shares	$11.20

Admiral Shares—Net Assets
Applicable to 2,780,602,488 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,153,262
Net Asset Value Per Share—Admiral Shares	$11.20

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2020
($000)
Investment Income
Income
Interest[1]	562,982
Total Income	562,982
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,227
Management and Administrative—Investor Shares	1,783
Management and Administrative—Admiral Shares	20,521
Marketing and Distribution—Investor Shares	171
Marketing and Distribution—Admiral Shares	1,855
Custodian Fees	85
Auditing Fees	31
Shareholders’ Reports—Investor Shares	112
Shareholders’ Reports—Admiral Shares	543
Trustees’ Fees and Expenses	18
Total Expenses	28,346
Net Investment Income	534,636
Realized Net Gain (Loss)
Investment Securities Sold[1]	25,739
Futures Contracts	(10,302)
Realized Net Gain (Loss)	15,437
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	286,313
Futures Contracts	(101)
Change in Unrealized Appreciation (Depreciation)	286,212
Net Increase (Decrease) in Net Assets Resulting from Operations	836,285
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,705,000, ($43,000), and $7,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	534,636	545,870
Realized Net Gain (Loss)	15,437	(22,208)
Change in Unrealized Appreciation (Depreciation)	286,212	759,545
Net Increase (Decrease) in Net Assets Resulting from Operations	836,285	1,283,207
Distributions[1]
Investor Shares	(21,943)	(26,139)
Admiral Shares	(512,390)	(519,398)
Total Distributions	(534,333)	(545,537)
Capital Share Transactions
Investor Shares	(19,082)	(158,218)
Admiral Shares	3,143,395	2,371,586
Net Increase (Decrease) from Capital Share Transactions	3,124,313	2,213,368
Total Increase (Decrease)	3,426,265	2,951,038
Net Assets
Beginning of Period	29,053,161	26,102,123
End of Period	32,479,426	29,053,161
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.07	$10.77	$10.97	$11.02	$11.04
Investment Operations
Net Investment Income	.188[1]	.209[1]	.191[1]	.166[1]	.164
Net Realized and Unrealized Gain (Loss) on Investments	.130	.300	(.200)	(.050)	(.020)
Total from Investment Operations	.318	.509	(.009)	.116	.144
Distributions
Dividends from Net Investment Income	(.188)	(.209)	(.191)	(.166)	(.164)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.188)	(.209)	(.191)	(.166)	(.164)
Net Asset Value, End of Period	$11.20	$11.07	$10.77	$10.97	$11.02
Total Return[2]	2.90%	4.76%	-0.08%	1.07%	1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,326	$1,333	$1,453	$1,761	$1,998
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.90%	1.76%	1.52%	1.48%
Portfolio Turnover Rate	31%	21%	28%	19%	13%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.07	$10.77	$10.97	$11.02	$11.04
Investment Operations
Net Investment Income	.196[1]	.218[1]	.200[1]	.177[1]	.175
Net Realized and Unrealized Gain (Loss) on Investments	.131	.300	(.200)	(.050)	(.020)
Total from Investment Operations	.327	.518	—	.127	.155
Distributions
Dividends from Net Investment Income	(.197)	(.218)	(.200)	(.177)	(.175)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.197)	(.218)	(.200)	(.177)	(.175)
Net Asset Value, End of Period	$11.20	$11.07	$10.77	$10.97	$11.02
Total Return[2]	2.98%	4.84%	0.00%	1.17%	1.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,153	$27,720	$24,649	$23,273	$21,959
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.98%	1.84%	1.62%	1.58%
Portfolio Turnover Rate	31%	21%	28%	19%	13%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.
During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at October 31, 2020.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual

Limited-Term Tax-Exempt Fund
commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,359,000, representing less than 0.01% of the fund’s net assets and 0.54% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Limited-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	31,803,935	—	31,803,935
Temporary Cash Investment	836,907	—	—	836,907
Total	836,907	31,803,935	—	32,640,842
Derivative Financial Instruments
Assets
Future Contracts[1]	82	—	—	82
1	Represents variation margin on the last day of the reporting period for recently closed futures contracts.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	11,019
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(79,624)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	751,147
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2020 Amount ($000)	2019 Amount ($000)
Tax Exempt Income	534,333	545,537
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	534,333	545,537
*	Includes short-term capital gains, if any.
As of October 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	31,889,695
Gross Unrealized Appreciation	794,646
Gross Unrealized Depreciation	(43,499)
Net Unrealized Appreciation (Depreciation)	751,147
E.	During the year ended October 31, 2020, the fund purchased $11,530,997,000 of investment securities and sold $8,499,741,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended

Limited-Term Tax-Exempt Fund
ended October 31, 2020, such purchases and sales were $1,709,626,000 and $1,725,135,000, respectively: these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	462,108	41,507	385,168	35,152
Issued in Lieu of Cash Distributions	18,676	1,679	22,120	2,013
Redeemed	(499,866)	(45,197)	(565,506)	(51,647)
Net Increase (Decrease)—Investor Shares	(19,082)	(2,011)	(158,218)	(14,482)
Admiral Shares
Issued	11,279,081	1,014,009	9,505,293	867,596
Issued in Lieu of Cash Distributions	376,785	33,861	391,414	35,613
Redeemed	(8,512,471)	(770,863)	(7,525,121)	(687,634)
Net Increase (Decrease)—Admiral Shares	3,143,395	277,007	2,371,586	215,575
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

Intermediate-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2010, Through October 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Tax-Exempt Fund Investor Shares	3.69%	3.34%	3.57%	$14,208
Bloomberg Barclays 1-15 Year Municipal Bond Index	3.66	3.22	3.42	13,994
Bloomberg Barclays Municipal Bond Index	3.59	3.70	3.99	14,791

	One Year	Five Year	Ten Years	Final Value of a $50,000 Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	3.77%	3.43%	3.66%	$71,639
Bloomberg Barclays 1-15 Year Municipal Bond Index	3.66	3.22	3.42	69,970
Bloomberg Barclays Municipal Bond Index	3.59	3.70	3.99	73,953

See Financial Highlights for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2020
New York	15.3%
California	9.8
Texas	9.0
Illinois	6.0
Pennsylvania	5.1
Florida	4.7
Ohio	3.2
Michigan	3.0
Maryland	3.0
Georgia	2.9
New Jersey	2.8
Massachusetts	2.7
Washington	2.6
Virginia	2.3
Colorado	2.0
Arizona	1.7
Wisconsin	1.7
Connecticut	1.6
Alabama	1.6
Kentucky	1.4
Hawaii	1.3
Nevada	1.3
District of Columbia	1.1
South Carolina	1.1
Tennessee	1.0
Indiana	1.0
Minnesota	1.0
Oregon	1.0
Other	8.8
The table reflects the fund’s investments, except for short-term investments and derivatives.

Intermediate-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (1.6%)
	Alabama 21st Century Authority Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,000	3,081
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/33	7,500	8,248
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/30	8,190	9,456
[1]	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/29	3,345	4,243
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	4.000%	6/1/37	10,030	11,568
[1]	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,000	1,326
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,743
[1]	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,215	1,597
[1]	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/36	1,300	1,702
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,304
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,299
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	975
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	6,905	7,483
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,245	7,851
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,000	7,586
[2]	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	4,020	5,068
[2]	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	9,250	11,974
[2]	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	8,325	10,988
[2]	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	12,000	16,163
[2]	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	12,500	17,127
[2]	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	10,000	13,284
[2]	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	20,000	24,267
[2]	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	20,000	24,070
[2]	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	13,000	15,526
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	5/1/21	4,895	5,009
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,539
	Auburn University College & University Revenue, Prere.	5.000%	6/1/22	3,000	3,224
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/26	1,520	1,801
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/27	1,750	2,072
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	3,250
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	3,000	3,568
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	6,335	7,535
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	2,005	2,385
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	700	878
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	954
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	645
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	350	448
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	472
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	403
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	571
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	455
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	454
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	678
	Birmingham AL GO, Prere.	5.000%	3/1/23	5,000	5,548
	Birmingham Water Works Board Water Revenue	5.000%	1/1/26	1,795	2,211
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	3,945	4,989
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,391
	Birmingham Water Works Board Water Revenue	5.000%	1/1/28	1,250	1,622
	Birmingham Water Works Board Water Revenue	5.000%	1/1/33	4,000	4,896
	Birmingham Water Works Board Water Revenue	5.000%	1/1/35	5,000	6,072
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,275
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,656
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	2,009
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,365
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	74,600	85,109
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	27,500	31,816
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/21	90,360	91,965
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	8,715	9,189

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	38,040	41,440
[5]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	1.000%	12/1/23	9,500	9,470
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	605
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	632
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	544
	Hoover AL GO	4.000%	7/1/30	2,485	2,890
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	831
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	300	378
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	400	508
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	275	349
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	631
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	395	498
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,253
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	627
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/31	365	452
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,279
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,237
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	2,297
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,437
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,459
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,816
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,599
	Huntsville AL GO	5.000%	5/1/21	2,330	2,384
	Huntsville AL GO	5.000%	5/1/24	2,410	2,803
	Huntsville AL GO	5.000%	5/1/25	2,535	3,057
	Huntsville AL GO	5.000%	5/1/25	2,955	3,563
	Huntsville AL GO	5.000%	3/1/26	295	306
	Huntsville AL GO	5.000%	5/1/26	2,660	3,311
	Huntsville AL GO	5.000%	5/1/33	575	587
	Huntsville AL GO	5.000%	5/1/34	3,515	4,381
	Huntsville AL GO	5.000%	5/1/35	3,690	4,586
	Huntsville AL GO	5.000%	5/1/35	3,000	3,729
	Huntsville AL GO	5.000%	5/1/36	3,875	4,800
	Huntsville AL GO	5.000%	5/1/36	4,330	5,364
	Huntsville AL GO	5.000%	5/1/36	5,055	6,478
	Huntsville AL GO	5.000%	5/1/37	4,070	5,026
	Huntsville AL GO	5.000%	5/1/37	3,050	3,767
	Huntsville AL GO	5.000%	5/1/37	5,055	6,482
	Huntsville AL GO	5.000%	5/1/38	2,270	2,796
	Huntsville AL GO, Prere.	5.000%	5/1/21	2,375	2,430
	Huntsville AL GO, Prere.	5.000%	5/1/21	2,050	2,098
	Huntsville AL GO, Prere.	5.000%	9/1/21	2,245	2,332
	Huntsville AL Water Revenue	5.000%	11/1/25	1,500	1,809
	Huntsville AL Water Revenue	5.000%	11/1/27	1,655	1,977
	Huntsville AL Water Revenue	5.000%	11/1/28	1,525	1,812
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	2,690	3,353
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	3,300	4,101
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	7,425
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	2,640	2,960
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	4,024
	Jefferson County AL GO	5.000%	4/1/26	3,610	4,431
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	4,442
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,465	6,812
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	3,145
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	6,523
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	9,266
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	6,058
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	8,087
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,981
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,724
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	18,973
	Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,873
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,874
[6]	Jefferson County AL Sewer Revenue	0.000%	10/1/26	1,000	850
[6]	Jefferson County AL Sewer Revenue	0.000%	10/1/27	1,410	1,123
[6]	Jefferson County AL Sewer Revenue	0.000%	10/1/28	1,500	1,116
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	54,305	62,074
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	4,234
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	4,270

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,970
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,551
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	270,410	296,713
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	32,435	35,805
[3]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,479
[3]	Troy University College & University Revenue	5.000%	11/1/28	330	424
[3]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,300
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,950
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,316
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,889
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,549
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	564
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	625	800
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	1,041
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	776
	University of Alabama College & University Revenue	5.000%	7/1/21	10,530	10,852
[6]	University of South Alabama College & University Revenue	4.000%	4/1/22	300	315
[6]	University of South Alabama College & University Revenue	4.000%	4/1/23	250	270
[6]	University of South Alabama College & University Revenue	4.000%	4/1/24	375	416
[6]	University of South Alabama College & University Revenue	5.000%	11/1/24	1,675	1,955
[6]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	2,048
[6]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,489
[6]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	952
[6]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,807
[6]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	689
[6]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,340
[6]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	524
[6]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	550
[6]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,540
[6]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	6,061
[6]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,603
[6]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	1,136
[6]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,163
					1,221,049
Alaska (0.1%)
	Alaska GO	5.000%	8/1/24	5,005	5,520
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere	5.000%	6/1/22	475	510
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere	5.000%	6/1/22	825	886
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere	5.000%	6/1/22	310	333
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	2,600	2,792
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	4,505	4,838
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	1,690	1,815
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	2/1/32	4,855	5,231
	Anchorage AK Electric Power & Light Revenue	5.000%	12/1/26	2,350	2,756
	Anchorage AK Electric Power & Light Revenue	5.000%	12/1/34	4,500	5,237
	Anchorage AK GO	5.000%	9/1/26	6,590	7,973
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,978
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,477
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,607
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,945
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,895
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,883
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	4,223
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	17,303
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,745
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.625%	6/1/23	1,145	1,145
					85,092
Arizona (1.7%)
	Arizona COP	5.000%	10/1/26	10,590	13,269
	Arizona COP	5.000%	10/1/27	13,400	17,208
	Arizona COP	5.000%	10/1/28	11,330	14,858
	Arizona COP	5.000%	10/1/29	17,350	23,178
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/22	8,520	9,183
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	4,225	4,550
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	6,405	7,490
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	6,000	7,012
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	5,393
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	17,101

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	5,160	6,277
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,580	8,176
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,925	2,077
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	3,480	3,518
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	3,100	3,274
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	5,000	5,279
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,000	1,135
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	4,613
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	6,500	6,843
[7]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	500	532
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	1,099
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	912
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,276
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,336
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,186
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,289
[7]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	1,810	2,023
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	687
[7]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	1,070
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	959
[7]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/40	830	906
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	972
[7]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	625	653
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	210	271
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	424
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	256
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	381
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	530
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	257
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	403
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	415	469
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	502
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	405	455
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	435	487
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	4,184
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	2,084
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	500	640
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,822
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	3,180
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	4,600
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	3,415
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,629
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,671
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,799
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	2,387
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	4,195
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	2,215	2,985
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	4,650	6,289
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	481
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	398
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	868
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	398
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	395
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	423
[3]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	278
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	636
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	663
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	923
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	772
[3]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	548
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	910	915
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	4,985
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	2,624
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	7,057
[7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	8,206
	Arizona Lottery Revenue	5.000%	7/1/26	6,390	7,957
	Arizona Lottery Revenue	5.000%	7/1/27	7,000	8,934
	Arizona Lottery Revenue	5.000%	7/1/28	5,500	7,175
	Arizona School Facilities Board COP	5.000%	9/1/21	5,130	5,330

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona State University College & University Revenue	5.000%	7/1/26	810	1,009
	Arizona State University College & University Revenue	5.000%	7/1/27	315	337
	Arizona State University College & University Revenue	5.000%	7/1/28	3,510	4,185
	Arizona State University College & University Revenue	5.000%	7/1/28	1,860	2,218
	Arizona State University College & University Revenue	5.000%	7/1/28	840	1,063
	Arizona State University College & University Revenue	5.000%	7/1/28	285	305
	Arizona State University College & University Revenue	5.000%	7/1/30	715	820
	Arizona State University College & University Revenue	5.000%	7/1/31	725	855
	Arizona State University College & University Revenue	5.000%	7/1/32	895	1,052
	Arizona State University College & University Revenue	5.000%	7/1/32	780	891
	Arizona State University College & University Revenue	5.000%	7/1/33	700	820
	Arizona State University College & University Revenue	5.000%	7/1/33	750	855
	Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,170
	Arizona State University College & University Revenue	5.000%	7/1/34	750	854
	Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,537
	Arizona State University College & University Revenue	5.000%	7/1/35	600	700
	Arizona State University College & University Revenue	5.000%	7/1/35	750	852
	Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,570
	Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,134
	Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,828
	Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	800	861
	Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	715	769
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/21	6,755	6,966
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	10,275	11,078
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	12,030	13,530
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	27,590	32,264
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/21	2,235	2,331
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	6,035	6,578
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	12,000	14,096
	Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/21	1,450	1,512
	Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	1,490	1,620
	Chandler AZ GO	4.000%	7/1/22	3,570	3,793
	Chandler AZ GO	5.000%	7/1/23	3,400	3,829
	Gilbert AZ GO	5.000%	7/1/21	7,290	7,520
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/1/27	2,555	3,196
	Glendale AZ Sales Tax Revenue	5.000%	7/1/21	2,990	3,081
	Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,140	3,364
	Glendale AZ Sales Tax Revenue	5.000%	7/1/25	9,445	11,277
	Glendale AZ Sales Tax Revenue	5.000%	7/1/27	3,495	4,363
	Glendale AZ Sales Tax Revenue	5.000%	7/1/29	2,500	3,068
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	10,218
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	7,470
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	2,046
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,716
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,800	2,060
	Kyrene Elementary School District No. 28 (Project 2010) GO	5.250%	7/1/28	690	781
	Kyrene Elementary School District No. 28 (Project 2010) GO	5.500%	7/1/29	480	547
	Kyrene Elementary School District No. 28 (Project 2010) GO	5.500%	7/1/30	375	427
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	350	394
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	666
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/28	2,850	3,740
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/29	2,550	3,416
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	6,685	8,102
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	2,398
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/31	2,415	2,670
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/32	1,500	1,637
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,491
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	2,015
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	555
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	899
[7]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,700
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	9,983
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	15,345	19,467
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	13,624
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	10,896
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,268
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	8,976
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,217
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,213

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,140	2,585
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	3,035
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,911
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,975
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	15,000	18,305
	Maricopa County Industrial Development Authority Charter School Aid Revenue	4.000%	7/1/40	5,575	6,128
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/23	2,250	2,531
	Maricopa County Unified School District No. 48 Scottsdale GO	5.000%	7/1/22	8,465	9,133
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,625	1,925
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,679
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,350
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/28	1,000	1,321
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,886
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	3,445
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	2,010	2,382
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	2,530	2,990
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	6,815	7,747
[3]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	4,223
[3]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	4,131
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	11,070	11,939
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	6,320	6,816
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	7,835	9,175
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	9,040	10,579
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	11,000	12,846
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	2,565	2,993
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	16,000	17,942
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	6,440	7,755
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	2,730	3,288
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	30,000	33,442
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	3,895	4,713
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	12,550	15,046
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	1,870	2,307
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	9,530	11,723
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	1,625	1,945
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	5,120	6,289
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	13,160	16,115
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	4,500	5,361
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	3,275	4,017
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	11,565	14,105
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	6,845	8,124
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,335
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	8,520	10,433
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	12,815	15,590
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	1,160	1,544
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	2,000	2,370
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	24,550	28,923
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	10,000	12,123
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	4,190	4,949
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	10,035	11,785
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	8,750	10,575
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	1,030	1,359
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	444
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	3,185	3,752
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	20,065	23,498
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	8,715	10,506
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/38	300	359
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/38	4,000	4,700
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	298
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/39	10,090	12,097
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	434
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, ETM	5.000%	7/1/22	11,000	11,866
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/26	1,790	2,229
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/27	2,035	2,600
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	274
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	773
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	765
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	324
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	821
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	961

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,560
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/36	500	622
	Pima County AZ GO	4.000%	7/1/21	6,000	6,149
[7]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	2,450	2,462
[7]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	2,180	2,261
[7]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,346
	Pima County IDA Electric Power & Light Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,581
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/22	3,140	3,374
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/23	3,585	4,013
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/26	3,600	4,022
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/22	2,025	2,193
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	1,155	1,308
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/25	1,655	1,952
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,145	2,268
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	2,500	2,750
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	4,540	5,184
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	3,045	3,595
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	2,580	3,124
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,020	6,337
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	4,100	5,081
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,145	3,939
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	6,345	8,021
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	6,200
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	28,544
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	29,720
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	17,668
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,240	7,577
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	3,650	4,307
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	10,760	13,308
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	975
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	6,705	8,528
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/21	4,045	4,228
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/22	4,335	4,707
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/23	8,440	9,503
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	5,250
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	22,919
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,790	3,414
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	343
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/32	4,250	5,496
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	19,720	26,342
	Scottsdale AZ GO	5.000%	7/1/22	3,015	3,253
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/22	12,415	13,396
	Tucson AZ Water System Water Revenue	5.000%	7/1/23	3,540	3,986
	Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	2,240
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	2,211
[2]	University of Arizona College & University Revenue	5.000%	8/1/27	940	1,167
[2]	University of Arizona College & University Revenue	5.000%	8/1/28	1,000	1,270
	University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,463
	University of Arizona College & University Revenue	5.000%	6/1/31	1,000	1,071
	University of Arizona College & University Revenue	5.000%	6/1/32	1,290	1,382
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,290
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,543
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,243
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,452
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,435
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,128
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,693
					1,361,641
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	380	399
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,780
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,725	2,145
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,889
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,869
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,475
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,000	2,461
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,357
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,699
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,810

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	2,250
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,697
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,510
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,230
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,220	1,469
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,320
	Arkansas GO	5.000%	10/1/24	10,105	11,939
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,539
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,883
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	3,298
	Rogers School District No. 30 GO	3.000%	2/1/31	4,810	5,133
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/26	2,695	3,102
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/27	1,500	1,717
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/28	1,025	1,169
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/30	2,670	2,924
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/31	2,860	3,119
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	18,550	20,628
	Springdale School District No. 50 GO	4.000%	6/1/26	4,505	4,766
	Springdale School District No. 50 GO	4.000%	6/1/27	3,500	3,694
	Springdale School District No. 50 GO	4.000%	6/1/32	4,500	4,708
	Springdale School District No. 50 GO	4.000%	6/1/33	5,500	5,745
	University of Arkansas College & University Revenue	5.000%	11/1/20	855	855
	University of Arkansas College & University Revenue	5.000%	11/1/23	1,280	1,456
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	696
	University of Arkansas College & University Revenue	5.000%	11/1/25	2,020	2,327
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	751
	University of Arkansas College & University Revenue	5.000%	11/1/26	2,205	2,527
	University of Arkansas College & University Revenue	5.000%	11/1/27	1,050	1,183
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,210	3,651
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,000	3,375
	University of Arkansas College & University Revenue	5.000%	11/1/29	795	979
	University of Arkansas College & University Revenue	5.000%	11/1/29	3,355	3,798
	University of Arkansas College & University Revenue	5.000%	11/1/29	1,970	2,213
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,565	2,897
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,000	2,242
	University of Arkansas College & University Revenue	5.000%	11/1/31	835	1,020
	University of Arkansas College & University Revenue	5.000%	11/1/33	1,125	1,363
	University of Arkansas College & University Revenue	5.000%	11/1/34	1,000	1,210
	University of Arkansas College & University Revenue	5.000%	11/1/36	1,200	1,447
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,815	1,901
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,075	1,126
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,695	1,775
					147,516
California (9.7%)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/27	1,374	1,470
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/29	2,795	2,986
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/21	155	161
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	1,450	1,576
[6]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,970	2,405
[6]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,345	2,927
[6]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	905
[6]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	723
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	5,000	5,595
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	7,539
[6]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	882
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	12/1/27	3,010	3,452
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/30	12,395	14,040
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,015	4,448
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/29	5,020	5,552
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	9,000	9,935
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	5,000	5,492
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	5,000	5,481
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	2,195	2,289
	Anaheim Public Financing Authority Electric Power & Light Revenue, Prere.	5.250%	4/1/21	5,030	5,136
	Anaheim Public Financing Authority Electric Power & Light Revenue, Prere.	5.250%	4/1/21	5,300	5,412
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	7,900	9,279
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	5,466
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	12,990	15,097
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	11,840	13,697

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	29,132
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	46,108
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	26,430	30,175
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	20,000	22,777
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/21	6,125	6,144
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	7,200	7,319
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	67,795
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,850	21,481
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	59,036
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	33,875	37,495
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.820%	4/1/21	14,500	14,504
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.020%	5/1/23	13,500	13,619
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,589
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	7,103
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	766
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	661
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	700	822
	California Department of Water Resources Water Revenue	5.000%	12/1/31	20,000	27,673
	California Department of Water Resources Water Revenue	5.000%	12/1/32	18,000	24,723
	California Department of Water Resources Water Revenue	5.000%	12/1/33	10,250	13,982
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	80	91
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	35	42
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	55	65
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	12
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,490	2,965
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,565
	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	6,340	4,205
	California GO	5.000%	3/1/22	26,540	28,203
	California GO	5.000%	8/1/22	19,000	20,560
	California GO	5.000%	8/1/22	4,880	5,281
	California GO	5.000%	9/1/22	4,900	5,321
	California GO	5.000%	9/1/22	5,620	6,103
	California GO	5.000%	9/1/22	17,000	18,462
	California GO	5.000%	12/1/22	11,000	12,073
	California GO	5.000%	9/1/23	9,770	11,061
	California GO	5.000%	11/1/23	9,700	11,056
	California GO	5.000%	12/1/23	34,000	38,884
	California GO	5.000%	3/1/24	30,065	34,694
	California GO	5.000%	5/1/24	35,000	40,653
	California GO	5.000%	10/1/24	10,500	12,392
	California GO	5.000%	10/1/24	43,425	51,251
	California GO	5.000%	3/1/25	15,410	18,465
	California GO	5.000%	10/1/25	20,000	22,210
	California GO	5.000%	10/1/25	34,000	41,579
	California GO	5.000%	10/1/25	5,250	6,420
	California GO	5.000%	11/1/25	33,000	39,027
	California GO	5.000%	4/1/26	48,005	59,532
	California GO	5.000%	10/1/26	31,195	34,578
	California GO	5.000%	10/1/26	5,250	6,596
	California GO	5.000%	4/1/27	52,120	66,358
	California GO	3.500%	8/1/27	21,000	24,895
	California GO	5.000%	10/1/27	11,250	12,476
	California GO	5.000%	10/1/27	5,250	6,770
	California GO	5.250%	10/1/27	26,440	27,612
	California GO	5.000%	11/1/27	17,380	19,727
	California GO	5.000%	2/1/28	12,500	13,790
	California GO	5.000%	8/1/28	1,260	1,607
	California GO	5.000%	10/1/28	5,250	6,908
	California GO	5.000%	11/1/28	9,175	10,408
	California GO	5.000%	11/1/28	7,770	9,966
	California GO	5.000%	11/1/28	29,660	39,097
	California GO	5.000%	12/1/28	3,575	4,067
	California GO	5.000%	9/1/29	5,600	6,934
	California GO	5.250%	9/1/29	10,460	11,855
	California GO	5.000%	10/1/29	10,000	11,717
	California GO	5.000%	10/1/29	4,120	5,508
	California GO	5.000%	4/1/30	4,910	6,446
	California GO	5.000%	5/1/30	30,000	34,618
	California GO	4.000%	8/1/30	12,400	14,425

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/30	15,000	18,507
	California GO	5.000%	9/1/30	4,500	4,671
	California GO	5.250%	9/1/30	25,480	28,856
	California GO	5.000%	11/1/30	30,000	40,802
	California GO	3.500%	12/1/30	7,500	8,073
	California GO	5.000%	4/1/31	2,000	2,719
	California GO	4.000%	8/1/31	27,000	31,277
	California GO	4.000%	9/1/31	7,660	8,887
	California GO	5.000%	10/1/31	24,000	28,080
	California GO	5.000%	10/1/31	11,975	15,802
	California GO	5.000%	11/1/31	10,000	12,609
[2]	California GO	5.000%	11/1/31	4,765	6,448
	California GO	5.000%	2/1/32	50,640	55,641
	California GO	5.000%	4/1/32	26,035	33,733
	California GO	5.000%	4/1/32	15,000	20,656
	California GO	4.000%	8/1/32	8,000	9,225
[6]	California GO	5.250%	8/1/32	21,500	29,919
[1]	California GO	4.000%	9/1/32	5,000	5,774
	California GO	5.000%	9/1/32	6,500	7,986
	California GO	5.000%	10/1/32	11,000	12,865
	California GO	5.000%	10/1/32	7,690	10,057
	California GO	4.000%	11/1/32	4,805	5,662
	California GO	5.000%	2/1/33	60,000	65,934
	California GO	5.000%	4/1/33	12,000	15,438
	California GO	4.000%	8/1/33	26,000	29,870
	California GO	5.000%	8/1/33	14,000	17,098
	California GO	4.000%	9/1/33	26,050	29,973
	California GO	3.000%	10/1/33	9,000	10,001
	California GO	5.000%	10/1/33	6,000	7,015
	California GO	3.000%	11/1/33	2,620	2,942
	California GO	4.000%	8/1/34	4,980	5,709
	California GO	5.000%	9/1/34	1,655	2,022
	California GO	3.000%	10/1/34	18,575	20,486
	California GO	5.000%	10/1/34	10,000	11,675
	California GO	3.000%	11/1/34	3,200	3,565
[2]	California GO	5.000%	11/1/34	10,660	14,122
[2]	California GO	5.000%	11/1/34	2,590	3,431
	California GO	4.000%	9/1/35	7,900	9,047
[1]	California GO	4.000%	9/1/35	10,000	11,452
	California GO	3.000%	10/1/35	44,000	48,207
	California GO	3.000%	11/1/35	2,300	2,543
[2]	California GO	5.000%	11/1/35	24,035	31,642
	California GO	4.000%	3/1/36	4,870	5,818
	California GO	3.000%	10/1/36	29,800	32,456
[2]	California GO	5.000%	11/1/36	9,850	12,919
	California GO	3.000%	10/1/37	6,800	7,362
	California GO PUT	4.000%	12/1/21	13,300	13,589
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	5,000	5,393
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,000	5,375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,682
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/27	19,000	19,309
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,845	4,124
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/28	9,180	9,329
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	2,192
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,740
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,543
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,863
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,953
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	6,236
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,765
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	4,170
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,600	1,828
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	3,000	3,397
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,427
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,900	3,272
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	34,940	39,483
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	5,645	6,833
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	1,510	1,644
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,095	5,562

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	41,815	47,501
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	81,500	98,870
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	53,870	70,882
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,000	3,888
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/29	1,000	1,202
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/32	2,190	2,617
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	2,087
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/21	3,075	3,148
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	6,075	6,508
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	3,065	3,415
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	4,510	5,025
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	750	850
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	2,750	3,007
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	900	1,060
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	3,400	3,844
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	3,600	4,188
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	1,350	1,608
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	7,420	7,953
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,577
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/27	1,325	1,567
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,675
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	4,400	5,436
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	3,700	4,643
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	1,800	2,293
[2]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	2,500	3,228
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	10,505
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	7,367
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,260
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/27	3,145	3,474
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	13,638
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	8,387
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,692
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	11,221
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,336
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,514
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,689
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/21	5,000	5,078
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/24	4,155	4,800
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	3,085	3,284
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	8,245	9,617
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	2,495	2,859
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.125%	10/1/31	4,260	4,438
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	20,000	23,226
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	3,835	4,436
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	10,252
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	2,100	2,742
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	2,615	3,393
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	2,580	3,334
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/35	5,365	6,905
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/36	3,100	3,973
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	12/1/21	8,145	8,566
	California State University College & University Revenue	5.000%	11/1/28	3,570	4,420
	California State University College & University Revenue	5.000%	11/1/30	24,965	29,361
	California State University College & University Revenue	5.000%	11/1/30	8,400	10,567
	California State University College & University Revenue	5.000%	11/1/30	2,025	2,495
	California State University College & University Revenue	5.000%	11/1/31	21,630	25,402
	California State University College & University Revenue	5.000%	11/1/31	5,955	7,456
	California State University College & University Revenue	5.000%	11/1/31	4,600	5,656
	California State University College & University Revenue	5.000%	11/1/32	10,030	11,749
	California State University College & University Revenue	5.000%	11/1/32	2,555	3,183
	California State University College & University Revenue	5.000%	11/1/32	10,000	12,271
	California State University College & University Revenue	5.000%	11/1/33	20,000	23,418
	California State University College & University Revenue	5.000%	11/1/33	8,010	9,952
	California State University College & University Revenue	5.000%	11/1/33	1,000	1,242
	California State University College & University Revenue	4.000%	11/1/34	2,000	2,271
	California State University College & University Revenue	5.000%	11/1/34	24,190	28,304
	California State University College & University Revenue	5.000%	11/1/34	10,270	12,737
	California State University College & University Revenue	5.000%	11/1/34	1,000	1,240
	California State University College & University Revenue	4.000%	11/1/35	2,000	2,264

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/35	4,405	5,150
	California State University College & University Revenue	5.000%	11/1/35	12,825	15,855
	California State University College & University Revenue	5.000%	11/1/35	4,645	6,051
	California State University College & University Revenue	5.000%	11/1/36	12,660	15,602
	California State University College & University Revenue	5.000%	11/1/36	7,165	9,259
	California State University College & University Revenue	5.000%	11/1/37	9,290	11,173
	California State University College & University Revenue	5.000%	11/1/38	10,000	12,810
	California State University College & University Revenue	5.000%	11/1/39	8,000	9,288
	California State University College & University Revenue, Prere.	5.250%	11/1/21	7,395	7,763
	California State University College & University Revenue, Prere.	5.250%	11/1/21	7,790	8,177
	California State University College & University Revenue, Prere.	5.250%	11/1/21	7,960	8,356
	California State University College & University Revenue, Prere.	5.250%	11/1/21	4,000	4,199
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,727
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,258
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,559
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,936
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	970	1,238
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,203
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/27	5,000	5,022
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,200	4,211
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	45,180	59,448
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,225	2,928
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,035	27,678
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	28,065	36,928
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	22,750	29,934
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	16,290	21,434
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,128
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,147
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,142
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,257
	Cerritos Community College District GO	0.000%	8/1/28	1,000	912
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,597
	Cerritos Community College District GO	0.000%	8/1/31	1,000	841
	Chabot-Las Positas Community College District GO	5.000%	8/1/27	7,000	7,871
	Chabot-Las Positas Community College District GO	5.000%	8/1/30	15,000	16,841
	Chabot-Las Positas Community College District GO	5.000%	8/1/31	5,000	5,611
	Chabot-Las Positas Community College District GO	5.000%	8/1/32	17,000	19,046
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	1,250	1,460
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	2,000	2,337
[6]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	953
[6]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,783
[6]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,537
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,212
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,316
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25	1,145	1,376
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,496
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,560
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,622
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,690
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,630
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,852
	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,389
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	2,000	2,260
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,390
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,520
	Corona-Norco Unified School District GO	4.000%	8/1/35	5,240	6,001
	Corona-Norco Unified School District GO	4.000%	8/1/36	5,550	6,338
	Cupertino Union School District GO, Prere.	5.000%	8/1/22	1,000	1,083
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	2,740
	Desert Sands Unified School District GO	5.000%	8/1/32	1,500	1,890
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,638
	Desert Sands Unified School District GO	5.000%	8/1/34	1,025	1,283
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	10,900	13,788
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/33	7,665	9,606
	East Side Union High School District GO	5.000%	8/1/26	2,575	2,885
	East Side Union High School District GO	5.000%	8/1/27	2,000	2,239
	East Side Union High School District GO	5.000%	8/1/28	3,000	3,355
[6]	East Side Union High School District GO	3.000%	8/1/33	6,920	7,490

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,951
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,730	6,592
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	8,125	9,324
[6]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	1,750	1,861
[6]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	1,000	1,064
[6]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,485	2,643
[6]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,110	2,244
[6]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,000	2,127
[6]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	3,060	3,540
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,450
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,626
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	7,841
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/23	775	868
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,159
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	898
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,375
[3]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,335
[3]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	2,062
[3]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,605
	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/23	2,875	2,825
	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,655
	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,976
	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,812
	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,574
	Fontana Unified School District GO	3.000%	8/1/38	1,290	1,383
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.250%	1/15/33	2,000	2,279
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	40,500	43,529
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.125% coupon rate effective 1/15/24	0.000%	1/15/28	20,090	21,394
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.200% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,180
	Fresno Unified School District GO	3.000%	8/1/36	1,000	1,072
	Gavilan Joint Community College District GO	5.000%	8/1/30	5,000	6,030
	Gavilan Joint Community College District GO	5.000%	8/1/31	6,000	7,220
[9]	Gilroy Unified School District GO	0.000%	8/1/30	5,245	4,511
[9]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,758
[9]	Gilroy Unified School District GO, ETM	0.000%	8/1/30	255	223
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	7,500	8,858
[6]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/26	5,000	4,725
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	5,000	4,591
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/28	52,135	46,621
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	15,500	18,100
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	6,993
	Grossmont Healthcare District GO	4.000%	7/15/40	28,000	30,939
[6]	Hayward Unified School District GO	5.000%	8/1/28	2,720	3,151
[6]	Hayward Unified School District GO	5.000%	8/1/28	3,795	4,397
[6]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	3,022
[6]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,315	5,064
	Huntington Beach City School District GO	4.000%	8/1/36	1,000	1,167
	Huntington Beach City School District GO	4.000%	8/1/37	1,000	1,164
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	4,353
	Imperial Irrigation District Electric System Electric Power & Light Revenue, Prere.	5.000%	11/1/20	5,200	5,200
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,214
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,178
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,388
[6]	Kern Community College District GO	0.000%	11/1/26	10,210	9,602
[2]	Kern Community College District GO	3.000%	8/1/40	3,030	3,208
	La Mesa-Spring Valley School District GO	0.000%	8/1/23	2,100	2,068
	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,496
	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,385
	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,856
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/30	3,125	3,581
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/20	50	50
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/23	290	329
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	198
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	303
[10]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/20	3,250	3,250
[10]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/21	7,645	8,036
[10]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/22	3,535	3,874
[9]	Long Beach Unified School District GO	0.000%	8/1/23	1,995	1,955

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,381
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	3,296
	Los Angeles CA Community College District GO	5.000%	8/1/27	24,895	29,134
	Los Angeles CA Community College District GO	5.000%	8/1/28	3,040	3,554
	Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	35,595
	Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	23,597
	Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	22,441
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	10,290
	Los Angeles CA Community College District GO	4.000%	8/1/37	28,000	30,463
	Los Angeles CA Unified School District GO	5.000%	7/1/22	49,000	52,787
	Los Angeles CA Unified School District GO	5.000%	7/1/26	2,900	3,586
	Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	23,213
	Los Angeles CA Unified School District GO	5.000%	7/1/27	10,625	13,457
	Los Angeles CA Unified School District GO	5.000%	7/1/29	13,650	15,778
	Los Angeles CA Unified School District GO	5.000%	7/1/29	7,800	10,259
	Los Angeles CA Unified School District GO	5.000%	7/1/30	6,500	8,510
	Los Angeles CA Unified School District GO	3.000%	7/1/31	20,135	21,693
	Los Angeles CA Unified School District GO	5.000%	7/1/31	5,720	7,445
[2]	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,200	2,640
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	12,514
[2]	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,400	2,586
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/35	27,000	33,688
[2]	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,100	3,652
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	31,758
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	15,506
[2]	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,600	5,361
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	2,020	2,546
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	6,454
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	5,280	6,623
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	2,500	3,122
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	1,050	1,251
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,795	6,895
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,727
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,485
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,953
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	12,350	15,811
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	10,732
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	18,485	24,181
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	11,474
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	25,000	33,389
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	11,000	14,939
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	5,800	7,929
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	20,178
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,500	3,441
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	23,676
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,300	6,487
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	8,000	10,622
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	10,000	12,431
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	18,509
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	23,066
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,000	13,219
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	11,778
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	15,577
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	3,000	3,948
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	20,933
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	6,403
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	4,000	5,224
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	19,807
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	25,307
[2]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	8,930	10,628
[2]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	1,000	1,180
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/27	1,475	1,595
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/32	3,000	3,241
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	31,630	41,270
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	3,315	4,325
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	19,065	25,259
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	3,480	4,611
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	12,485	16,398
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	3,655	4,800

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	18,140	23,303
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,230	5,438
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,575	3,037
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,300	2,713
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,516
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,315	2,718
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	9,080
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	5,648
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	10,565	12,312
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	5,025	5,856
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	20,730	24,076
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	5,225	6,068
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	3,428
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	30,000	34,700
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	6,286
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	10,000	12,429
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	2,435	3,276
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,295	6,919
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	10,880	14,149
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/27	7,985	9,325
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/28	25,385	28,485
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/35	23,055	28,276
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/36	16,270	19,894
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/37	11,140	13,586
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/37	10,500	13,314
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/39	6,895	8,720
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	36,000	45,960
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	17,150	21,814
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	750	938
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,760	13,698
	Los Angeles Department of Water Revenue	5.000%	7/1/31	22,715	25,476
	Los Angeles Department of Water Revenue	5.000%	7/1/33	11,185	12,526
	Los Angeles Department of Water Revenue	5.000%	7/1/33	3,000	3,708
	Los Angeles Department of Water Revenue	5.000%	7/1/34	2,500	3,083
	Los Angeles Department of Water Revenue	5.000%	7/1/35	2,500	3,075
	Los Angeles Department of Water Revenue	5.000%	7/1/36	2,750	3,317
	Los Angeles Department of Water Revenue	5.000%	7/1/36	18,025	23,003
	Los Angeles Department of Water Revenue	5.000%	7/1/37	21,535	27,396
	Los Angeles Department of Water Revenue	5.000%	7/1/38	17,720	21,619
	Los Angeles Department of Water Revenue	5.000%	7/1/38	11,000	13,954
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	8,710
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	4,107
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	12,416
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,775	5,143
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	10,875	12,341
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21	1,090	1,130
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,109
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,190
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,519
	Mount Diablo CA Unified School District GO	5.000%	8/1/32	7,910	8,543
[8]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,469
[3]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	1,000	1,131
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	9,180
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	22,046
[8]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/21	0.000%	8/1/29	6,065	6,879
[8]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/21	0.000%	8/1/32	6,000	6,724
	Napa Valley Unified School District GO	4.000%	8/1/26	2,655	2,902
	Napa Valley Unified School District GO	4.000%	8/1/27	5,130	5,588
	Napa Valley Unified School District GO	4.000%	8/1/28	6,000	6,515
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/27	2,275	2,580
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/28	2,235	2,529
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	10,000	11,124
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	4,500	4,674
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,500	1,618
[6]	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	2,000	2,242
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	14,000	18,205
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	16,200	20,984
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	9,845	12,717
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,045	12,925

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	15,000	19,229
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	8,000	10,194
	Palo Alto Unified School District GO	0.000%	8/1/23	14,050	13,907
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	18,678
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	17,510
	Palo Alto Unified School District GO	0.000%	8/1/31	12,305	10,465
[9]	Palomar Health GO	0.000%	8/1/32	9,300	7,413
	Palomar Health GO	4.000%	8/1/34	5,725	6,339
	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	8/1/26	5,000	4,464
	Peralta Community College District GO	5.000%	8/1/27	7,605	9,732
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,497
	Peralta Community College District GO	5.000%	8/1/28	9,110	11,913
	Peralta Community College District GO	5.000%	8/1/29	10,745	14,332
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,232
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,356
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,478
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,592
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,742
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/24	3,550	4,196
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/25	5,580	6,797
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,622
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,614
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/29	4,830	5,735
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,390
[3]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,365	1,669
[3]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,230	2,712
[3]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,735	2,105
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	6,690	7,577
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	16,145	18,285
[3]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	2,885	3,402
[3]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31	3,050	3,584
[3]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32	3,125	3,658
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,250	8,034
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/31	9,575	11,584
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/33	3,495	4,200
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/34	12,070	14,471
[6]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,687
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	8,790	8,039
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,375	3,006
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	6,430	5,560
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	9,395	7,876
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	11,075	8,978
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	3,209
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,980	5,622
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	7,365	8,315
	Rocklin Unified School District GO	0.000%	8/1/22	5,450	5,400
[6]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,696
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	115	126
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	235	275
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	200	240
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	198
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/21	1,920	2,019
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,240	1,422
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,760	2,101
	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	12,227
	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	8,772
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/26	1,200	1,527
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,376
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,000	2,327
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/31	1,000	1,205
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/31	3,000	3,488
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/35	1,115	1,328
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/26	755	756
[6]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,960	2,209
[6]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,180	1,330
[6]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,320	1,488
[6]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,400	1,578
[6]	San Bernardino Community College District GO	0.000%	8/1/22	3,535	3,507

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	San Bernardino Community College District GO	0.000%	8/1/23	5,000	4,925
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	12,065	13,635
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	13,965	15,782
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	14,080	15,891
[4,7]	San Diego CA Community College District GO TOB VRDO	0.220%	11/5/20	3,000	3,000
	San Diego CA Unified School District GO	0.000%	7/1/30	16,270	13,954
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	713
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,489
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	1,050	919
	San Diego Community College District GO	4.000%	8/1/32	19,065	22,191
	San Diego Community College District GO, Prere.	5.000%	8/1/21	7,400	7,666
	San Diego Community College District GO, Prere.	5.000%	8/1/21	3,895	4,035
	San Diego Community College District GO, Prere.	5.000%	8/1/21	8,350	8,651
	San Diego Community College District GO, Prere.	5.000%	8/1/21	4,315	4,470
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,900	2,475
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,913
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,680	2,171
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,702
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,035	2,615
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,710
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,697
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,684
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,250	1,595
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,442
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,719
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,765
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,728
	San Diego County Water Authority Water Revenue	5.000%	5/1/30	5,275	6,514
	San Diego County Water Authority Water Revenue	5.000%	5/1/34	10,540	12,788
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	10,666
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/31	5,160	6,399
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,805	5,938
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	19,498
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	15,538
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	14,830
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	11,309
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	5,000	6,066
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/37	3,250	3,585
	San Francisco CA City & County COP	5.000%	4/1/28	10,790	12,882
	San Francisco CA City & County COP	4.000%	4/1/30	16,775	18,986
	San Francisco CA City & County COP	4.000%	4/1/33	12,465	13,954
[2]	San Francisco CA City & County COP	4.000%	4/1/34	2,550	2,968
	San Francisco CA City & County COP	4.000%	4/1/35	10,000	11,122
[2]	San Francisco CA City & County COP	4.000%	4/1/35	2,650	3,070
	San Francisco CA City & County COP	4.000%	4/1/36	10,000	11,069
[2]	San Francisco CA City & County COP	4.000%	4/1/36	2,755	3,178
[2]	San Francisco CA City & County COP	4.000%	4/1/37	2,865	3,292
[2]	San Francisco CA City & County COP	4.000%	4/1/38	2,980	3,416
[2]	San Francisco CA City & County COP	4.000%	4/1/39	2,100	2,401
	San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,207
	San Francisco CA City & County GO	4.000%	6/15/28	25,000	27,165
	San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,250
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	9,695
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	2,255
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	7,025	8,760
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,377
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	20,060	25,331
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	12,000	12,859
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	12,505
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	17,446
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	13,602
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	10,000	10,836
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	9,030	10,882
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	2,545	3,067
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,973
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,553

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	11,597
	San Francisco Unified School District GO	4.000%	6/15/31	8,670	9,185
	San Francisco Unified School District GO	4.000%	6/15/31	8,420	10,184
	San Francisco Unified School District GO	4.000%	6/15/31	5,615	6,791
	San Francisco Unified School District GO	4.000%	6/15/32	3,950	4,184
	San Francisco Unified School District GO	4.000%	6/15/32	5,935	7,117
	San Francisco Unified School District GO	4.000%	6/15/32	3,840	4,605
	San Francisco Unified School District GO	4.000%	6/15/33	8,885	10,204
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,670	2,081
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	2,580	3,354
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	3,000	3,689
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	2,475	3,196
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,110	3,815
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,170	4,081
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	3,065	3,744
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/21	12,385	12,363
	San Jose Evergreen Community College District GO	5.000%	9/1/29	1,510	1,771
	San Jose Evergreen Community College District GO	5.000%	9/1/30	2,745	3,211
	San Jose Evergreen Community College District GO	5.000%	9/1/30	3,445	4,030
	San Jose Evergreen Community College District GO	5.000%	9/1/31	3,010	3,514
	San Jose Evergreen Community College District GO	5.000%	9/1/31	3,840	4,483
	San Jose Evergreen Community College District GO	5.000%	9/1/32	3,095	3,605
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	4,087
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,325
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/28	2,520	2,918
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,936
[8]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,614
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	3,074
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	2,981
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,803
	San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	3,806
	San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,213
	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,858
	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,838
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	5,548
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	5,485	5,804
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	5,788
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	7,770
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	9,218
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	5,197
	Santa Clara Unified School District GO	3.000%	7/1/34	4,435	4,792
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,609
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,842
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,203
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,035	1,245
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,010	1,215
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,203
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,805
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,805
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	2,650	3,189
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/32	2,000	2,429
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/33	2,000	2,424
	Santa Monica Community College District GO	0.000%	8/1/23	9,045	8,928
	Santa Monica Community College District GO	5.000%	8/1/25	5,050	5,699
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,600
	Santa Monica Community College District GO	5.000%	8/1/27	5,145	5,776
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,659
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	11,234
	Santa Monica Community College District GO	5.000%	8/1/35	4,000	4,946
[10]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	10,280
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,812
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/37	2,575	2,803
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,918
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	3,124
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,684
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	7,425
	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	5,268
[6]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,387
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	5,000	5,680

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/30	5,930	7,089
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/32	5,045	6,003
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	9,695	11,488
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/36	1,640	1,941
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,994
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	562
	State Center Community College District GO	5.000%	8/1/29	6,005	7,283
	State Center Community College District GO	5.000%	8/1/30	3,335	4,036
	State Center Community College District GO	5.000%	8/1/31	5,070	6,122
	State Center Community College District GO	3.000%	8/1/37	2,250	2,474
	State Center Community College District GO	3.000%	8/1/38	2,000	2,182
[3]	Sweetwater Union High School District GO	5.000%	8/1/29	3,300	3,748
	Tahoe-Truckee Unified School District GO	5.000%	8/1/29	440	550
	Tahoe-Truckee Unified School District GO	5.000%	8/1/30	805	1,002
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	756
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,333
	Tahoe-Truckee Unified School District GO	5.000%	8/1/36	1,610	1,966
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,267
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,175
	Union Elementary School District GO	0.000%	9/1/27	7,295	6,787
	Union Elementary School District GO	0.000%	9/1/28	4,625	4,201
	Union Elementary School District GO	0.000%	9/1/28	6,275	5,700
	University of California College & University Revenue	5.000%	5/15/23	1,265	1,297
	University of California College & University Revenue	5.000%	5/15/24	2,585	2,889
	University of California College & University Revenue	5.000%	5/15/27	6,125	7,368
	University of California College & University Revenue	5.000%	5/15/28	17,945	19,979
	University of California College & University Revenue	5.000%	5/15/28	5,550	6,679
	University of California College & University Revenue	5.000%	5/15/28	12,500	15,013
	University of California College & University Revenue	5.000%	5/15/29	19,020	22,787
	University of California College & University Revenue	5.000%	5/15/30	70	88
	University of California College & University Revenue	4.000%	5/15/31	18,505	22,336
	University of California College & University Revenue	5.000%	5/15/31	11,100	13,210
	University of California College & University Revenue	5.000%	5/15/31	3,785	4,892
	University of California College & University Revenue	5.000%	5/15/32	21,830	24,235
	University of California College & University Revenue	5.000%	5/15/32	4,060	4,820
	University of California College & University Revenue	5.000%	5/15/32	9,025	11,584
	University of California College & University Revenue	5.000%	5/15/32	4,500	6,074
	University of California College & University Revenue	4.000%	5/15/33	28,500	33,288
	University of California College & University Revenue	5.000%	5/15/33	31,200	34,603
	University of California College & University Revenue	5.000%	5/15/33	5,750	7,334
	University of California College & University Revenue	4.000%	5/15/34	28,825	33,575
	University of California College & University Revenue	4.000%	5/15/34	17,000	18,589
	University of California College & University Revenue	5.000%	5/15/34	38,420	42,570
	University of California College & University Revenue	5.000%	5/15/34	5,625	7,130
	University of California College & University Revenue	5.000%	5/15/34	7,000	9,311
	University of California College & University Revenue	4.000%	5/15/35	5,665	6,581
	University of California College & University Revenue	5.000%	5/15/35	6,025	7,609
	University of California College & University Revenue	5.000%	5/15/35	15,045	19,940
	University of California College & University Revenue	5.000%	5/15/36	7,175	8,704
	University of California College & University Revenue	5.000%	5/15/36	9,010	11,375
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,946
	University of California College & University Revenue	5.000%	5/15/37	6,640	8,319
	University of California College & University Revenue	5.000%	5/15/38	1,850	2,311
	University of California College & University Revenue	5.000%	5/15/39	10,000	12,984
	University of California College & University Revenue	5.000%	5/15/43	11,525	14,737
[1]	University of California College & University Revenue PUT	5.000%	5/15/23	127,200	142,202
	University of California College & University Revenue, Prere.	5.000%	5/15/21	235	241
	University of California College & University Revenue, Prere.	5.000%	5/15/21	5,535	5,676
	University of California College & University Revenue, Prere.	5.000%	5/15/21	2,145	2,200
	University of California College & University Revenue, Prere.	5.000%	5/15/21	1,210	1,241
	University of California College & University Revenue, Prere.	5.000%	5/15/23	8,050	8,998
	Ventura County Community College District GO	0.000%	8/1/23	6,155	6,069
	Ventura County Community College District GO	0.000%	8/1/24	8,150	7,972
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,757
	Ventura County Community College District GO	0.000%	8/1/26	8,500	8,085
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,920
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,153
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,153
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,153

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/32	6,155	7,375
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	8,142
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	8,770
	West Contra Costa Unified School District GO	5.000%	8/1/27	2,405	2,776
	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,633
	West Contra Costa Unified School District GO	5.000%	8/1/29	3,500	4,021
[6,11]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	11,228
	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,384
[6,11]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	14,099
[9]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	3,916
	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,786
[9]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	2,123
	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	12,410
[6]	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/22	6,270	6,787
[6]	Westlands Water District Water Revenue	5.000%	9/1/26	1,000	1,086
					7,632,780
Colorado (1.9%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	1,750	2,167
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/32	7,210	8,889
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,794
	Adams County CO COP	5.000%	12/1/30	600	725
	Adams County CO COP	5.000%	12/1/33	1,040	1,251
	Adams County CO COP	5.000%	12/1/34	790	950
	Arvada CO Sales Tax Revenue	5.000%	12/1/30	3,665	4,787
	Aurora CO Water Revenue	5.000%	8/1/41	3,000	3,615
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,775
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	10,581
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	11,075
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,795
	Broomfield CO City & County COP, Prere.	5.000%	12/1/20	2,685	2,695
	Broomfield CO City & County COP, Prere.	5.000%	12/1/20	2,820	2,831
	Broomfield CO City & County COP, Prere.	5.000%	12/1/20	2,965	2,976
	Broomfield CO City & County COP, Prere.	5.000%	12/1/20	7,470	7,498
[6]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	705
[6]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	709
	Colorado COP	5.250%	11/1/23	5,080	5,817
	Colorado COP	5.000%	12/15/28	12,000	15,704
	Colorado COP	5.000%	12/15/29	13,475	17,853
	Colorado COP	5.000%	12/15/30	4,500	6,047
	Colorado COP	5.000%	12/15/31	8,270	11,028
	Colorado COP	5.000%	12/15/32	6,725	8,911
	Colorado COP	5.000%	3/15/33	1,350	1,705
	Colorado COP	4.000%	12/15/33	23,200	27,379
	Colorado COP	5.000%	3/15/34	1,375	1,730
	Colorado COP	4.000%	12/15/34	16,040	18,882
	Colorado COP	5.000%	3/15/35	1,255	1,574
	Colorado COP	4.000%	12/15/35	11,375	13,338
	Colorado COP	5.000%	3/15/36	2,840	3,548
	Colorado COP	4.000%	6/15/37	955	1,127
	Colorado COP	4.000%	12/15/37	9,540	11,070
	Colorado COP	4.000%	6/15/38	1,330	1,561
	Colorado COP	4.000%	3/15/39	7,135	8,045
	Colorado COP	4.000%	6/15/39	1,000	1,169
	Colorado COP	4.000%	12/15/39	5,500	6,533
	Colorado COP	4.000%	6/15/40	1,320	1,537
	Colorado COP	4.000%	6/15/41	1,300	1,508
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	2,288
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	5,804
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	4,438
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	995
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,159
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	1,000	1,118
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	1,075	1,197
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,000	2,232
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,874
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	655
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,951
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	816
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	2,154

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	629
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,702
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,000	3,677
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,577
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,219
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,000	4,990
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	4,803
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	400	502
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,176
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,798
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	6,348
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	700	887
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,025	5,043
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	6,265
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	700	898
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,585
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,800	4,733
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	4,983
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,273
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	6,188
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,266
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	6,156
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,195	1,503
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	6,750	7,396
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	4,628
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,100	1,379
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	7,939
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	4,150	5,076
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	5,000	6,116
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	800	914
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	6,732
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,245	7,608
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,000	8,527
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/36	2,000	2,054
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	9,000	10,926
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	21,930
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	6,366
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	8,000	9,223
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	13,657
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	6,136
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	10,137
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	6,452
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	6,559
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	19,510	22,196
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	11,000	12,705
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	7,000	8,289
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,605	25,773
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,000	12,512
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	50,954
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/26	915	1,139
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,315
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	2/1/21	22,000	22,267
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	8,385	9,210
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,802
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	2,059
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,797
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,867
[4]	Colorado Health Facilities Authority Hospital Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	6,070	6,070
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	10,000	10,874
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/27	1,525	1,978
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,450	1,925
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,625	2,157
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	290	385
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/36	650	800
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	700	858
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,222
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	1,430	1,741
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/40	1,700	2,062
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/45	6,260	7,475

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Commerce City CO Sales Tax Revenue	5.000%	8/1/31	2,415	2,795
[6]	Commerce City CO Sales Tax Revenue	5.000%	8/1/33	2,410	2,782
	Denver City & County School District No. 1 GO	4.000%	12/1/31	7,000	7,900
	Denver City & County School District No. 1 GO	5.000%	12/1/33	5,095	6,275
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	14,077
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	17,921
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	28,722
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	891
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,167
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,445
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,556
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,467
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,890
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	3,080	3,623
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	15,190	16,494
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	5,171
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	5,750	6,296
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	943
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/28	3,040	3,408
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/28	550	703
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/29	5,000	5,594
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	750	949
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/30	14,430	16,112
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,212
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	4,948
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	1,055
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	6,040	7,203
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	6,035	7,647
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	2,175	2,803
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,458
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	8,020
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	9,108
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	741
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	8,458
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,465
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	8,891
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,258
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	5,779
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	6,713
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	7,277
	Denver CO City & County GO	5.000%	8/1/22	4,365	4,727
	Denver CO City & County GO	5.000%	8/1/22	7,125	7,716
	Denver CO City & County GO	5.000%	8/1/23	8,340	9,424
	Denver CO City & County GO	5.000%	8/1/23	7,000	7,910
	Denver CO City & County GO	5.000%	8/1/24	8,760	10,305
	Denver CO City & County GO	5.000%	8/1/25	9,195	11,224
	Denver CO City & County GO	5.000%	8/1/25	9,225	11,261
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	804
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	766
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	769
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,563
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,255	1,510
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/32	11,425	14,762
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/33	7,360	9,469
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	749
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	621
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/31	550	678
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/21	27,500	27,373
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/22	11,315	11,189
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	15,435	15,123
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	19,410
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,295
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	20,935
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	7,893
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,400	2,719
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	5,678
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	9,162
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	7,338
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	4,066

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,702
	El Paso County School District No. 20 Academy GO	5.000%	12/15/33	2,900	3,559
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,466
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	2,166
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,434
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,428
	El Paso County School District No. 3 Widefield GO	5.000%	12/1/28	620	678
	El Paso County School District No. 3 Widefield GO	5.000%	12/1/32	710	775
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/32	4,010	4,510
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/33	7,535	8,435
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/34	7,075	7,903
[6]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	621
[6]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	248
[6]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,000	1,267
[6]	Interlocken Metropolitan District GO	5.000%	12/1/28	750	968
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,205
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	22,848
	Jefferson County School District R-1 GO	5.000%	12/15/37	23,500	29,739
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,958
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/30	3,000	3,908
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/32	3,000	3,632
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	3,026
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,944
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/32	6,000	7,725
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,590
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	2,298
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/23	6,500	7,242
	Metro Wastewater Reclamation District Sewer Revenue	3.000%	4/1/38	2,465	2,715
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/23	1,520	1,719
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,200
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,380
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,772
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,264
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,460
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,310
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,539
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	6.000%	1/15/26	2,970	2,975
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	6.000%	1/15/34	500	501
	Regional Transportation District COP	5.000%	6/1/28	2,370	3,064
	Regional Transportation District COP	5.000%	6/1/29	2,455	3,236
	Regional Transportation District COP	5.000%	6/1/30	3,565	4,650
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,876
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/24	5,000	5,460
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/25	5,875	6,404
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/31	9,000	12,222
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	6,000	8,216
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	600	612
[2]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	1,000	1,000
[2]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,500	1,500
	Thornton CO COP	4.000%	12/1/35	3,940	4,553
	Thornton CO COP	4.000%	12/1/36	4,100	4,720
	University of Colorado College & University Revenue	5.000%	6/1/26	3,105	3,852
	University of Colorado College & University Revenue	4.000%	6/1/28	5,600	6,218
	University of Colorado College & University Revenue	5.000%	6/1/29	4,010	5,184
	University of Colorado College & University Revenue	5.000%	6/1/30	2,535	3,164
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	6,545
	University of Colorado College & University Revenue	4.000%	6/1/33	3,700	4,225
	University of Colorado College & University Revenue	4.000%	6/1/33	1,375	1,588
	University of Colorado College & University Revenue	4.000%	6/1/34	10,000	11,732
	University of Colorado College & University Revenue	4.000%	6/1/35	5,160	6,035
	University of Colorado College & University Revenue	4.000%	6/1/36	8,405	9,762
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	22,140
	University of Colorado College & University Revenue VRDO	0.100%	11/2/20	8,500	8,500
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,250	1,343
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,085	2,241
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,480	2,665
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,445	2,628
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,720	2,923
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,850	1,988

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,950	2,096
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	3,155	3,391
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	1,500	1,748
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,330
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,622
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	6,000	6,514
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,250	6,694
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	268
[6]	Vauxmont Metropolitan District GO	5.000%	12/15/28	250	293
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	272
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	283
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	294
[6]	Vauxmont Metropolitan District GO	5.000%	12/15/31	265	308
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	318
[6]	Vauxmont Metropolitan District GO	5.000%	12/15/32	160	185
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	323
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	360
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	126
	Village Metropolitan District GO	4.150%	12/1/30	1,000	1,014
	Village Metropolitan District GO	5.000%	12/1/40	1,100	1,144
[6]	Westminster Public Schools COP	5.000%	12/1/30	635	804
[6]	Westminster Public Schools COP	5.000%	12/1/32	310	389
[6]	Westminster Public Schools COP	4.000%	12/1/33	1,825	2,115
[6]	Westminster Public Schools COP	4.000%	12/1/34	1,050	1,214
[6]	Westminster Public Schools COP	5.000%	12/1/35	775	963
[6]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,498
					1,526,531
Connecticut (1.6%)
	Connecticut GO	5.000%	11/1/20	4,970	4,970
	Connecticut GO	5.000%	11/1/21	5,000	5,234
	Connecticut GO	4.000%	3/15/22	14,405	15,133
	Connecticut GO	5.000%	4/15/22	6,005	6,413
	Connecticut GO	5.000%	5/15/22	11,310	11,593
	Connecticut GO	5.000%	6/1/22	8,010	8,602
	Connecticut GO	5.000%	6/15/22	9,355	10,064
	Connecticut GO	5.000%	9/15/22	6,830	7,427
	Connecticut GO	5.000%	11/15/22	5,000	5,471
	Connecticut GO	5.000%	11/15/22	7,120	7,790
	Connecticut GO	5.000%	3/15/23	9,555	10,594
	Connecticut GO	5.000%	11/1/23	10,125	10,596
	Connecticut GO	5.000%	11/15/23	7,715	8,785
	Connecticut GO	5.000%	11/15/23	14,275	16,255
	Connecticut GO	5.000%	3/15/24	10,000	11,503
	Connecticut GO	5.000%	5/15/24	4,500	5,209
	Connecticut GO	5.000%	6/1/24	10,260	11,005
	Connecticut GO	5.000%	9/1/24	20,000	23,405
	Connecticut GO	5.000%	10/15/24	10,805	11,772
	Connecticut GO	5.000%	11/15/24	6,440	7,593
	Connecticut GO	5.000%	11/15/24	10,025	11,820
	Connecticut GO	5.000%	2/15/25	11,830	14,064
	Connecticut GO	5.000%	3/1/25	19,440	21,492
	Connecticut GO	5.000%	4/15/25	1,375	1,644
	Connecticut GO	5.000%	6/15/25	1,025	1,232
	Connecticut GO	5.000%	9/1/25	19,395	22,647
	Connecticut GO	5.000%	2/15/26	11,000	13,464
	Connecticut GO	5.000%	6/15/26	2,665	3,187
	Connecticut GO	5.000%	9/1/26	13,170	15,295
	Connecticut GO	5.000%	9/15/26	1,405	1,745
	Connecticut GO	5.000%	11/1/26	9,650	10,070
	Connecticut GO	5.000%	2/15/27	12,000	15,024
	Connecticut GO	5.000%	3/15/27	9,800	11,568
	Connecticut GO	4.000%	9/15/27	3,000	3,158
	Connecticut GO	5.000%	4/15/28	3,950	5,063
	Connecticut GO	4.000%	6/1/28	3,000	3,587
	Connecticut GO	5.000%	8/15/28	550	672
	Connecticut GO	4.000%	6/1/29	6,500	7,814
	Connecticut GO	5.000%	3/1/30	8,900	10,034
[3]	Connecticut GO	5.000%	4/15/30	3,400	4,432
	Connecticut GO	4.000%	6/1/30	1,750	2,122

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	4.000%	6/1/31	1,850	2,227
	Connecticut GO	5.000%	6/15/31	5,000	5,674
	Connecticut GO	5.000%	4/15/32	4,000	4,219
	Connecticut GO	4.000%	6/1/32	1,000	1,194
	Connecticut GO	5.000%	6/15/32	6,000	6,789
	Connecticut GO	5.000%	8/15/32	20,000	22,054
	Connecticut GO	5.000%	6/15/33	8,000	9,029
	Connecticut GO	5.000%	10/15/33	12,000	14,370
	Connecticut GO	4.000%	3/15/34	7,500	8,320
	Connecticut GO	4.000%	6/15/34	18,000	19,722
	Connecticut GO	5.000%	11/15/34	10,000	11,737
	Connecticut GO	4.000%	3/15/35	27,500	30,445
	Connecticut GO	5.000%	4/15/35	1,000	1,206
	Connecticut GO	5.000%	11/15/35	5,000	5,854
	Connecticut GO	4.000%	6/1/36	4,000	4,664
	Connecticut GO	4.000%	6/15/36	1,055	1,204
[3]	Connecticut GO	4.000%	1/15/37	6,500	7,634
	Connecticut GO	4.000%	6/1/37	6,150	7,143
	Connecticut GO	4.000%	6/15/37	990	1,126
	Connecticut GO	4.000%	6/1/38	9,375	10,850
[3]	Connecticut GO	3.000%	1/15/39	3,520	3,751
	Connecticut GO	4.000%	6/1/39	3,000	3,452
	Connecticut GO	5.000%	6/1/40	750	938
[5]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.750%	0.870%	3/1/21	4,455	4,462
[2]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	6,260	6,813
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	5,000	5,427
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	20,455	22,464
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	3,000	3,506
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	8,225	9,018
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	15,030	16,434
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	11,000	14,033
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,105	6,559
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	11,000	14,343
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	3,750	4,949
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	26,797
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,000	7,844
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	11,579
[3]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,825	7,053
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	10,105	12,763
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,000	3,883
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,000	6,913
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	12,080	15,145
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	18,422
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	5,000	6,378
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	4,298
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	22,358
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	4,750	6,029
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	2,234
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	12,129
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	6,151
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,200	1,511
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	3,000	3,764
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	5,475	6,269
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	6,161
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,260
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,279
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	479
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,257
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	595
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,660
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	547
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,480
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,714
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	977
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,610	4,672
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,839
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	616
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	512
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	494

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	22,970	23,385
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	23,580	24,006
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	33,535	36,180
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	32,275	35,627
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	32,879
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	10,811
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,211
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,000	6,096
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,000	4,938
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	12,438
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	15,000	15,688
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,174
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,045	1,222
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,166
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,436
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	14,892
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	3,991
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,863
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,450	5,058
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	3,965
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,800
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	5,970	6,778
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	4,145	4,272
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	630	795
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	959
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	420	544
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	953
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	821
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	944
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	721
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,671
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,399
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	2,253
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,468
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,365
[7]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	12,788
	Metropolitan District GO	5.000%	7/15/26	1,000	1,224
	Metropolitan District GO	5.000%	7/15/27	1,640	2,054
	Metropolitan District GO	5.000%	7/15/29	1,845	2,339
	Metropolitan District GO	5.000%	7/15/30	1,350	1,701
	Metropolitan District GO	5.000%	7/15/30	1,575	2,029
	Metropolitan District GO	5.000%	7/15/31	1,520	1,906
	Metropolitan District GO	5.000%	7/15/31	2,190	2,805
	Metropolitan District GO	5.000%	7/15/32	1,765	2,200
	Metropolitan District GO	5.000%	7/15/32	2,000	2,545
	Metropolitan District GO	5.000%	7/15/33	1,325	1,677
	Metropolitan District GO	5.000%	7/15/33	1,000	1,266
	Metropolitan District GO	5.000%	7/15/34	1,425	1,798
	Metropolitan District GO	5.000%	7/15/34	1,000	1,262
	Metropolitan District GO	4.000%	7/15/35	1,880	2,189
	Metropolitan District GO	4.000%	7/15/36	1,425	1,652
	Metropolitan District GO	4.000%	7/15/36	1,200	1,391
	Metropolitan District GO	4.000%	7/15/37	2,030	2,345
	Metropolitan District GO	4.000%	7/15/38	1,115	1,284
	Metropolitan District GO	4.000%	7/15/39	500	574
	Metropolitan District GO	4.000%	7/15/39	1,050	1,205
[3]	Stratford CT GO	4.000%	1/1/35	3,890	4,389
[3]	Stratford CT GO	4.000%	1/1/36	3,890	4,376
[3]	Stratford CT GO	4.000%	1/1/37	3,890	4,363
[3]	Stratford CT GO	4.000%	1/1/38	3,890	4,352
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,238
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	3,503
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	9,346
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,706
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,980
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,601
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	4,195
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,588
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	3,321

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Connecticut College & University Revenue	5.000%	4/15/32	1,580	1,950
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	7,220
					1,257,351
Delaware (0.1%)
	Delaware GO	5.000%	2/1/24	3,000	3,460
	Delaware GO	5.000%	2/1/25	2,010	2,409
	Delaware GO	5.000%	1/1/26	2,000	2,473
	Delaware GO	5.000%	2/1/26	3,045	3,773
	Delaware GO	5.000%	3/1/27	3,000	3,828
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	6,349
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	4,311
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	8,406
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,350
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,496
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,459
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,575
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/30	2,000	2,670
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/31	2,500	3,316
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/32	2,000	2,634
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/33	2,000	2,617
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/34	2,000	2,609
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,948
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/22	6,000	6,478
	New Castle County DE GO	4.000%	7/15/26	1,185	1,253
	University of Delaware College & University Revenue	5.000%	11/1/31	1,580	2,121
	University of Delaware College & University Revenue	5.000%	11/1/33	1,645	2,260
	University of Delaware College & University Revenue	5.000%	11/1/36	510	724
	University of Delaware College & University Revenue	5.000%	11/1/37	550	789
	University of Delaware College & University Revenue	5.000%	11/1/38	535	775
	University of Delaware College & University Revenue	5.000%	11/1/39	850	1,236
[2]	Wilmington DE GO	4.000%	1/1/29	3,320	4,093
[2]	Wilmington DE GO	4.000%	1/1/30	1,350	1,682
[2]	Wilmington DE GO	4.000%	1/1/31	1,000	1,257
					80,351
District of Columbia (1.1%)
	District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,290
	District of Columbia Charter School Aid Revenue	3.000%	6/1/30	1,100	1,127
[2]	District of Columbia Charter School Aid Revenue	4.000%	6/1/30	1,000	1,087
[2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,509
	District of Columbia GO	5.000%	6/1/21	5,070	5,210
	District of Columbia GO	5.000%	6/1/24	1,000	1,167
	District of Columbia GO	5.000%	10/15/25	9,000	11,031
	District of Columbia GO	5.000%	6/1/28	2,175	2,772
	District of Columbia GO	5.000%	6/1/29	1,065	1,349
	District of Columbia GO	5.000%	6/1/30	5,450	6,825
	District of Columbia GO	5.000%	6/1/31	7,645	8,846
	District of Columbia GO	5.000%	6/1/31	6,280	7,267
	District of Columbia GO	5.000%	6/1/31	5,530	6,903
	District of Columbia GO	5.000%	6/1/31	7,425	9,312
	District of Columbia GO	5.000%	10/15/31	7,000	9,151
	District of Columbia GO	5.000%	6/1/32	9,630	11,117
	District of Columbia GO	5.000%	6/1/32	4,520	5,218
	District of Columbia GO	5.000%	6/1/32	9,000	11,027
	District of Columbia GO	5.000%	6/1/32	8,395	10,434
	District of Columbia GO	4.000%	6/1/33	7,020	8,191
	District of Columbia GO	5.000%	6/1/33	19,325	23,929
	District of Columbia GO	5.000%	10/15/33	7,655	9,896
	District of Columbia GO	5.000%	6/1/34	12,500	15,445
	District of Columbia GO	5.000%	6/1/34	5,115	6,360
	District of Columbia GO	5.000%	6/1/35	4,500	5,554
	District of Columbia GO	5.000%	6/1/35	18,355	22,789
	District of Columbia GO	5.000%	6/1/36	4,540	5,594
	District of Columbia GO	5.000%	6/1/36	17,365	21,528
	District of Columbia GO	5.000%	6/1/36	11,250	13,947
	District of Columbia GO	5.000%	6/1/37	3,380	4,183
	District of Columbia GO	5.000%	10/15/37	17,475	22,257
	District of Columbia GO	5.000%	6/1/38	11,045	13,651
	District of Columbia GO	5.000%	6/1/38	11,485	14,418

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	10/15/38	16,125	20,475
	District of Columbia GO	5.000%	6/1/41	3,395	4,108
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,150	2,496
	District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	2,395	2,292
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,785
	District of Columbia Income Tax Revenue	5.000%	12/1/22	3,525	3,872
	District of Columbia Income Tax Revenue	5.000%	3/1/24	5,000	5,779
	District of Columbia Income Tax Revenue	5.000%	3/1/24	2,570	2,970
	District of Columbia Income Tax Revenue	5.000%	10/1/24	22,775	26,928
	District of Columbia Income Tax Revenue	5.000%	12/1/24	4,025	4,418
	District of Columbia Income Tax Revenue	5.000%	12/1/24	9,500	10,429
	District of Columbia Income Tax Revenue	5.000%	3/1/25	6,040	7,249
	District of Columbia Income Tax Revenue	5.000%	3/1/25	4,150	4,981
	District of Columbia Income Tax Revenue	5.000%	10/1/25	25,000	30,627
	District of Columbia Income Tax Revenue	5.000%	10/1/25	28,120	34,450
	District of Columbia Income Tax Revenue	5.000%	3/1/26	1,000	1,240
	District of Columbia Income Tax Revenue	5.000%	10/1/26	7,000	8,817
	District of Columbia Income Tax Revenue	5.000%	10/1/26	14,010	17,647
	District of Columbia Income Tax Revenue	5.000%	10/1/29	2,400	3,225
	District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,678
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	9,190
	District of Columbia Income Tax Revenue	5.000%	10/1/33	14,600	19,098
	District of Columbia Income Tax Revenue	5.000%	3/1/34	6,035	7,869
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,915	16,850
	District of Columbia Income Tax Revenue	5.000%	3/1/35	10,120	13,285
	District of Columbia Income Tax Revenue	4.000%	3/1/37	4,000	4,767
	District of Columbia Income Tax Revenue	5.000%	3/1/37	10,695	13,913
	District of Columbia Income Tax Revenue	5.000%	3/1/38	8,675	11,247
	District of Columbia Income Tax Revenue	4.000%	3/1/39	2,000	2,368
	District of Columbia Income Tax Revenue	5.000%	3/1/39	7,930	10,247
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	5,004
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,927
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,720
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	9,595	10,393
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	5,115	5,540
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,414
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,414
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	8,472
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	10,828
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,254
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	747
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	4,317
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,470
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	4,183
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,693
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,461
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,247
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,477
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	51,700	30,360
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	2,000	2,239
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,506
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	1,116
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,438
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	2,060
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/29	1,555	2,037
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,410	1,859
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	3,982
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,729
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,598
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	2,033
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,406
[4]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.140%	11/2/20	11,395	11,395
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,228
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	7,330
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,250	7,108
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	6,143
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	8,352
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	6,400	8,300
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/29	11,375	15,038

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/30	5,300	7,122
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/33	3,525	4,639
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/34	5,750	7,535
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/35	12,340	16,108
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/36	11,700	15,205
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	9,675	12,525
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/38	15,000	19,352
					896,988
Florida (4.6%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,168
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,571
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,539
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	25,106
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	5,050	5,352
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	5,065	5,580
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,110	1,223
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,595	6,147
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	2,985	3,400
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	5,890	6,458
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,440	2,772
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	6,200	6,782
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	6,280	6,839
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,620	2,948
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	5,795	6,491
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	4,355	4,860
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	3,290	3,665
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	10,792
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	4,500	5,000
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	9,000	9,961
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	7,750	8,553
	Brevard County School District COP	5.000%	7/1/25	1,000	1,115
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,154
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	2,745	2,993
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,785	6,309
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,000	5,452
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,210	8,289
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,610	8,749
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,025	9,226
	Broward County FL Half-Cent Sales Tax Revenue Sales Tax Revenue	3.000%	10/1/37	4,440	4,853
	Broward County FL Half-Cent Sales Tax Revenue Sales Tax Revenue	3.000%	10/1/39	3,635	3,944
	Broward County FL School District COP	5.000%	7/1/26	15,315	18,783
	Broward County FL School District GO	5.000%	7/1/33	5,605	7,114
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,645
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,394
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,709
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,585
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,502
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	826
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	3,999
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,396
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,271
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	3,510	3,954
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,124
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,630	1,825
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	2,115	2,358
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,166
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	8/1/30	200	224
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	1,770	1,920
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/40	300	345
[7]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,915	3,030
[7]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	2,100
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	6,917
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	5,351
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	11,385
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	7,310
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	10,671
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	5,959
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,060	8,477
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,571

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	5,062
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	30,835	32,380
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	20,645	24,196
[6,8]	Cityplace Community Development District, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,984
[6,8]	Cityplace Community Development District, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	4,151
	Collier County Water-Sewer District Water Revenue	5.000%	7/1/30	3,385	4,537
	Collier County Water-Sewer District Water Revenue	5.000%	7/1/31	1,715	2,285
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	268
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	263
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	355
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,792
	Duval County Public Schools COP	5.000%	7/1/33	14,415	17,044
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,945
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,893
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	4,316
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,697
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,497
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,500	4,327
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	5,028
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	8,469
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,350	4,079
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	7,259
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,265	7,566
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	10,000	12,034
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	8,726
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,663
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	6,265	7,331
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/26	3,000	3,122
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/32	9,255	11,448
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	10,279
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	13,907
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	7,950
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	1,485	1,819
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	13,563
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	6/15/28	410	482
[7]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	470	487
[7]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/32	2,600	2,701
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	6/15/35	1,000	1,135
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	6/15/40	1,650	1,851
[7]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	4,362
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/28	315	384
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/29	285	351
	Florida GO	5.000%	6/1/22	10,085	10,839
	Florida GO	5.000%	6/1/22	3,050	3,278
	Florida GO	5.000%	6/1/22	7,050	7,577
	Florida GO	5.000%	6/1/22	8,700	9,350
	Florida GO	5.000%	7/1/22	22,060	23,792
	Florida GO	5.000%	6/1/23	10,230	11,472
	Florida GO	5.000%	6/1/23	10,440	11,707
	Florida GO	6.000%	6/1/23	7,000	8,035
	Florida GO	5.000%	7/1/23	750	809
	Florida GO	5.000%	6/1/24	9,275	10,829
	Florida GO	5.000%	6/1/24	1,835	2,143
	Florida GO	5.000%	6/1/25	16,000	16,446
	Florida GO	5.000%	7/1/26	5,540	6,930
	Florida GO	5.000%	7/1/26	15,845	19,820
	Florida GO	4.000%	6/1/27	15,000	16,366
	Florida GO	4.000%	6/1/27	12,000	12,690
	Florida GO	5.000%	7/1/27	5,000	6,267
	Florida GO	4.000%	6/1/28	3,730	3,942
	Florida GO	4.000%	6/1/29	16,000	16,881
	Florida GO	4.000%	6/1/29	2,700	3,159
	Florida GO	4.000%	6/1/30	2,590	3,089
	Florida GO	4.000%	6/1/32	16,000	18,200
	Florida GO	4.000%	6/1/32	45	54
	Florida GO	4.000%	6/1/33	5,570	6,418
	Florida GO	4.000%	6/1/35	4,000	4,642
	Florida GO	4.000%	6/1/36	17,715	20,492
[6]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,197

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,881
[6]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,354
[6]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,169
[6]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,519
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	487
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	535
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,244
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,237
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,450
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	914
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	971
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	1,026
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	1,870	2,118
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	4,419
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,232
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,481
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,876
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	4,059
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,289
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	3,189
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,719
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	2,969
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	3,784
	Florida Higher Educational Facilities Financial Authority College & University Revenue (University of Tampa Project), Prere.	5.000%	4/1/22	1,000	1,066
	Florida Lottery Revenue	5.000%	7/1/26	3,520	4,396
	Florida Lottery Revenue	5.000%	7/1/26	25,950	32,411
	Florida Lottery Revenue	4.000%	7/1/27	2,750	2,906
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	5,015	5,224
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	1,800	2,040
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,264
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	2,148
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,277
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,641
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	4,198
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,650
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	4,119
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,640	10,556
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	12,209
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	10,382
	Florida Ports Financing Commission Miscellaneous Taxes Revenue	5.000%	10/1/24	2,075	2,161
	Florida Ports Financing Commission Miscellaneous Taxes Revenue	5.000%	10/1/26	1,420	1,478
	Florida Ports Financing Commission Miscellaneous Taxes Revenue	5.000%	10/1/28	2,000	2,082
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	5,322
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/37	4,770	5,458
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/38	4,840	5,528
[6]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,350	1,745
[6]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,885	2,442
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	3,790	4,761
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,185	4,107
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	6,393
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	9,012
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	5,052
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,015	6,231
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	6,242
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,690	1,695
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	745	876
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,550	2,991
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,320	1,453
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,263
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,607
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,736
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,482
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,045	2,402
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,362
[6]	Hernando County School District COP	5.000%	7/1/27	6,000	7,325
[6]	Hernando County School District COP	5.000%	7/1/31	5,925	7,161
[3]	Herons Glen Recreation District	2.500%	5/1/28	345	362
[3]	Herons Glen Recreation District	2.500%	5/1/29	355	369

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Herons Glen Recreation District	2.500%	5/1/30	365	377
[3]	Herons Glen Recreation District	2.500%	5/1/31	375	384
[3]	Herons Glen Recreation District	3.000%	5/1/32	285	302
[3]	Herons Glen Recreation District	3.000%	5/1/33	300	315
[3]	Herons Glen Recreation District	3.000%	5/1/34	245	255
[3]	Herons Glen Recreation District	3.000%	5/1/35	255	264
[3]	Herons Glen Recreation District	3.000%	5/1/36	260	268
[3]	Herons Glen Recreation District	2.500%	5/1/40	1,200	1,144
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	34,728
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	10/1/28	12,300	13,425
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	10/1/31	26,515	28,693
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	10/1/34	3,115	3,353
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	3,282
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/28	5,680	7,136
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/30	9,135	11,565
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	15,070	16,256
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	5,030	5,426
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,590	14,659
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,545	14,611
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	410	442
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,229
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,766
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,718
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,610
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,785	2,169
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	4,539
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	5,372
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,968
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	5,612
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,885
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	6,160
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	6,440
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	6,751
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,469
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,840
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,418
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/25	4,550	4,930
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	7,710	9,034
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	4,960	6,339
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	10,731
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	7,563
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	2,194
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	7,000	9,124
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	5,886
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	9,022
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	8,570	11,337
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,652
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	2,000	2,424
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,930	13,095
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	11,031
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	10,300	13,511
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/32	1,750	1,889
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,576
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	2,030
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,458
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,740
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,610
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	4,111
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,526
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/28	1,650	1,861
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/28	2,350	2,538
	Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	3,041
	Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,960
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	18,433
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	9,372
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	3,038
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	12,572
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,830	2,337
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	7,601

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	550	711
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	8,950
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	8,584
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	7,000	8,538
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	10,933
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/34	7,000	9,038
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,298
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	11,866
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	4,507
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	2,500	2,863
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	12,044
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	10,780
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	4,569
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	8,075
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	3,478
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,000	2,158
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	2,053
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	5,279
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/22	655	713
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	2,665	2,904
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	4,360	4,750
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	285	311
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	755	823
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,705	1,858
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	465	507
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,305	1,422
	JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,551
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	21,020	27,107
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,996
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,990
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,539
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	7,027
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	2,355	2,397
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	1,123
	JEA Water & Sewer System Water Revenue	4.000%	10/1/30	3,000	3,283
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,412
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	13,147
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,597
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,514
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	3,555
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	9,279
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,547
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	3,274
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,185
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,181
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	7,198
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,271
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	5,500
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,390
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,729
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	748
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/21	3,805	3,880
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/24	1,020	1,179
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,702
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,876
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,499
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	1,275	1,581
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,750	1,751
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	665	666
[6]	Lake County School Board (Master Lease Program) COP	5.000%	6/1/28	1,500	1,722
[6]	Lake County School Board (Master Lease Program) COP	5.000%	6/1/29	1,760	2,016
[6]	Lake County School Board (Master Lease Program) COP	5.000%	6/1/30	3,000	3,430
[6]	Lake County School Board COP	5.000%	6/1/31	5,000	5,890
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/31	500	523
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,394
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	6,098
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,755	4,263
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,135	3,551
	Lee County FL Appropriations Revenue	5.000%	10/1/22	1,785	1,929

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lee County FL Appropriations Revenue	5.000%	10/1/23	2,750	3,084
	Lee County FL Appropriations Revenue	5.000%	10/1/24	3,020	3,495
[6]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,167
[6]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,552
[6]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,837
[6]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	2,114
[6]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,160
[6]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,159
[6]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,157
	Lee County FL Water & Sewer Revenue, Prere.	5.250%	10/1/21	5,950	6,222
	Lee County School Board COP	5.000%	8/1/22	1,600	1,730
	Lee County School Board COP	5.000%	8/1/23	1,150	1,294
	Lee County School Board COP	5.000%	8/1/24	2,330	2,723
	Lee County School Board COP	5.000%	8/1/27	5,010	5,792
	Lee County School Board COP	5.000%	8/1/28	4,080	4,709
	Lee County School Board COP	5.000%	8/1/34	3,500	4,248
	Lee County School Board COP	5.000%	8/1/35	4,270	5,172
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,785
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	9,184
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,470	4,448
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	5,586
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	7,026
	Manatee County FL Appropriations Revenue	5.000%	10/1/22	1,255	1,369
	Manatee County FL Appropriations Revenue	5.000%	10/1/23	1,310	1,486
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,325	1,504
	Manatee County FL Appropriations Revenue	5.000%	10/1/26	1,520	1,724
	Manatee County FL Appropriations Revenue	5.000%	10/1/27	1,580	1,790
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	3,300	3,770
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	2,000	2,285
	Miami Beach FL GO	5.000%	5/1/24	1,010	1,175
	Miami Beach FL GO	3.000%	5/1/32	4,440	4,892
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,563
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,755
	Miami Beach FL GO	5.000%	5/1/35	4,000	5,113
	Miami Beach FL GO	5.000%	5/1/36	2,700	3,447
	Miami Beach FL GO	5.000%	5/1/37	5,695	7,261
	Miami Beach FL GO	5.000%	5/1/38	5,980	7,606
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,271
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	2,220
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,330
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,585	1,826
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,526
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,845
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	4,996
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,958
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	2,170
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,957
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,205	3,764
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,922
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,592
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,778
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,951
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	3,178
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/26	1,005	1,261
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	922
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,265
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,531
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	2,850	2,854
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	3,415	3,556
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,000	3,242
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,820	3,047
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,355	1,430
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	928
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,120
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,523
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,871
[3]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,435
[3]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,629
[3]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	3,432

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,570
[6,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,778
[6,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,821
[6,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,974
[6,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	4,324
[6,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,729
[6,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,943
[6,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,427
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	4,410	4,904
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	6,255	7,211
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	5,770	6,640
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,917
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,957
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,420
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	2,276
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,579
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,904
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,247
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	710
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,856
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	7,207
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	692
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,710	4,641
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	2,091
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	18,856
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	10,059
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	17,109
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	10,534
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	2,300	2,783
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/31	6,270	7,432
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/32	4,775	5,608
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	7,930
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,460	1,464
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/24	2,630	2,638
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	2,960	3,428
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	8,061
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,339
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,684
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,450	2,858
	Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,432
	Miami-Dade County FL GO	5.000%	7/1/29	5,100	6,344
	Miami-Dade County FL GO	3.000%	7/1/32	9,740	10,907
	Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,270
	Miami-Dade County FL GO	3.000%	7/1/33	10,030	11,162
	Miami-Dade County FL GO	5.000%	7/1/33	4,710	6,117
	Miami-Dade County FL GO	3.000%	7/1/35	10,645	11,755
	Miami-Dade County FL GO	5.000%	7/1/37	5,000	6,101
	Miami-Dade County FL GO	5.000%	7/1/38	5,020	6,110
	Miami-Dade County FL GO	5.000%	7/1/39	6,475	8,221
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	2,000	2,167
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25	3,000	3,247
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26	11,340	12,248
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,510	2,711
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28	8,840	9,549
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	4,052
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	10,035	10,836
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	2,500	3,040
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	14,373
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	11,440	12,353
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	4,000	4,319
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	12,851
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,619
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	13,500	14,569
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/32	3,285	4,238
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	2,089
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	11,550	12,465
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	3,625	4,633
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	4,815	6,154
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/35	5,675	7,232

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/36	5,955	7,559
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	3,195	4,041
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	5,000	6,323
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	4,405	5,554
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	6,565	8,254
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	4,625	5,777
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	6,895	8,582
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	14,500	7,901
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/22	3,420	3,669
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/23	3,840	4,292
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/26	8,955	11,066
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	12,540
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	11,389
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	4,000	4,315
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	8,000	8,630
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	6,265	6,758
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	2,060	2,222
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	1,680	1,812
Miami-Dade County FL Water & Sewer Water Revenue	5.250%	10/1/21	20,000	20,909
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	14,270	15,559
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	7,050	8,428
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	10,000	11,928
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/32	11,605	13,830
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/33	10,115	12,038
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/34	11,000	12,808
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	10,020	11,629
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	23,025	26,630
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/36	3,225	4,062
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	11,510	13,276
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/37	5,370	6,743
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	18,605	21,403
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	13,500	15,530
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/38	4,720	5,910
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,209
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,178
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	2,625	2,543
Miami-Dade County School Board COP	5.000%	11/1/26	8,020	9,398
Miami-Dade County School Board COP	5.000%	11/1/27	10,000	11,705
Miami-Dade County School Board COP	5.000%	11/1/28	10,045	11,753
Miami-Dade County School Board COP	5.000%	11/1/29	10,000	11,675
Miami-Dade County School Board COP GO	5.000%	3/15/35	1,130	1,362
Miami-Dade County School Board GO	5.000%	3/15/31	3,000	3,294
Miami-Dade County School Board GO	5.000%	3/15/32	6,985	7,666
Miami-Dade County School Board GO	5.000%	3/15/33	6,010	6,593
Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/30	2,300	2,614
Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/32	2,600	2,929
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/23	2,060	2,280
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	1,998
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,467
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	3,113
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	6,341
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,795	5,767
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,964
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,928
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	5,343
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	9,480	11,097
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,607
Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/26	6,715	8,026
Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,637
Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	9,765
Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,684
Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,801
Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,160	3,491
Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	6,149
Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	7,572
Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	4,750	5,200
Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,885
Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	4.000%	4/1/22	1,890	1,987
Orange County School Board COP	5.000%	8/1/33	21,500	26,190

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orlando FL Appropriations Revenue	5.000%	10/1/21	1,050	1,096
	Orlando FL Appropriations Revenue	5.000%	10/1/24	1,145	1,352
	Orlando FL Appropriations Revenue	5.000%	10/1/26	1,285	1,618
	Orlando FL Appropriations Revenue	5.000%	10/1/26	1,265	1,593
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,765
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,789
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	2,285	2,813
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/27	1,325	1,669
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/28	2,010	2,507
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/29	2,020	2,507
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/31	5,425	6,668
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/33	2,095	2,536
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/34	4,000	4,832
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/35	3,125	3,762
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/37	2,020	2,417
	Orlando Utilities Commission Electric Power & Light Revenue	5.250%	10/1/22	3,270	3,580
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,878
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	4,045	4,600
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/31	13,030	14,440
[8]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,140
[8]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,634
[8]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	1,941
[8]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,467
[8]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,611
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	827
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,123
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	619
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,152
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	739
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,469
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	611
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,700
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	607
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,498
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	800	966
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,565
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,558
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,532
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	836
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,655
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	700	833
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,814
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,005	1,191
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,417
	Palm Beach County FL Appropriations Revenue	5.000%	6/1/25	1,000	1,073
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	7,315
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	9,559
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	3,690	3,688
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	766
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	761
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	860	1,084
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,254
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,375
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,881
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,240
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,601
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,915
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	2,150
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/22	910	997
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/23	1,250	1,426
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,185
	Palm Beach County School District COP	5.000%	8/1/25	15,000	18,136
	Palm Beach County School District COP	5.000%	8/1/26	2,080	2,594
	Palm Beach County School District COP	5.000%	8/1/28	6,115	6,583
	Palm Beach County School District COP	5.000%	8/1/29	5,970	6,422
	Palm Beach County School District COP	5.000%	8/1/29	3,595	4,319
	Palm Beach County School District COP	5.000%	8/1/31	10,000	11,557
	Palm Beach County School District COP	5.000%	8/1/31	10,660	12,718
	Palm Beach County School District COP	5.000%	8/1/32	3,445	4,091

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County School District COP	5.000%	8/1/32	12,010	14,260
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,729
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,850
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/33	650	838
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,286
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	673
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	633
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,261
	Pasco County School Board COP	5.000%	8/1/24	2,315	2,584
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	2,196
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	3,490
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	5,229
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	2,383
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,214
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,909
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,612
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,515
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/30	2,000	2,247
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/31	2,510	2,841
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/31	2,100	2,360
	Reedy Creek Improvement District GO	4.000%	6/1/31	3,035	3,533
	Reedy Creek Improvement District GO	4.000%	6/1/32	3,110	3,596
	Reedy Creek Improvement District GO	4.000%	6/1/34	10,000	11,147
	Reedy Creek Improvement District GO	4.000%	6/1/35	4,685	5,346
	Reedy Creek Improvement District GO	5.000%	6/1/37	5,000	6,068
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	10,000	11,278
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	9,600	10,827
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	2,515	2,763
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/23	1,110	1,260
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/24	1,575	1,856
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	16,333
	Seacoast Utility Authority Water Revenue	5.000%	3/1/21	1,750	1,777
	Seacoast Utility Authority Water Revenue	5.000%	3/1/22	1,995	2,121
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	12,382
	South Florida Water Management District COP	5.000%	10/1/26	9,290	11,337
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	5,316
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	6,252
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	4,324
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,906
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	10,162
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	16,544
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	5,930
	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/24	1,595	1,774
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	563
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	554
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	552
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,246
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/27	3,305	4,140
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/27	4,250	4,779
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/28	4,450	4,991
	Sunshine State Governmental Financing Commission Lease Revenue (Miami Dade County Program)	5.000%	9/1/23	5,985	6,213
	Sunshine State Governmental Financing Commission Lease Revenue (Miami Dade County Program)	5.125%	9/1/24	4,625	4,805
[4]	Sunshine State Governmental Financing Commission Miscellaneous Revenue (Miami Dade County Program) VRDO	0.150%	11/5/20	13,600	13,600
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,525
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,333
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,430
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,996
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	7,487
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,881
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,473
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	1,094
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	2,116
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,100	1,276
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,450	1,673
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/25	1,270	1,497
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/26	1,210	1,426
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,201
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,176

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/31	1,250	1,463
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,564
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,352
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,445
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,675
	Tampa Bay Water Revenue	6.000%	10/1/29	10,000	14,201
	Tampa Bay Water Revenue	5.000%	10/1/32	2,305	2,608
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,635
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,889
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,138
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,653
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,834
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,898
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,028
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,075	1,151
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,067
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,935	2,062
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,595
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,061
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	14,686	15,492
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,125	3,590
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	362
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	380
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	325	417
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	478
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	380
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	346
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	470
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	325	406
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	520	646
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	410
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	1,135
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,467
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/21	1,250	1,295
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/23	1,400	1,511
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	277
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,626
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,479
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,743
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,269
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	629
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	3,078
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	3,059
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	4,513
	Tampa FL Water & Wastewater System Water Revenue	4.000%	10/1/38	2,250	2,756
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/39	4,000	5,260
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/40	6,500	8,513
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	706
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	726
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	752
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	785
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	810
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,729
[4,7]	Tampa-Hillsborough County FL Expressway AuthorityRevenue TOB VRDO	0.220%	11/5/20	14,760	14,760
	Tohopekaliga Water Authority Water Revenue	5.000%	10/1/24	1,340	1,584
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,275	1,429
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	2,300	2,416
	USF Financing Corp. COP	5.000%	7/1/30	5,420	6,320
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,310
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,250
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,318
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,859
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,280
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,708
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,146
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/35	400	459
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/36	510	583
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/37	725	826
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/38	750	851

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/39	1,000	1,132
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/44	4,000	4,838
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/23	1,000	1,115
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	734
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/25	1,675	1,935
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	2,116
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,899
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,698
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	4,467
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	2,375	2,722
					3,628,232
Georgia (2.9%)
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,743
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,931
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	4.000%	1/1/32	2,000	2,228
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,884
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,123
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,528
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,420
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/24	1,805	2,059
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,372
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,613
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	5,025	5,631
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	5,515	6,169
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	2,000	2,232
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	2,025	2,258
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,974
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/24	1,025	1,170
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.875%	1/1/24	3,145	3,174
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/26	1,600	1,682
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/27	1,390	1,459
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,000	1,293
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	6,500	8,401
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	8,500	11,131
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	7,000	9,280
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/31	2,540	2,846
	Atlanta GA GO	4.875%	12/1/26	7,450	8,809
	Atlanta GA GO	4.500%	12/1/29	2,700	3,087
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/20	1,370	1,370
[6,11]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/22	6,705	7,067
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	3,160	3,605
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	2,550	3,074
[6]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	8,305
[6]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	19,952
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,676
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	6,220	7,810
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	4,093
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,280	2,673
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	5,006
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	5,018
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/36	2,750	3,212
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	17,473
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	11,255
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	12,100
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	12,583
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,601
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,700	2,163
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	3,166
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	2,083
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,583
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	3,175
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,734
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,662
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	1,061
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,296
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,720
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,903
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	220	284
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	270	348

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	360	464
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	405	522
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	5,815	5,882
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/32	300	392
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	541
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,485
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	913
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	720
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	975
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	1,050
	Cherokee County Board of Education GO	5.000%	8/1/31	1,565	1,903
	Cherokee County Board of Education GO	5.000%	8/1/33	1,780	2,152
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,906
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,848
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,379
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	617
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	400	503
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	716
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	545	695
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	568
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	535	693
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	565
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	684
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	545
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	939
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	849
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	483
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	583
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	697
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	868
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	838
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,240
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	550	669
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	904
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	553
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,415
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	550	665
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	439
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,545
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	473
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	850
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	1,114
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,231
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	2,003
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,493
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,707
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,445	2,928
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	4,000
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,978
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	5,107
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	5,329
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,404
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	10,060
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	11,184
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	11,720
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,580
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,252
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,139
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,325
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,388
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,675	1,810
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,975	2,130
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,000	1,076
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	6,880	7,350
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/23	1,410	1,473

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/24	1,500	1,566
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/25	3,000	3,695
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/31	2,225	2,315
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	4,000	4,157
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,582
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,267
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,162
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	2,000	2,470
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,775	2,178
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,705
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	2,000	2,433
	Forsyth County School District GO	5.000%	2/1/26	1,275	1,581
	Forsyth County School District GO	5.000%	2/1/27	1,000	1,275
	Forsyth County School District GO	5.000%	2/1/33	3,350	4,252
	Forsyth County School District GO	5.000%	2/1/34	2,535	3,206
	Forsyth County School District GO	5.000%	2/1/35	3,790	4,782
	Forsyth County School District GO	5.000%	2/1/37	2,250	2,820
	Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/28	1,750	2,294
	Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/30	1,565	2,077
	Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/31	1,250	1,649
	Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,467
	Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,274
	Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,453
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,579
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	3,112
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,922
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,765	3,518
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	2,011
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	2,286
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	2,179
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	10,899
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,512
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,984
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	2,500	2,837
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	473
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	729
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	656
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	689
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	611
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	1,056
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	1,088
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	5,599
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	3,340
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/33	10,000	10,839
	Fulton County GA Water & Sewerage Water Revenue	4.000%	1/1/34	10,000	10,557
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,200
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,780
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	8,030
[7]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,505
[7]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	10,165	10,283
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	27,389
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	15,182
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	8,880
	Gainesville School District GO	4.000%	11/1/34	680	837
	Gainesville School District GO	4.000%	11/1/35	1,000	1,225
	Gainesville School District GO	4.000%	11/1/36	1,000	1,220
	Gainesville School District GO	4.000%	11/1/37	1,205	1,464
	Gainesville School District GO	4.000%	11/1/38	1,150	1,392
	Gainesville School District GO	4.000%	11/1/39	850	1,026
	Gainesville School District GO	4.000%	11/1/40	850	1,022
	Georgia GO	5.000%	11/1/20	9,240	9,240
	Georgia GO	5.000%	1/1/22	9,415	9,938
	Georgia GO	5.000%	2/1/22	6,690	7,088
	Georgia GO	4.000%	10/1/22	13,270	14,226

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	1/1/23	6,050	6,672
	Georgia GO	5.000%	2/1/23	5,025	5,561
	Georgia GO	5.000%	7/1/23	20,160	21,752
	Georgia GO	5.000%	7/1/24	22,865	26,820
	Georgia GO	5.000%	7/1/24	29,915	35,090
	Georgia GO	5.000%	7/1/24	34,685	40,685
	Georgia GO	5.000%	12/1/24	10,110	12,051
	Georgia GO	5.000%	2/1/25	10,000	11,994
	Georgia GO	5.000%	2/1/25	3,000	3,459
	Georgia GO	5.000%	7/1/25	20,970	25,533
	Georgia GO	5.000%	7/1/25	1,615	1,966
	Georgia GO	5.000%	1/1/26	4,960	6,137
	Georgia GO	5.000%	2/1/26	9,660	11,982
	Georgia GO	5.000%	7/1/26	1,470	1,844
	Georgia GO	5.000%	7/1/26	10,040	12,597
	Georgia GO	5.000%	12/1/26	4,680	5,937
	Georgia GO	5.000%	2/1/27	10,000	11,501
	Georgia GO	5.000%	2/1/27	14,870	18,953
	Georgia GO	5.000%	12/1/27	5,175	6,532
	Georgia GO	5.000%	7/1/29	1,510	1,920
	Georgia GO	5.000%	8/1/32	30,945	41,929
	Georgia GO	5.000%	8/1/33	20,000	26,943
	Georgia GO	3.250%	7/1/37	9,750	10,912
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	17,529
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	10,017
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/23	14,615	14,655
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/24	11,650	11,681
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	4,485	4,913
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,422
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,594
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,451
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,200	1,526
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,546
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,900	2,443
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,250	1,607
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,738
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,250	1,624
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,490	1,936
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,810
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,500	1,933
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,489
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,836
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	1,400	1,778
[2]	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/35	2,305	2,659
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	1,140
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	1,250	1,581
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,406
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	2,080	2,619
[2]	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/37	1,500	1,717
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,364
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,760	2,210
[2]	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/38	1,540	1,758
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,402
[2]	Georgia Municipal Electric Authority Nuclear Revenue	3.000%	1/1/39	730	746
[2]	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/39	1,560	1,775
[2]	Georgia Municipal Electric Authority Nuclear Revenue	3.000%	1/1/40	500	509
[2]	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/40	1,250	1,417
[2]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	580	727
[2]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/29	1,610	2,047
[2]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/32	1,355	1,746
[2]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/33	2,000	2,354
[2]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/36	1,000	1,148
[2]	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/38	710	728
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/21	2,830	2,851
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	19,816
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	500	628
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	626
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	1,100
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,265	1,574

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	925
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	743
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	983
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	615
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	11,021
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,050	2,514
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	1,225	1,494
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	887
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,579
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,505
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,634
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,949
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,756
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,861
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	1,415	1,698
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	16,230	19,537
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,544
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	4.000%	1/1/21	8,205	8,252
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	7,700	7,756
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	12,120	12,755
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	5,190	6,104
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,605	7,981
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	48,350
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	34,235
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	109
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/30	1,095	1,257
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/33	2,115	2,405
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/34	2,000	2,269
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/35	5,845	6,622
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	465	571
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	650	817
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	700	874
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	700
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	5,005
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	13,721
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	500	561
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	750	838
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,941
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	607
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	607
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,203
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,493
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,732
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,487
	Gwinnett County School District GO	5.000%	2/1/38	17,010	21,797
	Gwinnett County School District GO	5.000%	2/1/39	15,000	19,165
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	10,010	10,841
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,062
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,170
	Jackson County GA School District GO	5.000%	3/1/31	1,425	1,865
	Jackson County GA School District GO	5.000%	3/1/32	1,000	1,301
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	533
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	765
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	1,028
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/21	6,765	6,870
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/21	37,000	37,544
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/22	10,720	11,333
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	5,500	6,655
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	2,500	3,013
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	2,308
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,658
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	2,000	2,683
[4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	137,290	149,671
[1,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	200,205	219,671
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	37,355	42,356
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	68,310	78,804
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/26	4,810	6,072
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	7,745	8,404
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	6,495

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	11,003
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	16,214
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	19,020
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	17,095	19,691
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	5,310	6,399
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	26,533
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/41	8,455	9,944
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/43	8,000	9,378
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/44	16,480	17,647
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/44	10,000	11,705
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/23	510	580
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/28	2,510	3,290
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	2,070	2,731
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,500	22,353
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/31	2,085	2,735
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	2,182
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/32	2,100	2,146
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	2,750	3,642
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/36	3,680	4,405
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	14,559
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	2,000	2,360
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	2,445
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,726
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,000	4,400
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,000	4,391
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/27	780	976
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/28	500	638
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/29	525	681
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/30	500	644
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/31	400	512
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/32	1,055	1,342
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/35	1,265	1,591
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/36	390	488
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/37	575	718
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	4.000%	10/1/38	675	782
				2,251,478
Guam (0.1%)
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,750	1,827
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	892
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	726
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,415
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,201
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,461
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,000	1,185
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	2,230	2,617
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,000	1,163
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	300	342
Guam Miscellaneous Taxes Revenue	5.000%	11/15/21	4,655	4,798
Guam Miscellaneous Taxes Revenue	5.000%	1/1/23	1,175	1,214
Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	8,070	8,750
Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	10,260
Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	12,520
Guam Miscellaneous Taxes Revenue	5.000%	1/1/26	2,575	2,662
Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,695
Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	3,255	3,360
Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	11,269
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,449
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,478
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,385
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	6,164
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	6,427
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	6,714
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	6,279
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	2,117
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	3,110
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,525	4,062
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,448
				117,990

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii (1.3%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/29	18,400	23,694
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/30	9,975	13,025
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/31	21,210	27,474
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/32	24,365	31,292
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	18,887
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	31,406
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	14,505	16,399
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	33,800
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	17,245	19,364
Hawaii County HI GO	5.000%	9/1/28	1,000	1,218
Hawaii County HI GO	5.000%	9/1/29	2,065	2,509
Hawaii County HI GO	5.000%	9/1/30	1,000	1,210
Hawaii GO	5.000%	12/1/20	4,480	4,496
Hawaii GO	5.000%	11/1/22	11,285	12,344
Hawaii GO	5.000%	12/1/22	10,125	10,639
Hawaii GO	5.000%	8/1/24	15,010	17,597
Hawaii GO	5.000%	8/1/24	8,970	10,516
Hawaii GO	5.000%	10/1/24	10,075	11,886
Hawaii GO	5.000%	11/1/24	22,305	24,370
Hawaii GO	5.000%	4/1/25	19,785	23,672
Hawaii GO	5.000%	8/1/25	4,105	4,807
Hawaii GO	5.000%	8/1/25	2,515	2,945
Hawaii GO	5.000%	10/1/25	12,015	14,621
Hawaii GO	5.000%	10/1/25	3,605	4,387
Hawaii GO	4.000%	4/1/26	26,025	30,658
Hawaii GO	5.000%	8/1/26	1,420	1,657
Hawaii GO	5.000%	1/1/27	8,015	10,054
Hawaii GO	5.000%	4/1/27	7,870	9,712
Hawaii GO	4.000%	4/1/28	5,050	5,886
Hawaii GO	5.000%	5/1/28	14,910	18,843
Hawaii GO	5.000%	10/1/28	8,080	10,066
Hawaii GO	5.000%	10/1/28	9,085	11,318
Hawaii GO	4.000%	4/1/29	10,000	11,587
Hawaii GO	5.000%	8/1/29	8,585	9,981
Hawaii GO	5.000%	8/1/29	31,900	35,786
Hawaii GO	5.000%	10/1/29	7,000	8,693
Hawaii GO	4.000%	4/1/30	14,190	16,317
Hawaii GO	4.000%	5/1/30	13,815	16,232
Hawaii GO	4.000%	10/1/30	11,500	13,350
Hawaii GO	5.000%	1/1/31	6,065	7,870
Hawaii GO	4.000%	4/1/31	1,410	1,611
Hawaii GO	4.000%	5/1/31	14,160	16,512
Hawaii GO	4.000%	5/1/32	12,160	14,151
Hawaii GO	4.000%	8/1/32	11,740	13,017
Hawaii GO	4.000%	10/1/32	5,285	6,079
Hawaii GO	5.000%	1/1/33	10,750	13,450
Hawaii GO	5.000%	8/1/33	2,975	3,423
Hawaii GO	4.000%	1/1/34	8,740	10,235
Hawaii GO	5.000%	1/1/34	8,745	10,901
Hawaii GO	4.000%	10/1/34	5,760	6,454
Hawaii GO	5.000%	1/1/36	22,430	27,800
Hawaii GO	5.000%	1/1/36	13,000	16,499
Hawaii GO	4.000%	10/1/36	2,250	2,552
Hawaii GO	5.000%	1/1/38	6,000	7,563
Hawaii GO, Prere.	5.000%	12/1/21	3,770	3,961
Hawaii Highway Fund Fuel Sales Tax Revenue	5.000%	1/1/32	2,180	2,508
Honolulu HI City & County GO	5.000%	10/1/22	4,220	4,599
Honolulu HI City & County GO	5.000%	10/1/22	1,130	1,232
Honolulu HI City & County GO	5.000%	10/1/22	4,015	4,376
Honolulu HI City & County GO	5.000%	11/1/22	3,245	3,549
Honolulu HI City & County GO	5.000%	10/1/26	7,500	9,143
Honolulu HI City & County GO	5.000%	10/1/26	5,135	6,260
Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,880
Honolulu HI City & County GO	5.000%	10/1/28	8,415	10,145
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,822
Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,746
Honolulu HI City & County GO	4.000%	10/1/31	6,220	7,197
Honolulu HI City & County GO	5.000%	10/1/31	12,690	15,238

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,692
	Honolulu HI City & County GO	4.000%	10/1/32	15,000	16,924
	Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,769
	Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,714
	Honolulu HI City & County GO	5.000%	9/1/34	8,035	9,974
	Honolulu HI City & County GO	4.000%	10/1/34	10,575	11,834
	Honolulu HI City & County GO	4.000%	9/1/36	2,930	3,433
	Honolulu HI City & County GO	4.000%	7/1/40	2,220	2,648
	Honolulu HI City & County GO	4.000%	7/1/41	4,840	5,750
	Honolulu HI City & County GO, Prere.	5.000%	8/1/21	5,000	5,178
	Honolulu HI City & County GO, Prere.	5.000%	11/1/22	3,500	3,830
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,619
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/28	6,175	7,059
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	10,000	11,396
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/30	8,220	9,823
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/31	18,060	21,509
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	8,440	11,025
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,854
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/34	6,765	7,985
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	2,525	3,034
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	9,637
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/35	6,835	8,048
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,742
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	7,240	8,366
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/39	6,545	8,377
	University of Hawaii Revenue	4.000%	10/1/32	4,870	5,880
	University of Hawaii Revenue	3.000%	10/1/34	3,500	3,811
	University of Hawaii Revenue	4.000%	10/1/35	1,845	2,193
	University of Hawaii Revenue	3.000%	10/1/36	2,845	3,047
					1,018,622
Idaho (0.1%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,520	1,792
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	3,290
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	5,107
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	6,044
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	5,645
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	3,250	3,485
[7]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,771
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,480
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,243
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	7,127
[3]	University of Idaho College & University Revenue	5.000%	4/1/28	240	305
[3]	University of Idaho College & University Revenue	5.000%	4/1/29	250	322
[3]	University of Idaho College & University Revenue	5.000%	4/1/30	345	452
[3]	University of Idaho College & University Revenue	5.000%	4/1/32	970	1,254
[3]	University of Idaho College & University Revenue	5.000%	4/1/33	555	713
[3]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	2,220
[3]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,432
[3]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,261
[3]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,311
[3]	University of Idaho College & University Revenue	4.000%	4/1/41	700	795
					52,049
Illinois (6.0%)
[6]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,244
[6]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,275
[6]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,744	3,198
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,992
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,626
	Chicago Board of Education GO	5.000%	12/1/21	20,000	20,647
[6,10]	Chicago Board of Education GO	5.500%	12/1/21	4,090	4,288
	Chicago Board of Education GO	5.000%	12/1/22	2,775	2,929
	Chicago Board of Education GO	5.000%	12/1/22	12,000	12,666
[6,10]	Chicago Board of Education GO	5.500%	12/1/22	9,625	10,422
	Chicago Board of Education GO	5.000%	12/1/23	15,000	16,142
	Chicago Board of Education GO	5.000%	12/1/24	20,000	21,832
	Chicago Board of Education GO	5.000%	12/1/25	11,000	12,179
	Chicago Board of Education GO	0.000%	12/1/26	5,535	4,667
[6]	Chicago Board of Education GO	5.000%	12/1/26	3,560	4,296

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/26	12,265	13,693
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,582
	Chicago Board of Education GO	7.000%	12/1/26	19,600	23,756
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,024
	Chicago Board of Education GO	4.000%	12/1/27	7,175	7,574
[6]	Chicago Board of Education GO	5.000%	12/1/27	2,750	3,373
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,119
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,818
	Chicago Board of Education GO	0.000%	12/1/28	10,320	8,010
	Chicago Board of Education GO	0.000%	12/1/28	4,460	3,462
[6]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,739
	Chicago Board of Education GO	5.000%	12/1/28	11,100	12,428
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,479
	Chicago Board of Education GO	0.000%	12/1/29	375	278
[6]	Chicago Board of Education GO	5.000%	12/1/29	2,500	3,072
	Chicago Board of Education GO	5.000%	12/1/29	9,375	10,485
	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,237
	Chicago Board of Education GO	0.000%	12/1/30	1,475	1,047
	Chicago Board of Education GO	0.000%	12/1/30	195	138
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,312
[6]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,837
	Chicago Board of Education GO	0.000%	12/1/31	455	309
	Chicago Board of Education GO	5.000%	12/1/31	3,100	3,103
	Chicago Board of Education GO	5.000%	12/1/31	1,600	1,768
	Chicago Board of Education GO	5.000%	12/1/32	2,560	2,810
	Chicago Board of Education GO	5.000%	12/1/33	12,000	12,296
	Chicago Board of Education GO	5.000%	12/1/33	2,060	2,240
	Chicago Board of Education GO	5.250%	12/1/35	12,170	12,905
	Chicago Board of Education GO	5.000%	12/1/36	10,210	10,972
	Chicago Board of Education GO	5.500%	12/1/39	4,000	4,052
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/33	1,200	1,321
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,680
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,766
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,471
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,847
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	4,583
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,484
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,530
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,523
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	2,273
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	5,051
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	7,333
	Chicago IL GO	0.000%	1/1/24	4,000	3,614
	Chicago IL GO	5.000%	1/1/24	880	921
	Chicago IL GO	5.000%	1/1/25	1,580	1,663
	Chicago IL GO	5.000%	1/1/26	1,050	1,103
	Chicago IL GO	5.000%	1/1/26	1,660	1,743
	Chicago IL GO	5.000%	1/1/26	13,335	14,099
	Chicago IL GO	5.000%	1/1/26	5,000	5,287
	Chicago IL GO	5.000%	1/1/27	9,000	9,529
	Chicago IL GO	5.000%	1/1/27	3,605	3,801
	Chicago IL GO	5.125%	1/1/27	430	451
	Chicago IL GO	5.000%	1/1/28	6,000	6,327
	Chicago IL GO	5.000%	1/1/28	8,000	8,436
	Chicago IL GO	5.250%	1/1/28	905	942
	Chicago IL GO	5.250%	1/1/28	375	393
	Chicago IL GO	5.000%	1/1/29	3,000	3,156
	Chicago IL GO	5.000%	1/1/29	20,750	21,829
	Chicago IL GO	5.250%	1/1/29	2,365	2,452
	Chicago IL GO	5.250%	1/1/29	500	522
	Chicago IL GO	5.000%	1/1/30	9,540	10,014
	Chicago IL GO	5.500%	1/1/30	750	793
	Chicago IL GO	5.000%	1/1/31	2,445	2,576
	Chicago IL GO	5.625%	1/1/31	2,220	2,404
	Chicago IL GO	5.000%	1/1/32	800	839
	Chicago IL GO	5.000%	1/1/33	5,000	5,030
	Chicago IL GO	0.000%	1/1/34	2,490	1,540
	Chicago IL GO	5.500%	1/1/35	8,000	8,618
	Chicago IL GO	5.000%	1/1/36	970	985

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/39	17,090	17,377
	Chicago IL GO	5.000%	1/1/40	1,335	1,354
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/23	1,200	1,241
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,110	1,162
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/27	3,500	3,631
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/28	3,000	3,101
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/29	2,000	2,060
[4,7]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.300%	11/5/20	36,250	36,250
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,460	2,671
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,706
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	3,091
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,725	1,902
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	4,059
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	11,008
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,739
	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	17,000	21,454
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,208
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	2,060
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,525	2,771
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	1,750	1,907
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,585	1,726
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,685	2,921
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,165	2,347
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	12,802
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	5,550	5,991
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	8,750
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	3,590	3,860
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	3,000	3,221
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,075	3,296
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/22	1,450	1,567
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,231
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,267
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,299
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,550	2,768
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,415	3,838
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	6,140	6,639
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,000	11,070
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,000	11,038
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,725	7,410
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,200	2,420
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,000	3,158
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/24	1,250	1,330
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,797
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,785	6,822
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/25	1,500	1,604
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,320	1,602
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,025	4,234
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,045	1,268
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/26	1,000	1,068
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,740
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	380
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	40,069
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,215	1,503
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/27	2,435	2,595
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,488
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,149
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	10,775	12,557
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,896
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	678
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	6,320
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	35	38
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,010	1,223
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,146
[6]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,300	2,495
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	15,824
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,340	2,756
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,434
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,839
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,375

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,472
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	6,657
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,852
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,744
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	720	858
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	3,038
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	26,423
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	15,542
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,454
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	4,377
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	19,930
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	4,046
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	5,491
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,050	11,806
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	24,196
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	5,464
[6]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	1,000	1,082
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	11,883
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	22,440
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	31,000	38,386
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	25,000	28,293
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	10,500	12,244
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	14,030
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	13,664
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	23,000	25,917
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	6,513
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,618
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	9,996
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	7,500	8,416
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,000	5,793
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,647
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,185
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	12,404
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,594
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	11,000	13,139
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/29	5,000	6,378
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	7,677
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	5,659
	Chicago Park District GO	5.000%	1/1/21	2,000	2,011
	Chicago Park District GO	5.000%	1/1/25	4,685	4,877
	Chicago Park District GO	5.000%	1/1/25	625	715
	Chicago Park District GO	5.000%	1/1/26	515	603
	Chicago Park District GO	5.000%	1/1/27	1,000	1,154
	Chicago Park District GO	5.000%	1/1/27	2,085	2,469
	Chicago Park District GO	5.000%	1/1/27	5,580	6,123
	Chicago Park District GO	5.000%	1/1/28	4,835	4,869
	Chicago Park District GO	5.000%	1/1/28	1,000	1,145
	Chicago Park District GO	5.000%	1/1/28	1,420	1,700
	Chicago Park District GO	5.000%	1/1/29	5,170	5,206
	Chicago Park District GO	5.000%	1/1/29	985	1,119
	Chicago Park District GO	5.000%	1/1/30	2,770	2,789
[3]	Chicago Park District GO	5.000%	1/1/30	4,500	5,358
[3]	Chicago Park District GO	5.000%	1/1/30	1,000	1,140
[3]	Chicago Park District GO	5.000%	1/1/30	1,450	1,797
	Chicago Park District GO	5.000%	1/1/31	3,445	3,722
[3]	Chicago Park District GO	5.000%	1/1/31	5,570	6,600
[3]	Chicago Park District GO	5.000%	1/1/31	1,600	1,896
[3]	Chicago Park District GO	5.000%	1/1/31	1,000	1,136
[3]	Chicago Park District GO	5.000%	1/1/31	2,000	2,272
[3]	Chicago Park District GO	5.000%	1/1/31	2,250	2,771
	Chicago Park District GO	5.000%	1/1/32	2,625	2,829
[3]	Chicago Park District GO	5.000%	1/1/32	5,545	6,537
[3]	Chicago Park District GO	5.000%	1/1/32	5,000	5,894
[3]	Chicago Park District GO	5.000%	1/1/32	1,750	2,142
	Chicago Park District GO	5.000%	1/1/33	1,000	1,075
	Chicago Park District GO	5.000%	1/1/33	1,095	1,177
[3]	Chicago Park District GO	5.000%	1/1/33	1,720	2,017
[3]	Chicago Park District GO	5.000%	1/1/33	5,140	6,028
[3]	Chicago Park District GO	5.000%	1/1/33	2,000	2,255

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Chicago Park District GO	5.000%	1/1/33	2,620	3,072
[3]	Chicago Park District GO	5.000%	1/1/33	3,455	4,201
	Chicago Park District GO	5.500%	1/1/33	1,500	1,635
[3]	Chicago Park District GO	4.000%	1/1/34	1,375	1,520
	Chicago Park District GO	5.000%	1/1/34	1,500	1,610
[3]	Chicago Park District GO	5.000%	1/1/34	1,640	1,916
[3]	Chicago Park District GO	5.000%	1/1/34	2,000	2,248
	Chicago Park District GO	5.000%	1/1/35	1,075	1,152
[3]	Chicago Park District GO	5.000%	1/1/35	1,775	2,069
[3]	Chicago Park District GO	5.000%	1/1/35	2,715	3,277
[3]	Chicago Park District GO	4.000%	1/1/36	1,500	1,646
[3]	Chicago Park District GO	5.000%	1/1/37	1,000	1,197
[3]	Chicago Park District GO	5.000%	1/1/39	2,000	2,379
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,508
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,251
[4,7]	Chicago Transit Authority Revenue TOB VRDO	0.270%	11/5/20	32,795	32,795
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	38,500	43,549
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	10,000	10,539
	Chicagosit Authority Transit Revenue	5.000%	6/1/27	31,170	31,230
	Chicagosit Authority Transit Revenue	5.000%	6/1/27	13,085	13,110
	Chicagosit Authority Transit Revenue	5.000%	6/1/28	30,225	30,282
	Cook County Community College District No. 508 GO	5.000%	12/1/24	2,000	2,127
	Cook County Community College District No. 508 GO	5.250%	12/1/26	2,065	2,197
	Cook County Community College District No. 508 GO	5.250%	12/1/27	2,000	2,126
	Cook County Community College District No. 508 GO	5.250%	12/1/28	2,020	2,141
	Cook County Community College District No. 508 GO	5.250%	12/1/32	7,000	7,361
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/25	1,000	1,070
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/26	2,485	2,654
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/27	2,605	2,779
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/28	2,240	2,390
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/32	5,000	5,332
	Cook County Forest Preserve District GO	5.000%	12/15/24	1,520	1,629
	Cook County Forest Preserve District GO	5.000%	12/15/26	2,225	2,377
	Cook County Forest Preserve District GO	5.000%	12/15/27	2,335	2,491
	Cook County Forest Preserve District GO	5.000%	12/15/28	2,455	2,619
	Cook County IL GO	5.250%	11/15/25	4,700	4,903
[6]	Cook County IL GO	5.000%	11/15/26	2,500	3,019
	Cook County IL GO	5.250%	11/15/28	35,500	36,865
	Cook County IL GO	5.000%	11/15/34	1,180	1,373
	Cook County IL GO	5.000%	11/15/35	1,025	1,189
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	15,651
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	16,425
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	14,517
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	17,961
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/24	1,750	1,953
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/25	1,845	2,057
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/26	4,575	5,088
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/27	2,000	2,222
	Evanston IL GO	3.500%	12/1/38	2,000	2,213
[3]	Evanston IL GO	3.500%	12/1/39	2,000	2,221
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/33	12,000	11,832
	Illinois Finance Authority College & University Revenue	5.000%	10/1/22	2,000	2,085
	Illinois Finance Authority College & University Revenue	5.000%	10/1/22	2,110	2,298
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	4,000	4,169
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	5,265	5,953
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	5,195	5,415
	Illinois Finance Authority College & University Revenue	5.000%	7/1/25	8,750	9,361
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	2,990	3,116
	Illinois Finance Authority College & University Revenue	5.000%	7/1/26	3,710	3,968
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	3,500	3,647
	Illinois Finance Authority College & University Revenue	5.000%	7/1/27	1,495	1,599
	Illinois Finance Authority College & University Revenue	5.000%	7/1/28	1,570	1,679
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	500	567
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	17,326
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	4,400	4,580
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	3,055
	Illinois Finance Authority College & University Revenue	5.000%	7/1/29	1,650	1,765
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	684
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	14,088

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority College & University Revenue	5.000%	10/1/29	4,250	4,426
Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,384
Illinois Finance Authority College & University Revenue	5.000%	7/1/30	1,730	1,850
Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	793
Illinois Finance Authority College & University Revenue	5.000%	10/1/30	5,250	5,459
Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,181
Illinois Finance Authority College & University Revenue	5.000%	7/1/31	1,815	1,940
Illinois Finance Authority College & University Revenue	5.000%	9/1/31	500	563
Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	17,149
Illinois Finance Authority College & University Revenue	5.000%	10/1/31	5,300	5,508
Illinois Finance Authority College & University Revenue	5.000%	7/1/32	1,905	2,036
Illinois Finance Authority College & University Revenue	5.000%	9/1/32	500	560
Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	17,094
Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,050	1,091
Illinois Finance Authority College & University Revenue	5.000%	9/1/34	1,100	1,220
Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,493
Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	1,024
Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	32,858
Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,119
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,040	2,166
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	495	512
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,116
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,050	1,175
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,245	1,403
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,065	5,797
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,210	1,400
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,145	1,326
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	2,140
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	9,484
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,015	1,198
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,025	2,413
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	3,401
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	9,778
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,109
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,228
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	2,080
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,697
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	20,670
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	3,070	3,213
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	4,007
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	15,000	16,098
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,701
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	17,077
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,885	4,422
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,871
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,290	1,477
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	500	618
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,465
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,633
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	8,756
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	2,334
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,247
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,010	5,673
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,621
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	911
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	624
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,000	2,331
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,868
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,701
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,237
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,515	3,344
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	7,000	8,363
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,901
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,586
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	12,208
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,421
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,560	2,760
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,233
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	3,292

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	8/15/31	10,000	10,348
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	628
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,334
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,550	7,158
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	12,152
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,000	2,617
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	7,575	8,067
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,250
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	10,880
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	2,021
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,866
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.750%	5/15/33	7,660	7,949
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,100	5,931
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,500	1,947
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	621
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,562
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,588
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	5,000	5,624
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	4,030
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,000	5,831
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	668
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,367
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,700	3,041
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	493
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	6,430	7,476
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	2,979
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	9,376
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,500	2,886
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,300	2,591
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,500	7,535
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/37	1,180	1,123
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	9,047
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,168
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,808
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,750	1,904
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	14,000	15,870
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	4,880	5,483
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,885	2,160
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	3,250	3,933
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/15/28	3,225	4,087
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/15/29	2,250	2,830
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	40,360	40,360
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	5/15/23	70	76
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	5/15/22	5,070	5,396
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	3,750	4,020
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.750%	5/15/23	1,105	1,225
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	3,020	3,210
[4,7]	Illinois Finance Authority Revenue (Presence Health Network Obligated Group) TOB VRDO	0.150%	11/5/20	3,995	3,995
	Illinois Finance Authority Water Revenue	5.000%	7/1/31	7,000	8,742
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	7,418
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	6,162
	Illinois GO	5.000%	11/1/20	115,875	115,875
[6]	Illinois GO	5.000%	1/1/21	21,470	21,535
	Illinois GO	5.250%	1/1/21	7,525	7,572
	Illinois GO	5.000%	5/1/21	4,785	4,871
	Illinois GO	5.000%	8/1/21	25,000	25,652
	Illinois GO	5.000%	11/1/21	79,080	80,868
	Illinois GO	5.000%	1/1/22	3,180	3,189
	Illinois GO	5.000%	2/1/22	5,230	5,440
	Illinois GO	5.000%	2/1/22	7,740	8,050
	Illinois GO	5.000%	7/1/22	7,050	7,389
[6]	Illinois GO	5.000%	8/1/22	11,720	12,469
	Illinois GO	5.000%	8/1/22	10,000	10,495
	Illinois GO	5.000%	10/1/22	13,500	14,203
	Illinois GO	5.000%	10/1/22	17,880	18,812
	Illinois GO	5.000%	11/1/22	10,000	10,533
	Illinois GO	5.000%	11/1/22	65,730	68,454
	Illinois GO	5.000%	2/1/23	8,600	9,087
	Illinois GO	5.000%	2/1/23	7,120	7,523

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	7/1/23	6,120	6,512
	Illinois GO	5.000%	8/1/23	17,050	18,166
	Illinois GO	5.000%	10/1/23	4,500	4,805
	Illinois GO	5.000%	10/1/23	5,000	5,339
	Illinois GO	5.000%	11/1/23	42,780	45,206
	Illinois GO	4.000%	1/1/24	4,860	4,954
	Illinois GO	5.000%	1/1/24	14,060	15,051
	Illinois GO	5.000%	2/1/24	6,270	6,717
	Illinois GO	4.000%	5/1/24	10,210	10,641
	Illinois GO	5.500%	7/1/24	19,000	20,375
	Illinois GO	5.000%	8/1/24	25,335	26,468
	Illinois GO	5.000%	10/1/24	3,000	3,246
	Illinois GO	5.000%	10/1/24	3,000	3,246
	Illinois GO	5.000%	11/1/24	38,000	40,652
	Illinois GO	5.000%	2/1/25	3,250	3,527
	Illinois GO	5.000%	2/1/25	3,775	4,024
	Illinois GO	5.000%	11/1/25	18,375	19,815
	Illinois GO	5.000%	1/1/26	2,115	2,305
	Illinois GO	5.000%	2/1/26	11,175	11,813
[6]	Illinois GO	5.000%	4/1/26	16,175	17,276
	Illinois GO	5.500%	7/1/26	7,000	7,417
	Illinois GO	5.000%	10/1/26	4,800	5,248
	Illinois GO	5.000%	10/1/26	3,650	3,991
	Illinois GO	5.000%	11/1/26	54,515	58,883
	Illinois GO	5.000%	11/1/26	2,750	3,006
	Illinois GO	5.000%	12/1/26	8,390	9,169
	Illinois GO	5.000%	1/1/27	7,500	8,093
	Illinois GO	5.000%	4/1/27	3,840	4,043
	Illinois GO	5.500%	7/1/27	8,000	8,449
	Illinois GO	5.000%	9/1/27	12,275	13,465
	Illinois GO	5.000%	11/1/27	1,725	1,872
	Illinois GO	5.000%	11/1/27	5,850	6,345
	Illinois GO	5.000%	12/1/27	10,560	11,596
	Illinois GO	5.000%	2/1/28	10,305	11,197
[6]	Illinois GO	5.000%	4/1/28	4,515	4,808
	Illinois GO	5.250%	7/1/28	2,710	2,837
	Illinois GO	5.000%	10/1/28	4,000	4,403
	Illinois GO	5.000%	11/1/28	33,255	35,810
	Illinois GO	5.000%	1/1/29	4,055	4,328
	Illinois GO	5.250%	2/1/29	8,750	9,196
	Illinois GO	5.000%	3/1/29	18,000	18,386
	Illinois GO	5.000%	10/1/29	4,000	4,367
	Illinois GO	5.000%	10/1/29	18,280	20,139
	Illinois GO	5.000%	11/1/29	21,355	22,835
	Illinois GO	5.000%	11/1/29	2,500	2,754
	Illinois GO	5.000%	1/1/30	8,000	8,494
	Illinois GO	5.250%	2/1/30	8,945	9,370
	Illinois GO	5.500%	5/1/30	6,000	6,857
	Illinois GO	5.000%	10/1/30	3,000	3,258
	Illinois GO	5.250%	7/1/31	6,000	6,244
	Illinois GO	5.000%	10/1/31	4,000	4,342
	Illinois GO	5.000%	11/1/32	9,200	9,661
	Illinois GO	4.000%	6/1/33	5,880	5,805
[6]	Illinois GO	5.500%	7/1/33	3,300	3,526
	Illinois GO	5.000%	10/1/33	3,000	3,178
	Illinois GO	4.125%	10/1/36	9,500	9,396
	Illinois GO	5.500%	5/1/39	9,825	10,834
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,000	10,977
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,366
	Illinois Sales Tax Revenue	5.000%	6/15/21	15,115	15,434
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,640	8,592
[3]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	11,990
[3]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	15,689
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,469
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,456
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,554
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,120	2,402
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,402
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,300	1,462

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	9,196
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	4,100	4,318
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	12,800	13,992
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,603
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,180	5,093
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,315	1,439
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	7,485
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,365
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	10,015	12,729
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	13,500	17,159
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	3,520	3,834
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	10,600	13,740
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	5,245	5,704
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	29,623
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	30,105	39,738
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	8,000	8,697
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,410	1,585
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	7,095
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	27,841
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	38,165	49,766
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,055	14,418
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	9,000	9,780
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	8,431
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	9,000	9,774
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	2,500	2,805
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	12,828
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	3,860	4,327
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	13,501
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,374
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,080	2,459
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,500	3,058
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,888
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	3,047
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,313
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,478
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,820
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	5,452
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,157
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	28,357
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	222
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	479
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	290
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	260
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	252
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	262
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	260
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	314
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	406
[6]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	407
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	320
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	303
	Kane Kendall Etc Counties Community College District No. 516 GO	5.000%	12/15/23	1,715	1,804
	Kane Kendall Etc Counties Community College District No. 516 GO	5.000%	12/15/24	7,950	8,363
	Kane Kendall Etc Counties Community College District No. 516 GO	5.000%	12/15/25	3,405	3,582
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/21	1,775	1,788
[2,6]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	8,500	10,657
	Lake County Community High School District No. 127 Grayslake GO	0.000%	2/1/22	5,690	5,640
	Lake County Township High School District No. 113-Highland Park GO, Prere.	5.000%	1/1/23	5,000	5,509
	McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO	5.625%	1/15/31	3,500	3,724
	McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO	5.625%	1/15/32	4,000	4,255
	McHenry County Conservation District GO	5.000%	2/1/22	3,100	3,280
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/21	6,000	5,903
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	21,155	20,007
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	32,240	30,491
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	21,901
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,895	26,720
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	10,258
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	4,831
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,331

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,595
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	22,220	17,283
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,050	28,749
[6,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	6,632
[9,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	4,769
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	30,428
[6,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	89
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	179
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	31,551
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	52,035
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	760
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	26,698
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	672
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	41,400	26,876
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	7,570	4,826
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	502
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	579
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	2,000	1,197
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	375	215
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	11,990	6,584
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	5,014
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	9,000	4,732
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	17,137
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,550	6,218
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,253
	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	755	741
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/28	30,480	31,679
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/41	1,065	431
[6]	Mundelein IL GO	4.000%	12/15/27	500	602
[6]	Mundelein IL GO	4.000%	12/15/28	500	610
[6]	Mundelein IL GO	4.000%	12/15/29	500	605
[6]	Mundelein IL GO	4.000%	12/15/32	1,000	1,189
[6]	Mundelein IL GO	4.000%	12/15/39	2,000	2,323
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,300	1,530
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,773
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	5,104
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	6,306
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	7,640
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	3,500	4,304
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	2,330	2,621
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,472
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,015	2,182
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	922
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	623
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	756
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	550	688
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	870
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	927
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	923
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	650	724
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	832
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	856
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	1,007
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	823
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	875
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	817
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,730	28,931
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,780	13,027
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,725	4,473
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.500%	6/1/21	19,060	19,641
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	6.000%	6/1/21	10,000	10,332
[6,12]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/22	5,000	5,450
[6,12]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/23	11,475	13,108
	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/23	5,025	5,707
	Romeoville IL GO	5.000%	12/30/26	3,480	4,341
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	3,030
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	23,500	28,880
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	7,434
	Schaumburg IL GO	4.000%	12/1/31	10,270	11,025

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	4,532
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	4,233
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	4,461
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	10,996
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/28	765	976
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/29	875	1,134
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/34	925	1,097
	Southwestern Illinois Development Authority Lease Revenue	4.000%	10/15/35	1,225	1,445
[9]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,377
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	4,185
	Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,684
	Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,126
	Springfield IL Water Revenue	5.000%	3/1/31	2,785	2,961
	Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,226
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,310
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,220
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,679
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,202
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,199
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/28	9,900	10,486
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	5,016
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,650
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/30	5,500	5,832
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,629
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/24	7,980	7,671
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,845
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,379
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,806
					4,687,277
Indiana (1.0%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,439
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	9,854
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	10,929
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	11,534
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	16,037
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	1,110	1,181
[6,11]	Franklin Community Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	2,480	2,750
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,212
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	919
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,635
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	938
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,536
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,385
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,223
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,220
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,516
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,000	1,208
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,501
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,929
	Indiana Bond Bank Miscellaneous Revenue	5.250%	10/15/21	245	255
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	418
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	467
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,214
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,322
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,239
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,461
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	4,370	4,370
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,295	1,381
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,420	1,670
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	2,048
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	7,152
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	7,916
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,861
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,127
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,201
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	7,992
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	8,479
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,161
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,720	8,336

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	8,646
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	3,004
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	95	101
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	2,915	3,080
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	2,294
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	9,112
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,938
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,395	1,837
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,260	1,503
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	23,591
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,147
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,978
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	26,828
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	23,924
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,453
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	21,278
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	19,091
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	22,037
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,339
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	12,578
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	7,004
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,167
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	6,250	6,597
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/21	1,225	1,244
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/22	1,000	1,062
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/20	6,295	6,318
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	2,000	2,125
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	1,000	1,062
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	3,250	3,453
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,787
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,787
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,787
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,787
Indiana Finance Authority Lease Revenue (St. Revolving Fund Program), Prere.	5.000%	2/1/23	9,150	10,118
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,588
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,895
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	7,013
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	11,741
Indiana Finance Authority Sewer Revenue	5.000%	10/1/21	2,850	2,972
Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,000	1,177
Indiana Finance Authority Sewer Revenue	5.250%	10/1/25	1,045	1,091
Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,171
Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	2,180	2,544
Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	2,295	2,670
Indiana Finance Authority Sewer Revenue	5.250%	10/1/31	10,020	10,450
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,426
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	5,955
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,606
Indiana Finance Authority Water Revenue	5.000%	2/1/21	3,430	3,470
Indiana Finance Authority Water Revenue	5.000%	2/1/23	11,135	12,318
Indiana Finance Authority Water Revenue	5.000%	2/1/26	5,665	6,764
Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/27	4,160	5,201
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/24	770	899
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/25	800	967
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	635
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	2,006
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,065	1,331
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	2,024
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,701
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,990
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	5,007
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/31	5,340	6,676
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	8,735
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	7,832
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	22,740
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	5,035
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	24,036
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,617
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	14,906

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,940
	Indiana University College & University Revenue	5.000%	8/1/21	4,500	4,660
	Indiana University College & University Revenue	5.000%	8/1/22	6,370	6,899
	Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,000	1,036
	Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,560	1,616
	Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,000	1,036
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	3,510	3,800
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,175	2,355
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,040	2,209
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/26	2,685	3,355
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,882
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,493
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	8,814
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	12,576
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	5,628
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	2,038
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,743
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,000	1,291
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,520	1,947
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	3,122
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,472
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	4,444
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	4,667
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,789
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/21	8,590	8,620
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/22	7,000	7,025
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.500%	2/1/28	4,065	4,114
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.500%	2/1/29	4,370	4,423
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,512
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	2,076
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,972
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	8,751
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	8,645
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	9,226
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	9,475
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	9,322
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,330	4,774
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,855	5,353
	Purdue University College & University Revenue	5.000%	7/1/32	1,850	2,256
	Purdue University College & University Revenue	5.000%	7/1/33	2,505	3,043
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,927
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,513
	Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	14,015
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	1,720	2,099
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,778
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,896
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,649
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,771
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,895
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	5.000%	7/15/25	4,460	5,152
					801,356
Iowa (0.3%)
	Des Moines IA GO	5.000%	6/1/26	5,870	7,294
	Iowa City Community School District GO	3.000%	6/1/31	3,840	4,286
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	5,205	5,271
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	11,595	12,335
[7]	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.875%	12/1/27	2,955	3,076
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/33	2,110	2,193
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	90,630	95,381
	Iowa Finance Authority Water Revenue	5.000%	8/1/37	8,565	11,341
	Iowa Finance Authority Water Revenue	5.000%	8/1/38	11,320	14,925
	Iowa Finance Authority Water Revenue	5.000%	8/1/39	6,020	7,904
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	910
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,452
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,533
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	2,236
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,378
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,486
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,612

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	3,004
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	3,147
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	3,296
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	3,453
Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	6,929
Polk County IA GO	4.000%	6/1/22	12,620	13,369
Polk County IA GO	4.000%	6/1/23	13,050	13,809
Polk County IA GO	5.000%	6/1/24	2,425	2,828
University of Iowa College & University Revenue	3.000%	7/1/33	1,000	1,082
Waukee Community School District GO	3.000%	6/1/31	4,700	5,147
Waukee Community School District GO	3.000%	6/1/32	4,840	5,272
				238,949
Kansas (0.5%)
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	3,010
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,825
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,613
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,592
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	6,720
Butler County Unified School District No. 385 Andover GO	5.000%	9/1/32	2,000	2,494
Butler County Unified School District No. 385 Andover GO	5.000%	9/1/33	2,470	3,062
Butler County Unified School District No. 385 Andover GO	5.000%	9/1/34	2,680	3,311
Geary County Unified School District No. 475 GO	5.000%	9/1/25	355	431
Geary County Unified School District No. 475 GO	5.000%	9/1/26	350	423
Geary County Unified School District No. 475 GO	5.000%	9/1/27	425	512
Geary County Unified School District No. 475 GO	5.000%	9/1/28	635	761
Geary County Unified School District No. 475 GO	5.000%	9/1/29	600	716
Geary County Unified School District No. 475 GO	5.000%	9/1/30	795	946
Geary County Unified School District No. 475 GO	5.000%	9/1/31	650	772
Geary County Unified School District No. 475 GO	4.000%	9/1/33	750	848
Geary County Unified School District No. 475 GO	4.000%	9/1/34	700	790
Geary County Unified School District No. 475 GO	4.000%	9/1/35	2,000	2,256
Geary County Unified School District No. 475 GO	4.000%	9/1/36	2,155	2,428
Geary County Unified School District No. 475 GO	4.000%	9/1/37	1,835	2,066
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	672
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	557
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	554
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	551
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	549
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	710
Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	23,862
Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,070	1,256
Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,545	1,814
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/29	1,000	1,119
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	1,025	1,168
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/32	650	738
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/33	500	567
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	10,075	10,474
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	7,495	8,148
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	11,763
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	13,300	15,578
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	2,430	2,946
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	14,010	16,374
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	11,400	13,309
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	15,525	18,091
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	12,093
Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/27	7,085	9,083
Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	8,281
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/23	10,250	11,422
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/25	10,000	11,116
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/26	13,515	15,020
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/27	23,500	25,931
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/28	7,000	7,703
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/29	7,055	7,720
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/32	13,000	14,183
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/33	15,045	16,411
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/34	5,795	6,316
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/25	1,250	1,406
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/26	1,200	1,369
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/27	1,250	1,444

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	4,330
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/28	460	552
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	536
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	385
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	413
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/24	3,100	3,651
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,250	1,470
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/27	2,045	2,497
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,636
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,911
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,582
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,780
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,509
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/33	6,800	7,314
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	6,560
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/30	5,430	6,163
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/31	3,000	3,385
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/32	2,000	2,243
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/33	2,000	2,231
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	16,500	18,032
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	825	893
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/23	1,675	1,887
					396,834
Kentucky (1.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	812
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,611
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,808
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,130	1,283
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	706
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	315
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,129
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	449
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	475	561
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	528
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,165	1,239
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	1,059
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	496
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	399
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	11,205
[4,7]	Eclipse Funding Trust Sewer Revenue VRDO	0.130%	11/2/20	11,085	11,085
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/21	14,160	14,209
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/22	7,010	7,034
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,749
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,917
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	4,099
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	4,286
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	4,488
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	2,246
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,664
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,597
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,603
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,617
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/35	130	149
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	2,149
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	1,994
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	1,988
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	11,048
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,734
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,918
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,465	3,075
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	3,380
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,479
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,521
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,478
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	2,118
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,200
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,791
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,551
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	3,227

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,892
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,965
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,533
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	5,614
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	2,241
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,789
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	8,290	9,593
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	5,422
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	5,202
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,849
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,629
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,370	2,730
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,655	3,279
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,924
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,736
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,749
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,498
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,491
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,958
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	6,971
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,851
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	16,799
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	224,685	247,174
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	164,690	183,565
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	59,660	67,233
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,410	28,660
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	61,030	70,226
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	53,500	62,433
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	0.000%	7/1/23	1,720	1,611
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,580
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	3,438
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,490
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,481
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,234
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,554
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,284
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,416
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/22	1,110	1,190
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	1,990
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	3,905	4,264
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	5,210	5,659
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	2,153
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,885	7,183
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,405	2,910
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	19,061
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	8,152
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,693
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,120	7,701
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,900	9,551
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	14,775	15,855
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	9,000	9,658
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,544
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	16,287
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	14,945
[6]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,999
[6]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,411
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,040	3,464
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	16,991
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,349
					1,074,098
Louisiana (0.8%)
	Bossier City LA Utilities Water Revenue	5.000%	10/1/29	1,000	1,155
	Bossier City LA Utilities Water Revenue	5.000%	10/1/31	1,000	1,150
	Bossier City LA Utilities Water Revenue	5.000%	10/1/32	1,000	1,147
	Bossier City LA Utilities Water Revenue	5.000%	10/1/33	3,000	3,429
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	2,970
[6]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	1,500	1,823
[6]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	2,000	2,414
[6]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/23	2,045	2,313

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	6,208
[6]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,803
[6]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	1,190
[6]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,290
[6]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	1,015
[6]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,899
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	6,561
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	5,773
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	3,257
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/31	23,000	24,164
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	7,670
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	20,345	21,370
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	4,997
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	5,506
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	9,350	9,816
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	5,357
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	11,050	11,598
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	4,267
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	6,064
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	6,035
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.500%	5/1/39	10,000	11,416
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	20,675	24,058
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	10,000	11,636
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	5,905	6,871
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	4,000	4,655
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	7,095	8,256
	Louisiana GO	5.000%	12/1/26	7,870	9,257
	Louisiana GO	5.000%	5/1/29	14,815	17,454
	Louisiana GO	5.000%	5/1/30	2,950	3,464
	Louisiana GO	5.000%	10/1/30	2,000	2,511
	Louisiana GO	4.000%	10/1/34	10,710	12,455
	Louisiana GO, Prere.	4.000%	5/15/23	16,800	18,359
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,300	1,587
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,555
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,628
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	3,000	3,366
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	6,500	7,276
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,839
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	2,018
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,526
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	7,474
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	13,831
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,961
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,884
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,795
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	3,087
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	3,235
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	3,397
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,558
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,500	11,369
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	1,525	1,754
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,140	3,612

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,500	4,026
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	2,550	2,933
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,000	2,004
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,750	1,754
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,250	1,253
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/34	1,000	1,268
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/35	1,250	1,580
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/36	2,190	2,745
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/37	1,000	1,248
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/38	3,000	3,727
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	4,548
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	2,267
	Louisiana Public Facilities Authority College & University Revenue, Prere.	5.250%	10/1/21	4,000	4,175
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	3,466
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,860
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	8,025
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	9,556
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	6,054
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	8,087
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,863
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	17,758
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	442
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	602
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	880	1,040
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,045	1,224
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	6,000	7,111
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	45	54
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	50	61
[6]	Louisiana Public Facilities Authority Lease Revenue	5.000%	6/1/36	2,300	2,647
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	3,625	3,992
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/25	5,520	6,073
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/26	5,010	5,494
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/27	3,770	4,120
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	3,850	4,194
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/36	4,235	4,544
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	3,180	3,574
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,124
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	2,765	3,108
[6]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/28	1,825	2,303
[6]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/33	1,000	1,217
[6]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/34	1,280	1,554
[6]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/35	1,480	1,789
	New Orleans LA GO	5.000%	12/1/23	2,250	2,462
	New Orleans LA GO	5.000%	12/1/24	2,500	2,733
	New Orleans LA GO	5.000%	12/1/25	2,500	2,732
[6]	New Orleans LA GO	5.000%	12/1/26	3,770	4,106
[6]	New Orleans LA GO	5.000%	12/1/27	2,260	2,458
[6]	New Orleans LA GO	5.000%	12/1/28	2,310	2,509
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,396
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	2,166
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,448
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,235
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	2,990
[3]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,495
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	23,285	24,181
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,095	18,174
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	18,363
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	2,240	2,244
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,806
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	8,325	8,329
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/32	12,365	13,044
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/33	5,000	5,268

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	4,500	4,878
					637,866
Maine (0.1%)
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	1,109
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	431
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	420
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	429
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	548
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,266
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	750	965
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	1,042
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	841
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,916
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	781
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,285
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	716
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,278
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,820
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,273
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,738
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,269
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	815	947
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	4,020
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,331
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	4,068
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,730
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,977
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	2,299
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,937
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,298
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,631
[2]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	420	533
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,715
[2]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	420	543
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,458
[2]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	1,000	1,314
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	2,303
[2]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,400	1,867
[2]	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/31	1,500	1,984
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/25	2,000	2,361
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/26	2,000	2,359
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/27	2,215	2,609
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/32	3,260	3,876
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	3,456
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	7,270
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	2,050	2,618
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/31	1,825	2,318
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,835
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	2,193
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	526
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/31	370	455
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	990
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	843
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	746
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,115
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,167
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,289
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	2,026
					97,134
Maryland (3.0%)
	Anne Arundel County MD GO	5.000%	4/1/21	1,880	1,917
	Anne Arundel County MD GO	5.000%	4/1/21	2,590	2,641
	Anne Arundel County MD GO	5.000%	10/1/21	4,715	4,920
	Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,217
	Anne Arundel County MD GO	5.000%	10/1/22	3,615	3,944
	Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,318
	Anne Arundel County MD GO	5.000%	10/1/22	2,370	2,585
	Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,456

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anne Arundel County MD GO	5.000%	10/1/23	3,615	4,112
	Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,417
	Anne Arundel County MD GO	5.000%	10/1/23	2,370	2,696
	Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,720
	Anne Arundel County MD GO	5.000%	10/1/24	2,445	2,890
	Anne Arundel County MD GO	5.000%	10/1/24	5,000	5,910
	Anne Arundel County MD GO	5.000%	10/1/24	2,370	2,801
	Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,791
	Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,774
	Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,781
	Anne Arundel County MD GO	5.000%	4/1/32	1,755	2,070
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,276
	Baltimore County MD GO	5.000%	8/1/21	2,600	2,692
	Baltimore County MD GO	5.000%	8/1/21	5,800	6,006
	Baltimore County MD GO	5.000%	8/1/21	5,000	5,178
	Baltimore County MD GO	5.000%	8/1/21	6,705	6,943
	Baltimore County MD GO	5.000%	2/1/22	3,000	3,178
	Baltimore County MD GO	5.000%	3/1/24	8,780	10,154
	Baltimore County MD GO	5.000%	3/1/26	9,790	12,148
	Baltimore County MD GO	5.000%	8/1/26	7,620	9,244
	Baltimore County MD GO	5.000%	3/1/27	8,130	10,363
	Baltimore County MD GO	5.000%	3/1/28	2,245	2,933
	Baltimore County MD GO	4.000%	3/1/30	4,000	4,740
	Baltimore County MD GO	5.000%	3/1/30	11,075	14,680
	Baltimore County MD GO	5.000%	3/1/32	7,090	9,035
	Baltimore County MD GO	4.000%	3/1/33	7,115	8,623
	Baltimore County MD GO	5.000%	8/1/33	5,270	6,084
	Baltimore County MD GO	4.000%	3/1/34	7,470	9,012
	Baltimore County MD GO	4.000%	3/1/35	7,845	9,437
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/30	3,255	3,350
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/31	2,000	2,057
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	1,250	1,290
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	1,745	1,800
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	1,905	1,966
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	2,075	2,141
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	186
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	210
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	294
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	194
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	193
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	243
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	252
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	275
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	571
[7]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	283
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/30	1,905	1,959
	Baltimore MD Water Revenue (Water Projects), Prere.	5.000%	7/1/21	1,570	1,620
	Charles County MD GO	5.000%	10/1/27	4,155	5,378
[2]	Charles County MD GO	4.000%	10/1/28	1,700	2,116
	Charles County MD GO	5.000%	10/1/28	4,370	5,786
[2]	Charles County MD GO	4.000%	10/1/29	1,775	2,238
	Frederick County MD GO	5.000%	2/1/23	4,505	4,985
	Frederick County MD Tax Allocation Revenue	3.250%	7/1/29	895	880
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,205
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,197
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,425
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,165
	Harford County MD GO	5.000%	2/1/23	2,545	2,816
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/22	13,605	14,438
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/25	4,500	5,398
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	6,596
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/32	4,775	5,372
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	5,514
	Howard County MD (Consolidated Public Improvement Project) GO, Prere.	5.000%	8/15/21	1,820	1,888
	Howard County MD GO	5.000%	8/15/21	14,440	14,980
	Howard County MD GO	5.000%	2/15/27	20,180	25,690
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	2,015	2,246
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/21	16,005	16,383
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/1/23	13,000	13,522

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	10,000	11,824
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	1,015	1,130
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	8,700	9,862
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	5,000	6,611
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/28	17,390	19,186
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	14,790	15,888
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	6,407
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	36,068
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	33,235
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	27,000	29,731
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	34,331
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	0.150%	11/4/20	5,830	5,830
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,287
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,561
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,334
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,139
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,433
	Maryland GO	5.000%	3/1/21	7,750	7,872
	Maryland GO	4.000%	8/1/21	31,940	32,840
	Maryland GO	5.000%	8/1/21	16,490	17,077
	Maryland GO	5.000%	8/1/21	33,110	34,289
	Maryland GO	5.000%	3/1/22	32,550	34,616
	Maryland GO	5.000%	3/15/22	5,415	5,769
	Maryland GO	5.000%	3/15/22	26,755	28,503
[1]	Maryland GO	5.000%	8/1/22	71,720	77,686
	Maryland GO	5.000%	8/1/22	29,215	31,645
	Maryland GO	5.000%	3/15/23	28,000	31,136
	Maryland GO	5.000%	6/1/23	1,115	1,251
	Maryland GO	4.000%	8/1/23	37,875	41,731
	Maryland GO	5.000%	8/1/23	82,005	92,644
	Maryland GO	5.000%	8/1/23	14,915	16,850
	Maryland GO	5.000%	8/1/23	24,000	27,114
	Maryland GO	5.000%	3/15/24	29,500	34,148
	Maryland GO	5.000%	8/1/24	21,550	25,317
	Maryland GO	5.000%	8/1/24	3,015	3,542
	Maryland GO	5.000%	3/15/26	3,010	3,739
	Maryland GO	5.000%	3/15/26	27,500	34,161
	Maryland GO	3.000%	8/1/26	50,275	56,914
	Maryland GO	4.000%	8/1/26	28,000	30,786
	Maryland GO	5.000%	8/1/26	42,820	53,735
	Maryland GO	5.000%	3/15/27	14,105	17,997
	Maryland GO	5.000%	3/15/27	25,290	32,269
	Maryland GO	4.000%	3/1/28	40,310	42,147
	Maryland GO	4.000%	6/1/28	4,010	4,493
	Maryland GO	4.000%	3/1/29	40,985	42,785
[1]	Maryland GO	4.000%	6/1/29	68,270	76,185
	Maryland GO	4.000%	6/1/30	68,035	75,676
	Maryland GO	3.250%	8/1/30	9,000	9,519
	Maryland GO	5.000%	8/1/31	5,000	6,455
	Maryland GO	3.500%	3/15/32	10,000	11,566
	Maryland GO	5.000%	8/1/35	21,505	28,643
	Maryland GO, ETM	5.000%	3/1/21	10,990	11,162
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,048
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	800	823
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	963
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,636
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	6,742
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,812
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	687
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,000	2,357
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,947
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	513
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,553
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	1,021
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	3,184
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,615	6,200
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,493
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,190
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	7,325

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	1,107
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,498
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	2,319
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,944
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	3,149
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	3,275	3,757
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,743
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	4,033
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,611
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	500	557
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	4,303
Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/23	12,970	14,389
Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	14,000	16,158
Montgomery County MD GO	5.000%	11/1/20	11,370	11,370
Montgomery County MD GO	5.000%	7/1/21	2,500	2,579
Montgomery County MD GO	5.000%	7/1/21	2,410	2,486
Montgomery County MD GO	5.000%	11/1/22	13,750	15,054
Montgomery County MD GO	5.000%	11/1/22	39,265	42,990
Montgomery County MD GO	5.000%	11/1/22	14,000	15,328
Montgomery County MD GO	5.000%	11/1/23	14,750	16,841
Montgomery County MD GO	5.000%	11/1/23	18,000	20,552
Montgomery County MD GO	5.000%	11/1/24	15,390	18,282
Montgomery County MD GO	5.000%	11/1/24	10,000	11,879
Montgomery County MD GO	5.000%	11/1/26	4,000	5,055
Montgomery County MD GO	5.000%	11/1/26	8,730	11,032
Montgomery County MD GO	5.000%	11/1/26	8,300	9,791
Montgomery County MD GO	4.000%	11/1/27	5,095	6,245
Montgomery County MD GO	4.000%	12/1/30	14,000	15,711
Montgomery County MD GO	4.000%	11/1/31	15,235	18,916
Montgomery County MD GO	3.750%	11/1/37	15,500	17,858
Montgomery County MD GO, Prere.	4.000%	11/1/24	14,000	16,043
Montgomery County MD GO, Prere.	5.000%	11/1/24	2,000	2,371
Prince George's County MD GO	5.000%	8/1/21	13,745	14,233
Prince George's County MD GO	5.000%	9/15/21	4,975	5,181
Prince George's County MD GO	5.000%	7/15/22	12,000	12,971
Prince George's County MD GO	5.000%	9/1/23	10,865	12,320
Prince George's County MD GO	5.000%	7/15/26	22,685	28,448
Prince George's County MD GO	5.000%	7/15/26	11,715	14,691
Prince George's County MD GO	4.000%	9/1/26	2,000	2,269
Prince George's County MD GO	4.000%	7/1/28	6,995	8,278
Prince George's County MD GO	4.000%	7/15/30	7,500	9,170
Prince George's County MD GO	3.000%	7/15/33	14,000	15,866
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,055
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,250
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	965	1,019
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	770	813
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,100	1,155
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	521
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	800	828
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	535	547
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	767
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,000	1,009
University System of Maryland College & University Revenue	4.000%	4/1/24	10,930	12,288
University System of Maryland College & University Revenue	5.000%	4/1/24	4,390	5,084
University System of Maryland College & University Revenue	4.000%	4/1/25	8,000	9,269
University System of Maryland College & University Revenue	5.000%	4/1/26	3,925	4,863
University System of Maryland College & University Revenue	5.000%	4/1/26	3,200	3,965
University System of Maryland College & University Revenue	5.000%	4/1/26	11,385	14,105
University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	7,125
University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	7,368
University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	7,629
University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	5,890
University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	6,084
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/25	9,870	11,967
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/26	9,230	11,538
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	10,565	13,220
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/31	8,185	9,037
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/31	5,190	6,165
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/32	8,515	9,390

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,315	16,793
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,860
					2,329,383
Massachusetts (2.7%)
	Boston MA GO	5.000%	4/1/23	1,425	1,589
	Boston MA GO	5.000%	3/1/38	5,475	7,044
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	1,067
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	1,057
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/22	10,030	10,798
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	20,110	23,500
[10]	Commonwealth of Massachusetts GO	5.250%	8/1/21	4,445	4,611
	Commonwealth of Massachusetts GO	5.250%	8/1/21	20,900	21,681
	Commonwealth of Massachusetts GO	5.000%	8/1/22	14,000	15,162
[10]	Commonwealth of Massachusetts GO	5.500%	12/1/23	5,075	5,888
	Commonwealth of Massachusetts GO	5.000%	7/1/24	3,725	4,365
	Commonwealth of Massachusetts GO	5.000%	7/1/24	9,715	11,384
	Commonwealth of Massachusetts GO	5.000%	8/1/24	55,070	64,740
	Commonwealth of Massachusetts GO	5.000%	12/1/24	3,055	3,638
	Commonwealth of Massachusetts GO	5.000%	7/1/25	5,760	6,995
[1]	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	24,730
	Commonwealth of Massachusetts GO	5.000%	7/1/26	7,010	8,773
	Commonwealth of Massachusetts GO	5.000%	11/1/26	12,585	15,886
	Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	51,933
	Commonwealth of Massachusetts GO	5.000%	3/1/28	11,430	14,859
	Commonwealth of Massachusetts GO	5.000%	7/1/28	21,000	26,042
	Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	38,662
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	5,210
	Commonwealth of Massachusetts GO	5.000%	5/1/29	6,000	6,698
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	12,513
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	6,523
	Commonwealth of Massachusetts GO	5.000%	5/1/30	11,650	13,485
	Commonwealth of Massachusetts GO	5.000%	7/1/30	12,000	14,371
	Commonwealth of Massachusetts GO	4.000%	11/1/30	45,000	48,065
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	31,872
	Commonwealth of Massachusetts GO	5.000%	5/1/31	30,000	33,413
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	14,454
	Commonwealth of Massachusetts GO	5.000%	9/1/31	15,010	20,804
	Commonwealth of Massachusetts GO	5.000%	7/1/32	14,165	18,980
	Commonwealth of Massachusetts GO	5.000%	9/1/32	9,430	13,259
	Commonwealth of Massachusetts GO	5.000%	7/1/33	4,815	6,414
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	26,055
	Commonwealth of Massachusetts GO	5.000%	7/1/34	2,590	3,438
	Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	15,435
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	29,671
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	7,937
	Commonwealth of Massachusetts GO	3.500%	5/1/37	5,500	5,835
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	12,614
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	24,862
	Commonwealth of Massachusetts GO	5.000%	7/1/38	7,020	9,174
[5]	Commonwealth of Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	0.718%	11/1/25	22,000	21,972
	Commonwealth of Massachusetts GO, Prere.	5.000%	4/1/21	25,175	25,674
	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	36,427
	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	14,132
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/34	7,500	8,707
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	8,682
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	11,469
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,020	1,194
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	35,035	43,758
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	11,000	13,675
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	20,000	28,487
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	31,530	46,281
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	3,409
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	4,490
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,000	6,108
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	7,214
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	6,082
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	6,199
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	6,068
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	10,831

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	12/1/21	78,960	82,145
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.130%	11/4/20	23,500	23,500
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	6,580	7,438
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	7,780	9,156
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/21	1,900	1,922
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/21	5,000	5,177
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/22	775	821
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/22	590	639
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,285	1,535
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/26	2,950	3,710
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	7,130	8,191
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/28	3,320	3,813
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/23	960	1,064
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	700	799
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	936
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,604
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/28	10,000	13,296
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,518
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	3,000	4,059
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,734
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,409
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,342
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	10,000	14,806
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	2,100	2,366
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	10/1/21	3,110	3,245
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	10/1/21	1,200	1,252
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,770	1,837
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,125	2,201
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,230	1,340
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	2,235	2,323
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,133
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,462
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,500	1,559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,184
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	3,164
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,600	1,663
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,193
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	7/1/26	2,690	2,762
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	528
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,100	1,143
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	6,396
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,389
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,230	1,278
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	10,199
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	6,021
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	401
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,656
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	4,157
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	753
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	685
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	793
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	854
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,700
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	700	817
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	678
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	4,334
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,578
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	946
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	19,569
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	615
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	2,046
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,250	1,570
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	741
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,248
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,999
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	5,352
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,252
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	771
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	2,248

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,737
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	6,188
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	6,087
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,267
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	6,904
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,200	2,359
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	6,027
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,500	2,931
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	7.250%	1/1/21	6,000	6,068
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	7.250%	1/1/21	4,000	4,045
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,221
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	2,365	2,295
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	2,485	2,408
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	2,000	1,930
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,860	1,790
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	5,000	4,783
[4,7]	Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	0.220%	11/5/20	11,630	11,630
	Massachusetts Educational Financing Authority Student Loan Revenue	5.500%	1/1/22	3,500	3,509
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	6,822
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	3,830	4,195
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	3,000	3,449
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	3,500	4,019
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,594
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,684
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,859
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,966
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	6,045
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,613
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	3,224
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	8,345	8,987
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	2,400	2,490
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	16,475	17,850
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	2,170	2,644
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	8,238
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	10,931
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/29	4,000	4,823
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	23,940	28,766
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	13,100	14,810
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	38,685	45,277
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	24,961
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/34	5,000	5,985
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,575	11,778
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/35	9,500	10,752
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/35	4,000	4,782
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	8,000	9,220
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/36	11,000	12,447
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/37	2,700	3,050
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	66,638
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	12,963
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	285	296
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,300	2,494
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	37,750	40,938
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	10,550	11,441
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	3,535	3,830
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,110	1,203
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	190	206
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,410	5,867
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	4,810	5,216
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	6,400	7,164
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	7,610	8,518
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	4.750%	8/15/25	4,815	5,809
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	9,830	11,975
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/33	3,490	4,110
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	4,332
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	4,480
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,440	1,541
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	685	733
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,030	1,102

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,465	1,569
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	4,135	4,428
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	5,010	5,366
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/24	1,985	2,310
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,630	6,918
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	13,605	14,898
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	5,225	7,246
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	6,800	8,305
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,620	4,829
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	3,415	4,535
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	12,182
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/38	7,000	7,657
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/39	7,000	7,646
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	7,000	7,635
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	11,875	14,336
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	2,350	2,434
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	2,000	2,071
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	5,000	5,178
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	5,000	5,178
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/26	3,065	3,153
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/27	3,440	3,537
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/28	5,100	5,241
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/29	11,580	11,895
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/30	11,000	11,296
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/31	11,575	11,884
	Natick MA GO	4.000%	7/15/36	5,130	5,946
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,530	1,965
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,573
					2,103,426
Michigan (3.0%)
[13]	Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,156
[13]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,551
[13]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,820
[13]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,711
	Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,087
	Birmingham MI City School District GO	4.000%	5/1/25	1,490	1,620
[13]	Brighton MI Area School District GO	5.000%	5/1/28	4,000	5,083
[13]	Chippewa Valley Schools GO	5.000%	5/1/25	755	906
[13]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,214
[13]	Chippewa Valley Schools GO	5.000%	5/1/33	1,700	2,184
[13]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,649
[13]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,300
[13]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,638
[13]	Chippewa Valley Schools GO	5.000%	5/1/35	800	961
[13]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	4,227
[13]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	4,393
[13]	Dearborn School District GO	5.000%	5/1/26	3,755	4,273
[13]	Dearborn School District GO	5.000%	5/1/27	3,700	4,205
[13]	Dearborn School District GO	5.000%	5/1/28	3,635	4,126
[13]	Dearborn School District GO	5.000%	5/1/30	4,000	4,531
[13]	Dearborn School District GO	5.000%	5/1/32	3,165	3,580
[6,13]	Detroit City School District GO	5.250%	5/1/27	1,210	1,517
[6]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	3,133
[6]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	6,349
[6]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,939
[6]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	3,139
	Detroit MI Sewage Disposal System Sewer Revenue	5.000%	7/1/23	7,000	7,534
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.000%	7/1/22	14,000	15,102
[6]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/21	1,100	1,144
[6]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/22	1,000	1,083
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,373
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,262
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,385
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,881
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,607
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,600	1,947
[13]	East Lansing School District GO	5.000%	5/1/28	695	883
[1,13]	East Lansing School District GO	5.000%	5/1/29	500	631
[13]	East Lansing School District GO	5.000%	5/1/30	615	772

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	East Lansing School District GO	5.000%	5/1/31	1,955	2,444
[13]	East Lansing School District GO	5.000%	5/1/33	755	934
[13]	East Lansing School District GO	5.000%	5/1/34	1,540	1,900
[13]	East Lansing School District GO	5.000%	5/1/36	1,100	1,345
[3]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,815
[3]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,506
[3]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,199
	Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,443
[6]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,821
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	2,142
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,758
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	11,655
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	29,499
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	36,299
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	3,206
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	3,360
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,898
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,830
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	3,224
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	5,741
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	20,722
[6]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	5,379
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	41,416
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	76,758
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	12,444
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	5,513
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	315	384
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	1,116
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	6,241
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	360	449
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,209
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	17,336
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	8,215
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	350	448
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	17,989
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	500	647
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,388
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	6,663
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,461
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	11,159
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,530
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,537
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	1,084
[6]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	15,152
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	965
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,755
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,820
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,192
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,831
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,000	1,192
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	500	638
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,918
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	953
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	2,012
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,267
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	2,099
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,263
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	2,199
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	2,294
	Grosse Pointe Public School System GO	5.000%	5/1/35	2,110	2,688
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	2,074
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,705
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,638
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,256
[13]	Holt Public Schools GO	5.000%	5/1/30	2,640	3,523
[13]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,680
[13]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,270
[13]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,379
[13]	Hudsonville Public Schools GO	4.000%	5/1/35	560	675

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,228
[13]	Hudsonville Public Schools GO	4.000%	5/1/36	1,180	1,415
[13]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,225
[13]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,744
[13]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,239
[13]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,259
[13]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,529
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	4,156
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	4,483
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	4,599
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	4,717
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	400	399
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,820	2,194
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,670	5,563
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	1,025	1,116
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	1,185	1,341
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,670
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,209
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,418
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	6,032
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,979
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,270
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	5,355
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,637
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,634
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,691
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	9,837
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,382
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	2,200	2,623
[13]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,900
[13]	Lake Orion Community School District GO	5.000%	5/1/34	2,365	3,028
[13]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	5,444
[13]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,800
[13]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	5,066
[6,13]	Lincoln Consolidated School District GO	5.000%	5/1/25	1,000	1,196
[6,13]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,553
	Macomb Interceptor Drain Drainage District	5.000%	5/1/27	1,610	2,046
	Macomb Interceptor Drain Drainage District	5.000%	5/1/28	1,430	1,817
	Macomb Interceptor Drain Drainage District	5.000%	5/1/29	1,645	2,079
	Macomb Interceptor Drain Drainage District	5.000%	5/1/30	2,540	3,193
	Macomb Interceptor Drain Drainage District	5.000%	5/1/31	2,030	2,538
	Macomb Interceptor Drain Drainage District	5.000%	5/1/33	2,215	2,735
	Macomb Interceptor Drain Drainage District	5.000%	5/1/34	1,835	2,257
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,375
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,212
[13]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,818
[13]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,668
[13]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,997
	Michigan (Environmental Program Bonds) GO	3.000%	5/15/36	1,700	1,894
	Michigan (Environmental Program Bonds) GO	3.000%	5/15/39	2,500	2,738
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	9,632
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,800
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	10,550
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,946
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,105	5,641
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	12,900	15,832
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,555	5,731
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,248
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,560
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,680
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,805
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,170
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	512
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	526
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	1,033
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	1,071
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	1,110
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	1,117
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	445

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	626
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	707
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	726
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	707
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,000	2,219
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	840	912
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,015	1,165
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	7,000	8,135
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	465	505
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,310	1,524
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,806
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	4,765	5,618
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,994
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,490
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,190	1,290
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,700	4,427
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	4,373
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,178
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	400	432
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,961
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,868
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	1,019
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	7,930	7,956
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	3,503
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,647
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,300	1,634
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,166
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,650	7,638
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,225	2,804
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	2,021
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,177
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	6,022
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,025	1,282
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,400	1,792
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,981
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	11,020	12,565
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	4,631
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	3,058
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,790	3,411
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	13,580	15,394
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	4,387
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	4,201
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,968
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	8,336
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	9,304
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	6,294
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,796
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	11,642
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,015	9,759
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,395	6,691
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,711
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,500	1,595
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,741
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	7,438
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	14,157
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	12,630
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	14,733
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	10,380
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	3,520	4,097
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	6,201
Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,886
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/24	2,000	2,323
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/24	3,000	3,484
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/24	5,000	5,806
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/24	5,000	5,806
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/20	70	70
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	12,500	13,414
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	30,000	32,193
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	10,000	10,731

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	15,995	17,164
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,355	1,574
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.85%	0.970%	12/1/24	39,500	39,500
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.90%	1.020%	12/1/25	13,000	13,000
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	2,000	2,175
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	2,010	2,276
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,856
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,927
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	5,060
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	6,080
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,898
	Michigan Finance Authority Lease Revenue	5.000%	4/1/24	5,400	6,171
	Michigan Finance Authority Lease Revenue	5.000%	4/1/25	3,160	3,722
	Michigan Finance Authority Lease Revenue	5.000%	4/1/26	1,320	1,592
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	2,310	2,848
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	1,320	1,658
	Michigan Finance Authority Lease Revenue	5.000%	11/1/29	2,645	3,362
	Michigan Finance Authority Lease Revenue	5.000%	11/1/30	2,200	2,791
	Michigan Finance Authority Lease Revenue	5.000%	11/1/31	1,020	1,291
	Michigan Finance Authority Lease Revenue	5.000%	11/1/32	1,225	1,547
	Michigan Finance Authority Lease Revenue	4.000%	11/1/33	2,030	2,392
	Michigan Finance Authority Lease Revenue	5.000%	11/1/33	1,095	1,376
	Michigan Finance Authority Lease Revenue	4.000%	11/1/34	2,125	2,498
	Michigan Finance Authority Lease Revenue	5.000%	11/1/34	1,440	1,806
	Michigan Finance Authority Lease Revenue	4.000%	11/1/35	2,005	2,345
	Michigan Finance Authority Lease Revenue	5.000%	11/1/35	1,525	1,907
	Michigan Finance Authority Lease Revenue	5.000%	11/1/36	2,045	2,545
	Michigan Finance Authority Lease Revenue	5.000%	11/1/37	2,490	3,086
	Michigan Finance Authority Lease Revenue	5.000%	11/1/38	2,110	2,607
[4,7]	Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	0.270%	11/5/20	6,060	6,060
[6]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	24,000	25,859
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	1,210	1,303
[6]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/23	19,000	21,315
[6]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	17,644
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	2,133
[6]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	2,950	3,424
[6]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	12,235	14,138
[6]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	10,000	11,544
[6]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	8,101
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	23,099
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,789
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,606
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,187
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,663
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	4,095
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,840
[6]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	4,102
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	700	739
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	670	779
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	616
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,375	1,763
	Michigan Finance Authority Tobacco Settlement Funded Revenue	1.250%	6/1/30	2,000	2,002
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	3,486
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	4,279
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,000	3,843
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,270	2,611
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,215	1,391
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,130	2,429
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,355	2,676
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,250	1,414
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	5,245	6,562
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	8,809
	Michigan Finance Authority Water Revenue	5.000%	10/1/31	3,265	4,283
	Michigan Finance Authority Water Revenue	4.000%	10/1/32	3,535	4,073
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	7,121
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	8,964
[6]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	5,000	5,778

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	18,982
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	17,245
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	830
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	11,473
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	1,200	1,418
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	8,579
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,180
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	1,000
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,278
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,526
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	7,055
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,583
Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,500	1,636
Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	5,760
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/25	2,565	3,081
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/26	1,650	2,046
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,961
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,784
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	12,408
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	6,576
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/25	660	807
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/25	495	605
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/25	3,035	3,710
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	7,995
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	9,872
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	32,173
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	9,625	10,845
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	17,462
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	4,279
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	12,549
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	29,099
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	5,590
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	14,375
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,781
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	15,986
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	7,907
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/21	2,500	2,613
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/21	3,020	3,157
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/21	5,920	6,188
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,561
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,699
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,000	2,126
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	3,185
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,600	2,759
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,886
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,764
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	2,322
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,759
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	21,464
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,520	1,873
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	19,599
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	7,400	7,882
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	5,000	5,565
Michigan State University College & University Revenue	4.000%	2/15/27	5,400	6,461
Michigan State University College & University Revenue	5.000%	2/15/29	1,215	1,586
Michigan State University College & University Revenue	5.000%	2/15/30	900	1,164
Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,865
Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,762
Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,463
Michigan State University College & University Revenue	5.000%	2/15/34	2,320	2,934
Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,637
Michigan State University College & University Revenue	5.000%	2/15/36	1,860	2,329
Michigan State University College & University Revenue	4.000%	2/15/37	1,750	2,027
Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,163
Michigan State University College & University Revenue	4.000%	2/15/39	5,140	5,959
Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,499
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/23	1,250	1,380
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/24	1,715	1,968
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/25	1,250	1,433

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/26	2,030	2,321
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/27	1,700	1,934
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/28	1,250	1,417
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/29	3,000	3,386
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,781
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,594
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,635
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	36,395	43,944
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	28,415	34,186
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	41,390	49,623
[13]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,327
[13]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,415
[13]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,515
[13]	Milan Area Schools GO	5.000%	5/1/30	1,210	1,577
[13]	Milan Area Schools GO	5.000%	5/1/32	1,670	2,147
[13]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,468
	Monroe County Economic Development Corp. Electric Power & Light Revenue	6.950%	9/1/22	27,150	30,396
	Oakland University College & University Revenue	5.000%	3/1/24	540	610
	Oakland University College & University Revenue	5.000%	3/1/25	540	629
	Oakland University College & University Revenue	5.000%	3/1/26	500	598
	Oakland University College & University Revenue	5.000%	3/1/27	785	932
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,477
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	2,038
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,736
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,641
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	2,050
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	4,314
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,535
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,322
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,857
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,758
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,553
	Portage Public Schools GO	4.000%	11/1/34	3,725	4,422
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,551
	Portage Public Schools GO	5.000%	11/1/36	1,530	1,821
	Portage Public Schools GO	4.000%	11/1/37	1,900	2,217
	Rochester Community School District GO	3.000%	5/1/33	2,090	2,289
[13]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,444
[13]	Rockford Public Schools GO	5.000%	5/1/33	2,470	3,012
[13]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,577
[13]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,643
[13]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,731
[13]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,213
[13]	Roseville Community Schools GO	5.000%	5/1/34	4,000	4,718
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,540	2,741
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,180	2,450
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,245	2,560
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,582
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,312
	Southfield MI GO	3.000%	5/1/33	2,630	2,881
	University of Michigan College & University Revenue	5.000%	4/1/30	2,135	2,839
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,441
	University of Michigan College & University Revenue	5.000%	4/1/32	2,145	2,819
	University of Michigan College & University Revenue	5.000%	4/1/33	2,835	3,508
	University of Michigan College & University Revenue	5.000%	4/1/34	3,495	4,312
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	4,135
	University of Michigan College & University Revenue	5.000%	4/1/36	4,030	4,944
	University of Michigan College & University Revenue	5.000%	4/1/37	5,090	6,227
[13]	Van Buren MI Public Schools GO	5.000%	11/1/31	3,040	3,958
[13]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,760
[13]	Warren Consolidated Schools GO	5.000%	5/1/30	2,100	2,770
[13]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	3,003
[13]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,987
[13]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,804
[13]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	3,300
[13]	Warren Consolidated Schools GO	5.000%	5/1/37	1,425	1,791
[13]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,755
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,945
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	2,113

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	3,046
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	5,655	6,106
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	1,041
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,978
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	5,935	6,398
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	823
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	2,119
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	3,995	4,301
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,807
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	804
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	6,540	7,035
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	1,006
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	954
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	6,370	6,845
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,717
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	916
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	420	508
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	4,300	4,616
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	3,427
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	415	498
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	405	487
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	11,876
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	455	545
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,954
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	3,032
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	933
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	4,501
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	769
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	7,379
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	766
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	6,041
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	1,063
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	723
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	9,636
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	7,242
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,958
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	2,011
[13]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	4,679
[13]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	4,729
[13]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,785
					2,356,673
Minnesota (1.0%)
	Bloomington Independent School District No. 271 GO	5.000%	2/1/22	3,000	3,176
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,435
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,772
	Duluth Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,262
	Farmington Independent School District No. 192 GO	5.000%	2/1/21	2,575	2,604
	Hennepin County MN GO	5.000%	12/1/25	3,230	3,983
	Hennepin County MN GO	5.000%	12/1/28	1,945	2,448
	Hennepin County MN GO	5.000%	12/15/30	5,020	6,590
	Hennepin County MN GO	5.000%	12/15/33	7,000	9,056
	Hennepin County MN GO VRDO	0.120%	11/5/20	50,050	50,050
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,147
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,578
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,656
	Metropolitan Council GO	5.000%	3/1/22	3,415	3,632
	Metropolitan Council GO	4.000%	3/1/26	2,950	3,395
	Minneapolis MN GO	4.000%	12/1/20	4,200	4,212
	Minneapolis MN GO	4.000%	12/1/25	2,325	2,747
	Minneapolis MN GO	3.000%	12/1/32	4,135	4,492
	Minneapolis Special School District No. 1 COP	5.000%	2/1/22	6,805	7,196
	Minneapolis Special School District No. 1 COP	5.000%	2/1/23	7,550	8,341
	Minneapolis Special School District No. 1 COP	5.000%	2/1/24	8,215	9,066
	Minneapolis Special School District No. 1 COP	5.000%	2/1/25	5,050	5,566
	Minneapolis Special School District No. 1 COP	5.000%	2/1/26	7,000	7,706
	Minneapolis Special School District No. 1 COP	5.000%	2/1/27	10,085	11,085
	Minneapolis Special School District No. 1 COP	5.000%	2/1/28	10,590	11,617
	Minneapolis Special School District No. 1 GO	5.000%	2/1/26	3,110	3,837
	Minneapolis Special School District No. 1 GO	5.000%	2/1/26	2,265	2,795

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minneapolis Special School District No. 1 GO	5.000%	2/1/27	1,750	2,216
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,486
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,735	14,477
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	685	845
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	2,335	2,614
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,345	6,540
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	722
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	2,500	2,792
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	6,490
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	839
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	2,545	2,835
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	672
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,783
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	765
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	779
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	1,088
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	1,044
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	1,118
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	1,115
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,723
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,900
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,915
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/32	3,670	4,202
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	4,134
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,573
Minnesota Appropriations Revenue	5.000%	3/1/24	7,515	7,973
Minnesota Appropriations Revenue	5.000%	3/1/25	10,860	11,518
Minnesota GO	5.000%	8/1/22	20,500	22,205
Minnesota GO	5.000%	8/1/23	5,350	6,042
Minnesota GO	5.000%	10/1/23	29,530	33,583
Minnesota GO	5.000%	8/1/24	12,355	14,514
Minnesota GO	5.000%	8/1/24	15,500	18,209
Minnesota GO	5.000%	8/1/24	1,350	1,586
Minnesota GO	5.000%	8/1/25	13,500	16,465
Minnesota GO	5.000%	10/1/25	29,320	35,968
Minnesota GO	5.000%	8/1/26	4,340	5,093
Minnesota GO	5.000%	8/1/26	35,060	42,704
Minnesota GO	5.000%	10/1/26	13,080	16,511
Minnesota GO	5.000%	8/1/27	4,000	4,864
Minnesota GO	5.000%	8/1/27	6,350	8,198
Minnesota GO	5.000%	10/1/27	12,285	15,929
Minnesota GO	5.000%	10/1/32	10,000	12,592
Minnesota GO	5.000%	8/1/33	12,280	15,074
Minnesota GO	5.000%	8/1/34	10,000	12,244
Minnesota GO	5.000%	8/1/35	9,535	11,645
Minnesota GO	5.000%	8/1/36	5,000	6,091
Minnesota GO, Prere.	5.000%	10/1/21	155	162
Minnesota GO, Prere.	5.000%	10/1/21	9,845	10,273
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,167
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,214
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	246
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,266
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	712
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,323
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	532
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,375
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,433
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,500
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,563
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	802
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,638
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	369
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	796
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,949
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,510
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	4,081
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	4,233
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,664
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	4,432

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,757
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	31,482	32,498
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	6,000	6,576
Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	6,056
Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,709
Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	2,109
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/33	2,450	2,671
South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	10,970
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	2,260	2,497
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,500	1,713
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	999
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	961
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,800	2,197
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,333
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,398
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,679
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,674
University of Minnesota College & University Revenue	5.000%	8/1/22	1,585	1,591
University of Minnesota College & University Revenue	5.000%	8/1/23	2,500	2,509
University of Minnesota College & University Revenue	5.000%	10/1/23	2,945	3,349
Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	8,133
Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	4,374
Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	4,354
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	4,498
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,292
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	2,097
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	7,523
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/31	8,185	9,113
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	9,395
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	10,345	11,392
				769,776
Mississippi (0.4%)
DeSoto County MS GO	5.000%	11/1/27	1,585	2,018
DeSoto County MS GO	5.000%	11/1/28	1,660	2,160
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	4,107
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	6,318
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	4,332
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	5,570
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.140%	11/2/20	1,100	1,100
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	6,045	7,376
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	7,985	9,972
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	2,315	2,953
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	4,310	4,916
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/23	1,540	1,698
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/24	3,135	3,588
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	6,473
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	7,370
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	5,733
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,525	2,880
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,932
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,749
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,446
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,398
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,730
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/28	775	1,009
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/29	1,050	1,394
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/30	1,090	1,437
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/31	1,000	1,311
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/32	1,500	1,954
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/33	1,645	2,131
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/34	850	1,098
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/35	1,345	1,731
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/36	1,000	1,282
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/37	665	849
Mississippi GO	5.000%	10/1/29	5,825	6,988
Mississippi GO	5.000%	10/1/29	15,080	19,164
Mississippi GO	5.000%	11/1/30	1,250	1,546
Mississippi GO	5.000%	10/1/31	19,800	24,916
Mississippi GO	5.000%	11/1/31	2,750	3,392

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi GO	5.000%	11/1/32	3,530	4,342
	Mississippi GO	5.000%	10/1/34	10,000	12,439
	Mississippi GO	5.000%	11/1/35	4,000	4,890
	Mississippi GO, Prere.	5.000%	12/1/23	11,250	12,872
	Mississippi GO, Prere.	5.000%	12/1/23	7,000	8,009
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,271
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	1,005
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	1,003
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	930
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	926
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,239
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/27	1,200	1,469
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/28	3,495	4,355
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,360	1,724
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,150	1,458
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/31	2,215	2,823
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/32	1,750	2,216
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/33	1,750	2,202
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/34	1,600	2,004
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,511
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,881
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/29	3,000	3,634
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/30	3,015	3,633
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	3,000	3,595
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	12,299
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	12,998
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	1,009
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,303
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,256
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,783
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/34	2,075	2,403
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,962
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,772
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	1,996
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,683
					284,916
Missouri (0.9%)
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/25	1,000	1,007
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/26	750	752
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,260
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,000	1,063
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,141
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,850	1,961
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,561
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	840	923
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	870	952
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	817
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	6,995	7,337
	Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,933
	Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,715
	Center MO School District No. 58 GO	4.000%	3/1/34	3,630	4,205
[6]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/31	3,000	3,333
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,055	5,071
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,155	9,378
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	8,975
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,579
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	15,545
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	16,409
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	7,681
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	2,332
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	2,046
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/27	1,355	1,662

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/28	3,680	4,591
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/29	2,025	2,588
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/30	1,190	1,337
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/30	1,615	2,049
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/31	1,740	1,947
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/31	1,510	1,907
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/33	2,020	2,518
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	8,310
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,217
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	2,031
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	6,349
Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,946
Little Blue Valley Sewer District Revenue	3.000%	9/1/33	5,500	5,982
Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	4,007
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	1,265	1,573
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,783
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,612
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,367
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,670	5,773
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,547
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,977
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,893
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,750	1,874
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	3,975	3,981
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	2,845	2,879
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	3,490	3,680
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	3,690	3,890
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	3,320	3,495
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	850	963
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/25	8,000	8,013
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	750	865
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,288
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,015	3,447
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,292
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	994
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,525	5,151
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	2,271
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,137
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	900	1,138
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,500	3,968
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,113
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,301
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	7,015	7,916
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	665	805
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,685
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,535
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	400	450
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,672
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,000	4,499
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	700	851
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	5,000	5,008
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,706
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,516
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,799
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,366
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	500	560
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,537
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,555	1,695
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,865
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	614
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	3,530	3,916
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	5,200	5,780
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	34,000	38,167
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	620
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,700	2,014
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,260	5,991
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	556
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	4,560	4,913
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	3,041

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	2,027
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	8,025
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	595
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,808
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	6,022
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	975
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	680
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,000	2,333
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/2/20	22,245	22,245
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/25	10,000	12,247
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/26	2,845	3,566
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	5,440	5,825
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	20,035	23,309
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	2,000	2,221
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	2,925	3,342
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/26	4,570	5,361
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/27	3,285	3,830
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/28	2,250	2,614
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/29	5,000	5,784
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/30	6,455	7,437
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/31	10,000	11,492
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	5,245	5,885
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/34	6,800	8,019
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/36	10,000	11,716
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	12,246
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	9,230
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/24	3,050	3,543
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/24	2,975	3,517
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	2,295
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,721
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	4,106
	Missouri State Board of Public Buildings Appropriations Revenue	3.250%	10/1/22	8,190	8,663
	Missouri State Board of Public Buildings Appropriations Revenue	3.000%	10/1/25	10,660	12,040
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/24	2,185	2,510
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,553
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/26	4,280	5,147
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,463
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	5,000	5,856
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	4,745	5,534
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	7,500	8,179
[6]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/40	2,250	2,726
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/25	2,185	2,291
	St. Charles County School District No. R-IV Wentzville GO	4.000%	3/1/31	5,585	6,558
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/24	2,535	2,922
	St. Louis County School District C-2 Parkway GO	4.000%	3/1/28	1,600	1,962
[6]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/24	1,000	1,171
[6]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/25	1,000	1,208
[6]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/26	1,000	1,208
	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	1,045	1,339
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	3,097
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	4,994
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	3,301
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,742
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	3,005
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,898
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	5,607
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,261
	University of Missouri College & University Revenue	4.000%	11/1/30	3,000	3,373
	University of Missouri College & University Revenue	5.000%	11/1/30	10,000	13,623
	University of Missouri College & University Revenue	4.000%	11/1/31	6,415	7,201
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,830	1,917
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,000	1,047
					686,171
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	20,000	20,571
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,926
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	618
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	3,059
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	355	446

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	5,000	6,423
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	3,202
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	6,514
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,434
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	365	450
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	6,955	9,007
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,405
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	7,515	9,671
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,750	3,516
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	492
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,273
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	708
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,663
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	513
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	4,265
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	806
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,756
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,511
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,592
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,010	1,208
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	953
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,747
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	958
					97,687
Multiple States (0.6%)
[4,14]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	14,685	15,931
[7,14]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	33,215	36,097
[7,14]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	13,645	15,288
[7,14]	FHLMC Multifamily VRD Certificates Revenue	2.600%	9/15/33	48,975	52,873
[4,7,14]	FHLMC Multifamily VRD Certificates Revenue	2.625%	6/15/35	50,115	54,468
[4,7,14]	FHLMC Multifamily VRD Certificates Revenue	2.650%	6/15/36	32,430	35,156
[14]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	13,126	14,789
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.600%	11/2/20	14,000	14,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.600%	11/2/20	36,000	36,000
[4,7]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.190%	11/5/20	101,400	101,400
[4,7]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.220%	11/5/20	133,500	133,500
					509,502
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,120	5,007
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	9,770	10,467
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,707
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,951
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/29	5,000	6,290
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/31	5,000	6,431
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	5,375	5,758
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	5,237
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	6,753
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	740	988
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	15,920	21,635
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	93,640	104,902
[4]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	118,495	135,686
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	643
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	782
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	594
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	358
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	769
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	495
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	609
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,388
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	655
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	343
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,910	2,150
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,627
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,397
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,376
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	2,085
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,461
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	2,203

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elkhorn School District GO	5.000%	12/15/30	525	700
	Elkhorn School District GO	5.000%	12/15/31	330	437
	Elkhorn School District GO	4.000%	12/15/32	325	400
	Elkhorn School District GO	4.000%	12/15/33	375	459
	Elkhorn School District GO	4.000%	12/15/34	350	427
	Elkhorn School District GO	4.000%	12/15/35	350	424
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	1,000	1,035
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/21	860	890
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,320	1,380
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,000	1,045
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	5,050	5,279
	Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,010	1,095
	Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,990	2,158
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/26	3,065	3,261
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/29	2,125	2,248
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/31	2,500	2,645
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/32	2,800	2,959
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	2,000	2,097
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,048
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,970	2,063
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	2,000	2,095
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,250	1,309
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	2,095	2,193
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,470	1,538
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	2,325	2,431
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	5,025	5,254
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,250	1,307
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,568
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,193
[2]	Omaha NE Sewer Revenue	4.000%	4/1/33	500	613
[2]	Omaha NE Sewer Revenue	4.000%	4/1/34	650	793
[2]	Omaha NE Sewer Revenue	4.000%	4/1/35	500	608
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,948
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	4,101
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	9,075
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	3,244
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,765
	Omaha School District GO	5.000%	12/15/27	2,000	2,600
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,570
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	2,100
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	2,251
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	4,046
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,500	1,709
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,591
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,520
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,750
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	4,015	4,331
	University of Nebraska College & University Revenue, Prere.	5.000%	7/1/22	1,645	1,774
					451,074
Nevada (1.3%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	2,330	2,403
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,500	3,714
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	1,140
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,500	10,808
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	24,576
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	21,779
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/21	2,810	2,897
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,966
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,998
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,749
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,700
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	12,659
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	8,015
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	6,697
	Clark County NV GO	5.000%	7/1/21	6,075	6,262
	Clark County NV GO	5.000%	6/1/26	2,020	2,506
	Clark County NV GO	5.000%	7/1/26	2,475	2,975
	Clark County NV GO	5.000%	6/1/27	2,625	3,337
	Clark County NV GO	5.000%	11/1/30	6,375	8,337

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County NV GO	4.000%	6/1/31	17,000	19,967
	Clark County NV GO	4.000%	11/1/31	5,950	6,906
	Clark County NV GO	5.000%	11/1/31	6,545	8,479
	Clark County NV GO	5.000%	11/1/31	1,645	1,932
	Clark County NV GO	4.000%	6/1/32	12,000	14,023
	Clark County NV GO	4.000%	11/1/32	1,015	1,172
	Clark County NV GO	5.000%	11/1/32	6,730	8,600
	Clark County NV GO	5.000%	7/1/33	16,290	17,716
	Clark County NV GO	4.000%	12/1/36	20,440	23,780
	Clark County NV GO	4.000%	12/1/37	18,825	21,833
	Clark County NV GO	4.000%	12/1/38	21,055	24,262
	Clark County NV GO	4.000%	7/1/39	21,115	23,406
	Clark County NV GO, Prere.	5.000%	11/1/23	21,070	24,027
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	15,064
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	8,912
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	9,395
	Clark County School District GO	5.000%	6/15/25	20,000	23,796
[6]	Clark County School District GO	5.000%	6/15/27	8,975	11,224
[6]	Clark County School District GO	5.000%	6/15/28	9,530	11,837
[6]	Clark County School District GO	5.000%	6/15/28	1,280	1,632
	Clark County School District GO	5.000%	6/15/28	8,620	10,936
[6]	Clark County School District GO	5.000%	6/15/29	1,250	1,619
[6]	Clark County School District GO	4.000%	6/15/30	10,505	12,045
[6]	Clark County School District GO	5.000%	6/15/30	1,070	1,405
[6]	Clark County School District GO	4.000%	6/15/31	10,930	12,510
[6]	Clark County School District GO	5.000%	6/15/31	1,000	1,304
[6]	Clark County School District GO	4.000%	6/15/32	11,465	13,450
[3]	Clark County School District GO	5.000%	6/15/32	1,590	1,956
[2,3]	Clark County School District GO	3.000%	6/15/33	6,575	7,091
[6]	Clark County School District GO	4.000%	6/15/33	10,000	11,304
[6]	Clark County School District GO	4.000%	6/15/33	11,920	13,907
[2,3]	Clark County School District GO	3.000%	6/15/34	10,920	11,734
[6]	Clark County School District GO	4.000%	6/15/34	12,400	14,419
[6]	Clark County School District GO	5.000%	6/15/34	1,000	1,283
	Clark County School District GO	4.000%	6/15/35	14,910	16,402
	Clark County School District GO	4.000%	6/15/35	10,375	11,413
[6]	Clark County School District GO	5.000%	6/15/35	1,350	1,718
[6]	Clark County School District GO	4.000%	6/15/36	1,250	1,463
[6]	Clark County School District GO	4.000%	6/15/37	1,250	1,457
[6]	Clark County School District GO	4.000%	6/15/38	1,000	1,162
[6]	Clark County School District GO	4.000%	6/15/39	1,000	1,158
	Clark County Water Reclamation District GO	5.000%	7/1/21	3,880	4,001
	Clark County Water Reclamation District GO	3.000%	7/1/31	7,860	8,557
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,275
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,277
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	10,259
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,351
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,469
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	649
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	1,080
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	2,077
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	877
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	803
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,495	1,772
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	549
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	658
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	794
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/32	500	547
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/33	500	546
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	436
	Las Vegas NV GO	4.000%	6/1/21	3,500	3,575
	Las Vegas NV GO	5.000%	6/1/21	1,400	1,438
	Las Vegas NV GO	5.000%	9/1/24	5,690	6,680
	Las Vegas NV GO	5.000%	9/1/25	6,070	7,366
	Las Vegas NV GO	5.000%	9/1/27	5,225	6,363
	Las Vegas NV GO	4.000%	6/1/30	4,610	5,133
	Las Vegas NV GO	4.000%	6/1/31	4,795	5,304
	Las Vegas NV GO	4.000%	6/1/32	4,990	5,496
	Las Vegas Valley Water District GO	5.000%	6/1/24	4,035	4,705

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Valley Water District GO	5.000%	6/1/24	2,665	3,107
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,360	2,855
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,050	2,480
	Las Vegas Valley Water District GO	5.000%	6/1/26	2,075	2,585
	Las Vegas Valley Water District GO	5.250%	6/1/27	10,460	10,746
	Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,976
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,500	4,810
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,010	2,350
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	4,330
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,000	4,906
	Las Vegas Valley Water District GO	5.000%	6/1/32	6,040	6,456
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,050	2,191
	Las Vegas Valley Water District GO	5.000%	6/1/32	3,295	4,023
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	5,027
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	7,268
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	24,878
	Las Vegas Valley Water District GO	5.000%	6/1/39	43,150	54,577
	Nevada GO	5.000%	4/1/22	17,000	18,122
	Nevada GO	5.000%	11/1/23	28,500	32,449
	Nevada GO	5.000%	11/1/25	36,340	43,677
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	32,543
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	30,305
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	587
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	580
[6]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	539
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	562
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	687
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	557
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	555
[6]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	767
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	5,080
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	4,084
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	4,516
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	5,705
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/34	7,750	9,405
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	1,795	2,173
					986,712
New Hampshire (0.2%)
	Manchester NH General Airport Port, Airport & Marina Revenue	5.000%	1/1/24	6,000	6,264
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	52,012	56,628
	New Hampshire GO	5.000%	12/1/23	4,510	5,161
	New Hampshire GO	5.000%	12/1/25	4,405	5,430
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/27	2,500	2,613
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	3,294
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,419
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	7,913
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	23,240
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	50,500	56,243
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/1/21	10,000	10,093
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	2,140	2,329
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,070	1,165
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,360	1,480
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,767
					187,039
New Jersey (2.8%)
[6]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/25	4,955	5,806
[6]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	5,618
[6]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,582
[10]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	3,900	3,906
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/24	1,000	1,148
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	2,205	2,503
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	2,775	3,132
	Essex County Improvement Authority Lease Revenue	5.500%	10/1/23	10,020	11,534
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/23	3,635	4,194
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	4,470
	Essex County NJ GO	2.000%	9/1/39	3,750	3,702
	Essex County NJ GO	2.000%	9/1/40	3,750	3,675
	Essex County NJ GO	2.000%	9/1/41	3,750	3,643

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/29	1,385	1,823
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/30	1,000	1,336
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/31	1,500	1,840
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/32	2,000	2,439
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,460	2,730
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	5,980	6,582
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	4,020	4,396
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	8,000	8,699
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	9,955	10,766
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	5,590	6,014
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	3,000	3,529
[2]	Hudson County NJ GO	3.000%	11/15/29	8,990	10,142
[2]	Hudson County NJ GO	3.000%	11/15/30	10,000	11,202
	Jersey City NJ GO	5.000%	3/1/21	1,200	1,218
[6]	Maple Shade Township School District GO	3.000%	7/15/32	1,855	2,002
[6]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	1,999
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/24	1,500	1,785
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/25	2,000	2,464
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/26	2,220	2,810
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/27	1,750	2,274
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/28	2,000	2,659
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/30	1,750	2,358
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/31	2,860	3,830
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/32	1,500	1,995
	Monmouth County Improvement Authority Lease Revenue	4.000%	12/1/33	500	606
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	16,500	16,926
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	7,975	8,364
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	25,000	26,658
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/23	8,690	8,811
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	51,630	57,704
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/24	1,000	1,015
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,985	3,185
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	31,047
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	41,852
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	4,205	4,463
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	4,745	5,341
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	38,847
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	5,515	5,840
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	7,784
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	4,951
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	32,165	37,548
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	11,022
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/30	33,000	38,549
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	12,400	14,424
[3]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,803
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	2,580	3,017
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/32	5,000	5,556
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	10,500	11,061
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	8,797
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	8,495	9,410
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	8,625
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	2,025	2,345
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	7,289
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,965	2,151
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,652
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,540	2,930
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,786
[6]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,202
[6]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	2,080
[6]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,438
[6]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,421
[6]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,806
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	1,001
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	981
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,864
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	3,018
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	3,000	3,416
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	5,128

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	11,312
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,098
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	4,345	4,373
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,324
[9,11]	New Jersey Economic Development Authority Miscellaneous Revenue	5.250%	12/15/21	5,000	5,255
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	12,000	12,383
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	7,550	7,784
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	2,360	2,546
[6]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,298
[6]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,678
[6]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,628
[6]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,906
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	12,564
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,000	2,062
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,055	2,215
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,415	2,709
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,040	2,373
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,941
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,618
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,229
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,072
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,832
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,492
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,892
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,445
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,312
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,224
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,340
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	7,548
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.625%	7/1/21	3,700	3,807
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	890	991
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,110	4,619
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,911
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,305
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/21	8,140	8,390
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,687
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	13,966
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	13,409
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	14,750
[4,7]	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group) TOB VRDO	0.270%	11/5/20	8,975	8,975
[4,7]	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group) TOB VRDO	0.270%	11/5/20	2,175	2,175
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,935
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	1,029
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/20	17,590	17,681
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/20	9,000	9,050
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/20	30,000	30,164
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	12,100	12,690
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	25,000	26,289
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	14,375	15,116
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,770	4,110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	29,000	31,766
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,804
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	13,270	14,959
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	5,000	5,637
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	20,797
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,680	64,079
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,025	904
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	28,602
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,000	16,347
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	25,601
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	18,140	21,053
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	16,428
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.125%	6/15/28	3,500	3,584
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	40,476
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	13,349
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	6,361
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	35,460
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	12,835	14,686

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,330	3,806
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	18,660
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,736
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	12,705	13,035
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	25,590	18,150
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	9,795	11,259
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	20,150	23,025
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	20,434
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,641
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	5,316
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/37	2,500	2,831
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	5,000	5,800
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,025	2,159
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,741
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,290	3,677
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,791
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	5,741
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,025	5,637
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,769
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,528
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,000	10,626
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	2,900
	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	14,298
[9,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	3,745	3,947
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	30,900	33,683
[10]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	15,539
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/26	8,510	9,296
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,785	4,691
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,775	4,679
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	21,114
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	35,867
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,725
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,010	8,580
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	32,113
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	6,085
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,423
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	77,026
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,562
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	6,061
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,273
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	3,000	3,166
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	10,500	11,326
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	23,590	25,446
[4,7]	New Jersey Turnpike Authority Revenue TOB VRDO	0.180%	11/5/20	1,115	1,115
[2]	Passaic County NJ GO	0.050%	11/1/34	3,000	2,158
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	2,430	2,612
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	560	622
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	2,800	3,055
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,215	1,368
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	115	125
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,681
[6]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,750	2,261
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,268
[6]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,250	1,596
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,326
[6]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,589
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,110
[6]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,262
[6]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	313
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	1,052
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,107
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	15,650	17,166
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	4,025	4,455
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	5,882
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/23	780	886
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,885	2,059
	Sussex County NJ GO	5.000%	2/15/23	5,485	6,066
	Sussex County NJ GO	5.000%	2/15/24	4,376	5,027
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	23,783

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	13,705	14,007
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,545	33,062
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,005	5,084
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	21,671
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,500	6,853
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	20,940	25,933
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	22,165	27,256
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,000	11,004
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	31,990	38,958
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	29,775	36,155
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	36,700	44,398
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	27,131
	Toms River Board of Education GO	3.000%	7/15/29	6,000	6,601
	Toms River Board of Education GO	3.000%	7/15/30	3,000	3,274
	Toms River Board of Education GO	3.000%	7/15/31	6,000	6,500
	Toms River Board of Education GO	3.000%	7/15/32	6,000	6,447
	Toms River Board of Education GO	3.000%	7/15/33	3,000	3,203
	Toms River Board of Education GO	3.000%	7/15/34	8,720	9,264
	Toms River Board of Education GO	3.000%	7/15/35	3,120	3,298
					2,215,119
New Mexico (0.4%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/22	1,700	1,834
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/23	2,750	3,093
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/24	1,800	2,107
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/25	3,285	3,989
[1]	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	2,575	3,174
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,814
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,250	1,533
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/31	1,700	2,075
[1]	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/32	1,910	2,321
	Albuquerque NM GO	5.000%	7/1/24	4,625	5,405
	Albuquerque NM GO	5.000%	7/1/25	5,405	6,545
	Albuquerque NM GO	5.000%	7/1/25	5,155	6,242
	New Mexico (Capital Projects) GO, ETM	5.000%	3/1/23	15,925	17,644
	New Mexico Educational Assistance Foundation Student Loan Revenue	4.000%	12/1/20	1,500	1,504
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	3,330	3,734
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	18,705	21,821
	New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	6/15/21	2,720	2,799
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/22	1,850	1,990
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/23	1,580	1,773
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,892
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/28	1,460	1,908
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/26	17,720	18,722
	New Mexico GO	5.000%	3/1/25	3,000	3,586
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	930	1,079
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,010	1,210
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,060	1,264
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,465	1,737
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	965
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	1,008
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,521
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,507
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,671
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,685	4,293
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,207
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	2,902
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	1,143
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	1,090
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,254
[1,4]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	115,780	136,960
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	698
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	508
					284,522
New York (15.2%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	10,189
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	2,194
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,413
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	9,583

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	11,090	12,074
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	6,226
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	11,605	7,177
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	3,076
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,434
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,556
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,574
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,269
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	1,158
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	1,109
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,632
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,212
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,214
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,237
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,526
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,850
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,057
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,638
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,904
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,145
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	1,004
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,147
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	480
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	1,063
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	203
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	415
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	217
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,408
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	2,101
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,531
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,896
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,743
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	6,443
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	610	781
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	325	416
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	795
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	723
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	657
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	1,093
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,626
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	2,266
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/26	6,775	6,936
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/27	8,560	8,764
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/29	6,315	6,465
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/31	2,500	2,559
	Haverstraw-Stony Point Central School District GO	3.000%	10/15/28	2,270	2,570
[6]	Hempstead NY GO	4.000%	4/1/28	7,125	8,108
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	7,145
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,075	3,643
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	18,035	21,258
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	33,796
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	28,345
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	13,360	15,539
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	4,329
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	1,000	1,305
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	10,000	10,725
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,200	1,590
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,000	1,348
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,569
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	1,650	2,210
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,240
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,410	1,872
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,700	2,230
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	10,774
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,260	1,644
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,442
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	4,850	6,027
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,767
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,933

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/40	250	294
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	16,991
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	21,083
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	15,075	18,022
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,456
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	29,958
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	12,654
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	13,267
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	2,959
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,898
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	69,029
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	48,000	49,996
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.000%	11/15/21	7,245	7,604
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.000%	11/15/21	6,125	6,428
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.125%	11/15/21	2,000	2,102
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	5,235
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	34,225	34,258
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	19,000	19,304
[6]	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/21	15,900	16,634
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	8,425	8,683
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	7,075	7,288
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	5,035	5,258
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	42,000	43,859
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	494
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,680	6,879
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	10,592
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,175	1,242
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,759
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	322
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,050	6,228
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,900	12,723
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,805	6,908
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	396
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,539
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	3,015	3,102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	30,400	31,280
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,321
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,045	7,611
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	3,000	3,241
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	10,210	10,363
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	3,019
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	7,757
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,340	3,636
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	2,047
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	1,826
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,750	1,905
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20,500	22,013
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	4,920
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,770	1,910
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,435	2,666
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,189
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	3,865
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	12,535	13,644
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	2,000
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,317
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	5,000	5,189
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,775	2,847
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,385
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	28,970	31,495
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,197
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,020	10,893
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,430	1,533
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	63,837
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,335
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,680
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	841
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	684
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	50,000	50,388
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,224

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	13,055	13,433
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,270	4,606
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	19,605	20,135
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,575	1,666
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,000	1,003
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	3,245	3,423
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	1,200	1,266
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	27,000	27,000
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	123,000	123,900
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	161,170	163,470
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	54,680	55,602
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	148,435	150,941
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	192,000	199,235
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	133,000	138,385
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	19,143
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,000	5,224
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	37,500	40,976
	Metropolitan Transportation Authority Transit Revenue Transit Revenue	5.000%	11/15/43	33,750	36,633
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	0.110%	11/2/20	25,760	25,760
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	0.120%	11/2/20	32,100	32,100
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	0.150%	11/5/20	22,005	22,005
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	0.150%	11/5/20	19,068	19,068
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/20	10,825	10,844
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	3,195	3,353
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	2,000	2,193
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	13,665	14,987
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	12,735	13,967
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,380	1,546
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,300	2,576
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,695	1,899
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,520	6,183
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,480	6,138
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	12,705	14,232
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/29	2,270	2,817
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/32	1,860	2,267
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	1,765	2,139
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,419
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	3,362
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	3,122
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	1,880	2,384
[2]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,100	1,379
[2]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,750	2,213
[2]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,225	5,298
[2]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,950	2,188
[2]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	550	614
[2]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	4,000	3,968
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	99,545	103,333
	Nassau County Interim Finance Authority Sales Tax Revenue VRDO	0.130%	11/4/20	25,000	25,000
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,605	2,681
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	2,024
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,740	1,983
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,500
	Nassau County NY GO	5.000%	4/1/22	14,850	15,786
	Nassau County NY GO	4.000%	10/1/22	8,755	8,776
	Nassau County NY GO	5.000%	4/1/23	15,665	17,217
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	19,200	19,251
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	12,940	14,360
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/28	17,300	19,302
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/29	22,000	24,540
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	12,500	13,940
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	5,000	5,370
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,920	10,596
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	19,000	19,722
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	9,000	9,182
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	2/15/48	1,000	1,034
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	37,511
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	1,750	2,184
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	4,600	5,839
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,500	3,207

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	8,000	9,524
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	3,205	3,783
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	13,010
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	22,000	22,738
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	11,000	11,357
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	7,736
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	1,135
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	1,115
[4,7]	New York City NY GO TOB VRDO	0.140%	11/2/20	54,100	54,100
[4,7]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.140%	11/2/20	52,625	52,625
[4,7]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.140%	11/2/20	12,600	12,600
[4,7]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.150%	11/5/20	45,000	45,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	10,085	12,182
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	13,167
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	17,894
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	6,016
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	6,270
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	18,034
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,940
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	11,807
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	11,787
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	33,525
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	10,834
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	18,000	18,560
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	6,000	6,443
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,950	4,241
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,803
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	10,000	11,893
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	1,041
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	10,000	11,870
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,843
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	7,707
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,651
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	4,083
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/20	13,500	13,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	16,050	16,798
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	4,350	4,755
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	16,780	17,953
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	14,235	16,198
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	6,010	6,290
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	15,550	16,275
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,095	1,146
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	14,245	15,531
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	10,030	11,619
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	14,638
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,035	23,642
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	2,342
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,231
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,231
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,500	5,754
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	10,290	10,407
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	10,795	10,918
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,635	2,757
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,620	9,018
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,435	1,501
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,000	4,184
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	25,675	25,965
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	10,000	10,556
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,826
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	8,446
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	12,000	13,352
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	22,000	28,773
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	8,235
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	4,300	5,682
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,327
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,056
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	19,000	20,245
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	24,475	25,594
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	9,643

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	12,700	13,974
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	12,374
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	13,750	15,919
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	19,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	15,100	15,786
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,270	4,641
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	17,500	19,247
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	12,908
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	14,047
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	9,653
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	17,417
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	24,731
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,700	16,433
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	9,615	10,227
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	17,671
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	18,362
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	12,064
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	29,742
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	14,500	17,244
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	27,325	30,944
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	13,314
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	11,596
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	23,348
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	20,850
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	8,427
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	10,116
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	25,497
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	24,585
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	18,464
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	27,385	33,709
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	5,908
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	15,834
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	12,227
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	4,290	5,049
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	11,770
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	29,531
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	7,899
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	9,442
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	20,000	24,505
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	22,075
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	57,641
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	31,224
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,755
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	25,969
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	12,130
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	2,925
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	7,754
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	29,418
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	42,791
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	24,037
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	2,500	2,912
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	8,000	9,319
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	7,281
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,829
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	6,961
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	24,852
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	6,163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	3,285
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,182
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,500	2,897
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	17,920	20,766
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	6,048
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	10,000	11,354
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	8,175	9,456
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,779
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	23,735
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,691
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	14,300	16,390
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	22,000	25,207

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/2/20	32,860	32,860
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/2/20	13,775	13,775
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/2/20	35,160	35,160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/2/20	11,260	11,260
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	11/2/20	48,700	48,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.120%	11/2/20	40,150	40,150
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.140%	11/2/20	27,785	27,785
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	3,500	4,017
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,450
New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	5,270	5,946
New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	34,073
New York City Water & Sewer System Water Revenue	5.000%	6/15/26	35,000	36,008
New York City Water & Sewer System Water Revenue	5.000%	6/15/26	2,645	2,721
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	17,825	22,750
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	10,100	10,389
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	5,015	5,774
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	24,500	25,198
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	30,000	32,196
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	5,545	5,702
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	5,560	6,714
New York City Water & Sewer System Water Revenue	5.000%	6/15/33	10,205	12,581
New York City Water & Sewer System Water Revenue	5.250%	6/15/33	5,000	6,279
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	50,000	55,755
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	5,190	6,241
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	10,425	11,951
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	16,700	20,036
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	22,165	26,531
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	13,360	15,132
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	1,040	1,225
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	26,945	33,077
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	15,040	18,532
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	28,000	32,842
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,080	6,238
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	110,610	138,395
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	9,405	10,901
New York City Water & Sewer System Water Revenue VRDO	0.110%	11/2/20	16,280	16,280
New York City Water & Sewer System Water Revenue VRDO	0.110%	11/2/20	25,785	25,785
New York City Water & Sewer System Water Revenue VRDO	0.110%	11/2/20	21,200	21,200
New York City Water & Sewer System Water Revenue VRDO	0.120%	11/2/20	15,090	15,090
New York City Water & Sewer System Water Revenue VRDO	0.120%	11/2/20	34,500	34,500
New York City Water & Sewer System Water Revenue VRDO	0.120%	11/2/20	10,885	10,885
New York City Water & Sewer System Water Revenue VRDO	0.150%	11/5/20	16,500	16,500
New York City Water & Sewer System Water Revenue VRDO	0.150%	11/5/20	46,260	46,260
New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	23,235	23,923
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,478
New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/31	14,000	14,776
New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	101,850	99,873
New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	26,415	26,409
New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	13,200	13,748
New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	24,515	33,667
New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	7,790	8,629
New York NY GO	5.000%	8/1/21	30	31
New York NY GO	5.000%	8/1/21	4,000	4,138
New York NY GO	5.000%	8/1/21	5	5
New York NY GO	5.000%	10/1/21	7,545	7,862
New York NY GO	5.000%	8/1/22	7,530	8,125
New York NY GO	5.000%	8/1/22	6,450	6,959
New York NY GO	5.000%	8/1/22	1,475	1,591
New York NY GO	5.000%	8/1/22	6,800	7,337
New York NY GO	5.000%	8/1/22	2,500	2,697
New York NY GO	5.000%	8/1/22	5,500	5,934
New York NY GO	5.250%	8/15/22	5	5
New York NY GO	5.000%	8/1/23	14,590	15,699
New York NY GO	5.000%	8/1/23	5,710	6,402
New York NY GO	5.000%	8/1/23	3,690	4,047
New York NY GO	5.000%	8/1/23	7,740	8,489
New York NY GO	5.000%	8/1/23	3,905	4,378
New York NY GO	5.000%	8/1/23	3,150	3,532
New York NY GO	5.000%	8/1/23	4,005	4,491

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/23	50,175	56,258
New York NY GO	5.250%	8/15/23	5	5
New York NY GO	5.000%	10/1/23	4,495	4,869
New York NY GO	5.000%	4/1/24	17,385	18,431
New York NY GO	5.000%	6/1/24	1,050	1,214
New York NY GO	5.000%	8/1/24	4,025	4,324
New York NY GO	5.000%	8/1/24	6,585	6,798
New York NY GO	5.000%	8/1/24	20,010	22,314
New York NY GO	5.000%	8/1/24	17,185	19,993
New York NY GO	5.000%	8/1/24	4,675	5,439
New York NY GO	5.000%	8/1/24	15,210	17,695
New York NY GO	5.000%	8/1/24	14,000	16,287
New York NY GO	5.000%	8/1/24	50,000	58,170
New York NY GO	5.000%	10/1/24	5,000	5,198
New York NY GO	5.000%	10/1/24	4,500	4,865
New York NY GO	5.000%	12/1/24	5,975	7,034
New York NY GO	5.000%	8/1/25	5,000	5,366
New York NY GO	5.000%	8/1/25	3,300	3,473
New York NY GO	5.000%	8/1/25	3,630	4,363
New York NY GO	5.000%	8/1/25	15,510	18,640
New York NY GO	5.000%	8/1/25	2,215	2,662
New York NY GO	5.000%	8/1/25	1,665	2,001
New York NY GO	5.000%	8/1/25	11,770	14,145
New York NY GO	5.000%	8/1/25	10,310	12,391
New York NY GO	5.000%	8/1/25	35,345	42,478
New York NY GO	5.000%	8/1/25	10,640	12,787
New York NY GO	5.000%	8/1/25	43,580	52,375
New York NY GO	5.000%	10/1/25	10,985	11,866
New York NY GO	5.000%	12/1/25	18,090	21,964
New York NY GO	5.000%	4/1/26	10,000	10,593
New York NY GO	5.000%	8/1/26	5,040	5,408
New York NY GO	5.000%	8/1/26	1,360	1,459
New York NY GO	5.000%	8/1/26	9,735	10,836
New York NY GO	5.000%	8/1/26	14,215	15,823
New York NY GO	5.000%	8/1/26	6,765	8,040
New York NY GO	5.000%	8/1/26	24,805	30,542
New York NY GO	5.000%	8/1/26	12,875	15,853
New York NY GO	5.000%	10/1/26	23,890	25,800
New York NY GO	5.000%	4/1/27	14,780	15,654
New York NY GO	5.000%	8/1/27	4,705	4,951
New York NY GO	5.000%	8/1/27	6,600	7,345
New York NY GO	5.000%	8/1/27	20,110	24,584
New York NY GO	5.000%	10/1/27	15,000	16,197
New York NY GO	5.000%	8/1/28	18,000	18,938
New York NY GO	5.000%	8/1/28	9,300	10,704
New York NY GO	5.000%	8/1/28	30,305	37,786
New York NY GO	5.000%	8/1/28	17,500	22,298
New York NY GO	5.000%	3/1/29	27,590	31,307
New York NY GO	5.000%	8/1/29	9,715	10,808
New York NY GO	5.000%	8/1/29	1,975	2,444
New York NY GO	5.000%	8/1/29	27,645	35,749
New York NY GO	5.000%	11/1/29	9,140	11,864
New York NY GO	5.000%	3/1/30	16,230	18,411
New York NY GO	5.000%	8/1/30	6,845	7,613
New York NY GO	5.000%	8/1/30	10,655	11,851
New York NY GO	5.000%	8/1/30	5,390	6,201
New York NY GO	5.000%	3/1/31	33,315	37,780
New York NY GO	4.000%	8/1/31	30,000	34,268
New York NY GO	5.000%	10/1/31	12,505	12,989
New York NY GO	5.000%	12/1/31	3,035	3,651
New York NY GO	5.000%	3/1/33	6,905	7,551
New York NY GO	5.000%	8/1/33	5,000	5,772
New York NY GO	5.000%	8/1/33	5,000	6,085
New York NY GO	5.000%	8/1/33	4,000	5,126
New York NY GO	5.000%	12/1/33	11,750	13,998
New York NY GO	5.000%	8/1/34	3,875	4,942
New York NY GO	5.000%	12/1/34	4,000	4,755
New York NY GO	5.000%	4/1/35	8,000	9,704
New York NY GO	4.000%	8/1/35	15,010	16,889

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	4.000%	8/1/35	2,735	3,177
	New York NY GO	5.000%	8/1/35	2,000	2,536
	New York NY GO	4.000%	10/1/35	3,000	3,445
	New York NY GO	5.000%	12/1/35	3,000	3,553
	New York NY GO	5.000%	12/1/35	11,695	14,357
	New York NY GO	5.000%	4/1/36	12,750	15,392
	New York NY GO	4.000%	8/1/36	3,015	3,480
	New York NY GO	5.000%	10/1/36	4,000	4,835
	New York NY GO	5.000%	10/1/36	11,460	14,203
	New York NY GO	5.000%	3/1/37	6,000	7,480
	New York NY GO	5.000%	3/1/37	1,510	1,646
	New York NY GO	4.000%	8/1/37	22,745	25,820
	New York NY GO	4.000%	8/1/37	3,445	3,958
	New York NY GO	4.000%	10/1/37	24,185	27,495
	New York NY GO	5.000%	12/1/37	9,900	12,039
	New York NY GO	4.000%	8/1/38	20,000	22,631
	New York NY GO	4.000%	8/1/39	4,155	4,741
	New York NY GO	5.000%	8/1/39	10,000	12,225
	New York NY GO	5.000%	10/1/39	2,780	3,408
	New York NY GO	5.000%	3/1/40	5,800	7,155
	New York NY GO	4.000%	8/1/40	3,550	4,037
	New York NY GO	3.000%	10/1/41	21,575	22,092
	New York NY GO	5.000%	12/1/41	31,000	36,150
	New York NY GO VRDO	0.110%	11/2/20	32,935	32,935
	New York NY GO VRDO	0.110%	11/2/20	63,255	63,255
	New York NY GO VRDO	0.110%	11/2/20	64,355	64,355
	New York NY GO VRDO	0.110%	11/2/20	6,035	6,035
	New York NY GO VRDO	0.110%	11/5/20	10,000	10,000
[4]	New York NY GO VRDO	0.120%	11/5/20	20,000	20,000
	New York NY GO, Prere.	5.000%	10/1/21	10,545	11,002
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/21	3,500	3,611
	New York State Dormitory Authority Appropriations Revenue	5.000%	8/15/21	10,010	10,031
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	9,280	9,954
	New York State Dormitory Authority Appropriations Revenue	5.000%	8/15/22	2,000	2,004
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/28	10,865	11,511
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	3,015	3,193
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/30	1,000	1,059
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	4,785	4,795
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	1,500	1,505
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	9,355	10,751
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,650	2,045
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	4,080	5,057
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,785	2,263
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	7,610
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	2,211
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	11,647
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,545	1,909
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	5,766
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	13,823
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	4,100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,800	2,214
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	18,150
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	21,119
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	3,215
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	10,806
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,500	8,215
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,899
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,304
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	3,001
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,625	1,920
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,556
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,000	3,428
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,010	2,286
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	1,070	1,103
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	2,320	2,394
	New York State Dormitory Authority College & University Revenue, Prere.	5.125%	7/1/21	1,625	1,677
	New York State Dormitory Authority College & University Revenue, Prere.	5.200%	7/1/21	1,200	1,239
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	8,132
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,730	5,707

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,770
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,000	2,450
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,371
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	2,158
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	3,009
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,885	2,301
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,908
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,590	3,141
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,206
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	2,241
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	888
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	498
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	827
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	934
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	33,540	35,548
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	7,895	8,368
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	56,335	59,708
[10]	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/22	7,020	7,515
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	25,140	27,766
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	8,605	9,536
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	35,015	38,805
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	25,500	28,022
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	36,095	41,466
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	4,695	4,972
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	6,000	6,915
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	6,940	7,608
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	20,080	23,895
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	46,485	56,785
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	10,190	11,670
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	19,540	20,667
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	30,475	36,016
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	17,630	17,927
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	10,300	11,263
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	10,100	11,531
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	20,000	23,544
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	21,015	26,202
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	12,000	13,818
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	30,650	31,166
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	15,145	17,870
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	24,910	31,121
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	7,000	8,218
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	31,695	39,648
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	25,000	25,416
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	11,580	13,625
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	24,635	31,355
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,580	17,775
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	9,960	11,337
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	39,050	48,520
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	25,000	25,412
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	35,000	45,228
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,015	11,389
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	18,905	19,943
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	26,000	26,423
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	20,740	23,655
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,772
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	53,000	57,711
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	17,390	18,384
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	7,500	7,898
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	2,157
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	57,495	65,151
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	1,070	1,126
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	10,135	10,700
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,985	38,347
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	15,342
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	36,795	41,742
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	35,965
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	20,410
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	56,041
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	2,905	3,372

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	18,000	20,932
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,440	6,471
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	11,131
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	13,305	15,331
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,542
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	11,476
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	71,720	74,809
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	13,000	14,847
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	77,233
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	920	975
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	3,835	4,065
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	1,340	1,420
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	35	40
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	18
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	18
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,922
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,795
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	16,380	17,700
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	14,180	15,228
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/21	1,250	1,305
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/21	800	831
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	500	540
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	390	391
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	780	811
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,035	1,125
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,359
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	950	990
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	6,801
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,500	1,630
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,088
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	8,208
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,087
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,087
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	1,500	1,751
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	750	815
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	65	68
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	475	515
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	500	543
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	200	217
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	425	461
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/29	500	542
[6]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/26	3,000	3,729
[6]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/27	2,615	3,214
[6]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,430	2,975
[6]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/29	2,155	2,626
[6]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/31	1,315	1,586
[6]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,200
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/28	21,305	27,637
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	3,810	4,745
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/35	1,350	1,661
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	16,000	16,276
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	19,555	20,802
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,730	3,026
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	41,749
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	12,885	15,370
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,627
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	6,446
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	62,470
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	15,614
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	7,274
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	32,529
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	21,324
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	37,635
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	39,837

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	17,288
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	47,113
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	44,916
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	2,295
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	22,642
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,845	33,236
[1]	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	22,652
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	22,500	27,431
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,079
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	20,000	23,031
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	21,731
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/21	4,370	4,499
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	2,345	2,633
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/24	3,470	3,557
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	5,060	5,662
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/27	3,345	3,428
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/28	6,150	6,300
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/29	5,315	5,443
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	16,230	16,677
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/30	1,835	1,879
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	6,328
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	19,570
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,375	5,591
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	9,975
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	9,136
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	11,875
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,420	6,885
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	11,775
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	8,683
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	5,865
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	12,566
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	10	10
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.130%	11/4/20	28,545	28,545
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/27	18,600	18,935
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/28	13,505	13,746
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/30	22,175	22,562
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	2,045	2,474
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,754
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	941
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	600	778
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	125	153
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,807
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,923
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,703
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	30,214
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	4,513
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,880
	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/21	10,000	10,191
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	6,165	6,558
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	18,745	19,940
	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/22	21,000	22,482
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	11,290	12,515
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	35,535	40,953
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	52,210	59,961
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	2,500	2,980
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	22,505	27,630
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	5,000	5,531
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	30,000	34,356
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	22,270
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	12,000	12,200
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,055	3,751
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	3,125	3,765
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,025	7,348

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	24,145	29,434
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	21,265	27,169
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	10,000	11,047
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	12,550	13,864
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	14,910	15,153
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	13,000	17,149
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	16,000	17,660
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	36,053
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	7,290
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	10,000	10,162
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	28,030	30,938
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	30,890	34,056
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	28,000	30,869
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	35,876
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	34,633
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	9,085
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	52,595
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	4,120	4,783
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	55,174
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	11,268
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	8,794
[4,7]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.200%	11/5/20	23,000	23,000
	Port Authority of New York & New Jersey Industrial Revenue	6.500%	12/1/28	22,000	22,283
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,443
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	32,045
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,665	4,478
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	16,135	20,260
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,165
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	5,055
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,815	14,836
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/33	4,775	6,012
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,560	10,719
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	5,011
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,855	6,079
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,870	3,605
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	4,970	6,033
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,055	2,563
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,025	6,154
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	8,279
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,010	3,765
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,710	10,812
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	5,487
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	6,223
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	6,074
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	7,432
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	3,700	4,543
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/24	16,300	19,322
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/28	6,000	7,032
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	4.000%	10/15/32	2,905	3,263
[6]	Suffolk County NY GO	5.000%	5/15/21	9,280	9,503
[2,6]	Suffolk County NY GO	5.000%	11/1/28	8,420	10,689
[2,6]	Suffolk County NY GO	5.000%	11/1/29	10,600	13,282
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	11,000	12,454
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	5,000	5,436
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	10,369
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	12,502
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	1,550	1,684
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	21,625
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	18,042
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	17,600
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,626
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	6,352
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	9,834
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	4,056
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,418
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	4,091
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	7,122
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	3,079
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	13,206

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	20,018
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	5,884
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	3,055
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	3,217
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,473
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	3,512
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	3,042
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,414
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,522
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,374
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	13,978
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	7,211
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,430	12,716
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	8,732
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	8,250	9,971
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	11,936
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,445	10,019
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,902
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,863
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	33,000	37,622
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	20,875	25,371
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	30,423
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	46,662
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	21,207
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	61,668
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	30,000	36,293
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,916
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,653
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	3,302
Westchester County NY GO	4.000%	7/1/29	5,920	7,141
Westchester County NY GO, ETM	5.000%	7/1/21	240	248
Westchester County NY GO, ETM	5.000%	7/1/21	335	345
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	130	130
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/1/20	870	870
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,935	2,026
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,753
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	5,395
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,662
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	5,459
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	5,598
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	3,282
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,569
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,973
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	4,326
				11,926,699
North Carolina (0.8%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/36	1,300	1,451
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/37	2,250	2,497
Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,180
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/28	200	261
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/29	250	333
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/30	250	340
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/31	100	135
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/32	110	147
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/33	120	160
Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/34	175	213
Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/35	150	182
Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/36	150	181
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/37	300	328
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/38	310	337
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/39	435	470
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/40	485	522
Cabarrus County NC Appropriations Revenue	5.000%	4/1/21	1,330	1,356
Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,290
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/32	1,445	1,723
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/33	3,090	3,670
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/34	3,000	3,545
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/35	2,500	2,944
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	4,364

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,741
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,361
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	2,795	3,454
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,806
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	2,062
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,123
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,757
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	2,003
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	2,200
Charlotte NC GO	5.000%	7/1/22	3,305	3,565
Charlotte NC GO	5.000%	7/1/29	2,500	2,913
Charlotte NC GO	5.000%	6/1/31	2,305	3,050
Charlotte NC GO	5.000%	6/1/33	5,940	7,763
Charlotte NC GO	5.000%	6/1/34	2,370	3,087
Charlotte NC GO, Prere.	5.000%	7/1/22	3,355	3,619
Charlotte NC Storm Water Revenue	3.000%	12/1/36	1,000	1,117
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	4,075	4,075
Durham Capital Financing Corp. Appropriations Revenue, Prere.	5.000%	6/1/23	3,210	3,600
Forsyth County NC GO	5.000%	4/1/23	1,200	1,337
Guilford County NC GO	5.000%	3/1/22	3,230	3,435
Mecklenburg County NC GO	5.000%	2/1/21	1,435	1,452
Mecklenburg County NC GO	5.000%	12/1/27	2,585	3,261
Mecklenburg County NC GO	5.000%	4/1/29	5,000	5,997
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,000	4,954
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,500	1,794
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	1,250	1,490
North Carolina Appropriations Revenue	5.000%	5/1/24	13,295	15,437
North Carolina Appropriations Revenue	5.000%	5/1/25	7,930	9,551
North Carolina Appropriations Revenue	5.000%	5/1/26	7,525	9,344
North Carolina Appropriations Revenue	5.000%	5/1/29	25,165	31,692
North Carolina Appropriations Revenue	5.000%	5/1/30	10,915	14,742
North Carolina Appropriations Revenue	3.000%	5/1/32	8,110	9,098
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	13,750	18,229
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	11,349
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	7,681
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/26	3,285	4,110
North Carolina Capital Facilities Finance Agency Resource Recovery Revenue	4.375%	10/1/31	4,260	4,270
North Carolina GO	4.000%	5/1/23	39,470	43,168
North Carolina GO	5.000%	6/1/25	10,000	12,140
North Carolina GO	5.000%	6/1/25	5,000	6,070
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,000	14,974
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	22,832
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	7,049
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	17,547
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	3,000	3,290
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	8,610	8,936
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	9,155	9,877
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,825	1,939
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,035	1,097
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	494
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	190
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	4,000	4,278
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,776
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	862
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,275	1,504
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	1,118
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	3,428
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	615
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,655	3,116
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	1,159
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	635	687
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,758
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	713
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	583
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	5,116
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,435	2,435
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,799
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	676
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	699

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	12,630	13,416
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,285
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	500	536
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	731
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,276
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	3,307
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,344
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/45	1,800	2,084
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	325	325
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	1,147
	North Carolina Miscellaneous Revenue	5.000%	5/1/21	13,495	13,814
	North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	10/1/23	2,665	3,025
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	2,111
[6]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,425
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,775	3,367
[6]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,889
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,425	4,231
[6]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	3,157
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,987
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	8,907
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,191
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,646
[6]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	19,575
[6]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	12,426
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	24,464
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	4,294
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,388
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	14,165	16,003
	Raleigh NC Combined Enterprise System Water Revenue VRDO	0.150%	11/4/20	24,410	24,410
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,152
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,437
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,260
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,453
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,584
	Wake County NC Appropriations Revenue	5.000%	9/1/25	3,980	4,858
	Wake County NC GO	5.000%	3/1/21	5,260	5,342
	Wake County NC GO	5.000%	9/1/21	2,400	2,495
	Wake County NC GO	5.000%	3/1/23	2,500	2,776
	Wake County NC GO	5.000%	3/1/23	22,000	24,429
	Wake County NC GO	5.000%	9/1/23	750	850
	Wake County NC GO	5.000%	3/1/27	2,525	3,226
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,557
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,832
					665,085
North Dakota (0.0%)
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,500	1,544
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,000	1,029
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,300	1,338
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,497
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	6,002
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,925
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	2,328
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	2,079
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,800	2,066
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	3,480	3,767
	West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,870
					30,445
Ohio (3.2%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,636
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	390	484
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,472
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	393
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,589
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	503
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	475	595
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,199
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	9,800	10,283

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	350	435
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	475	539
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	337
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	4,201
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,245	2,509
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	800	890
[1]	Akron OH Income Tax Revenue	5.000%	12/1/27	5,830	6,239
	Akron OH Income Tax Revenue	4.000%	12/1/28	750	880
	Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,184
	Akron OH Income Tax Revenue	4.000%	12/1/30	890	1,031
[1]	Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,524
	Akron OH Income Tax Revenue	4.000%	12/1/31	490	565
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,931
	Akron OH Income Tax Revenue	4.000%	12/1/32	745	852
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,364
	Akron OH Income Tax Revenue	4.000%	12/1/33	615	701
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	15,262
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	11,415	14,393
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	7,769
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,670	7,338
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	13,944
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,105	5,398
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	6,274
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	12,065
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	6,461
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	11,202
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	4,022
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	20,274
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	18,865	20,174
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	5,686
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,671
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	5,160
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,831
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	5,000	5,248
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	10,410
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,877
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,641
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/32	13,580	14,309
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	2,375	2,517
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.250%	2/15/22	6,120	6,504
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	2,125
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,763
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	2,071
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,438
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,952
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	2,246
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	2,340
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,265
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,337
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,255
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,000	6,373
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	7,500	9,725
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,630	7,413
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	4,500	5,887
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,500	5,847
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,215	5,446
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	250	322
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,500	1,909
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	3,502
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	2,209
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,635	5,369
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	54,765	58,590
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	380	473
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	890	1,095
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	10,000	13,346
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	585	716
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,000	10,812
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,627
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,512

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	6,754
	Cincinnati City School District GO	5.250%	12/1/20	7,080	7,108
	Cincinnati City School District GO	5.250%	12/1/21	5,710	6,018
	Cincinnati City School District GO	5.250%	12/1/22	10,030	11,058
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,603
	Cincinnati OH GO	5.000%	12/1/27	845	1,093
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,282
	Cincinnati OH GO	4.000%	12/1/31	780	927
	Cincinnati OH GO	4.000%	12/1/32	800	942
	Cincinnati OH GO	4.000%	12/1/33	2,150	2,506
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,426
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,565
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/28	800	1,038
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,400	2,532
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,500	2,638
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,250	2,374
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,611
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	2,026
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	4,113
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,637
	Cleveland Municipal School District GO	5.000%	12/1/26	1,660	1,816
	Cleveland Municipal School District GO	5.000%	12/1/27	1,050	1,148
	Cleveland Municipal School District GO	5.000%	12/1/28	3,730	4,155
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,815	1,981
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	1,155	1,308
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,289
	Cleveland OH GO	4.000%	12/1/33	310	382
	Cleveland OH GO	4.000%	12/1/34	2,285	2,804
	Cleveland OH GO	4.000%	12/1/35	1,660	2,019
	Cleveland OH Income Tax Income, Prere.	5.000%	10/1/23	5,035	5,724
	Cleveland OH Income Tax Income, Prere.	5.000%	10/1/23	4,800	5,456
	Cleveland OH Income Tax Income, Prere.	5.000%	10/1/23	10,035	11,407
	Cleveland State University College & University Revenue	5.000%	6/1/29	5,000	5,214
	Cleveland State University College & University Revenue	5.000%	6/1/30	5,225	5,447
	Cleveland State University College & University Revenue	5.000%	6/1/31	8,640	8,998
	Cleveland State University College & University Revenue	5.000%	6/1/32	9,060	9,425
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,476
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,652
[6]	Columbus City School District GO	0.000%	12/1/27	14,060	12,937
[6]	Columbus City School District GO	0.000%	12/1/29	11,170	9,736
	Columbus City School District GO	5.000%	12/1/30	5,110	6,277
	Columbus Metropolitan Library Special Obligation Revenue, Prere.	5.000%	12/1/20	1,325	1,330
	Columbus OH GO	5.000%	2/15/21	7,220	7,318
	Columbus OH GO	5.000%	2/15/22	3,025	3,210
	Columbus OH GO	4.000%	4/1/23	16,630	18,132
	Columbus OH GO	5.000%	7/1/24	5,790	6,789
	Columbus OH GO	4.000%	8/15/24	3,570	4,072
	Columbus OH GO	5.000%	8/15/24	10,325	12,165
	Columbus OH GO	5.000%	7/1/25	1,285	1,561
	Columbus OH GO	4.000%	4/1/26	16,170	19,238
	Columbus OH GO	4.000%	8/15/27	7,500	8,668
	Columbus OH GO	5.000%	4/1/39	7,950	10,129
	Columbus OH GO	5.000%	4/1/40	5,050	6,416
	Columbus OH Sewer Revenue	5.000%	6/1/29	12,020	14,905
	Columbus OH Sewer Revenue	5.000%	6/1/30	10,310	12,753
	Columbus OH Sewer Revenue	5.000%	6/1/32	3,420	4,216
	Columbus State Community College GO	3.000%	12/1/36	1,110	1,230
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,924
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,507
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,299
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,511
	Cuyahoga County OH GO	3.000%	12/1/31	2,500	2,745
	Cuyahoga County OH GO	3.000%	12/1/32	2,000	2,183
	Cuyahoga County OH GO	3.000%	12/1/33	4,330	4,690
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,577
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,527
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	3,406
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	1,113
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	8,369

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	6,252
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	18,858
	Cuyahoga County OH Miscellaneous Revenue	5.000%	12/1/20	7,000	7,026
	Cuyahoga County OH Miscellaneous Revenue	5.000%	12/1/21	7,300	7,327
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,767
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,342
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,750	4,387
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,500	1,714
	Dayton City School District GO	5.000%	11/1/21	9,210	9,633
	Dayton City School District GO	5.000%	11/1/22	5,500	6,004
	Dublin City School District GO	4.000%	12/1/31	4,250	5,211
	Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	11,628
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	323
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	637
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	847
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	800	809
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	672
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	1,009
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,371
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	645
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,647
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	8,164
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, ETM	5.000%	12/1/20	6,000	6,022
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,995
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	8,640	10,258
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	11,872
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	11,872
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	11,872
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,416
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	3,275
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	8,140	10,823
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	2,175
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,485
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,956
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,271
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,266
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,891
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,250	1,437
	Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,542
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,859
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	6,269
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	795	1,005
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	1,093
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	1,179
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	9,850
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	1,173
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	13,975
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,281
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,300
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	16,861
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,356
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,426
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	15,590
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,879
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,829
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	3,195
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,671
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,324
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	17,681
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,229
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	776
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	1,225	1,311
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,965
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,804
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,375	3,822
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,410	3,995
[3]	Hillsdale Local School District COP	4.000%	12/1/28	3,505	4,207
[3]	Hillsdale Local School District COP	4.000%	12/1/29	3,455	4,179
[3]	Hillsdale Local School District COP	4.000%	12/1/31	3,310	3,983

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Hillsdale Local School District COP	4.000%	12/1/33	3,040	3,593
[3]	Hillsdale Local School District COP	4.000%	12/1/35	1,175	1,378
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	20,970	23,106
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,000	1,071
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,750	1,874
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	4,000	4,284
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,675	3,179
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,170	1,381
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,255	2,623
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,745	2,019
[4]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	27,270	31,990
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	7,675	7,912
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	997
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,467
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,844
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,838
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,611
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	4,259
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	3,525
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	2,118
	Miami University OH College & University Revenue	5.000%	9/1/31	2,000	2,075
	Miami Valley Career Technology Center GO	5.000%	12/1/31	1,700	2,157
	Miami Valley Career Technology Center GO	5.000%	12/1/32	760	959
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	6,657
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	12,445
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	12,947
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	10,242
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	13,884
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	7,493
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	5,941
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	14,549
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	5,242
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	17,919
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	7,500	8,065
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	6,935
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/33	8,350	9,427
	Ohio Appropriations Revenue	5.000%	12/1/30	875	1,188
	Ohio Appropriations Revenue	5.000%	12/1/31	1,080	1,491
	Ohio GO	5.000%	9/15/22	4,090	4,452
	Ohio GO	5.000%	5/1/24	5,915	6,879
	Ohio GO	5.000%	5/1/24	11,385	13,241
	Ohio GO	5.000%	6/15/24	9,900	11,569
	Ohio GO	5.000%	8/1/24	2,900	3,406
	Ohio GO	5.000%	9/15/24	12,250	14,454
	Ohio GO	5.000%	2/1/25	7,080	8,462
	Ohio GO	5.000%	5/1/25	19,650	23,695
	Ohio GO	5.000%	5/1/25	9,340	11,263
	Ohio GO	5.000%	8/1/26	25,360	31,759
	Ohio GO	5.000%	9/1/26	10,000	12,557
	Ohio GO	5.000%	11/1/26	7,080	8,932
	Ohio GO	4.000%	2/1/27	8,220	8,715
	Ohio GO	5.000%	2/1/27	11,595	14,287
	Ohio GO	5.000%	5/1/27	5,085	6,333
	Ohio GO	5.000%	6/15/27	3,000	3,320
	Ohio GO	5.000%	9/15/27	2,410	3,108
	Ohio GO	5.000%	11/1/27	6,635	8,585
	Ohio GO	5.000%	3/15/29	3,805	4,371
	Ohio GO	5.000%	3/1/31	7,840	9,808
	Ohio GO	5.000%	5/1/31	1,335	1,595
	Ohio GO	5.000%	6/15/31	5,790	7,651
	Ohio GO	5.000%	9/1/31	9,370	10,715
	Ohio GO	5.000%	3/1/32	8,230	10,248
	Ohio GO	5.000%	5/1/32	15,080	18,855
	Ohio GO	5.000%	9/1/32	9,850	11,257
	Ohio GO	5.000%	11/1/32	3,500	4,157
	Ohio GO	5.000%	3/1/33	8,645	10,715
	Ohio GO	5.000%	5/1/33	3,000	3,818
	Ohio GO	5.000%	5/1/33	8,075	9,579
	Ohio GO	5.000%	6/15/33	16,465	20,120

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio GO	5.000%	9/1/33	10,355	11,827
Ohio GO	5.000%	3/1/34	9,075	11,214
Ohio GO	5.000%	5/1/34	3,250	4,123
Ohio GO	5.000%	9/1/34	10,885	12,425
Ohio GO	5.000%	3/1/35	8,530	10,529
Ohio GO	5.000%	5/1/35	9,500	11,777
Ohio GO	5.000%	6/15/35	19,795	24,084
Ohio GO	5.000%	9/1/35	11,445	13,056
Ohio GO	5.000%	3/1/36	10,005	12,311
Ohio GO	5.000%	3/15/36	5,000	5,708
Ohio GO	5.000%	5/1/36	6,060	7,141
Ohio GO	5.000%	6/15/36	18,000	21,848
Ohio GO	5.000%	3/1/37	10,505	12,889
Ohio GO	5.000%	5/1/37	19,940	24,570
Ohio GO	5.000%	3/1/38	9,030	11,053
Ohio GO, Prere.	5.000%	5/1/22	13,500	14,458
Ohio GO, Prere.	5.000%	5/1/22	10,220	10,945
Ohio GO, Prere.	5.000%	6/15/22	2,000	2,153
Ohio GO, Prere.	5.000%	6/15/22	20,490	22,059
Ohio Government Fund/Grant Revenue	5.000%	12/15/22	5,330	5,860
Ohio Government Fund/Grant Revenue	5.000%	12/15/23	3,275	3,523
Ohio Government Fund/Grant Revenue	5.000%	12/15/23	4,165	4,765
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	11,112
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	28,201
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	11,822
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	28,599
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	19,398
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	442
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	555
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,774
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	696
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,880
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	715	875
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	770	936
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,615	3,239
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,000	1,209
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	9,071
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,440	1,736
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,000	3,449
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,260	1,378
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,829
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	3,977
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.480%	11/2/20	10,500	10,500
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,837
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	2,091
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	6,090
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	3,375	4,070
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,500	4,718
Ohio Lease (Appropriation) Revenue	5.000%	4/1/21	4,440	4,525
Ohio Lease (Appropriation) Revenue	4.000%	2/1/22	5,670	5,930
Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,000	1,070
Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,805	1,931
Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	2,250	2,408
Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	2,075	2,291
Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	5,375	5,935
Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,000	1,135
Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	3,505	3,977
Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,223
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,845
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	3,215
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,731
Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	3,256
Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,904
Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,304
Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	4,087
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,503
Ohio Lease (Appropriation) Revenue	5.000%	4/1/31	2,450	3,105
Ohio Lease (Appropriation) Revenue	5.000%	10/1/31	2,400	3,299
Ohio Lease (Appropriation) Revenue	5.000%	4/1/32	2,200	2,773

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	1,620	2,009
Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	4,410	6,119
Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,610	2,019
Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,782
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	5,980	7,517
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	6,266
Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	6,336
Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,896
Ohio State Building Authority Lease (Appropriation) Revenue, Prere.	5.125%	4/1/21	1,475	1,505
Ohio State University College & University Revenue	5.000%	12/1/20	3,535	3,548
Ohio State University College & University Revenue VRDO	0.100%	11/4/20	390	390
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	2,000	2,186
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/29	3,000	3,291
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	16,510	19,113
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	16,099
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	12,277
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	3,905	2,703
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	20,871
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,364
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	9,005
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	5,968
Ohio Water Development Authority Lease Revenue	5.250%	12/1/20	2,785	2,796
Ohio Water Development Authority Lease Revenue	5.000%	6/1/25	10,000	12,109
Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	10,000	12,321
Ohio Water Development Authority Lease Revenue	5.000%	12/1/26	4,500	5,706
Ohio Water Development Authority Lease Revenue	5.000%	6/1/30	1,100	1,499
Ohio Water Development Authority Lease Revenue	5.000%	12/1/30	1,220	1,679
Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,265	12,044
Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	13,500	17,493
Ohio Water Development Authority Lease Revenue	5.000%	12/1/39	6,000	7,750
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,945	18,188
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,710	23,022
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	5,875	6,727
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	3,475	4,059
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	13,345
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	12,830
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	16,000	20,451
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	23,040	29,346
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	31,324
Ohio Water Development Authority Water Revenue	5.000%	12/1/27	6,135	7,963
Penta Career Center COP	5.250%	4/1/23	2,480	2,643
Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	5,000	6,058
University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,402
University of Cincinnati College & University Revenue	5.000%	6/1/22	2,605	2,795
University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,290
University of Cincinnati College & University Revenue	5.000%	6/1/29	920	1,210
University of Cincinnati College & University Revenue	5.000%	6/1/31	685	897
University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,632
University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,478
University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,970
University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	2,355
University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	6,385	6,862
University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	1,000	1,075
University of Toledo College & University Revenue	5.000%	6/1/30	1,000	1,096
Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,345
				2,533,248
Oklahoma (0.4%)
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	931
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,824
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	2,102
Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/29	1,185	1,491
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	9,522
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	880	906
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	925	985
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	970	1,067
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	5,666
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,156
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	4,104
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,251

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	6,323
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,342
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,482
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,433
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	4,155
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,557
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,632
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,707
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/23	2,585	2,901
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,748
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,526
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	13,505	15,643
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/27	3,060	3,526
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,315
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,855
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,848
[2]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,300	1,552
[2]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	1,500	1,783
[2]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,000	2,368
[2]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,951
[2]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,765
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	20,400	23,575
	Oklahoma City OK GO	3.000%	3/1/23	3,985	4,235
	Oklahoma City OK GO	4.000%	3/1/30	1,900	2,249
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/23	1,665	1,874
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/29	3,600	4,437
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/31	4,255	4,751
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	5,000	5,577
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	1,850	2,258
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/33	2,500	3,040
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/34	4,385	5,321
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,399
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	2,124
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	2,130
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,030	3,547
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,616
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	11,000	11,930
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,494
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,486
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	1,900	2,286
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	4,535	5,331
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	15,585	18,038
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	493
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/32	3,770	4,363
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	6,055	6,985
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,780
	Oklahoma State University College & University Revenue	5.000%	9/1/28	2,500	3,262
	Oklahoma State University College & University Revenue	5.000%	9/1/29	3,500	4,648
	Oklahoma State University College & University Revenue	5.000%	9/1/30	1,500	2,030
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/26	9,215	11,323
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	10,135	12,776
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,726
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	3,054
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,565	4,348
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,785
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/39	3,350	3,787
	Oklahoma Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/21	1,160	1,169
	Oklahoma Water Resources Board Revenue	2.000%	4/1/34	1,600	1,622
	Oklahoma Water Resources Board Revenue	2.125%	4/1/36	1,745	1,767
	Oklahoma Water Resources Board Revenue	5.000%	10/1/36	1,000	1,206
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,076
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	380
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	4,407
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	7,790
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	1,074

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	12,505
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	13,053
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,136
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,895	1,945
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,191
	University of Oklahoma College & University Revenue	5.000%	7/1/30	2,230	2,288
	University of Oklahoma College & University Revenue	5.000%	7/1/31	2,000	2,051
	University of Oklahoma College & University Revenue	5.000%	7/1/32	680	697
					330,832
Oregon (1.0%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	1,250	866
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	921
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,228
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	14,737
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	20,035
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/28	3,500	4,462
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,798
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,826
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/25	100	117
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/32	300	373
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/33	400	494
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	677
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	711
	Forest Grove OR College & University Revenue	5.000%	5/1/30	550	597
	Forest Grove OR College & University Revenue	5.000%	5/1/36	2,500	2,671
	Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,671
	Marion County OR School District No. 103 Woodburn GO	5.000%	6/15/30	2,000	2,385
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	764
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	775
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	600	788
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,302
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	840
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	1,028
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,602
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,906
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,600	2,025
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,775
[6]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	7,500	8,738
	Metro OR GO	5.000%	6/1/26	1,640	2,048
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/26	2,015	2,512
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/21	36,255	37,318
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	8,000	10,240
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	11,389
	Oregon (Q State Project) GO	5.000%	5/1/27	1,875	2,405
	Oregon (Q State Project) GO	5.000%	5/1/32	3,370	4,214
	Oregon (Q State Project) GO	5.000%	5/1/33	3,095	3,853
	Oregon (Q State Project) GO	5.000%	5/1/34	2,675	3,321
	Oregon (Q State Project) GO	5.000%	5/1/35	2,750	3,405
	Oregon (Q State Project) GO	5.000%	5/1/37	4,365	5,372
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	3,311
	Oregon Department of Administrative Services COP	5.000%	11/1/20	50	50
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	3,115	3,700
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	9,100	11,468
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	22,995
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	19,363
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	18,000	23,055
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,020	2,399
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,500	6,531
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	9,500	11,280
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,968
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,000	3,562
	Oregon Department of Transportation Highway Revenue	4.000%	11/15/38	13,575	16,373
	Oregon Department of Transportation Highway Revenue	4.000%	11/15/39	25,025	30,079
	Oregon GO	5.000%	8/1/22	2,000	2,166
	Oregon GO	5.000%	8/1/23	2,100	2,373
	Oregon GO	5.000%	8/1/24	2,200	2,587
	Oregon GO	5.000%	12/1/30	2,000	2,501
	Oregon GO, Prere.	5.000%	5/1/21	1,570	1,607
	Oregon GO, Prere.	5.000%	5/1/21	2,415	2,473

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon GO, Prere.	5.000%	5/1/21	5,165	5,288
Oregon GO, Prere.	5.000%	5/1/21	3,370	3,450
Oregon GO, Prere.	5.000%	5/1/21	1,490	1,526
Oregon GO, Prere.	5.000%	5/1/21	2,460	2,519
Oregon GO, Prere.	5.000%	5/1/21	2,890	2,959
Oregon GO, Prere.	5.000%	5/1/21	1,760	1,802
Oregon GO, Prere.	5.000%	5/1/23	2,915	3,258
Oregon GO, Prere.	5.000%	5/1/23	2,060	2,302
Oregon GO, Prere.	5.000%	11/1/23	1,440	1,642
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	681
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	849
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	789
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	786
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,119
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,227
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,425
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,334
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/1/21	7,705	7,881
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	300	373
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	756
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	600	766
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,200	1,485
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,000	4,736
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,713
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/22	1,000	1,086
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/23	1,250	1,409
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	2,051
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,282
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,801
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,585
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,301
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	3,264
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,720
Oregon State Lottery Revenue	5.000%	4/1/23	1,430	1,593
Oregon State Lottery Revenue	5.000%	4/1/23	6,355	7,078
Oregon State Lottery Revenue	5.000%	4/1/23	3,550	3,954
Oregon State Lottery Revenue	5.000%	4/1/23	2,110	2,350
Oregon State Lottery Revenue	5.000%	4/1/24	7,065	8,190
Oregon State Lottery Revenue	5.000%	4/1/25	2,130	2,466
Oregon State Lottery Revenue	5.000%	4/1/25	8,015	9,259
Oregon State Lottery Revenue	5.000%	4/1/25	5,440	6,535
Oregon State Lottery Revenue	5.000%	4/1/26	2,275	2,724
Oregon State Lottery Revenue	5.000%	4/1/26	2,445	2,928
Oregon State Lottery Revenue	5.000%	4/1/29	8,000	9,518
Oregon State Lottery Revenue	5.000%	4/1/30	4,705	5,892
Oregon State Lottery Revenue	5.000%	4/1/30	8,850	11,083
Oregon State Lottery Revenue	5.000%	4/1/30	1,000	1,321
Oregon State Lottery Revenue	5.000%	4/1/31	11,010	12,162
Oregon State Lottery Revenue	5.000%	4/1/31	3,530	4,401
Oregon State Lottery Revenue	5.000%	4/1/31	1,015	1,334
Oregon State Lottery Revenue	5.000%	4/1/32	5,560	6,130
Oregon State Lottery Revenue	5.000%	4/1/32	4,475	5,844
Oregon State Lottery Revenue	5.000%	4/1/33	5,545	6,110
Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,969
Oregon State Lottery Revenue	5.000%	4/1/33	3,940	5,116
Oregon State Lottery Revenue	5.000%	4/1/34	2,595	3,214
Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,762
Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,942
Oregon State Lottery Revenue	5.000%	4/1/36	1,670	2,057
Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,569
Oregon State Lottery Revenue	5.000%	4/1/38	3,215	4,097
Oregon State Lottery Revenue, Prere.	5.250%	4/1/21	5,340	5,449
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,452
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/27	1,920	2,446
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/32	1,610	2,001
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/33	2,310	2,860
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	3,089
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	4,056
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/37	2,160	2,673

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/38	1,025	1,261
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	2,015
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,191
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,381
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,466
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	12,117
	Portland Community College District GO	5.000%	6/15/25	1,530	1,855
	Portland Community College District GO	5.000%	6/15/26	1,150	1,434
	Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	7,800
	Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	7,501
	Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	7,547
	Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	6,305
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	19,523
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	15,720
	Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	12,540
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/28	735	928
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/29	1,800	2,319
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/30	925	1,215
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/31	5,000	6,497
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/32	5,400	6,967
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/33	2,200	2,821
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/34	6,000	7,666
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/35	4,850	6,173
	Seaside School District No. 10 GO	5.000%	6/15/29	1,425	1,801
	Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,505
	Seaside School District No. 10 GO	5.000%	6/15/34	2,475	3,056
	Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,463
	Seaside School District No. 10 GO	5.000%	6/15/36	2,500	3,068
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	6,842
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	5,131
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/25	1,865	2,259
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,000	12,384
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	14,962
					767,532
Pennsylvania (5.1%)
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.500%	3/1/21	1,290	1,312
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.500%	3/1/21	2,720	2,767
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	10,405
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	18,514
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	18,232
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	10,116
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	17,986
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	10,524
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	8,599
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	12,206
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,000	7,645
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	13,338
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	7,000	8,850
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	11,000	13,270
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	4,800	6,028
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	10,191
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	6,573
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	7,196
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	7,747
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	5,676
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,791
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	6,500	7,214
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,639
[5]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, 67% of 3M USD LIBOR + 0.720%	0.888%	2/1/21	3,030	3,026
	Allegheny County PA GO	5.000%	11/1/25	7,625	9,326
[1]	Allegheny County PA GO	5.000%	11/1/29	12,065	14,996
[4,7]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.180%	11/2/20	6,000	6,000
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,725	4,256
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	425	556
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	225	294
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	300	398
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	250	332

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	1,006
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	483
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	811
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	718
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	894
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	492
[3]	Allentown City School District GO	5.000%	2/1/29	3,150	4,013
[3]	Allentown City School District GO	5.000%	2/1/30	4,275	5,468
[3]	Allentown City School District GO	5.000%	2/1/33	5,000	6,280
[3]	Allentown City School District GO	5.000%	6/1/33	1,545	1,850
[3]	Allentown City School District GO	5.000%	6/1/34	2,000	2,389
[3]	Allentown City School District GO	4.000%	2/1/35	2,500	2,883
[3]	Allentown City School District GO	5.000%	2/1/37	2,550	3,176
[3]	Allentown City School District GO	5.000%	6/1/37	1,500	1,784
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	2,795	2,939
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,626
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	2,000	2,099
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,310	2,415
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	3,740	3,903
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	3,000	3,121
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	2,575	2,675
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,200	1,244
[7]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	5,500	6,120
[7]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,500	2,766
[7]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	2,500	2,622
[7]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	3,000	3,120
[3]	Armstrong School District GO	5.000%	3/15/28	2,070	2,619
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	1,470	1,639
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/27	2,115	2,379
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/28	2,570	2,870
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/30	3,065	3,382
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/31	5,560	5,706
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,825	1,863
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/34	2,735	2,970
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/36	1,815	1,958
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/37	2,500	2,690
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/28	1,300	1,464
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/29	750	849
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/30	800	909
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project) PUT	5.000%	2/1/27	6,000	6,596
[6]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,892
[6]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,420
[6]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/25	1,195	1,460
[6]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,254
[6]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	731
[6]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,270
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	2,171
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,277
	Capital Region Water Water Revenue	5.000%	7/15/26	1,000	1,218
	Capital Region Water Water Revenue	5.000%	7/15/27	1,075	1,339
	Capital Region Water Water Revenue	5.000%	7/15/28	1,500	1,906
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	2,040
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,625
	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,939
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	2,002
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/21	12,500	13,193
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,663
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,558
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,469
[6]	Coatesville School District GO	5.000%	8/1/24	5,385	6,221
[6]	Coatesville School District GO	5.000%	8/1/25	4,045	4,828
[3]	Coatesville School District GO	0.000%	10/1/34	1,530	931
[3]	Coatesville School District GO	0.000%	10/1/36	4,000	2,212
	Colonial School District GO	5.000%	2/15/36	1,000	1,234
	Colonial School District GO	5.000%	2/15/37	1,015	1,249
	Colonial School District GO	5.000%	2/15/38	1,560	1,917
	Colonial School District GO	5.000%	2/15/39	1,350	1,655
[6]	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/21	3,940	3,954
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	1,188

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,274
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,297
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	7,000	7,523
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	875	940
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	5,500	6,577
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	10,451
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	4,404
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	15,705
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	5,087
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,789
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	2,320
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	5,057
[6]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	5,639
	Commonwealth of Pennsylvania GO	5.000%	6/1/21	20,000	20,543
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	32,365	33,371
	Commonwealth of Pennsylvania GO	5.000%	6/1/22	19,450	20,885
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,000	14,233
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	25,655	28,908
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	34,200	39,138
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	46,000	53,688
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	28,684
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	6,445	7,709
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	70,000	84,692
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	35,000	42,886
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	37,910	47,083
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	30,520
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	29,500	37,486
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	19,123
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	7,116
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	35,000	45,333
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,918
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	11,550	12,659
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	54,785	64,503
[6]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	17,000	19,481
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	24,400	26,982
[6]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	21,689
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	51,688
[6]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	47,479
[6]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	50,861
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,000	5,573
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	18,900	22,297
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	44,887
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	16,204
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	9,229
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	20,432
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	4,705	4,936
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	7,500	8,352
	Conestoga Valley School District GO	4.000%	2/1/27	250	298
	Conestoga Valley School District GO	4.000%	2/1/28	535	644
	Conestoga Valley School District GO	4.000%	2/1/30	465	549
	Conestoga Valley School District GO	4.000%	2/1/31	500	584
	Conestoga Valley School District GO	4.000%	2/1/32	325	376
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	2,279
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,348
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,805
	Dauphin County PA GO	5.000%	11/15/28	1,000	1,292
[2]	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,707
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,134
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,550
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	4,268
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	4,850	5,199
[10]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,750	7,440
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,178
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,242
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,842
	Easton Area School District GO	4.000%	4/1/30	2,300	2,536
	Easton Area School District GO	5.000%	2/1/31	1,580	2,001
	Exeter Township School District GO	4.000%	5/15/28	4,265	5,103
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,250	6,665

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,000	2,291
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	10,000	12,897
[6]	Harrisburg School District GO	5.000%	11/15/26	4,560	5,685
[6]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,801
	Haverford Township School District GO	3.000%	3/1/35	3,925	4,268
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	994
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	553
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	526
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	8,345
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,753
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,685
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,577
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,570
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,750	6,517
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,613
[2]	Lower Merion School District GO	4.000%	11/15/29	8,755	10,762
[6]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	637
[6]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	6,590
[6]	Luzerne County PA GO	5.000%	12/15/25	500	602
[6]	Luzerne County PA GO	5.000%	12/15/25	400	482
[6]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,233
[6]	Luzerne County PA GO	5.000%	12/15/26	500	616
[6]	Luzerne County PA GO	5.000%	12/15/27	500	630
[6]	Luzerne County PA GO	5.000%	12/15/27	500	630
	Lycoming County Authority College & University Revenue	5.000%	10/1/21	1,030	1,070
	Lycoming County Authority College & University Revenue	5.000%	10/1/22	1,025	1,108
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	844
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,262
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	800
	Middletown Area School District GO, Prere.	5.000%	3/1/22	3,030	3,221
	Middletown Area School District GO, Prere.	5.000%	3/1/22	3,375	3,588
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	7,125	7,632
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,314
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,485
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,672
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	5,060
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	8,862
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,892
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	1,750	2,160
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,530
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	1,370	1,735
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,899
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	5,567
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	3,995	4,867
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,330
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,212
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,652
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	7,000	7,512
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	6,000	6,439
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,500	9,121
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	8,000	8,399
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	4,665	4,992
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	7,840	8,532
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/26	7,435	8,151
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/27	3,500	3,811
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,552
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,621
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/29	3,850	4,149
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/31	8,350	8,926
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/32	9,055	9,650
[6]	Montour School District GO	5.000%	4/1/32	3,245	3,860

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Moon Area School District GO	4.000%	11/15/30	3,235	3,793
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	6,129
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	6,925	7,164
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,897
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,425
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,239
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,234
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,535
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	2,958
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,665
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,202
	North Allegheny School District GO	4.000%	5/1/35	1,010	1,186
	North Allegheny School District GO	4.000%	5/1/36	760	889
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	3,236
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,396
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,811
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	6,139
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	9,064
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	9,506
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,235
[6]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,211
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,405	1,543
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,050	3,477
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,625
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,421
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,507
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,180	6,417
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	5,407
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	5,232
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	4,243
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	12,501
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,839
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	10,888
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	4,148
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,000	4,956
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	3,297
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,020	2,491
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	14,681
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,578
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,060	2,528
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	6,865	7,751
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,265	2,764
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	11,258
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	10,985
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	2,325
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,634
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,477
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,933
	Pennsylvania Higher Education Assistance Agency College & University Revenue, ETM	5.000%	12/15/20	2,560	2,574
	Pennsylvania Higher Education Assistance Agency College & University Revenue, Prere.	5.000%	12/15/20	1,830	1,840
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/23	8,220	9,333
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,435	1,488
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/24	7,040	8,309
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	1,670	1,729
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	6,192
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,690	1,746
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	4,625	5,616
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	9,550	11,596
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/27	700	750
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/28	1,650	1,765
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	1,055
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,436
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,934
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/30	500	533
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,949
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,299
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,317
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/32	1,000	1,064
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,290

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,500	9,485
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	10,000	11,117
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	5,256
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,219
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,000	3,758
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	12,590	15,706
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere	5.000%	6/15/21	1,975	2,034
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	3/1/21	2,405	2,443
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	2,065	2,203
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,140	1,216
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,120	1,195
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,085	3,292
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	2,985	3,185
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,500	3,735
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/22	1,745	1,875
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,593
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,906
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	7,412
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,684
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,447
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	7,630	8,645
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,571
[4,7]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	0.150%	11/6/20	6,945	6,945
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	638
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	128
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	646
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	12,000	13,152
	Pennsylvania State University College & University Revenue	5.000%	9/1/21	620	644
	Pennsylvania State University College & University Revenue	5.000%	9/1/21	1,400	1,454
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	4,800	5,637
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	6,204
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	6,146
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	2,192
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	2,009
	Pennsylvania State University College & University Revenue	5.000%	9/1/34	5,125	6,343
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,670	1,878
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,616
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	5,429
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	3,015	3,399
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,817
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	2,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,770	1,927
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	27,855	31,858
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	14,053
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	44,755
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,460
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,040	3,737
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	12,261
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	42,940
[6]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	42,799
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	4,141
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,765
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	3,865	4,861
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	6,330
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,569
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	6,281
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,535
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	5,240	6,751
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	6,154
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	2,176
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	11,483
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	4,214
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,813
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,254
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,157
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,562
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	9,108
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,647

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,656
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	2,000	2,304
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	6,141
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	3,441
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	3,496
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	4,000	4,595
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,680
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	8,433
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	5,570	6,883
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,824
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	25,500	29,202
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,785	4,334
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,000	2,592
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	17,303
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,763
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	21,073
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	31,235	35,652
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,710
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	4,112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,579
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	11,753
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	5,547
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	8,865
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,420	2,959
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,940	5,617
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	23,000	26,191
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,525	6,957
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,500	1,929
[6]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	9,978
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	3,171
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,770	3,142
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,025	4,646
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,600	2,048
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,624
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	26,391
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,694
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,606
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	35,978
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,609
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	30,092
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,815
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,594
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	18,634
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,728
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	7,605
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	15,573
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	7,599
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,957
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,780	2,008
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,509
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	3,350	4,317
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,000	6,266
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,000	2,540
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	4,000	4,548
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,440	4,351
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/20	1,250	1,255
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/20	1,500	1,506
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/20	1,335	1,340
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/20	1,035	1,039
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/20	1,500	1,506
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/20	1,710	1,717
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/20	4,015	4,031
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/20	4,010	4,026
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/20	2,265	2,274
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.625%	12/1/20	1,790	1,797
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.625%	12/1/20	5,985	6,010
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.625%	12/1/20	2,225	2,234
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,190	2,404
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,165	2,377

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,825	2,004
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.100%	12/1/21	37,500	37,640
[4,6,7]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.130%	11/2/20	11,135	11,135
[4,6,7]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.130%	11/2/20	25,895	25,895
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	765	782
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	525	618
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	711
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/24	6,500	7,451
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/25	7,925	9,387
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/26	12,860	15,168
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/27	6,750	7,914
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/28	3,525	4,114
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/28	2,455	3,093
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	2,500	2,903
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/29	2,730	3,478
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/30	4,275	5,393
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,650	3,323
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,850	3,550
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/33	5,250	6,493
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/34	3,250	3,714
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/35	7,135	8,140
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,250	2,515
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	1,145	1,303
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,875	2,087
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/39	6,660	7,342
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/40	8,715	9,578
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,236
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	2,303
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	4,631
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	3,248
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	7,044
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	6,041
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	6,076
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,280	6,555
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/21	7,265	7,558
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/23	5,590	6,319
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	7,433
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	2,390	2,781
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	3,032
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	2,133
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,178
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,817
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,456
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	4,277
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	8,292
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	6,053
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	3,472
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,921
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	924
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,676
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	6,770
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	17,612
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	8,105
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,670	3,111
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	578
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,587
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,847
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	4,000	4,246
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	10,000	10,572
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	13,128
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,805
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,656
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,433
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	10,217
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	8,160	9,231
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,165	5,804
	Philadelphia PA GO	5.000%	8/1/23	7,310	8,160
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,952
	Philadelphia PA GO	5.000%	8/1/34	2,640	3,194

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,642
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	1/1/23	2,410	2,652
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/23	2,030	2,280
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	4,421
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/26	5,510	6,371
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	8,923
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,468
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,934
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	2,022
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	2,308
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	5,889
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	7,444
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	7,188
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,607
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	7,020
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	9,911
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/35	11,000	12,027
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,459
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	17,573
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/35	510	668
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	2,046
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	18,328
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	2,021
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	2,136
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	16,165
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	2,292
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	16,739
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,837
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	6,391
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	3,488
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	6,370
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	7,654
[6,11]	Philadelphia School District GO	5.000%	6/1/24	2,000	2,285
[3]	Philadelphia School District GO	5.000%	9/1/25	19,955	23,952
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,747
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,595
	Philadelphia School District GO	5.000%	9/1/30	3,225	4,128
	Philadelphia School District GO	5.000%	9/1/31	3,000	3,800
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,480
	Philadelphia School District GO	5.000%	9/1/32	4,425	5,568
	Philadelphia School District GO	5.000%	9/1/33	1,500	1,871
	Philadelphia School District GO	4.000%	9/1/36	2,500	2,859
	Philadelphia School District GO	4.000%	9/1/39	4,520	5,083
[6]	Pittsburgh & Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.150%	11/5/20	24,300	24,300
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/29	2,750	3,545
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/30	2,925	3,771
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/31	3,750	4,807
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,315
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,302
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	711
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	2,241
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,544
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,884
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,837
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,512
[3]	Plum Boro PA School District GO	5.000%	9/15/23	1,000	1,117
[6]	Pocono Mountain School District GO	4.000%	9/1/22	2,155	2,292
	Port Authority of Allegheny County Sales Tax Revenue	5.750%	3/1/29	17,000	17,280
[6]	Reading School District GO	5.000%	3/1/26	1,235	1,493
[6]	Reading School District GO	5.000%	3/1/35	1,130	1,357
[6]	Reading School District GO	5.000%	3/1/36	1,250	1,491
[6]	Reading School District GO	5.000%	3/1/37	2,000	2,375
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,694
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	2,254
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	2,079
	Rose Tree Media School District GO	5.000%	4/1/29	700	859
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,965
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	445	524
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	355	416

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/33	115	134
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,204
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	1,059
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,506
	State Public School Building Authority College & University Revenue	5.000%	5/1/24	3,290	3,746
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	3,098
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	3,392
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	4,031
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,645
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/21	1,545	1,572
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/21	4,630	4,743
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/22	2,020	2,140
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	21,000	24,018
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	11,225
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	38,175
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	18,581
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	7,290	8,755
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	10,045
	State Public School Building Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	4/1/22	1,365	1,455
[6]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	740
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	4,082
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	4,274
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	3,206
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	3,108
	Unionville-Chadds Ford School District GO	5.000%	6/1/24	1,255	1,464
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,425
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	4,195	4,508
[3]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,566
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	15,000	16,939
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/25	4,500	4,513
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	2,208
	Wilkes-Barre Finance Authority College & University Revenue, Prere.	5.000%	11/1/20	1,015	1,015
	Wilkes-Barre Finance Authority College & University Revenue, Prere.	5.000%	11/1/20	1,160	1,160
	Wilkes-Barre Finance Authority College & University Revenue, Prere.	5.000%	11/1/20	1,350	1,350
	Wilkes-Barre Finance Authority College & University Revenue, Prere.	5.000%	11/1/20	1,420	1,420
	Wilkes-Barre Finance Authority College & University Revenue, Prere.	5.000%	11/1/20	1,465	1,465
	Wilkes-Barre Finance Authority College & University Revenue, Prere.	5.000%	11/1/20	6,185	6,185
[3]	William Penn School District GO	4.000%	11/15/29	2,140	2,493
[3]	William Penn School District GO	3.000%	11/15/39	1,000	1,050
[3]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,480
[3]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,533
[3]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,591
[3]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,655
					3,971,646
Puerto Rico (0.5%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/29	5,000	5,200
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	24,290	24,402
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/21	5,000	5,046
	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	10,000	10,197
[11,15]	Puerto Rico Highway & Transportation Authority Highway Revenue	5.250%	7/1/21	5,300	5,437
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/21	2,585	2,706
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/22	2,695	2,933
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/23	2,270	2,563
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/24	2,575	3,005
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/25	2,725	3,274
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/26	2,775	3,403
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue	5.000%	12/1/27	4,735	5,920
[6,9]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,293
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	5,121	4,724
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	36,156	30,592
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	55,681	43,631
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,766	8,483
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	4,819	3,161
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	194,838	199,958
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	19,725	20,243

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,590	1,655
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	4,175	4,345
				392,171
Rhode Island (0.1%)
Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	13,169
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/28	515	586
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/32	650	722
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/35	1,575	1,734
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/37	500	548
Rhode Island GO	3.000%	5/1/32	8,170	9,070
Rhode Island GO	3.000%	5/1/33	8,420	9,257
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,425
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/29	500	617
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/30	400	491
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/31	400	487
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/32	500	605
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	542
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/45	1,000	1,132
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,656
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	5,179
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,338
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,349
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,357
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	3,102
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	1,044
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.500%	9/1/23	6,000	6,863
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	5,500	6,362
Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,245	11,238
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	7,115
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	7,000	7,197
				105,185
South Carolina (1.1%)
Aiken County SC Consolidated School District GO	5.000%	3/1/24	7,980	9,226
Aiken County SC Consolidated School District GO	4.000%	4/1/37	2,450	2,922
Berkeley County SC Combined Utility System Water Revenue, Prere.	5.000%	6/1/23	8,170	9,151
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/30	605	763
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/32	1,200	1,492
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/33	620	767
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,233
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	922
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,395
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	1,104
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	973
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/39	500	606
Charleston County SC GO	5.000%	11/1/21	2,765	2,896
Charleston County SC GO	5.000%	11/1/26	2,155	2,651
Charleston County SC GO	5.000%	11/1/26	12,690	16,061
Charleston County SC GO	4.000%	11/1/28	12,000	14,624
Charleston County SC GO	4.000%	11/1/33	6,955	8,248
Charleston County SC GO	3.000%	11/1/34	6,015	6,771
Charleston County SC GO	4.000%	11/1/34	7,410	8,743
Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	10,150	11,597
Clemson University College & University Revenue	5.000%	5/1/22	4,860	5,191
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/28	475	618
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/29	1,750	2,074
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/29	500	665
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,175
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/30	585	772
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,237
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/31	605	794
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/32	1,250	1,452
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,891
Darlington County School District GO	5.000%	3/1/26	4,025	4,980
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/25	8,805	9,748
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/26	9,760	10,753
Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	4,018
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	4,634
Fort Mill School District No. 4 GO	4.000%	3/1/31	2,890	3,399

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Mill School District No. 4 GO	3.000%	3/1/32	5,550	6,183
[1]	Fort Mill School District No. 4 GO	3.125%	3/1/33	5,720	6,326
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,646
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,526
	Horry County SC GO	4.000%	3/1/24	1,370	1,538
	Horry County SC School District GO	5.000%	3/1/23	3,890	4,316
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,380
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,333
	Kershaw County SC School District GO	5.000%	3/1/29	8,210	10,389
	Lancaster County SC School District GO	5.000%	3/1/23	2,185	2,424
	Lancaster County SC School District GO	5.000%	3/1/24	3,390	3,917
	Lancaster County SC School District GO	5.000%	3/1/26	3,950	4,887
	Lancaster County SC School District GO	4.000%	3/1/30	4,860	5,726
	Lancaster County SC School District GO	4.000%	3/1/31	7,190	8,433
	Lancaster County SC School District GO	4.000%	3/1/32	6,485	7,570
	Lancaster County SC School District GO	4.000%	3/1/33	5,800	6,739
	Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,996
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,245	6,498
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,340
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,567
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	4,735	5,892
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	2,026
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,747
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,567
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	400	453
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	300	339
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	300	338
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,490
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	375	421
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,877
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	13,089
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,615	1,854
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,130
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/27	2,075	2,330
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,110
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,500	2,769
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	3,029
	Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,697
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,385
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/26	4,000	4,666
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/29	3,390	3,914
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/30	5,210	5,998
[4]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	49,795	54,852
	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/22	9,950	9,874
	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	8,780	8,634
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,405	1,535
	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/24	2,400	2,337
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	3,535	3,559
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	2,050	2,325
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	8,020	8,075
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,522
[9]	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	2,800	2,871
[9]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.000%	1/1/29	8,600	8,817
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/23	2,245	2,535
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/24	2,445	2,858
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	2,000	2,347
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/27	2,500	2,923
	South Carolina GO	5.000%	4/1/25	1,460	1,760
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	10,815	13,312
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	8,787
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	883
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,201
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	1,083
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	611
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	612
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	21,901
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	4,458

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,500	2,969
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,580
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	11,740	13,237
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	7,850	8,851
[2]	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/31	1,850	2,419
[2]	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/32	2,675	3,466
[2]	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/33	1,025	1,200
[2]	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/34	2,100	2,449
[2]	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/35	500	579
[2]	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/37	5,750	6,613
[2]	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/39	6,325	7,217
[2]	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/40	10,000	11,381
[2]	South Carolina Public Service Authority Electric Power and Light Revenue	3.000%	12/1/41	8,500	8,564
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	10,240	11,626
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	13,985	16,440
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	7,011
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	6,426
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	5,700
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	17,854
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/29	9,325	10,788
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/30	12,615	14,551
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	14,180	16,305
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	8,535	9,782
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/33	10,465	11,966
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	4,250	4,810
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,465	4,155
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,593
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	474
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,897
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	20,000	23,451
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	4,650	5,521
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	22,515	24,839
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	5,000	5,216
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	6,000	6,651
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/28	6,500	7,325
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	17,716
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	30,000	37,816
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	220	280
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	366
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	637
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	633
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	673
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	578
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,205
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,710
[3]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,167
[3]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,729
	York County School District No. 1 GO	4.000%	3/1/29	2,805	3,170
					850,659
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,000	1,109
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	670	758
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	764
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	600	705
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	788
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,025	1,192
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,235	2,772
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	2,113
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,194
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	2,136
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,631
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,962
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,627
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	2,172
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	4,383
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	13,577
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	9,427

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	3,399
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,903
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	27,453
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,486
					91,551
Tennessee (1.0%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	3,064
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,720	2,146
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,759
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,815
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,205	1,491
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,231
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,835
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	901
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,216
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	917
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,817
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/31	2,250	2,708
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	700	768
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	745	840
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,655
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,651
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,857
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	6,158
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	7,107
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,340	6,894
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,365	3,655
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,782
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,715	2,135
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,896
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,664
	Hamilton County TN GO	5.000%	4/1/24	1,925	2,234
	Hamilton County TN GO	5.000%	5/1/30	4,000	4,456
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	700	876
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,000	1,244
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,880	6,746
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,740	3,372
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,780	10,039
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	9,240	10,531
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,135	2,605
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,725	8,786
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,217
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,455	2,975
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	2,500	2,517
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,125	1,181
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	4,860	5,303
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,265
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	5,100
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	233
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,000	7,272
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	6,284
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,676
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	7,500
[2]	Knox County TN GO	5.000%	6/1/28	2,490	3,248
[2]	Knox County TN GO	5.000%	6/1/29	1,510	2,011
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,212
	Memphis TN GO	5.000%	11/1/25	1,240	1,412
	Memphis TN GO	5.000%	5/1/28	3,145	3,215
	Memphis TN GO	5.000%	5/1/30	1,715	1,752
	Memphis TN GO	4.000%	6/1/30	9,265	10,825
	Memphis TN GO	4.000%	6/1/31	8,635	10,027
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,369
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/35	2,245	2,575
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	1,063
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,778
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/38	1,285	1,463
	Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,184
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	627
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	500	637

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	500	646
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,600	2,089
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	2,168
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	2,270
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,364
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,840
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,162
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,151
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	282
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,036
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	1.550%	11/3/20	9,885	9,885
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,360
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,256
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,256
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,511
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,561
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,293
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	933
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	798
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,232
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,474
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,527
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,285
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	10,351
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/32	3,750	4,418
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	2,034
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,845
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	2,082
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	5,087
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,675
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	3,011
	Murfreesboro TN GO	4.000%	6/1/26	4,770	5,519
	Murfreesboro TN GO	4.000%	6/1/27	4,965	5,711
	Murfreesboro TN GO	4.000%	6/1/28	5,160	5,893
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,618
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,831
	Shelby County TN GO	5.000%	3/1/26	1,165	1,237
	Shelby County TN GO	5.000%	4/1/30	7,865	10,348
	Shelby County TN GO	5.000%	4/1/30	4,080	5,368
	Shelby County TN GO	5.000%	4/1/31	5,590	7,313
	Shelby County TN GO	3.125%	4/1/32	6,145	7,004
	Shelby County TN GO	4.000%	4/1/32	5,705	6,943
	Shelby County TN GO	4.000%	4/1/33	6,055	7,327
	Shelby County TN GO	4.000%	4/1/35	7,200	8,646
[1,4]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	112,955	131,174
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/21	340	353
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	10,175	10,713
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	10,975	12,373
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	6,873
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	6,744
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,744
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	27,201
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	91,685	98,393
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	46,990	53,410
	Tennessee GO	5.000%	8/1/22	2,000	2,166
	Tennessee GO	5.000%	8/1/22	3,000	3,249
	Tennessee GO	5.000%	8/1/23	3,630	4,102
	Tennessee GO	5.000%	9/1/27	2,000	2,350
	Tennessee GO	5.000%	9/1/27	4,300	5,053
	Tennessee GO	5.000%	9/1/28	1,850	2,170
	Tennessee GO	5.000%	9/1/30	1,180	1,375
	Tennessee GO	5.000%	9/1/31	1,150	1,336
	Tennessee GO	5.000%	9/1/36	5,005	6,318
	Tennessee GO	5.000%	9/1/37	5,005	6,301
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/37	410	421
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,250	5,768

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/22	3,105	3,398
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	3,580	4,084
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/24	2,560	3,035
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/25	5,000	5,915
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/26	2,055	2,429
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/27	2,305	2,722
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/28	1,555	1,832
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/29	1,400	1,644
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/31	1,500	1,750
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	5,087
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/33	4,185	5,027
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/34	1,150	1,333
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	570	737
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	7,040
	Williamson County TN GO	5.000%	4/1/26	2,140	2,658
	Williamson County TN GO, Prere.	4.000%	5/1/23	3,000	3,278
	Wilson County TN GO	5.000%	4/1/25	3,435	4,132
	Wilson County TN GO	5.000%	4/1/29	2,940	3,900
					810,000
Texas (8.9%)
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,669
	Alamo Heights Independent School District GO	4.000%	2/1/30	830	976
	Alamo Heights Independent School District GO	4.000%	2/1/31	810	949
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	3,202
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,796
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,675
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,606
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	4,415
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,631
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,852
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	5,087
	Aldine Independent School District GO	5.000%	2/15/28	1,945	2,312
	Aldine Independent School District GO	5.000%	2/15/28	8,000	9,511
	Aldine Independent School District GO	4.000%	2/15/31	12,120	13,660
	Aldine Independent School District GO	4.000%	2/15/32	12,660	14,217
	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,326
	Alief Independent School District GO	5.000%	2/15/23	2,600	2,878
	Alief Independent School District GO	5.000%	2/15/26	2,635	3,255
	Alief Independent School District GO	4.000%	2/15/29	2,780	3,248
	Alief Independent School District GO	5.000%	2/15/30	2,590	3,400
	Allen Independent School District GO	5.000%	2/15/24	1,200	1,379
	Allen Independent School District GO	5.000%	2/15/31	1,070	1,294
	Allen Independent School District GO	5.000%	2/15/32	1,000	1,206
	Alvin TX Independent School District GO	5.000%	2/15/29	5,440	6,684
	Alvin TX Independent School District GO	4.000%	2/15/30	11,090	12,271
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	301
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	384
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	306
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	611
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	625
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	374
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	456
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	395
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,894
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	446
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,474
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,303
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,761
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	1,063
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	2,194
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	553
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,895
	Arlington TX Independent School District GO	5.000%	2/15/24	4,560	5,256
	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,232
	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,916
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,588
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	896
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,182
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,175

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,829
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	1,966
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,458
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,951
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,720
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	5,476
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	4,412
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	3,322
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,569
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,949
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	1,002
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	1,015
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	800	1,026
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	1,465	1,822
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,860
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	1,500	1,853
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,976
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	1,250	1,407
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,187
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,858
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,245
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	2,099
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	722
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	750	772
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,082
	Austin Independent School District GO	4.000%	8/1/33	9,000	10,360
	Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,439
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,415
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,606
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	5,287
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,164
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/25	4,750	5,194
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/29	3,000	3,201
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/30	1,565	2,086
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/31	10,645	11,340
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	2,220
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	7,358
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,500	1,961
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,785
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,515	1,973
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,664
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,000	2,597
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,664
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,000	3,867
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	2,020	2,599
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	6,093
	Austin TX GO	5.000%	9/1/26	10,000	12,210
	Austin TX GO	5.000%	9/1/27	6,530	8,208
	Austin TX GO	5.000%	9/1/29	2,855	3,348
	Austin TX GO	5.000%	9/1/30	1,240	1,453
	Austin TX GO	5.000%	9/1/31	2,140	2,506
	Austin TX GO	5.000%	9/1/33	4,315	5,044
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	5,000	5,445
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/31	4,000	4,354
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/32	10,705	12,290
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	13,082
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	13,821
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	6,912
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,980
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	9,693
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/21	350	367
	Beaumont Independent School District GO	5.000%	2/15/26	1,560	1,925
	Beaumont Independent School District GO	3.000%	2/15/31	1,500	1,621
[2]	Belton Independent School District GO	5.000%	2/15/29	1,530	2,005
	Bexar County Hospital District GO	5.000%	2/15/25	1,630	1,942
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,724
	Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,102
	Bexar County Hospital District GO	5.000%	2/15/30	1,895	2,086
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	2,240

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	3,250
	Bexar County TX GO	5.000%	6/15/27	5,000	6,222
	Bexar County TX GO	5.000%	6/15/28	3,520	4,376
	Bexar County TX GO	5.000%	6/15/29	4,600	5,701
	Bexar County TX GO	4.000%	6/15/33	2,750	3,191
	Bexar County TX GO	4.000%	6/15/34	2,000	2,316
	Bexar County TX GO	4.000%	6/15/34	1,260	1,472
	Bexar County TX GO	4.000%	6/15/35	2,250	2,668
	Bexar County TX GO	4.000%	6/15/36	6,080	7,174
	Bexar County TX GO	4.000%	6/15/36	1,805	2,130
	Bexar County TX GO	5.000%	6/15/36	3,550	4,352
	Bexar County TX GO	4.000%	6/15/37	3,315	3,837
	Bexar County TX GO	4.000%	6/15/37	3,985	4,681
	Bexar County TX GO	4.000%	6/15/37	5,925	6,959
	Bexar County TX GO	4.000%	6/15/38	9,130	10,693
	Bexar County TX GO	4.000%	6/15/38	2,860	3,350
	Bexar County TX GO	4.000%	6/15/39	3,300	3,854
	Bexar County TX GO	4.000%	6/15/40	2,000	2,330
	Bexar County TX GO, Prere.	5.000%	6/15/23	41,500	46,615
	Bexar County TX GO, Prere.	5.000%	6/15/24	5,000	5,845
	Boerne School District GO	5.000%	2/1/28	1,520	1,972
	Canyon Independent School District GO	5.000%	2/15/26	2,500	3,084
	Carrollton TX GO	5.000%	8/15/22	1,070	1,160
	Carrollton TX GO	5.000%	8/15/23	1,455	1,643
	Carrollton TX GO	5.000%	8/15/24	1,250	1,467
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,000	1,233
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/21	1,170	1,178
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	750	785
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	725	789
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	2,375	2,683
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,180	1,330
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,379
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,572
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	6,001
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	7,036
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	3,443
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	5,500	4,769
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,490
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,359
[2]	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	830	1,053
[2]	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	983
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,489
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	2,825	3,316
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,164
[2]	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,287
[2]	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	1,046
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,748
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,476
[2]	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	750	957
[2]	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	905	1,137
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,286
[2]	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,246
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,824
[2]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,357
[2]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,223
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,440	1,647
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	2,000	2,314
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,501
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,723
[2]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,244
[2]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,306
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,245	1,419
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	3,700	4,264
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,547
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,256
[2]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,284
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,500	2,845
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	3,350	3,855
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,279

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,275
[2]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	1,081
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	3,250	3,728
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,366
[2]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,275
[2]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,698
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	2,053
[2]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,806
[2]	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	6,140
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,539
[2]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	5,649
[2]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,899
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	3,093
[2]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	5,644
[2]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	3,001
[2]	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	5,350	6,121
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.750%	1/1/21	4,000	4,036
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	3,500	3,848
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,695
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	11,855
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	41,166
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	17,112
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	46,220
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	62,163
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	11,385	12,870
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	18,224
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	41,449
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	10,555	11,018
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,747
	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	4,435
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	5,000	4,987
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	431
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	979
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,376
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	474
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	589
	Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	5,080	5,163
	Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	5,995	6,093
	Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	6,180	6,281
	Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	3,190	3,242
	Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	6,535	6,642
	Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	4,305	4,375
	Collin County Community College District GO	5.000%	8/15/31	1,000	1,321
	Collin County TX GO	5.000%	2/15/28	2,000	2,594
	Collin County TX GO	5.000%	2/15/29	3,000	3,975
	Collin County TX GO	5.000%	2/15/30	1,680	2,209
	Collin County TX GO	5.000%	2/15/31	3,150	4,118
	Collin County TX GO	5.000%	2/15/32	3,000	3,899
	Collin County TX GO	5.000%	2/15/33	2,000	2,584
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	2,102
	Comal Independent School District GO	5.000%	2/1/26	3,410	4,194
	Comal Independent School District GO	5.000%	2/1/27	6,440	7,928
[2]	Comal Independent School District GO	5.000%	2/1/28	1,000	1,290
	Comal Independent School District GO	5.000%	2/1/29	7,245	8,872
	Comal Independent School District GO	4.000%	2/1/39	12,000	13,138
	Conroe Independent School District GO	5.000%	2/15/25	1,650	1,974
	Conroe Independent School District GO	5.000%	2/15/28	7,810	9,573
[2]	Conroe Independent School District GO	3.000%	2/15/32	600	690
[2]	Conroe Independent School District GO	3.000%	2/15/33	2,640	3,016
[2]	Conroe Independent School District GO	3.000%	2/15/34	3,250	3,696
[2]	Conroe Independent School District GO	3.000%	2/15/35	3,350	3,797
	Conroe TX GO	5.000%	11/15/26	980	1,232
	Conroe TX GO	5.000%	11/15/27	1,015	1,306
	Conroe TX GO	5.000%	11/15/28	1,715	2,252
	Coppell Independent School District GO	5.000%	8/15/23	3,255	3,680
	Coppell Independent School District GO	5.000%	8/15/24	3,230	3,798
	Coppell Independent School District GO	5.000%	8/15/26	1,345	1,684
	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	4,135
	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,353

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corpus Christi TX GO	4.000%	3/1/21	3,000	3,037
	Corpus Christi TX GO	5.000%	3/1/24	6,180	7,114
	Corpus Christi TX GO	5.000%	3/1/25	2,190	2,612
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,495	6,091
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,770	6,396
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,235	5,803
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	9,830	10,888
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	6,002
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	1,500	1,945
[2]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	1,250	1,649
[2]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/30	1,250	1,681
	Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	2,295	2,520
	Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	1,195	1,312
	Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	2,160	2,372
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	7,975	9,442
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	5,105	6,569
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	9,055	12,026
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	11,500	13,478
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	6,020	7,843
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,838
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	1,300	1,570
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	7,000	7,928
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/38	5,000	5,656
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	10,365	12,401
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	5,789
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,616
	Dallas County Community College District GO	5.000%	2/15/26	3,440	4,213
	Dallas County Community College District GO	5.000%	2/15/27	3,610	4,532
	Dallas County Hospital District GO	5.000%	8/15/23	3,000	3,378
	Dallas County Hospital District GO	5.000%	8/15/27	6,745	8,578
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	19,499
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	18,271
	Dallas County TX GO	5.000%	8/15/25	3,575	4,355
	Dallas County Utility & Reclamation District GO	5.000%	2/15/24	8,000	9,142
	Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	9,916
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	9,810
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	10,302
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,000	2,347
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	7,335	7,335
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	8,765	11,280
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	7,000	9,009
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/28	2,235	2,515
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,360	6,360
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,000	7,830
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	8,000	10,439
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/29	14,950	16,789
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	14,195	15,288
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	6,680	6,680
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	9,665	12,802
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	12,545	14,061
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	7,775	8,361
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	5,675	7,455
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	5,785	6,210
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	3,620	4,713
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	9,040	9,691
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,020	2,611
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	3,660	4,276
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	5,000	5,842
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	3,210	3,733
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,604
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,339
	Dallas TX GO, ETM	5.000%	2/15/22	45	48
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/23	9,880	9,914
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/24	8,345	8,374
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/25	5,050	5,067
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/26	1,650	1,655
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/21	10,000	10,437
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/31	3,000	3,641
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/32	4,870	5,878

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	6,068
	Denton County TX GO	5.000%	7/15/21	1,515	1,565
	Denton County TX GO	5.000%	7/15/24	1,610	1,888
	Denton County TX GO	5.000%	7/15/25	1,605	1,952
	Denton County TX GO	4.000%	7/15/32	3,025	3,463
	Denton County TX GO	4.000%	7/15/33	2,000	2,283
	Denton Independent School District GO	5.000%	8/15/30	7,775	9,490
	Denton Independent School District GO	5.000%	8/15/32	2,150	2,588
	Denton Independent School District GO	5.000%	8/15/37	1,360	1,699
	Dickinson Independent School District GO	5.000%	2/15/32	3,135	3,544
	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	1,895	2,125
	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	3,000	3,363
	Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,796
	Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	13,163
	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/28	2,185	2,862
[4,7]	Eclipse Funding Trust GO VRDO	0.130%	11/2/20	19,925	19,925
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,327
	Ector County Hospital District GO	5.000%	9/15/29	780	949
	Ector County Hospital District GO	5.000%	9/15/30	850	1,045
	Ector County Hospital District GO	5.000%	9/15/32	1,750	2,130
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,535
	El Paso Independent School District GO	5.000%	8/15/35	5,380	6,583
	El Paso Independent School District GO	5.000%	8/15/36	5,000	6,099
	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,713
	El Paso Independent School District GO	5.000%	8/15/38	1,700	2,065
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,544
	El Paso TX GO	5.000%	8/15/28	1,000	1,307
	El Paso TX GO	5.000%	8/15/28	1,440	1,882
	El Paso TX GO	5.000%	8/15/29	1,265	1,683
	El Paso TX GO	5.000%	8/15/29	1,395	1,857
	El Paso TX GO	5.000%	8/15/29	780	1,038
	El Paso TX GO	5.000%	8/15/29	1,005	1,242
	El Paso TX GO	4.000%	8/15/30	3,480	4,069
	El Paso TX GO	5.000%	8/15/30	1,000	1,320
	El Paso TX GO	5.000%	8/15/30	1,050	1,386
	El Paso TX GO	5.000%	8/15/30	620	819
	El Paso TX GO	5.000%	8/15/31	4,050	4,963
	El Paso TX GO	5.000%	8/15/31	1,355	1,776
	El Paso TX GO	5.000%	8/15/31	650	852
	El Paso TX GO	5.000%	8/15/32	3,625	4,422
	El Paso TX GO	5.000%	8/15/32	1,500	1,951
	El Paso TX GO	5.000%	8/15/32	1,000	1,302
	El Paso TX GO	5.000%	8/15/32	680	885
	El Paso TX GO	5.000%	8/15/33	1,280	1,660
	El Paso TX GO	5.000%	8/15/33	1,500	1,946
	El Paso TX GO	5.000%	8/15/34	4,570	5,569
	El Paso TX GO	4.000%	8/15/35	1,000	1,205
	El Paso TX GO	4.000%	8/15/35	1,075	1,296
	El Paso TX GO	5.000%	8/15/35	4,795	5,819
	El Paso TX GO	4.000%	8/15/36	1,010	1,211
	El Paso TX GO	4.000%	8/15/36	1,000	1,199
	El Paso TX GO	5.000%	8/15/36	4,005	4,843
	El Paso TX GO	5.000%	8/15/36	5,035	6,088
	El Paso TX GO	5.000%	8/15/36	1,000	1,118
	El Paso TX GO	4.000%	8/15/37	500	597
	El Paso TX GO	4.000%	8/15/37	1,110	1,326
	El Paso TX GO	4.000%	8/15/38	1,155	1,374
	El Paso TX GO	4.000%	8/15/39	1,000	1,185
	El Paso TX GO	4.000%	8/15/40	1,000	1,180
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	1,200	1,433
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/32	1,150	1,334
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,419
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,950
	Fort Bend County TX GO	5.000%	3/1/21	5,495	5,579
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,956
	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	9,739
[2]	Fort Worth TX Drainage Utility System Sewer Revenue	5.000%	2/15/29	2,225	2,929
[2]	Fort Worth TX Drainage Utility System Sewer Revenue	4.000%	2/15/30	2,875	3,561
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/28	5,760	7,485

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/30	6,430	6,512
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/31	6,255	6,334
	Frisco Independent School District GO	5.000%	8/15/22	5,000	5,423
	Frisco Independent School District GO	5.000%	8/15/23	2,025	2,291
	Frisco Independent School District GO	5.000%	8/15/24	2,195	2,583
	Frisco Independent School District GO	5.000%	8/15/25	4,545	5,546
	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,440
	Frisco Independent School District GO	5.000%	8/15/26	3,430	4,304
	Frisco Independent School District GO	5.000%	8/15/27	3,635	4,598
	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,811
	Frisco Independent School District GO	4.000%	8/15/32	3,765	4,405
	Frisco TX GO	5.000%	2/15/26	2,790	3,336
	Frisco TX GO	5.000%	2/15/27	5,475	6,763
	Frisco TX GO	5.000%	2/15/29	2,505	3,085
	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,719
	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,312
	Galena Park Independent School District GO	5.000%	8/15/27	1,825	2,340
	Galena Park Independent School District GO	5.000%	8/15/28	1,825	2,359
	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,542
	Galena Park Independent School District GO	5.000%	8/15/37	2,830	3,507
	Galveston County TX GO	4.000%	2/1/26	1,575	1,853
	Galveston County TX GO	4.000%	2/1/27	1,565	1,871
	Galveston County TX GO	4.000%	2/1/28	1,460	1,732
	Galveston County TX GO	4.000%	2/1/29	1,055	1,240
	Galveston County TX GO	5.000%	2/1/30	1,195	1,478
	Galveston County TX GO	4.000%	2/1/32	1,195	1,377
	Garland Independent School District GO	5.000%	2/15/22	3,000	3,183
	Garland Independent School District GO	5.000%	2/15/26	4,125	4,916
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,418
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,748
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,581
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,599
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,422
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,262
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,257
	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	2,000	2,003
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	6,327
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	69,800	76,226
[8]	Grand Parkway Transportation Corp. Highway Revenue, 5.200% coupon rate effective 10/1/23	0.000%	10/1/31	2,990	3,455
[8]	Grand Parkway Transportation Corp. Highway Revenue, 5.300% coupon rate effective 10/1/23	0.000%	10/1/32	5,440	6,270
[8]	Grand Parkway Transportation Corp. Highway Revenue, 5.400% coupon rate effective 10/1/23	0.000%	10/1/33	18,100	20,843
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	4,780	5,495
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	4,022
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/28	3,000	3,627
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/32	2,325	2,789
[6]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/21	300	309
[6]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/23	325	352
[6]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	488
[6]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	580
[6]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	611
[6]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	947
[6]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	262
[6]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	688
[6]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	481
[6]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	371
[6]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	769
[6]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	882
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,313
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,280
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,328
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,520
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,873
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,725	1,986
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	9,631
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,483
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	2,065	2,330
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,170	3,708
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,282
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,701

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,890
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	8,688
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	4,592
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,571
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	3,249
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,500	4,345
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	7,111
	Harris County Flood Control District GO	3.000%	10/1/38	1,850	2,033
	Harris County Flood Control District GO	3.000%	10/1/40	2,230	2,429
	Harris County Flood Control District Lease Revenue	5.000%	10/1/27	5,020	5,916
	Harris County Flood Control District Lease Revenue	5.000%	10/1/28	3,000	3,533
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	2,000	2,353
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	10,000	12,137
	Harris County Flood Control District Lease Revenue	5.000%	10/1/32	5,015	6,247
	Harris County Flood Control District Lease Revenue	4.000%	10/1/35	4,115	4,793
	Harris County Flood Control District Lease Revenue	4.000%	10/1/36	5,865	6,808
	Harris County Flood Control District Lease Revenue	4.000%	10/1/38	5,010	5,785
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	2,200
	Harris County TX GO	5.000%	10/1/25	5,755	7,050
	Harris County TX GO	5.000%	10/1/25	8,180	10,012
	Harris County TX GO	5.000%	10/1/27	6,335	7,747
	Harris County TX GO	5.000%	10/1/28	6,660	8,134
	Harris County TX GO	5.000%	10/1/29	6,490	7,919
	Harris County TX GO	5.000%	10/1/30	5,405	6,531
	Harris County TX GO	5.000%	10/1/30	4,000	5,061
	Harris County TX GO	5.000%	10/1/34	2,700	3,363
	Harris County TX GO	5.000%	10/1/35	4,215	5,088
	Harris County TX GO	5.000%	10/1/36	6,545	7,891
	Harris County TX GO	5.000%	10/1/40	17,000	20,350
	Harris County TX Highway Revenue	5.000%	8/15/25	3,475	3,752
	Harris County TX Highway Revenue	5.000%	8/15/26	3,010	3,746
	Harris County TX Highway Revenue	5.000%	8/15/27	22,185	23,883
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	5,174
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,709
[4,7]	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue TOB VRDO	0.220%	11/5/20	7,745	7,745
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/23	1,780	1,644
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,176
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,072
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,066
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,624
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,552
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	12,871
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,368
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/23	5,220	5,123
[2,7]	Hays County TX	3.250%	9/15/30	255	255
[2,7]	Hays County TX	3.750%	9/15/40	580	580
	Hays County TX GO	5.000%	2/15/26	1,145	1,408
	Hays County TX GO	5.000%	2/15/26	1,260	1,549
	Hays County TX GO	5.000%	2/15/27	1,105	1,392
	Hays County TX GO	5.000%	2/15/28	1,010	1,268
	Hays County TX GO	5.000%	2/15/28	1,695	2,127
	Hays County TX GO	5.000%	2/15/29	1,830	2,283
	Hays County TX GO	5.000%	2/15/29	1,615	2,014
	Hays County TX GO	5.000%	2/15/30	1,760	2,183
	Hays County TX GO	5.000%	2/15/30	2,175	2,698
	Hays County TX GO	5.000%	2/15/31	1,910	2,359
	Hays County TX GO	5.000%	2/15/31	1,590	1,964
	Hays County TX GO	5.000%	2/15/32	1,800	2,212
	Hays County TX GO	5.000%	2/15/34	1,035	1,261
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,706
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,173
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,241
	Highland Park Independent School District GO	5.000%	2/15/24	1,570	1,810
	Highland Park Independent School District GO	5.000%	2/15/26	3,000	3,702
	Houston Community College System GO	5.000%	2/15/29	3,635	3,996
	Houston Independent School District GO	5.000%	2/15/21	15,920	16,135
	Houston Independent School District GO	5.000%	2/15/22	2,000	2,122
	Houston Independent School District GO	5.000%	2/15/26	1,855	2,293
	Houston Independent School District GO	5.000%	2/15/27	10,605	13,024

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston Independent School District GO	5.000%	2/15/28	22,185	27,953
	Houston Independent School District GO	4.000%	2/15/29	9,650	10,725
	Houston Independent School District GO	4.000%	2/15/30	17,925	19,896
	Houston Independent School District GO	4.000%	2/15/31	9,645	10,369
	Houston Independent School District GO	4.000%	2/15/32	4,000	4,676
	Houston Independent School District GO	5.000%	2/15/34	1,255	1,541
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,650	5,714
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	4,642
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,955	3,759
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	7,000	9,007
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	4,000	5,206
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	2,900	3,551
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,790
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	6,684
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	5,391
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	12,071
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	6,618
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/21	3,000	3,093
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.120%	11/5/20	24,400	24,400
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/21	2,945	3,019
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	7,325	8,195
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	9,595	11,169
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	6,080	7,059
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	7,577
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	3,025	3,454
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	1,055	1,202
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	4,631
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,901
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	6,050	7,133
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	2,111
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/28	2,400	3,164
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	2,850	3,830
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	18,885
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	2,500	3,428
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	17,535	20,662
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/31	2,500	3,399
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	2,015	2,720
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	2,000	2,690
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	12,528
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	4,427
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	2,012
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,790	44,853
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	5,185	6,592
	Houston TX GO	5.000%	3/1/21	2,000	2,031
	Houston TX GO	5.000%	3/1/22	12,250	13,017
	Houston TX GO	5.000%	3/1/22	5,000	5,313
	Houston TX GO	5.000%	3/1/23	4,000	4,426
	Houston TX GO	5.000%	3/1/24	1,860	2,140
	Houston TX GO	5.000%	3/1/25	1,600	1,909
	Houston TX GO	5.000%	3/1/26	10,000	12,284
	Houston TX GO	5.000%	3/1/26	10,000	11,500
	Houston TX GO	5.000%	3/1/27	9,800	11,957
	Houston TX GO	5.000%	3/1/27	6,025	7,577
	Houston TX GO	5.000%	3/1/28	10,025	12,568
	Houston TX GO	5.000%	3/1/29	6,000	7,484
	Houston TX GO	5.000%	3/1/30	4,000	4,569
	Houston TX GO	5.000%	3/1/31	5,195	6,235
	Houston TX GO	5.000%	3/1/32	3,840	4,588
	Houston TX GO	4.000%	3/1/33	5,000	5,776
	Houston TX GO	4.000%	3/1/34	5,000	5,746
	Houston TX GO	4.000%	3/1/35	3,000	3,432
	Houston TX GO, Prere.	5.000%	3/1/22	8,345	8,854
	Houston TX GO, Prere.	5.000%	3/1/22	8,335	8,861
[10]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/21	22,720	22,470
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,775
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,100	2,225
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,599
	Humble Independent School District GO	5.000%	2/15/21	5,575	5,650
	Humble Independent School District GO	5.500%	2/15/24	14,235	16,600

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Humble Independent School District GO	4.000%	2/15/28	5,090	5,796
Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/22	2,545	2,715
Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	3,290	3,569
Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/23	1,115	1,261
Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,250	1,471
Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	14,250	17,707
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	131
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	159
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	170
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	218
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	157
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	162
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	161
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	161
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	187
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	265
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	265
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	317
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	316
Judson Independent School District GO	5.000%	2/1/25	1,070	1,279
Katy Independent School District GO	5.000%	2/15/25	2,560	3,071
Katy Independent School District GO	5.000%	2/15/26	2,090	2,493
Katy Independent School District GO	5.000%	2/15/34	7,560	9,171
Keller TX Independent School District GO	5.000%	8/15/26	5,155	6,148
Keller TX Independent School District GO	4.000%	8/15/29	2,900	3,373
Keller TX Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,995
Kemp Independent School District GO	4.000%	2/15/30	1,650	1,805
Klein Independent School District GO	4.000%	8/1/27	3,970	4,596
Klein Independent School District GO	5.000%	2/1/28	2,485	3,210
Klein Independent School District GO	5.000%	2/1/29	2,000	2,635
Klein Independent School District GO	4.000%	8/1/34	2,805	3,194
Klein Independent School District GO	5.000%	8/1/35	2,000	2,445
Klein Independent School District GO	5.000%	8/1/37	3,000	3,658
Klein Independent School District GO	4.000%	2/1/45	11,000	12,245
La Joya Independent School District GO	5.000%	2/15/24	2,985	3,224
Lake Dallas Independent School District GO	4.000%	8/15/30	975	1,187
Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,351
Lake Travis Independent School District GO, Prere.	5.000%	2/15/21	2,665	2,701
Lamar Consolidated Independent School District GO	5.000%	2/15/25	1,375	1,456
Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	6,053
Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	5,375
Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,494
Lamar Consolidated Independent School District GO	5.000%	2/15/27	2,425	3,068
Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	5,326
Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,158
Laredo College District Combined Fee Revenue GO	5.000%	8/1/22	1,500	1,623
Laredo College District Combined Fee Revenue GO	4.000%	8/1/29	2,905	3,255
Laredo College District Combined Fee Revenue GO	5.000%	8/1/30	2,000	2,320
Laredo College District Combined Fee Revenue GO	5.000%	8/1/34	1,500	1,734
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	200	256
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/29	200	253
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/30	215	271
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/31	250	314
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/32	270	337
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/33	225	280
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	350
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	274
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	638
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/37	400	462
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/38	375	432
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	717
Leander Independent School District GO	0.000%	8/16/24	8,500	8,352
Leander Independent School District GO	0.000%	8/16/25	10,000	9,734
Leander Independent School District GO	5.000%	8/15/30	5,420	6,525
Lewisville Independent School District GO	4.000%	8/15/27	4,535	5,272
Lewisville Independent School District GO	5.000%	8/15/28	5,000	6,553
Lone Star College System GO	5.000%	2/15/21	3,650	3,699
Lone Star College System GO	5.000%	2/15/21	1,140	1,155
Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/32	6,755	8,945

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,750	3,554
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/29	2,500	3,281
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/30	1,000	1,298
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/31	1,750	2,249
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/32	2,250	2,876
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	3,000	3,811
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	1,160	1,502
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	4,250	5,377
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	1,500	1,933
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	4,500	5,650
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	1,250	1,601
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,060	1,347
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,901
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,526
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	2,710	3,412
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,195	1,386
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	2,565	2,974
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	1,440	1,729
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/27	5,300	6,121
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	4,500	5,190
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	10,000	10,241
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	4,470	5,140
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	4,000	4,096
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,010	3,343
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,635	1,928
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,375	1,659
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	13,955	15,485
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	1,420	1,667
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/33	8,500	9,425
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/34	2,010	2,530
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/35	3,065	3,841
[2]	Lubbock County TX GO	4.000%	2/15/29	2,170	2,667
[2]	Lubbock County TX GO	4.000%	2/15/30	2,260	2,808
	Lubbock TX GO	5.000%	2/15/23	700	742
	Lubbock TX GO	4.000%	2/15/31	1,525	1,765
	Lubbock TX GO	4.000%	2/15/32	1,425	1,643
	Lubbock TX GO	4.000%	2/15/33	1,000	1,148
	Lubbock TX GO, Prere.	5.000%	2/15/21	5,735	5,813
	Lubbock TX GO, Prere.	5.000%	2/15/21	4,335	4,394
	Lubbock TX GO, Prere.	5.000%	2/15/21	6,660	6,750
	Lubbock TX GO, Prere.	5.000%	2/15/21	4,120	4,176
	Mainland College GO	4.000%	8/15/30	535	652
	Mainland College GO	4.000%	8/15/31	795	963
	Mainland College GO	4.000%	8/15/32	560	674
	Mainland College GO	4.000%	8/15/33	510	611
	Mainland College GO	4.000%	8/15/34	635	758
	Mainland College GO	4.000%	8/15/35	500	595
	Mainland College GO	4.000%	8/15/36	1,000	1,184
	Mainland College GO	4.000%	8/15/37	750	885
	Mainland College GO	4.000%	8/15/38	750	882
	Mainland College GO	4.000%	8/15/39	1,680	1,970
	Mainland College GO	4.000%	8/15/40	895	1,046
	Mansfield Independent School District GO	5.000%	2/15/26	2,215	2,728
	Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,000	6,509
	Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,100	6,618
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	10,515
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,000	922
	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,460
	Midway Independent School District GO	4.000%	8/15/32	1,500	1,843
	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	5,425	6,332
	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	5,645	6,541
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	588
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	763
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	788
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,683
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,222
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/38	1,830	2,007
	Montgomery County TX GO	4.000%	3/1/29	11,625	13,990
	Montgomery County TX GO	4.000%	3/1/30	13,500	16,124

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montgomery County TX GO	5.000%	3/1/31	16,450	20,082
Montgomery County TX GO	5.000%	3/1/32	16,910	20,585
Montgomery Independent School District GO	4.000%	2/15/45	20,475	22,712
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	3,013
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	2,000	2,046
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,290	4,145
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,040	2,539
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,477
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,580
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,783
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,419
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	4,259
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,831
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,060	1,084
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,781
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,454
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	4,000	3,320
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	12,500	10,375
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	15,900	13,197
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/24	1,225	1,387
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,862
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,190
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,533
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,643
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,711
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,788
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,870
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,667
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	10,025
North East TX Independent School District GO	4.000%	8/1/33	1,450	1,724
North East TX Independent School District GO	4.000%	8/1/35	1,250	1,473
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/21	7,275	7,565
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/22	6,000	6,519
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/23	7,000	7,931
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	10,140
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	10,118
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	8,085	8,883
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,865	2,047
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	9,715	11,111
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,455	1,661
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	8,285	9,428
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,585
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,465	4,115
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	10,720	12,177
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,055	1,153
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,400	1,529
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,350
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,430	5,019
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	5,550
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	3,279
North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,849
North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,879
North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	5,400	6,087
North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	7,760
North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	2,288
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	11,150	12,542
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	17,684
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,853
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,684
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	10,981
North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	15,455
North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	55,799
North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	18,934
North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	4,285
North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,844
North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,934

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	51,505
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	11,844
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	8,320
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,901
[6]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,324
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	38,148
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,764
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	5,137
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	9,531
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,830
[6]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,419
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	7,495
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,203
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	6,027
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,592
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	14,965
[6]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,522
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	2,258
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	8,415
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,584
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	15,935	17,951
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,437
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	43,080
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,000	11,929
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,035	3,468
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	13,732
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	3,150	3,273
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	4,000	4,157
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	13,500	14,029
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	4,130	4,300
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	1,250	1,304
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	12,400	13,084
	Northside Independent School District GO	5.000%	2/15/23	3,130	3,464
	Northside Independent School District GO	5.000%	6/15/23	3,015	3,383
	Northside Independent School District GO	5.000%	2/15/24	5,090	5,858
	Northside Independent School District GO	4.000%	6/1/24	3,345	3,534
	Northside Independent School District GO	5.000%	6/15/25	3,000	3,360
	Northside Independent School District GO	4.000%	6/1/27	3,645	3,842
	Northside Independent School District GO	5.000%	6/15/27	2,390	2,979
	Northside Independent School District GO	4.000%	6/1/28	3,020	3,181
	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	9,995
	Northwest Independent School District GO	5.000%	2/15/25	10,000	11,959
	Northwest Independent School District GO	5.000%	2/15/26	6,380	7,618
	Northwest Independent School District GO	4.000%	2/15/37	3,125	3,804
	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,918
	Northwest Independent School District GO	4.000%	2/15/40	1,500	1,813
	Odessa Junior College District GO	5.000%	8/15/26	770	956
	Odessa Junior College District GO	5.000%	8/15/28	660	834
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,456
	Odessa Junior College District GO	4.000%	8/15/36	1,000	1,128
	Odessa Junior College District GO	4.000%	8/15/37	2,885	3,244
	Pampa Independent School District GO	5.000%	8/15/32	1,000	1,200
	Pasadena Independent School District GO	5.000%	2/15/43	5,000	5,479
	Pasadena Independent School District GO, Prere.	5.000%	2/15/23	5,465	6,053
	Pasadena TX GO	4.000%	2/15/29	1,000	1,141
	Pasadena TX GO	4.000%	2/15/30	1,765	2,008
	Pearland Independent School District GO	5.000%	2/15/26	2,100	2,596
	Pearland Independent School District GO	5.000%	2/15/28	1,985	2,444
	Pearland Independent School District GO	5.000%	2/15/29	1,775	2,182
	Pearland Independent School District GO	5.000%	2/15/30	1,290	1,583
	Pearland Independent School District GO	4.000%	2/15/31	3,830	4,438
	Pearland Independent School District GO	5.000%	2/15/31	1,000	1,225
	Pearland TX GO	5.000%	3/1/30	9,575	11,622
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	3,130	3,661
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	7,507
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,355
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/33	5,675	6,226
	Pflugerville Independent School District GO	5.000%	2/15/23	2,000	2,214
	Pflugerville Independent School District GO	5.000%	2/15/31	2,795	3,570

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	6,561
	Pflugerville Independent School District GO	5.000%	2/15/34	3,000	3,971
	Pflugerville Independent School District GO	5.000%	2/15/37	4,380	5,275
	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	6,008
	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,606
	Plano Independent School District GO	5.000%	2/15/21	7,200	7,297
	Plano Independent School District GO	5.000%	2/15/28	12,745	15,757
	Port Arthur Independent School District GO	5.000%	2/15/24	1,700	1,957
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,772
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,501
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,754
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,399
	Prosper Independent School District GO	4.000%	2/15/32	3,290	4,014
	Prosper Independent School District GO	5.000%	2/15/37	2,260	2,828
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,121
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	1,122
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	1,017
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	705	792
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,584
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	1,026
	Richardson Independent School District GO	5.000%	2/15/21	3,000	3,041
	Round Rock Independent School District GO	5.000%	8/1/29	1,255	1,552
	Round Rock Independent School District GO	4.000%	8/1/32	5,050	6,173
	SA Energy Acquisition Public Facility Corp Natural Gas Revenue	5.500%	8/1/23	215	243
	SA Energy Acquisition Public Facility Corp Natural Gas Revenue	5.500%	8/1/26	7,000	8,686
	SA Energy Acquisition Public Facility Corp Natural Gas Revenue	5.500%	8/1/27	1,580	1,995
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	3,060	3,171
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	5,624
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	20,965	22,204
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	40,320	44,546
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	7,510	8,126
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	855	990
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	3,150	3,409
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.125%	12/1/26	4,000	4,046
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	15,029
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,725	9,132
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	19,025
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	4,000	4,982
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	13,824
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	2,710	3,098
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,424
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,780
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,000	11,523
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	16,005	21,006
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	24,048
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,920
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	20,547
	San Antonio TX GO	5.000%	2/1/23	12,630	13,963
	San Antonio TX GO	5.000%	2/1/24	8,010	9,227
	San Antonio TX GO	5.000%	2/1/25	10,000	11,966
	San Antonio TX GO	5.000%	2/1/26	4,300	4,944
	San Antonio TX GO	5.000%	2/1/26	5,800	6,927
	San Antonio TX GO	5.000%	2/1/27	4,915	5,863
	San Antonio TX GO	4.000%	8/1/35	9,170	10,897
	San Antonio TX GO, Prere.	4.000%	8/1/22	4,395	4,682
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,150	5,767
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,000	5,599
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,750	2,016
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,000	1,152
	San Antonio TX GO, Prere.	5.000%	2/1/24	2,100	2,419
	San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	6,664
	San Antonio TX Independent School District GO	5.000%	8/15/27	6,065	7,544
	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,826
	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	2,090
	San Antonio TX Independent School District GO	5.000%	8/15/30	3,035	3,731
	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,226
	San Antonio TX Independent School District GO	5.000%	8/15/32	4,525	5,797
	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,577
	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,569

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,342
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,398
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	7,730
	San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	8,663
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	8,022
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	3,407
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	5,557
	San Antonio Water System Water Revenue	4.000%	5/15/37	1,150	1,389
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	6,445
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	6,952
	San Antonio Water System Water Revenue	4.000%	5/15/40	19,000	21,315
	San Marcos TX GO	5.000%	8/15/25	1,530	1,861
	San Marcos TX GO	5.000%	8/15/26	1,610	2,012
	Socorro Independent School District GO	5.000%	8/15/29	4,005	5,054
	Socorro Independent School District GO	4.000%	8/15/31	9,000	10,756
	Socorro Independent School District GO	4.000%	8/15/32	3,000	3,566
	Socorro Independent School District GO	5.000%	8/15/34	4,605	5,849
	Socorro Independent School District GO	5.000%	8/15/35	4,435	5,614
	Socorro Independent School District GO	5.000%	8/15/36	4,305	5,429
	Socorro Independent School District GO	5.000%	8/15/39	9,335	11,671
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	5,222
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	973
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	3,103
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	862
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	3,314
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	932
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	2,006
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/31	3,440	3,643
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/32	3,530	3,721
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/33	3,760	3,949
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,478
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	3,042
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	560	691
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	200	250
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/30	500	631
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/31	425	494
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	450	514
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/34	225	256
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/35	225	255
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/36	350	395
	Spring Branch Independent School District GO	5.000%	2/1/21	2,500	2,529
	Spring Branch Independent School District GO	5.000%	2/1/26	3,465	4,263
	Spring Branch Independent School District GO	5.000%	2/1/28	2,010	2,598
[2]	Spring Branch Independent School District GO	5.000%	2/1/29	1,655	2,179
	Spring Branch Independent School District GO	5.000%	2/1/30	2,025	2,666
[2]	Spring Branch Independent School District GO	5.000%	2/1/30	1,160	1,555
	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	4,335
	Spring Independent School District GO	5.000%	8/15/24	5,145	6,058
	Spring Independent School District GO	5.000%	8/15/25	3,690	4,501
	Spring Independent School District GO	5.000%	8/15/28	7,850	9,462
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,859
	Spring Independent School District GO	5.000%	8/15/29	4,315	5,195
	Spring Independent School District GO	5.000%	8/15/32	6,165	7,386
	Spring Independent School District GO	5.000%	8/15/33	8,565	10,550
	Spring Independent School District GO	5.000%	8/15/34	8,995	11,068
	Spring Independent School District GO	5.000%	8/15/35	6,000	7,375
	Spring Independent School District GO	5.000%	8/15/36	6,915	8,491
	Spring Independent School District GO	5.000%	8/15/37	5,000	6,137
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	747
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,792
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,220
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,733
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,146
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,504
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	935	1,022
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	925	1,051
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	550	649
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	4,257
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,898

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	5,099
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	7,607
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,677
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	795	1,038
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/31	21,880	24,337
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,876
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	3,245
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	3,342
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,850	2,374
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,025	3,402
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,500	3,926
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,173
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	2,237
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	935
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	3,000	3,103
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	500	501
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.140%	11/2/20	12,290	12,290
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/4/20	4,100	4,100
[2]	Tarrant Regional Water District Water Revenue	5.000%	3/1/28	4,565	5,908
[2]	Tarrant Regional Water District Water Revenue	5.000%	3/1/29	4,825	6,367
[2]	Tarrant Regional Water District Water Revenue	4.000%	3/1/30	2,735	3,398
	Tarrant Regional Water District Water Revenue	5.000%	3/1/30	7,570	8,703
	Texas A&M University College & University Revenue	5.000%	5/15/22	10,935	11,736
	Texas A&M University College & University Revenue	4.000%	5/15/29	10,065	11,812
	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,686
	Texas GO	5.000%	8/1/21	365	378
	Texas GO	5.000%	8/1/21	1,995	2,066
	Texas GO	5.000%	10/1/21	3,550	3,704
	Texas GO	5.000%	4/1/22	10,290	10,980
	Texas GO	5.000%	4/1/22	14,010	14,949
	Texas GO	5.000%	8/1/22	885	958
	Texas GO	5.000%	8/1/22	1,000	1,083
	Texas GO	5.000%	10/1/22	19,055	20,783
	Texas GO	5.000%	10/1/22	7,000	7,635
	Texas GO	5.000%	10/1/23	13,260	15,071
	Texas GO	5.000%	4/1/24	6,230	7,222
	Texas GO	5.000%	10/1/24	2,020	2,341
	Texas GO	5.000%	10/1/24	20,700	24,466
	Texas GO	5.000%	10/1/24	4,000	4,728
	Texas GO	5.000%	4/1/25	3,855	4,641
	Texas GO	5.000%	4/1/25	10,050	11,635
	Texas GO	5.000%	10/1/25	33,710	39,800
	Texas GO	5.000%	10/1/25	5,435	6,658
	Texas GO	5.000%	10/1/25	16,250	19,908
	Texas GO	5.000%	4/1/26	13,560	15,689
	Texas GO	5.000%	10/1/26	8,000	9,442
	Texas GO	5.000%	10/1/27	5,320	6,304
	Texas GO	5.000%	10/1/27	2,000	2,441
	Texas GO	4.000%	10/1/30	3,500	3,979
	Texas GO	5.000%	10/1/30	17,430	22,147
	Texas GO	5.000%	4/1/32	15,000	18,332
	Texas GO	5.000%	10/1/32	12,225	15,431
	Texas GO	5.000%	4/1/33	5,000	6,087
	Texas GO	4.000%	10/1/33	3,500	4,112
	Texas GO	5.000%	10/1/33	7,560	9,521
	Texas GO	5.000%	4/1/34	4,010	4,870
	Texas GO	5.000%	10/1/34	11,795	14,823
	Texas GO	5.000%	4/1/36	13,000	15,712
	Texas GO	5.000%	4/1/36	19,300	23,326
	Texas GO	5.000%	4/1/37	8,000	9,650
	Texas GO	5.000%	4/1/38	4,300	5,179
	Texas GO	5.000%	4/1/39	10,450	12,569
	Texas GO VRDO	0.140%	11/4/20	43,585	43,585
	Texas GO, Prere.	4.000%	4/1/24	5,000	5,629
	Texas GO, Prere.	5.000%	4/1/24	32,025	37,141
	Texas GO, Prere.	5.000%	4/1/24	10,015	11,615
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/20	5,000	5,024

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	6,000	6,278
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	4,400	4,782
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	8,000	8,690
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	5,000	5,415
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,500	8,092
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	12,000	12,915
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	8,190	8,789
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	21,255	22,747
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	16,150	17,213
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/21	10,820	11,360
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/22	4,090	4,471
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,650	1,875
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	26,350	30,849
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	450	451
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	600	602
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	450	451
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	550	552
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/31	550	552
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/32	475	477
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/33	500	502
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/34	1,000	1,003
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/35	700	702
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/36	785	788
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/37	590	592
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	5,903
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	1,000	1,257
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	7,000	8,186
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	5,250	6,118
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,250	4,900
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	7,468
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,150	10,466
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	13,694
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	17,051
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	10,837
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	9,175	10,405
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	7,926
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	6,370	7,190
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	9,443
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	7,926
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	2,125	2,382
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	8,100
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	6,719
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	7,775	8,648
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	5,875	6,535
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	3,334
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,969
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,848
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	4,185
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,883
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,378
	Texas State University System College & University Revenue	5.000%	3/15/35	1,705	2,069
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,815
	Texas State University System College & University Revenue, Prere.	5.000%	3/15/21	3,870	3,938
	Texas State University System College & University Revenue, Prere.	5.000%	3/15/21	4,480	4,558
	Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	765	849
	Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,215	1,349
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/22	13,650	14,567
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	5,610	6,246
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	5,500	6,374
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	35,325	41,736
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	26,135	31,989
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	5,563
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,739
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	12,175	12,577
[4,7]	Texas Water Development Board Revenue TOB VRDO	0.160%	11/5/20	3,100	3,100
	Texas Water Development Board Water Revenue	5.000%	10/15/21	3,340	3,492
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,030	2,313
	Texas Water Development Board Water Revenue	5.000%	8/1/24	3,435	4,037
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,385	2,825

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,520	1,830
	Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	7,495
	Texas Water Development Board Water Revenue	5.000%	4/15/25	5,510	6,634
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,670	3,271
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,710	3,320
	Texas Water Development Board Water Revenue	5.000%	4/15/26	2,500	3,103
	Texas Water Development Board Water Revenue	5.000%	4/15/26	4,765	5,915
	Texas Water Development Board Water Revenue	5.000%	4/15/26	4,870	6,046
	Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	16,207
	Texas Water Development Board Water Revenue	5.000%	8/1/26	3,865	4,835
	Texas Water Development Board Water Revenue	5.000%	8/1/26	500	626
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	12,575
	Texas Water Development Board Water Revenue	5.000%	8/1/27	4,845	6,215
	Texas Water Development Board Water Revenue	5.000%	8/1/27	1,250	1,603
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	9,959
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	5,266
	Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	8,643
	Texas Water Development Board Water Revenue	5.000%	8/1/30	2,125	2,891
	Texas Water Development Board Water Revenue	4.000%	10/15/31	2,120	2,505
	Texas Water Development Board Water Revenue	5.000%	10/15/31	5,605	7,206
	Texas Water Development Board Water Revenue	5.000%	10/15/31	8,090	9,796
	Texas Water Development Board Water Revenue	5.000%	8/1/32	3,340	4,467
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,000	8,360
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	6,100
	Texas Water Development Board Water Revenue	4.000%	10/15/33	9,000	10,810
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	4,317
	Texas Water Development Board Water Revenue	3.000%	10/15/34	7,230	8,201
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	6,985
	Texas Water Development Board Water Revenue	4.000%	10/15/34	18,500	22,169
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,270	7,078
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	7,114
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	42,409
	Texas Water Development Board Water Revenue	4.000%	10/15/35	9,000	10,511
	Texas Water Development Board Water Revenue	3.000%	10/15/36	10,000	11,234
	Texas Water Development Board Water Revenue	4.000%	10/15/36	8,690	10,334
	Texas Water Development Board Water Revenue	4.000%	10/15/36	3,895	4,537
	Texas Water Development Board Water Revenue	3.000%	10/15/37	10,000	11,191
	Texas Water Development Board Water Revenue	3.000%	10/15/38	7,500	8,355
	Texas Water Development Board Water Revenue	3.000%	10/15/40	1,795	1,986
	Tomball Independent School District GO	5.000%	2/15/23	5,000	5,532
	Tomball Independent School District GO	5.000%	2/15/24	10,000	11,516
	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,171
	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,250
	Travis County TX GO	5.000%	3/1/23	4,200	4,660
	Travis County TX GO	5.000%	3/1/27	2,510	3,104
	Travis County TX GO	5.000%	3/1/28	6,180	7,632
	Travis County TX GO	5.000%	3/1/31	5,065	6,624
	Travis County TX GO	5.000%	3/1/33	15,910	20,564
	Travis County TX GO	5.000%	3/1/37	8,930	11,411
[2]	Trinity River Authority Central Regional Wastewater System Ad Valorem Property Tax Revenue	5.000%	8/1/29	3,000	3,987
[2]	Trinity River Authority Central Regional Wastewater System Ad Valorem Property Tax Revenue	5.000%	8/1/30	2,845	3,845
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	8,700
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	5,191
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	4,470
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	5,688
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,974
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	5,021
	Tyler Independent School District GO	5.000%	2/15/26	1,015	1,209
	University of Houston College & University Revenue	5.000%	2/15/28	2,500	3,051
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,883
	University of Houston College & University Revenue	5.000%	2/15/29	1,210	1,468
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	10,196
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	5,424
	University of Houston College & University Revenue	3.000%	2/15/32	12,375	13,640
	University of Houston College & University Revenue	4.000%	2/15/32	4,875	5,413
	University of Houston College & University Revenue	4.000%	2/15/32	11,375	12,747
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	11,238
	University of Houston College & University Revenue	4.000%	2/15/33	10,000	11,161
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,955

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	11,824
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	16,771
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	17,712
	University of Houston College & University Revenue, Prere.	5.000%	2/15/21	255	258
	University of Houston College & University Revenue, Prere.	5.000%	2/15/21	4,745	4,808
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	4,529
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,217
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,790
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,365
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	3,095
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	2,016
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,466
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	2,212
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,574
	University of Texas System College & University Revenue	5.000%	8/15/22	2,915	3,163
	University of Texas System College & University Revenue	5.000%	8/15/22	1,000	1,085
	University of Texas System College & University Revenue	5.000%	8/15/22	1,550	1,682
	University of Texas System College & University Revenue	5.000%	8/15/22	5,030	5,459
	University of Texas System College & University Revenue	5.000%	8/15/23	9,030	10,226
	University of Texas System College & University Revenue	5.000%	8/15/24	2,320	2,733
	University of Texas System College & University Revenue	5.000%	8/15/24	8,235	9,703
	University of Texas System College & University Revenue	5.000%	8/15/24	3,450	4,065
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	6,711
	University of Texas System College & University Revenue	5.000%	8/15/25	3,760	4,588
	University of Texas System College & University Revenue	5.000%	8/15/25	2,950	3,600
	University of Texas System College & University Revenue	5.000%	8/15/25	10,190	12,434
	University of Texas System College & University Revenue	5.000%	8/15/26	5,490	6,882
	University of Texas System College & University Revenue	5.000%	8/15/26	1,495	1,874
	University of Texas System College & University Revenue	5.000%	8/15/26	6,500	8,148
	University of Texas System College & University Revenue	5.000%	8/15/26	6,140	7,697
	University of Texas System College & University Revenue	5.000%	8/15/27	10,045	12,882
	University of Texas System College & University Revenue	5.000%	8/15/27	2,300	2,950
	University of Texas System College & University Revenue	5.000%	8/15/29	2,535	3,206
	University of Texas System College & University Revenue	5.000%	8/15/33	10,420	13,626
	University of Texas System College & University Revenue VRDO	0.130%	11/5/20	6,415	6,415
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	9,835	10,666
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	4,180	4,533
	Victoria Independent School District GO	5.000%	2/15/24	1,000	1,152
	Waco TX GO	5.000%	2/1/27	2,610	3,301
[3]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,411
[3]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	3,074
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,462
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,710
	Wichita Falls Independent School District GO	5.000%	2/1/24	1,670	1,921
	Williamson County TX GO	5.000%	2/15/23	6,000	6,365
	Wylie Independent School District GO	5.000%	8/15/32	2,515	3,299
	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,866
	Wylie Independent School District GO	5.000%	8/15/34	1,700	2,213
	Ysleta Independent School District GO	5.000%	8/15/34	1,750	2,139
	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,537
	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,856
					6,974,726
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	7,000	8,741
	Alpine UT School District GO	5.000%	3/15/30	3,450	4,433
	Canyons School District (Utah School Board Guaranty Program) GO	5.000%	6/15/27	1,800	2,317
	Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,055
	Central Utah Water Conservancy District GO	5.000%	4/1/28	765	779
	Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,128
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/32	4,080	4,822
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	3,007
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,698
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,512
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/36	3,345	3,900
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	3,025
	Central Utah Water Conservancy District Water Revenue, Prere	5.000%	10/1/22	4,640	5,055
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,165
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,157
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,556

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/36	1,000	1,149
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,640
Metropolitan Water District of Salt Lake & Sandy Water Revenue, Prere.	5.000%	7/1/22	2,000	2,157
Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	2,179
Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	2,071
Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,552
Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,916
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,377
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,338
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,230
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,331
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,529
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,415
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/33	1,120	1,456
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,125	1,457
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,356
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,470
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	2,134
University of Utah College & University Revenue	5.000%	8/1/28	565	743
University of Utah College & University Revenue	5.000%	8/1/29	555	743
University of Utah College & University Revenue	5.000%	8/1/30	540	736
University of Utah College & University Revenue	5.000%	8/1/32	1,415	1,896
University of Utah College & University Revenue	5.000%	8/1/33	1,000	1,331
University of Utah College & University Revenue	5.000%	8/1/34	1,200	1,591
University of Utah College & University Revenue	5.000%	8/1/35	1,010	1,333
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,060	4,411
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,260	4,629
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	846
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,483
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,733
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,561
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,357
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,330	1,746
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,473
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,060	1,378
Utah GO	5.000%	7/1/22	5,100	5,503
Utah GO	5.000%	7/1/23	14,500	16,333
Utah GO	5.000%	7/1/24	5,095	5,976
Utah GO	5.000%	7/1/24	9,000	10,557
Utah GO	5.000%	7/1/25	5,000	6,090
Utah GO	5.000%	7/1/27	2,750	3,543
Utah GO	5.000%	7/1/32	10,000	13,015
Utah State Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	10,800
Utah State Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,200
Utah State University College & University Revenue	4.000%	12/1/32	1,295	1,516
Utah State University College & University Revenue	3.000%	12/1/33	1,965	2,087
Utah State University College & University Revenue	3.000%	12/1/34	2,025	2,137
Utah State University College & University Revenue	3.000%	12/1/35	2,085	2,183
Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/37	1,885	2,165
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,150	5,039
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,682
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,000	2,405
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,120	3,527
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,768
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,225
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,708
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,250	2,732
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	8,112
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	5,483
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	12,544
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	12,762
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	8,628
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/35	5,215	6,413
Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	15,200	15,200
				295,430
Vermont (0.1%)
University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	3,863
University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	4,497
University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	2,379

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue	5.000%	11/1/31	4,130	4,446
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,268
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,377
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,494
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,624
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,816
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,949
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/34	7,910	9,190
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,897
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	4,549
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,863
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,891
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/31	2,265	2,833
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,897
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,221
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,358
					55,412
Virginia (2.3%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	33,030	33,030
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	799
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	925
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	917
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	974
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,547
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,548
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,269
	Arlington County VA GO	5.000%	8/15/25	2,445	3,000
	Arlington County VA GO	4.000%	6/15/32	8,590	10,554
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/23	1,600	1,702
	Chesapeake VA GO	5.000%	8/1/26	3,670	4,620
	Chesapeake VA GO	5.000%	8/1/29	3,045	3,903
	Commonwealth of Virginia GO	4.000%	6/1/24	10,145	11,122
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/22	8,045	8,776
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/24	5,195	6,140
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/33	2,000	2,337
	Fairfax County VA GO	5.000%	10/1/21	1,075	1,122
	Fairfax County VA GO	5.000%	10/1/21	4,315	4,502
	Fairfax County VA GO	5.000%	10/1/23	10,000	11,379
	Fairfax County VA GO	4.000%	10/1/25	4,000	4,685
	Fairfax County VA GO	5.000%	10/1/25	4,000	4,736
	Fairfax County VA GO	5.000%	10/1/25	5,000	6,088
	Fairfax County VA GO	5.000%	10/1/26	4,285	5,074
	Fairfax County VA GO	4.000%	10/1/27	1,505	1,778
	Fairfax County VA GO	5.000%	10/1/28	4,630	6,151
	Fairfax County VA GO	4.000%	10/1/30	11,420	13,624
	Fairfax County VA GO	5.000%	10/1/30	6,000	7,792
	Fairfax County VA GO	4.000%	10/1/31	11,420	13,561
	Fairfax County VA GO	5.000%	10/1/31	8,075	10,439
	Fairfax County VA GO	4.000%	10/1/32	10,000	11,814
	Fairfax County VA GO	5.000%	10/1/33	9,630	12,591
	Fairfax County VA GO	5.000%	10/1/38	5,730	7,528
	Fairfax County Water Authority Water Revenue, Prere.	5.000%	4/1/22	2,500	2,668
	Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/28	1,950	2,145
	Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/29	2,165	2,389
	Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/30	1,275	1,397
	Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/31	2,390	2,604
	Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/32	2,510	2,720
	Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/33	2,635	2,840
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/23	2,500	2,774
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/37	7,260	9,028
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	46,500	50,070
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	270	276
[2]	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,850

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,594
[2]	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	543
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/28	3,205	3,993
	Loudoun County VA GO	5.000%	12/1/25	10,100	12,462
	Loudoun County VA GO	5.000%	12/1/28	1,000	1,332
	Loudoun County VA GO	3.000%	12/1/32	7,535	8,448
	Loudoun County VA GO	3.000%	12/1/33	7,535	8,409
	Loudoun County VA GO	3.000%	12/1/34	3,770	4,197
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,997
[2]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/28	1,805	2,134
[2]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/29	2,030	2,418
[2]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/30	2,605	3,126
[2]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/31	1,500	1,773
[2]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/32	780	914
[2]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/34	1,320	1,519
[2]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/35	1,155	1,324
[2]	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/36	1,475	1,685
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,861
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,750	1,918
	Newport News VA GO	5.000%	8/1/29	2,970	3,787
	Newport News VA GO	4.000%	2/1/30	1,000	1,243
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	4,500	5,748
	Norfolk VA GO	5.000%	8/1/30	2,360	3,076
	Norfolk VA GO	5.000%	8/1/31	3,815	4,945
	Norfolk VA GO	5.000%	8/1/32	3,700	4,768
	Norfolk VA GO	5.000%	8/1/36	5,475	6,950
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,750	3,240
	Norfolk VA GO, Prere.	5.000%	9/1/24	5,485	6,463
	Norfolk VA GO, Prere.	5.000%	9/1/24	4,410	5,196
	Norfolk VA GO, Prere.	5.000%	9/1/24	5,345	6,298
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,357
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,357
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,535
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,535
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,357
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,535
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,535
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	5,635
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	7,690
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	5,373
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	8,939
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	9,409
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,874
	Norfolk VA Water Revenue	5.000%	11/1/25	15,935	19,649
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	11,023
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,713
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,503
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,463
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,579
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,702
[7]	Peninsula Town Center Community Development Authority	4.500%	9/1/28	725	744
[7]	Peninsula Town Center Community Development Authority	5.000%	9/1/37	1,750	1,822
	Richmond VA GO	5.000%	3/1/25	2,535	3,048
	Richmond VA GO	5.000%	3/1/26	3,440	4,277
	Richmond VA GO	5.000%	3/1/31	1,100	1,531
	Richmond VA GO, Prere.	5.000%	3/1/23	7,685	8,528
	Richmond VA GO, Prere.	5.000%	3/1/23	9,120	10,120
	Richmond VA GO, Prere.	5.000%	3/1/23	4,525	5,021
	Richmond VA Public Utility Water Revenue	5.000%	1/15/28	4,000	4,918
	Richmond VA Public Utility Water Revenue	5.000%	1/15/29	10,010	12,301
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,500	2,571
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,040	3,257
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,496
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,475	1,572
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	700	824
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,520	1,774
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,550	1,803
	Salem VA GO	5.000%	5/1/28	2,450	3,189
[2]	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	2,333

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/34	2,125	2,393
[2]	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/35	2,185	2,449
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,182
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	2,062
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,795
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,844
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,163
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,901
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,894
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/32	1,180	1,332
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	863
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,124
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,288
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,346
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	805
	Virginia Beach VA GO	5.000%	5/1/22	4,300	4,603
	Virginia Beach VA GO	5.000%	5/1/23	4,300	4,805
	Virginia Beach VA GO	5.000%	5/1/24	4,300	5,003
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/37	3,530	3,921
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/39	3,745	4,123
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/40	3,860	4,234
	Virginia Beach VA Water & Sewer System Water Revenue	5.000%	10/1/25	2,750	3,370
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	1,045	1,107
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	2,495	2,977
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	23,594
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	30,045	37,178
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	5,000	6,178
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	7,500	9,737
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/30	4,080	4,683
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/31	4,300	4,917
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	18,335	20,197
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	20,225	23,033
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	20,573
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	21,035	23,860
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/34	7,000	7,648
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	10,650
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,115	7,752
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	8,690	9,430
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	13,000	14,052
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/24	20,605	23,758
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	21,385	25,619
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/29	16,065	18,888
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/34	24,410	28,040
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/21	5,840	5,909
	Virginia College Building Authority College & University Revenue	5.000%	9/1/22	16,895	18,364
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	6,085	7,601
	Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	5,241
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	3,204
	Virginia College Building Authority College & University Revenue	4.000%	9/1/36	6,500	7,631
	Virginia College Building Authority College & University Revenue, ETM	5.000%	9/1/22	1,105	1,197
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	10,020	11,202
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	4,370	5,268
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	3,015	3,747
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	5,674
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	4,605	5,875
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	6,774
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	7,887
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/30	10,190	11,960
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	12,368
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	7,000	7,746
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,020	12,794
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,855	13,483
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	10,229
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	11,496
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	9,382
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/23	3,520	3,935
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/24	6,845	7,960
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,848
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	6,016

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	9,043
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	13,765	14,119
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	30,140	30,916
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	21,000	22,529
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	12,560	13,474
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	10,000	10,728
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/21	2,000	2,082
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/26	9,230	11,421
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/27	3,585	4,461
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/29	8,465	10,507
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	2,000	2,475
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/22	2,000	2,130
[1]	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	15,155	18,480
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	18,629
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	12,736
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	16,653
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,040	12,917
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/28	12,075	15,480
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,790	3,037
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,040	5,486
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,100	2,286
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	1,800	1,959
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,035	5,480
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,000	2,177
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,260	5,725
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,279
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	2,160
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,408
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	2,042
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	3,377
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,697
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	9,165	9,491
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	8,055	8,341
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	8,500	9,996
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	4,438
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	7,053
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	6,100	8,030
	Virginia Public School Authority Ad Valorem Property Tax Revenue	5.000%	3/1/22	3,780	4,019
	Virginia Public School Authority Appropriations Revenue	5.000%	4/15/24	10,000	11,584
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	25,225	27,291
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	12,240	13,814
	Virginia Public School Authority Lease Revenue	5.000%	8/1/24	6,400	7,498
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	2,235	2,729
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	6,420	7,796
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	5,770	7,007
	Virginia Public School Authority Lease Revenue	5.000%	3/1/26	5,125	6,375
	Virginia Public School Authority Lease Revenue	3.000%	8/1/26	11,935	13,006
	Virginia Public School Authority Lease Revenue	5.000%	8/1/29	8,500	10,661
	Virginia Public School Authority Lease Revenue	4.000%	3/1/31	5,795	6,935
	Virginia Public School Authority Lease Revenue	3.000%	8/1/31	6,010	6,611
	Virginia Public School Authority Lease Revenue	5.000%	8/1/31	4,630	6,135
	Virginia Public School Authority Lease Revenue	4.000%	3/1/32	5,795	6,897
	Virginia Public School Authority Lease Revenue	5.000%	8/1/32	4,775	6,286
	Virginia Public School Authority Lease Revenue	3.000%	10/1/33	5,455	6,197
	Virginia Public School Authority Lease Revenue	3.000%	8/1/35	3,750	4,115
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	8,500	9,273
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	7,870	8,585
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	6,005	6,833
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	9,985	11,362
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/36	1,750	1,950
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/37	2,000	2,220
[2]	Virginia Resources Authority Lease Revenue	5.000%	11/1/28	3,305	4,363
[2]	Virginia Resources Authority Lease Revenue	5.000%	11/1/29	3,030	4,080
[2]	Virginia Resources Authority Lease Revenue	5.000%	11/1/30	3,450	4,734
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	230	251
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	140	153
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	7,245	7,920
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	4,255	4,651
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	5,000	5,823

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	6,964
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	5,000	5,784
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,420	26,584
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,496
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,502
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,891
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,459
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	14,397
					1,788,676
Washington (2.6%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,489
	Bellevue WA GO	5.000%	12/1/37	6,265	6,681
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/26	400	484
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/27	700	868
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/28	325	410
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/29	750	961
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/30	750	979
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/31	600	792
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/32	650	852
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/33	600	782
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/34	625	812
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/35	700	905
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	933
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	1,026
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/38	575	735
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/39	625	796
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	825
[2]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	885
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,100	1,345
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,649
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,519
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	1,300	1,616
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	3,191
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,989
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	3,365
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	3,151
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	5,856
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	7,779
	Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	10,021
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	5,194
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	3,245
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/22	3,420	3,687
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	3,825	4,302
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,861
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/26	10,000	10,299
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	6,000	6,926
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/31	10,150	11,685
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	5,025	5,765
	Energy Northwest Nuclear Revenue	4.000%	7/1/23	5,725	6,287
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,840	2,154
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	5,520	6,462
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	38,590	48,003
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,885
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,203
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	10,638
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	7,567
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	32,344
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	42,585	54,311
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	2,445	2,967
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,355	2,944
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	19,010	22,079
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	8,530	9,154
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	26,624
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	22,067
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	13,010	15,085
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	7,683
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,243
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,173
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,405

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,840
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,897
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	13,580
	King County School District No. 401 Highline GO	5.000%	12/1/24	7,105	7,786
	King County School District No. 401 Highline GO	5.000%	12/1/25	13,000	14,239
	King County School District No. 403 Renton GO	4.000%	12/1/34	1,475	1,793
	King County School District No. 405 Bellevue GO	5.000%	12/1/22	3,035	3,331
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	4,200	4,805
	King County School District No. 405 Bellevue GO, Prere.	5.000%	6/1/21	16,505	16,960
	King County School District No. 405 Bellevue GO, Prere.	5.000%	6/1/21	17,335	17,813
	King County School District No. 405 Bellevue GO, Prere.	5.000%	6/1/21	18,200	18,702
	King County School District No. 411 Issaquah GO	4.000%	12/1/28	11,910	12,867
	King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,579
	King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,767
	King County School District No. 414 Lake Washington GO	5.000%	12/1/20	5,615	5,636
	King County School District No. 414 Lake Washington GO	5.000%	12/1/21	14,785	15,542
[2]	King County WA GO	5.000%	12/1/28	1,315	1,741
[2]	King County WA GO	5.000%	12/1/29	1,375	1,854
[2]	King County WA GO	5.000%	12/1/30	1,445	1,983
	King County WA GO, Prere.	5.000%	7/1/22	4,140	4,466
	King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,819
	King County WA Sewer Revenue	4.000%	7/1/32	5,460	6,271
	King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,955
	King County WA Sewer Revenue	4.000%	7/1/33	12,500	14,302
	King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,381
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/32	1,025	1,207
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,820
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	4,014
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	4,025
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,270
	North Thurston Public Schools GO	5.000%	12/1/28	1,000	1,322
	Pierce County School District No. 10 Tacoma GO	5.000%	12/1/20	3,700	3,714
	Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	6,500	7,121
	Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	13,383
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	1,115
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,703
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,583
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	3,031
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	12/1/20	3,200	3,212
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	6/1/22	2,000	2,004
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	12/1/22	5,525	5,543
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	2,091
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	1,515	1,761
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,560
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,222
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,152
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	8,650	9,299
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	2,041
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/28	7,485	8,046
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,313
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,688
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	6/1/30	6,000	6,011
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	8,000	8,589
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,560	5,960
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,141
	Seattle WA Water System Water Revenue	5.000%	9/1/23	14,315	15,550
	Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	2,029
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,509
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	4,177
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	4,256
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/30	3,000	3,446
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/31	3,650	4,187
	Snohomish County WA GO	4.000%	12/1/26	3,515	3,824
	Spokane WA Water & Wastewater Water Revenue	3.000%	12/1/26	2,900	3,177
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	5,000	5,347
	Thurston County School District No. 111 Olympia GO	4.000%	12/1/32	3,150	3,686
	University of Washington College & University Revenue	5.000%	7/1/27	6,935	7,443
	University of Washington College & University Revenue	5.000%	4/1/28	10,195	10,391
	University of Washington College & University Revenue	5.000%	7/1/28	11,490	12,312

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Washington College & University Revenue	5.000%	12/1/28	955	1,190
	University of Washington College & University Revenue	5.000%	7/1/29	7,500	8,027
	University of Washington College & University Revenue	5.000%	4/1/30	9,315	9,494
	University of Washington College & University Revenue	5.000%	7/1/30	10,495	11,219
	University of Washington College & University Revenue	5.000%	4/1/31	10,500	10,702
	University of Washington College & University Revenue	5.000%	4/1/32	11,375	11,594
	University of Washington College & University Revenue	5.000%	7/1/32	5,000	5,335
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,661
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,800
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,534
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,709
	Washington GO	5.000%	8/1/21	5,600	5,799
	Washington GO	5.000%	7/1/22	10,015	10,801
	Washington GO	5.000%	7/1/22	20,110	21,689
	Washington GO	5.000%	7/1/22	23,575	25,426
	Washington GO	5.000%	8/1/22	5,470	5,921
	Washington GO	5.000%	7/1/23	10,025	10,812
	Washington GO	5.000%	8/1/23	5,435	5,883
	Washington GO	5.000%	7/1/24	5,135	5,537
	Washington GO	5.000%	7/1/24	3,025	3,541
	Washington GO	5.000%	8/1/24	2,375	2,681
	Washington GO	5.000%	7/1/25	50,585	59,194
	Washington GO	5.000%	8/1/25	10,000	12,164
	Washington GO	5.000%	6/1/26	3,070	3,824
	Washington GO	5.000%	8/1/26	6,175	6,675
	Washington GO	5.000%	8/1/26	12,370	15,475
	Washington GO	5.000%	8/1/26	8,850	11,072
	Washington GO	4.000%	7/1/27	27,500	29,103
	Washington GO	5.000%	7/1/27	8,655	10,282
	Washington GO	5.000%	7/1/27	14,900	17,700
	Washington GO	5.000%	7/1/27	5,010	5,952
	Washington GO	5.000%	8/1/27	7,495	9,101
	Washington GO	5.000%	8/1/27	14,675	18,845
[2]	Washington GO	5.000%	6/1/28	3,400	4,395
	Washington GO	4.000%	7/1/28	10,000	10,571
	Washington GO	4.000%	7/1/28	26,080	27,570
	Washington GO	5.000%	7/1/28	19,745	23,429
	Washington GO	5.000%	8/1/28	7,050	8,550
	Washington GO	5.000%	8/1/28	20,210	24,510
	Washington GO	5.000%	6/1/29	10,545	10,830
[2]	Washington GO	5.000%	6/1/29	3,215	4,238
	Washington GO	4.000%	7/1/29	9,000	9,766
	Washington GO	5.000%	2/1/30	8,545	9,802
	Washington GO	5.000%	2/1/30	13,740	16,319
[2]	Washington GO	5.000%	6/1/30	2,800	3,758
	Washington GO	5.000%	7/1/30	8,015	9,478
	Washington GO	5.000%	7/1/30	6,975	8,551
	Washington GO	5.000%	8/1/30	11,495	14,562
	Washington GO	5.000%	6/1/31	5,250	5,392
[2]	Washington GO	5.000%	6/1/31	2,400	3,196
	Washington GO	4.000%	7/1/31	23,685	26,332
	Washington GO	5.000%	7/1/31	3,000	3,542
	Washington GO	5.000%	7/1/31	12,950	15,290
	Washington GO	5.000%	8/1/31	13,860	16,170
	Washington GO	5.000%	8/1/31	13,085	16,546
	Washington GO	5.000%	8/1/31	32,640	41,273
	Washington GO	5.000%	6/1/32	5,500	5,648
[2]	Washington GO	5.000%	6/1/32	3,070	4,051
	Washington GO	5.000%	8/1/32	29,775	33,411
	Washington GO	5.000%	8/1/32	26,855	33,783
	Washington GO	5.000%	8/1/33	6,800	7,624
	Washington GO	5.000%	8/1/33	5,020	6,200
[2]	Washington GO	5.000%	6/1/34	4,000	5,229
	Washington GO	5.000%	8/1/34	11,640	13,044
	Washington GO	5.000%	8/1/34	5,015	6,181
[2]	Washington GO	5.000%	6/1/35	2,500	3,257
	Washington GO	5.000%	8/1/35	2,530	3,110
[2]	Washington GO	5.000%	6/1/36	3,800	4,929
	Washington GO	5.000%	8/1/36	10,000	12,651

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Washington GO	5.000%	6/1/37	4,500	5,815
	Washington GO	5.000%	8/1/37	10,005	12,618
	Washington GO	5.000%	8/1/37	15,000	17,336
	Washington GO	5.000%	2/1/38	12,245	14,335
[2]	Washington GO	5.000%	6/1/38	3,000	3,864
	Washington GO	5.000%	8/1/38	18,960	23,844
	Washington GO	5.000%	8/1/38	16,840	19,429
	Washington GO	5.000%	2/1/39	12,860	15,032
[2]	Washington GO	5.000%	6/1/39	3,250	4,172
	Washington GO	5.000%	8/1/39	6,095	7,425
	Washington GO, Prere.	5.000%	2/1/21	10,000	10,118
	Washington GO, Prere.	5.000%	2/1/21	9,650	9,764
	Washington GO, Prere.	5.000%	2/1/22	6,170	6,535
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,055	2,341
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,309
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	3,092
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,342
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	2,053
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,622
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,941
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	562
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,484
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,495
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,530	3,156
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	5,265
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,195	1,497
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	743
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,672
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	2,008
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	4,336
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	4,431
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,841
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	535
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	5,084
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	4,511
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,934
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	2,280
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	424
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	5,056
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,532
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,573
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	291
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	3,204
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,723
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,572
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	4,015
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	2,155
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,754
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	766
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,468
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	637
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	11,473
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	506
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	23,386
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	629
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	2,105	2,556
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	4,415	5,360
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	9,680	11,641
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	938
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,868
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,000	4,841
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,244
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,500	5,430
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,200	1,486
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,229
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/21	2,750	2,836
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,000	7,856
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	7,150	8,258
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,000	9,473

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,500	1,706
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,710	1,983
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,045	1,212
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,550
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	1,435	1,735
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,683
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	1,196
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	2,200	2,621
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	1,175	1,396
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,450
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	1,180
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,277
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,761
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,936
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,801
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/36	545	622
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/37	945	1,075
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,030	1,169
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,755
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	3,340	3,458
[7]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	986
[7]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	843
	Washington State University College & University Revenue	5.000%	10/1/28	3,070	3,202
	Washington State University College & University Revenue	5.000%	10/1/28	1,000	1,305
	Washington State University College & University Revenue	5.000%	10/1/29	3,070	3,202
	Washington State University College & University Revenue	5.000%	10/1/30	3,140	3,275
	Washington State University College & University Revenue	5.000%	10/1/31	3,170	3,306
					2,014,738
West Virginia (0.6%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,427
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,326
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,569
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/21	11,210	11,647
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/22	5,160	5,601
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/25	4,130	5,012
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	8,067
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	6,014
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,697
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,712
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	4,100	4,297
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	6,642
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	7,409
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	6,246
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	7,025	8,108
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	8,379
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	9,003
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	9,326
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	7,919
	West Virginia GO	5.000%	12/1/33	10,035	12,755
	West Virginia GO	5.000%	12/1/35	16,375	20,691
	West Virginia GO	5.000%	6/1/36	14,890	18,781
	West Virginia GO	5.000%	6/1/37	2,935	3,690
	West Virginia GO	5.000%	12/1/37	16,020	20,487
	West Virginia GO	5.000%	6/1/38	13,920	17,774
	West Virginia GO	5.000%	12/1/38	16,835	21,464
	West Virginia GO	5.000%	6/1/39	17,255	21,967
	West Virginia GO	5.000%	12/1/39	17,685	22,481
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,126
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,967
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,593
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,934
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,124
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,902
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,124
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	2,061
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	2,096
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	2,316

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,499
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,894
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	3,423
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,551
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,491
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	3,382
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,897
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,765
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,551
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,464
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,525	3,932
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	6,567
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,260	7,613
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,891
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,734
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,500	3,003
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	9,754
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,250	2,686
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	5,019
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	11/5/20	6,650	6,650
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,400
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,546
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	1,010	1,269
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,542
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,872
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26	2,590	3,219
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27	2,720	3,467
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28	2,855	3,707
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	3,000	3,130
	West Virginia University College & University Revenue PUT	5.000%	10/1/29	23,125	29,107
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	3,194
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/31	3,435	3,980
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	4,264
					443,197
Wisconsin (1.7%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	2,201
	Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,326
	Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,324
	Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,741
	Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,739
	Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,737
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	4,254
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	4,403
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	4,570
	Madison WI Area Technical College GO	5.000%	3/1/22	4,055	4,309
	Madison WI Area Technical College GO	5.000%	3/1/23	4,345	4,815
	Madison WI Area Technical College GO	4.000%	3/1/24	4,590	5,145
	Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,466
	Madison WI Area Technical College GO	4.000%	3/1/27	5,340	6,457
	Madison WI Area Technical College GO	4.000%	3/1/28	5,530	6,688
	Madison WI GO	3.000%	10/1/21	8,045	8,248
	Madison WI GO	4.000%	10/1/26	6,540	7,858
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	6,069
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	13,395
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	17,275
	Milwaukee Metropolitan Sewerage District GO	5.250%	10/1/22	2,690	2,947
	Milwaukee WI GO	4.000%	4/1/32	6,100	6,996
	Milwaukee WI GO	3.000%	4/1/33	4,825	5,189
	Milwaukee WI GO	3.000%	4/1/34	4,825	5,155
	Neenah Joint School District GO	3.000%	3/1/30	4,600	5,155
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,653
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,093
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,235
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,741
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	350	375
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	280	312
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,540
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	7,455
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	5,750

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,695	5,315
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	8,162
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,595	2,973
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,255
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	5,015
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,277
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,475	1,706
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	954
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	8,926
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,792
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,585	2,998
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	949
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,225	1,569
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	911
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,860	2,362
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	624
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	11,439
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	6,929
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	600	746
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,886
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	700	868
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,607
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	901
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,500	4,356
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,235
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	4,865	5,528
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,348
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	3,375	4,174
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,441
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	6,907
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	1,145	1,394
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	9,082
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	28,945	28,945
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/2/20	34,240	34,240
	Verona Area School District GO	5.000%	4/1/26	3,485	4,303
	West De Pere School District GO	5.000%	4/1/30	3,820	4,888
	West De Pere School District GO	4.000%	4/1/31	3,245	3,831
	Wisconsin Appropriations Revenue	5.000%	5/1/28	2,500	3,167
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	836
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	310
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	838
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	550	421
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,350	990
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	733
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	986
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,500	1,054
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,684
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	912
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,297
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	996
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	1,940
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	926
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,381
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	1,600	914
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,413
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	1,600	875
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,268
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	1,705	891
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	2,734
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	1,650	825
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	2,987
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	5,230	6,124
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	5,500	6,674
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/26	5,775	7,220
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	7,020	8,697
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	13,325	16,706
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	6,000	7,400
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	7,740	9,512
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	8,125	9,965

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	4,440	5,127
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	8,530	10,440
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/35	3,700	4,270
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/37	3,085	3,554
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	5,000	5,393
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/35	6,435	7,689
	Wisconsin GO	5.000%	11/1/23	2,620	2,989
	Wisconsin GO	5.000%	5/1/26	9,000	10,048
	Wisconsin GO	5.000%	5/1/26	5,840	7,262
	Wisconsin GO	5.000%	5/1/27	4,000	4,722
[2]	Wisconsin GO	5.000%	5/1/28	4,500	5,802
	Wisconsin GO	5.000%	11/1/28	30,170	38,214
	Wisconsin GO	5.000%	5/1/29	16,840	20,082
	Wisconsin GO	5.000%	5/1/29	5,055	5,613
[2]	Wisconsin GO	5.000%	5/1/29	4,000	5,266
	Wisconsin GO	5.000%	11/1/29	3,210	4,038
	Wisconsin GO	5.000%	5/1/30	7,760	9,228
[2]	Wisconsin GO	5.000%	5/1/30	3,000	4,010
[2]	Wisconsin GO	5.000%	5/1/30	1,910	2,530
[2]	Wisconsin GO	5.000%	5/1/31	2,000	2,650
	Wisconsin GO	5.000%	11/1/31	5,150	6,430
	Wisconsin GO	4.000%	5/1/32	12,500	14,785
	Wisconsin GO	5.000%	5/1/32	5,025	5,965
	Wisconsin GO	5.000%	5/1/32	9,870	12,666
	Wisconsin GO	4.000%	5/1/33	11,520	13,564
	Wisconsin GO	5.000%	5/1/33	10,475	12,809
	Wisconsin GO	5.000%	5/1/33	10,340	13,211
	Wisconsin GO	5.000%	5/1/34	5,000	5,924
	Wisconsin GO	5.000%	5/1/34	12,500	15,286
	Wisconsin GO	5.000%	5/1/34	11,020	13,476
	Wisconsin GO	5.000%	5/1/34	11,905	14,719
	Wisconsin GO	5.000%	5/1/34	7,000	8,927
	Wisconsin GO	4.000%	11/1/34	4,000	4,698
	Wisconsin GO	5.000%	5/1/35	13,090	15,502
	Wisconsin GO	5.000%	5/1/35	15,040	18,364
	Wisconsin GO	5.000%	5/1/35	10,600	12,943
	Wisconsin GO	5.000%	5/1/36	24,590	29,109
	Wisconsin GO	5.000%	5/1/36	21,325	25,244
	Wisconsin GO	5.000%	5/1/36	15,830	19,301
	Wisconsin GO	5.000%	5/1/36	11,195	13,649
	Wisconsin GO	5.000%	5/1/36	14,385	17,756
	Wisconsin GO	5.000%	5/1/37	12,500	15,411
	Wisconsin GO	5.000%	5/1/38	11,000	13,544
	Wisconsin GO, Prere.	5.000%	5/1/21	10,425	10,674
	Wisconsin GO, Prere.	5.000%	5/1/22	1,400	1,499
	Wisconsin GO, Prere.	5.000%	5/1/22	2,060	2,206
	Wisconsin GO, Prere.	5.000%	5/1/22	1,715	1,837
	Wisconsin GO, Prere.	5.000%	5/1/22	110	118
	Wisconsin GO, Prere.	5.000%	5/1/22	40	43
	Wisconsin GO, Prere.	5.000%	5/1/22	7,405	7,931
	Wisconsin GO, Prere.	5.000%	5/1/22	2,835	3,036
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	700	751
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,865	1,983
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,500	1,591
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,298
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	1,660	1,759
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	13,140
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	7,557
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,218
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	1,060
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	1,148
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,310	2,590
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,814
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,960
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	1,115
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	880	1,079
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,979
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	2,313
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	975	1,224

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	770	933
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	188
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,235	1,262
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	1,041
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,720
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	13,843
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	223
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,438
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	991
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	1,000	1,206
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	13,657
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	259
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,711
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	9,607
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,225	2,531
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	353
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	6,899
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,872
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	382
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,983
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,815
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	6,106
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	9,125
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	836
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,831
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,831
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,870	1,882
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	474
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,466
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	57,145
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,714
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	8,243
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,419
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	38,835	43,833
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	880
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	4,339
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	6,547
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	17,075	19,218
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,935
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	5,310
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	5,282
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	2,998
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,910	6,637
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.125%	8/1/38	4,780	4,787
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	5,973
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,600	10,991
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/21	34,255	35,169
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	5,950	6,447
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	2,715	3,077
[4,7]	Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) TOB VRDO	0.220%	11/5/20	10,890	10,890
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/32	4,000	4,450
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/33	3,550	3,950
					1,358,960
Wyoming (0.0%)
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	24,866
[3]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/25	1,000	1,182
[3]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/28	1,025	1,267
[3]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/29	1,040	1,277
[3]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/31	1,105	1,343
[3]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/32	1,050	1,270
[3]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/35	1,450	1,737
					32,942
Total Tax-Exempt Municipal Bonds (Cost $73,845,565)					77,912,318

Intermediate-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
[16]	Vanguard Municipal Cash Management Fund (Cost $802,201)	0.119%	8,021,200	802,280
Total Investments (100.2%) (Cost $74,647,766)				78,714,598
Other Assets and Liabilities—Net (-0.2%)				(155,177)
Net Assets (100%)				78,559,421
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $20,418,000 have been segregated as initial margin for open futures contracts.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value was $1,005,070,000, representing 1.3% of net assets.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
13	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2020	9,681	1,215,949	(3,506)

Short Futures Contracts
Long U.S. Treasury Bond	December 2020	(272)	(46,912)	62
Ultra 10-Year U.S. Treasury Note	December 2020	(1,291)	(203,050)	3,247
Ultra Long U.S. Treasury Bond	December 2020	(1,228)	(264,020)	10,685
				13,994
				10,488

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2020
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $73,845,565)	77,912,318
Affiliated Issuers (Cost $802,201)	802,280
Total Investments in Securities	78,714,598
Investment in Vanguard	3,286
Receivables for Investment Securities Sold	168,450
Receivables for Accrued Income	874,623
Receivables for Capital Shares Issued	48,734
Variation Margin Receivable—Futures Contracts	995
Other Assets	586
Total Assets	79,811,272
Liabilities
Due to Custodian	143
Payables for Investment Securities Purchased	1,097,560
Payables for Capital Shares Redeemed	107,874
Payables for Distributions	42,667
Payables to Vanguard	3,607
Total Liabilities	1,251,851
Net Assets	78,559,421
At October 31, 2020, net assets consisted of:

Paid-in Capital	74,552,758
Total Distributable Earnings (Loss)	4,006,663
Net Assets	78,559,421

Investor Shares—Net Assets
Applicable to 236,082,360 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,456,861
Net Asset Value Per Share—Investor Shares	$14.64

Admiral Shares—Net Assets
Applicable to 5,129,042,040 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	75,102,560
Net Asset Value Per Share—Admiral Shares	$14.64

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2020
($000)
Investment Income
Income
Interest[1]	1,916,212
Total Income	1,916,212
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7,947
Management and Administrative—Investor Shares	4,934
Management and Administrative—Admiral Shares	50,640
Marketing and Distribution—Investor Shares	413
Marketing and Distribution—Admiral Shares	4,469
Custodian Fees	245
Auditing Fees	32
Shareholders’ Reports—Investor Shares	311
Shareholders’ Reports—Admiral Shares	1,011
Trustees’ Fees and Expenses	46
Total Expenses	70,048
Net Investment Income	1,846,164
Realized Net Gain (Loss)
Investment Securities Sold[1]	78,083
Futures Contracts	(32,341)
Realized Net Gain (Loss)	45,742
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	681,403
Futures Contracts	8,352
Change in Unrealized Appreciation (Depreciation)	689,755
Net Increase (Decrease) in Net Assets Resulting from Operations	2,581,661
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,518,000, ($26,000), and $62,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,846,164	1,794,921
Realized Net Gain (Loss)	45,742	15,726
Change in Unrealized Appreciation (Depreciation)	689,755	3,537,756
Net Increase (Decrease) in Net Assets Resulting from Operations	2,581,661	5,348,403
Distributions[1]
Investor Shares	(85,197)	(93,826)
Admiral Shares	(1,755,038)	(1,703,231)
Total Distributions	(1,840,235)	(1,797,057)
Capital Share Transactions
Investor Shares	(200,627)	(2,183)
Admiral Shares	6,743,894	9,584,249
Net Increase (Decrease) from Capital Share Transactions	6,543,267	9,582,066
Total Increase (Decrease)	7,284,693	13,133,412
Net Assets
Beginning of Period	71,274,728	58,141,316
End of Period	78,559,421	71,274,728
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.46	$13.67	$14.17	$14.31	$14.19
Investment Operations
Net Investment Income	.348[1]	.380[1]	.390[1]	.385[1]	.393
Net Realized and Unrealized Gain (Loss) on Investments	.180	.791	(.502)	(.140)	.120
Total from Investment Operations	.528	1.171	(.112)	.245	.513
Distributions
Dividends from Net Investment Income	(.348)	(.381)	(.388)	(.385)	(.393)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.348)	(.381)	(.388)	(.385)	(.393)
Net Asset Value, End of Period	$14.64	$14.46	$13.67	$14.17	$14.31
Total Return[2]	3.69%	8.65%	-0.80%	1.76%	3.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,457	$3,620	$3,427	$4,040	$4,513
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.67%	2.81%	2.73%	2.72%
Portfolio Turnover Rate	16%	8%	15%	15%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.46	$13.67	$14.17	$14.31	$14.19
Investment Operations
Net Investment Income	.360[1]	.391[1]	.401[1]	.399[1]	.407
Net Realized and Unrealized Gain (Loss) on Investments	.179	.791	(.502)	(.140)	.120
Total from Investment Operations	.539	1.182	(.101)	.259	.527
Distributions
Dividends from Net Investment Income	(.359)	(.392)	(.399)	(.399)	(.407)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.359)	(.392)	(.399)	(.399)	(.407)
Net Asset Value, End of Period	$14.64	$14.46	$13.67	$14.17	$14.31
Total Return[2]	3.77%	8.73%	-0.72%	1.86%	3.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$75,103	$67,655	$54,714	$52,001	$48,473
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.75%	2.89%	2.83%	2.82%
Portfolio Turnover Rate	16%	8%	15%	15%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.
During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated

Intermediate-Term Tax-Exempt Fund
to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $3,286,000, representing less than 0.01% of the fund’s net assets and 1.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	77,912,318	—	77,912,318
Temporary Cash Investments	802,280	—	—	802,280
Total	802,280	77,912,318	—	78,714,598
Derivative Financial Instruments
Assets
Future Contracts[1]	995	—	—	995
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	42,685
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(19,001)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	4,025,566
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2020 Amount ($000)	2019 Amount ($000)
Tax Exempt Income	1,840,235	1,797,057
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	1,840,235	1,797,057
*	Includes short-term capital gains, if any.
As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	74,689,032
Gross Unrealized Appreciation	4,178,563
Gross Unrealized Depreciation	(152,997)
Net Unrealized Appreciation (Depreciation)	4,025,566
E.	During the year ended October 31, 2020, the fund purchased $19,130,521,000 of investment securities and sold $11,365,479,000 of investment securities, other than temporary cash investments.

Intermediate-Term Tax-Exempt Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended ended October 31, 2020, such purchases and sales were $2,297,595,000 and $1,920,770,000, respectively: these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	861,591	59,236	941,143	66,467
Issued in Lieu of Cash Distributions	71,634	4,920	78,693	5,532
Redeemed	(1,133,852)	(78,357)	(1,022,019)	(72,466)
Net Increase (Decrease)—Investor Shares	(200,627)	(14,201)	(2,183)	(467)
Admiral Shares
Issued	19,621,151	1,349,803	20,507,742	1,452,169
Issued in Lieu of Cash Distributions	1,246,680	85,610	1,209,852	84,974
Redeemed	(14,123,937)	(984,607)	(12,133,345)	(862,108)
Net Increase (Decrease)—Admiral Shares	6,743,894	450,806	9,584,249	675,035
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2010, Through October 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Long-Term Tax-Exempt Fund Investor Shares	4.06%	4.30%	4.52%	$15,560
Bloomberg Barclays Municipal Bond Index	3.59	3.70	3.99	14,791

	One Year	Five Year	Ten Years	Final Value of a $50,000 Investment
Long-Term Tax-Exempt Fund Admiral Shares	4.14%	4.39%	4.61%	$78,451
Bloomberg Barclays Municipal Bond Index	3.59	3.70	3.99	73,953

See Financial Highlights for dividend and capital gains information.

Long-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2020
New York	13.6%
California	12.0
Texas	7.2
Illinois	6.1
Pennsylvania	5.6
Ohio	4.4
Florida	4.1
Massachusetts	4.1
Michigan	3.5
New Jersey	3.4
Maryland	2.9
Colorado	2.7
Georgia	2.6
District of Columbia	1.9
South Carolina	1.6
Tennessee	1.6
Virginia	1.6
Missouri	1.5
North Carolina	1.5
Arizona	1.4
Minnesota	1.4
Wisconsin	1.3
Oregon	1.1
Alabama	1.1
Indiana	1.1
Hawaii	1.1
Other	9.6
The table reflects the fund’s investments, except for short-term investments and derivatives.

Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.1%)
Alabama (1.1%)
	Alabama GO	4.000%	11/1/30	6,195	7,097
	Alabama GO	4.000%	11/1/31	6,445	7,337
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,470
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	381
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	411
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	573
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,774
	Birmingham Water Works Board Water Revenue	5.000%	1/1/32	7,145	8,763
	Birmingham Water Works Board Water Revenue	5.000%	1/1/43	5,010	5,972
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	27,352
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	5,000	5,785
	Huntsville AL GO	5.000%	5/1/26	325	332
	Huntsville AL GO	5.000%	5/1/32	3,190	4,006
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	5,000	5,507
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,000	3,533
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,170
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	11,861
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	18,219
[2,3]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	12,500	12,309
[3]	Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/23	0.000%	10/1/46	1,100	1,096
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	4,200	4,801
	Selma Industrial Development Board Industrial Revenue	5.375%	12/1/35	2,000	2,081
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	1,255	1,377
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	3,335	3,682
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	7,040	8,864
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	4,505	5,275
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,235
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,000	1,229
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,219
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	909
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,733
					167,353
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	6,620	7,844
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	3,995	4,694
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/41	6,000	6,179
					18,717
Arizona (1.4%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,478
[4]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,527
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,281
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,960	2,533
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	2,000	2,663
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,353
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,350
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,586
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,298
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,726
	Arizona State University College & University Revenue	5.000%	7/1/37	1,000	1,132
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/35	4,480	5,335
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/43	11,690	13,764
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,663
	Glendale IDA Student Loan Revenue	5.000%	5/15/29	500	625
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,330
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	535
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	659
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,469

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,759
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,722
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	11,010	12,317
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,974
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,750
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,000	6,102
	Maricopa County Industrial Development Authority Charter School Aid Revenue	4.000%	7/1/55	11,535	12,305
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	661
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	423
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	601
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	719
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/38	750	889
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/39	600	707
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	8,328
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	5,515	6,733
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	3,025	3,302
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	4,500	4,965
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	5,550	6,082
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	7,030	8,272
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/31	3,080	3,964
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/32	3,000	3,839
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/33	2,135	2,719
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/34	2,030	2,578
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/35	2,100	2,658
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/36	3,025	3,815
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/37	3,350	4,212
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/38	3,440	4,312
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	4,008
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,166
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,160
[5]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	1,155	1,460
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,831
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,720
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	12,661
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	12,602
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/20	515	517
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,584
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	820	1,023
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,969
					213,716
Arkansas (0.1%)
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,985
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/33	1,895	2,122
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/34	2,360	2,638
	University of Arkansas College & University Revenue	5.000%	11/1/31	2,170	2,444
	University of Arkansas College & University Revenue	5.000%	11/1/32	2,855	3,206
					15,395
California (11.7%)
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	3,865
	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/31	8,450	6,439
	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	12,130	8,555
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,531
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	12/1/29	8,300	9,486
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	6,590	7,427
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	4,855	5,428
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	8,000	9,423
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,500	3,616
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,112
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	36
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	3,000	3,525
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	10,000	11,082
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	14,000	16,271
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,050	1,601
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,000	4,609
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	19,450	30,512
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/49	5,000	5,930
	California GO	5.000%	10/1/29	5,000	5,859
	California GO	5.000%	10/1/30	12,600	14,747

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/31	15,050	18,576
[2]	California GO	5.250%	8/1/32	10,010	13,930
	California GO	5.000%	3/1/33	3,000	3,943
	California GO	5.000%	4/1/33	5,545	6,371
	California GO	4.000%	8/1/33	5,000	5,744
	California GO	5.000%	8/1/33	16,100	19,662
	California GO	5.000%	3/1/34	10,000	13,067
	California GO	5.000%	3/1/34	2,500	3,267
	California GO	5.000%	8/1/34	5,025	5,977
	California GO	5.000%	8/1/35	1,170	1,422
	California GO	5.000%	9/1/35	13,255	16,142
	California GO	5.000%	10/1/35	2,190	2,634
	California GO	4.000%	3/1/36	2,000	2,390
	California GO	5.000%	9/1/36	3,250	3,511
	California GO	3.000%	10/1/36	5,400	5,881
	California GO	3.000%	10/1/37	4,750	5,143
	California GO	3.000%	11/1/40	4,500	4,834
	California GO	3.000%	11/1/41	5,500	5,857
	California GO	4.000%	11/1/41	6,750	7,604
	California GO	5.000%	9/1/42	11,360	12,245
	California GO	5.000%	2/1/43	5,500	6,006
	California GO	5.000%	4/1/43	1,000	1,099
	California GO	5.000%	11/1/43	5,075	5,696
	California GO	5.000%	12/1/43	8,250	9,289
	California GO	5.000%	8/1/45	7,280	8,530
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,209
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	4,385
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	5,000	5,573
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	1,115	1,299
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,600	2,887
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	5,000	5,522
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	10,000	11,135
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	4,050	4,460
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	1,555	1,798
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	4,965	5,671
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,505
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	5,000	5,926
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	7,800	9,244
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	12,400	13,607
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	16,781
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	5,000	5,720
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	10,000	10,633
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	20,000	24,263
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	29,100	35,698
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue	5.000%	2/1/34	13,800	14,933
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/31	2,075	2,483
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,235	2,563
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	8,415
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,560	5,124
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,619
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/41	5,100	6,102
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/43	1,000	1,177
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,630	6,237
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	7,748
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,513
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/31	1,000	1,332
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	5,035	6,635
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/32	1,000	1,321
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	8,275
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,395	1,828
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,500	1,954
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	15,587
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,421
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,505
	California State University College & University Revenue	5.000%	11/1/36	6,010	7,407
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,320
	California State University College & University Revenue	5.000%	11/1/38	2,100	2,521
	California State University College & University Revenue	5.000%	11/1/42	5,000	6,073
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,801

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/45	1,020	1,227
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/51	18,820	19,652
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	24,250	25,512
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	1,910	1,943
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,825
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	4.000%	7/1/48	4,000	4,391
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	1,685	2,217
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	10,941
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	7,329
	Carlsbad Unified School District GO	3.125%	8/1/48	6,000	6,412
	Castro Valley Unified School District GO	4.000%	8/1/46	5,250	5,953
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	4,940	5,658
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,290	3,949
[2]	Charter Oak Unified School District GO	5.000%	8/1/40	5,270	6,196
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,050	1,232
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,647
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,279
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	1,003
	Chino Valley Unified School District GO	5.000%	8/1/55	750	947
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	2,840	3,119
	Clovis Unified School District GO, Prere.	5.000%	8/1/23	2,390	2,697
	Coast Community College District GO	4.000%	8/1/32	7,205	8,182
	Coast Community College District GO	3.000%	8/1/39	4,300	4,632
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	6,625	8,049
	Corona-Norco Unified School District Special Tax Revenue	5.000%	9/1/32	1,500	1,686
[2]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,951
	El Camino Community College District Foundation GO	4.000%	8/1/41	7,000	7,903
	El Dorado Irrigation District COP	4.000%	3/1/45	1,565	1,819
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,480	1,712
	Elk Grove Unified School District GO	4.000%	8/1/48	21,670	24,228
	Escondido CA GO	5.000%	9/1/32	3,855	4,607
	Escondido CA Union School District GO	4.000%	8/1/47	7,500	8,497
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,518
	Foothill-De Anza Community College District GO	4.000%	8/1/35	2,000	2,293
	Foothill-De Anza Community College District GO	5.000%	8/1/36	1,645	1,902
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.750%	1/15/46	11,000	12,275
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,155	1,411
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	10,519
	Gilroy Unified School District GO	4.000%	8/1/46	2,000	2,239
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	1,040
	Glendale CA Community College District GO	5.000%	8/1/37	1,750	2,142
	Grossmont Union High School District GO	4.000%	8/1/29	1,775	2,092
	Grossmont Union High School District GO	4.000%	8/1/30	1,750	2,051
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	2,025	2,323
	Hartnell CA Community College District GO	3.000%	8/1/48	3,000	3,158
[1]	Hayward Unified School District GO	4.000%	8/1/43	8,500	9,739
[2]	Hayward Unified School District GO	4.000%	8/1/45	5,000	5,750
[1]	Hayward Unified School District GO	4.000%	8/1/48	6,100	6,936
[2]	Hayward Unified School District GO	4.000%	8/1/50	18,000	20,589
	Imperial Irrigation District Electric System Electric Power & Light Revenue, Prere.	6.250%	11/1/20	2,225	2,225
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/44	1,200	1,371
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	3,092
[1]	Jefferson Union High School District GO	5.000%	8/1/29	1,880	2,272
[1]	Jefferson Union High School District GO	5.000%	8/1/31	3,265	3,915
[5]	Kern Community College District GO	3.000%	8/1/46	10,000	10,353
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/37	4,365	5,039
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	1,500	1,716
	Long Beach Unified School District GO	3.000%	8/1/47	5,000	5,243
	Los Angeles CA Community College District GO	4.000%	8/1/32	10,020	11,259
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,785	5,154
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	466
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	7,465
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	664
[5]	Los Angeles CA Unified School District GO	4.000%	7/1/39	1,200	1,398
[5]	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,700	3,136
[5]	Los Angeles CA Unified School District GO	4.000%	7/1/44	3,200	3,669
[5]	Los Angeles CA Unified School District GO	3.000%	7/1/45	5,600	5,825
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	4,090	4,901

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,815	5,758
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	7,600	8,464
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,000	1,209
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,000	1,202
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	11,593
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	1,600	1,915
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	10,375
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	10,500	12,167
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	5,494
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	8,397
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	7,539
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,000	8,130
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,555	1,797
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,881
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	7,689
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	9,000	9,664
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/45	1,000	1,241
	Los Angeles Department of Water Revenue	5.000%	7/1/46	5,220	6,191
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	4,560	5,138
	Martinez Unified School District GO	4.000%	8/1/48	9,020	10,085
	Mesa Water District COP	4.000%	3/15/40	325	388
	Mesa Water District COP	4.000%	3/15/45	1,450	1,706
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	1,745	2,073
[6]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	4,790	5,183
	Monterey Peninsula Unified School District GO	4.000%	8/1/41	5,000	5,645
	Monterey Peninsula Unified School District GO	4.000%	8/1/45	2,115	2,370
[3]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,025	3,498
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	350	396
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	3,930	4,379
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,745	1,724
	Newport Beach CA Health, Hospital, Nursing Home Revenue, Prere.	6.000%	12/1/21	3,500	3,716
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,510	6,369
	Oakland CA GO	5.000%	1/15/35	4,105	4,910
[2]	Oakland Unified School District GO	5.000%	8/1/29	1,540	1,817
[2]	Oakland Unified School District GO	5.000%	8/1/30	1,000	1,177
	Oxnard Union High School District GO	5.000%	8/1/45	2,505	3,094
	Palomar Health GO	0.000%	8/1/37	5,415	3,419
[7]	Palomar Health GO	7.000%	8/1/38	10,000	14,221
	Poway Unified School District GO	0.000%	8/1/51	20,000	7,715
	Riverside Community College District GO	5.000%	8/1/29	5,870	7,067
	Riverside Community College District GO	5.000%	8/1/30	5,555	6,673
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/29	9,420	11,438
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/40	8,330	9,963
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/45	10,000	11,885
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,914
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,501
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/44	3,000	3,244
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/48	1,000	1,079
	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	13,508
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	3,750	4,556
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	10,745	12,271
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,250	2,448
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	3,750	4,234
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,783
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,353
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	9,672
	San Diego CA Unified School District GO	4.000%	7/1/45	9,000	9,890
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,299
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,000	1,177
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	5,450	5,899
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,600	1,933
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/40	2,000	2,417
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/45	1,500	1,785
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,777
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/38	3,000	3,649

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Dieguito Union High School District GO	4.000%	8/1/32	4,960	5,633
	San Dieguito Union High School District GO	4.000%	8/1/33	1,820	2,053
	San Dieguito Union High School District GO	4.000%	8/1/42	7,805	9,035
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,493
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,470
	San Francisco CA City & County GO	5.000%	6/15/31	1,500	1,937
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	7,675	9,160
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	8,225	10,158
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	9,233
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	10,125
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	7,505
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	2,000	2,249
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	7,000	8,050
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	9,700	11,318
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,180
	San Francisco Unified School District GO	4.000%	6/15/36	2,500	2,940
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	2,141
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	2,134
[2]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,370
[2]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,296
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	9,250	8,515
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	1,400	1,563
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	1,650	1,812
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	3,750	4,113
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,340
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/43	4,640	5,082
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	7,250	8,523
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	6,747
	San Mateo Union High School District GO	4.000%	9/1/31	6,240	7,139
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,529
	San Ramon Valley CA Unified School District GO	4.000%	8/1/33	2,200	2,486
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,859
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	2,635	2,993
	Santa Ana Unified School District GO	4.000%	8/1/48	1,430	1,634
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,667
	Santa Clara Unified School District GO	4.000%	7/1/41	10,000	11,229
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/50	6,000	7,029
[2]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,937
[2]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,312
[5]	Solano County Community College District GO	3.000%	8/1/50	3,000	3,074
	Southwestern Community College District GO	5.000%	8/1/44	7,800	9,182
	State Center Community College District GO	3.000%	8/1/39	2,600	2,827
	State Center Community College District GO	3.000%	8/1/41	5,250	5,666
[2]	Stockton Unified School District GO	5.000%	8/1/42	4,650	5,233
[5]	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	5,000	5,777
[5]	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	7,800	8,942
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,306
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,462
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,586
[5]	United Water Conservation District COP	4.000%	10/1/45	1,635	1,860
[5]	United Water Conservation District COP	4.000%	10/1/50	2,150	2,434
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,576
	University of California College & University Revenue	5.000%	5/15/35	10,045	12,408
	University of California College & University Revenue	5.250%	5/15/37	3,000	3,461
	University of California College & University Revenue	5.000%	5/15/38	20,025	22,124
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,249
	University of California College & University Revenue	5.250%	5/15/38	10,000	11,522
	University of California College & University Revenue	5.000%	5/15/43	9,000	11,508
	University of California College & University Revenue	5.000%	5/15/44	4,000	4,547
	University of California College & University Revenue	5.000%	5/15/46	3,105	3,695
	University of California College & University Revenue	4.000%	5/15/47	9,000	10,116
	University of California College & University Revenue	4.000%	5/15/47	35,000	40,889
	University of California College & University Revenue	4.000%	5/15/50	6,500	7,549
	University of California College & University Revenue	5.000%	5/15/58	15,000	18,147
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,765	2,224
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	2,150	2,710

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vacaville Unified School District GO	4.000%	8/1/45	1,000	1,150
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	6,148
	Washington Township Health Care District GO	5.500%	8/1/38	5,125	5,767
	West Contra Costa Unified School District GO	5.000%	8/1/45	8,280	9,569
	West Contra Costa Unified School District GO	5.000%	8/1/45	4,250	4,912
[2]	Western Placer Unified School District COP	4.000%	8/1/41	5,365	5,909
[1]	Western Placer Unified School District GO	4.000%	8/1/47	5,000	5,665
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	10,500	11,551
					1,808,497
Colorado (2.7%)
[8]	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	8,000	9,906
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,249
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,718
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/41	2,000	2,355
[2]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/45	825	937
[2]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,335
	Colorado COP	4.000%	11/1/30	12,675	13,742
	Colorado COP	5.000%	9/1/33	1,500	1,962
	Colorado COP	5.000%	12/15/33	4,750	6,309
	Colorado COP	4.000%	12/15/34	4,980	6,036
	Colorado COP	4.000%	3/15/44	3,700	4,113
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,186
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,673
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	6,089
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	5,492
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	7,035	8,087
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,015	3,732
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,000	5,479
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,689
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	3,922
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,813
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,496
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,500	8,570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	7,000	7,586
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	23,354
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	5,695	6,130
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	2/1/21	4,000	4,049
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,500	3,781
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	7,750	8,358
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	15,000	16,146
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	15,000	17,733
[2]	Commerce City CO Sales Tax Revenue	5.000%	8/1/44	4,000	4,555
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	8,000	8,716
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/43	5,000	5,997
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	10,605	12,440
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	7,415	8,480
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/31	5,000	6,504
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	20,775	20,355
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,295
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,575
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,534
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,400	1,586
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	5.000%	12/15/30	5,300	6,456
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/31	4,515	5,113
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/32	4,015	5,170
	Metro Wastewater Reclamation District Sewer Revenue	3.000%	4/1/36	1,000	1,116
	Metro Wastewater Reclamation District Sewer Revenue	3.000%	4/1/37	1,230	1,367
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	6,827
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	6.000%	1/15/34	5,000	5,009
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	6.000%	1/15/41	15,015	15,042
	Regional Transportation District COP	5.000%	6/1/30	3,000	3,913
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,876
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	5,000	6,847
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	5,303
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/32	2,000	2,640
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,450
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	3,354
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,427
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,845	3,697

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	5,290
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	5,731
	Thornton CO COP	4.000%	12/1/39	7,305	8,335
	University of Colorado College & University Revenue	4.000%	6/1/34	4,285	5,027
	University of Colorado College & University Revenue	4.000%	6/1/38	10,000	11,505
	University of Colorado College & University Revenue	4.000%	6/1/39	5,500	6,310
	Weld County School District No. 6 Greeley GO	5.000%	12/1/33	4,095	5,400
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	4,281
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	5,419
					411,969
Connecticut (0.7%)
	Connecticut GO	5.000%	2/15/25	1,900	2,259
	Connecticut GO	5.000%	2/15/26	1,550	1,897
	Connecticut GO	5.000%	4/15/26	3,000	3,688
	Connecticut GO	5.000%	2/15/27	2,000	2,504
	Connecticut GO	5.000%	4/15/28	5,000	6,409
	Connecticut GO	5.000%	10/15/31	1,850	1,988
	Connecticut GO	4.000%	6/1/33	850	1,007
	Connecticut GO	5.000%	10/15/33	4,500	5,389
[1]	Connecticut GO	5.000%	4/15/34	2,120	2,700
	Connecticut GO	4.000%	6/1/34	2,500	2,946
	Connecticut GO	4.000%	6/15/34	4,000	4,383
	Connecticut GO	4.000%	6/1/35	4,470	5,240
	Connecticut GO	4.000%	6/1/36	1,000	1,166
	Connecticut GO	4.000%	6/1/38	750	868
[1]	Connecticut GO	5.000%	4/15/39	5,050	6,326
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/32	1,165	1,189
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	705	728
[5]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,000	4,353
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	5,085	6,369
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	2,025	2,393
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	6,515	7,274
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	13
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	3,250	4,172
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	7,010	8,059
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	10,000	11,130
	Metropolitan District GO	5.000%	7/15/33	1,045	1,296
	Metropolitan District GO	5.000%	7/15/36	1,750	2,150
	Metropolitan District GO	4.000%	7/15/37	1,000	1,155
	Metropolitan District GO	4.000%	7/15/40	1,115	1,276
	Rocky Hill CT GO	3.000%	1/15/35	1,615	1,750
	Rocky Hill CT GO	3.000%	1/15/36	1,565	1,689
	University of Connecticut College & University Revenue	5.000%	2/15/32	1,110	1,271
	University of Connecticut College & University Revenue	5.000%	2/15/33	2,415	2,757
					107,794
Delaware (0.2%)
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/40	4,040	4,497
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/43	5,000	5,526
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	8,940	10,187
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	3,668
	University of Delaware College & University Revenue	5.000%	11/1/42	1,090	1,615
	University of Delaware College & University Revenue	5.000%	11/1/43	1,540	2,298
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,990	2,224
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,000	1,117
					31,132
District of Columbia (1.8%)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,692
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	1,119
	District of Columbia College & University Revenue	5.000%	10/1/47	7,000	7,829
	District of Columbia GO	5.000%	6/1/28	2,750	3,312
	District of Columbia GO	5.000%	6/1/32	4,500	5,195
	District of Columbia GO	4.000%	6/1/34	8,000	9,310
	District of Columbia GO	5.000%	10/15/37	5,000	6,368
	District of Columbia GO	5.000%	6/1/38	10,025	11,481
	District of Columbia GO	5.000%	6/1/42	5,235	6,459
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	10,861

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	3/1/34	8,020	10,570
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	6,955
	District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	11,529
	District of Columbia Income Tax Revenue	4.000%	3/1/39	20,000	23,679
	District of Columbia Income Tax Revenue	4.000%	3/1/45	1,015	1,183
	District of Columbia Income Tax Revenue	4.000%	5/1/45	7,000	8,176
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	3,580	4,426
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	3,085	3,814
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	7,106
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	8,705	10,536
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	10,000	10,786
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,185
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	52,060	56,688
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	22,755	24,677
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	7,500	7,811
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,465
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,518
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,164
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,606
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/31	6,500	8,672
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	3,885	5,147
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/39	7,500	9,644
					285,963
Florida (4.0%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	10,075	11,396
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	6,000	6,854
	Broward County FL Half-Cent Sales Tax Revenue Sales Tax Revenue	4.000%	10/1/38	3,000	3,598
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	3,498
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,492
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	951
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	10,654
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	3,470	3,688
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,663
	Florida GO	4.000%	6/1/33	15,995	18,136
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	2,815	2,974
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	7,000	7,688
	Florida Lottery Revenue	5.000%	7/1/26	6,750	8,431
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,055	7,539
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,075	9,967
[1]	Herons Glen Recreation District	4.000%	5/1/45	515	570
[1]	Herons Glen Recreation District	4.000%	5/1/50	1,000	1,099
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	6,445	7,673
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	10/1/34	13,030	14,027
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	8,925	9,500
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,724
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,194
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	5.000%	11/1/50	5,000	5,819
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	2,000	2,179
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,300	1,646
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,980
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,316
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	2,500	2,817
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	8,600	9,695
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	8,225
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,165
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,946
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/40	1,850	2,155
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	5,000	5,343
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	5,000	5,419
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	3,433
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,763
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,923
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	2,067
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,490	4,220
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,706
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,285	2,416
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	8,723
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	24,865
	Miami-Dade County FL (Building Better Communities Program) GO, Prere.	5.000%	7/1/21	2,315	2,388

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	11,444
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	4,051
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	11
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	4,524
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	15,070
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	10,000	10,792
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,560	2,754
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	13,447
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	5,116
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	7,575	8,171
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	4,830	5,605
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,545	7,549
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	10,000	11,534
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	1,046
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	8,943
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/32	5,150	5,802
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.500%	10/1/42	5,000	5,480
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	4,575	5,206
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	13,555	15,181
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	7,500	8,141
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	5.000%	4/1/22	6,940	7,395
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	5.000%	4/1/22	2,090	2,227
[2]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/36	2,335	2,801
[2]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/38	3,160	3,772
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/32	1,500	1,662
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,315
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	9,240
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	9,464
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	6,392
	Palm Beach County School District COP	5.000%	8/1/31	10,000	11,557
[2]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,665
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,594
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,589
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	14,361
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	3,784
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	17,930
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	16,035	18,639
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/37	4,500	4,511
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.250%	7/1/44	3,000	3,264
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	4,075
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	3,149
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,710
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	5,280	6,340
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	6,860	7,482
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,814
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,595
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,000	1,072
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,700	1,811
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,050	2,179
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	255
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,217
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,663
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	576
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	526
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	859
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,655	5,539
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,525	1,602
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,600	1,680
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,750	1,838
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	9,013
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	12,937
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	13,279
					618,765
Georgia (2.5%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,735
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	5,500	5,978
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/33	2,615	2,730
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/33	5,025	5,247
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/34	2,750	2,870

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,218
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/37	6,010	6,264
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	11,349
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/45	1,120	1,286
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,655
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,638
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	7,425	8,659
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	6,510	7,533
	Columbus GA Water & Sewerage Water Revenue, Prere.	5.000%	5/1/23	1,000	1,118
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	6,027
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	869
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,105
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	4,205	4,769
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/36	3,060	3,174
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,376
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,335	1,546
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,154
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	2,120
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	15,000	17,098
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,499
	Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/33	1,500	1,956
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	2,092
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	11,105
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,400	5,654
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	4.000%	2/15/42	5,000	5,463
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/45	5,000	5,786
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.500%	8/15/54	10,000	11,543
	Gainesville School District GO	4.000%	11/1/33	1,000	1,235
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,666
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	4,365	4,709
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/39	7,000	7,479
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	3,497
[5]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/50	4,000	4,887
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,250	6,201
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	2,000	2,192
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	274
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	24,000	28,321
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	6,400	7,564
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,000	5,833
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	13,750	16,042
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	13,592
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,010	2,439
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	3,000	3,415
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	3,420	3,870
	Henry County School District GO	4.000%	8/1/30	5,020	5,840
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	18,192
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,506
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,658
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	2,920
[9]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	2,030	2,213
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	19,615	22,241
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	6,250	7,210
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	6,040
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	14,420
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	18,983
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/31	5,000	6,707
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	3,250	4,328
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/34	4,320	5,704
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,540
					392,334
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,537
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,749
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,209

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,159
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	3,000	3,581
	Guam Income Tax Revenue	5.000%	12/1/46	1,500	1,663
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,245	3,614
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,547
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,710
					18,769
Hawaii (1.1%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.500%	7/1/38	4,360	4,779
	Hawaii GO	4.000%	10/1/27	3,745	4,321
	Hawaii GO	5.000%	1/1/30	3,000	3,812
	Hawaii GO	4.000%	10/1/30	15,460	17,947
	Hawaii GO	4.000%	4/1/31	7,500	8,569
	Hawaii GO	4.000%	10/1/31	6,770	7,825
	Hawaii GO	5.000%	1/1/33	3,140	3,928
	Hawaii GO	4.000%	10/1/33	3,770	4,241
	Hawaii GO	5.000%	1/1/35	7,740	9,626
	Hawaii GO	5.000%	1/1/37	18,720	23,125
	Hawaii GO	5.000%	1/1/38	7,015	8,642
	Hawaii Harbor System Port, Airport & Marina Revenue	5.500%	7/1/35	5,000	5,016
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	3,472
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,944
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	3,197
	Honolulu HI City & County GO	4.000%	10/1/32	4,980	5,619
	Honolulu HI City & County GO	5.000%	10/1/32	6,845	8,186
	Honolulu HI City & County GO	4.000%	7/1/44	2,375	2,796
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	10,951
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	1,000	1,210
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,490	2,980
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/40	10,000	11,675
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/42	7,500	8,574
					164,435
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,260	1,491
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	5,104
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,703
[4]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	7,131
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	17,505
					34,934
Illinois (5.9%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	501
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,180
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,490
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,176
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,512
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,838
	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,692
	Chicago Board of Education GO	0.000%	12/1/27	9,080	7,360
[6]	Chicago Board of Education GO	5.500%	12/1/30	3,640	4,274
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	760
[2]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,812
[2]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,195
	Chicago Board of Education GO	5.250%	12/1/41	3,140	3,171
	Chicago Board of Education GO	5.000%	12/1/44	5,000	5,276
	Chicago Board of Education GO	5.000%	12/1/46	12,000	12,628
	Chicago Board of Education GO	5.000%	12/1/46	5,000	5,275
[4]	Chicago Board of Education GO	7.000%	12/1/46	1,815	2,240
	Chicago IL GO	5.000%	1/1/26	2,390	2,510
	Chicago IL GO	5.000%	1/1/34	8,000	8,143
	Chicago IL GO	5.000%	1/1/38	2,000	2,045
	Chicago IL GO	5.000%	1/1/39	3,735	3,798
	Chicago IL GO	5.000%	1/1/40	10,775	10,926
	Chicago IL GO	5.000%	1/1/44	2,645	2,668
	Chicago IL GO	5.500%	1/1/49	14,390	15,210
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	1,500	1,635
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,404
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/44	9,750	10,579
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	2,500	2,797

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	7,500	8,308
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	7,800	8,581
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	2,015	2,214
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	26,870	31,100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,615	6,450
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,000	11,365
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	11,344
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,118
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,230
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	7,025	7,989
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	3,400	3,845
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	13,913
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	9,000	9,510
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	6.500%	1/1/21	3,000	3,030
	Chicago Park District GO	5.500%	1/1/33	2,000	2,180
	Chicago Park District GO	5.000%	1/1/36	4,000	4,113
[1]	Chicago Park District GO	5.000%	1/1/40	6,505	7,222
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	9,437
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,977
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	10,212
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	6,400	6,745
	Cook County Community College District No. 508 GO	5.125%	12/1/38	4,250	4,435
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	7,500	8,664
	Cook County Forest Preserve District GO	5.000%	12/15/32	1,000	1,066
	Cook County Forest Preserve District GO	5.000%	12/15/37	2,500	2,658
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	13,860	14,957
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/33	9,000	8,874
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	790	821
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	10,000	11,368
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,119
	Illinois Finance Authority College & University Revenue	5.000%	7/1/42	2,000	2,127
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,391
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,217
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,677
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	5,000	5,848
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	3,063
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,732
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,973
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,501
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,488
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,374
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	5,000	5,165
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	1,500	1,551
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	2,840	2,945
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	805	933
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	240
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	20,000	23,247
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,618
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	17,500	19,608
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	9,065	9,411
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,852
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,500	2,665
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	3,601
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,432
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	410	459
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/23	1,310	1,469
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	45	48
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	4,005	4,255
	Illinois GO	5.000%	11/1/20	35,000	35,000
	Illinois GO	5.000%	3/1/21	4,000	4,048
	Illinois GO	5.000%	8/1/21	7,000	7,183
	Illinois GO	5.000%	12/1/22	7,450	7,855
	Illinois GO	5.000%	10/1/23	10,000	10,679
	Illinois GO	5.000%	11/1/23	4,860	5,136
	Illinois GO	5.000%	11/1/23	5,000	5,344
	Illinois GO	5.000%	8/1/24	9,000	9,403
	Illinois GO	5.000%	2/1/25	2,065	2,201
	Illinois GO	5.500%	7/1/25	2,950	3,144
	Illinois GO	5.000%	8/1/25	5,110	5,299

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	11/1/26	23,125	24,978
	Illinois GO	5.000%	1/1/27	3,510	3,787
	Illinois GO	5.000%	6/1/27	1,010	1,093
	Illinois GO	5.000%	9/1/27	2,000	2,194
	Illinois GO	5.000%	10/1/27	4,000	4,389
	Illinois GO	5.000%	11/1/27	3,080	3,341
	Illinois GO	5.000%	12/1/27	500	549
	Illinois GO	5.000%	10/1/28	8,000	8,806
	Illinois GO	5.000%	11/1/28	4,710	5,072
	Illinois GO	5.000%	10/1/29	2,000	2,184
	Illinois GO	5.000%	11/1/29	11,865	12,687
	Illinois GO	5.500%	1/1/30	445	508
	Illinois GO	5.000%	5/1/30	545	591
	Illinois GO	5.250%	7/1/30	5,000	5,205
	Illinois GO	5.000%	10/1/30	1,500	1,629
	Illinois GO	5.000%	5/1/32	2,340	2,490
[2]	Illinois GO	5.250%	2/1/33	5,200	5,593
[2]	Illinois GO	5.500%	7/1/33	3,350	3,580
	Illinois GO	5.000%	10/1/33	1,500	1,589
	Illinois GO	4.000%	12/1/33	4,000	3,940
[2]	Illinois GO	5.250%	2/1/34	3,125	3,355
	Illinois GO	4.250%	12/1/37	4,500	4,503
	Illinois GO	5.500%	5/1/39	10,825	11,936
	Illinois Sales Tax Revenue	5.000%	6/15/27	2,905	3,267
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,410	4,634
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	3,119
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,813
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	10,000	11,182
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,820
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,462
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,157
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	16,725	19,509
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	14,000	16,752
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,499
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,000	9,075
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	12,476
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	12,210
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,105
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	4,869
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	6,598
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	2,977
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	4,500	2,471
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	5,000	2,351
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	6,000	2,534
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	5,500	1,374
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	1,000	1,081
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	10,000	10,033
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	6,000	6,581
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	3,965	4,061
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	3,533
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,500	7,848
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	6,375	7,566
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	6.000%	6/1/21	15,000	15,498
[6]	Regional Transportation Authority Sales Tax Revenue	7.200%	11/1/20	3,020	3,020
	Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,504
	University of Illinois College & University Revenue	5.500%	4/1/31	3,000	3,046
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	115	122
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/29	9,100	9,615
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	12,618
					911,501
Indiana (1.1%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	11,054
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,570
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	12,815	14,713
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	11/15/41	10,000	10,755
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	13,000	14,716
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,183
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/39	2,770	2,906
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	7,080

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	14,512
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	10,080
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,865
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,517
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	8,014
	Indiana Finance Authority Water Revenue	5.000%	10/1/41	11,335	13,412
	Indiana Finance Authority Water Revenue	5.000%	10/1/46	7,140	8,403
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.750%	2/1/36	8,800	8,912
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,957
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	2,009
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,613
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,540
	Purdue University College & University Revenue	5.000%	7/1/32	6,945	8,095
	Purdue University College & University Revenue	5.000%	7/1/33	5,575	6,480
	Purdue University College & University Revenue	5.000%	7/1/34	4,810	5,581
					166,967
Iowa (0.2%)
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	1,010	1,023
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,000	15,958
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	7,240	7,619
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	3,630
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	5,815
	Polk County IA GO	5.000%	6/1/24	2,425	2,828
					36,873
Kansas (0.3%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,810
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,629
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/29	2,275	2,496
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/30	4,165	4,559
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/31	4,975	5,443
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/32	5,225	5,716
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/33	1,610	1,761
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/34	1,590	1,738
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/35	16,585	18,076
					50,228
Kentucky (0.8%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	393
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	391
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	6,700	7,753
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,240	6,469
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	5,300	6,059
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,222
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	881
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,888
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	12,310	13,542
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	10,675	11,898
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	5,515	6,215
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	470	530
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	4,310	4,959
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	5.750%	7/1/49	12,625	13,674
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	5,000	5,441
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.450% coupon rate effective 7/1/23	0.000%	7/1/34	2,010	2,213
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.750% coupon rate effective 7/1/23	0.000%	7/1/43	10,000	10,871
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,143
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,130
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,845
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	13,020	14,361
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	1,065	1,143
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,620	1,737
					118,758
Louisiana (0.8%)
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	5,405	6,471
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	5,290	6,333
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,754
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,931
[2]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,805
[2]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,516
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/31	1,280	1,494

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,761
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,180	1,359
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	5,180	5,780
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	16,458
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	4,265	4,906
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,926
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	3,064
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	3,214
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,907
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	11,946
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/49	5,000	5,452
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/25	5,000	6,078
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	4,000	4,357
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/29	3,135	3,404
	Louisiana State University & Agricultural & Mechanical College College & University Revenue	5.000%	7/1/24	1,000	1,118
	Louisiana State University & Agricultural & Mechanical College College & University Revenue	5.000%	7/1/25	505	564
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,579
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,822
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,388
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	4,000	4,154
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,220
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,641
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/48	5,000	5,846
					118,248
Maine (0.2%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	1,004
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	1,114
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,941
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	4,010	4,407
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	5,100	5,613
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,676
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,565
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,961
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,520	1,756
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,850	2,131
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,505
					31,673
Maryland (2.8%)
	Anne Arundel County MD GO	5.000%	4/1/26	1,155	1,337
	Anne Arundel County MD GO	5.000%	10/1/26	1,090	1,329
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,477
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,570
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,456
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,619
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,440
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,567
	Baltimore County MD GO	5.000%	8/1/30	5,000	5,799
	Baltimore County MD GO	5.000%	3/1/33	10,035	13,072
	Baltimore MD Water Revenue (Water Project)	5.000%	7/1/38	5,000	5,574
	Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,332
	Howard County MD GO	4.000%	2/15/33	8,200	9,584
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	10,585	11,799
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	12,000	13,275
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	8,349
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/32	3,650	4,245
	Maryland GO	5.000%	3/15/25	4,715	5,664
	Maryland GO	4.000%	8/1/25	5,325	6,238
	Maryland GO	5.000%	8/1/25	10,500	12,795
	Maryland GO	4.000%	6/1/29	25,000	27,898
	Maryland GO	5.000%	3/15/31	10,000	12,807
	Maryland GO	5.000%	8/1/32	14,035	18,971
	Maryland GO	4.000%	3/15/33	16,020	19,456
	Maryland GO	5.000%	8/1/34	15,000	20,060
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	1,575	2,077
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,537

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,616
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	10,000	10,988
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,610
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	7.000%	7/1/22	5,525	6,039
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	4,460
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	5,975
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	5,032
	Montgomery County MD GO	4.000%	12/1/34	15,000	16,206
	Montgomery County MD GO	3.750%	11/1/38	16,500	18,953
	Prince George's County MD COP	5.000%	10/1/43	15,780	19,519
	Prince George's County MD GO	3.000%	7/15/33	3,590	4,069
	Prince George's County MD GO	5.000%	7/15/33	20,250	25,946
	Prince George's County MD GO	5.000%	7/15/34	18,740	23,944
	Prince George's County MD GO	5.000%	7/15/39	2,805	3,531
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,883
	University System of Maryland College & University Revenue	5.000%	4/1/30	6,180	7,858
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/32	5,000	6,407
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	17,351
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/34	7,315	8,034
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	9,520	10,764
					433,512
Massachusetts (4.0%)
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	2,835	3,419
	Commonwealth of Massachusetts GO	5.000%	5/1/26	10,000	12,460
	Commonwealth of Massachusetts GO	5.000%	5/1/30	11,650	13,485
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	14,541
	Commonwealth of Massachusetts GO	5.000%	5/1/32	11,000	12,705
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	8,823
	Commonwealth of Massachusetts GO	5.000%	5/1/33	11,000	12,677
	Commonwealth of Massachusetts GO	3.000%	7/1/35	7,000	7,822
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	3,257
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	6,426
	Commonwealth of Massachusetts GO	3.000%	7/1/39	5,000	5,494
	Commonwealth of Massachusetts GO	5.000%	7/1/40	1,250	1,470
	Commonwealth of Massachusetts GO	5.000%	7/1/41	3,845	4,974
	Commonwealth of Massachusetts GO	5.000%	7/1/45	30,000	38,359
	Commonwealth of Massachusetts GO	5.000%	11/1/46	3,000	3,657
	Commonwealth of Massachusetts GO	3.000%	3/1/47	20,000	21,247
	Commonwealth of Massachusetts GO	4.000%	5/1/48	10,000	11,347
	Commonwealth of Massachusetts GO	5.000%	7/1/48	5,095	6,491
	Commonwealth of Massachusetts GO	5.000%	9/1/48	15,000	18,396
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	13,578
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	9,855	10,207
	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	8,989
	Harvard MA GO	3.000%	8/15/36	1,260	1,389
	Harvard MA GO	3.000%	8/15/37	1,210	1,329
	Hingham MA GO	3.000%	2/15/34	800	892
	Hingham MA GO	3.000%	2/15/35	1,000	1,112
	Hingham MA GO	3.000%	2/15/36	810	894
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	1,000	1,424
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,641
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	9,472
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,472
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,000	3,649
	Massachusetts Bay Transportation Authority Transit Revenue	7.000%	3/1/21	1,995	2,039
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	24,745	30,448
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	2,000	2,961
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	5,430
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	5,000	5,258
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	3,407
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	5,000	5,502
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	5,000	5,830
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	3,500	4,107
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	4,984
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	10,000	15,802
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	4,094
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	5,467
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,990	2,128
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,250	1,457

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,000	5,481
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,201
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	3,000	3,188
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	6,695	7,769
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	8,684
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	10,200	10,804
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	4,729
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	941
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	7,936
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/24	500	576
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/25	750	898
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/26	1,640	2,029
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	8,800	9,949
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	15,613
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/36	5,000	5,970
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	5,512
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	15,810
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/40	7,000	8,374
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	14,820	18,976
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,000	3,613
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	9,231
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	27,000	31,807
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	10,000	12,741
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	4.750%	8/15/25	1,660	2,003
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	9,745	12,001
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	5,640	6,946
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	2,000	2,454
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,466
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	5,106
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	4,453
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	820	849
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	180	186
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.250%	7/1/36	4,500	4,620
[2]	Springfield MA GO	3.000%	3/1/33	1,080	1,180
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,560
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,335
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	4,078
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,800
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	2,000	2,525
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	1,000	1,244
					617,650
Michigan (3.3%)
[10]	Ann Arbor School District GO	3.000%	5/1/32	5,975	6,749
[10]	Ann Arbor School District GO	3.000%	5/1/33	6,150	6,874
[10]	Ann Arbor School District GO	3.000%	5/1/34	6,325	7,011
[10]	Ann Arbor School District GO	3.000%	5/1/35	6,525	7,206
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	1,000	1,083
[2]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/26	2,500	2,679
[2]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,687
[10]	East Lansing School District GO	5.000%	5/1/39	1,000	1,206
[10]	East Lansing School District GO	5.000%	5/1/42	2,000	2,383
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,295
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,243
[10]	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	3,661
[10]	Grand Blanc Community Schools GO	5.000%	11/1/31	2,920	3,863
[2]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	11,325
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	25,000	29,332
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	4,368
[10]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,272
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	17,330	19,500
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	3,300	3,934
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/45	3,000	3,546
	Macomb Interceptor Drain Drainage District	5.000%	5/1/42	8,360	9,988
	Michigan (Environmental Program) GO	4.000%	5/1/29	17,425	20,302
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	1,077
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	1,071
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	6,000	6,968
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,000	4,576
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,650

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,000	9,275
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	13,500	15,291
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	19,955
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	8,000	9,169
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,345	2,673
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,239
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	16,893
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,475	3,880
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,886
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	4,000	4,383
[11]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.85%	0.970%	12/1/24	7,500	7,500
[11]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.90%	1.020%	12/1/25	2,500	2,500
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	13,195	15,129
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	6,000	7,310
	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	5,000	5,498
[1]	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	6,000	6,647
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	5,000	5,719
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	3,670	3,956
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	4,349
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,000	1,162
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	10,070	12,664
	Michigan Finance Authority Water Revenue	5.000%	10/1/32	4,395	5,692
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	598
[2]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/28	3,000	3,576
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,188
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	2,210	2,524
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	7,500	8,544
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,165	1,326
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	15,260	15,864
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,855
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,744
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,415
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	8,000	9,518
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/25	1,475	1,803
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	3,070	3,709
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	1,560	1,758
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	10,545	12,728
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,488
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	4,900	5,763
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/47	2,000	2,251
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	2,300	2,470
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	1,052
	Michigan State University College & University Revenue	5.000%	8/15/27	1,060	1,186
	Michigan State University College & University Revenue	4.000%	2/15/44	5,000	5,674
	Michigan State University College & University Revenue	4.000%	2/15/44	9,000	10,279
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	6,622
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	10,000	11,761
	Oakland-Macomb Interceptor Drain Drainage District	4.000%	7/1/31	2,690	3,340
	Rochester Community School District GO	3.000%	5/1/33	1,000	1,095
[10]	Rockford Public Schools GO	5.000%	5/1/44	1,225	1,460
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,255	9,194
	Royal Oak MI GO	5.000%	4/1/43	2,600	3,158
	Southfield MI GO	3.000%	5/1/33	1,000	1,095
	University of Michigan College & University Revenue	5.000%	4/1/33	2,000	2,614
	University of Michigan College & University Revenue	5.000%	4/1/34	1,000	1,302
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	4,569
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	3,232
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	834
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/33	700	927
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,316
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,639
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	3,392
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,890	3,343
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	2,545	2,973
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,757
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,270
	Wayne State University College & University Revenue	5.000%	11/15/38	2,220	2,546

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	4,536
[10]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	4,566
					519,473
Minnesota (1.4%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,389
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/58	6,250	7,169
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,655
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,375
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	3,075
	Hennepin County MN GO	5.000%	12/15/34	10,675	13,777
	Minneapolis MN GO	3.000%	12/1/34	4,390	4,717
	Minneapolis Special School District No. 1 COP	4.000%	2/1/29	11,120	11,866
	Minneapolis Special School District No. 1 COP	4.000%	2/1/30	11,505	12,250
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	4,279
	Minnesota GO	5.000%	8/1/26	3,000	3,654
	Minnesota GO	5.000%	8/1/27	3,000	3,873
	Minnesota GO	5.000%	10/1/27	2,500	3,241
	Minnesota GO	5.000%	10/1/30	1,640	2,085
	Minnesota GO	5.000%	8/1/34	18,000	21,502
	Minnesota GO	5.000%	8/1/36	4,000	5,193
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	556
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/35	400	443
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	4,643
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,869
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	10,000	10,960
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,329
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,374
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,447
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	5,021
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/42	3,660	4,376
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/47	1,990	2,366
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	7,072
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	10,000	14,347
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,500	3,624
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,329
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,578
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/33	2,260	2,437
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	3,190
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	2,056
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	3,457
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,976
	St. Cloud MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/49	4,000	4,403
[2]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,480	3,838
[2]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	5,856
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	2,192
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	2,790	3,051
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,683
					213,573
Mississippi (0.2%)
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,373
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	5,175	5,866
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	9,900	11,132
	Mississippi State University Educational Building Corp. College & University Revenue, Prere.	5.250%	8/1/23	2,500	2,839
	University of Southern Mississippi College & University Revenue, Prere.	5.000%	3/1/23	4,490	4,983
	Warren County MS Industrial Revenue	5.375%	12/1/35	4,750	4,943
					32,136
Missouri (1.4%)
[2]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,873
[2]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/33	4,580	4,997
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,921
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,145	11,518
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/38	8,000	9,518
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/35	1,570	1,846
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/36	2,500	2,935
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/37	1,315	1,540
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/38	2,500	2,924
	Kansas City MO Special Obligation Revenue	5.000%	9/1/39	3,250	3,570
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	3,197

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,985
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,663
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,946
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	4,007
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	4,033
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,381
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/44	2,500	3,144
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	7,892
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,714
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	6,373
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	3,215	3,870
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,549
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	5,000	5,533
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	5,010	5,480
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,515	5,904
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/42	5,000	5,442
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,000	5,883
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	12,500	14,736
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/49	7,000	7,686
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,000	22,069
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	8,974
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	2,000	2,221
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	4,670	5,093
[2]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	11,205
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	2,079
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,760
	University of Missouri College & University Revenue	4.000%	11/1/33	5,000	5,597
					219,058
Montana (0.1%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,540	3,740
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,934
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/34	1,510	1,729
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35	1,050	1,199
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	1,035
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	3,092
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	9,230	10,812
					23,541
Multiple States (0.1%)
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,889	4,382
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.600%	11/2/20	7,855	7,855
					12,237
Nebraska (0.4%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,018
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	5,118
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	2,500	3,339
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	11,203
[9]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	8,400	9,619
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,606
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,189
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,371
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,179
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	2,500	2,802
[5]	Omaha NE Sewer Revenue	4.000%	4/1/36	425	514
[5]	Omaha NE Sewer Revenue	4.000%	4/1/37	375	451
[5]	Omaha NE Sewer Revenue	4.000%	4/1/38	200	240
[5]	Omaha NE Sewer Revenue	4.000%	4/1/39	125	149
[5]	Omaha NE Sewer Revenue	4.000%	4/1/40	100	119
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,264
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/31	10,800	12,530
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	6,311
					65,022
Nevada (0.6%)
	Clark County NV GO	4.000%	6/1/32	4,000	4,675
	Clark County NV GO	4.000%	12/1/39	23,100	26,542
[2]	Clark County School District GO	4.000%	6/15/32	11,365	12,903
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	17,240
	Las Vegas NV GO	4.000%	9/1/32	8,860	9,972
	Las Vegas NV GO	4.000%	9/1/33	9,220	10,342

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,504
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	5,000	5,790
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,985
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,527
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,149
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,460
					97,089
New Hampshire (0.2%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/34	1,375	1,427
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/42	7,955	8,219
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	11,238
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	7.000%	1/1/21	8,000	8,086
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/30	1,000	1,166
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	818
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,165
					32,119
New Jersey (3.3%)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,359
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/43	2,000	2,286
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/48	2,500	2,835
	Essex County NJ GO	2.000%	9/1/46	3,900	3,652
	Essex County NJ GO	2.000%	9/1/48	3,900	3,617
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	8,130
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	4,043
[5]	Hudson County NJ GO	3.000%	11/15/31	5,000	5,540
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,685
[2]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,524
	Mercer County NJ GO	0.050%	2/15/31	5,000	4,163
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/32	400	485
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	3,000	3,223
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	7,500	8,842
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	19,722
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	20,000	21,311
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,268
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	2,000	2,228
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	5,000	5,584
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	10,704
[2]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	2,109
[2]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	2,250	2,530
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	5,182
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	384
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,425
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	650	778
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	7,029
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,698
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,600	4,019
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	10,025	10,949
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	3,000	3,477
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	7,335	7,808
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	7,000	6,937
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	4,750	5,309
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	8,500	9,266
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,000	4,442
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/26	2,000	2,050
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,432
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	9,835
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	3,064
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,997
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,364
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,920
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,970
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,600
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	8,925	9,734
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	12,006
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,480
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,620	8,699
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,167

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,320
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	6,008
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,795	3,098
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,065	3,264
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/30	1,000	1,167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/33	3,745	4,288
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/34	2,310	2,641
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	3,820	4,014
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	4,500	5,108
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	2,780
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	12,000	12,870
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	1,925	2,022
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,300	5,780
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	10,050	10,644
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	7,865	8,765
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	3,837
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,102
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	14,427
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	5,984
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,562
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	19,511
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	10,813
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	3,420	3,777
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	2,000	2,182
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	6,095	7,275
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	19,484
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,436
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	2,307
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	34,385	39,644
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	17,250	19,510
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,650
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,637
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,625
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,612
					514,698
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,893
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	2,023
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,926
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	3,189
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	7,650
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	11,222
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	2,061
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	10,100	11,402
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/22	12,025	13,019
[8,9]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	48,065	56,858
					111,243
New York (13.2%)
[2]	Hempstead NY GO	4.000%	4/1/27	6,850	7,839
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.750%	2/15/47	10,945	11,104
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,464
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,587
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,000	2,282
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	3,250	3,861
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,000	19,366
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	1,935	2,295
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	13,828
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,285	21,672
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.125%	11/15/21	2,000	2,102
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	5,250	5,594
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,181
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,539
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,088
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,095
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,298
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,111

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,319
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,701
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,590	1,753
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	6,015
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	11,105	11,588
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,035	5,182
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,000	5,123
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	9,985	10,838
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	2,007
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	3,000	3,174
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,500	1,628
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	7,000	7,582
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	15,000	14,946
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/54	19,975	21,736
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	7,000	7,711
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	3,000	3,189
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	3,000	3,217
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	27,500	28,736
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,000	5,601
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	11,935	13,369
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	20	25
[5]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	3,963
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,402
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	13,417
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,000	3,238
[2]	Nassau County NY GO	5.000%	7/1/32	2,740	3,438
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,750	2,914
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/43	5,820	6,314
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	5,475	5,609
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	10,000	10,619
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,337
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	9,000	9,552
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	3,399
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,460	1,657
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	2,500	2,788
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	6,036
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	1,350	1,316
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,200
[7]	New York City Industrial Development Agency Recreational Revenue PILOT, ETM	0.000%	3/1/22	4,585	4,559
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	10,500	11,866
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	8,500	9,926
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,139
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	5,100	5,477
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	13,000	13,403
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	800	859
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	5,381
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,154
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	6,211
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	6,297
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	11,761
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	10,080	10,812
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/37	2,750	2,840
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/39	7,830	9,019
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	10,000	10,876
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	21,137
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	11,000	14,462
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	2,500	2,750
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	5,000	5,225
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	5,137
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	19,258
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	14,260
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,568
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	8,359
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10,000	11,309
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	10,000	11,106
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,916
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	9,027
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	5,447
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	9,000	10,171

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	7,927
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	2,925
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	32,047
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,815
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,500	5,834
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,500	5,152
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	6,290	7,047
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,530	5,167
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	6,356
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,014
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	4,933
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	3,000	3,462
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	8,159
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,656
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5,020	5,619
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	9,310	9,766
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	10,510	11,696
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	7,000	8,011
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	5,000	5,146
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	10,251
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/30	5,010	5,895
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/32	10,000	11,744
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	8,180	9,550
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	23,000	26,500
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	8,000	9,660
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,500	3,748
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	9,000	10,036
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	5,090	5,825
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	10,000	12,396
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	20,000	23,458
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	8,100	9,417
	New York City Water & Sewer System Water Revenue	5.375%	6/15/43	7,105	7,148
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	6,355	6,790
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	5,025	5,842
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	20,080	23,924
	New York City Water & Sewer System Water Revenue	4.000%	6/15/48	10,000	11,087
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	4,815	6,023
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	7,320	8,282
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	3,515	4,387
	New York City Water & Sewer System Water Revenue, Prere.	5.375%	12/15/20	13,895	13,979
	New York City Water & Sewer System Water Revenue, Prere.	5.500%	12/15/20	1,500	1,509
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,678
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	5,130	5,682
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	2,132
[4]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,765	3,835
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,000	9,806
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	9,998
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	3,000	3,125
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	7,550	7,852
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	18,500	19,426
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	10,890	14,955
	New York NY GO	5.000%	8/1/24	4,650	5,410
	New York NY GO	5.000%	10/1/31	5,120	5,523
	New York NY GO	5.000%	3/1/32	5,000	5,475
	New York NY GO	4.000%	8/1/32	5,000	5,682
	New York NY GO	5.000%	8/1/32	2,170	2,709
	New York NY GO	5.000%	10/1/32	5,260	5,673
	New York NY GO	5.000%	10/1/32	2,000	2,531
	New York NY GO	5.000%	8/1/33	1,000	1,241
	New York NY GO	5.000%	10/1/33	1,770	2,227
	New York NY GO	5.000%	4/1/34	7,000	8,525
	New York NY GO	5.000%	12/1/34	16,310	19,389
	New York NY GO	5.000%	10/1/35	5,020	6,081
	New York NY GO	4.000%	8/1/36	7,640	8,567
	New York NY GO	5.000%	8/1/37	8,600	10,057
	New York NY GO	4.000%	10/1/37	5,840	6,639
	New York NY GO	5.000%	10/1/37	5,000	6,042
	New York NY GO	5.000%	8/1/38	8,500	10,621

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	10/1/38	2,045	2,514
New York NY GO	5.000%	12/1/38	14,545	17,089
New York NY GO	4.000%	8/1/39	970	1,107
New York NY GO	4.000%	8/1/40	12,340	13,878
New York NY GO	4.000%	8/1/40	1,795	2,041
New York NY GO	4.000%	8/1/41	2,360	2,674
New York NY GO	3.500%	4/1/46	5,110	5,333
New York NY GO, Prere.	5.000%	8/1/21	1,500	1,554
New York NY GO, Prere.	5.000%	8/1/21	2,500	2,590
New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,594
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	4,291
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	26,330	28,670
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,651
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	9,120	9,610
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	8,882
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	10,000	10,557
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	22,000	22,345
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	9,995	11,193
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	12,211
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,995	12,050
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,530
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	8,500	9,836
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	11,864
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	2,250	2,365
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	7,500	8,471
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	19,995	23,009
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	5,215
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	5,193
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	20,000	22,110
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,000	5,598
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	10,000	11,262
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/21	5	5
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	6
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	5,465	5,905
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	5,065	5,439
New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	5,010	5,951
New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,550
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	12,270
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	9,005	11,518
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	14,645	18,606
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	4,225	4,792
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,300	1,532
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,639
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	13,039
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,079
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	27,182
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	21,504
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	6,043
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,000	6,038
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	7
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/29	5,860	6,546
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	3,500	3,591
New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/43	5,000	5,504
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/31	6,285	6,644
New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	3,544
New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,850	4,372
New York State Thruway Authority Highway Revenue	4.000%	1/1/44	1,000	1,126
New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,000	11,157
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	4,750	5,266
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	6,461
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	6,653
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	11,170	12,320
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	10,000	11,025
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	9,000	11,661
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	16,250	19,130
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,552
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	4,000	4,644

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	15,000	19,044
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	15,500	17,899
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	16,000	18,397
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,500	7,816
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	12,605
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	13,000	13,190
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,690	12,049
	Port Authority of New York & New Jersey Industrial Revenue	6.000%	12/1/42	7,000	7,028
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,050	4,823
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,358
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	5,839
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	6,468
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	8,029
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	5,435
[2,5]	Suffolk County NY GO	5.000%	5/15/31	4,000	5,185
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,725	8,094
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	8,364
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	8,295	9,348
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	5,512
	Triborough Bridge & Tunnel Authority Highway Revenue, ETM	6.125%	1/1/21	1,115	1,126
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/36	4,210	5,060
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	6,680
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	7,060
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	14,510	17,786
	Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	7,500	8,365
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	22,943
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	12,940	14,051
					2,049,170
North Carolina (1.4%)
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	1,057
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	608
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	605
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	4,705	5,034
	Buncombe County NC Appropriations Revenue	5.000%	6/1/28	1,500	1,782
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,356
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/30	1,000	1,205
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	2,177
	Cabarrus County NC Lease (Appropriation) Revenue	4.000%	6/1/34	1,000	1,154
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,046
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	5,677
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	3,119
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/31	2,700	3,212
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/35	810	966
	New Hanover County NC Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	3,075	3,501
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,768
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,825
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,670
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	5,327
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	20,150	23,714
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	30,000	32,900
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,100	1,170
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	1,246
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,818
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,155	1,222
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,650	3,645
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	2,500	2,634
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	3,606
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,434
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,600	4,144
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	10,000	10,543
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	580	623
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	12,060	14,119
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	8,984
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	11,323
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	1,000	1,112
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	8,298
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	5,000	5,436
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	1,890	2,135
	Raleigh NC Appropriations Revenue	3.000%	6/1/35	1,750	1,937

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Union County NC Enterprise System Water Revenue	3.000%	6/1/35	1,315	1,464
University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	5,000	5,722
University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/36	1,130	1,290
University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/37	1,105	1,258
University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/47	5,350	6,372
University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	2,021
Wake County NC Appropriations Revenue	5.000%	9/1/24	2,035	2,397
Wake County NC GO	5.000%	4/1/25	1,850	2,231
Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/30	1,610	1,872
Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,771
Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	2,305
				218,835
North Dakota (0.1%)
Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	4,345
Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	5,000	5,408
West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,602
West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,677
West Fargo Public School District No. 6 GO	3.000%	8/1/36	3,800	4,072
				21,104
Ohio (4.3%)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	18,000	20,853
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,528
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	4,201
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	8,491
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	1,300	1,390
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	3,122
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	4,000	4,239
Big Walnut Local School District GO	5.000%	12/1/55	6,000	7,242
Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,302
Brunswick City School District GO, Prere.	5.250%	6/1/23	4,000	4,511
Brunswick City School District GO, Prere.	5.250%	6/1/23	8,200	9,248
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,250	1,621
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,280
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	950	1,101
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	13,900	13,295
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	18,785	20,361
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	29,200	31,240
Butler County OH Health, Hospital, Nursing Home Revenue	6.375%	4/1/36	5,490	5,591
Butler County OH Health, Hospital, Nursing Home Revenue	5.625%	4/1/41	5,000	5,076
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,063
Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	1,355	1,513
Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	1,500	1,675
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,835
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	4,026
Columbus City School District GO	5.000%	12/1/42	8,000	9,633
Columbus OH GO	4.000%	8/15/25	1,335	1,565
Columbus OH GO	4.000%	4/1/30	10,000	11,800
Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,416
Cuyahoga County OH GO	3.000%	12/1/35	2,000	2,153
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	12,500	14,081
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	11,114
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	2,875	3,317
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	3,000	3,486
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,795	15,332
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	5,000	5,792
Euclid City School District GO	4.750%	1/15/54	2,685	3,001
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,462
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,975	12,725
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	7,800	8,606
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,380	2,817
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	5,000	7,624
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	2,016
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	1,087
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	1,077
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	651
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	388
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	2,024
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,864

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	1,021
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	3,379
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	3,518
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,645
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	27,000	31,999
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,300	6,195
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	4,500	6,969
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	5,296
	Highland Local School District GO, Prere.	5.250%	6/1/23	3,000	3,384
[9]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,115	11,866
	Liberty-Benton Local School District GO	4.000%	11/1/44	2,000	2,312
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,395	3,487
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	7,250	8,202
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/21	1,875	1,965
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/21	1,155	1,214
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	1,165
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,830	3,004
	North Royalton City School District GO	4.000%	12/1/32	600	666
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	5,127
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	6,300	7,562
	Ohio Department of Administrative Services COP	5.000%	3/1/28	1,335	1,728
	Ohio Department of Administrative Services COP	5.000%	9/1/28	500	654
	Ohio Department of Administrative Services COP	5.000%	3/1/29	300	395
	Ohio Department of Administrative Services COP	5.000%	9/1/29	500	664
	Ohio Department of Administrative Services COP	5.000%	3/1/30	350	468
	Ohio GO	5.000%	5/1/26	6,310	7,850
	Ohio GO	5.000%	6/15/30	9,070	11,159
	Ohio GO	5.000%	2/1/32	10,000	12,234
	Ohio GO	5.000%	2/1/34	8,540	10,379
	Ohio GO	5.000%	2/1/36	9,885	11,957
	Ohio GO	5.000%	9/1/36	12,030	13,715
	Ohio GO	5.000%	9/1/37	9,650	10,991
	Ohio GO	5.000%	3/1/39	10,000	12,211
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	1,750	1,815
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,500	2,848
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	16,070	18,181
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	4,000	4,364
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	3,290
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	4,225	4,552
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	13,138
[5]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,612
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	16,000	17,723
	Ohio State University College & University Revenue	5.000%	6/1/38	7,000	7,693
	Ohio State University College & University Revenue	4.000%	6/1/43	10,000	10,639
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	8,856
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	22,813
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	2,000	2,538
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	20,000	25,295
	Union County OH GO	5.000%	12/1/47	2,500	2,986
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,208
	Wickliffe City School District GO	3.250%	12/1/56	10,355	10,755
					663,522
Oklahoma (0.5%)
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,332
	Oklahoma City OK GO	4.000%	3/1/31	3,985	4,695
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/38	5,500	6,592
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	7,165	8,343
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	11,595	13,456
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	445
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,661
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/36	5,105	5,751
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	5,015	5,965
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,890	9,890
	Oklahoma Water Resources Board Revenue	2.000%	4/1/35	1,000	1,008
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	14,366
					78,504

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon (1.1%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,646
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,891
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	6,866
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/43	4,000	4,521
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,102
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	665
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,097
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	5,662
	Eugene OR Electric Utility System Electric Power & Light Revenue	4.000%	8/1/31	700	805
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,689
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,542
	Oregon (Q State Project) GO	5.000%	5/1/26	1,000	1,248
	Oregon (Q State Project) GO	5.000%	5/1/26	1,435	1,791
	Oregon (Q State Project) GO	5.000%	5/1/34	8,790	11,410
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,385	5,207
	Oregon Department of Transportation Highway Revenue	4.000%	11/15/38	8,000	9,649
	Oregon GO	5.000%	5/1/26	1,000	1,248
	Oregon GO	5.000%	5/1/31	1,000	1,227
	Oregon GO	5.000%	6/1/31	645	834
	Oregon GO	5.000%	5/1/32	3,010	3,675
	Oregon GO	5.000%	5/1/32	460	590
	Oregon GO	5.000%	6/1/32	305	392
	Oregon GO	4.000%	8/1/32	3,000	3,547
	Oregon GO	5.000%	5/1/33	280	356
	Oregon GO	5.000%	6/1/33	390	497
	Oregon GO	5.000%	5/1/34	1,280	1,624
	Oregon GO	5.000%	6/1/34	500	636
	Oregon GO	5.000%	6/1/35	500	634
	Oregon GO	5.000%	5/1/36	1,000	1,261
	Oregon GO	5.000%	6/1/36	685	865
	Oregon GO	5.000%	5/1/37	700	880
	Oregon GO	5.000%	6/1/37	1,560	1,964
	Oregon GO	5.000%	5/1/38	650	814
	Oregon GO	5.000%	5/1/39	5,000	6,001
	Oregon State Facilities Authority College & University Revenue (Reed College Project)	4.000%	7/1/41	4,700	5,320
	Oregon State Lottery Revenue	5.250%	4/1/30	555	566
	Oregon State Lottery Revenue	5.000%	4/1/31	3,670	4,575
	Oregon State Lottery Revenue	5.000%	4/1/32	4,000	4,977
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	7,596
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	3,200
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,809
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	6,351
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,972
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/36	3,430	3,764
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	3,050	3,498
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	11,211
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/43	750	803
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/48	1,000	1,066
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	2,500	2,648
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	5,000	5,741
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	9,432
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,600
					169,965
Pennsylvania (5.4%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	5,000	5,425
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,000	11,655
	Allegheny County PA GO	5.000%	11/1/28	5,475	6,827
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	3,500	3,934
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	2,375	2,470
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,250	1,306
[1]	Altoona Area School District GO	5.000%	12/1/39	2,000	2,370
[1]	Altoona Area School District GO	5.000%	12/1/45	1,500	1,755
[1]	Armstrong School District GO	4.000%	3/15/36	1,165	1,365
[1]	Armstrong School District GO	4.000%	3/15/38	1,120	1,304
[1]	Armstrong School District GO	4.000%	3/15/41	1,200	1,384
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/36	1,855	2,001
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/37	2,575	2,770
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/47	11,510	12,103

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	4,025	4,129
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,461
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,288
	Cheltenham Township School District GO	5.000%	3/15/41	15,210	17,480
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,826
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	2,039
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,000	6,662
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,005	4,704
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,054
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,750	2,270
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,388
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	18
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,960
[2,8]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	17,282
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	11,870
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	11,828
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	2,214
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	2,336
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	10,455
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	2,228
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	5,000	5,252
	Delaware County Authority College & University Revenue	4.000%	12/1/30	1,930	2,199
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	957
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	1,063
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	3,024
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,295
	Delaware County Authority College & University Revenue	5.000%	8/1/35	2,160	2,474
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	5,307
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	6,638
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,653
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	15,500	17,023
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,320
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,928
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,335
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,901
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	3,789
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	4,418
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	5,000	5,221
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	7.000%	12/1/21	2,390	2,560
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	7.000%	12/1/21	3,000	3,214
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,510
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	6,333
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	5,186
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	13,297
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	15,845
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	4,238
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,842
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,000	3,371
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	6,660	7,479
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,767
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	12,000	13,143
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	3,140
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,773
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/38	4,500	5,086
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,986
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/40	5,160	5,160
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	3,500	3,959
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	2,810	3,297
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/45	2,000	2,220
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,888
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	13,000	14,522
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere	5.000%	6/15/21	1,000	1,030
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,100	3,308
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,000	3,201
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,600
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,601
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,535

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	3,001
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	8,000	9,179
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,050	5,699
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	18,000	19,728
	Pennsylvania State University College & University Revenue	5.000%	9/1/27	830	1,028
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,206
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,617
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	6,117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	11,325	13,591
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	9,045
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,376
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	4,595	5,482
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	15,531
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,373
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	12,855
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	3,057
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,200	2,789
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	6,056
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	17,636
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	7,015	8,856
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	7,500	9,437
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,140
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	3,385	4,246
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	14,280
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,045	5,687
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,298
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,400	18,769
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	12,395	13,990
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	8,500	9,748
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	1,460	1,604
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	10,000	12,105
[3]	Pennsylvania Turnpike Commission Highway Revenue, 4.500% coupon rate effective 12/1/21	0.000%	12/1/34	3,500	3,830
[3]	Pennsylvania Turnpike Commission Highway Revenue, 4.750% coupon rate effective 12/1/21	0.000%	12/1/37	6,000	6,579
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	6.500%	12/1/20	6,000	6,029
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	825	905
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	175	192
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	9,015	10,393
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	7,255	8,412
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/34	5,250	6,477
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,399
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/45	6,035	6,768
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,616
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,647
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	6,487
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,347
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,385
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	2,041
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,915
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	3,715	4,392
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	2,100	2,382
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	7,000	8,212
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	9,395	9,932
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	5,057
	Philadelphia PA GO	5.000%	8/1/29	5,745	6,839
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	11,503
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/45	10,500	11,812
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	8,634
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	7,495
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,678
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	6,602
	Port Authority of Allegheny County Sales Tax Revenue	5.750%	3/1/29	8,000	8,132
	Spring Township PA GO	3.000%	11/15/33	1,020	1,115
	Spring Township PA GO	3.000%	11/15/34	1,050	1,145
	Spring Township PA GO	3.000%	11/15/35	1,085	1,178
	Spring Township PA GO	3.000%	11/15/36	1,115	1,205
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	10,000	11,809
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,635	3,151
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/26	210	267
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	943

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Upper Darby School District GO	4.000%	4/1/45	2,400	2,699
	Upper St Clair Township School District GO	3.250%	10/1/35	5,000	5,422
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	4,210	4,754
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	3,000	3,388
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,999
	York County PA GO	4.000%	3/1/35	3,000	3,480
					845,222
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	887	818
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	4,814	4,073
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	13,555	10,621
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	745	537
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	48,766	50,048
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	2,865	2,940
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	315	328
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,775	1,848
					71,213
Rhode Island (0.1%)
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/40	165	170
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	10,000	11,153
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	7,115
					18,438
South Carolina (1.6%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/43	5,010	5,416
	Charleston County SC GO	4.000%	11/1/30	5,715	6,878
	Charleston County SC GO	4.000%	11/1/31	6,110	7,317
	Charleston County SC GO	4.000%	11/1/32	6,520	7,764
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/29	2,500	2,887
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	863
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,203
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,450	1,654
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,359
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	8,213
[9]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,690	19,486
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,763
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	2,745	3,136
[7]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.750%	1/1/34	10,000	10,274
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/30	1,500	1,732
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,275
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	12,327
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	12,600	14,426
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	8,666
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/38	5,305	6,074
[5]	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/39	1,330	1,518
[5]	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/42	6,135	6,932
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	5,095	5,859
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	4,335	4,907
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	955	1,071
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	6,276
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	3,231
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	10,350	11,418
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	1,840	2,025
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	5,935	6,705
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	11,225
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	10,500	12,103
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	12,900	14,970
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	2,600	2,730
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/43	1,115	1,174
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,000	5,543
	University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	2,258
	University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,458
	University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,566
	University of South Carolina College & University Revenue	5.000%	5/1/34	865	1,027
	University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	10,611
					241,320

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Dakota (0.2%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	10,890
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,020	3,521
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	10,045	10,722
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	1,000	1,144
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	8,500	9,313
					35,590
Tennessee (1.6%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,505	1,848
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,131
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,121
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,000	1,084
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,500	2,956
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	14,005	15,443
	Franklin IN GO	5.000%	3/1/25	1,250	1,503
	Franklin IN GO	5.000%	3/1/25	1,855	2,231
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	3,000	3,583
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,605	2,992
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,844
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	11,315	12,489
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	6,000	6,853
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,794
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	12,081
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	7,000	8,325
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	12,660	15,103
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,695	2,007
	Shelby County TN GO	3.125%	4/1/32	4,000	4,559
	Shelby County TN GO	3.125%	4/1/33	1,465	1,660
	Sullivan County TN GO	5.000%	12/1/26	3,030	3,834
[9]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	42,715	49,604
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,025	1,110
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	9,905	10,808
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	3,735	4,197
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	7,186
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,646
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	24,011
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	6,600	7,502
	Tennessee GO	5.000%	9/1/29	2,500	2,923
	Tennessee GO	5.000%	8/1/30	1,345	1,624
	Tennessee GO	5.000%	9/1/34	700	807
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/37	210	216
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/38	490	500
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,500	6,042
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	7,000	8,431
	Washington County TN GO	4.000%	6/1/29	3,260	3,816
					240,864
Texas (7.0%)
	Aledo Independent School District GO	5.000%	2/15/32	1,435	1,864
	Arlington TX GO	5.000%	8/15/26	2,795	3,509
	Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,270
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/41	6,000	6,789
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/48	7,620	8,740
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/48	15,000	16,163
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,830
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,807
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,547
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,972
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	7,140	8,537
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	779
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,161
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	561
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	955
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	645
	Austin Independent School District GO	5.000%	8/1/26	1,425	1,733
	Austin Independent School District GO	5.000%	8/1/32	5,370	6,879
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	6,740	7,846

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/46	11,065	12,779
	Austin TX GO	5.000%	9/1/32	1,300	1,525
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,170	4,062
	Belton Independent School District GO	5.000%	2/15/36	2,500	3,049
	Canyon Independent School District GO	3.000%	2/15/31	2,290	2,665
[5]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	6,000	6,579
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	6,000	6,719
[5]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	10,000	10,904
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.750%	1/1/21	4,260	4,298
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	6.750%	1/1/21	2,000	2,021
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,814
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	29,985	26,393
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	7,300	8,252
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,450	8,422
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	3,000	3,132
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	534
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	46
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	3,815	4,137
	Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	3,000	3,049
	Collin County Community College District GO	5.000%	8/15/32	2,500	3,279
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,975	10,738
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	3,690	4,389
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	6,375
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	5,980	6,686
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,500	5,258
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,000	6,978
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	5,000	5,342
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	6,445	6,880
[7]	Dallas TX Miscellaneous Revenue	5.000%	8/15/28	2,125	2,132
	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/50	5,000	5,770
[2]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	6,016
	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,919
	El Paso TX GO	5.000%	8/15/27	3,625	4,532
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/30	3,545	4,393
[8]	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,383
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	2,000
	Fort Bend Independent School District GO	5.000%	8/15/33	1,000	1,311
	Friendswood Independent School District GO	4.000%	2/15/32	3,630	4,172
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	21,500	24,696
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/36	8,585	9,821
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	12,000	13,728
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	138
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	131
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	5,000	5,744
	Harris County TX GO	5.000%	10/1/26	3,000	3,675
	Harris County TX Highway Revenue	5.000%	8/15/30	665	820
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,410
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,548
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	2,926
	Hays County TX GO	4.000%	2/15/31	2,265	2,602
	Hays County TX GO	4.000%	2/15/32	3,135	3,624
	Hays County TX GO	4.000%	2/15/32	3,820	4,379
	Hays County TX GO	4.000%	2/15/33	865	995
	Hays County TX GO	4.000%	2/15/33	3,320	3,817
	Hays County TX GO	5.000%	2/15/42	4,000	4,765
	Houston Community College System GO	5.000%	2/15/32	2,920	3,205
	Houston Community College System GO	5.000%	2/15/35	3,000	3,829
	Houston Community College System GO	4.000%	2/15/36	8,500	9,790
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	3,000	3,231
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,590
	Houston TX Combined Utility System Sewer Revenue, Prere.	5.250%	11/15/20	5,000	5,008
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	28,600	35,204
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,670
	Houston TX GO	5.000%	3/1/27	13,350	16,289
	Humble Independent School District GO	4.000%	2/15/28	10,290	11,718
	Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,148
	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,169
	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	11,383
	Lamar Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,683

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,759
	Laredo College District Combined Fee Revenue GO	5.000%	8/1/30	2,030	2,355
	Laredo College District Combined Fee Revenue GO	5.000%	8/1/34	1,500	1,734
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/44	1,250	1,415
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/49	2,250	2,528
	Lewisville Independent School District GO	5.000%	8/15/31	3,045	4,032
	Lewisville Independent School District GO	5.000%	8/15/32	3,500	4,611
	Lewisville Independent School District GO	5.000%	8/15/33	3,000	3,937
	Lone Star College System GO	4.000%	2/15/29	1,150	1,300
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	6,052
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	6,606
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,500	1,875
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,040	1,301
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,871
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	1,500	1,867
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	1,000	1,242
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	6,196
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	5,080	5,834
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,460	3,963
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	5,540	6,400
	Lubbock TX GO	4.000%	2/15/30	1,250	1,453
	Mainland College GO	4.000%	8/15/44	4,000	4,621
	Mainland College GO	4.000%	8/15/49	10,950	12,563
	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,995
	Missouri City TX GO	4.000%	6/15/32	1,125	1,296
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	1,295	1,407
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,040	5,962
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,870	5,085
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/48	10,350	10,819
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,695
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,637
[2]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	4,092
[2]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,115
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	5,000	5,477
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	5,467
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	8,947
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/34	3,000	3,346
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	8,928
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/35	3,140	3,488
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/36	3,810	4,213
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	10,000	11,681
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,125	3,629
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	5,900	6,353
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	10,022
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	23,900	27,925
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,110	17,491
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	2,000	2,078
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	13,675	14,429
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	14,355	15,147
	Northside Independent School District GO	5.000%	6/1/32	1,000	1,307
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/23	1,000	1,056
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/24	4,325	4,563
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/25	4,520	4,762
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/26	2,250	2,363
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/27	1,845	1,933
	Pasadena TX GO	4.000%	2/15/32	1,500	1,687
	Round Rock Independent School District GO	4.000%	8/1/30	3,130	3,595
	SA Energy Acquisition Public Facility Corp Natural Gas Revenue	5.500%	8/1/22	5,620	6,091
	SA Energy Acquisition Public Facility Corp Natural Gas Revenue	5.500%	8/1/23	6,200	6,994
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	3,500	3,866
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,000	6,038
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/25	1,260	1,502
	San Antonio TX GO	4.000%	8/1/31	6,305	7,600
	San Antonio TX GO	4.000%	8/1/33	8,710	10,400
	San Jacinto College District GO	5.000%	2/15/29	3,860	4,709

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Jacinto College District GO	5.000%	2/15/30	4,055	4,942
San Jacinto College District GO	5.000%	2/15/31	2,250	2,744
San Jacinto College District GO	5.000%	2/15/32	2,000	2,434
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	5,305
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	11,946
Texas GO	5.000%	8/1/27	2,000	2,434
Texas GO	4.000%	5/15/32	2,250	2,565
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,740	2,956
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	5,000	5,351
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/20	650	653
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,761
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	7,850
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	3,338
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,835
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	1,000	1,171
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,169
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	576
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	4,500	5,170
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,500	5,581
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	1,967
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,755	7,110
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,137
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	7,387
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,134
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	4,031
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,129
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	1,126
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,120
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,548
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,340	1,488
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	5,750	6,513
Texas Water Development Board Water Revenue	5.000%	4/15/29	3,045	3,899
Texas Water Development Board Water Revenue	5.000%	10/15/30	10,040	12,195
Texas Water Development Board Water Revenue	4.000%	10/15/32	5,045	5,999
Texas Water Development Board Water Revenue	4.000%	10/15/33	12,025	14,444
Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	15,578
Texas Water Development Board Water Revenue	3.000%	10/15/39	7,245	8,042
Texas Water Development Board Water Revenue	3.000%	10/15/40	6,700	7,411
United TX Independent School District GO	5.000%	8/15/28	2,355	2,839
United TX Independent School District GO	5.000%	8/15/29	2,535	3,052
University of Houston College & University Revenue	4.000%	2/15/30	4,610	5,164
University of Houston College & University Revenue	3.000%	2/15/34	10,605	11,520
University of Houston College & University Revenue	4.000%	2/15/37	16,205	17,955
University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,689
University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,451
University of North Texas System College & University Revenue	5.000%	4/15/36	3,000	3,437
University of Texas System College & University Revenue	5.000%	8/15/49	5,990	9,363
Ysleta Independent School District GO, Prere.	5.000%	8/15/25	7,065	8,626
				1,079,096
Utah (0.5%)
Alpine UT School District GO	5.000%	3/15/25	2,305	2,774
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,743
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,635
Park City UT Water Revenue	3.000%	12/15/31	4,875	5,587
Park City UT Water Revenue	3.000%	12/15/32	5,025	5,716
Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/42	2,100	2,469
Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/43	1,500	1,755
Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/44	1,625	1,897
Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/45	1,000	1,164
Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/47	2,500	2,902
University of Utah College & University Revenue	4.000%	8/1/33	2,145	2,495
University of Utah College & University Revenue	4.000%	8/1/33	1,000	1,163
University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,363
University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,157
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	847
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,337
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	745
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,385
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/49	1,150	1,361

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	19,357
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	6,998
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	7,736
					76,586
Vermont (0.2%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	12,436
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	4.000%	11/1/50	10,000	11,394
					23,830
Virginia (1.5%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,162
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	2,027
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,443
[2]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	5,015	5,905
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	5,000	5,624
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.125%	1/1/43	1,000	1,003
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/32	1,800	2,107
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/34	1,145	1,336
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,313
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	12,589
	Fairfax County VA GO	5.000%	10/1/35	2,735	3,551
	Fairfax County VA GO, Prere.	4.000%	10/1/23	3,000	3,323
	Fairfax County VA GO, Prere.	5.000%	4/1/26	1,985	2,478
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,960
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	10/1/27	1,725	2,254
	Hampton Roads Transportation Accountability Commission Revenue	5.000%	7/1/60	19,000	23,426
	Hampton Roads Transportation Accountability Commission Revenue	5.250%	7/1/60	2,000	2,509
[5]	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	751
[5]	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,594
[7]	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/1/20	3,500	3,500
	Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	695	725
	Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	1,250	1,297
	Loudoun County VA GO	4.000%	12/1/30	7,325	9,053
	Loudoun County VA GO	3.000%	12/1/31	7,535	8,501
	Loudoun County VA GO	4.000%	12/1/32	6,900	7,923
	Loudoun County VA GO	4.000%	12/1/33	6,895	7,894
	Richmond VA GO	3.375%	3/1/41	3,000	3,324
	Richmond VA Public Utility Natural Gas Revenue	3.000%	1/15/45	2,500	2,721
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,640	1,742
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	6,212
	Salem VA GO	4.000%	5/1/31	3,305	4,149
	Salem VA GO	4.000%	5/1/32	1,585	1,968
	University of Virginia College & University Revenue	5.000%	4/1/45	5,000	5,809
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/38	3,635	4,016
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	2,155	2,667
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	6,000	6,609
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	6,315	6,929
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	3,114
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	2,865	3,097
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,848
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	6,016
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,981
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,766
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/31	4,425	5,246
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	12,011
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	1,580	2,132
	Virginia Public School Authority Lease Revenue	3.000%	10/1/32	5,455	6,230
	Virginia Resources Authority Lease Revenue	3.000%	11/1/36	2,340	2,605
	Virginia Resources Authority Lease Revenue	3.000%	11/1/37	2,425	2,690
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	1,000	1,157
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,750	4,324
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	5,000	5,601
					233,212
Washington (0.7%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	13,840	16,672
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	7,000	7,313
	King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,654

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,666
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,908
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/40	1,555	1,821
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/45	2,000	2,309
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	10,870	11,682
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/31	3,260	3,707
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	3,425	3,882
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	4,545	5,125
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/34	3,665	4,135
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/35	3,240	3,640
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	4,465
	Seattle WA Municipal Light & Power Electric Power & Light Revenue, Prere.	5.250%	2/1/21	2,000	2,025
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,985
	University of Washington College & University Revenue	5.000%	7/1/34	2,000	2,131
[5]	Washington GO	5.000%	6/1/33	2,900	3,805
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	7,500	7,947
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,215	2,221
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	5,000	5,243
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/45	1,100	1,188
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,503
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	2,393
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	2,220
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	4,500	4,796
					116,436
West Virginia (0.4%)
[2]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	8,442
[2]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	7,578
	West Virginia Economic Development Authority Industrial Revenue	5.375%	12/1/38	2,500	2,509
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	8,684
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/44	20,000	21,639
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,750
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	2,500	2,947
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	3,075	3,950
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	5,985	6,245
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/30	3,000	3,478
					68,222
Wisconsin (1.3%)
	Milwaukee WI GO	3.000%	4/1/32	4,820	5,208
[2]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,448
	Neenah Joint School District GO	3.000%	3/1/31	1,960	2,178
	Neenah Joint School District GO	3.000%	3/1/32	3,735	4,116
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,691
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,544
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	10,673
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/36	2,130	2,455
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/37	2,000	2,304
	Wisconsin GO	5.000%	5/1/31	8,635	10,264
	Wisconsin GO	5.000%	5/1/31	9,450	11,596
[5]	Wisconsin GO	5.000%	5/1/31	1,500	1,988
	Wisconsin GO	5.000%	5/1/32	5,950	7,287
	Wisconsin GO	5.000%	5/1/36	5,000	5,919
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	3,260	3,453
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,087
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,169
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/33	1,385	1,494
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/34	1,570	1,690
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	17,555
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	6,271
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,887
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	6,143
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	5,503
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,642
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,817
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	16,836
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,661
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	5,000	5,579
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	20,690	21,930

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,675
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	11,088
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/48	6,120	7,139
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	4,234
					200,524
Total Tax-Exempt Municipal Bonds (Cost $14,167,976)					15,067,025
				Shares
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
[13]	Vanguard Municipal Cash Management Fund (Cost $413,554)	0.119%		4,135,437	413,627
Total Investments (99.8%) (Cost $14,581,530)					15,480,652
Other Assets and Liabilities—Net (0.2%)					32,030
Net Assets (100%)					15,512,682
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value was $66,694,000, representing 0.4% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Securities with a value of $3,129,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by bank letter of credit.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2020	1,903	239,020	(689)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2020	(74)	(11,639)	78
Ultra Long U.S. Treasury Bond	December 2020	(241)	(51,815)	2,098
				2,176
				1,487

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2020
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,167,976)	15,067,025
Affiliated Issuers (Cost $413,554)	413,627
Total Investments in Securities	15,480,652
Investment in Vanguard	647
Receivables for Investment Securities Sold	33,620
Receivables for Accrued Income	172,087
Receivables for Capital Shares Issued	25,530
Variation Margin Receivable—Futures Contracts	157
Other Assets	206
Total Assets	15,712,899
Liabilities
Due to Custodian	5,322
Payables for Investment Securities Purchased	168,169
Payables for Capital Shares Redeemed	13,996
Payables for Distributions	12,012
Payables to Vanguard	718
Total Liabilities	200,217
Net Assets	15,512,682
At October 31, 2020, net assets consisted of:

Paid-in Capital	14,546,024
Total Distributable Earnings (Loss)	966,658
Net Assets	15,512,682

Investor Shares—Net Assets
Applicable to 76,570,453 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	920,985
Net Asset Value Per Share—Investor Shares	$12.03

Admiral Shares—Net Assets
Applicable to 1,213,149,313 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,591,697
Net Asset Value Per Share—Admiral Shares	$12.03

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2020
($000)
Investment Income
Income
Interest[1]	442,179
Total Income	442,179
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,542
Management and Administrative—Investor Shares	1,287
Management and Administrative—Admiral Shares	9,604
Marketing and Distribution—Investor Shares	109
Marketing and Distribution—Admiral Shares	764
Custodian Fees	69
Auditing Fees	32
Shareholders’ Reports—Investor Shares	112
Shareholders’ Reports—Admiral Shares	272
Trustees’ Fees and Expenses	9
Total Expenses	13,800
Net Investment Income	428,379
Realized Net Gain (Loss)
Investment Securities Sold[1]	84,655
Futures Contracts	(4,959)
Realized Net Gain (Loss)	79,696
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	39,459
Futures Contracts	1,588
Change in Unrealized Appreciation (Depreciation)	41,047
Net Increase (Decrease) in Net Assets Resulting from Operations	549,122
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,418,000, ($25,000), and $63,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	428,379	425,402
Realized Net Gain (Loss)	79,696	57,590
Change in Unrealized Appreciation (Depreciation)	41,047	805,391
Net Increase (Decrease) in Net Assets Resulting from Operations	549,122	1,288,383
Distributions[1]
Investor Shares	(31,715)	(29,734)
Admiral Shares	(457,332)	(400,869)
Total Distributions	(489,047)	(430,603)
Capital Share Transactions
Investor Shares	(59,916)	62,993
Admiral Shares	1,709,160	1,203,639
Net Increase (Decrease) from Capital Share Transactions	1,649,244	1,266,632
Total Increase (Decrease)	1,709,319	2,124,412
Net Assets
Beginning of Period	13,803,363	11,678,951
End of Period	15,512,682	13,803,363
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.95	$11.16	$11.65	$11.83	$11.64
Investment Operations
Net Investment Income	.344[1]	.379[1]	.393[1]	.403[1]	.418
Net Realized and Unrealized Gain (Loss) on Investments	.133	.796	(.459)	(.143)	.206
Total from Investment Operations	.477	1.175	(.066)	.260	.624
Distributions
Dividends from Net Investment Income	(.345)	(.379)	(.393)	(.402)	(.418)
Distributions from Realized Capital Gains	(.052)	(.006)	(.031)	(.038)	(.016)
Total Distributions	(.397)	(.385)	(.424)	(.440)	(.434)
Net Asset Value, End of Period	$12.03	$11.95	$11.16	$11.65	$11.83
Total Return[2]	4.06%	10.66%	-0.59%	2.31%	5.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$921	$977	$853	$980	$1,007
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.89%	3.25%	3.44%	3.49%	3.52%
Portfolio Turnover Rate	14%	16%	16%	19%	13%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.95	$11.16	$11.65	$11.83	$11.64
Investment Operations
Net Investment Income	.356[1]	.388[1]	.402[1]	.415[1]	.430
Net Realized and Unrealized Gain (Loss) on Investments	.130	.796	(.459)	(.143)	.206
Total from Investment Operations	.486	1.184	(.057)	.272	.636
Distributions
Dividends from Net Investment Income	(.354)	(.388)	(.402)	(.414)	(.430)
Distributions from Realized Capital Gains	(.052)	(.006)	(.031)	(.038)	(.016)
Total Distributions	(.406)	(.394)	(.433)	(.452)	(.446)
Net Asset Value, End of Period	$12.03	$11.95	$11.16	$11.65	$11.83
Total Return[2]	4.14%	10.75%	-0.51%	2.42%	5.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,592	$12,826	$10,825	$9,947	$9,238
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.96%	3.33%	3.52%	3.59%	3.62%
Portfolio Turnover Rate	14%	16%	16%	19%	13%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.
During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at October 31, 2020.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual

Long-Term Tax-Exempt Fund
commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $647,000, representing less than 0.01% of the fund’s net assets and 0.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,067,025	—	15,067,025
Temporary Cash Investments	413,627	—	—	413,627
Total	413,627	15,067,025	—	15,480,652
Derivative Financial Instruments
Assets
Future Contracts[1]	157	—	—	157
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	7,140
Total Distributable Earnings (Loss)	(7,140)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,881
Undistributed Tax-Exempt Income	11,425
Undistributed Long-Term Gains	68,133
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	892,231
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2020 Amount ($000)	2019 Amount ($000)
Tax Exempt Income	427,888	424,628
Ordinary Income*	23,348	258
Long-Term Capital Gains	37,811	5,717
Total	489,047	430,603
*	Includes short-term capital gains, if any.

Long-Term Tax-Exempt Fund
As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	14,588,421
Gross Unrealized Appreciation	924,709
Gross Unrealized Depreciation	(32,478)
Net Unrealized Appreciation (Depreciation)	892,231
E.	During the year ended October 31, 2020, the fund purchased $4,415,745,000 of investment securities and sold $1,933,000,000 of investment securities, other than temporary cash investments.
F.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	250,591	20,974	227,686	19,508
Issued in Lieu of Cash Distributions	26,212	2,191	24,299	2,079
Redeemed	(336,719)	(28,339)	(188,992)	(16,335)
Net Increase (Decrease)—Investor Shares	(59,916)	(5,174)	62,993	5,252
Admiral Shares
Issued	3,703,372	309,973	2,807,628	242,540
Issued in Lieu of Cash Distributions	301,086	25,169	267,351	22,878
Redeemed	(2,295,298)	(195,239)	(1,871,340)	(162,404)
Net Increase (Decrease)—Admiral Shares	1,709,160	139,903	1,203,639	103,014
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

High-Yield Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2010, Through October 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
High-Yield Tax-Exempt Fund Investor Shares	2.86%	4.55%	4.81%	$15,997
Bloomberg Barclays Municipal Bond Index	3.59	3.70	3.99	14,791

	One Year	Five Year	Ten Years	Final Value of a $50,000 Investment
High-Yield Tax-Exempt Fund Admiral Shares	2.94%	4.64%	4.90%	$80,657
Bloomberg Barclays Municipal Bond Index	3.59	3.70	3.99	73,953

See Financial Highlights for dividend and capital gains information.

High-Yield Tax-Exempt Fund
Fund Allocation
As of October 31, 2020
Illinois	9.3%
New York	9.0
California	8.8
Pennsylvania	7.3
Texas	6.4
Florida	6.2
New Jersey	6.2
Massachusetts	3.3
Michigan	3.3
Ohio	3.3
Colorado	3.1
Georgia	2.7
Wisconsin	2.3
South Carolina	1.9
District of Columbia	1.7
Missouri	1.7
Indiana	1.5
Maryland	1.4
Virginia	1.4
Tennessee	1.3
Washington	1.3
Connecticut	1.2
Louisiana	1.2
Arizona	1.2
Puerto Rico	1.2
Alabama	1.2
North Carolina	1.0
Kentucky	1.0
Other	8.6
The table reflects the fund’s investments, except for short-term investments and derivatives.

High-Yield Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (1.1%)
	Birmingham AL GO	5.000%	3/1/40	3,010	3,544
	Birmingham AL GO	5.000%	3/1/45	4,050	4,735
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,774
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	27,352
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,500	2,892
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	3,000	3,163
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	6,785	7,807
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	5,000	5,507
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	3,200	3,953
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	9,138
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	3,423
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,344
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	40,599
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	28,422
[2,3]	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/23	0.000%	10/1/38	7,520	7,442
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,964
	Selma Industrial Development Board Industrial Revenue	5.375%	12/1/35	4,000	4,163
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,892
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,529
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	575	737
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,800	2,290
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,361
[4]	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,262
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,258
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	1,845	2,160
					179,711
Alaska (0.1%)
	Anchorage AK Electric Power & Light Revenue	5.000%	12/1/35	5,000	5,807
	Anchorage AK Electric Power & Light Revenue	5.000%	12/1/36	5,000	5,799
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.625%	6/1/23	305	305
					11,911
American Samoa (0.0%)
[5]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,736
Arizona (1.2%)
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	8,250	8,612
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,450
[5]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	984
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	2,220
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,808
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	2,552
[5]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,578
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,620
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	920
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,913
[5]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	400	419
[5]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	725
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	3,032
[6]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,350
[6]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,586
[6]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,298
[6]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,726
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	10,010
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	25,000	25,114
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,602
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,301
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,596

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	1,030
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	6,526
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	262
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	775
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,473
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	1,930
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,650
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,179
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	5,925	6,835
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	1,260	1,482
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	1,700	1,994
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	2,205	2,578
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	4,500	4,965
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	6,000	6,575
[5]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/47	8,650	8,708
[5]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/52	3,365	3,385
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/37	1,000	1,157
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/38	1,000	1,154
[5]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	3,650	3,667
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/49	2,475	2,518
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,150	2,184
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,720
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	10,458
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	17,105	21,345
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,696
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,189
					183,851
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,653
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,826
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,581
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	5,430	6,434
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	682
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	7,168
					23,344
California (8.6%)
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	773
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	3,750	4,155
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,020	4,725
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,230	2,607
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	1,500	1,649
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	15,420	17,715
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	10,000	11,779
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/43	5,000	5,994
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/49	1,000	1,192
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,750	3,874
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	7,000	7,791
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,112
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,250	1,445
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,944
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	11,768
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	900	988
	California GO	5.000%	10/1/30	12,600	14,747
[2]	California GO	5.250%	8/1/32	7,500	10,437
	California GO	3.000%	10/1/33	10,030	11,145
	California GO	5.000%	8/1/34	11,790	14,023
	California GO	4.000%	9/1/37	1,470	1,674
	California GO	5.000%	4/1/49	2,940	3,623
	California GO	3.000%	11/1/50	5,000	5,230
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,444
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	4,665	4,936
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,625	3,095
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	9,100	9,971
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	5,250	6,117
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	5,000	5,522
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	3,350	3,689
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	5,500	6,358
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	13,500	14,814

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	5,000	5,594
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	5,120	5,857
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	10,000	12,131
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	3,000	3,650
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	18,000	22,082
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	3,750	3,780
[5]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	430	475
[5]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/38	840	913
[5]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/48	1,150	1,232
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,135	1,238
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,508
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,130
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,775	1,900
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,665	6,415
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,619
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,565	5,025
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,900	4,379
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,575	3,743
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	2,245
[2]	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	8,000	8,608
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,342
[5]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.500%	2/1/21	12,455	12,455
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	360	451
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/32	5,000	6,167
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	8,120
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/31	10,305	11,975
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	9/1/35	10,000	11,188
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/45	1,875	2,174
	California State University College & University Revenue	4.000%	11/1/38	5,560	6,238
	California State University College & University Revenue	4.000%	11/1/45	2,750	3,041
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/51	5,000	5,221
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,120	1,360
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	15,650	17,275
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	18,125	19,796
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	1,000	1,125
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	2,650	2,961
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,245
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	2,943
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	1,000	1,017
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,000	1,078
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/56	5,965	6,560
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	22,603
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,056
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,485
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,370	4,434
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	6,630	8,724
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,462
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	4,200	4,051
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,450	1,398
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,229
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35	585	637
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	2,740
[2]	East Side Union High School District GO	3.000%	8/1/32	3,865	4,212
	El Camino Healthcare District GO	4.000%	8/1/35	4,290	4,899
	El Camino Healthcare District GO	4.000%	8/1/36	6,000	6,822
[6]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/38	1,465	1,702
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	571
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/44	1,000	1,123
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/49	1,600	1,786
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.500%	1/15/43	8,730	9,934
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.750%	1/15/46	18,000	20,087
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	6,000	6,755
[7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	10,000	9,182
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,565	5,348
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	10,085	11,754
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	15,100	17,565
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	2,000	2,295

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Hayward Unified School District GO	4.000%	8/1/43	18,500	21,198
[6]	Hayward Unified School District GO	4.000%	8/1/48	3,500	3,980
[2]	Hayward Unified School District GO	4.000%	8/1/50	10,000	11,438
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/49	1,000	1,147
	Irvine Unified School District Special Tax Revenue	5.000%	3/1/57	7,285	8,319
	La Canada Unified School District GO	4.000%	8/1/45	1,000	1,152
	La Canada Unified School District GO	4.000%	8/1/49	1,000	1,147
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/32	3,500	3,841
	Lee Lake Public Financing Authority Special Tax Revenue	5.125%	9/1/35	2,350	2,573
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/30	2,000	2,311
	Long Beach Unified School District GO	5.000%	8/1/35	7,225	8,851
[8]	Los Angeles CA Unified School District GO	4.000%	7/1/39	500	583
[8]	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,200	2,555
[8]	Los Angeles CA Unified School District GO	4.000%	7/1/44	2,700	3,096
[8]	Los Angeles CA Unified School District GO	3.000%	7/1/45	4,600	4,784
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	8,556
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	780	858
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	9,925	10,930
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,015	1,201
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,200	1,420
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,300	1,531
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,819
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,250
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/34	2,500	2,742
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,750	2,014
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	2,109
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	5,000	6,271
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	1,500	1,637
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	6,000	6,847
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,000	9,153
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/50	5,000	5,565
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	18,280	22,806
	Los Angeles Department of Water Revenue	5.000%	7/1/46	1,355	1,607
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	8,300	9,445
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,345	7,200
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	2,575	2,901
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	4,000	4,121
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/45	3,700	4,728
[6]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/43	1,965	2,198
[6]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	3,930	4,379
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,441
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	1,500	1,774
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,766
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,760
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,951
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,603
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,928
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,000	5,713
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	1,100	1,262
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	1,000	1,166
	Oakland Unified School District/Alameda County GO, Prere.	5.500%	8/1/22	3,000	3,268
[9]	Palomar Health GO	0.000%	8/1/33	8,805	6,796
	Palomar Health GO	4.000%	8/1/35	4,000	4,418
[9]	Palomar Health GO	7.000%	8/1/38	10,740	15,273
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,157
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	5,426
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,907
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,895
	Peralta Community College District GO	4.000%	8/1/39	5,000	5,517
	Peralta Community College District GO	4.000%	8/1/39	7,205	7,950
[2]	Pomona Unified School District GO	4.000%	8/1/45	3,640	4,070
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	3,700	4,478
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	2,455	2,969
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34	2,955	3,559
	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/31	2,000	2,270
	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	3,205	3,620

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	2,155	2,402
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	6,412
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	3,073
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/21	425	430
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,430
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	6,781
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	7,112
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,525	2,905
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	6,000	6,868
[2]	San Bernardino City Unified School District GO	3.000%	8/1/44	11,000	11,474
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	20,845	23,805
	San Diego CA Unified School District GO	0.000%	7/1/30	15,000	12,865
	San Diego CA Unified School District GO	3.000%	7/1/39	2,500	2,701
	San Diego CA Unified School District GO	3.000%	7/1/50	2,500	2,624
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,668
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,183
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	500	590
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,225
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,176
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/44	3,000	3,281
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	2,750	3,162
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,959
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/49	5,000	5,326
	San Diego Tobacco Settlement Tobacco Settlement Revenue Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	1,105	1,161
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	7,505
	San Francisco City & County Airport Commission-San Francisco International Airport Industrial Revenue	5.000%	1/1/25	2,000	2,325
	San Francisco City & County Airport Commission-San Francisco International Airport Industrial Revenue	5.000%	1/1/26	3,000	3,575
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	645	683
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/33	10,000	11,005
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	12,129
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	12,287
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	8,982
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	3,059
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/39	2,500	2,794
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,566
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	4,525	5,289
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	5,000	5,746
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	9,320	10,785
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	45,025	52,965
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	23,975	28,174
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,605
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,058
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,406
[5]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	3.000%	8/1/21	2,500	2,535
[5]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/23	2,000	1,801
[5]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,330
[5]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	3,620
[5]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	2,954
	San Francisco City & County Redevelopment Financing Authority Tax Allocation Revenue, Prere.	7.000%	2/1/21	1,500	1,524
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	15,319
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	2,000	1,880
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	15,910	14,647

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	San Leandro Unified School District GO	4.000%	8/1/39	400	462
[6]	San Leandro Unified School District GO	4.000%	8/1/40	725	836
[6]	San Leandro Unified School District GO	4.000%	8/1/43	650	743
	San Mateo CA Special Tax Revenue	5.000%	9/1/42	2,000	2,099
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	6,747
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/32	11,300	12,723
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/20	1,700	1,700
[6]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/31	1,000	1,130
[10]	Ukiah CA Unified School District GO	0.000%	8/1/31	9,245	7,705
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,467
	University of California College & University Revenue	5.000%	5/15/43	12,500	15,410
	University of California College & University Revenue	5.000%	5/15/43	3,955	4,860
	University of California College & University Revenue	5.000%	5/15/46	2,425	2,886
	University of California College & University Revenue	4.000%	5/15/47	5,000	5,841
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,835
	University of California College & University Revenue	5.000%	5/15/58	15,185	18,371
	University of California College & University Revenue	5.250%	5/15/58	8,000	9,849
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	5,000	5,933
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	3,001
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,265	1,344
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,800	3,149
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	5,242
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	18,865	20,753
					1,361,893
Colorado (3.0%)
	Adonea Metropolitan District No. 2 GO	5.125%	12/1/37	3,195	3,111
	Adonea Metropolitan District No. 2 GO	5.125%	12/1/45	4,940	4,638
	Adonea Metropolitan District No. 2 GO	7.500%	12/15/45	3,111	2,478
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	512
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	645
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,272
[5]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,135
[5]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/49	1,300	1,327
	Broadway Station Metropolitan District No. 2 GO	5.000%	12/1/35	1,460	1,531
	Broadway Station Metropolitan District No. 2 GO	5.125%	12/1/48	5,250	5,434
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	1,026
[6]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	2,260
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	750	751
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,475	1,504
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,420	1,469
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	18,124
	Centerra Metropolitan District No.1 GO	4.000%	12/1/29	1,120	1,113
	Colorado COP	4.000%	3/15/30	6,000	7,096
	Colorado COP	4.000%	3/15/37	1,865	2,123
	Colorado COP	4.000%	12/15/37	3,075	3,679
	Colorado COP	4.000%	3/15/38	2,500	2,827
	Colorado COP	4.000%	12/15/38	3,970	4,732
	Colorado COP	4.000%	12/15/39	6,810	8,089
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,651
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,773
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/28	2,300	2,519
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/30	1,615	1,755
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,498
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,530	4,346
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,683
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	7,250	8,052
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,689
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	500	569
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,961
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	475	538
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	6,855	7,903
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	5,405	6,029
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,000	4,826
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	485	547
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,630	4,110
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	6,000	6,856
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	562
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	16,595	19,623
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/9/22	4,580	5,002

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	1,000	1,104
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,650	3,944
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	6,455	6,961
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	7,000	7,535
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	798
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,516
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	913
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	3,695	3,844
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,390	5,256
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	15,000	18,415
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	32,950	36,848
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	30,000	34,953
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/25	3,840	4,577
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	3,000	3,519
[5]	Denver Urban Renewal Authority Tax Allocation Revenue	5.250%	12/1/39	3,000	3,081
[5]	DIATC Metropolitan District GO	5.000%	12/1/39	1,245	1,284
[5]	DIATC Metropolitan District GO	5.000%	12/1/49	2,000	2,042
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/30	6,000	7,844
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	12,000	11,499
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	21,610	18,753
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,474
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	3,101
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,668
	Hunters Overlook Metropolitan District No. 5 GO	5.000%	12/1/39	900	934
	Hunters Overlook Metropolitan District No. 5 GO	5.000%	12/1/49	1,000	1,029
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	6,920
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	1,000	1,002
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,024
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	521
[5]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,500	2,544
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	6.000%	1/15/34	6,000	6,011
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	6.000%	1/15/41	18,865	18,899
	Solaris Metropolitan District No. 3 GO	3.750%	12/1/26	633	639
	Solaris Metropolitan District No. 3 GO	5.000%	12/1/36	850	875
	Solaris Metropolitan District No. 3 GO	5.000%	12/1/46	1,880	1,925
	Southglenn Metropolitan District GO	3.000%	12/1/21	500	498
	Southglenn Metropolitan District GO	3.500%	12/1/26	6,000	5,923
	Southglenn Metropolitan District GO	5.000%	12/1/30	2,285	2,359
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,723
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,721
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	341
	STC Metropolitan District No. 2 GO	5.000%	12/1/38	1,500	1,537
	STC Metropolitan District No. 2 GO	5.000%	12/1/49	1,500	1,519
[8]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	2,650	2,715
[8]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	750	750
	Thornton CO COP	4.000%	12/1/39	6,000	6,846
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	8,000	8,568
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	12,500	13,316
[2]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,811
[2]	Vauxmont Metropolitan District GO	3.250%	12/15/50	7,250	7,703
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,875	1,795
	Village Metropolitan District GO	5.000%	12/1/49	1,750	1,799
	Weld County School District No. 6 Greeley GO	5.000%	12/1/32	6,300	8,348
[2]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,975
[2]	Westminster Public Schools COP	5.000%	12/1/48	6,000	7,232
					477,099
Connecticut (1.2%)
	Connecticut GO	5.000%	2/15/26	7,295	8,929
	Connecticut GO	5.000%	3/1/27	5,000	5,691
	Connecticut GO	4.000%	8/15/29	11,500	13,088
[2]	Connecticut GO	5.000%	6/15/31	10,010	11,746
[6]	Connecticut GO	5.000%	6/15/31	1,800	2,284
	Connecticut GO	5.000%	11/15/31	1,550	1,833
[6]	Connecticut GO	5.000%	6/15/32	5,000	6,309
[6]	Connecticut GO	5.000%	6/15/33	1,800	2,260
[6]	Connecticut GO	5.000%	4/15/34	2,000	2,548
	Connecticut GO	4.000%	6/1/34	1,500	1,768
	Connecticut GO	5.000%	9/15/34	3,000	3,702
[6]	Connecticut GO	5.000%	4/15/35	3,150	4,000

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	4.000%	6/1/35	875	1,026
	Connecticut GO	5.000%	9/15/35	4,275	5,257
	Connecticut GO	5.000%	11/15/35	1,000	1,171
[6]	Connecticut GO	5.000%	4/15/36	2,300	2,909
	Connecticut GO	5.000%	9/15/37	2,250	2,748
[6]	Connecticut GO	5.000%	4/15/39	2,490	3,119
	Connecticut GO	4.000%	6/1/39	600	690
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	1.800%	11/15/21	1,045	1,054
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	1,550	1,941
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	10,000	12,441
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,830	7,059
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/36	4,000	4,776
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	10,688
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	3,790	4,868
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/32	3,980	5,070
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,721
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,910
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,991
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	7,000	7,571
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	1,083
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,728
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	6,398
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	3,149
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	2,116
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,644
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	3,660	3,773
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	4,943
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	2,027
[5]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,498
	University of Connecticut College & University Revenue	5.000%	4/15/26	7,535	9,209
	University of Connecticut College & University Revenue	5.000%	2/15/32	1,040	1,191
	University of Connecticut College & University Revenue	5.000%	2/15/33	2,265	2,585
					191,512
Delaware (0.1%)
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	5,271
[5]	Millsboro DE Special Obligation Revenue	5.125%	7/1/38	3,000	3,081
					8,352
District of Columbia (1.7%)
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	640	695
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,488
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	921
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	3,186
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,433
[8]	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	5,506
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,278
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	3,354
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,412
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	13,616
	District of Columbia GO	5.000%	6/1/37	3,105	3,909
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	7,141
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	4,060
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,174
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	3,120	2,809
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	3,045	2,705
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	1,006
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	815	800
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,350	1,278
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,000	2,768
	District of Columbia Income Tax Revenue	5.000%	3/1/33	5,075	6,644
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	920	1,125
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	4,170	4,987
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	50,000	29,362
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	58,750	63,973
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	8,880	9,630
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	5,000	5,207
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	2,525	3,158
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,945	2,432
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/30	4,000	4,548

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	3,850	4,659
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	5,000	6,448
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	2,250	2,707
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	1,500	1,797
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,391
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	2,000	2,290
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	10,000	11,563
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	3,415
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,798
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,642
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,243
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/43	7,500	8,835
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/44	2,500	2,796
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/40	7,000	8,203
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	5,100	5,869
					265,261
Florida (6.0%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	20,000	22,622
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	529
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	16,406
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	2,000	2,435
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	1,155	1,406
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	2,660	3,295
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	1,275	1,579
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,930
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,490
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	2,037
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	3,470
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,500	4,307
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/40	2,000	2,267
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/45	7,455	8,395
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/47	5,000	5,743
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	16,062
[5]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	5.875%	7/1/40	4,000	3,965
[5]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	6.000%	7/1/50	7,480	7,408
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,000	2,248
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,415	2,483
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	6,973
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	684
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	6,295
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,317
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	1,123
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,345
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	2,164
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,293
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	3,950	4,147
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	2,845	2,979
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,791
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	5,277
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	3,000	1,140
[5]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	5.250%	12/1/43	1,000	1,006
[5,11]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	240
[5]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	5.250%	12/1/58	2,500	2,505
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	2,735	3,099
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	10,671
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	7,545	8,375
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	11,190	13,423
	East Homestead Community Development District	7.250%	5/1/21	30	30
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	8,000	8,502
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	8,000	8,474
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,200	7,602
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	875
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/50	1,950	1,982
[5,8]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	4,051
	Florida GO	4.000%	7/1/30	4,000	4,881
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,519
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	10,410
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	10,650	11,176

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	1,700	1,823
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/44	6,370	6,747
[1,5]	Greater Orlando Aviation Authority Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.320%	11/5/20	6,200	6,200
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	20,500	23,614
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/47	10,000	11,432
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	9,000	10,250
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,000	1,126
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/46	3,850	4,251
[2]	Hernando County School District COP	5.000%	7/1/28	5,825	7,090
[2]	Hernando County School District COP	5.000%	7/1/29	6,645	8,076
[2]	Hernando County School District COP	5.000%	7/1/30	6,975	8,443
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	10,000	11,026
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	14,610	16,980
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	8,885	9,457
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	11,450	13,910
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	3,472
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	1,139
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	2,346
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,933
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	2,122
[5]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	375	401
[5]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	580	611
[5]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	855
[5]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	852
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/37	750	779
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,551
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	6,250	7,042
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	14,305	16,031
[5]	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Preserve Project)	5.750%	12/1/52	5,000	4,935
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/22	2,000	2,148
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/23	2,815	3,125
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/24	3,175	3,630
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,752
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,735	3,418
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,015	4,999
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	6,143
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	7,000	7,891
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,140	3,438
	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/45	5,000	5,778
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,200	2,322
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,550	1,767
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	1,060	1,198
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,975	2,212
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,000	10,092
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	29,095	32,542
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	5,000	5,613
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	18,960	21,802
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,610	3,104
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	3,757
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	4,170	4,500
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	2,460	2,655
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	6,395	6,890
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	3,000	3,482
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	8,885	10,276
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,000	6,920
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	8,095	9,337
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	6.125%	8/1/42	925	928
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	3,240	3,748
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	4,990	4,708
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,348
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	9,875	8,831
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.000%	10/1/24	1,590	1,801
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.000%	10/1/25	1,680	1,899
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.250%	10/1/38	5,000	5,649
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,983
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,000	1,103
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,410	3,880

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	10,200	11,424
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,405	1,650
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	5,000	5,447
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	5.000%	4/1/22	7,500	7,992
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/35	10,030	11,084
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,315
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	9,240
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	944
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,472
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,465
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,782
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,758
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	745	745
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,970	3,112
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	7.500%	6/1/49	3,175	3,461
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/55	3,125	3,218
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,377
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	11/15/20	2,005	2,009
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,500
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	3,490	3,860
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,000	1,124
	Polk County FL Utility System Water Revenue	3.000%	10/1/39	2,545	2,752
	Polk County FL Utility System Water Revenue	4.000%	10/1/40	1,735	2,093
	Polk County FL Utility System Water Revenue	4.000%	10/1/43	3,480	4,163
[5]	Polk County IDA Industrial Revenue	5.875%	1/1/33	10,000	10,009
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	5,000	5,627
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/33	4,000	4,481
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/34	3,015	3,367
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/36	5,000	5,552
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,249
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,322
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,203
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,532
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,201
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,086
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,185
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	17,930
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	5,300	4,948
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	7,000	6,326
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	3,000	2,742
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	21,965	25,728
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	7,185	7,894
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	5,000	5,454
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/55	2,300	2,517
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,718
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,814
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	6,731
	Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,000	4,454
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	8,500	9,892
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,438
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	19,767
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	7,100	8,393
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,500	5,354
	USF Financing Corp. COP	5.000%	7/1/29	5,475	6,388
	USF Financing Corp. COP	5.000%	7/1/33	4,805	5,567
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,767
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/47	3,500	4,093
	Volusia County Educational Facility Authority College & University Revenue, Prere.	5.000%	4/15/25	6,405	7,681
					953,986
Georgia (2.6%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/35	7,510	8,553
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/26	1,100	1,152
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,046
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/28	1,755	1,834
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	4,193
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,701
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	4,000
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/35	6,800	7,744

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	6,876
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	19,185	21,670
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	800	952
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	2,083
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,277
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,150
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	258
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	574
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	632
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	316
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/34	5,505	6,258
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/39	5,000	5,601
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,900	5,585
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	452
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	448
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	447
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	500	610
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,916
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,278
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,510
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,220
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	8,306
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	5,805	6,770
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	8,500	9,835
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,288
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	8,800	9,214
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	4,899
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,901
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,720
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	1,230	1,362
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,666
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,666
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	3,503
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	631
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	7,382
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	3,000	3,288
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	274
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	32,540	38,399
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	6,400	7,564
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,750	6,708
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	19,250	22,458
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	13,592
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,490	7,842
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,426
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,000	2,427
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/31	435	498
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,775	6,648
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	6,974
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	984
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,506
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	2,308
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	9,500	11,096
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	26,015	28,361
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	549
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	19,615	22,241
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	2,250	2,596
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/32	5,010	6,171
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/47	10,000	10,506
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	11,655	13,688
	Private Colleges & Universities Authority College & University Revenue Corp. (Mercer University Project)	5.000%	10/1/45	20,060	21,354
[5]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	3,095	3,307
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,639

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	3,400
					418,283
Guam (0.4%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	1,000	1,043
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	825	876
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.250%	10/1/34	5,500	5,928
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.375%	10/1/43	3,000	3,218
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,704
	Guam Department of Education COP	5.000%	2/1/40	6,125	6,238
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/46	5,500	6,144
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,979
	Guam Income Tax Revenue	5.000%	12/1/46	1,000	1,109
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	3,585	4,031
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	151
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	500	558
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/33	9,805	10,879
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,108
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	1,875	1,929
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,700	1,861
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,379
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,548
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	4,125	4,706
					57,389
Hawaii (0.3%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,970
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/45	25,465	28,804
	Hawaii Harbor System Port, Airport & Marina Revenue	5.500%	7/1/35	5,000	5,016
	Hawaii Harbor System Port, Airport & Marina Revenue	5.625%	7/1/40	5,000	5,016
	Honolulu HI City & County GO	4.000%	7/1/37	1,385	1,669
	Honolulu HI City & County GO	4.000%	7/1/39	1,500	1,795
					45,270
Idaho (0.1%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,250	1,479
[5]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	7,131
[5]	Idaho Housing & Finance Association Charter School Aid Revenue (Compass Charter School Project)	6.000%	7/1/39	370	421
[5]	Idaho Housing & Finance Association Charter School Aid Revenue (Compass Charter School Project)	6.000%	7/1/49	775	869
[5]	Idaho Housing & Finance Association Charter School Aid Revenue (Compass Charter School Project)	6.000%	7/1/54	570	637
					10,537
Illinois (9.1%)
	Chicago Board of Education GO	0.000%	12/1/25	7,550	6,520
	Chicago Board of Education GO	0.000%	12/1/28	5,000	3,881
	Chicago Board of Education GO	0.000%	12/1/30	1,515	1,076
	Chicago Board of Education GO	5.000%	12/1/30	9,555	10,621
	Chicago Board of Education GO	5.000%	12/1/30	3,745	4,163
[5]	Chicago Board of Education GO	6.750%	12/1/30	4,000	5,004
	Chicago Board of Education GO	5.000%	12/1/31	2,105	2,107
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	759
	Chicago Board of Education GO	5.000%	12/1/31	1,600	1,768
	Chicago Board of Education GO	5.000%	12/1/32	2,500	2,744
	Chicago Board of Education GO	5.125%	12/1/32	6,225	6,609
	Chicago Board of Education GO	5.000%	12/1/33	5,345	5,477
[2]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,203
	Chicago Board of Education GO	5.000%	12/1/33	2,900	3,168
[2]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,500
	Chicago Board of Education GO	5.250%	12/1/35	6,480	6,871
	Chicago Board of Education GO	5.000%	12/1/36	8,905	9,570
	Chicago Board of Education GO	5.250%	12/1/39	19,475	20,486
	Chicago Board of Education GO	5.500%	12/1/39	2,925	2,963
	Chicago Board of Education GO	5.250%	12/1/41	350	353
	Chicago Board of Education GO	7.000%	12/1/44	36,600	43,082
	Chicago Board of Education GO	5.000%	12/1/46	5,000	5,275
	Chicago Board of Education GO	6.500%	12/1/46	14,500	16,918
[5]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,930
	Chicago IL GO	5.000%	1/1/26	2,750	2,888
	Chicago IL GO	0.000%	1/1/31	4,915	3,243
	Chicago IL GO	5.500%	1/1/31	3,230	3,407
	Chicago IL GO	5.000%	1/1/34	6,660	6,695
	Chicago IL GO	5.000%	1/1/34	2,000	2,036

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/35	4,370	4,483
	Chicago IL GO	5.000%	1/1/36	5,000	5,075
	Chicago IL GO	5.000%	1/1/38	13,000	13,296
	Chicago IL GO	6.000%	1/1/38	100	109
	Chicago IL GO	5.500%	1/1/39	3,700	3,843
	Chicago IL GO	5.000%	1/1/40	3,800	3,853
	Chicago IL GO	5.500%	1/1/42	2,000	2,072
	Chicago IL GO	5.000%	1/1/44	5,295	5,341
	Chicago IL GO	5.500%	1/1/49	7,500	7,927
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,767
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,861
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,322
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	9,000	9,809
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,000	1,116
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	7,000	7,755
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,000	2,338
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,765	2,050
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	16,180	17,785
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,220	2,560
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	6,945	7,609
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	7,200	7,849
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.375%	1/1/33	4,000	4,302
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	7,105	7,732
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	11,700	12,621
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,930	4,713
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,366
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	13,400	15,374
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,766
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,000	12,592
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,406
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,750
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,600	6,362
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,659
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.625%	1/1/35	1,350	1,362
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	12,316
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,776
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	4,038
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,199
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	3,138
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,355
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	12,000	12,706
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	5,000	5,630
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	12,290	13,838
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,743
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/39	485	489
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/40	5,000	5,612
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	3,565	3,998
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,577
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	3,000	3,397
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	4,500	5,043
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.625%	1/1/21	5,650	5,699
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.750%	1/1/21	2,515	2,537
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	10,595	11,154
[6]	Chicago Park District GO	5.000%	1/1/37	1,240	1,485
[6]	Chicago Park District GO	4.000%	1/1/38	1,625	1,770
	Chicago Park District GO	5.000%	1/1/40	7,500	7,985
[6]	Chicago Park District GO	5.000%	1/1/40	1,880	2,229
[6]	Chicago Park District GO	4.000%	1/1/41	4,000	4,254
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,977
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	4,500	5,250
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	2,950	3,109
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	5,400	5,691
	Cook County IL GO	5.000%	11/15/34	1,150	1,338
	Cook County IL GO	5.000%	11/15/35	1,025	1,189
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/33	9,000	8,874
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,983
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	579
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,758
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,559

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	13,231
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,000	3,076
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,882
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	7,875	8,925
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,447
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,386
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	1,961
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,148
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	255	250
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,695	1,880
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	785	739
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,290
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,102
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	5,000	6,048
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	5,106
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	5,517
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,714
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	2,197
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	7,300	8,221
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,399
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	2,144
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,998
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,400	1,480
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	4,427
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,750	2,811
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	4,040
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	6,250	6,651
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	7,500	7,989
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,900	10,010
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,150	9,090
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,275	1,338
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	6,000	6,306
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,950	3,344
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,374
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	2,000	2,066
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	1,500	1,551
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	2,000	2,215
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	9,250	9,593
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/43	10,000	10,991
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,750	1,929
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	10,000	11,624
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/45	1,000	1,022
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	19,750	22,191
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	33,300	37,311
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	5,155	5,942
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	2,000	2,200
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,230
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	3,931
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	5,500	5,706
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,852
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/50	2,845	2,900
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,432
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	1,335	1,493
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	1,695	2,126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	1,000	1,254
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	1,250	1,568
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	1,265	1,587
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/26	3,100	3,932
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/26	2,605	3,304
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/26	5,850	7,421
	Illinois GO	5.000%	3/1/21	3,560	3,602
	Illinois GO	5.000%	8/1/21	8,000	8,209
	Illinois GO	5.000%	10/1/21	2,500	2,578
	Illinois GO	5.000%	3/1/22	6,600	6,877
	Illinois GO	5.000%	5/1/22	1,150	1,202
	Illinois GO	5.000%	8/1/22	15,475	16,241
	Illinois GO	5.000%	12/1/22	9,500	10,017
	Illinois GO	5.000%	2/1/23	6,000	6,340
	Illinois GO	5.000%	3/1/23	6,165	6,393

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	8/1/23	13,850	14,757
	Illinois GO	5.000%	3/1/24	5,050	5,217
	Illinois GO	5.000%	8/1/24	13,660	14,271
	Illinois GO	5.000%	11/1/24	8,000	8,558
	Illinois GO	5.000%	2/1/25	2,270	2,420
	Illinois GO	5.000%	3/1/25	3,130	3,223
	Illinois GO	5.000%	8/1/25	3,000	3,111
	Illinois GO	5.000%	2/1/26	7,250	7,892
	Illinois GO	5.500%	7/1/26	5,845	6,194
	Illinois GO	5.000%	11/1/26	16,490	17,811
	Illinois GO	5.000%	12/1/26	1,610	1,760
	Illinois GO	5.000%	11/1/27	12,900	13,992
	Illinois GO	5.000%	2/1/28	10,000	10,865
	Illinois GO	5.000%	10/1/28	6,000	6,604
	Illinois GO	5.000%	11/1/28	2,600	2,804
	Illinois GO	5.000%	5/1/29	6,125	6,404
	Illinois GO	5.000%	5/1/29	10,000	10,912
	Illinois GO	5.000%	10/1/29	3,000	3,276
	Illinois GO	5.000%	11/1/29	3,000	3,208
	Illinois GO	5.000%	10/1/30	2,500	2,715
	Illinois GO	5.000%	10/1/31	3,100	3,365
	Illinois GO	5.000%	1/1/33	3,490	3,545
[2]	Illinois GO	5.250%	2/1/33	6,200	6,668
	Illinois GO	5.000%	3/1/33	1,000	1,017
[2]	Illinois GO	5.500%	7/1/33	3,350	3,580
	Illinois GO	5.000%	10/1/33	10,745	11,383
	Illinois GO	4.000%	12/1/33	9,000	8,865
	Illinois GO	5.000%	1/1/34	4,205	4,266
[2]	Illinois GO	5.250%	2/1/34	3,125	3,355
	Illinois GO	4.000%	6/1/34	1,245	1,224
	Illinois GO	5.000%	3/1/35	2,065	2,097
	Illinois GO	5.000%	4/1/35	1,100	1,125
	Illinois GO	5.000%	3/1/36	885	898
	Illinois GO	4.125%	10/1/36	8,000	7,912
	Illinois GO	4.000%	10/1/38	4,000	3,875
	Illinois GO	5.750%	5/1/45	8,750	9,689
[1,5]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.380%	11/5/20	19,505	19,505
	Illinois Sales Tax Revenue	5.000%	6/15/26	6,560	7,437
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,415	4,639
[6]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,398
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,400	2,757
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,400	10,965
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	10,271
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	7,607
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	9,879
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,129
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,020	6,991
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	6,806
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,575	2,381
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	5,257
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	4,702
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,070
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	5,602
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	10,000	4,223
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	11,117
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/53	7,575	8,017
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	14,000	15,140
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/57	12,255	13,196
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	31,500	31,604
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	27,500	30,162
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	6,500	6,657
[6]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,500	6,606
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,448
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	5,524
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	4,520	4,968
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	27,209
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	6.000%	6/1/21	1,200	1,240
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,320
	Romeoville IL GO	4.000%	12/30/33	4,710	5,523

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	1,260	1,338
[6]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,560
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,629
	Will County IL GO	4.000%	11/15/47	4,000	4,553
					1,434,056
Indiana (1.4%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,203
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,890
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,544
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	5,000	5,370
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	6,000	6,419
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,919
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	7,205	8,061
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	23,915	27,072
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	10,005	11,375
[5]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	11,200	10,508
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/40	2,500	2,662
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/44	25,550	27,085
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/48	28,275	29,915
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue, ETM	7.375%	7/1/23	19,400	21,710
	Indiana Ivy Tech Community College College & University Revenue	5.000%	7/1/31	1,175	1,493
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	5,000	5,477
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	4,500	4,917
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	3,150	3,433
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,872
	Whiting IN Industrial Revenue PUT	5.000%	6/5/26	37,500	45,633
					224,558
Iowa (0.5%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,725	4,083
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,575
[5]	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.875%	12/1/26	5,995	6,242
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	27,515	28,957
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,995
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	3,636
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	6,081
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/22	500	530
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/23	700	761
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/24	1,095	1,220
	Xenia Rural Water District Water Revenue	5.000%	12/1/31	1,610	1,889
	Xenia Rural Water District Water Revenue	5.000%	12/1/36	3,300	3,799
	Xenia Rural Water District Water Revenue	5.000%	12/1/41	2,000	2,278
					82,046
Kansas (0.6%)
[5]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	6,000	7,154
[5]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	3,500	4,173
[6]	Ford County Unified School District No. 443 Dodge City GO	4.000%	3/1/28	1,040	1,227
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,612
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,600	1,700
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,100	5,982
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/35	4,205	4,509
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/32	3,895	4,368
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/33	4,080	4,552
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/34	5,000	5,557
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	16,195
	Wichita KS GO	5.000%	12/1/34	2,280	2,648
	Wichita KS GO	5.000%	12/1/35	2,365	2,745
	Wichita KS GO	5.000%	12/1/39	11,305	13,086
	Wichita KS Health, Hospital, Nursing Home Revenue	6.375%	5/15/43	7,000	7,400
	Wichita KS Health, Hospital, Nursing Home Revenue	7.375%	12/15/43	5,000	5,327
	Wichita KS Health, Hospital, Nursing Home Revenue	6.500%	5/15/48	6,500	6,886
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	2,275	2,249
					97,370
Kentucky (1.0%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,140
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	12,940	14,108
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	12,305
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,487
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	11,051

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,950	3,372
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	6,680	6,939
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	2,071
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	2,184
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,399
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,905
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	585	644
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	15,995	17,828
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	5,515	6,215
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	14,082
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	8,450	9,723
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	3,940	4,598
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	12,025	13,085
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.400% coupon rate effective 7/1/23	0.000%	7/1/33	3,065	3,387
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.600% coupon rate effective 7/1/23	0.000%	7/1/39	3,000	3,272
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	1,125
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	9,500	10,478
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	4,970	5,333
					152,731
Louisiana (1.2%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/20	525	526
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	775	787
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	815	838
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,700	2,916
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/42	4,000	4,611
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/47	4,100	4,715
[5]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	1,083
[5]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	4,814
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,250	3,738
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	2,248
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,796
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	17,395	19,519
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	8,000	8,360
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	12,414
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,500	9,802
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,973
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/49	5,000	5,452
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	3,574
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	127
[2]	Louisiana Public Facilities Authority Lease Revenue	5.000%	6/1/42	3,500	3,991
[5]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	25,810	26,924
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	892
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	885
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	1,007
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	694
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	580
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	866
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	3,064
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	575
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/35	2,025	2,274
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,528
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	5,000	5,580
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	11,949
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	3,121
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/48	3,500	4,107
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	1,210	1,337
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	2,720	3,005
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	12,515	12,997
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,667
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,161
					184,497
Maine (0.3%)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/35	5,255	6,202
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/37	6,115	7,161
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	847
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	593
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	808

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	1,030
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,247
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,765
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,676
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	5,044
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	8,269
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,542
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,250	5,849
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.500%	11/15/28	275	282
					48,315
Maryland (1.4%)
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,045
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,181
	Anne Arundel County MD GO	5.000%	10/1/48	1,000	1,264
	Anne Arundel County MD GO	5.000%	10/1/49	6,655	8,406
	Baltimore County MD GO	4.000%	3/1/48	10,000	11,431
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,290
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	609
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	189
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.125%	6/1/43	3,650	3,759
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,623
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	702
[5]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	2,179
[5]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,500	5,500
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	160	161
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,565	1,608
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,743
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,728
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,226
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	7,023
[5]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	512
[5]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	1,006
[5]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	1,010
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	5,317
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	10,585	11,799
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	7,500	8,306
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/29	3,060	3,578
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/30	3,445	4,022
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/31	2,590	3,017
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	213
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	187
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	156
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	187
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	203
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	345
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	396
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	342
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,206
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	1,082
	Maryland Economic Development Corp. Transit Revenue	5.000%	9/30/26	5,000	4,951
	Maryland GO	5.000%	8/1/34	7,415	9,916
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,579
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	2,035	2,302
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	1,040
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,500	1,646
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	15,000	16,717
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,611
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,685
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,636
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	6,750	7,269
	Maryland State Transportation Authority Port, Airport & Marina Revenue	5.000%	6/1/26	4,615	5,475
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	7,496
[12]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	2,018
	Prince George's County MD COP	5.000%	10/1/48	15,000	18,403
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	9,201
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	6,062
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	1,250	1,257
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	2,500	2,448
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	2,250	2,151

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	10,000	11,307
	Westminster MD Health, Hospital, Nursing Home Revenue	6.125%	7/1/39	750	808
	Westminster MD Health, Hospital, Nursing Home Revenue	6.250%	7/1/44	2,000	2,157
					223,686
Massachusetts (3.3%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	3,134
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,688
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	2,835	3,419
	Commonwealth of Massachusetts GO	5.000%	5/1/26	10,000	12,460
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	14,454
	Commonwealth of Massachusetts GO	5.000%	5/1/32	9,000	10,395
	Commonwealth of Massachusetts GO	5.000%	5/1/33	11,000	12,677
	Commonwealth of Massachusetts GO	5.000%	1/1/39	5,000	6,163
	Commonwealth of Massachusetts GO	5.000%	1/1/43	8,205	9,996
	Commonwealth of Massachusetts GO	5.000%	11/1/44	7,000	8,554
	Commonwealth of Massachusetts GO	4.000%	2/1/45	10,000	11,171
	Commonwealth of Massachusetts GO	4.000%	2/1/46	10,025	11,183
	Commonwealth of Massachusetts GO	3.000%	3/1/47	10,000	10,623
	Commonwealth of Massachusetts GO	2.750%	3/1/50	10,000	10,267
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	8,225	10,258
	Easthampton MA GO	3.000%	6/1/33	2,270	2,491
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,205	3,594
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	9,402
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,406
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	7,370
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	17,029
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	1,000	1,124
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,000	7,581
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,490	2,740
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	4,000	4,210
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,498
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	13,170	14,608
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	2,246
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,195
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	5,946
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	943
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,830
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,730	2,157
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,037
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,906
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	635	670
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,079
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,157
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	2,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,742
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,730
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,553
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	3,135
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	230
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,662
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,000	4,549
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,925	2,384
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	568
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	536
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,110	1,365
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	2,036
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,890
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,692
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	1,169
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,165	7,511
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,201
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	1,131
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,500	1,314
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	3,000	3,196
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	8,684
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	7,235	8,345

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	9,500	10,063
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.875%	1/1/21	1,050	1,061
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.875%	1/1/21	700	708
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	7.250%	1/1/21	2,100	2,124
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	7.250%	1/1/21	1,400	1,416
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	120	129
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	745	802
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,500	1,468
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,070	7,676
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	4,729
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,515	4,394
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	2,822
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,645	1,874
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,129
	Massachusetts Educational Financing Authority Student Loan Revenue	4.000%	7/1/21	1,205	1,227
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/22	1,500	1,590
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	1/1/24	7,000	7,754
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/26	1,250	1,467
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,903
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	3,008
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,504
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/29	1,400	1,700
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/30	1,425	1,745
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	4,350	4,327
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	1,000	1,010
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	3,124
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,734
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,000	6,202
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	6,275	7,684
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	3,000	3,611
	Massachusetts Port Authority Port, Airport & Marina Revenue	4.000%	7/1/46	22,060	23,764
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/47	3,110	3,617
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	8,966
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/25	1,000	1,167
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/26	1,000	1,191
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,247
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/31	1,250	1,528
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/33	1,000	1,209
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/34	1,750	2,108
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/35	1,350	1,621
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,345
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,300	1,549
[1,5]	Massachusetts Port Authority Port, Airport & Marina Revenue VRDO	0.270%	11/5/20	9,450	9,450
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	6,000	7,683
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	18,461
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	20,000	23,561
					515,071
Michigan (3.3%)
[13]	Chippewa Valley Schools GO	5.000%	5/1/28	1,535	1,868
[13]	Chippewa Valley Schools GO	5.000%	5/1/31	1,000	1,210
[2]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/48	10,000	11,102
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	4,735	5,127
	Detroit MI Water Supply System Water Revenue, Prere.	5.000%	7/1/21	5,000	5,159
	Detroit MI Water Supply System Water Revenue, Prere.	5.250%	7/1/21	2,045	2,113
[6]	Genesee County MI GO	5.250%	2/1/40	12,330	14,450
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,730	1,897
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,550	3,883
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	7,270
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,240
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	2,169
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	3,015	3,537
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,237
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	2,164
	Grosse Pointe Public School System GO	5.000%	5/1/31	1,580	2,050
	Grosse Pointe Public School System GO	5.000%	5/1/32	2,150	2,770
	Grosse Pointe Public School System GO	5.000%	5/1/33	1,265	1,621
	Grosse Pointe Public School System GO	5.000%	5/1/34	1,425	1,819
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,050	3,398
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,350	3,716

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	4,750	5,248
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,810	5,275
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,500	8,439
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	16,110	17,958
[2,13]	Lincoln Consolidated School District GO	5.000%	5/1/40	1,250	1,482
[2]	Livonia Public Schools GO	5.000%	5/1/45	4,600	5,314
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	1,079
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,226
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/29	1,000	1,218
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/30	1,080	1,310
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/31	1,010	1,220
[13]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,578
	Michigan Finance Authority College & University Revenue	5.000%	2/1/47	4,000	3,959
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	7,374
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	7,040	8,195
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	3,875	4,488
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,500	3,159
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,685
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	4,670	5,359
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,025	4,604
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,515	6,236
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,512
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,866
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	2,510	2,669
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,500	6,912
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,650
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	4,750	5,313
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,239
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	8,630	9,785
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	9,850	11,380
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,000	4,466
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	3,194
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,513
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/26	150	187
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,474
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	3,670	4,243
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	11,005	13,407
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,216
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	4,400	5,045
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	2,000	2,281
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/44	5	5
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/44	5	5
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,500	6,424
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	8,430	9,829
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	17,825	19,212
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	7,505	8,069
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	21,490
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	4,349
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/49	2,000	2,325
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	2,500	2,876
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	2,805	3,225
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,500	1,709
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	15,255	15,858
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	11,135	13,309
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	5,000	5,923
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	6,000	7,035
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	2,115	2,225
	Michigan State University College & University Revenue	4.000%	2/15/44	4,000	4,569
	Michigan State University College & University Revenue	5.000%	2/15/48	6,500	7,855
	Michigan Strategic Fund Appropriations Revenue	5.000%	12/31/43	10,000	11,403
[2]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	11,311
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.850%	8/2/21	3,800	3,860
	Novi Community School District GO	5.000%	5/1/35	1,840	2,399
	Novi Community School District GO	5.000%	5/1/38	1,900	2,440
	Novi Community School District GO	5.000%	5/1/40	1,900	2,425
	Novi Community School District GO	5.000%	5/1/41	1,100	1,401
	Novi Community School District GO	5.000%	5/1/42	1,700	2,156
	Novi Community School District GO	5.000%	5/1/43	1,150	1,457
	Novi Community School District GO	5.000%	5/1/44	1,175	1,484

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,674
	Oakland University College & University Revenue	5.000%	3/1/47	9,035	10,162
[13]	Rockford Public Schools GO	5.000%	5/1/37	1,240	1,497
[13]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,235
[13]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,232
[13]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,229
[13]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,227
[13]	Rockford Public Schools GO	5.000%	5/1/44	2,250	2,682
[13]	Romeo Community School District GO	5.000%	5/1/37	1,825	2,203
[13]	Romeo Community School District GO	5.000%	5/1/41	2,000	2,395
	University of Michigan College & University Revenue	4.000%	4/1/38	1,875	2,257
	University of Michigan College & University Revenue	4.000%	4/1/40	1,280	1,531
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	6,125	6,570
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	2,300
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,367
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	2,138
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,900
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,065	2,206
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,536
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,768
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,585
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	1,700	1,891
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/44	2,000	2,211
					514,982
Minnesota (0.7%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,195
	Anoka MN Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,500	1,555
	Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,000	2,154
	Anoka MN Health, Hospital, Nursing Home Revenue	5.125%	11/1/49	3,800	3,935
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,389
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	11,665	13,630
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,175
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,166
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	987
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	578
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	575
	Minneapolis MN GO	3.000%	12/1/33	4,260	4,599
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	2,245	2,661
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	500
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	235
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	264
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	262
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	291
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	267
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	289
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	1,750	2,108
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	346
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,802
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/39	1,230	1,473
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	750	857
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/49	2,500	2,928
	Minnesota GO	5.000%	8/1/35	3,150	3,753
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,259
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	907
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/39	1,000	1,065
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	664
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	2,000	2,103
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/40	35	35
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/33	1,380	1,682
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	1,067
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/23	375	417
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/24	325	373
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/25	500	590
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/26	500	601
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/27	600	736
	Rochester MN Health, Hospital, Nursing Home Revenue	6.875%	12/1/48	9,400	10,076
	Scott County MN GO	3.000%	12/1/32	1,775	1,968
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,976
	St. Francis Independent School District No. 15 GO	4.000%	2/1/33	410	433

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Francis Independent School District No. 15 GO	4.000%	2/1/34	325	342
	St. Francis Independent School District No. 15 GO	4.000%	2/1/35	575	606
	St. Francis Independent School District No. 15 GO	4.000%	2/1/36	750	789
	St. Francis Independent School District No. 15 GO	4.000%	2/1/37	400	421
[5]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	725
[5]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,347
[5]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,652
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/22	100	100
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	200	198
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	197
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	196
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	244
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/34	10,720	11,722
					104,465
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,639
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,712
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,202
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,235
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,231
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	3,500	3,967
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	17,500	19,678
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,498
					38,162
Missouri (1.6%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	3,420
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	10,000	10,489
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,893
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	2,845	2,824
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,105	1,229
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/31	1,330	1,621
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/32	1,185	1,432
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/35	1,485	1,632
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/36	3,000	3,282
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/37	4,155	4,527
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/54	30,000	34,270
[2]	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/57	7,000	7,427
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	4,250	4,929
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/32	4,680	4,942
[5]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,850	1,787
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/47	4,000	4,836
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,464
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,065
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	8,892
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	2,104
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,619
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,182
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,517
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	4,000	4,355
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	12,500	13,521
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,491
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	2,475	2,677
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	40,000	44,137
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	13,927
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	9,015	10,115
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/33	17,460	19,430
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/27	1,770	2,097
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	2,715	3,209
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	1,956
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	4,029
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	3,172
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,342
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	1,026
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/46	1,750	1,787
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,320	1,194
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	3,000	2,901
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,728

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,862
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,181
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,175
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,171
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,168
					260,034
Montana (0.0%)
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	1,088
Multiple States (0.2%)
[5,14]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	24,195	25,595
[5,14]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,870	5,456
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.600%	11/2/20	8,000	8,000
					39,051
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,678
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,448
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,405	1,909
[1]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	15,580	17,840
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	4,020	4,637
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	1,115
	Douglas County NE School District No. 17 GO	3.000%	12/15/35	1,500	1,692
	Douglas County NE School District No. 17 GO	3.000%	12/15/36	1,360	1,525
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/32	2,010	2,275
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	2,012
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	7,275	8,469
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	3,740	4,315
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	4,302
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,570
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	11,045
					82,832
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	9,500	9,981
[2]	Clark County School District GO	5.000%	6/15/32	1,000	1,295
[2]	Clark County School District GO	5.000%	6/15/33	1,000	1,287
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,280
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	2,000	2,272
	Las Vegas NV Special Improvement District No. 611	4.000%	6/1/40	450	452
	Las Vegas NV Special Improvement District No. 611	4.125%	6/1/50	1,150	1,141
	Las Vegas NV Special Improvement District No. 815	5.000%	12/1/49	1,000	1,055
	North Las Vegas NV	4.250%	6/1/34	600	607
	North Las Vegas NV	4.500%	6/1/39	800	819
	North Las Vegas NV	4.625%	6/1/43	800	822
	North Las Vegas NV	4.625%	6/1/49	1,250	1,276
[5]	Reno NV Sales Tax Revenue	0.000%	7/1/58	25,000	3,421
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,438
	Washoe County NV Water Revenue PUT	0.625%	4/15/22	3,000	2,999
					33,145
New Hampshire (0.5%)
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.250%	7/1/39	1,810	1,831
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	1,023
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	2,051
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	0.400%	12/1/20	4,000	4,000
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	0.400%	12/1/20	4,000	4,000
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	0.400%	12/1/20	2,000	2,000
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	3,250	3,365
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	4,142
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,915
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/34	1,375	1,427
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/42	4,450	4,598
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/42	3,750	4,070
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/47	7,870	8,506
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	4,000	4,631
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	15,000	16,706
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	7.000%	1/1/21	7,000	7,075
					71,340

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey (6.0%)
[2]	Atlantic City NJ GO	4.000%	11/1/24	4,805	5,107
	Atlantic City NJ GO	5.000%	12/1/24	620	619
[2]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,553
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,122
	Atlantic City NJ GO	5.000%	12/1/26	365	359
	Atlantic City NJ GO	5.000%	12/1/29	125	121
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/25	1,195	1,340
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,359
[7]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,450	1,452
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/27	1,225	1,506
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	8,130
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	4,042
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue	5.000%	12/1/24	10,905	11,383
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	6,745	6,837
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/21	755	767
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	4,500	4,720
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	4,750	5,010
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	10,000	10,963
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	18,055	20,264
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	6,300	7,197
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	5,000	5,895
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/27	2,385	2,420
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	5,000	5,976
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/30	3,000	3,504
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	6,700	7,794
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,219
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	4,290	4,910
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	5,185	5,915
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	5,835	6,278
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	2,365	2,584
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	8,565	9,566
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,000	1,126
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	10,704
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,417
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	1,650	1,694
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	3/1/21	2,055	2,091
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	135	165
[5]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	2,216
[5]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	2,224
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	4,108
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,932
	New Jersey Economic Development Authority Industrial Revenue	5.125%	9/15/23	9,840	10,083
	New Jersey Economic Development Authority Industrial Revenue	5.250%	9/15/29	5,750	5,872
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	5,384
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	2,940	3,347
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/31	5,000	5,665
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/32	4,000	4,509
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	4,665	5,172
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/47	5,000	5,537
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	2,010
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	10,001
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,100
[5]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	2,843
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,424
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	640	594
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	8,325	8,780
	New Jersey Economic Development Authority Miscellaneous Revenue	5.750%	9/1/23	700	711
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	23,200	25,484
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/47	10,400	11,218
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	4,610
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	4,503
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,451
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,438
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,433
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,000	3,977
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	6,635	7,005
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	9,192

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,040	11,514
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	5,000	5,323
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/20	205	206
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,017
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,240
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	2,971
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,711
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	1,900	2,060
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/23	4,150	4,646
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,304
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	3,380	3,967
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	2,300	2,736
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	3,061
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,457
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.950%	12/1/28	1,665	1,673
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	4,150	4,289
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,690
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.750%	12/1/28	865	907
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/29	4,610	4,716
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,800	6,860
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/30	5,070	5,161
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	7,500	7,525
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	8,760	9,006
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	8,500	8,444
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	8,160	8,062
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	7,500	8,382
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	5,250	5,521
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	2,140	2,250
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	6,565	7,157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,804
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	30,000	26,651
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	5,758
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	10,550	12,244
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	6,375	7,287
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,139
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	9,940	10,198
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,546
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	10,000	10,906
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,000	7,719
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	9,196
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	10,045	11,478
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	12,625	14,413
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/36	22,000	22,517
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	11,512
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,037
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	5,595	6,201
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,590	4,888
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,000	2,087
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	3,790	3,982
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.125%	6/15/39	1,445	1,519
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	2,500	2,838
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	2,780
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	1,500	1,599
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	5,000	5,313
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	6/15/21	2,740	2,826
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.500%	6/15/21	3,000	3,099
[9,15]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.500%	12/15/21	5,855	6,170
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,659
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	8,500	8,921
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	4,719
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	5,000	5,144
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	11,265	12,554
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	3,837
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,102
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,544
	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	10,050	11,253
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	10,000	12,023

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,500	3,079
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	10,000	11,969
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,400	6,610
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	17,648
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	25,360	28,040
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project)	5.000%	12/1/23	25,945	27,140
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,276
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,383
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,506
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	6,300	7,520
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	16,760	18,142
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	15,660	18,055
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	25,730	29,101
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	15,340	17,947
[5]	Union County Improvement Authority Resource Recovery Revenue	6.750%	12/1/41	8,000	7,930
					952,473
New Mexico (0.4%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.500%	7/1/42	5,000	5,253
[1]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	56,449
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/44	500	523
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/49	2,495	2,599
					64,824
New York (8.8%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,571
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,750	4,262
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	12,720	13,849
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	2,110	732
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	3,000	993
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	1,048
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	1,952
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	2,003
[5]	Build NYC Resource Corp. College & University Revenue	5.500%	9/1/45	5,700	6,110
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,414
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,771
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,222
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	475	537
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	957
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	753
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,500	1,604
[5]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	6,280	5,961
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,188
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	4,500	5,517
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,535	1,873
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	1,000	1,180
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	5,000	6,073
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,176
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	1,600	1,879
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,760
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	12,040	13,715
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	7,000	7,996
[8]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,283
[8]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,088
[8]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,095
[8]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,103
[8]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,111
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,223
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	2,923
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,495
[8]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,160	1,279
[6]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	10,000	11,323
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	15,489
[6]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	10,070
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/36	9,225	9,623
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	7,252
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	10,000	10,000
[8]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	2,007
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	10,125	10,714
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	9,390	10,056

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	5,000	5,004
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	5,000	5,004
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	3,500	3,784
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	20,000	21,663
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	21,570	21,492
[6]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	21,070	24,598
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/54	24,475	26,632
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,203
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	7,440
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	5,500	5,874
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	47,500	49,634
	Metropolitan Transportation Authority Transit Revenue Transit Revenue	5.000%	11/15/43	10,000	10,854
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,240
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,240
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,250	2,589
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,500	2,877
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,025	1,194
[8]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	1,929
[8]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,810	2,003
[8]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	4,270	4,649
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,402
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	10,000	10,380
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	15,900	17,270
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,675
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	5,000	5,492
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	2/15/48	1,000	1,034
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,000	7,433
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,581
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	2,460	2,792
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	4,000	4,461
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	5,250	5,281
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	9,500	9,262
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	8,000	9,322
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,139
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	6,198
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	6,173
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	6,157
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	15,020	18,401
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	15,000	16,967
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,756
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,825	3,163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,200	3,664
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	11,250	13,343
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,000	3,494
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,350	3,821
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,865	8,869
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,740	9,367
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,014
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,155	8,206
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,300	6,116
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	1,110	1,253
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	6,000	6,897
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	1,950	2,128
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	16,235	18,875
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,678
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	7,465	8,338
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	10,000	3,775
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	7,326
[5]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	33,000	33,773
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	5,475	5,369
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	7,618
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	11,000	10,492
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	5,080	5,284
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	11,000	11,551
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,735	13,369
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	5,000	5,716
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	5,000	5,675
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,000	5,463

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,000	1,126
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	14,370	16,472
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	6,000	6,654
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	4,364
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	3,444
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	4,629
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	3,425	5,362
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,594
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	2,060
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,000	5,566
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	17,370	22,446
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	4,295	5,021
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	8,920	10,565
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	3,050	3,663
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	6,915	7,744
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,120	6,357
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	8,500	9,836
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	8,500	9,485
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	3,300	3,787
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	9,000	10,645
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,000	3,452
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	5,215
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	5,193
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	14,274
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	7,610	8,521
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	8,040	10,147
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	18,237
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	6,134
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	12,133
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	7
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	3,017
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	4,259
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	15,244
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,800	7,774
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	5,000	5,743
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,385	4,342
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	5,800	7,400
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	11,459
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	3,179
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,946
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,737
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	10,000	11,027
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	7,000	7,102
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/1/30	5,000	5,123
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/31	8,500	9,184
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	9,303
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,381
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	17,500	19,069
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	4,983
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	9,607
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	15,000	16,057
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	10,000	10,108
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	8/1/31	5,000	5,142
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/35	5,020	5,311
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/36	5,500	5,808
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	8/1/36	6,000	6,204
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	2,159
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/46	7,000	7,144
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	7/1/46	410	439
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	1/1/50	9,950	10,715
[6]	Oyster Bay NY GO	4.000%	11/1/26	800	944
[6]	Oyster Bay NY GO	4.000%	11/1/27	1,350	1,616
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	62
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/29	290	356
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	3,415
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	3,270	4,055
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	2,725	3,370
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,805

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	1,280	1,481
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,812
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	9,530	11,259
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	3,000	3,463
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,315	2,585
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,227
[2,8]	Suffolk County NY GO	5.000%	5/15/29	3,615	4,592
[2,8]	Suffolk County NY GO	5.000%	5/15/30	2,500	3,214
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,458
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	879
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,052
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	12,870
[4]	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	10,000	11,492
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	3,177
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	8,239
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	1,000	1,122
[5]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	7,645	7,880
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	2,050	2,197
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,686
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	27,500	29,860
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.125%	11/1/37	335	335
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.125%	11/1/20	2,665	2,665
					1,391,411
North Carolina (1.0%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	6,000	6,390
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	4,500	5,124
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	500	587
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	975	1,136
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,000	2,123
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,000	4,675
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,121
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,750	1,836
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,000	5,804
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	6.250%	7/1/35	5,810	6,077
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	2,150	2,255
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,350	4,475
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,635	1,752
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	10,000	11,441
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	2,115	2,132
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	385	409
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	3,160	3,166
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,450	3,430
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,000	2,111
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	3,601
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	19,280	21,568
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/45	1,000	1,079
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/50	1,500	1,606
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	5,000	5,411
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	3,212
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	2,250	2,206
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	14,307
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	3,610	4,015
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,950	9,683
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,800	5,324
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	4,500	5,026
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	3,985	4,502
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/49	4,000	6,004
					154,588
North Dakota (0.2%)
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,842
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	5,295
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,653
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	5,473
					23,263

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio (3.2%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	225
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,000	1,117
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	222
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	600	665
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	500	552
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,754
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	6,500	6,951
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,821
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	3,005	3,493
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	3,065	3,578
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,280
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	675	782
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,400	10,903
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	10,990	11,912
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	69,000	73,820
	Butler County OH Health, Hospital, Nursing Home Revenue	6.375%	4/1/36	3,750	3,819
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,063
	Butler County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/1/20	3,380	3,380
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,821
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	3,266
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,551
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	6,737
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	7,200	8,338
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	4,231
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	6,566
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	5,092
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,632
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	8,250	9,518
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	10,000	11,620
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	10,050	11,170
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	6,000	6,951
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	474
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	454
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	588
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	527
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	507
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	814
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	817
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,445
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,819
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,875
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	10,323
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	8,645	9,538
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,385	2,823
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,973
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	2,172
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,615
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	15,000	17,777
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,635
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,520	13,549
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	18,000	21,039
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	5,291
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	13,555	20,991
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	1,085
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,601
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/52	1,130	1,203
[5]	Hickory Chase Community Authority Miscellaneous Revenue	5.000%	12/1/40	2,575	2,608
[1]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,290	12,071
	Little Miami Local School District GO	5.000%	11/1/43	1,000	1,183
	Little Miami Local School District GO	5.000%	11/1/48	2,000	2,354
	Little Miami Local School District GO	4.000%	11/1/55	6,500	6,984
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	13,250	14,991
	Marion County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,150	1,183
	Marion County OH Health, Hospital, Nursing Home Revenue	5.125%	12/1/49	3,125	3,178
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	13,044
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,239
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	940
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,241

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	985
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,225
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	8,233
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,838
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	3,180	3,376
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	2,000	2,107
[5]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	3.750%	1/15/28	5,200	5,659
[5]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,420	28,138
[5]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	8,500	9,092
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	12/31/39	3,540	3,992
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	6/30/53	4,000	4,447
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	660	714
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	655	707
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	2,235	2,318
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	779
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,500	2,848
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	4,387
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	2,500	2,693
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	2,000	2,171
	Penta Career Center COP	5.250%	4/1/26	3,505	3,731
	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	5,000	5,003
	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	5,000	5,003
	West Carrollton City School District GO	4.000%	12/1/56	3,500	3,890
					512,117
Oklahoma (0.7%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,174
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	2,205
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,156
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	8,523
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	12,505
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	8,750	10,103
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	15,070	17,547
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	18,000	20,889
	Oklahoma Development Finance Authority Highway Revenue	1.625%	7/6/23	12,500	12,455
	Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	1,784
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	670	751
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	295	329
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/38	3,500	4,021
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/34	4,000	4,547
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	4,500	5,051
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	584
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	432
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	2,004
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	700	748
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/37	1,000	1,068
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/45	2,250	2,367
					110,243
Oregon (0.5%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/35	1,250	895
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.250%	11/15/50	500	528
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.375%	11/15/55	1,250	1,325
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/30	2,120	2,661
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	1,400	1,608
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,305	8,094
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	1,165
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	870	910
[5,11]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	5,825	3,770
[5,11]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,550	8,123
[3,5]	Oregon State Business Development Commission Revenue, 9.000% coupon rate effective 4/1/22	0.000%	4/1/37	5,340	4,632
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	5,314
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	4,202
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,477
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,650	2,027
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,160	3,523
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,575	2,995
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,160
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	3,076
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,870	3,311

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,701
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	5,000	5,661
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	8,000	9,186
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,250	2,343
					84,687
Pennsylvania (7.1%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/35	1,985	2,008
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,668
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	2,500	3,161
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,125	3,545
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,791
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,680	5,283
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	11,099
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	5,067
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	1,020	1,172
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,607
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/33	2,000	2,279
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,075	2,402
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	2,650	2,761
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	14,500	14,977
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,327
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	12,850	13,362
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	445	484
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	500	529
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,020	1,041
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	10,300	10,797
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/22	390	392
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/23	200	201
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	961
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	900	895
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	1,192
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	6,000	6,155
[8]	Bethel Park Municipal Authority Sewer Revenue	3.000%	9/1/40	1,000	1,064
[8]	Bethel Park Municipal Authority Sewer Revenue	3.000%	9/1/41	500	530
[8]	Bethel Park Municipal Authority Sewer Revenue	3.000%	9/1/44	2,000	2,100
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	865	927
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	2,215
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,878
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,725
	Capital Region Water Sewer Revenue	5.000%	7/15/47	12,290	14,347
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	3,630	3,551
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	2,000	2,020
[5]	Chester County IDA (Woodlands at Graystone Project)	4.375%	3/1/28	275	276
[5]	Chester County IDA (Woodlands at Graystone Project)	5.000%	3/1/38	800	807
[5]	Chester County IDA (Woodlands at Graystone Project)	5.125%	3/1/48	1,050	1,052
[6]	Coatesville School District GO	0.000%	10/1/33	775	493
[6]	Coatesville School District GO	0.000%	10/1/37	2,050	1,080
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	10,206
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	5,216
[6]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	5,000	5,858
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/41	4,000	4,005
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/45	3,000	2,878
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	15,923
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	5,000	5,252
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,245	6,130
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,838
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,980	3,077
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	2,176
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,640	5,164
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	6,369
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/39	1,625	1,611
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/45	1,200	1,182
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/46	3,175	3,125
	East Hempfield Township IDA Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,060	1,060
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	195	215
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	1,061
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	406
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,200	1,253

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	500	517
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	1,958
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	1,000	1,030
Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	10,500	11,693
Lackawanna County IDA College & University Revenue	4.000%	11/1/40	3,975	4,369
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	1,000	1,046
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	750	776
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	7,000	8,126
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/50	1,000	1,031
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,580
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,575
Lehigh County Authority Water Revenue	5.000%	12/1/43	2,065	2,292
Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	2,375	2,710
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.125%	7/1/32	2,710	2,773
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/42	4,150	4,224
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	3,262
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,200	11,265
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	8,237
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,790
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	3,843
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	4,097
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	3,012
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,126
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,212
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,274
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,775
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	8,709
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	5,060
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,593
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/36	11,300	11,935
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	5,063
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	10,035	10,478
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/46	1,730	1,805
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,750	1,833
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	10,219
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,510
Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,650
Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	15,510
Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	13,175
Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	2,100	2,137
Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	793
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/25	225	267
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	1,044
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	11,675
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	10,110
Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	742
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	10,025	11,189
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	10,276
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	12,935	14,205
Pennsylvania Economic Development Financing Authority Miscellaneous Revenue	5.500%	11/1/44	5,000	5,124
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	8/2/21	10,000	9,997
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	9,300	9,687
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	5,000	5,130
Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	6,955	6,412
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,000	5,564
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	14,140	15,796
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,500	1,726
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	5,985
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	30,000	36,002

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	10,010	12,058
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	12,031
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,205	10,482
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,000	5,694
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,864
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	11,475	14,243
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	5,000	5,634
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	7,165
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,280	1,553
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	13,909
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	13,110	16,087
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	13,045	14,832
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	13,035
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,298
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	18,786
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	17,050	19,470
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,862
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	11,309
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	8,060	9,930
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	3,500	4,014
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	10,530	11,993
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,906
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,000	17,711
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	3,005	3,301
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	5,000	6,053
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	3,300	4,058
[3]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,000	8,189
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	6.500%	12/1/20	4,000	4,020
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	4,110	4,766
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,840	1,916
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,000	1,044
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	2,775	2,856
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,750	1,802
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,000	2,236
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,625	1,809
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,585	1,758
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,399
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,616
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	7,534
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	5,000	6,037
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	3,545	4,189
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	2,000	2,359
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,235	5,115
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/32	3,360	4,027
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,168
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,166
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	1,850	2,028
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/36	1,775	1,940
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,300	7,448
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	9,255	10,858
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,136
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,133
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	5,850	6,210
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	7,930	8,383
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,922
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	6,618
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	8,919
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,612
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	8,371
	Philadelphia PA GO	5.000%	8/1/32	8,235	9,740
	Philadelphia PA GO	5.000%	8/1/33	6,545	7,685
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/40	3,640	4,117
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	11,466
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	9,594
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	10,000	12,335
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	2,500	2,982
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	8,463
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	9,828
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,860

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia School District GO	5.000%	9/1/34	2,450	3,011
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,679
	Philadelphia School District GO	5.000%	9/1/38	1,250	1,510
	Pittsburgh PA GO	5.000%	9/1/28	590	749
	Pittsburgh PA GO	4.000%	9/1/32	500	579
	Pittsburgh PA GO	4.000%	9/1/33	510	589
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	8,125	9,007
	Quakertown General Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/21	8,365	8,233
[6]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	10,000	10,217
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,048
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,562
	Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	705	709
[5]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	38,224
					1,123,269
Puerto Rico (1.1%)
[11]	Commonwealth of Puerto Rico GO	8.000%	7/1/35	4,500	2,689
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/24	5,380	5,615
[11]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	3,735	2,587
[11]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/28	1,000	693
[9]	Puerto Rico Highway & Transportation Authority Highway Revenue	5.250%	7/1/41	5,000	5,725
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	8,377	7,727
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	8,461	7,159
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	29,973	23,486
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	528	346
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	94,488	96,971
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	955	980
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	196	204
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	5,023	1,445
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	848
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	22,403	23,811
					180,286
Rhode Island (0.5%)
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/41	1,000	1,086
[2]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	5.000%	5/15/27	10,040	11,792
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/28	2,505	3,010
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	6,173
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/30	2,105	2,503
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,000	1,122
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,518
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,518
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,477
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,150
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,890
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,118
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,777
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,393
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,416
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	2,311
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/47	8,350	9,583
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,654
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	8,500	8,614
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22	875	931
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/23	750	820
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24	1,350	1,515
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	975
	Rhode Island Student Loan Authority Student Loan Revenue	3.800%	12/1/31	1,080	1,088
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	5,152
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,533
					79,119
South Carolina (1.8%)
	Berkley County SC	4.375%	11/1/49	1,500	1,515
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/49	5,000	6,389
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	7,650	8,546
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,671
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	11,110	12,755
[1]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	9,475	10,437
[9]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.750%	1/1/34	10,000	10,274

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	829
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,274
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,402
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/36	1,500	1,723
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	16,064
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	7,500	8,587
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	5,286
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/25	2,180	2,563
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/42	585	600
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/54	1,000	1,013
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/27	4,000	4,947
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,521
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,543
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,478
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	1,765	2,153
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	8,480	10,342
[8]	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/43	8,750	10,835
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,000	5,842
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	2,310	2,656
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/35	7,940	9,048
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	5,000	5,659
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	9,265	10,394
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	1,310	1,571
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,150	1,338
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	4,586
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,634
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/33	1,305	1,473
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,167
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	5,986
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	3,810	4,467
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	5,745	6,338
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	415	458
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	50	56
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	11,125	13,017
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	545	600
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	1,175	1,285
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	12,120	13,403
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	10,550	11,919
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	2,600	2,931
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	5,195	5,988
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	9,600	11,140
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/30	1,355	1,441
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/30	3,755	3,926
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/43	11,150	11,738
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	11,630	12,133
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,680	3,857
[2]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	2,500	2,807
					286,605
South Dakota (0.3%)
	Rapid City SD Sales Tax Revenue	4.000%	12/1/48	7,500	8,259
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	10,000	10,674
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	10,000	11,819
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	5,000	5,612
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	5,000	5,478
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,486
					46,328
Tennessee (1.2%)
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	2,863
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	2,185
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	2,377
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	2,000	2,491
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,385	1,705
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,131

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,010	3,389
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,121
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	1,000	1,182
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	12,385	14,548
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	6,500	7,167
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	7,600	8,184
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	10,280	10,980
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,297
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,495
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	3,750	4,305
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	2,000	2,368
[8]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Health, Hospital, Nursing Home Revenue	4.000%	11/1/55	5,000	4,645
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	499
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	900	980
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,932
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	4,617
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,000	5,711
	Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	2.850%	8/2/21	3,000	3,047
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	4,985
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	4,409
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	5,699
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,000	5,354
[1]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	27,030	31,390
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	1,010	1,063
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,190	2,390
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	1,665	1,871
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	5,875	6,623
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,535	4,330
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	19,835
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	11,020	12,526
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	1,085	1,134
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Homeownership Program)	4.500%	1/1/38	205	210
					197,038
Texas (6.2%)
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,228
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,195
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,040
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,219
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	1,000	1,203
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	1,200	1,473
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	1,750	2,189
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,863
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,224
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,000	1,262
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,353
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	5,890	6,586
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	10,000	11,032
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	2,999
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,118
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,489
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,542
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,650	1,899
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	1,375	1,577
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	6,418
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,000	1,120
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	2,750	3,329
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,015	7,920
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	780	858
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	6,590	7,239
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	6,280	7,109
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	31,900	36,061
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,925	20,155

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland Independent School District GO	4.000%	2/15/52	13,500	15,789
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	6,500	7,440
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	21,968
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/31	2,045	2,798
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/32	2,560	3,484
[4]	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,200	9,811
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/20	7,085	7,085
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/20	11,000	11,000
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/20	3,780	3,780
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/20	7,085	7,085
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/21	10,000	10,458
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/21	17,455	18,255
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/33	5,065	6,105
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,175	5,024
	Fort Worth Independent School District GO	5.000%	2/15/32	1,750	2,336
	Fort Worth Independent School District GO	5.000%	2/15/33	1,615	2,141
	Fort Worth TX GO	4.000%	3/1/32	4,520	5,387
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.450% coupon rate effective 10/1/23	0.000%	10/1/34	19,625	22,587
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	8,000	9,152
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,557
	Harris County TX Highway Revenue	5.000%	8/15/34	1,685	2,047
	Harris County TX Highway Revenue	5.000%	8/15/35	5,015	6,073
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	523
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	521
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,143
	Hays County TX	7.000%	9/15/45	4,500	4,573
[5,8]	Hays County TX	4.000%	9/15/50	1,000	1,001
	Houston TX Airport System Industrial Revenue	4.750%	7/1/24	7,500	7,624
	Houston TX Airport System Industrial Revenue	5.000%	7/1/29	13,150	13,448
	Houston TX Airport System Industrial Revenue	6.500%	7/15/30	4,000	4,068
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,526
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,246
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,706
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,412
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,806
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	900	966
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,560
	Kaufman County TX GO	4.000%	2/15/45	1,750	1,998
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/38	3,115	4,001
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	2,510	3,075
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	6,196
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	3,250	3,963
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,000	6,168
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	1,420	1,736
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	1,055	1,285
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	1,385	1,678
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	5,050	6,018
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/45	9,500	10,889
	Matagorda County Navigation District No. 1 Industrial Revenue PUT	0.900%	9/1/23	4,500	4,471
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	245	239
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,000	914
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,250	1,153
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	500	430
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	2,750	2,270
	Mission Economic Development Corp. Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.500%	2/1/21	5,000	5,000
	Mission Economic Development Corp. Resource Recovery Revenue PUT	0.400%	12/1/20	5,500	5,500
	Mission Economic Development Corp. Resource Recovery Revenue PUT	0.500%	2/1/21	5,000	5,000
	Mission Economic Development Corp. Revenue PUT	0.400%	12/1/20	5,000	5,000
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,174
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	3,675	3,975
[5]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	9,133
[5]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,441
[5]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,591
[5]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	7,708
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	850	898
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,419
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	4,259
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,550	1,614
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,831

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	6,600	6,759
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/46	2,500	2,077
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	2,005
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	2,150	1,735
[8]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	6,097
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,878
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	3,000	3,132
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	4,934
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	9,180	9,110
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/43	4,370	4,575
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	591
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	2,189
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,113
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/40	1,000	1,091
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,486
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	15,500	12,865
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,785
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,761
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	6,467
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	1,088
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,700	8,435
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	4,150	4,525
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	10,000	11,681
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	4,845	6,630
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	11,518
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	35,700	41,325
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	8,000	8,441
	Pearland Independent School District GO	5.250%	2/15/32	10,000	12,352
[5]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,680
[5]	Port Beaumont Navigation District Port, Airport & Marina Revenue	4.000%	1/1/50	3,875	3,868
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/46	2,250	2,410
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/24	7,790	9,112
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,209
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	4,755	5,742
	San Antonio TX GO	4.000%	8/1/34	4,060	4,841
	San Antonio Water System Water Revenue	5.000%	5/15/31	1,500	2,019
[4]	San Antonio Water System Water Revenue	5.000%	5/15/32	1,250	1,671
	San Antonio Water System Water Revenue	5.000%	5/15/33	1,250	1,658
	San Antonio Water System Water Revenue	5.000%	5/15/35	1,300	1,708
	San Antonio Water System Water Revenue	5.000%	5/15/36	1,250	1,635
	San Marcos TX	5.625%	9/1/50	1,000	1,040
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,925	7,134
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	6,000	6,359
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,000	2,076
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	2,500	2,585
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	1,120	1,172
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,170	1,271
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,645	1,785
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	16,500	17,869
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	3,050	3,291
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	3,650	3,928
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	2,970	3,187
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	4,355	4,661
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	425	454
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	7,500	8,814
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	8,811
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,954
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,988

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	3,373
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	2,069
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,953
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,716
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,426
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,305	1,483
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,270
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,134
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,132
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,120
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,000	3,363
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,635	15,520
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/40	9,540	10,465
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	6.750%	6/30/43	24,790	28,011
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/45	5,000	5,440
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/50	6,000	6,510
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	55,000	62,522
	Texas Transportation Commission Highway Revenue	0.000%	8/1/34	1,300	802
	Texas Transportation Commission Highway Revenue	0.000%	8/1/35	1,200	701
	Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,000	554
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	14,726
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,085	6,022
	University of Houston College & University Revenue	5.000%	2/15/37	7,205	8,499
	University of Texas System College & University Revenue	5.000%	8/15/31	4,120	5,721
[6]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/35	1,600	1,824
[6]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/37	1,500	1,698
[6]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	2,750	3,077
[6]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,700	1,879
					983,799
Utah (0.3%)
	Park City UT Water Revenue	3.000%	12/15/34	5,100	5,730
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	19,357
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,315	1,487
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	5,067
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,050	4,484
[6]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	6,299
					42,424
Vermont (0.2%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/35	1,350	1,878
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/36	1,375	1,931
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	7,088
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	5,800	5,996
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/37	1,500	1,729
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/38	1,785	2,054
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/39	1,130	1,297
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue, Prere.	4.125%	11/1/21	20	21
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/25	1,010	1,158
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/26	1,375	1,604
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	850	983
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,519
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,204
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	970
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	1,045	1,109
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	1,045	1,105
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	5,000	5,002
[16]	Vermont Student Assistance Corp. Student Loan Revenue, 3M USD LIBOR + 3.000%	3.234%	12/3/35	2,404	2,399
					39,047
Virgin Islands (0.1%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/21	250	251
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,392
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,439
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	5,167
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,604

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,323
					22,176
Virginia (1.4%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	514
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	13,500	15,184
[3]	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue, 4.875% coupon rate effective 7/15/23	0.000%	7/15/40	7,800	7,871
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.125%	1/1/43	4,750	4,766
	Chesterfield County Economic Development Authority Lease Revenue	4.000%	4/1/30	1,550	1,908
	Chesterfield County Economic Development Authority Lease Revenue	4.000%	4/1/31	2,035	2,490
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	1,425	1,601
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	2,000	2,239
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,290
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,111
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,550	5,578
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,435	1,451
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	1,690	1,706
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	761
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,358
[5]	Newport News IDA Revenue	5.330%	7/1/45	17,000	18,611
[5]	Peninsula Town Center Community Development Authority	5.000%	9/1/45	2,300	2,389
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	13,000	14,683
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	2,150	2,660
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,039
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,315
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,052
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,756
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	8,000	8,006
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	7,340	9,663
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/33	7,715	10,103
	Virginia Small Business Financing Authority Highway Revenue	5.250%	1/1/32	12,670	13,281
	Virginia Small Business Financing Authority Highway Revenue	6.000%	1/1/37	12,310	13,100
	Virginia Small Business Financing Authority Highway Revenue	5.500%	1/1/42	13,350	13,934
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/52	1,000	1,116
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/56	41,075	45,762
					213,298
Washington (1.2%)
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,456
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,515	1,786
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/26	4,165	5,005
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/26	900	1,083
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/27	6,835	8,342
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/29	4,000	4,797
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/30	9,215	10,988
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/31	8,000	9,496
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/33	2,500	2,795
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/33	5,500	6,469
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,932
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/35	6,150	6,852
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	10,000	11,667
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	4,306
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/40	5,000	5,523
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/37	8,835	10,441
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/38	9,275	10,944
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/29	1,785	2,058
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/31	2,710	2,715
[8]	Washington GO	5.000%	6/1/40	4,000	5,119
[8]	Washington GO	5.000%	6/1/41	4,000	5,101
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	5,510	6,224
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	4,500	5,018
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,795
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,950	4,630
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,800	4,420
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/37	4,735	5,127
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,337
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	6.750%	7/1/35	820	882
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,125	2,210
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	7.000%	7/1/45	2,000	2,145
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	4,500	4,598

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	7,300	7,439
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	8,622
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Project)	5.000%	1/1/55	1,000	1,023
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,989
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,125
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,115
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,518
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	5,800	5,828
					193,920
West Virginia (0.4%)
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	1.000%	9/1/25	5,650	5,600
	West Virginia Economic Development Authority Industrial Revenue	5.375%	12/1/38	2,500	2,509
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.375%	6/1/38	5,130	5,556
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	2,261
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/44	5,000	5,410
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	5,307
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/47	6,985	8,135
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	8,249
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	7,500	8,842
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	2,250	2,579
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,409
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	6,668
	West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33	1,540	1,674
					64,199
Wisconsin (2.2%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/31	4,480	5,213
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	5,641
[2]	Monona Grove WI School District GO	3.000%	5/1/33	4,075	4,562
	Platteville Redevelopment Authority College & University Revenue	5.000%	7/1/42	3,000	3,039
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	650	663
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	3,118
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	521
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	820	852
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	783
[5]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	3,301
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,132
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,602
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,860
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,000	2,054
[5]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,449
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,273
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	5,484
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,163
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,157
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,477
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	5,480
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	655
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	1,000	1,061
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	4,152
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	780
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	2,000	2,340
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/42	1,230	1,295
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	27,743
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,750	1,891
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/45	5,000	5,094
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	14,289
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	8.250%	6/1/46	16,250	16,971
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	1,225	1,283
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,446
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	2,000	2,167
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	1,400	1,505
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,850
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/52	2,300	2,402

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,345
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/22	1,425	1,471
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/23	1,000	1,049
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,603
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	5,299
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	6,647
[5]	Public Finance Authority Lease (Appropriation) Revenue	6.250%	8/1/27	5,000	4,295
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,348
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/54	1,700	1,948
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/58	2,000	2,290
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/22	3,275	3,414
[5]	Public Finance Authority Port, Airport & Marina Revenue	5.000%	10/1/23	3,500	3,606
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	12,000	12,551
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	3,050	3,190
[5]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	28,700	29,410
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	6,825	7,065
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	4,500	4,657
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/46	20,425	22,822
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	9,300	10,473
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	5,310
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,171
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	2,353
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	20,000	22,352
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,950	1,991
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	994
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	2,132
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/44	3,155	3,506
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	2,000	2,010
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/1/48	10,000	9,898
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	3,456
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,000	16,726
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	4,234
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,500	3,494
					348,858
Total Tax-Exempt Municipal Bonds (Cost $14,719,506)					15,413,536

High-Yield Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
[17]	Vanguard Municipal Cash Management Fund (Cost $362,571)	0.119%	3,625,853	362,658
Total Investments (99.7%) (Cost $15,082,077)				15,776,194
Other Assets and Liabilities—Net (0.3%)				55,126
Net Assets (100%)				15,831,320
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Securities with a value of $4,629,000 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value was $960,131,000, representing 6.1% of net assets.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
11	Non-income-producing security--security in default.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
16	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2020	1,971	247,561	(714)

Short Futures Contracts
Long U.S. Treasury Bond	December 2020	(249)	(42,945)	686
Ultra Long U.S. Treasury Bond	December 2020	(250)	(53,750)	1,881
				2,567
				1,853

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2020
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,719,506)	15,413,536
Affiliated Issuers (Cost $362,571)	362,658
Total Investments in Securities	15,776,194
Investment in Vanguard	663
Receivables for Investment Securities Sold	6,871
Receivables for Accrued Income	197,251
Receivables for Capital Shares Issued	13,394
Variation Margin Receivable—Futures Contracts	178
Other Assets	265
Total Assets	15,994,816
Liabilities
Due to Custodian	1,062
Payables for Investment Securities Purchased	119,143
Payables for Capital Shares Redeemed	31,067
Payables for Distributions	11,443
Payables to Vanguard	781
Total Liabilities	163,496
Net Assets	15,831,320
At October 31, 2020, net assets consisted of:

Paid-in Capital	15,104,157
Total Distributable Earnings (Loss)	727,163
Net Assets	15,831,320

Investor Shares—Net Assets
Applicable to 181,045,730 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,114,026
Net Asset Value Per Share—Investor Shares	$11.68

Admiral Shares—Net Assets
Applicable to 1,174,753,012 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,717,294
Net Asset Value Per Share—Admiral Shares	$11.68

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2020
($000)
Investment Income
Income
Interest[1]	534,558
Total Income	534,558
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,689
Management and Administrative—Investor Shares	2,977
Management and Administrative—Admiral Shares	9,513
Marketing and Distribution—Investor Shares	308
Marketing and Distribution—Admiral Shares	842
Custodian Fees	61
Auditing Fees	32
Shareholders’ Reports—Investor Shares	225
Shareholders’ Reports—Admiral Shares	315
Trustees’ Fees and Expenses	10
Total Expenses	15,972
Net Investment Income	518,586
Realized Net Gain (Loss)
Investment Securities Sold[1]	46,843
Futures Contracts	(5,368)
Realized Net Gain (Loss)	41,475
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(222,620)
Futures Contracts	2,011
Change in Unrealized Appreciation (Depreciation)	(220,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	339,452
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,428,000, ($70,000), and $65,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	518,586	507,744
Realized Net Gain (Loss)	41,475	66,122
Change in Unrealized Appreciation (Depreciation)	(220,609)	882,531
Net Increase (Decrease) in Net Assets Resulting from Operations	339,452	1,456,397
Distributions[1]
Investor Shares	(77,920)	(71,233)
Admiral Shares	(488,097)	(438,563)
Total Distributions	(566,017)	(509,796)
Capital Share Transactions
Investor Shares	(100,186)	318,867
Admiral Shares	112,800	1,957,022
Net Increase (Decrease) from Capital Share Transactions	12,614	2,275,889
Total Increase (Decrease)	(213,951)	3,222,490
Net Assets
Beginning of Period	16,045,271	12,822,781
End of Period	15,831,320	16,045,271
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.76	$10.99	$11.37	$11.47	$11.20
Investment Operations
Net Investment Income	.374[1]	.399[1]	.418[1]	.427[1]	.413
Net Realized and Unrealized Gain (Loss) on Investments	(.045)	.773	(.377)	(.108)	.270
Total from Investment Operations	.329	1.172	.041	.319	.683
Distributions
Dividends from Net Investment Income	(.372)	(.402)	(.421)	(.419)	(.413)
Distributions from Realized Capital Gains	(.037)	—	—	—	—
Total Distributions	(.409)	(.402)	(.421)	(.419)	(.413)
Net Asset Value, End of Period	$11.68	$11.76	$10.99	$11.37	$11.47
Total Return[2]	2.86%	10.81%	0.35%	2.91%	6.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,114	$2,245	$1,790	$1,904	$1,980
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	3.22%	3.48%	3.72%	3.80%	3.59%
Portfolio Turnover Rate	19%	16%	17%	21%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.76	$10.99	$11.37	$11.47	$11.20
Investment Operations
Net Investment Income	.384[1]	.408[1]	.427[1]	.437[1]	.425
Net Realized and Unrealized Gain (Loss) on Investments	(.046)	.773	(.377)	(.106)	.270
Total from Investment Operations	.338	1.181	.050	.331	.695
Distributions
Dividends from Net Investment Income	(.381)	(.411)	(.430)	(.431)	(.425)
Distributions from Realized Capital Gains	(.037)	—	—	—	—
Total Distributions	(.418)	(.411)	(.430)	(.431)	(.425)
Net Asset Value, End of Period	$11.68	$11.76	$10.99	$11.37	$11.47
Total Return[2]	2.94%	10.90%	0.43%	3.01%	6.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,717	$13,801	$11,032	$10,429	$9,231
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.30%	3.56%	3.80%	3.90%	3.69%
Portfolio Turnover Rate	19%	16%	17%	21%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund
Notes to Financial Statements
Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.
During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated

High-Yield Tax-Exempt Fund
to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $663,000, representing less than 0.01% of the fund’s net assets and 0.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

High-Yield Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,413,536	—	15,413,536
Temporary Cash Investments	362,658	—	—	362,658
Total	362,658	15,413,536	—	15,776,194
Derivative Financial Instruments
Assets
Futures Contracts[1]	178	—	—	178
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	5,800
Total Distributable Earnings (Loss)	(5,800)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	599
Undistributed Tax-Exempt Income	11,111
Undistributed Long-Term Gains	38,794
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	688,102
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2020 Amount ($000)	2019 Amount ($000)
Tax Exempt Income	514,941	509,796
Ordinary Income*	9,640	—
Long-Term Capital Gains	41,436	—
Total	566,017	509,796
*	Includes short-term capital gains, if any.

High-Yield Tax-Exempt Fund
As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,088,090
Gross Unrealized Appreciation	785,065
Gross Unrealized Depreciation	(96,963)
Net Unrealized Appreciation (Depreciation)	688,102
E.	During the year ended October 31, 2020, the fund purchased $4,467,739,000 of investment securities and sold $2,911,237,000 of investment securities, other than temporary cash investments.
F.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	888,991	76,274	838,583	73,204
Issued in Lieu of Cash Distributions	65,831	5,652	60,071	5,223
Redeemed	(1,055,008)	(91,671)	(579,787)	(50,576)
Net Increase (Decrease)—Investor Shares	(100,186)	(9,745)	318,867	27,851
Admiral Shares
Issued	3,976,129	342,039	3,614,367	315,194
Issued in Lieu of Cash Distributions	343,110	29,455	305,800	26,588
Redeemed	(4,206,439)	(369,770)	(1,963,145)	(172,724)
Net Increase (Decrease)—Admiral Shares	112,800	1,724	1,957,022	169,058
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (five of the funds constituting Vanguard Municipal Bond Funds, hereafter collectively referred to as the "Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 17, 2020
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard Short-Term Tax-Exempt Fund
This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2020 tax information (unaudited) for Vanguard Limited-Term Tax-Exempt Fund
This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2020 tax information (unaudited) for Vanguard Intermediate-Term Tax-Exempt Fund
This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2020 tax information (unaudited) for Vanguard Long-Term Tax-Exempt Fund
This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $44,293,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2020 tax information (unaudited) for Vanguard High-Yield Tax-Exempt Fund
This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund designates 100% of its income dividends as exempt-interest dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays 1 Year Municipal Bond Index, Bloomberg Barclays 1–5 Year Municipal Bond Index, Bloomberg Barclays 1–15 Year Municipal Bond Index, and Bloomberg Barclays Municipal Bond Index (Indices or Bloomberg Barclays Indices).
Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Municipal Bond Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Municipal Bond Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Municipal Bond Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Municipal Bond Funds or the owners of the Municipal Bond Funds.
Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Municipal Bond Funds. Investors acquire the Municipal Bond Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Municipal Bond Funds. The Municipal Bond Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Municipal Bond Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Municipal Bond Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Municipal Bond Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Municipal Bond Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Municipal Bond Funds.
The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Municipal Bond Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Municipal Bond Funds, investors or other third parties.
NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE MUNICIPAL BOND FUNDS.
None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.
© 2020 Bloomberg. Used with Permission.
Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the
Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard.
Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

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Q950 122020

Annual Report   |   October 31, 2020
Vanguard Tax-Exempt Bond Index Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2020, Vanguard Tax-Exempt Bond Index Fund returned about 3%. This return was in line with that of the fund’s expense-free benchmark index.
•	The period was marked by the global spread of COVID-19 and efforts to contain it, including government-mandated lockdowns, the shuttering of nonessential businesses, and social distancing measures. While volatility in the bond markets initially spiked and liquidity eroded as the pandemic spread, central banks around the world slashed interest rates and enacted stimulus programs to blunt the impact on the economy. Bond yields were lower by the end of the period, and prices were higher.
•	Municipal bonds traveled a smoother path than U.S. Treasuries, as demand remained in place for tax-exempt income. Their yields also fell across the maturity spectrum, with declines steeper at the short and intermediate end of the yield curve.
•	By maturity, intermediate-term munis performed best. By quality, munis rated A and above performed better than munis on the lowest rung of the investment-grade ladder. General obligation bonds as a whole outpaced revenue bonds.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.87%	10.63%	11.79%
Russell 2000 Index (Small-caps)	-0.14	2.19	7.27
Russell 3000 Index (Broad U.S. market)	10.15	10.04	11.48
FTSE All-World ex US Index (International)	-2.17	0.13	4.52
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.19%	5.06%	4.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.59	4.09	3.70
FTSE Three-Month U.S. Treasury Bill Index	0.86	1.62	1.15
CPI
Consumer Price Index	1.18%	1.82%	1.83%
Fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares.
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2020
Tax-Exempt Bond Index Fund	Beginning Account Value 4/30/2020	Ending Account Value 10/31/2020	Expenses Paid During Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$1,047.95	$0.31
Admiral™ Shares	1,000.00	1,047.63	0.46
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.84	$0.31
Admiral Shares	1,000.00	1,024.68	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.06% for ETF Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).
3

Tax-Exempt Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 21, 2015, Through October 31, 2020
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Five Year	Since Inception (8/21/2015)	Final Value of a $10,000 Investment
Tax-Exempt Bond Index Fund ETF Shares Net Asset Value	3.38%	3.56%	3.59%	$12,014
Tax-Exempt Bond Index Fund ETF Shares Market Price	3.12	3.51	3.57	11,999
S&P National AMT-Free Municipal Bond Index	3.34	3.58	3.60	12,020
"Since Inception" performance is calculated from the ETF Shares' inception date for both the fund and its comparative standards.

	One Year	Five Year	Since Inception (8/25/2015)	Final Value of a $10,000 Investment
Tax-Exempt Bond Index Fund Admiral Shares	3.32%	3.56%	3.62%	$12,021
S&P National AMT-Free Municipal Bond Index	3.34	3.58	3.63	12,031
"Since Inception" performance is calculated from the Admiral Shares' inception date for both the fund and its comparative standards.
Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares.
See Financial Highlights for dividend and capital gains information.
4

Tax-Exempt Bond Index Fund
Cumulative Returns of ETF Shares: August 21, 2015, Through October 31, 2019
	One Year	Five Years	Since Inception (8/21/2015)
Tax-Exempt Bond Index Fund ETF Shares Market Price	3.12%	18.80%	19.99%
Tax-Exempt Bond Index Fund ETF Shares Net Asset Value	3.38	19.12	20.14
S&P National AMT-Free Municipal Bond Index	3.34	19.21	20.20
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
5

Tax-Exempt Bond Index Fund
Fund Allocation
As of October 31, 2020
New York	22.8%
California	15.9
Texas	10.5
Massachusetts	5.0
Illinois	4.7
New Jersey	4.4
Pennsylvania	4.2
Florida	3.5
Washington	2.8
Maryland	2.6
Georgia	2.2
District of Columbia	1.8
Connecticut	1.7
Ohio	1.6
Michigan	1.6
Colorado	1.6
Arizona	1.3
Virginia	1.2
North Carolina	1.1
Louisiana	1.0
Other	8.5
The table reflects the fund’s investments, except for short-term investments.
6

Tax-Exempt Bond Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.7%)
Alabama (0.3%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/27	1,150	1,346
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/28	740	863
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/30	1,980	2,286
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	4.000%	9/1/32	555	615
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/36	770	936
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	4.000%	6/1/37	1,250	1,442
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	6/1/37	165	204
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN	5.000%	9/1/21	195	202
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	290	315
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	165	179
Alabama GO	5.000%	8/1/27	155	193
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	390	423
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/21	920	927
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	830	914
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	455	532
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	3,330	3,892
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	1,560	1,813
Auburn University College & University Revenue	5.000%	6/1/28	360	439
Auburn University College & University Revenue	4.000%	6/1/41	4,720	5,193
Birmingham Water Works Board Water Revenue	5.000%	1/1/43	1,890	2,253
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,401
Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	2,165	2,550
Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	604
Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	250	301
Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	250	300
Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/36	250	283
7

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Water Works Board of the City of Birmingham Water Revenue, Prere.	5.000%	1/1/21	1,460	1,471
				31,877
Alaska (0.0%)
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	3/1/27	170	198
Anchorage AK Electric Power & Light Revenue	5.000%	12/1/41	1,220	1,408
				1,606
Arizona (1.3%)
Arizona COP	5.000%	10/1/21	6,000	6,259
Arizona COP	5.000%	10/1/28	4,000	5,246
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/21	1,270	1,310
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	327
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	1,000	1,167
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	1,005	1,163
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	2,375	2,732
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	2,810	3,223
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	10	11
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/21	1,040	1,073
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/21	150	155
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	590	636
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	2,900	3,128
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	570	614
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,830	1,974
Arizona Lottery Revenue	5.000%	7/1/26	755	940
Arizona School Facilities Board COP	5.000%	9/1/21	1,840	1,912
Arizona School Facilities Board COP	5.000%	9/1/23	1,035	1,171
Arizona State University (Arizona State Univeristy Projects) COP	5.000%	9/1/23	1,515	1,712
Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	390	421
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	1,000	1,078
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	280	315
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	530	596
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	2,250	2,531
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	585	684
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	335	391
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	525	597
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	525	620
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	5	6
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	720	783
Maricopa County AZ COP	5.000%	7/1/21	1,000	1,031
Maricopa County AZ COP	5.000%	7/1/22	1,750	1,885
Maricopa County Community College District GO	5.000%	7/1/21	225	232
Maricopa County Community College District GO	5.000%	7/1/23	100	112
8

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	2,625	3,227
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	710
Phoenix AZ GO	4.000%	7/1/21	1,455	1,491
Phoenix AZ GO	4.000%	7/1/22	450	478
Phoenix AZ GO	4.000%	7/1/24	995	1,129
Phoenix AZ GO	4.000%	7/1/25	2,100	2,374
Phoenix AZ GO	5.000%	7/1/26	600	753
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	775	836
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	845	987
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	1,900	2,131
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	2,365	2,636
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	1,160	1,366
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	5,000	5,517
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.750%	7/1/44	160	178
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	40	44
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	3.000%	7/1/49	2,425	2,444
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	1,500	1,644
Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/40	1,330	1,511
Phoenix IDA College & University Revenue	5.250%	6/1/34	250	260
Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	250	264
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/23	2,835	3,189
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	220	257
Pinal County Electric District No. 3 Electric Power & Light Revenue, Prere.	5.250%	7/1/21	125	129
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/21	395	398
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	630	695
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	170	195
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/27	1,575	1,655
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/28	395	415
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/29	720	771
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/31	2,715	2,909
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	5,000	5,979
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	2,225	2,643
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	24
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,205	7,534
9

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	2,420	2,858
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,220	17,959
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	285	370
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,000	1,253
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	2,317
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	125	163
					127,728
Arkansas (0.0%)
	Arkansas GO	5.000%	6/15/21	375	386
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	1,200	1,334
	Springdale School District No. 50 GO	4.000%	6/1/33	395	413
					2,133
California (15.5%)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,250	2,606
	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	315	207
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,245	2,593
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	375	441
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	576
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	395	434
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	2,065	2,372
[3]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	319
[2]	Alvord Unified School District GO	0.000%	8/1/41	220	116
[2]	Alvord Unified School District GO	0.000%	8/1/43	400	213
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,890	1,971
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,505	1,570
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,250	1,304
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	375	391
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,255	1,045
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/32	1,940	1,516
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/39	5,725	6,239
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	1,127
[1]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	200	55
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	1,149
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	1,020	1,089
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	1,000	1,142
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	10,000	11,181
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,000	1,116
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,020	2,053
[1]	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,000	5,121
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	365	398
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	2,300	2,709
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	2,975	3,582
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/21	250	251
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	500	508
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	111
10

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	245	273
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	4,315	5,009
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	1,845	2,180
Beverly Hills Unified School District CA GO	0.000%	8/1/33	100	80
California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,000	1,039
California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/21	1,825	1,869
California Department of Water Resources Water Revenue	5.000%	12/1/22	225	247
California Department of Water Resources Water Revenue	5.000%	12/1/26	135	161
California Department of Water Resources Water Revenue	5.000%	12/1/32	1,000	1,374
California Department of Water Resources Water Revenue	5.000%	12/1/33	210	262
California Department of Water Resources Water Revenue	5.000%	12/1/33	1,000	1,364
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	1,645	1,959
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	6,081
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	325	365
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	196
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	1,035	1,590
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	9,850	15,452
California GO	5.000%	8/1/21	235	243
California GO	5.000%	9/1/21	245	255
California GO	5.000%	9/1/21	1,010	1,049
California GO	5.000%	10/1/21	160	167
California GO	5.000%	12/1/21	265	278
California GO	5.000%	2/1/22	675	715
California GO	5.000%	4/1/22	10,000	10,664
California GO	5.000%	9/1/22	200	217
California GO	5.000%	9/1/22	500	543
California GO	5.000%	10/1/22	110	120
California GO	5.250%	10/1/22	135	148
California GO	5.000%	11/1/22	2,000	2,188
California GO	5.000%	12/1/22	175	192
California GO	5.000%	2/1/23	1,250	1,324
California GO	5.000%	3/1/23	2,700	2,994
California GO	5.000%	4/1/23	1,835	2,042
California GO	5.000%	9/1/23	200	217
California GO	5.000%	9/1/23	1,100	1,245
California GO	5.000%	9/1/23	905	1,025
California GO	5.250%	9/1/23	100	104
California GO	5.000%	10/1/23	360	409
California GO	5.250%	10/1/23	600	627
California GO	5.000%	11/1/23	160	182
California GO	5.000%	12/1/23	295	337
California GO	5.000%	12/1/23	375	429
California GO	5.000%	3/1/24	1,635	1,887
California GO	5.000%	5/1/24	300	348
California GO	5.000%	8/1/24	5,165	6,057
California GO	5.000%	8/1/24	725	850
California GO	5.000%	8/1/24	250	293
California GO	5.000%	8/1/24	2,000	2,345
11

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/24	1,010	1,188
	California GO	5.250%	9/1/24	25	26
	California GO	5.000%	10/1/24	100	118
	California GO	5.000%	10/1/24	7,175	8,468
	California GO	5.000%	10/1/24	100	118
	California GO	5.000%	11/1/24	1,265	1,265
	California GO	5.000%	12/1/24	1,250	1,428
	California GO	5.000%	12/1/24	4,855	5,548
	California GO	5.000%	3/1/25	4,045	4,847
	California GO	5.000%	8/1/25	1,500	1,824
	California GO	5.000%	8/1/25	630	766
	California GO	5.000%	9/1/25	895	1,091
	California GO	5.000%	10/1/25	615	725
	California GO	5.000%	10/1/25	735	867
	California GO	5.000%	11/1/25	250	307
	California GO	3.000%	3/1/26	2,875	3,255
	California GO	4.000%	3/1/26	5,070	6,007
	California GO	5.000%	3/1/26	8,450	10,093
	California GO	5.000%	3/1/26	840	1,003
	California GO	5.000%	4/1/26	2,000	2,480
	California GO	4.000%	8/1/26	400	478
	California GO	5.000%	8/1/26	100	125
	California GO	5.000%	8/1/26	7,405	9,264
	California GO	5.000%	8/1/26	900	1,069
	California GO	5.000%	8/1/26	1,765	2,135
	California GO	5.000%	8/1/26	3,550	4,441
	California GO	5.000%	8/1/26	100	125
	California GO	5.000%	9/1/26	1,825	2,288
	California GO	5.000%	9/1/26	275	333
	California GO	5.000%	10/1/26	120	141
	California GO	5.000%	10/1/26	1,000	1,256
	California GO	5.000%	10/1/26	100	117
	California GO	5.000%	11/1/26	2,020	2,543
[4]	California GO	5.000%	2/1/27	120	152
	California GO	5.000%	3/1/27	1,465	1,746
	California GO	5.000%	4/1/27	3,010	3,832
	California GO	5.000%	8/1/27	350	435
	California GO	5.000%	8/1/27	3,000	3,730
	California GO	5.000%	8/1/27	100	121
	California GO	5.000%	8/1/27	150	178
	California GO	4.000%	9/1/27	100	107
	California GO	5.000%	9/1/27	325	367
	California GO	5.000%	9/1/27	3,130	3,902
	California GO	5.000%	9/1/27	1,175	1,465
	California GO	5.000%	10/1/27	100	111
	California GO	5.000%	10/1/27	170	200
	California GO	5.000%	11/1/27	500	568
	California GO	5.000%	11/1/27	1,565	2,022
	California GO	3.000%	3/1/28	4,370	5,056
	California GO	5.000%	3/1/28	500	596
	California GO	5.000%	4/1/28	12,500	16,270
	California GO	5.000%	8/1/28	2,370	2,932
	California GO	5.000%	8/1/28	2,340	2,895
	California GO	5.000%	8/1/28	5,000	6,376
	California GO	5.000%	8/1/28	330	398
12

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/28	425	542
California GO	5.000%	8/1/28	7,020	9,204
California GO	4.000%	9/1/28	125	133
California GO	4.000%	9/1/28	200	236
California GO	5.000%	9/1/28	805	908
California GO	5.000%	9/1/28	1,450	1,797
California GO	5.000%	9/1/28	425	514
California GO	5.000%	10/1/28	1,000	1,173
California GO	5.000%	10/1/28	930	1,091
California GO	5.000%	11/1/28	5,000	6,591
California GO	5.000%	8/1/29	125	154
California GO	5.000%	8/1/29	190	241
California GO	5.000%	8/1/29	555	666
California GO	5.000%	8/1/29	100	124
California GO	3.000%	9/1/29	105	114
California GO	5.000%	9/1/29	550	681
California GO	5.000%	10/1/29	250	293
California GO	5.000%	10/1/29	2,910	3,890
California GO	5.250%	10/1/29	2,645	2,762
California GO	5.000%	11/1/29	12,760	17,084
California GO	5.000%	11/1/29	4,000	5,356
California GO	5.000%	12/1/29	100	114
California GO	5.000%	3/1/30	160	189
California GO	5.000%	8/1/30	6,990	8,803
California GO	5.000%	8/1/30	50	59
California GO	5.000%	8/1/30	1,000	1,199
California GO	5.000%	8/1/30	1,600	2,015
California GO	5.000%	8/1/30	4,200	5,426
California GO	5.000%	9/1/30	1,460	1,515
California GO	5.000%	9/1/30	2,200	2,720
California GO	5.000%	9/1/30	1,215	1,502
California GO	5.000%	9/1/30	200	240
California GO	5.000%	10/1/30	340	398
California GO	5.000%	10/1/30	7,950	10,547
California GO	5.000%	11/1/30	720	815
California GO	5.000%	11/1/30	2,500	3,400
California GO	5.000%	12/1/30	950	1,079
California GO	5.000%	2/1/31	50	55
California GO	5.000%	4/1/31	1,475	2,006
California GO	5.000%	5/1/31	2,220	2,560
California GO	4.000%	8/1/31	1,000	1,158
California GO	5.000%	8/1/31	965	1,122
California GO	5.000%	8/1/31	4,815	5,657
California GO	3.250%	9/1/31	115	125
California GO	4.000%	9/1/31	120	139
California GO	5.000%	9/1/31	2,200	2,715
California GO	5.000%	9/1/31	200	208
California GO	5.000%	9/1/31	510	574
California GO	5.000%	10/1/31	340	398
California GO	5.000%	11/1/31	145	164
California GO	5.000%	11/1/31	400	504
California GO	5.000%	11/1/31	500	630
California GO	5.000%	2/1/32	180	198
California GO	5.000%	4/1/32	7,605	10,473
California GO	5.000%	5/1/32	50	58
13

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/32	2,340	2,721
	California GO	5.000%	8/1/32	250	293
[2]	California GO	5.250%	8/1/32	1,000	1,392
	California GO	5.000%	9/1/32	685	842
	California GO	5.000%	9/1/32	2,200	2,630
	California GO	4.625%	10/1/32	385	400
	California GO	5.250%	10/1/32	255	266
	California GO	5.000%	11/1/32	1,475	1,668
	California GO	5.000%	11/1/32	1,285	1,613
	California GO	5.000%	2/1/33	510	560
	California GO	5.000%	3/1/33	5,000	6,571
	California GO	5.000%	4/1/33	1,500	1,723
	California GO	5.000%	8/1/33	5,000	6,106
	California GO	5.000%	8/1/33	1,300	1,511
	California GO	5.000%	8/1/33	375	439
	California GO	5.000%	8/1/33	325	387
	California GO	5.000%	8/1/33	2,285	2,844
	California GO	3.000%	9/1/33	1,170	1,258
	California GO	3.375%	9/1/33	210	227
	California GO	4.000%	9/1/33	500	575
	California GO	4.000%	9/1/33	575	662
	California GO	5.000%	9/1/33	1,000	1,123
	California GO	5.000%	9/1/33	1,000	1,224
	California GO	5.000%	10/1/33	2,430	2,841
	California GO	5.000%	10/1/33	2,720	3,121
	California GO	5.000%	3/1/34	5,520	7,213
	California GO	4.000%	8/1/34	275	307
	California GO	5.000%	8/1/34	1,730	2,058
	California GO	4.000%	9/1/34	355	408
	California GO	4.000%	9/1/34	250	287
	California GO	5.000%	9/1/34	1,225	1,496
	California GO	5.000%	9/1/34	775	924
	California GO	5.000%	9/1/34	3,000	3,665
	California GO	5.000%	3/1/35	16,565	21,545
	California GO	4.250%	4/1/35	300	315
	California GO	5.000%	4/1/35	4,135	4,736
	California GO	5.250%	4/1/35	300	320
	California GO	5.000%	8/1/35	965	1,173
	California GO	5.000%	8/1/35	725	840
	California GO	4.000%	9/1/35	2,250	2,577
	California GO	5.000%	9/1/35	2,000	2,436
	California GO	5.000%	9/1/35	1,615	1,967
	California GO	5.000%	10/1/35	1,250	1,503
	California GO	4.000%	11/1/35	4,405	5,135
	California GO	5.000%	11/1/35	1,155	1,438
	California GO	5.375%	11/1/35	50	50
	California GO	3.750%	12/1/35	450	483
	California GO	4.000%	3/1/36	6,250	7,467
	California GO	5.000%	8/1/36	6,900	8,689
	California GO	4.000%	9/1/36	2,165	2,472
	California GO	4.000%	9/1/36	250	285
	California GO	5.000%	9/1/36	145	157
	California GO	5.000%	9/1/36	500	608
	California GO	5.000%	11/1/36	6,600	8,356
	California GO	5.000%	4/1/37	500	551
14

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/37	14,555	16,611
	California GO	5.000%	8/1/37	5,595	6,774
	California GO	4.000%	9/1/37	365	387
	California GO	4.000%	9/1/37	250	285
	California GO	5.000%	10/1/37	110	128
	California GO	5.000%	11/1/37	15,220	19,211
	California GO	5.000%	2/1/38	755	826
	California GO	5.000%	2/1/38	1,605	1,692
	California GO	5.000%	4/1/38	5,480	6,919
	California GO	5.000%	10/1/39	2,005	2,325
	California GO	5.000%	10/1/39	5,485	6,553
	California GO	5.000%	9/1/41	1,025	1,062
	California GO	5.000%	10/1/41	3,725	3,873
	California GO	4.375%	4/1/42	100	105
	California GO	5.000%	4/1/42	400	424
	California GO	5.000%	9/1/42	3,355	3,616
	California GO	5.000%	2/1/43	535	584
	California GO	5.000%	4/1/43	2,285	2,511
	California GO	4.875%	11/1/43	265	292
	California GO	5.000%	11/1/43	1,800	2,020
	California GO	4.500%	12/1/43	405	443
	California GO	5.000%	3/1/45	3,600	4,167
	California GO	3.250%	4/1/45	5,000	5,325
	California GO	5.000%	8/1/45	1,055	1,236
	California GO	5.000%	9/1/45	2,550	3,051
	California GO	4.000%	11/1/45	2,850	3,190
	California GO	3.000%	3/1/46	12,480	13,089
	California GO	4.000%	3/1/46	3,000	3,483
	California GO	5.000%	8/1/46	2,605	3,106
	California GO	3.000%	9/1/46	360	371
	California GO	5.000%	10/1/47	6,885	8,130
	California GO	5.000%	11/1/47	1,600	1,946
	California GO	3.000%	10/1/49	1,250	1,303
	California GO	4.000%	11/1/50	8,000	8,927
[4]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	139
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/41	3,025	3,677
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	1,150	1,490
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	1,205	1,596
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,000	1,008
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	7/1/50	2,000	2,232
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	6,309
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/48	3,575	4,395
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	280	333
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,500	1,812
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,310
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/21	755	773
15

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/21	465	483
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	100	109
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	545	632
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	100	122
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	365	407
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	100	117
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	200	251
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	100	120
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	350	409
California State Public Works Board Lease (Abatement) Revenue	4.000%	6/1/28	160	168
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	1,500	1,913
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	280
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	500	633
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	245	285
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	650	755
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	6,075	7,014
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	925	1,023
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	250	263
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/21	1,850	1,886
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/28	300	342
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/29	125	133
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	150	170
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.125%	10/1/31	35	36
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	405	429
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	255	276
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	345	388
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	12/1/21	205	216
California State University College & University Revenue	5.000%	11/1/29	255	300
California State University College & University Revenue	5.000%	11/1/30	100	123
California State University College & University Revenue	5.000%	11/1/31	150	176
California State University College & University Revenue	5.000%	11/1/31	510	620
California State University College & University Revenue	5.000%	11/1/32	2,100	2,460
California State University College & University Revenue	5.000%	11/1/32	1,355	1,645
California State University College & University Revenue	4.000%	11/1/34	125	142
California State University College & University Revenue	5.000%	11/1/34	650	761
California State University College & University Revenue	5.000%	11/1/34	105	130
California State University College & University Revenue	4.000%	11/1/35	2,095	2,372
California State University College & University Revenue	5.000%	11/1/35	375	464
California State University College & University Revenue	5.000%	11/1/36	1,025	1,263
California State University College & University Revenue	4.000%	11/1/37	375	422
California State University College & University Revenue	5.000%	11/1/37	180	216
California State University College & University Revenue	5.000%	11/1/37	110	135
California State University College & University Revenue	4.000%	11/1/38	2,360	2,648
California State University College & University Revenue	5.000%	11/1/38	1,285	1,543
California State University College & University Revenue	5.000%	11/1/39	10,415	12,092
California State University College & University Revenue	5.000%	11/1/41	185	224
16

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/42	10,210	12,400
	California State University College & University Revenue	5.000%	11/1/43	2,160	2,573
	California State University College & University Revenue	5.000%	11/1/43	325	407
	California State University College & University Revenue	5.000%	11/1/44	4,000	4,636
	California State University College & University Revenue	5.000%	11/1/45	7,530	9,055
	California State University College & University Revenue	5.000%	11/1/47	115	139
	California State University College & University Revenue	5.000%	11/1/48	2,500	3,106
	California State University College & University Revenue	5.000%	11/1/49	4,275	5,332
	California State University College & University Revenue, Prere.	5.000%	11/1/21	1,890	1,979
	California State University College & University Revenue, Prere.	4.000%	11/1/22	1,130	1,214
	California State University College & University Revenue, Prere.	5.000%	11/1/22	1,590	1,739
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	10,000	11,657
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	105	116
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	100	109
[2]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	332
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,000	1,136
	Chaffey Community College District GO	5.000%	6/1/48	1,650	2,016
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	10,000	11,739
	Chino Valley Unified School District GO	5.000%	8/1/55	750	947
	Clovis Unified School District GO	4.000%	8/1/40	150	166
	Coast Community College District GO, Prere.	4.000%	8/1/23	125	138
	Coast Community College District GO, Prere.	5.000%	8/1/23	3,025	3,419
[2]	Colton Joint Unified School District GO	0.000%	8/1/42	990	517
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	180	203
[2]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	401
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,750	4,317
	Cypress School District GO	0.000%	8/1/40	250	141
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	5,572
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/22	300	323
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	108
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	150	178
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	133
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	1,890	2,305
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	5,482
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	150
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	329
[5]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,268
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.750%	1/15/46	1,250	1,395
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	7,917
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	194
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	2,595	3,066
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	13,790	16,291
	Foster City CA GO	2.250%	8/1/50	1,000	949
	Fremont Union High School District GO	4.000%	8/1/40	725	802
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,562
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	420	506
	Fresno Unified School District GO	4.000%	8/1/41	500	565
17

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	520	573
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,750	3,852
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	500	574
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,681
[1]	Hayward Unified School District GO	4.000%	8/1/48	5,885	6,691
[2]	Hayward Unified School District GO	4.000%	8/1/50	6,245	7,143
[6]	Kern Community College District GO	3.000%	8/1/46	2,440	2,526
	Long Beach Community College District GO, Prere.	4.000%	8/1/22	500	533
	Long Beach Community College District GO, Prere.	5.000%	8/1/22	100	108
	Long Beach Unified School District GO	0.000%	8/1/32	100	69
	Long Beach Unified School District GO	4.000%	8/1/45	350	392
	Los Angeles CA Community College District GO	5.000%	8/1/25	170	200
	Los Angeles CA Community College District GO	5.000%	8/1/26	175	205
	Los Angeles CA Community College District GO	5.000%	8/1/28	570	666
	Los Angeles CA Community College District GO	5.000%	8/1/29	370	432
	Los Angeles CA Community College District GO	5.000%	8/1/30	285	333
	Los Angeles CA Community College District GO	5.000%	8/1/31	905	1,054
	Los Angeles CA Community College District GO	4.000%	8/1/32	100	112
	Los Angeles CA Community College District GO	5.000%	8/1/36	100	121
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,150
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,685
	Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,243
	Los Angeles CA Community College District GO	4.000%	8/1/39	325	364
	Los Angeles CA Unified School District GO	5.000%	7/1/22	405	436
	Los Angeles CA Unified School District GO	5.000%	7/1/22	690	743
	Los Angeles CA Unified School District GO	5.000%	7/1/22	195	210
	Los Angeles CA Unified School District GO	5.000%	7/1/23	100	112
	Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	4,132
	Los Angeles CA Unified School District GO	5.000%	7/1/24	270	314
	Los Angeles CA Unified School District GO	5.000%	7/1/24	110	128
	Los Angeles CA Unified School District GO	5.000%	7/1/25	295	355
	Los Angeles CA Unified School District GO	5.000%	7/1/26	145	174
	Los Angeles CA Unified School District GO	5.000%	7/1/27	4,000	4,921
	Los Angeles CA Unified School District GO	5.000%	7/1/27	275	319
	Los Angeles CA Unified School District GO	5.000%	7/1/28	115	119
	Los Angeles CA Unified School District GO	5.000%	7/1/28	11,125	12,877
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,467
	Los Angeles CA Unified School District GO	5.000%	7/1/29	370	441
	Los Angeles CA Unified School District GO	3.000%	7/1/31	1,660	1,788
	Los Angeles CA Unified School District GO	5.000%	7/1/31	825	1,074
	Los Angeles CA Unified School District GO	3.000%	7/1/32	700	748
	Los Angeles CA Unified School District GO	5.000%	7/1/32	300	309
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,874
	Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,763
	Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,564
	Los Angeles CA Unified School District GO	5.000%	7/1/40	3,000	3,497
	Los Angeles CA Unified School District GO	5.250%	7/1/42	11,500	14,227
[6]	Los Angeles CA Unified School District GO	4.000%	7/1/44	1,000	1,147
[6]	Los Angeles CA Unified School District GO	3.000%	7/1/45	1,100	1,144
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	280	314
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	1,000	1,072
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,568
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	9,073
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	293
18

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	6,171
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	2,000	2,716
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,000	1,367
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,605	3,507
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	1,085	1,331
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,300	3,072
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,000	2,656
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,060	1,318
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,565	3,391
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	500	605
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,000	1,202
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,000	1,306
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	239
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,000	1,301
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,025	6,158
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,475	3,018
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,800	3,414
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/21	900	929
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,570	1,714
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	6,600	7,569
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	2,610	3,022
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	5,000	6,316
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	9,000	9,302
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	555	598
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	400	429
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	400	440
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	160	169
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,005	2,525
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	4,000	4,627
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	370	437
19

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,400	3,136
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,000	1,281
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	5,480	6,846
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	4,000	5,093
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	230	253
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	100	117
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	140	154
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	245	275
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,318
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,535	1,812
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	130	148
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	6,968
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,925
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,375	1,755
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	300	346
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	6,132
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	250	292
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,575	1,694
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	1,535	1,767
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	265	317
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,200	8,794
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,202
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,170	1,410
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	1,515	1,627
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	555	635
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	6,085	6,965
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/49	2,350	2,936
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/49	15,000	18,887
Los Angeles Department of Water Revenue	4.000%	7/1/29	1,030	1,305
Los Angeles Department of Water Revenue	5.000%	7/1/35	1,350	1,454
20

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water Revenue	5.000%	7/1/36	500	538
	Los Angeles Department of Water Revenue	5.000%	7/1/36	5,000	6,381
	Los Angeles Department of Water Revenue	5.000%	7/1/39	1,300	1,499
	Los Angeles Department of Water Revenue	5.000%	7/1/40	3,000	3,917
	Los Angeles Department of Water Revenue	5.000%	7/1/41	240	242
	Los Angeles Department of Water Revenue	5.000%	7/1/41	155	185
	Los Angeles Department of Water Revenue	5.000%	7/1/41	3,000	3,902
	Los Angeles Department of Water Revenue	5.000%	7/1/43	180	193
	Los Angeles Department of Water Revenue	5.000%	7/1/43	1,725	1,854
	Los Angeles Department of Water Revenue	5.000%	7/1/46	5,600	6,642
	Los Angeles Department of Water Revenue	4.000%	7/1/47	400	447
	Los Angeles Department of Water Revenue	5.000%	7/1/47	5,500	7,054
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	85	104
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	575	719
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	150	187
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	3,272
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	235	291
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	860	979
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	1,018
[2]	Mendocino-Lake Community College District GO, Prere.	0.000%	8/1/21	310	31
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	190	209
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	5,308
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,281
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	2,800	3,703
	Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	269
	Mount San Antonio Community College District GO	4.000%	8/1/49	2,500	2,906
[3]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	150	154
[7]	New Haven Unified School District GO	0.000%	8/1/33	325	253
[7]	New Haven Unified School District GO	0.000%	8/1/34	495	375
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	232
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	291
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	425
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.250%	3/1/34	5,960	6,035
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	500	578
[7]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	319
	Oak Grove School District GO, Prere.	0.000%	6/1/21	265	62
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	1,020	1,140
	Oakland Unified School District/Alameda County GO	5.000%	8/1/40	590	677
	Orange County Sanitation District Sewer Revenue	3.000%	2/1/31	250	256
	Orange County Sanitation District Sewer Revenue	4.000%	2/1/32	1,185	1,229
	Palmdale Elementary School District GO	3.000%	8/1/49	1,000	1,039
[3]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/45	100	104
21

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pasadena Unified School District GO	5.000%	8/1/26	10	13
	Peralta Community College District GO	4.000%	8/1/39	350	386
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	221
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	424
	Poway Unified School District GO	0.000%	8/1/33	1,995	1,544
	Poway Unified School District GO	0.000%	8/1/46	7,250	3,287
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,030	1,315
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	380
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	4.125%	11/1/40	5	5
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,285
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	565	638
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	623
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	425	482
[4]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	560	743
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	5,250	5,995
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	545	609
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	3,227
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	170	189
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/42	150	150
[2]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,500	6,780
	San Bernardino Community College District GO	4.000%	8/1/49	7,000	7,917
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	1,900	2,095
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	665	732
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,000	1,088
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,129
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	155	181
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,500	1,801
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,330	1,544
	San Diego CA Unified School District GO	5.000%	7/1/22	30,000	32,355
	San Diego CA Unified School District GO	5.000%	7/1/26	150	182
	San Diego CA Unified School District GO	5.000%	7/1/28	100	121
	San Diego CA Unified School District GO	4.000%	7/1/29	100	117
	San Diego CA Unified School District GO	0.000%	7/1/31	170	142
	San Diego CA Unified School District GO	4.000%	7/1/32	500	580
	San Diego CA Unified School District GO	4.000%	7/1/33	250	288
	San Diego CA Unified School District GO	0.000%	7/1/35	295	183
	San Diego CA Unified School District GO	0.000%	7/1/35	575	423
	San Diego CA Unified School District GO	5.000%	7/1/35	100	112
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,247
	San Diego CA Unified School District GO	0.000%	7/1/36	340	242
	San Diego CA Unified School District GO	0.000%	7/1/36	895	638
	San Diego CA Unified School District GO	0.000%	7/1/37	375	259
	San Diego CA Unified School District GO	0.000%	7/1/38	170	114
	San Diego CA Unified School District GO	0.000%	7/1/39	100	65
	San Diego CA Unified School District GO	5.000%	7/1/40	950	1,121
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	7,579
	San Diego CA Unified School District GO	3.125%	7/1/42	1,855	1,955
	San Diego CA Unified School District GO	0.000%	7/1/43	785	439
22

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	0.000%	7/1/45	575	300
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	4,604
	San Diego CA Unified School District GO	4.000%	7/1/45	225	247
	San Diego CA Unified School District GO	5.000%	7/1/45	1,530	1,792
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,918
	San Diego CA Unified School District GO	4.000%	7/1/47	3,000	3,406
	San Diego CA Unified School District GO	5.000%	7/1/47	2,000	2,424
	San Diego CA Unified School District GO	3.250%	7/1/48	4,000	4,252
	San Diego CA Unified School District GO	0.000%	7/1/49	535	244
	San Diego CA Unified School District GO	3.000%	7/1/50	5,000	5,247
[3]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	229
[3]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,495	1,388
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	250	284
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,325
	San Diego Community College District GO	5.000%	8/1/27	80	101
	San Diego Community College District GO	5.000%	8/1/31	1,195	1,480
	San Diego Community College District GO	4.000%	8/1/41	225	254
	San Diego Community College District GO, Prere.	5.000%	8/1/23	910	1,028
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	350	412
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	125	135
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,150	2,612
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	25	27
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,000	1,168
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,400	2,900
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	9,700	11,582
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	350	374
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	3,365	3,592
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	532
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	663
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/49	5,000	5,326
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/22	245	263
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	380	474
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	200	250
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	230	259
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	587
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	3,506
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	3,700	3,904
	San Francisco CA City & County COP	5.000%	4/1/28	500	597
	San Francisco CA City & County COP	5.000%	10/1/28	100	100
	San Francisco CA City & County COP	4.000%	4/1/45	405	426
	San Francisco CA City & County GO	4.000%	6/15/33	1,490	1,642
23

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	175	216
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	100	114
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	125	141
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	10,000	12,802
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,175	1,231
San Francisco CA Public Utilities Commission Water Revenue, Prere.	4.000%	5/1/22	250	264
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	100	107
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	750	804
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	6,145	7,280
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	705	839
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	870	925
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	250	256
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	515	637
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	130	142
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	2,475	2,846
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,100	4,839
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	2,035
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	135	141
San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	2,585	2,944
San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	185	137
San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	2,560	2,859
San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	3,825	4,201
San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	1,000	1,101
San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	4,870	5,341
San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/50	115	126
San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	205	201
San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	115
San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	95
San Jose Financing Authority Lease (Abatement) Revenue (Civic Center Project), Prere.	5.000%	6/1/23	615	690
San Marcos Unified School District GO	0.000%	8/1/32	150	120
San Marcos Unified School District GO	0.000%	8/1/51	100	41
San Mateo County Community College District GO	5.000%	9/1/45	5,000	6,236
24

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,323
San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	3,374
San Mateo Union High School District GO	4.000%	9/1/34	800	923
San Mateo Union High School District GO, Prere.	5.000%	9/1/21	10	10
Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	132
Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	333
Santa Clara County CA GO	3.250%	8/1/39	645	702
Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,284
Santa Clarita Community College District GO	3.000%	8/1/49	2,580	2,709
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	5,025	5,915
Southwestern Community College District GO	0.000%	8/1/46	320	149
Southwestern Community College District GO	4.000%	8/1/47	2,505	2,838
Tulare County Transportation Authority Sales Tax Revenue	5.000%	2/1/29	120	137
Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	2,020	2,424
Turlock Irrigation District Electric Power & Light Revenue	5.500%	1/1/41	4,460	4,496
University of California College & University Revenue	5.000%	5/15/21	150	154
University of California College & University Revenue	5.000%	5/15/22	510	547
University of California College & University Revenue	5.000%	5/15/23	510	570
University of California College & University Revenue	5.000%	5/15/25	95	102
University of California College & University Revenue	5.000%	5/15/25	165	199
University of California College & University Revenue	5.000%	5/15/27	110	132
University of California College & University Revenue	5.000%	5/15/28	100	120
University of California College & University Revenue	5.000%	5/15/29	775	862
University of California College & University Revenue	5.000%	5/15/29	670	803
University of California College & University Revenue	5.000%	5/15/32	1,610	1,787
University of California College & University Revenue	5.000%	5/15/32	1,000	1,187
University of California College & University Revenue	5.000%	5/15/33	700	776
University of California College & University Revenue	5.000%	5/15/33	1,650	2,105
University of California College & University Revenue	5.000%	5/15/35	205	249
University of California College & University Revenue	4.000%	5/15/36	525	597
University of California College & University Revenue	5.000%	5/15/36	1,525	1,883
University of California College & University Revenue	5.000%	5/15/36	4,600	5,664
University of California College & University Revenue	5.000%	5/15/37	1,130	1,205
University of California College & University Revenue	5.000%	5/15/38	800	884
University of California College & University Revenue	5.000%	5/15/38	2,445	3,185
University of California College & University Revenue	5.000%	5/15/39	355	392
University of California College & University Revenue	5.000%	5/15/40	950	1,116
University of California College & University Revenue	5.000%	5/15/41	1,105	1,325
University of California College & University Revenue	5.000%	5/15/41	1,000	1,287
University of California College & University Revenue	5.000%	5/15/42	7,175	8,702
University of California College & University Revenue	5.000%	5/15/42	710	755
University of California College & University Revenue	5.000%	5/15/42	1,000	1,282
University of California College & University Revenue	5.000%	5/15/43	1,000	1,233
University of California College & University Revenue	4.000%	5/15/46	2,450	2,727
University of California College & University Revenue	5.000%	5/15/46	5,610	6,676
University of California College & University Revenue	4.000%	5/15/47	560	629
University of California College & University Revenue	4.000%	5/15/47	2,000	2,337
University of California College & University Revenue	5.000%	5/15/47	2,780	3,345
University of California College & University Revenue	5.000%	5/15/47	325	392
University of California College & University Revenue	5.250%	5/15/47	4,080	5,004
University of California College & University Revenue	4.000%	5/15/48	7,405	8,412
University of California College & University Revenue	5.000%	5/15/48	1,830	2,239
University of California College & University Revenue	2.500%	5/15/50	3,000	2,908
25

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/52	10,000	11,989
	University of California College & University Revenue	5.000%	5/15/58	3,650	4,416
	University of California College & University Revenue PUT	5.000%	5/15/23	1,030	1,151
	University of California College & University Revenue, Prere.	5.000%	5/15/22	115	123
	University of California College & University Revenue, Prere.	5.000%	5/15/22	1,360	1,459
	University of California College & University Revenue, Prere.	5.000%	5/15/23	520	581
	Upland Unified School District GO	0.000%	8/1/50	100	42
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	11/1/22	115	124
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	955	1,046
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	205	224
	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	730
	West Contra Costa Unified School District GO	5.125%	8/1/45	1,200	1,320
	Westside Union School District GO	0.000%	8/1/40	100	57
	Westside Union School District GO	0.000%	8/1/45	265	128
	William S Hart Union High School District GO	0.000%	8/1/33	750	588
[2]	William S Hart Union High School District GO	0.000%	8/1/35	1,035	764
	William S Hart Union High School District GO	4.000%	8/1/38	100	107
	Yosemite Community College District GO	5.000%	8/1/32	155	185
[3]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	1,175
					1,549,397
Colorado (1.5%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	1,195	1,487
	Adams & Weld Counties CO School District No 27J Brighton GO	5.000%	12/1/40	8,675	10,360
	Adams 12 Five Star Schools GO	5.000%	12/15/35	300	366
	Adams County CO COP	4.000%	12/1/45	280	305
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,762
	Aurora CO Water Revenue	5.000%	8/1/46	890	1,060
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	3,183
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/47	1,000	1,119
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	175	209
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	70	84
	Colorado COP	5.000%	12/15/30	1,020	1,315
	Colorado COP	5.000%	12/15/31	2,260	3,014
	Colorado COP	5.000%	3/15/32	20	24
	Colorado COP	4.000%	12/15/35	5,460	6,587
	Colorado COP	3.000%	12/15/36	5,000	5,471
	Colorado COP	4.000%	12/15/36	3,200	3,725
	Colorado COP	4.000%	12/15/37	30	36
	Colorado COP	4.000%	12/15/38	85	101
	Colorado COP	5.250%	3/15/42	945	1,141
	Colorado COP, Prere.	5.000%	3/15/21	450	458
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	872
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	335	362
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	2,500	2,696
26

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	1,000	1,076
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	600	821
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	739
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	535	726
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	625	849
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	700	944
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	674
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	672
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	669
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	669
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	50	56
Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	2,170	2,565
Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	1,141
Denver City & County School District No. 1 COP	5.000%	12/1/34	4,225	4,286
Denver City & County School District No. 1 COP	5.000%	12/1/36	5,775	5,857
Denver City & County School District No. 1 GO	4.000%	12/1/26	1,925	2,251
Denver City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,129
Denver City & County School District No. 1 GO	4.000%	12/1/41	200	224
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/21	190	190
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,240	4,604
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	290	352
Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/31	110	116
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	5,013
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	205	225
Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,239
Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,830
Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,746
Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	2,500	1,390
Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,327
Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	4,000	4,692
Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	515	589
Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	150	156
E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	85	81
E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,270	3,705
E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	662
E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	210	167
E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	168
E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	183
E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	361
E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,137
El Paso County School District No. 20 Academy GO	4.000%	12/15/40	100	112
Regional Transportation District COP	4.375%	6/1/39	1,400	1,502
Regional Transportation District COP	5.000%	6/1/39	9,190	10,022
Regional Transportation District COP	4.000%	6/1/40	415	454
Regional Transportation District COP	4.500%	6/1/44	4,375	4,697
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/26	50	54
27

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	3,330	3,619
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	50	64
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,260	2,452
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,445	3,188
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	400	434
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	75	100
Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	840
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	4,555	5,347
Regional Transportation District Sales Tax Sales Tax Revenue	5.000%	11/1/34	15	18
University of Colorado College & University Revenue	4.000%	6/1/36	250	290
University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,462
University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	125	140
University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	192
Weld County CO School District No. 6 Greeley GO	5.000%	12/1/44	10,000	12,687
				153,692
Connecticut (1.7%)
Connecticut GO	5.000%	11/1/20	5,550	5,550
Connecticut GO	5.000%	4/15/21	1,800	1,838
Connecticut GO	5.000%	5/15/21	310	318
Connecticut GO	5.000%	5/15/21	1,000	1,025
Connecticut GO	5.000%	10/15/21	645	674
Connecticut GO	5.000%	11/1/21	1,025	1,073
Connecticut GO	5.000%	5/15/22	1,000	1,025
Connecticut GO	5.000%	6/1/22	1,265	1,359
Connecticut GO	5.000%	6/15/22	3,250	3,496
Connecticut GO	5.000%	10/15/22	170	186
Connecticut GO	5.000%	10/15/22	180	196
Connecticut GO	5.000%	11/15/22	135	148
Connecticut GO	5.000%	3/15/23	2,000	2,217
Connecticut GO	5.000%	5/15/23	600	615
Connecticut GO	5.000%	6/1/23	355	381
Connecticut GO	5.000%	10/15/23	650	738
Connecticut GO	5.000%	11/15/23	630	717
Connecticut GO	5.000%	3/15/24	410	472
Connecticut GO	5.000%	5/15/24	100	116
Connecticut GO	5.000%	6/1/24	1,325	1,421
Connecticut GO	5.000%	8/15/24	1,050	1,183
Connecticut GO	5.000%	10/15/24	120	136
Connecticut GO	5.000%	11/1/24	105	110
Connecticut GO	5.000%	5/15/25	390	468
Connecticut GO	5.000%	6/15/25	800	962
Connecticut GO	5.000%	10/15/25	5,160	6,273
Connecticut GO	5.000%	10/15/25	155	176
Connecticut GO	5.000%	11/15/25	650	792
Connecticut GO	5.000%	5/15/26	980	1,207
Connecticut GO	5.000%	6/15/26	1,660	1,985
Connecticut GO	5.000%	10/15/26	725	902
Connecticut GO	5.000%	10/15/26	2,425	2,734
28

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	11/15/26	1,150	1,391
Connecticut GO	5.000%	1/15/27	2,145	2,680
Connecticut GO	5.000%	4/15/27	1,035	1,301
Connecticut GO	5.000%	5/15/27	520	636
Connecticut GO	5.000%	6/15/27	850	1,011
Connecticut GO	5.000%	8/15/27	500	615
Connecticut GO	5.000%	10/15/27	220	247
Connecticut GO	5.000%	11/1/27	1,500	1,563
Connecticut GO	5.000%	11/15/27	1,895	2,280
Connecticut GO	5.000%	4/15/28	1,000	1,282
Connecticut GO	4.000%	9/15/28	265	278
Connecticut GO	5.000%	11/15/28	470	562
Connecticut GO	5.000%	4/15/29	300	372
Connecticut GO	5.000%	6/15/29	1,300	1,530
Connecticut GO	5.000%	9/15/31	160	171
Connecticut GO	5.000%	11/1/31	170	177
Connecticut GO	5.000%	4/15/32	150	183
Connecticut GO	5.000%	11/15/32	125	147
Connecticut GO	5.000%	4/15/33	100	121
Connecticut GO	5.000%	10/15/33	2,800	3,353
Connecticut GO	4.000%	6/15/34	3,000	3,287
Connecticut GO	5.000%	10/15/34	100	120
Connecticut GO	5.000%	11/15/34	1,000	1,174
Connecticut GO	4.000%	6/1/36	1,250	1,458
Connecticut GO	4.000%	6/1/39	1,740	2,002
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/21	225	234
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/22	100	108
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	170	185
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	1,300	1,463
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	240	270
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	100	113
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,430	1,631
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	240	281
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	1,560	1,824
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	334
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,500	1,647
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	255	308
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,169
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,500	1,816
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,670	5,280
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	180	216
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	600
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,095	1,361
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,000	1,250
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	130	156
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,150	5,978
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	2,126
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,664
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	320	382
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	715	878
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	395	431
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	174
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	6,140	7,504
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	196
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,895	2,242
29

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	155	189
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	252
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	405	479
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	280	330
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	7,749
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	13,565
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	100	118
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	8,148
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	500	588
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	115	127
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	750	941
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	500	623
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	7,000	9,377
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,726
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.050%	7/12/21	5,000	5,061
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	500	539
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	2,800	2,843
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,100	1,181
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	2,250	2,912
				169,003
Delaware (0.2%)
Delaware GO	5.000%	7/1/23	2,525	2,843
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,443
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	105	112
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	1,450	1,652
New Castle County DE GO	5.000%	10/1/45	1,875	2,242
University of Delaware College & University Revenue	5.000%	11/1/40	500	733
University of Delaware College & University Revenue	5.000%	11/1/41	755	1,112
University of Delaware College & University Revenue	5.000%	11/1/42	750	1,112
University of Delaware College & University Revenue	5.000%	11/1/43	485	724
University of Delaware College & University Revenue	5.000%	11/1/44	465	697
University of Delaware College & University Revenue	5.000%	11/1/45	500	753
				15,423
District of Columbia (1.7%)
District of Columbia College & University Revenue	5.000%	4/1/30	460	561
District of Columbia College & University Revenue	5.000%	4/1/34	270	324
District of Columbia GO	5.000%	6/1/22	110	118
District of Columbia GO	5.000%	6/1/23	825	925
District of Columbia GO	5.000%	6/1/24	155	174
District of Columbia GO	5.000%	6/1/30	1,085	1,258
District of Columbia GO	5.000%	6/1/31	8,730	10,102
District of Columbia GO	5.000%	6/1/33	7,060	8,134
District of Columbia GO	4.000%	6/1/34	1,030	1,199
District of Columbia GO	5.000%	6/1/34	2,400	2,984
District of Columbia GO	4.000%	6/1/36	555	642
District of Columbia GO	5.000%	6/1/36	405	479
District of Columbia GO	5.000%	6/1/36	3,000	3,719
District of Columbia GO	4.000%	6/1/37	820	946
30

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	6/1/38	865	991
	District of Columbia GO	4.000%	6/1/41	170	191
	District of Columbia GO	5.000%	6/1/41	1,185	1,434
	District of Columbia GO	5.000%	6/1/41	3,240	3,975
	District of Columbia Income Tax Revenue	5.000%	12/1/23	1,390	1,526
	District of Columbia Income Tax Revenue	5.000%	12/1/26	9,000	9,866
	District of Columbia Income Tax Revenue	5.000%	12/1/27	2,750	3,011
	District of Columbia Income Tax Revenue	5.000%	10/1/28	9,010	11,896
	District of Columbia Income Tax Revenue	5.000%	3/1/29	4,900	6,512
	District of Columbia Income Tax Revenue	5.000%	10/1/31	1,460	2,035
	District of Columbia Income Tax Revenue	5.000%	12/1/31	1,470	1,603
	District of Columbia Income Tax Revenue	5.000%	12/1/36	1,765	1,846
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	5,958
	District of Columbia Income Tax Revenue	5.000%	3/1/39	5,000	6,461
	District of Columbia Income Tax Revenue	4.000%	3/1/40	6,000	7,082
	District of Columbia Income Tax Revenue, Prere.	5.000%	12/1/21	120	126
	District of Columbia Income Tax Revenue, Prere.	5.000%	12/1/21	865	909
[2]	District of Columbia Water & Sewer Authority Water Revenue	5.500%	10/1/23	710	782
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	4,005	4,796
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	225	259
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/40	100	121
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	980	1,122
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/44	1,615	1,942
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/45	1,100	1,296
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	6,940	7,889
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	305	233
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,313
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	945
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	100	56
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	90	49
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	539
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	6.500%	10/1/41	405	506
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	1,096
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	2,500	2,999
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,500	17,967
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	1,000	993
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,000	4,371
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	1,610	1,746
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	17,175	17,886
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	30	39
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/38	3,075	3,967
31

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	3,400	3,913
					173,812
Florida (3.4%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	490	504
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	4,485	4,891
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	450	491
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	500	571
	Broward County FL School District COP	5.000%	7/1/22	2,670	2,877
	Broward County FL School District COP	5.000%	7/1/23	2,325	2,596
	Broward County FL School District COP	5.000%	7/1/23	240	268
	Broward County FL School District COP	5.000%	7/1/24	125	145
	Broward County FL School District COP	5.000%	7/1/25	300	359
	Broward County FL School District COP	5.000%	7/1/25	1,225	1,466
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,883
	Broward County FL Water & Sewer Utility Water Revenue, Prere.	5.000%	10/1/22	465	507
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	3,895	4,341
[2]	Cape Coral FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/21	710	741
[2]	Cape Coral FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/21	1,100	1,148
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,480	1,828
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	1,095	1,241
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	1,515	1,710
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	305	367
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	280	336
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	561
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	150	158
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	695	780
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,035	1,159
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,015	1,134
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,505	1,680
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	2,230
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	1,860	2,065
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,200	2,624
	Florida Department of Management Services COP	5.000%	11/1/27	1,665	2,122
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	3,377
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/41	1,000	1,028
	Florida GO	5.000%	6/1/21	2,495	2,564
	Florida GO	5.000%	6/1/22	1,400	1,505
	Florida GO	5.000%	6/1/22	3,695	3,971
	Florida GO	5.000%	6/1/23	1,360	1,525
	Florida GO	5.000%	6/1/25	265	272
	Florida GO	5.000%	6/1/25	300	322
	Florida GO	5.000%	7/1/28	6,795	8,941
	Florida GO	4.000%	7/1/30	730	891
	Florida GO	4.000%	7/1/43	1,225	1,415
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	592
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	4,722
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	3,750	3,673
32

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	3,750	4,123
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	3,211
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	4,041
	Florida Lottery Revenue	5.000%	7/1/21	325	335
	Florida Lottery Revenue	5.000%	7/1/24	1,210	1,416
	Florida Lottery Revenue	5.000%	7/1/25	1,760	2,135
	Florida Lottery Revenue	5.000%	7/1/26	1,085	1,355
	Florida Lottery Revenue	5.000%	7/1/28	1,435	1,884
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	290	315
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	550	647
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	225	278
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	690	848
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	170	208
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,540
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	401
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	535	599
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,125	5,651
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	275	330
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	1,415	1,526
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	911
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	636
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	596
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	393
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	1,350	1,468
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	1,075	1,321
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,250	1,583
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	360	395
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	2,240	2,796
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,240
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,506
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/39	30	33
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	385	419
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	625	681
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	440	489
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	10	11
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	3,500	3,936
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	2,110
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	3,000	3,206
[2]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	305
[2]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	265
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	1,750	1,988
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/32	100	113
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	110	122
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	250	262
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	795	876
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	185	206
33

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	2,550	2,940
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	375	432
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	100	115
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,185	1,351
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	770	919
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/40	5,470	5,484
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	260	286
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	10,162
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	100	118
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	540	648
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,150	1,364
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	890	1,002
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	1,670	1,920
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	555	557
	Miami-Dade County FL GO	5.000%	7/1/33	5,000	6,138
	Miami-Dade County FL GO	4.000%	7/1/35	110	122
	Miami-Dade County FL GO	5.000%	7/1/37	1,300	1,586
	Miami-Dade County FL GO	5.000%	7/1/41	1,000	1,001
[7]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	615	887
[7]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	690	272
[7]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	713
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	4,735	5,113
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	620	742
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	16,410	19,657
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	700	840
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/42	235	112
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	1,310	571
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,485	1,658
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	4.000%	7/1/22	190	202
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	785	847
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	2,480	2,675
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	120	131
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	1,030	1,169
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	545	666
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	80	97
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	10	12
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	1,750	2,024
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	4,250	4,889
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,790	2,029
	Miami-Dade County FL Water & Sewer Water Revenue	3.375%	10/1/47	1,215	1,298
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,420	3,919
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/49	5,010	5,766
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/22	1,830	1,996
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	4,000	4,547
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	250	286
	Miami-Dade County School Board COP	5.000%	2/1/24	370	424
	Miami-Dade County School Board COP	5.000%	2/1/25	220	262
	Miami-Dade County School Board COP	5.000%	2/1/26	1,720	2,092
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,563
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,580
	Miami-Dade County School Board COP	5.625%	5/1/31	90	92
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	8,238
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,812
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.500%	10/1/42	8,460	9,272
34

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	291
	Mid-Bay Bridge Authority Highway Revenue , Prere.	7.250%	10/1/21	3,000	3,190
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/22	365	392
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	670	768
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,005	2,191
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,170	1,276
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	75	81
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	10	11
	Orange County School Board COP	5.000%	8/1/31	1,485	1,776
	Orange County School Board COP	5.000%	8/1/33	1,285	1,565
	Orange County School Board COP	5.000%	8/1/34	990	1,202
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	310	360
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	2,865	3,323
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.250%	5/1/24	200	234
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	580	660
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	500	612
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/22	465	501
[2]	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/24	135	145
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/35	425	470
[3]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	45	54
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	719
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/21	215	214
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/22	250	247
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	681
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	220	169
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	304
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	743
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,307
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	563
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	346
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	201
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	300	349
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	1,500	559
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	3,250	1,165
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	300	347
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	5,175	1,780
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/51	3,000	990
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	400	423
	Palm Beach County School District COP	5.000%	8/1/26	1,030	1,285
	Palm Beach County School District COP	5.000%	8/1/27	365	468
	Palm Beach County School District COP	5.000%	8/1/27	440	531
	Palm Beach County School District COP	5.000%	8/1/31	120	143
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/24	145	151
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/31	785	817
	Palm Beach County Solid Waste Authority Resource Recovery Revenue, Prere.	5.000%	10/1/21	5	5
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	5,255	5,806
[1]	Polk County FL Utility System Water Revenue, Prere.	5.000%	10/1/23	6,500	7,369
	Port St. Lucie FL	3.250%	7/1/45	105	111
	Reedy Creek Improvement District GO, Prere.	5.000%	6/1/23	1,565	1,755
35

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	885	998
	South Florida Water Management District COP	5.000%	10/1/33	375	446
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	1,000	1,163
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	780
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	305
	Tampa FL Water & Wastewater System Water Revenue	4.000%	10/1/48	5,000	5,965
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	4,250	4,801
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	2,290
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	3,865	4,166
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	210	226
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,150
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	596
					337,425
Georgia (2.2%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,500	3,770
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	5,000	6,013
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,675	1,889
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	332
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	2,099
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/42	2,235	2,325
[2]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	150	190
	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	515	638
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	270	322
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	256
[2]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	1,825	2,619
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	6,355	7,469
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	3,175	3,869
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,155	2,599
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	314
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	535	645
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/41	5,405	5,602
	DeKalb County School District GO	4.000%	10/1/21	4,045	4,184
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/41	2,425	2,640
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/45	2,500	2,677
	Georgia GO	5.000%	7/1/21	1,300	1,341
	Georgia GO	5.000%	7/1/21	3,320	3,425
	Georgia GO	5.000%	10/1/21	250	261
	Georgia GO	5.000%	2/1/22	125	132
	Georgia GO	5.000%	7/1/22	1,000	1,079
	Georgia GO	4.000%	10/1/22	4,945	5,301
	Georgia GO	4.500%	11/1/22	210	219
	Georgia GO	5.000%	1/1/23	1,000	1,103
	Georgia GO	5.000%	7/1/23	2,000	2,253
36

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	12/1/23	200	229
	Georgia GO	5.000%	2/1/24	5,000	5,769
	Georgia GO	4.000%	1/1/25	1,145	1,321
	Georgia GO	5.000%	1/1/25	375	413
	Georgia GO	5.000%	2/1/26	1,175	1,457
	Georgia GO	5.000%	8/1/26	1,000	1,258
	Georgia GO	5.000%	2/1/27	5,065	6,236
	Georgia GO	5.000%	2/1/27	2,000	2,300
	Georgia GO	5.000%	2/1/27	875	1,115
	Georgia GO	5.000%	7/1/27	240	258
	Georgia GO	5.000%	7/1/27	1,990	2,564
	Georgia GO	5.000%	7/1/27	1,950	2,512
	Georgia GO	5.000%	2/1/28	190	233
	Georgia GO	5.000%	2/1/28	2,135	2,702
	Georgia GO	5.000%	2/1/28	10	12
	Georgia GO	5.000%	7/1/28	130	164
	Georgia GO	5.000%	2/1/29	445	544
	Georgia GO	5.000%	7/1/30	5,630	7,518
	Georgia GO	5.000%	7/1/30	2,035	2,580
	Georgia GO	5.000%	7/1/32	1,465	1,883
	Georgia GO	4.000%	7/1/34	3,325	3,980
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,210	2,448
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,653
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	680
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	730	768
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	750	906
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	1,134
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	8,000	8,767
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	3,682
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,182
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	1,000	1,087
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	1,000	1,167
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	2,155	2,514
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,546
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	2,280	2,297
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	3,700	4,490
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,425	1,465
	Gwinnett County School District GO	5.000%	8/1/21	1,680	1,740
	Gwinnett County School District GO	5.000%	8/1/22	1,150	1,245
	Gwinnett County School District GO	5.000%	2/1/31	1,050	1,270
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/28	3,950	5,221
37

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/29	3,975	5,365
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/22	1,200	1,254
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	1,980	2,360
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,563
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	6,199
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	10,000	11,688
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/47	10,350	10,874
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	104
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,500	1,996
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	6,750	9,144
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	1,500	1,770
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/41	1,865	2,192
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/44	575	621
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	1,250	1,468
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue, Prere.	4.000%	5/1/26	190	228
				216,702
Hawaii (0.6%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/39	140	140
Hawaii GO	5.000%	8/1/21	3,040	3,147
Hawaii GO	5.000%	11/1/21	160	167
Hawaii GO	5.000%	8/1/23	900	1,014
Hawaii GO	5.000%	10/1/23	930	1,055
Hawaii GO	5.000%	10/1/23	2,090	2,372
Hawaii GO	5.000%	8/1/24	265	311
Hawaii GO	5.000%	8/1/24	1,005	1,133
Hawaii GO	5.000%	10/1/24	555	655
Hawaii GO	5.000%	8/1/25	695	814
Hawaii GO	5.000%	8/1/25	865	1,013
Hawaii GO	5.000%	10/1/26	275	335
Hawaii GO	5.000%	10/1/27	310	388
Hawaii GO	4.000%	4/1/28	175	204
Hawaii GO	5.000%	8/1/28	80	93
Hawaii GO	5.000%	8/1/28	2,000	2,246
Hawaii GO	5.000%	10/1/28	305	380
Hawaii GO	4.000%	4/1/29	1,750	2,028
Hawaii GO	5.000%	8/1/29	770	895
Hawaii GO	5.000%	8/1/30	3,355	3,895
Hawaii GO	5.000%	8/1/30	45	50
Hawaii GO	5.000%	10/1/30	1,110	1,399
Hawaii GO	4.000%	5/1/32	500	582
Hawaii GO	4.000%	1/1/34	2,675	3,133
Hawaii GO	4.000%	10/1/34	2,510	2,813
Hawaii GO	3.000%	4/1/36	165	174
Hawaii GO, Prere.	5.000%	12/1/21	90	95
Hawaii GO, Prere.	5.000%	12/1/21	135	142
Hawaii GO, Prere.	5.000%	12/1/21	125	131
Hawaii GO, Prere.	5.000%	12/1/21	65	68
Hawaii GO, Prere.	5.000%	12/1/21	260	273
38

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii GO, Prere.	5.000%	12/1/21	195	205
Hawaii GO, Prere.	5.000%	12/1/21	100	105
Hawaii GO, Prere.	5.000%	12/1/21	490	515
Hawaii GO, Prere.	5.000%	12/1/21	460	483
Hawaii GO, Prere.	5.000%	8/1/23	40	45
Hawaii GO, Prere.	5.000%	8/1/23	80	90
Hawaii Harbor System Port, Airport & Marina Revenue	5.625%	7/1/40	15,000	15,047
Honolulu County HI GO, Prere.	5.000%	11/1/22	525	574
Honolulu County HI GO, Prere.	5.000%	11/1/22	300	328
Honolulu HI City & County GO	5.000%	7/1/21	1,370	1,413
Honolulu HI City & County GO	5.000%	10/1/21	885	923
Honolulu HI City & County GO	4.000%	7/1/22	800	849
Honolulu HI City & County GO	5.000%	7/1/22	1,985	2,140
Honolulu HI City & County GO	5.000%	7/1/23	2,000	2,250
Honolulu HI City & County GO	5.000%	10/1/37	750	889
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	503
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/31	5	6
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	714
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/40	1,485	1,734
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/45	355	412
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.250%	7/1/21	250	258
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/22	185	200
				60,828
Idaho (0.0%)
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,000	1,231
Illinois (4.6%)
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	100	115
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	100	115
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	650	746
Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,151
Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,068
Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	2,515	2,885
Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	2,271
Chicago IL GO	5.000%	1/1/22	40	41
Chicago IL GO	5.000%	1/1/23	25	26
Chicago IL GO	5.000%	1/1/24	765	800
Chicago IL GO	5.000%	1/1/25	3,360	3,536
Chicago IL GO	5.000%	1/1/26	610	645
Chicago IL GO	5.250%	1/1/28	690	723
Chicago IL GO	0.000%	1/1/30	410	304
Chicago IL GO	5.625%	1/1/30	1,225	1,332
Chicago IL GO	5.000%	1/1/31	445	469
Chicago IL GO	5.500%	1/1/31	840	886
Chicago IL GO	5.625%	1/1/31	200	217
Chicago IL GO	5.000%	1/1/33	25	25
Chicago IL GO	5.500%	1/1/33	510	534
Chicago IL GO	5.750%	1/1/33	515	557
Chicago IL GO	5.000%	1/1/34	25	25
Chicago IL GO	5.000%	1/1/34	15	15
Chicago IL GO	5.500%	1/1/34	310	324
Chicago IL GO	5.500%	1/1/34	150	157
39

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/35	700	712
	Chicago IL GO	5.000%	1/1/38	1,100	1,125
	Chicago IL GO	6.000%	1/1/38	8,910	9,737
	Chicago IL GO	5.000%	1/1/39	5,000	5,084
	Chicago IL GO	5.500%	1/1/39	335	348
	Chicago IL GO	5.000%	1/1/40	2,905	2,898
	Chicago IL GO	5.000%	1/1/44	6,060	6,112
	Chicago IL GO	5.500%	1/1/49	1,000	1,057
	Chicago IL GO, ETM	5.000%	1/1/22	85	90
	Chicago IL GO, ETM	5.000%	1/1/23	10	11
	Chicago IL Sales Tax Revenue, Prere.	5.250%	1/1/22	1,615	1,709
	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	330	280
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	150	171
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	3,005
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	559
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	1,037
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	50	54
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	250	298
	Chicago IL Waterworks Water Revenue	5.000%	11/1/42	5,295	5,624
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	605	670
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	75	81
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	60	67
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	107
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	443
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	485	547
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	330	332
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	235	268
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	580	684
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	355	418
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	355	431
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	755	883
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,779
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	405	472
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	160	198
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,100	3,588
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	275	321
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	305	352
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	165	191
40

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	105	121
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	587
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	305	357
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	694
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	500	574
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	245	281
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	75	82
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,659
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	115
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.625%	1/1/35	585	590
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	4,000	4,507
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	100	114
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	378
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	400	456
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	2,900	3,243
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	5,100	5,703
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	350	405
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	2,000	2,118
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	940
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	550	591
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/39	505	509
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,000	2,261
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	50	55
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	2,000	2,113
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/44	350	375
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	715	811
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	4,195	4,766
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	9,280	10,507
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	10,000	11,659
41

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	115	121
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.500%	1/1/21	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.625%	1/1/21	5,530	5,578
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.750%	1/1/21	1,845	1,861
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	6.000%	1/1/21	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	6.500%	1/1/21	2,110	2,131
[1]	Chicago Park District GO	4.000%	1/1/41	1,000	1,063
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	200	226
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	5,000	5,767
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	14,715	16,645
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	566
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	572
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	1,535	1,618
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	211
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	500	578
	Cook County IL GO	5.250%	11/15/22	360	361
	Cook County IL GO	5.000%	11/15/23	335	374
	Cook County IL GO	5.000%	11/15/24	430	464
	Cook County IL GO	5.250%	11/15/24	200	209
	Cook County IL GO	5.000%	11/15/25	295	318
	Cook County IL GO	5.250%	11/15/25	100	104
	Cook County IL GO	5.000%	11/15/26	135	162
	Cook County IL GO	5.000%	11/15/28	85	85
	Cook County IL GO	5.250%	11/15/28	1,175	1,220
	Cook County IL GO	4.000%	11/15/29	215	224
	Cook County IL GO	5.000%	11/15/31	500	587
	Cook County IL GO	5.250%	11/15/33	3,000	3,007
	Cook County IL Sales Tax Revenue	5.000%	11/15/37	525	568
	Evanston IL GO	3.500%	12/1/38	645	714
[1]	Evanston IL GO	3.500%	12/1/39	755	839
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/39	5,000	4,807
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	90	92
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	50	51
	Illinois Finance Authority College & University Revenue	5.000%	9/1/46	140	151
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	715	740
	Illinois Finance Authority College & University Revenue, Prere.	6.125%	4/1/21	300	307
	Illinois GO	5.000%	11/1/20	1,675	1,675
	Illinois GO	4.000%	1/1/21	310	311
	Illinois GO	5.000%	1/1/21	975	981
	Illinois GO	5.250%	1/1/21	275	277
	Illinois GO	5.000%	2/1/21	5,000	5,045
	Illinois GO	5.000%	5/1/21	3,240	3,298
	Illinois GO	5.000%	7/1/21	245	251
	Illinois GO	5.000%	8/1/21	3,345	3,432
	Illinois GO	5.000%	10/1/21	2,375	2,449
42

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.000%	11/1/21	15,570	15,922
Illinois GO	5.000%	12/1/21	600	622
Illinois GO	5.000%	1/1/22	800	802
Illinois GO	5.000%	2/1/22	1,050	1,092
Illinois GO	5.000%	5/1/22	2,500	2,614
Illinois GO	5.250%	5/1/22	3,830	4,016
Illinois GO	4.000%	9/1/22	365	377
Illinois GO	5.000%	2/1/23	220	232
Illinois GO	5.000%	2/1/23	200	211
Illinois GO	5.000%	5/1/23	200	212
Illinois GO	5.000%	7/1/23	580	617
Illinois GO	5.000%	10/1/23	1,200	1,281
Illinois GO	5.000%	11/1/23	2,500	2,642
Illinois GO	5.000%	12/1/23	2,000	2,139
Illinois GO	5.000%	2/1/24	125	134
Illinois GO	5.000%	2/1/24	345	370
Illinois GO	5.500%	7/1/24	600	643
Illinois GO	5.000%	11/1/24	5,660	6,055
Illinois GO	5.000%	2/1/25	100	109
Illinois GO	5.000%	3/1/25	390	402
Illinois GO	5.500%	7/1/25	470	501
Illinois GO	4.000%	8/1/25	580	591
Illinois GO	5.000%	8/1/25	60	62
Illinois GO	5.000%	11/1/25	9,160	9,878
Illinois GO	5.000%	2/1/26	150	163
Illinois GO	5.000%	5/1/26	150	159
Illinois GO	5.500%	7/1/26	430	456
Illinois GO	5.000%	11/1/26	5,000	5,401
Illinois GO	5.000%	1/1/27	520	561
Illinois GO	5.000%	2/1/27	50	53
Illinois GO	5.000%	5/1/27	350	369
Illinois GO	5.000%	6/1/27	250	271
Illinois GO	5.000%	10/1/27	1,650	1,811
Illinois GO	5.000%	11/1/27	13,000	14,100
Illinois GO	5.000%	2/1/28	70	76
Illinois GO	5.250%	7/1/28	100	105
Illinois GO	5.000%	9/1/28	210	231
Illinois GO	5.000%	10/1/28	2,500	2,752
Illinois GO	5.000%	11/1/28	8,555	9,212
Illinois GO	5.000%	2/1/29	215	232
Illinois GO	5.250%	2/1/29	2,500	2,627
Illinois GO	5.000%	5/1/29	125	131
Illinois GO	5.250%	7/1/29	295	308
Illinois GO	5.000%	10/1/29	1,000	1,092
Illinois GO	5.000%	11/1/29	11,325	12,110
Illinois GO	5.500%	5/1/30	1,000	1,143
Illinois GO	5.250%	12/1/30	160	175
Illinois GO	5.250%	2/1/31	100	105
Illinois GO	5.000%	10/1/31	2,000	2,171
Illinois GO	4.000%	6/1/32	160	159
Illinois GO	5.000%	10/1/33	110	117
Illinois GO	5.000%	10/1/33	3,465	3,671
Illinois GO	4.000%	12/1/33	925	911
Illinois GO	5.000%	1/1/34	665	675
Illinois GO	5.000%	5/1/35	150	154
43

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	4.000%	6/1/35	120	118
	Illinois GO	5.000%	12/1/35	1,500	1,571
	Illinois GO	5.000%	5/1/36	365	374
	Illinois GO	4.125%	10/1/36	2,000	1,978
	Illinois GO	5.000%	11/1/36	350	363
	Illinois GO	5.500%	7/1/38	1,125	1,159
	Illinois GO	4.000%	10/1/38	1,000	969
	Illinois GO	5.000%	2/1/39	285	290
	Illinois GO	5.000%	5/1/39	2,000	2,079
	Illinois GO	5.000%	5/1/39	555	566
	Illinois GO	5.500%	5/1/39	4,500	4,962
	Illinois GO	4.500%	11/1/39	135	136
	Illinois GO	4.250%	12/1/40	785	767
	Illinois GO	5.750%	5/1/45	3,485	3,859
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/22	100	106
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	405	446
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	251
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	356
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	140	166
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,177
	Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	255	280
	Illinois Sales Tax Revenue	4.000%	6/15/21	350	351
	Illinois Sales Tax Revenue	5.000%	6/15/21	830	847
	Illinois Sales Tax Revenue	5.000%	6/15/22	840	884
	Illinois Sales Tax Revenue	5.000%	6/15/22	1,080	1,137
	Illinois Sales Tax Revenue	5.000%	6/15/23	310	334
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,110	1,193
	Illinois Sales Tax Revenue	5.000%	6/15/25	315	338
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,641
	Illinois Sales Tax Revenue	5.000%	6/15/29	245	273
[4]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	295	251
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/21	100	101
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/21	150	157
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	2,000	2,186
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	4,575	5,211
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,603
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,437
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	4,996
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	3,119
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	500	635
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	995	1,290
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	500	660
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	675	880
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	185	208
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	1,185	1,412
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,957
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,426
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,025	1,179
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,290	1,519
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	2,194
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,117
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	375	431
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	230	270
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,960	5,366
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,116
44

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	130	149
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	235	262
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,050	1,215
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	13,315	15,531
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,105	6,020
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,500	5,384
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	185	175
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	220	190
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	205	167
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	70	53
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	250	182
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	485	346
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	430	293
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	125	83
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	360	234
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/34	250	156
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	300	176
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/45	340	137
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/47	380	141
	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	5.650%	6/15/22	30	33
	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
[2]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	225	69
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	322
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	290
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	5,281
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	415	514
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	795	992
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,790
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	25	31
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	340	418
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	500	523
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,355	1,679
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,844
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	295	329
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	185	204
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	235	254
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,965	3,519
[4]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	165	206
[2]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/21	120	123
	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	170	208
[2]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	240
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,755
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,350	2,689
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/48	2,615	2,947
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,997
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	582
45

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	190	151
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	90	69
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	196
	Will County IL GO	5.000%	11/15/45	2,000	2,348
					455,742
Indiana (0.4%)
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	725	772
	Indiana Finance Authority Lease Revenue	5.000%	12/1/21	280	294
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	2,735	3,131
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,175	1,445
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	345	433
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	630	834
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	201
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	235	270
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	25	29
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	340	388
	Indiana Finance Authority Lease Revenue (State Revolving Fund Program), Prere.	5.000%	2/1/21	2,055	2,079
	Indiana Finance Authority Sewer Revenue	5.250%	10/1/31	2,065	2,154
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/41	250	258
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,869
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/46	1,605	1,889
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,907
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	260	311
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	590	708
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	145	172
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	137
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	2,190	2,569
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,140	1,441
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	2,211
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	1,355	1,557
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	345	380
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,000	2,574
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,843
					40,856
Iowa (0.2%)
	Des Moines IA Stormwater Utility	3.250%	6/1/34	1,990	2,160
	Iowa Finance Authority Water Revenue	5.000%	8/1/42	2,665	3,269
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	3,041
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/46	3,000	3,634
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,420	1,681
	Iowa Special Obligation Revenue	5.000%	6/1/27	135	167
46

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Iowa Special Obligation Revenue	5.000%	6/1/28	5,220	6,433
				20,385
Kansas (0.3%)
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	1,200	1,248
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,730	4,393
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	195	229
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	310	378
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	335	406
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	1,745	2,111
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	1,515	1,765
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	755	906
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	284
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	1,365	1,616
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/22	2,500	2,624
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/23	2,500	2,690
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/24	2,000	2,203
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,860	2,187
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/29	1,200	1,430
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/39	90	97
Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/22	410	446
Wyandotte County Unified School District No. 500 Kansas City GO	4.125%	9/1/37	765	874
Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	525	571
Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	104
Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	1,715	1,862
				28,424
Kentucky (0.4%)
Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	395	439
Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/26	910	1,033
Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	4.000%	9/1/48	4,555	4,758
Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,226
Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	800	895
Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	135	143
Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	310	344
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,833
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,306
Kentucky Public Transportation Infrastructure Authority Highway Revenue	5.750%	7/1/49	825	894
Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	200	218
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	600	648
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,770	1,983
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	230	267
47

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/22	2,220	2,421
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	255	288
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	100	117
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	2,710	3,311
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	255	309
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	915
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 84)	5.000%	8/1/21	7,000	7,238
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	840	1,013
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	125	148
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/30	6,250	6,531
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/34	3,195	3,317
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	610	633
					43,228
Louisiana (1.0%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,943
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,380	10,032
[2]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	2,190	2,509
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/22	2,405	2,570
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	470	503
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,335	1,427
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	4,000	4,202
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	1,320	1,386
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	1,560	1,637
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.500%	5/1/39	2,350	2,683
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	4,500	5,380
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/41	10,000	11,108
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/41	5,895	6,834
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/45	1,000	1,123
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/45	2,210	2,604
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/22	155	166
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,274
	Louisiana GO	5.000%	8/1/25	50	58
	Louisiana GO	5.000%	8/1/27	500	620
	Louisiana GO	4.000%	2/1/33	5,020	5,451
	Louisiana GO, Prere.	5.000%	7/15/22	2,040	2,202
	Louisiana GO, Prere.	5.000%	7/15/22	475	513
	Louisiana GO, Prere.	4.000%	5/15/23	610	667
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	130	144
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	2,380	2,353
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	400	460
48

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/1/41	6,440	6,514
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	3,125
	Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	5
	Louisiana Public Facilities Authority College & University Revenue	5.000%	7/1/56	2,290	2,520
[2]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	130	139
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/23	825	912
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	5,650	6,686
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	795	966
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	130	149
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	5,869
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	23
					97,757
Maine (0.0%)
	Maine GO	5.000%	6/1/21	500	514
Maryland (2.6%)
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/41	660	677
	Baltimore MD Water Revenue	5.000%	7/1/44	200	225
	Baltimore MD Water Revenue (Water Project)	5.000%	7/1/38	810	903
	Baltimore MD Water Revenue (Water Project)	5.000%	7/1/38	60	67
	Howard County MD (Consolidated Public Improvement Project) GO, Prere.	3.000%	2/15/23	100	106
	Howard County MD GO	5.000%	2/15/27	870	1,108
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/15/20	2,550	2,564
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/21	1,000	1,031
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	130	141
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/22	1,295	1,413
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	1,790	1,981
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	1,080	1,223
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,005	1,184
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	166
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,000	2,578
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	575	652
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	149
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,160	9,183
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	755	806
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,100	1,240
	Maryland GO	5.000%	3/1/21	125	127
	Maryland GO	4.500%	8/1/21	435	449
	Maryland GO	5.000%	8/1/21	150	155
	Maryland GO	5.000%	8/1/21	7,495	7,762
	Maryland GO	5.000%	3/1/22	1,000	1,063
	Maryland GO	5.000%	6/1/22	840	903
	Maryland GO	5.000%	8/1/22	4,945	5,356
	Maryland GO	5.000%	8/1/22	2,420	2,621
	Maryland GO	5.000%	8/1/22	1,000	1,083
	Maryland GO	5.000%	3/1/23	215	239
	Maryland GO	5.000%	6/1/23	505	567
49

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	5.000%	8/1/23	2,285	2,581
Maryland GO	5.000%	8/1/23	175	198
Maryland GO	5.000%	8/1/23	1,825	2,062
Maryland GO	5.000%	3/15/24	1,500	1,736
Maryland GO	4.000%	8/1/24	1,855	2,110
Maryland GO	5.000%	8/1/24	245	288
Maryland GO	5.000%	8/1/24	5,175	6,079
Maryland GO	5.000%	8/1/24	1,045	1,228
Maryland GO	5.000%	3/15/25	1,750	2,102
Maryland GO	4.000%	6/1/25	4,180	4,723
Maryland GO	5.000%	8/1/25	5,000	6,093
Maryland GO	5.000%	3/15/26	1,405	1,745
Maryland GO	5.000%	6/1/26	1,310	1,525
Maryland GO	4.000%	8/1/26	1,000	1,100
Maryland GO	5.000%	3/15/27	2,730	3,483
Maryland GO	5.000%	3/15/27	1,600	2,042
Maryland GO	5.000%	3/15/27	1,935	2,469
Maryland GO	4.000%	6/1/27	1,035	1,164
Maryland GO	4.000%	8/1/27	960	1,052
Maryland GO	5.000%	8/1/27	685	883
Maryland GO	5.000%	8/1/27	3,200	4,124
Maryland GO	5.000%	8/1/27	15,000	19,331
Maryland GO	5.000%	3/15/28	1,115	1,414
Maryland GO	5.000%	3/15/28	2,790	3,651
Maryland GO	4.000%	6/1/28	2,120	2,376
Maryland GO	5.000%	8/1/28	1,425	1,881
Maryland GO	5.000%	8/1/28	15,000	19,799
Maryland GO	5.000%	8/1/28	5,295	6,989
Maryland GO	5.000%	8/1/28	10,000	13,200
Maryland GO	4.000%	8/1/29	1,100	1,199
Maryland GO	5.000%	8/1/29	1,665	2,242
Maryland GO	3.000%	3/1/30	200	209
Maryland GO	4.000%	3/15/30	615	731
Maryland GO	5.000%	3/15/31	2,135	2,810
Maryland GO	5.000%	8/1/31	1,235	1,639
Maryland GO	4.000%	8/1/32	6,645	8,011
Maryland GO, Prere.	3.000%	3/1/21	350	353
Maryland GO, Prere.	3.000%	3/1/21	295	298
Maryland GO, Prere.	5.000%	8/1/21	460	476
Maryland GO, Prere.	5.000%	8/1/21	100	104
Maryland GO, Prere.	5.000%	8/1/21	100	104
Maryland GO, Prere.	4.000%	3/1/22	1,300	1,365
Maryland GO, Prere.	4.000%	3/1/22	1,000	1,050
Maryland GO, Prere.	5.000%	3/1/22	250	266
Maryland GO, Prere.	5.000%	8/1/22	840	909
Maryland GO, Prere.	5.000%	8/1/22	350	379
Maryland GO, Prere.	5.000%	3/1/23	730	810
Maryland GO, Prere.	5.000%	3/1/23	1,200	1,332
Maryland GO, Prere.	5.000%	3/1/23	2,130	2,364
Maryland GO, Prere.	5.000%	8/1/23	115	130
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Johns Hopkins University Project), Prere.	5.000%	7/1/22	8,000	8,623
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,000	1,197
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	14,124
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	3,317
50

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	950	1,189
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/26	1,200	1,268
	Montgomery County MD GO	5.000%	7/1/21	245	253
	Montgomery County MD GO	5.000%	11/1/24	100	119
	Montgomery County MD GO	5.000%	11/1/25	1,080	1,281
	Montgomery County MD GO	5.000%	10/1/26	6,500	8,196
	Montgomery County MD GO	5.000%	11/1/26	4,690	5,926
	Montgomery County MD GO	5.000%	10/1/27	3,020	3,909
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	895
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	136
	Prince George's County MD GO	4.000%	7/15/30	5,170	6,322
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,816
	Prince George's County MD GO	3.000%	7/15/36	1,980	2,202
	Prince George's County MD GO	5.000%	7/15/36	1,725	2,190
					254,894
Massachusetts (4.9%)
	Belmont MA GO	5.000%	6/1/22	1,220	1,312
	Belmont MA GO	5.000%	6/1/23	1,090	1,224
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,272
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	75	88
	Commonwealth of Massachusetts GO	5.250%	8/1/21	75	78
[2]	Commonwealth of Massachusetts GO	5.250%	9/1/21	590	615
	Commonwealth of Massachusetts GO	5.000%	3/1/22	1,935	2,058
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,000	4,316
	Commonwealth of Massachusetts GO	5.000%	7/1/22	760	820
	Commonwealth of Massachusetts GO	5.000%	8/1/22	1,145	1,240
	Commonwealth of Massachusetts GO	5.000%	8/1/22	2,705	2,929
	Commonwealth of Massachusetts GO	5.250%	8/1/22	345	375
	Commonwealth of Massachusetts GO	5.000%	10/1/22	405	442
	Commonwealth of Massachusetts GO	5.000%	3/1/23	535	594
	Commonwealth of Massachusetts GO	5.000%	7/1/23	770	867
	Commonwealth of Massachusetts GO	5.000%	7/1/23	475	535
	Commonwealth of Massachusetts GO	5.000%	8/1/23	340	384
	Commonwealth of Massachusetts GO	5.250%	8/1/23	975	1,108
[2]	Commonwealth of Massachusetts GO	5.250%	9/1/23	165	188
	Commonwealth of Massachusetts GO	5.000%	7/1/24	5,840	6,843
	Commonwealth of Massachusetts GO	5.000%	8/1/24	3,920	4,608
[2]	Commonwealth of Massachusetts GO	5.250%	9/1/24	6,325	7,520
	Commonwealth of Massachusetts GO	5.000%	12/1/24	3,930	4,679
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,090
	Commonwealth of Massachusetts GO	5.000%	7/1/25	1,650	2,004
	Commonwealth of Massachusetts GO	5.000%	7/1/25	345	419
	Commonwealth of Massachusetts GO	5.000%	8/1/25	345	420
[2]	Commonwealth of Massachusetts GO	5.250%	9/1/25	605	746
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	288
	Commonwealth of Massachusetts GO	5.000%	10/1/25	1,720	2,107
	Commonwealth of Massachusetts GO	5.000%	7/1/26	1,845	2,309
	Commonwealth of Massachusetts GO	5.000%	10/1/26	535	674
	Commonwealth of Massachusetts GO	5.000%	7/1/27	885	1,135
	Commonwealth of Massachusetts GO	5.000%	7/1/27	10	12
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,025	1,314
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,295	4,225
	Commonwealth of Massachusetts GO	4.000%	10/1/27	225	226
51

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	3/1/28	10,000	13,000
	Commonwealth of Massachusetts GO	5.000%	7/1/28	95	118
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,310
	Commonwealth of Massachusetts GO	5.000%	7/1/29	485	599
	Commonwealth of Massachusetts GO	4.000%	11/1/29	110	118
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,500	1,672
	Commonwealth of Massachusetts GO	5.000%	7/1/30	505	605
[4]	Commonwealth of Massachusetts GO	5.500%	8/1/30	645	902
	Commonwealth of Massachusetts GO	4.000%	7/1/31	250	264
	Commonwealth of Massachusetts GO	5.000%	7/1/31	6,090	7,451
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,010	1,236
	Commonwealth of Massachusetts GO	5.000%	9/1/31	16,770	19,621
	Commonwealth of Massachusetts GO	4.000%	11/1/31	5,000	5,333
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,288
	Commonwealth of Massachusetts GO	5.000%	7/1/33	100	119
	Commonwealth of Massachusetts GO	4.000%	9/1/33	8,575	9,866
	Commonwealth of Massachusetts GO	5.000%	9/1/33	2,000	2,332
	Commonwealth of Massachusetts GO	5.000%	3/1/34	1,420	1,624
	Commonwealth of Massachusetts GO	5.000%	2/1/35	150	184
	Commonwealth of Massachusetts GO	5.000%	7/1/35	1,000	1,187
	Commonwealth of Massachusetts GO	4.000%	9/1/35	655	750
	Commonwealth of Massachusetts GO	3.375%	10/1/35	200	200
	Commonwealth of Massachusetts GO	5.000%	12/1/35	120	147
	Commonwealth of Massachusetts GO	5.000%	1/1/36	890	1,133
	Commonwealth of Massachusetts GO	5.000%	7/1/36	2,985	3,536
	Commonwealth of Massachusetts GO	4.000%	9/1/37	200	226
	Commonwealth of Massachusetts GO	4.000%	9/1/37	110	125
	Commonwealth of Massachusetts GO	5.000%	12/1/38	750	912
	Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	2,747
	Commonwealth of Massachusetts GO	4.000%	5/1/40	150	161
	Commonwealth of Massachusetts GO	5.000%	3/1/41	3,200	3,633
	Commonwealth of Massachusetts GO	3.000%	4/1/41	645	676
	Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	2,231
	Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,399
	Commonwealth of Massachusetts GO	2.500%	3/1/43	1,495	1,524
	Commonwealth of Massachusetts GO	4.000%	2/1/44	500	560
	Commonwealth of Massachusetts GO	3.000%	4/1/44	635	663
	Commonwealth of Massachusetts GO	5.000%	7/1/45	400	469
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	1,043
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	1,115
	Commonwealth of Massachusetts GO	5.000%	3/1/46	6,805	7,705
	Commonwealth of Massachusetts GO	4.000%	4/1/46	1,880	2,082
	Commonwealth of Massachusetts GO	5.000%	5/1/46	4,250	5,296
	Commonwealth of Massachusetts GO	3.000%	9/1/46	4,895	5,095
	Commonwealth of Massachusetts GO	5.250%	4/1/47	200	243
	Commonwealth of Massachusetts GO	5.000%	7/1/48	11,575	14,747
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	11,858
	Commonwealth of Massachusetts GO, Prere.	5.000%	4/1/21	100	102
	Commonwealth of Massachusetts GO, Prere.	5.000%	4/1/21	200	204
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	310	321
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	100	104
	Commonwealth of Massachusetts GO, Prere.	5.000%	10/1/21	150	157
	Commonwealth of Massachusetts GO, Prere.	4.000%	12/1/21	2,565	2,669
	Commonwealth of Massachusetts GO, Prere.	4.250%	12/1/21	1,540	1,606
	Commonwealth of Massachusetts GO, Prere.	5.000%	12/1/21	1,010	1,062
52

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	450	485
Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	1,585	1,710
Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	1,160	1,251
Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	4,000	4,315
Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	1,000	1,087
Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	300	328
Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	1,000	1,094
Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	205	224
Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/22	1,065	1,128
Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	118
Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	130
Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	315
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	185	231
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	2,076
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	820	994
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	300	329
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	5,150	6,423
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	150	162
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/21	2,745	2,836
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/22	160	173
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	165	201
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,070	1,299
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	2,750	3,604
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	120	166
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	5,185	7,166
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	90	70
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,000	1,106
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,895	3,368
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.050%	7/1/41	50	52
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	13,135	14,034
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,665	4,420
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,225	3,722
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,800	4,621
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	8,795	10,644
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	945	1,112
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/22	310	335
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	176
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,231
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	2,000	2,532
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	4,700	6,104
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	595
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,181
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	890
53

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/30	3,500	4,835
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	1,108
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,977
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	3,815	5,648
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,030	1,116
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	930	1,042
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/43	380	420
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	500	550
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	922
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,575	10,620
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	3,370
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,775	9,126
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	281
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,121
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	125	181
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	199
Massachusetts Port Authority Port, Airport & Marina Revenue (Conrac Project), Prere.	5.125%	7/1/21	12,880	13,295
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	115	119
Massachusetts School Building Authority Sales Tax Revenue	5.000%	10/15/21	420	439
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/23	2,455	2,662
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	3,605	3,906
Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,135	1,246
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,000	1,202
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	2,450	2,824
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	11,917
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	2,065	2,461
Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	520	589
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	2,435	2,932
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	10,990	12,947
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	10,000	10,633
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	5,000	6,370
Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	10	10
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	10/15/21	1,330	1,390
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.250%	10/15/21	3,575	3,746
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,500	1,627
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,270	1,377
54

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	6,525	7,076
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	775	840
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	590	639
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	25	27
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,850	3,091
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	290	314
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	2,375	2,655
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	1,000	1,055
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,885	3,504
[2]	Massachusetts Water Resources Authority Water Revenue	5.500%	8/1/21	875	909
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	280	346
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	113
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,000	3,664
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	245	280
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	2,180	2,655
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,250	2,734
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	6,103
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	500	566
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	10,085	12,175
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	1,000	1,036
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	120	124
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.250%	8/1/21	2,350	2,438
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	140	152
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	3,750	4,060
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.250%	7/1/36	1,310	1,345
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	4,740	5,553
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	190	235
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/22	295	323
					489,652
Michigan (1.5%)
[2,8]	Detroit City School District GO	5.250%	5/1/27	130	163
[2,8]	Detroit City School District GO	5.250%	5/1/30	3,220	4,277
[2,8]	Detroit City School District GO	5.250%	5/1/32	285	386
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	13,000	14,077
	Detroit MI Water Supply System Water Revenue, Prere.	5.250%	7/1/21	500	517
[2]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	896
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	155	191
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	92
55

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	620	751
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	1,775	2,077
	Holland MI Electric Power & Light Revenue	5.000%	7/1/27	250	257
	Holland MI Electric Power & Light Revenue	5.000%	7/1/33	780	803
	Holland MI Electric Power & Light Revenue	5.000%	7/1/39	3,170	3,264
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	981
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	810	911
	Lansing Board of Water & Light Water Revenue, Prere.	5.000%	7/1/21	975	1,006
	Lansing Board of Water & Light Water Revenue, Prere.	5.500%	7/1/21	3,000	3,105
	Michigan (Environmental Program) GO	4.000%	5/1/29	3,000	3,495
	Michigan Appropriations Revenue GAN	5.000%	3/15/22	815	864
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,585	6,171
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	445	511
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,100	1,309
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	910	1,117
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	595	749
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	2,910	3,336
	Michigan Finance Authority Lease Revenue	5.000%	4/1/21	250	254
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	1,500	1,827
	Michigan Finance Authority Lease Revenue	4.000%	11/1/50	3,000	3,360
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/21	4,000	4,124
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	493
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	620	716
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	132
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,764
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	250	297
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	890
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	250	293
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	818
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	904
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	250	269
[2]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	3,000	3,093
[2]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	1,645	1,845
[2]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	464
[2]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	1,000	1,156
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	985	1,150
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,250	1,363
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,450	11,903
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	70	86
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	2,570	3,153
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	645	788
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,510	3,023
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	500	595
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/21	1,400	1,430
56

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/22	620	663
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	335	373
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	100	121
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	75	85
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	500	599
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	3,080	3,649
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	110	129
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.375%	10/15/21	9,855	10,337
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.500%	10/15/21	4,460	4,683
	Michigan State University College & University Revenue	5.000%	8/15/38	3,230	3,579
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	2,128
	Michigan State University College & University Revenue	4.000%	2/15/44	3,970	4,534
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/31	315	329
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	15	18
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	5,000	5,881
	University of Michigan College & University Revenue	5.000%	4/1/23	200	223
	University of Michigan College & University Revenue	5.000%	4/1/36	1,360	1,633
	University of Michigan College & University Revenue	5.000%	4/1/40	1,000	1,191
[8]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,500	4,376
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,469
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	6,136
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,000	2,313
[2]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	345	371
	Wayne State University College & University Revenue	5.000%	11/15/43	20	24
					154,340
Minnesota (0.4%)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	500	564
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	720	848
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	140	173
	Minnesota Appropriations Revenue	5.000%	3/1/22	455	484
	Minnesota Appropriations Revenue	5.000%	3/1/27	845	896
	Minnesota Appropriations Revenue	5.000%	3/1/29	815	864
	Minnesota Appropriations Revenue	5.000%	6/1/32	2,120	2,351
	Minnesota Appropriations Revenue	5.000%	6/1/43	1,980	2,172
	Minnesota GO	5.000%	8/1/21	1,000	1,036
	Minnesota GO	5.000%	8/1/22	100	108
	Minnesota GO	5.000%	10/1/22	2,000	2,182
	Minnesota GO	5.000%	8/1/23	1,000	1,129
	Minnesota GO	4.000%	10/1/24	860	953
	Minnesota GO	5.000%	10/1/24	1,000	1,182
	Minnesota GO	5.000%	8/1/25	4,470	5,452
	Minnesota GO	4.000%	10/1/25	1,475	1,632
	Minnesota GO	5.000%	8/1/27	2,630	3,198
	Minnesota GO	5.000%	8/1/27	3,110	3,901
57

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota Public Facilities Authority Water Revenue	5.000%	3/1/23	1,155	1,282
Scott County MN GO	3.000%	12/1/36	1,645	1,791
State of Minnesota	5.000%	8/1/23	1,000	1,129
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	5,350	6,142
				39,469
Mississippi (0.2%)
Mississippi GO	5.000%	11/1/21	465	487
Mississippi GO	5.000%	10/1/26	3,295	3,999
Mississippi GO	5.000%	10/1/27	895	1,151
Mississippi GO	5.000%	10/1/28	1,305	1,661
Mississippi GO	5.000%	10/1/30	100	126
Mississippi GO	5.000%	10/1/34	115	143
Mississippi GO	4.000%	10/1/35	3,725	4,344
Mississippi GO	4.000%	10/1/36	1,265	1,468
Mississippi GO, Prere. (Capital Improvement Projects)	5.000%	10/1/21	1,355	1,414
				14,793
Missouri (0.4%)
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	300	341
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	500	568
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	5,160	6,288
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	415	483
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,675	1,794
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	50	56
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	195	235
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/21	1,800	1,842
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/21	1,000	1,024
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,125	2,276
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	420	469
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	8,894
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	10	12
Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	2,108
Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	2,100	2,290
Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	425	512
Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	130	147
St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	390	514
St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	165	220
University of Missouri College & University Revenue	5.000%	11/1/30	7,025	9,570
				39,643
Nebraska (0.5%)
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,535	1,601
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/21	150	152
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	925	1,131
Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	190
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	10,611
58

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	1,480	1,709
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	2,065	2,186
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	740	869
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	5,096
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	5,387
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,748
	Omaha School District GO	4.000%	12/15/31	6,100	7,242
	Omaha-Douglas Public Building Commission GO	3.000%	5/1/45	1,000	1,056
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	11,370
	West Haymarket Joint Public Agency GO, Prere.	5.000%	12/15/21	50	53
					54,401
Nevada (0.7%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	1,590	1,704
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,500	6,345
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	25	31
	Clark County NV GO	5.000%	11/1/21	225	235
	Clark County NV GO	5.000%	11/1/27	445	555
	Clark County NV GO	4.000%	6/1/31	565	664
	Clark County NV GO	4.000%	11/1/31	860	998
	Clark County NV GO	4.000%	11/1/32	990	1,144
	Clark County NV GO	3.000%	11/1/38	2,595	2,720
	Clark County NV GO	4.000%	7/1/44	5,050	5,602
	Clark County School District GO	5.000%	6/15/23	2,290	2,545
	Clark County School District GO	5.000%	6/15/23	215	239
	Clark County School District GO	5.000%	6/15/24	180	207
	Clark County School District GO	5.000%	6/15/25	1,860	2,213
	Clark County School District GO	5.000%	6/15/25	2,940	3,498
	Clark County School District GO	5.000%	6/15/26	100	120
	Clark County School District GO	5.000%	6/15/26	105	128
	Clark County School District GO	5.000%	6/15/27	1,290	1,538
	Clark County School District GO	5.000%	6/15/28	4,235	5,032
[2]	Clark County School District GO	3.000%	6/15/39	3,000	3,096
	Clark County Water Reclamation District GO	5.000%	7/1/23	325	366
	Henderson NV GO	4.000%	6/1/50	3,175	3,686
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	175	200
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	160	182
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	693
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	296
	Las Vegas Valley Water District GO	5.000%	6/1/37	9,520	10,125
	Las Vegas Valley Water District GO	5.000%	6/1/38	3,035	3,104
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,015	3,474
	Las Vegas Valley Water District GO	4.000%	6/1/42	645	667
	Las Vegas Valley Water District GO	5.000%	6/1/42	1,020	1,082
	Nevada GO	5.000%	3/1/22	325	345
	Nevada GO	5.000%	11/1/24	165	196
	Nevada GO	5.000%	11/1/26	1,005	1,210
59

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/20	1,010	1,014
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	205	253
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	205	256
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	560	694
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	365	457
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	765	950
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	116
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	200	243
					68,223
New Jersey (4.3%)
[2]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	755	674
[2]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	433
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/20	520	520
[2]	Garden State Preservation Trust Sales Tax Revenue	5.250%	11/1/21	710	743
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	700	739
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	119
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	1,000	1,161
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	500	578
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	766
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/21	365	370
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	1,000	1,026
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	2,145	2,174
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	100	105
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	725	765
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	200	213
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	1,590	1,732
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	885	970
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/23	420	426
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,510	1,633
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,283
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/24	250	254
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,945	3,175
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	260	294
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	100	111
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/25	470	477
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,300	1,397
60

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	4,295	4,676
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	3,835	4,299
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	565	626
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	1,225	1,311
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	910	989
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	265	292
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,030	3,411
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	5,215	6,290
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	600	639
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/29	475	505
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/29	5,000	5,594
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	5,260	6,140
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	2,625	2,785
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/30	140	146
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	6/15/31	890	984
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	510	553
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	115	125
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/32	2,635	2,928
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	1,074
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	1,425	1,581
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,285	1,407
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	1,500	1,731
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	375	410
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	190	207
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	390
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,125	1,223
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	205	221
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	820	906
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	2,000	2,141
61

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,789
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	202
New Jersey Economic Development Authority Appropriations Revenue, ETM	5.000%	3/1/21	145	147
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	3/1/21	300	305
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	3/1/21	105	107
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	150	163
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	53
New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	140	157
New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	1,570	1,761
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/20	2,110	2,110
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	4,310	4,488
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	575	622
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	295	327
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	575	627
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	985	1,123
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	1,860	2,141
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/27	175	188
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	3,710	4,088
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	2,075	2,301
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	500	561
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,000	1,154
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,713
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	687
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	50	46
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	1,335	1,408
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	310	327
New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	710	725
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	285	299
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	430	450
62

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Miscellaneous Revenue, ETM	5.000%	3/1/21	1,500	1,524
	New Jersey Economic Development Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	70	74
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/22	1,480	1,530
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	2,665	2,750
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	1,085	1,119
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/26	150	154
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/27	320	324
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/28	250	256
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	195	214
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,184
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	948
	New Jersey GO	5.000%	6/1/22	700	745
	New Jersey GO	5.000%	6/1/28	125	145
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/20	120	121
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/20	2,480	2,494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	1,000	1,023
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	50	52
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	875	920
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	800	872
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,085	1,188
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,280	1,405
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	100	109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	980	1,092
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	355	398
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	331
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	740	830
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	440	497
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	170	190
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,055	963
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	1,610	1,823
63

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	200	231
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	310	273
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,590	1,402
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/26	450	461
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,160	1,853
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,140	1,819
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	1,000	1,153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	3,320	3,880
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,270	1,056
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,098
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,780	2,066
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	2,990	2,383
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,516
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	2,995	2,358
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,110	1,308
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	589
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,825	2,101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,505	1,733
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	14,265	11,289
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,580	1,192
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	5,000	5,850
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,800	2,060
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,315
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	967
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	2,220	1,607
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	435	469
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	5,700	6,489
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	740	759
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,305	926
64

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,290	2,283
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	5,690	6,206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,265	8,011
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	7,355	5,194
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	4,000	4,598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	900	1,047
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	945	601
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,605	2,977
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,190	726
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,435	8,488
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	440	263
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,075	627
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,145	1,302
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/36	635	650
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	434
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	95
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	1,270	1,438
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	3,340	1,780
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	1,285	685
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,595	812
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	1,835	1,915
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,395
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,905	1,345
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/42	2,475	2,585
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	5,925	6,726
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	5,000	5,560
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	125	133
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	115	122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	250	274
65

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	580	614
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	630	679
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	1,400	1,472
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	525	563
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	509
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	465	499
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	120	122
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	1,440	1,510
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	910	954
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	12,925	13,735
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	1,260	1,342
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	2,330	2,440
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	860	926
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	140	153
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	385	395
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	400	430
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	445	478
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	54
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.000%	6/15/21	1,370	1,411
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	6/15/21	325	335
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.500%	6/15/21	9,105	9,404
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	6.000%	6/15/21	1,735	1,797
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,830	7,027
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,000	1,897
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,000	2,046
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	250	277
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	770
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,036
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	595	303
66

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,025	1,954
	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	5,000	5,476
[4,7]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	410	371
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/22	1,320	1,389
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	725	793
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/26	325	355
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,370	2,719
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	745	923
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	410	446
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	384
[2]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	385	486
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	4,710	5,116
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	665	761
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	2,705	2,936
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	610	697
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	900	1,095
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	825	940
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	314
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	500	621
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	880	1,001
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	300	346
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	180	216
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	1,455	1,651
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	124
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	480	575
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	460	521
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	465	534
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	500	607
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	2,610	2,948
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	530	607
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,065	1,265
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	659
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	200	214
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	4,695	5,641
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	1,216
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	10,245	12,213
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	1,620	1,789
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	520	549
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	6,195	7,019
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	15,345	16,966
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	1,000	1,196
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	965	1,018
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	385	406
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	100	108
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	485	523
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	875	944
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	6,510	7,022
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	150	162
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	175	189
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	960	1,036
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	50	54
	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (Newark Redevelopment Project)	5.000%	1/1/32	425	492
	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	2,000	1,915
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/20	70	70
67

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	88
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	10,824
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/20	60	60
					429,263
New Mexico (0.0%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	35	45
	New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	6/15/21	550	566
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	325	349
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/21	150	154
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/22	240	255
					1,369
New York (22.3%)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/22	695	736
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	885	1,074
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,630	4,373
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,565	3,070
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	700	829
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	650	766
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,404
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	574
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	233
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,735	6,670
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	694
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,055	3,510
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	3,250	3,485
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,171
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.250%	2/15/47	285	289
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.750%	2/15/47	6,725	6,823
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue , Prere.	5.750%	2/15/21	1,860	1,889
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue, Prere.	5.250%	2/15/21	15	15
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/22	160	158
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	103
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	185	199
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	290	259
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	2,081
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	420
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	1,005	1,072
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,100	1,320
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,295	1,370
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,610	2,973
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	210	245
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,705	3,220
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	7,025	7,234
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,000	3,012
[2]	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	5/1/21	600	614
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	5/1/21	2,025	2,074
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	640	696
68

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	495	538
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	550	612
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	433
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	115	137
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,121
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,387
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	183
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	441
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	1,605	1,853
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	978
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	950	1,076
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	420	452
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,220	2,382
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	495	530
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,140	1,533
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	695	737
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,000	654
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	200	200
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	1,075	1,076
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	255	259
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	500	508
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	1,290	1,311
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	260	264
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/22	535	551
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	225	232
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,135	2,200
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	940
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	60	63
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	240	251
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	7,975	8,213
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	950	1,004
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,350	2,419
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,030	4,148
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	913
[2]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,100	6,251
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,515	1,614
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,110
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	160	173
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	450	485
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	440	474
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,410	2,639
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	200	215
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	1,300	918
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	150	154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,340	2,547
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	170	180
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	250	265
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	110	113
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	7,180	7,366
69

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	15,000	15,389
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	275	299
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	560	600
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,225
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	275	291
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	105	112
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	3,620	2,212
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,000	1,008
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	615	619
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,235	1,317
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	3,135	1,824
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,230	2,525
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	1,828
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	720	757
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	5,195	5,218
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	945	991
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	275	243
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	840	843
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	501
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	625
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	2,000	2,003
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	100
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	185	190
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	150	154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	1,845	1,899
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	770	789
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	835	856
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	504
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	3,036
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	145	156
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	309
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	100	104
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	225	230
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	290	305
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,000	1,025
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	795	811
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	10	10
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	615	615
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	895	921
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	550	564
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	1,009
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	795	834
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	100	100
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,000	3,010
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	3,420	3,619
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	8,099
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	400	400
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	150	158
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	6,505
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	895	968
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,500	3,503
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,519
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	12,385	13,379
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	55	58
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	21,250	23,409
70

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	1,100	1,156
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,165	1,238
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	910	972
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	1,435	1,539
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	11,000	11,081
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	17,000	17,243
	Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	100	100
	Metropolitan Transportation Authority Transit Revenue Transit Revenue	5.000%	11/15/43	2,500	2,714
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/20	395	396
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/20	1,070	1,072
[2]	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	475	499
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	700	735
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	400	420
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	1,645	1,726
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	150	157
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	245	257
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	175	184
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	435	458
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	80	84
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	50	55
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	220	241
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	385	422
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	210	230
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	240	269
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	115	131
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	340	403
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	350	389
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	6,500	7,324
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	1,200	1,246
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	7,830	8,504
	Nassau County NY GO	5.000%	1/1/22	100	105
	Nassau County NY GO	5.000%	10/1/27	900	1,116
	Nassau County NY GO	5.000%	4/1/39	250	270
	Nassau County NY GO	5.000%	4/1/43	390	420
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	2,000	2,124
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	521
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,145	1,118
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	817
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	1,000	1,032
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,330	1,509
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,673
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	3,018
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	2,925
[7]	New York City Industrial Development Agency Miscellaneous Revenue PILOT	6.375%	1/1/39	2,495	2,506
71

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	150	70
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	1,775	2,251
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	800	1,005
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	1,640	2,045
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	255	303
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	125	155
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	3,100	3,654
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	882
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,070	2,510
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	265	299
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	4,908
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	2,270	2,777
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	2,130	2,407
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	9,120	10,650
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	699
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,139
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/21	100	103
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/21	15	16
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/25	160	165
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.250%	7/15/27	100	104
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	915	984
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	800	858
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	305	366
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	170	175
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	430	462
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	140	150
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,594
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	2,000	2,313
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	226
72

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,614
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	740	819
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	289
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	7,328
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,885	9,531
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	346
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	1,435	1,575
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	1,165	1,340
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,125	2,554
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,240	1,491
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,610	5,279
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	8,215	9,612
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	7/15/47	5,715	5,841
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,395	1,480
New York City Transitional Finance Authority Building Aid Miscellaneous Revenue	5.000%	7/15/36	100	103
New York City Transitional Finance Authority Building Aid Miscellaneous Revenue	5.000%	7/15/40	1,500	1,545
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/20	240	240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/20	475	475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	350	366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	415	434
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	2,205	2,308
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/22	470	476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	310	324
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	385	421
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	135	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	220	250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,970	2,242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	2,385	2,788
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	595	623
73

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	415	490
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	2,090	2,207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	140	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,960	2,351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	245	298
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	202
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	640	764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	555	645
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	125	149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	255	309
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	540	685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	2,325	2,562
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	120	139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,205	1,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,886
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	455	551
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,185	1,375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,860	5,286
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,200	4,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	435	540
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	350	389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,075	1,314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	225	283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	210	229
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,809
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	520	648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	788
74

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	210	252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,025	2,292
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	60	67
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	155	193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	300	348
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	834
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	825	986
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,720	2,844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	7,720	8,393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	210	253
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,240	5,238
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	3,024
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	150	174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	375	455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	1,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	905	946
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	100	109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	510	585
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	380	456
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,460	1,799
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	150	173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	110	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	400	400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	4,405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,500	2,776
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,930
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	395	456
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,230	2,690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	699
75

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	195	233
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	350	354
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	595	729
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,796
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	786
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	774
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	854
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,000	2,262
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	1,400	1,648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,500	4,264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,536
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	6,627
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	2,000	2,563
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,500	1,559
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,000	3,152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	425	513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,000	1,120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,600	1,872
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	3,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,259
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	2,000	2,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,475	4,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	2,000	2,552
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,615	1,911
76

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,065	6,099
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,185	2,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	1,840	2,278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	1,056
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	483
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,135	8,046
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	1,000	1,159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,660	4,939
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	1,810	2,234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	690	762
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	4,250	4,789
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	6,795	7,794
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,750	5,779
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	5,000	5,677
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	2,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,355	3,355
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	1,050	1,239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,085	17,902
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	2,225	2,699
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	4,241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	225	246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	5,600	6,180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,275	3,752
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	5,860	6,582
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	495	556
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,250	6,249
77

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	750	818
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	9,700	11,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	3,010	3,608
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,000	2,244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	2,500	2,573
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	10,219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/21	235	243
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/21	1,550	1,606
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, Prere.	5.500%	11/1/20	205	205
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	147
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	117
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	6,675	7,691
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	3,000	3,456
New York City Water & Sewer System Water Revenue	5.000%	6/15/26	25	26
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	145	184
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	485	558
New York City Water & Sewer System Water Revenue	5.250%	6/15/30	2,555	2,754
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,505	1,817
New York City Water & Sewer System Water Revenue	4.000%	6/15/34	210	231
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,180	1,264
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	840	937
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,370	1,647
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	1,230	1,370
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	680	758
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	6,080	6,970
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,520	4,223
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	5,130	5,871
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,185	1,356
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	650	793
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,510	4,201
New York City Water & Sewer System Water Revenue	5.250%	6/15/36	5,000	6,215
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	10	12
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	890	1,048
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,075	4,800
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,360	2,870
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	335	407
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	4,460	5,529
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	435	483
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	835	1,012
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	1,030	1,269
New York City Water & Sewer System Water Revenue	4.500%	6/15/39	2,345	2,643
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,755	4,276
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	4,120	4,832
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	470	551
78

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	825	968
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,650	1,961
	New York City Water & Sewer System Water Revenue	4.000%	6/15/40	5,020	5,779
	New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,470	1,744
	New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,930	2,433
	New York City Water & Sewer System Water Revenue	5.375%	6/15/40	1,610	1,620
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	9,050	10,382
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	7,515	8,737
	New York City Water & Sewer System Water Revenue	4.000%	6/15/42	2,375	2,736
	New York City Water & Sewer System Water Revenue	5.375%	6/15/43	3,955	3,979
	New York City Water & Sewer System Water Revenue	5.000%	6/15/44	115	130
	New York City Water & Sewer System Water Revenue	4.000%	6/15/45	190	197
	New York City Water & Sewer System Water Revenue	4.000%	6/15/45	1,000	1,039
	New York City Water & Sewer System Water Revenue	4.000%	6/15/45	20	22
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	155	175
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	380	406
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	2,495	2,613
	New York City Water & Sewer System Water Revenue	4.000%	6/15/46	2,235	2,428
	New York City Water & Sewer System Water Revenue	4.625%	6/15/46	3,000	3,262
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	6,910	7,650
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	200	235
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	645	750
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	14,205	15,468
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	290	321
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,365	2,672
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,210	2,626
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,795	3,093
	New York City Water & Sewer System Water Revenue	5.250%	6/15/47	330	406
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	1,750	2,082
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	20,000	25,019
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	50	60
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	885	990
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	5,250	5,940
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	8,485	9,659
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	2,000	2,277
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,500	1,807
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,735	2,127
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	2,500	3,094
	New York City Water & Sewer System Water Revenue	5.250%	6/15/49	2,950	3,618
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	820	845
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	1,500	1,872
	New York City Water & Sewer System Water Revenue, Prere.	5.375%	12/15/20	7,725	7,772
	New York City Water & Sewer System Water Revenue, Prere.	5.500%	12/15/20	1,425	1,434
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	1,000	1,030
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	910	937
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	225	232
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	12/15/21	440	463
	New York City Water & Sewer System Water Revenue, Prere.	5.250%	12/15/21	685	723
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/23	965	1,082
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	272
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	312
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	3,210	3,585
79

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	105
New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	8,545	8,887
New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.125%	11/15/44	3,505	3,652
New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	6,425	6,747
New York Liberty Development Corp. Port, Airport & Marina Revenue	5.000%	12/15/41	6,300	6,574
New York NY GO	5.000%	8/1/21	390	404
New York NY GO	5.000%	8/1/21	765	791
New York NY GO	5.000%	8/1/21	2,810	2,907
New York NY GO	5.000%	8/1/21	125	129
New York NY GO	5.000%	8/1/21	3,670	3,797
New York NY GO	5.000%	8/1/21	100	103
New York NY GO	5.000%	8/1/21	2,605	2,695
New York NY GO	5.000%	8/1/21	175	181
New York NY GO	5.000%	8/1/21	715	740
New York NY GO	5.000%	8/1/21	315	326
New York NY GO	5.000%	8/1/21	1,000	1,035
New York NY GO	4.000%	8/1/22	1,635	1,736
New York NY GO	5.000%	8/1/22	3,495	3,771
New York NY GO	5.000%	8/1/22	2,350	2,483
New York NY GO	5.000%	8/1/22	535	577
New York NY GO	5.000%	8/1/22	300	324
New York NY GO	5.000%	8/1/22	1,515	1,635
New York NY GO	5.000%	8/1/22	170	183
New York NY GO	5.000%	8/1/22	700	755
New York NY GO	5.000%	8/1/22	395	426
New York NY GO	5.000%	8/1/22	205	221
New York NY GO	5.000%	8/1/22	1,000	1,079
New York NY GO	5.000%	8/1/22	215	232
New York NY GO	5.000%	8/1/22	1,200	1,295
New York NY GO	5.000%	8/1/22	5,250	5,665
New York NY GO	5.000%	4/1/23	1,510	1,603
New York NY GO	5.000%	8/1/23	6,240	6,714
New York NY GO	5.000%	8/1/23	1,500	1,645
New York NY GO	5.000%	8/1/23	1,440	1,615
New York NY GO	5.000%	8/1/23	290	325
New York NY GO	5.000%	8/1/23	275	308
New York NY GO	5.000%	8/1/23	5,000	5,606
New York NY GO	5.000%	8/1/23	2,875	3,224
New York NY GO	5.000%	8/1/23	190	196
New York NY GO	5.000%	8/1/23	125	140
New York NY GO	5.000%	8/1/23	3,000	3,364
New York NY GO	5.000%	8/1/24	310	333
New York NY GO	5.000%	8/1/24	210	226
New York NY GO	5.000%	8/1/24	150	167
New York NY GO	5.000%	8/1/24	2,545	2,961
New York NY GO	5.000%	8/1/24	870	1,012
New York NY GO	5.000%	8/1/24	660	768
New York NY GO	5.000%	8/1/24	1,385	1,611
New York NY GO	5.000%	8/1/24	835	971
New York NY GO	5.000%	8/1/24	1,000	1,163
New York NY GO	5.000%	8/1/24	100	116
80

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/25	2,000	2,105
New York NY GO	5.000%	8/1/25	200	219
New York NY GO	5.000%	8/1/25	2,100	2,338
New York NY GO	5.000%	8/1/25	955	1,148
New York NY GO	5.000%	8/1/25	215	248
New York NY GO	5.000%	8/1/25	4,105	4,730
New York NY GO	5.000%	8/1/25	465	559
New York NY GO	5.000%	8/1/25	395	463
New York NY GO	5.000%	8/1/25	595	715
New York NY GO	5.000%	8/1/25	1,785	2,145
New York NY GO	5.000%	8/1/25	1,080	1,298
New York NY GO	5.000%	8/1/25	1,185	1,424
New York NY GO	5.000%	8/1/25	1,100	1,322
New York NY GO	5.000%	8/1/25	1,140	1,370
New York NY GO	5.000%	8/1/25	145	150
New York NY GO	5.000%	3/1/26	1,510	1,714
New York NY GO	5.000%	8/1/26	500	537
New York NY GO	5.000%	8/1/26	1,455	1,756
New York NY GO	5.000%	8/1/26	1,340	1,592
New York NY GO	5.000%	8/1/26	5,105	6,286
New York NY GO	5.000%	8/1/26	250	308
New York NY GO	5.000%	8/1/26	405	466
New York NY GO	5.000%	8/1/26	350	431
New York NY GO	5.000%	3/1/27	1,675	1,901
New York NY GO	5.000%	4/1/27	285	302
New York NY GO	5.000%	8/1/27	855	1,029
New York NY GO	5.000%	8/1/27	365	434
New York NY GO	5.000%	8/1/27	1,255	1,468
New York NY GO	5.000%	8/1/27	4,355	5,324
New York NY GO	5.000%	8/1/27	1,575	1,975
New York NY GO	5.000%	8/1/27	235	262
New York NY GO	5.000%	8/1/27	195	225
New York NY GO	5.000%	8/1/27	350	433
New York NY GO	5.000%	8/1/27	5,000	6,271
New York NY GO	5.000%	8/1/28	120	124
New York NY GO	5.000%	8/1/28	2,635	2,878
New York NY GO	5.000%	8/1/28	55	65
New York NY GO	5.000%	8/1/28	535	626
New York NY GO	5.000%	8/1/28	270	328
New York NY GO	5.000%	8/1/28	1,555	1,911
New York NY GO	5.000%	8/1/28	3,125	3,896
New York NY GO	5.000%	8/1/28	530	667
New York NY GO	5.000%	8/1/28	120	144
New York NY GO	5.000%	10/1/28	745	804
New York NY GO	5.000%	8/1/29	7,630	8,183
New York NY GO	5.000%	8/1/29	100	107
New York NY GO	5.000%	8/1/29	360	401
New York NY GO	5.000%	8/1/29	605	661
New York NY GO	5.000%	8/1/29	395	462
New York NY GO	5.000%	8/1/29	4,740	5,718
New York NY GO	5.000%	8/1/29	50	59
New York NY GO	5.000%	8/1/29	5,000	6,466
New York NY GO	5.000%	3/1/30	160	175
New York NY GO	5.000%	8/1/30	3,885	4,599
New York NY GO	5.000%	8/1/30	2,095	2,514
81

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/30	3,580	4,297
New York NY GO	5.000%	8/1/30	465	575
New York NY GO	5.000%	8/1/30	5,315	6,961
New York NY GO	5.000%	10/1/30	3,000	3,857
New York NY GO	5.000%	10/1/30	390	405
New York NY GO	5.000%	12/1/30	365	441
New York NY GO	5.000%	8/1/31	85	98
New York NY GO	5.000%	8/1/31	2,000	2,600
New York NY GO	5.000%	10/1/31	8,910	11,360
New York NY GO	5.250%	10/1/31	5,500	6,867
New York NY GO	5.000%	12/1/31	200	241
New York NY GO	5.000%	3/1/32	2,500	2,737
New York NY GO	4.000%	8/1/32	350	398
New York NY GO	5.000%	8/1/32	110	126
New York NY GO	5.000%	8/1/32	135	155
New York NY GO	5.000%	10/1/32	180	187
New York NY GO	5.000%	8/1/33	1,250	1,387
New York NY GO	4.000%	8/1/34	2,750	3,218
New York NY GO	5.000%	12/1/34	100	119
New York NY GO	5.000%	6/1/35	5,000	5,814
New York NY GO	5.000%	10/1/35	500	606
New York NY GO	5.000%	12/1/35	820	971
New York NY GO	5.000%	6/1/36	130	151
New York NY GO	4.000%	8/1/37	1,000	1,135
New York NY GO	4.000%	8/1/37	485	557
New York NY GO	5.000%	12/1/37	200	235
New York NY GO	4.750%	8/1/38	3,335	3,620
New York NY GO	5.000%	8/1/38	3,125	3,905
New York NY GO	5.000%	10/1/38	4,005	4,833
New York NY GO	4.000%	8/1/39	595	679
New York NY GO	5.000%	8/1/39	4,090	5,000
New York NY GO	4.000%	8/1/40	4,230	4,757
New York NY GO	4.000%	8/1/41	605	685
New York NY GO	3.000%	10/1/41	5,000	5,120
New York NY GO	5.000%	12/1/41	630	735
New York NY GO	4.000%	3/1/42	5,000	5,628
New York NY GO	4.000%	8/1/42	2,060	2,301
New York NY GO	5.000%	8/1/42	3,635	4,477
New York NY GO	5.000%	8/1/43	2,660	3,265
New York NY GO	4.000%	12/1/43	265	290
New York NY GO	3.500%	4/1/46	2,000	2,087
New York NY GO, ETM	5.000%	4/1/21	1,890	1,928
New York NY GO, Prere.	5.000%	8/1/21	70	73
New York NY GO, Prere.	5.000%	8/1/21	60	62
New York NY GO, Prere.	5.000%	8/1/21	1,125	1,165
New York NY GO, Prere.	5.000%	10/1/21	300	313
New York NY GO, Prere.	5.000%	10/1/21	5	5
New York NY GO, Prere.	5.000%	4/1/22	595	634
New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	3,000	3,451
New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	4,500	5,144
New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	3,000	3,405
New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	8,418
New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/21	160	164
New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	100	107
New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/23	65	69
82

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/24	135	144
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/27	770	816
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	665	704
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	865	996
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,000	6,829
[4]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	20	26
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	215	253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	599
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	889
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	115	135
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,681
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	734
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	655	723
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,985	2,295
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/41	5,625	5,726
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	115
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	250	283
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,615	2,492
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	3,925	6,102
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	218
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,566
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	500	525
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	125	129
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	1,400	1,445
	New York State Dormitory Authority College & University Revenue, Prere.	5.500%	7/1/21	415	429
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	600	648
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	800	901
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/20	875	880
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	580	588
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	190	193
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	1,540	1,561
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	1,230	1,251
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	760	773
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	475	483
83

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	1,000	1,017
New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/21	330	342
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/21	3,860	4,063
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	2,290	2,427
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	435	463
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	140	149
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	1,900	2,021
New York State Dormitory Authority Income Tax Revenue	4.000%	12/15/22	435	468
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	4,465	4,899
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	2,065	2,281
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	115	127
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	100	110
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	875	966
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	1,755	1,938
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	465	515
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	3,040	3,341
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	4,715	5,417
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	185	213
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	150	172
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	210	214
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	260	276
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	520	599
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	1,900	2,190
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	5,565	6,414
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	900	987
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	2,050	2,351
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	520	617
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	3,000	3,560
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,580	1,880
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	405	482
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	235	287
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	570	653
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,283
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	105	111
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	6,470
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	450	555
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	7,055	8,324
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	5,240	6,546
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/27	710	775
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,445	1,773
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	895	1,020
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,100	1,291
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,060	2,622
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,115	2,305
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	720	908
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	91
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	293
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	720
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,755	1,858
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,380	1,619
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/29	140	153
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	125	142
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,000	1,168
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	5,830	6,171
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	781
84

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	355	422
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,930	2,258
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	580	632
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,015	1,105
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	400	467
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	25	29
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,995	2,109
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	220	261
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,210	1,415
New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/31	820	892
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	2,150	2,500
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,215	3,928
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,000	5,556
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	420	478
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,340	1,587
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	3,525	4,093
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,590	1,851
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	3,015	3,608
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	1,000	1,128
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	6,201
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	40	51
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	215	218
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,440	1,700
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	775	900
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	2,000	2,411
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,908
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	6,583
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,273
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	427
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,263
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	696
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	1,105
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,256
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	255	288
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	6,212
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,480	1,843
New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/38	145	150
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	6,605	7,580
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,785
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,369
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	4,550	5,595
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,500	4,292
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,110	1,308
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	8,780	8,911
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,040	1,250
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	2,110	2,217
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	13,411
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,878
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	5,000	5,153
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	335	353
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	7,625
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	330	396
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	13,146
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,799
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	1,515	1,713
85

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	3,351
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	5	7
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	1,445	1,602
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	765	848
[4]	New York State Dormitory Authority Lease (Appropriation) Revenue	5.500%	5/15/22	1,810	1,953
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,035	2,198
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,000	1,160
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,100	1,328
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	1,500	1,621
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	1,500	1,611
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,535	3,063
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,188
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	5,230	5,320
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	3,195	3,399
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	6,140	6,532
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	920	1,020
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	715	795
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	4,935	5,687
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	225	268
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	45	52
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	1,135	1,298
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	620	739
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	100	121
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	455	520
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	820	990
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	910	1,132
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	160	190
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	485	554
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	375	451
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	455	563
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,000	1,246
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,615	2,055
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	45	54
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,095	4,665
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	350	417
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,000	2,454
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,240	2,772
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,460	1,663
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	295	351
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,955	2,389
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,580	3,177
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,000	2,508
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,985	3,396
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	415	492
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,510
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	185	218
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	555	673
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	805	913
86

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	280	330
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,450	1,754
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	717
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	7,056
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,975	2,378
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	10,483
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,201
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,219
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,575	1,887
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	265	323
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	320	379
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	6,058
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	2,910	3,230
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	3,120	3,491
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	740	887
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	2,230	2,462
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/22	5	5
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,080	1,201
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,055	1,173
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,420	1,579
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	600	667
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	140	156
	New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/41	425	434
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	325	333
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	125	139
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	3,025	3,662
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	1,220	1,501
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	1,055
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/21	140	143
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/22	520	555
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/31	500	509
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	350	383
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	75	79
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	584
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,295	1,466
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,260	1,473
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	375	437
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,580	1,836
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	1,775	2,061
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	155	180
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	2,000	2,518
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	4,295	4,918
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	2,500	2,851
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	865	1,001
	New York State Thruway Authority Highway Revenue	4.125%	1/1/42	390	399
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	445	511
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	1,000	1,120
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	5,106
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	5,000	5,543
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,754
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	515	589
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,500	2,548
87

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	11,058
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,500	2,790
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	734
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	2,395	2,751
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	400	422
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/23	1,500	1,526
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/25	120	122
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	3,895	4,046
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/30	190	197
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	250	260
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	2,030	2,065
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	220	224
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	3,400	3,459
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	1,620	1,723
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	730	777
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	2,585	2,750
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	3,500	3,723
	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/23	3,795	4,251
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	360	398
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	465	536
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,125	2,449
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,350	3,702
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,650	2,928
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	545	650
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	320	354
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	495	590
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,235	1,493
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	2,500	3,069
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,345	1,688
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	121
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	4,815	5,873
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	111
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	7,695	8,503
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	385	464
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	2,095	2,554
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	145	181
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,130	5,667
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	210	240
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	1,137
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	965	1,066
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	170	188
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	160
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	731
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	1,010	1,249
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,850	3,146
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	115	117
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	200	228
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,000	5,270
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,802
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	452
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	955	1,146
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,600	3,969
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	579
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	710	850
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	211
88

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	705	801
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	1,034
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	200
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	313
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	145	179
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	601
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	5,650
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	5,600	6,370
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,408
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,692
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	2,410	2,628
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,500	1,691
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	1,010	1,115
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	7,500	7,603
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	10,500	11,787
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	19,300	21,665
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	1,295	1,314
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/21	5,000	5,086
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	10	13
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	7,000	7,911
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,000	2,250
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	2,616
Oyster Bay NY GO	2.000%	11/1/21	835	846
Oyster Bay NY GO	4.000%	11/1/22	820	874
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/20	485	487
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/21	395	414
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/23	100	114
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	350	415
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	290	327
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	410	491
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	200	210
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	5	6
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	265	315
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	30	35
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	11,100	12,425
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	370	435
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	284
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	40	41
89

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	405	474
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	119
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	4,010	4,691
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	160	187
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,705	4,276
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,825
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	70	79
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,300	3,790
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,055	1,196
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	5,313
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,100	5,840
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/41	2,080	2,097
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	3,785	4,379
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,895	6,994
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	428
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	1,010	1,115
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	120	133
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	420	478
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,695
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	5,020	5,922
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	1,055	1,253
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	1,875	2,071
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	11,800
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	2,390	2,819
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	1,150	1,355
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	9,925	11,846
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	228
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/21	420	439
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/22	895	978
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/24	1,000	1,185
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/26	980	1,152
90

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/27	945	1,108
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/28	730	856
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/29	7,095	8,313
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/30	1,675	1,962
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/31	2,440	2,857
Sales Tax Asset Receivable Corp. Sales Tax Revenue	4.000%	10/15/32	3,500	3,932
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	210	225
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/20	185	185
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/21	375	389
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/21	165	173
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/21	295	309
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	1,040	1,133
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	110	120
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	635	719
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	255	283
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	535	606
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	390	425
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	415	487
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	240	281
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	500	554
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,370	1,515
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,250	1,510
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	175	211
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	1,840	2,031
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	260	283
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	265	293
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	315	404
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	335	429
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	185	204
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	630	520
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	395	488
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,575	2,062
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	755	928
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,267
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,532
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,350
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,065	1,550
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	516
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	575	695
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	395	476
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,100	1,303
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,234
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	3,590	4,278
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,400	1,541
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	880	1,046
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	1,390	1,601
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,900	2,198
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	2,130	2,508
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	1,000	1,190
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,580
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	3,231
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	90	103
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	2,015	2,228
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,960	3,463
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	9,216
91

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	9,750	10,987
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	150	158
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	1,345	1,420
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	1,900	2,005
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.250%	1/1/22	100	106
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	4,580	5,036
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	295	331
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	50	58
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,105	1,311
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	165	199
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	220	270
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	10	12
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	35	43
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	114
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	9,600	10,941
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	15	18
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	410	467
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	360	438
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	8,735	10,597
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	655	745
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	105	127
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	375	459
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	525	596
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	1,985	2,405
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	1,180	1,428
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,290	6,388
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	6,502
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,658
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	10,800	12,176
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	3,360	4,142
				2,224,970
92

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Carolina (1.0%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,250	1,331
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/47	160	187
Charlotte NC COP	3.000%	6/1/22	200	200
Charlotte NC COP	4.000%	6/1/49	2,750	3,119
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/21	400	413
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,861
Forsyth County NC GO	3.000%	4/1/29	4,535	5,312
Mecklenburg County NC GO	5.000%	4/1/21	1,205	1,229
Mecklenburg County NC GO	5.000%	12/1/21	1,320	1,388
Mecklenburg County NC GO	5.000%	12/1/26	1,780	2,258
Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	1,080	1,193
North Carolina Appropriations Revenue	5.000%	5/1/21	2,375	2,431
North Carolina Appropriations Revenue	5.000%	5/1/22	560	600
North Carolina Appropriations Revenue	5.000%	6/1/23	2,265	2,539
North Carolina Appropriations Revenue	5.000%	5/1/25	5,165	5,999
North Carolina Appropriations Revenue	5.000%	5/1/25	1,065	1,282
North Carolina Appropriations Revenue	5.000%	6/1/25	330	398
North Carolina Appropriations Revenue	5.000%	5/1/27	740	943
North Carolina Appropriations Revenue	5.000%	5/1/30	15	19
North Carolina Appropriations Revenue	4.000%	5/1/33	80	96
North Carolina Appropriations Revenue	4.000%	5/1/34	40	48
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,326
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,225	1,499
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	2,830	3,462
North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, ETM	5.000%	1/1/21	300	302
North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, ETM	6.000%	1/1/22	792	845
North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	6.000%	1/1/22	205	219
North Carolina GO	4.000%	5/1/21	970	988
North Carolina GO	5.000%	5/1/21	1,450	1,484
North Carolina GO	5.000%	5/1/22	500	536
North Carolina GO	5.000%	6/1/22	225	242
North Carolina GO	5.000%	6/1/24	1,775	2,075
North Carolina GO	5.000%	6/1/24	10,000	11,692
North Carolina GO	5.000%	6/1/25	1,845	2,240
North Carolina GO	5.000%	6/1/26	3,250	4,071
North Carolina GO	5.000%	6/1/28	5,000	6,597
North Carolina GO	2.125%	6/1/36	1,180	1,216
North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	2,115	2,341
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	165	190
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	5,165	6,187
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	385	459
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	100	118
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	1,990	2,579
North Carolina Miscellaneous Revenue	5.000%	11/1/20	580	580
North Carolina Miscellaneous Revenue, Prere.	5.000%	5/1/21	140	143
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	235	266
93

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	120	143
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	245	291
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	10	12
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	11,000	5,343
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,788
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	222
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	4,200	4,979
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	705	859
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	200	222
	Raleigh NC Combined Enterprise System Water Revenue, Prere.	5.000%	3/1/21	265	269
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,424
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,300	1,492
	Wake County NC GO	5.000%	3/1/21	600	609
	Wake County NC GO	5.000%	3/1/23	335	372
					103,528
Ohio (1.6%)
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,800
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	308
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,310	2,628
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	1,490	1,564
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,571
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.375%	2/15/44	170	176
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	70	74
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	6
	American Municipal Power Inc. Electric Power & Light Revenue, Prere.	5.250%	2/15/22	1,720	1,830
	Athens City School District GO	3.250%	12/1/48	2,775	2,987
[1]	Berea City School District GO	4.000%	12/1/53	250	270
	Brunswick City School District GO, Prere.	5.250%	6/1/23	500	564
	Brunswick City School District GO, Prere.	5.250%	6/1/23	640	722
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	7,790	8,514
	Cincinnati City School District GO	5.250%	12/1/31	200	283
	Cleveland Heights & University Heights City School District GO	4.500%	12/1/47	1,870	1,984
[2]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	355	371
[2]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	2,040	2,310
	Cleveland OH Airport System Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	200	211
	Cleveland State University College & University Revenue	5.000%	6/1/30	3,000	3,127
	Cleveland State University College & University Revenue	5.000%	6/1/37	295	306
	Columbus OH GO	4.000%	4/1/31	4,000	4,685
	Columbus OH GO, Prere.	5.000%	7/1/23	1,250	1,407
	Columbus OH Sewer Revenue	5.000%	6/1/27	205	243
	Columbus OH Sewer Revenue	5.000%	6/1/32	1,500	1,849
	Columbus OH Sewer Revenue, Prere.	5.000%	12/1/24	5,405	6,417
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	455	528
94

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	570
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	3,219
	Cuyahoga Community College District College & University Revenue	5.000%	8/1/28	275	296
	Cuyahoga County OH Miscellaneous Revenue	5.250%	12/1/25	225	226
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	2,343
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	200	242
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	464
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/38	260	292
	North Canton City School District GO	3.000%	11/1/56	2,500	2,578
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	1,990	2,157
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/49	10,000	10,883
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	600	671
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	1,065	1,191
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	300	356
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	6,890	8,181
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,562
	Ohio GO	5.000%	9/15/21	650	677
	Ohio GO	5.000%	12/15/23	1,550	1,778
	Ohio GO	5.000%	9/15/24	645	761
	Ohio GO	5.000%	9/15/24	2,500	2,950
	Ohio GO	5.000%	9/1/25	355	433
	Ohio GO	5.000%	5/1/27	160	204
	Ohio GO	5.000%	5/1/30	2,190	2,622
	Ohio GO	5.000%	3/15/33	1,535	1,756
	Ohio GO	5.000%	5/1/34	3,000	3,550
	Ohio GO	5.000%	3/15/37	1,635	1,865
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,020	1,255
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	330
	Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,231
	Ohio State University College & University Revenue	5.000%	12/1/29	5,000	6,691
	Ohio State University College & University Revenue	5.000%	12/1/39	645	742
	Ohio State University College & University Revenue	4.000%	6/1/43	3,000	3,192
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/30	275	301
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	439
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	33
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,155	744
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	105	114
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	102
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	341
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	323
[3]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	155	188
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	5,625	6,223
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	1,395	1,543
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	770	970
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/31	3,915	4,804
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	135	163
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	6,095	8,094
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	2,420	3,253
95

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Perry Local School District GO	3.000%	11/1/55	6,550	6,776
	Revere Local School District GO, Prere.	5.000%	6/1/22	265	285
	South-Western City School District GO, Prere.	4.000%	6/1/22	220	233
[1]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	3,044
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/23	800	915
[1]	Warrensville Heights City School District GO	5.000%	12/1/44	1,775	2,024
	Wickliffe City School District GO	3.125%	12/1/43	775	823
	Wickliffe City School District GO	3.250%	12/1/56	1,300	1,350
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	1,072
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	363
	Winton Woods City School District GO, Prere.	5.000%	5/1/22	500	536
					159,059
Oklahoma (0.4%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	755	925
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	1,118
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,640	8,155
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	265	324
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,170	2,641
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	680	772
[6]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/45	11,075	12,816
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,491
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/47	200	231
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	445
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/22	250	252
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	3,000	3,025
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	155	200
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	500	561
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	500	585
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	1,615	1,774
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	5,220	5,807
					41,122
Oregon (0.7%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	2,265	2,804
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	263
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	422
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	256
	Multnomah County OR GO	4.000%	6/1/27	2,105	2,217
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	1,500	1,684
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	120	143
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	120	147
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/23	8,625	9,851
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	6,345	7,534
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,450	2,909
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	825	980
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	5,236
96

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon GO	5.000%	12/1/23	500	573
	Oregon GO	5.000%	8/1/29	2,290	2,922
	Oregon State Lottery Revenue	5.000%	4/1/25	1,175	1,357
	Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,639
	Oregon State Lottery Revenue	5.000%	4/1/28	160	191
	Oregon State Lottery Revenue	5.250%	4/1/31	1,040	1,060
	Oregon State Lottery Revenue	5.000%	4/1/36	2,400	2,956
	Oregon State University College & University Revenue	5.000%	4/1/45	1,000	1,131
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/43	4,000	4,864
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,401
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/21	620	637
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,105	1,469
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,763
	Seaside School District No. 10 GO	0.000%	6/15/37	500	285
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,234
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,571
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,210	10,766
	Washington County OR GO	3.000%	7/1/34	1,055	1,161
					73,426
Pennsylvania (4.1%)
	Allegheny County PA GO	5.000%	11/1/27	1,180	1,482
	Allegheny County PA GO	5.000%	11/1/28	1,845	2,301
	Allegheny County PA GO	5.000%	11/1/29	160	199
	Allegheny County PA GO	5.000%	11/1/41	430	521
	Allegheny County PA GO, Prere.	5.000%	12/1/22	290	318
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/20	1,145	1,149
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/22	895	982
[2]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/40	180	181
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,227
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	1,124
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	335	352
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	150	156
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	468
[2]	Coatesville School District GO	5.000%	8/1/23	285	318
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	116
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,485	1,596
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	100	107
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	508
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	2,000	2,383
	Commonwealth of Pennsylvania GO	5.000%	1/15/21	2,400	2,423
	Commonwealth of Pennsylvania GO	5.000%	3/15/21	4,000	4,069
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	275	284
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	500	516
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	380	392
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	3,000	3,122
	Commonwealth of Pennsylvania GO	5.000%	10/15/21	390	407
	Commonwealth of Pennsylvania GO	5.000%	1/15/22	2,000	2,113
97

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	3/15/22	1,005	1,070
	Commonwealth of Pennsylvania GO	5.000%	4/1/22	440	469
	Commonwealth of Pennsylvania GO	5.000%	6/1/22	300	322
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	100	108
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	3,635	3,916
	Commonwealth of Pennsylvania GO	5.000%	9/15/22	1,000	1,087
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	3,425	3,791
	Commonwealth of Pennsylvania GO	5.000%	3/15/23	525	582
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	295	323
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	3,060	3,505
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	145	167
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	225	262
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	350	408
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	1,090	1,276
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	11,660	13,699
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,000	1,189
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	5,860	7,113
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	2,239
[2]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,250	1,525
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,000	6,084
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	2,000	2,451
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	970	1,166
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,330	2,903
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,435	1,790
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	2,900	3,638
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,380
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	660	783
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,000	6,354
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	100	124
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	100	124
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	2,000	2,494
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,000	6,476
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	100	110
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,405	1,665
	Commonwealth of Pennsylvania GO	4.000%	6/1/29	1,250	1,313
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	865	1,069
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	4,095
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	3,665	4,319
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	5,000	5,874
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	434
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	430	485
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	7,835	9,171
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	100	109
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,200	5,796
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	735	841
[2]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	120	129
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	2,000	2,323
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	4,500	5,208
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	2,000	2,165
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	1,205	1,264
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	390	409
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	1,545	1,621
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,185	3,423
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	500	537
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	2,110	2,268
98

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	1,400	1,505
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,500	1,670
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	250	278
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	770	857
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	10,865	12,099
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	100	117
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,600	1,870
	Delaware River Port Authority Highway Revenue	5.000%	1/1/21	2,000	2,014
	Delaware River Port Authority Highway Revenue	4.500%	1/1/32	270	294
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	112
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	195	208
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	4,275	6,004
[4]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	2,050	2,652
	Haverford Township PA GO	4.000%	6/1/30	430	503
	Lehigh County Authority Water Revenue	5.000%	12/1/43	190	211
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	205	234
[2]	Luzerne County PA GO	5.000%	11/15/29	10	12
	Marple Newtown School District GO	3.000%	6/1/44	2,250	2,377
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	422
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	1,000	1,160
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,000	1,151
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	1,061
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	272
	Pennsylvania Economic Development Financing Authority Parking Auto Parking Revenue	6.000%	7/1/53	140	157
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/32	2,000	2,271
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	133
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	9/1/45	200	212
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	2,295	2,564
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	5/1/21	1,025	1,049
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	5/1/21	1,105	1,131
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.125%	5/1/21	110	113
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.125%	5/1/21	1,055	1,081
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	270	288
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,830	2,216
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/38	230	140
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	500	599
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	3,605	4,435
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	130	149
99

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,416
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	363
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	170	204
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,232
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	250	287
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,265	4,243
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,204
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	150	165
[2]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,075	1,362
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	3,100	3,530
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,359
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,473
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	145	177
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,740	3,341
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	340	374
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	670	790
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,141
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	1,865	2,403
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	1,130	1,235
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	1,500	1,739
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	3,265	3,680
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,969
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,195	4,966
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,695	1,968
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,375
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	100	117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	5,900	6,870
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	2,345
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	250	273
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,000	1,212
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	280	313
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	830	929
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	240	271
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,132
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	290	329
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	525	605
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	100	115
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	500	569
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	795	921
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	7,749
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,025	4,752
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	2,905	3,191
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	7,899
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	2,300	2,828
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/20	300	301
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.350%	12/1/20	360	361
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.350%	12/1/20	20	20
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.350%	12/1/20	20	20
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.350%	12/1/20	15	15
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.450%	12/1/20	965	969
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.750%	12/1/20	575	577
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.750%	12/1/20	55	55
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.750%	12/1/20	100	100
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	6.000%	12/1/20	90	90
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	6.000%	12/1/20	115	116
100

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	6.000%	12/1/20	2,410	2,421
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	6.500%	12/1/20	285	286
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	225	236
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	3,405	3,739
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,045	1,147
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	8,075	8,857
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	11,190	12,804
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/23	50	57
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	100	106
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	970
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	878
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	297
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	85	93
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/40	1,385	1,386
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,235	1,460
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	1,500	1,760
	Philadelphia PA GO	5.000%	8/1/26	5,225	6,411
[2]	Philadelphia PA GO	5.000%	8/1/30	500	621
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,705
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/40	1,200	1,357
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/43	1,000	1,219
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,246
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,914
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	1/1/21	3,870	3,900
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	1/1/21	1,250	1,260
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.125%	1/1/22	70	74
	Philadelphia School District GO	5.000%	9/1/24	1,045	1,210
	Philadelphia School District GO	5.000%	9/1/25	555	660
	Philadelphia School District GO	5.000%	6/1/27	195	244
[2]	Philadelphia School District GO	4.000%	9/1/43	1,060	1,209
	Philadelphia School District GO	5.000%	9/1/44	2,535	3,061
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	2,420	2,845
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,470
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,760	2,262
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	350	425
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	5	6
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	390	468
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	8,580
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,000	5,887
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	535	626
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	375	424
[1]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	1,200	1,340
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	614
					410,456
101

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rhode Island (0.2%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/21	2,070	2,127
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	175	195
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	505	585
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	50	61
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	570	694
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/43	10,000	11,114
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	100	116
					14,892
South Carolina (0.9%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/24	235	267
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	2,205	2,505
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	4.000%	12/1/28	1,480	1,619
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	1,195	1,365
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	780	891
	Charleston SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	1/1/21	110	111
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/36	4,495	4,987
	Horry County SC School District GO	5.000%	3/1/21	270	274
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	300	302
	South Carolina Association of Governmental Organizations	2.000%	3/1/21	13,532	13,610
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	1/1/32	185	185
[6]	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/42	2,000	2,260
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	30	34
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	70	82
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	15	18
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	245	285
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	10	11
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/29	35	41
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/30	25	29
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	535	615
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/34	10	11
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	280	317
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	50	53
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	1,775	1,991
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	110	115
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	620	651
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	5	5
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	20	23
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	25	30
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	95	115
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	40	48
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	65	76
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	45	48
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/32	115	128
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	390	440
102

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	369
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	450	533
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	312
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	560	662
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	265	317
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	80	84
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	90	106
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	640	752
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	595	698
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	677
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	380	419
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	1,070	1,180
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	265	292
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	1,170	1,288
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	220	234
	South Carolina Public Service Authority Nuclear Revenue	3.750%	12/1/48	55	55
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	5,520	6,036
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	9,785	10,820
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	9,310	10,518
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/53	1,880	2,086
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	1,350	1,515
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	1,825	2,058
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	1,060	1,222
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	630	678
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	365	424
[2]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	15	17
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	90	94
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/29	20	21
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/30	150	160
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/32	45	48
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/43	9,265	9,753
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	4.375%	12/1/33	80	83
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	3,620	3,777
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	25	26
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	220	257
[2]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,458
					92,571
Tennessee (0.4%)
	Memphis & Shelby County Port Commission Port, Airport & Marina Revenue	5.000%	4/1/35	500	507
[2]	Memphis Center City Finance Corp. Sales Tax Revenue, Prere.	5.250%	11/1/21	770	808
	Memphis TN GO	5.000%	4/1/26	7,275	8,713
	Memphis TN GO	4.000%	6/1/32	1,340	1,549
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	500	557
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/22	785	847
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	580
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	110	131
103

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,275	2,810
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	790	983
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	1,430	1,667
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	3,568
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	750	872
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	8,840	10,537
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	410	452
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,500	2,982
	Shelby County TN GO	5.000%	3/1/24	690	798
	Tennessee GO	5.000%	8/1/21	5,365	5,556
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/40	170	202
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/43	480	517
					44,636
Texas (10.2%)
	Alamo Community College District GO	4.500%	8/15/33	25	25
	Alamo Heights Independent School District GO	4.000%	2/1/30	330	388
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/46	310	359
	Aldine Independent School District GO	5.000%	2/15/22	1,250	1,326
	Alief Independent School District GO	4.000%	2/15/30	2,480	2,889
	Alief Independent School District GO	4.000%	2/15/31	2,580	2,989
	Alvin TX Independent School District GO	4.000%	2/15/29	3,415	3,785
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	405
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,000	1,115
	Austin Independent School District GO	5.000%	8/1/21	4,810	4,980
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	315	341
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	611
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	200	208
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	105	113
	Bexar County TX GO	5.000%	6/15/43	2,415	2,910
	Bexar County TX GO, Prere.	5.000%	6/15/23	1,460	1,640
	Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,753
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	170	188
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/40	300	338
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	100	112
[6]	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	6,043
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	730	824
[6]	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,000	5,515
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	6.000%	1/1/21	205	207
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	6.250%	1/1/21	275	278
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,125	1,237
[4]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	95	94
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,000	2,283
104

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,622
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,828
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	9,290	10,502
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	725	390
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	3,630	1,864
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	4,625	5,229
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	780	877
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	6,372
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,400	7,143
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	1,033	1,120
	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,967
	Collin County Community College District GO	5.000%	8/15/24	1,500	1,765
	Collin County Community College District GO	5.000%	8/15/33	1,075	1,402
	Colorado River Municipal Water District Water Revenue, Prere.	5.000%	1/1/21	160	161
	Comal Independent School District GO	4.000%	2/1/39	3,585	3,925
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	350	419
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	568
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	725	887
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	2,375	2,810
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,500	1,698
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/28	5,500	7,212
[4]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	280	380
[4]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	373
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36	3,060	3,688
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	4,245	5,079
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	6,265	7,451
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/48	1,305	1,551
	Dallas County Community College District GO	4.000%	2/15/28	730	865
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	125
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	530	676
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	370	370
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/25	230	240
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	3,000	3,000
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	120	120
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	457
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	925	925
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	235	263
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	275	275
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,000	2,585
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	1,625	1,809
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/34	1,730	1,730
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/35	170	170
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/35	5,830	5,830
105

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	290	310
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	215	235
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/45	10,545	10,942
Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/20	395	395
Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/20	9,800	9,800
Dallas Independent School District GO	5.000%	2/15/23	2,050	2,271
Dallas Independent School District GO	4.000%	8/15/24	1,435	1,529
Dallas Independent School District GO	5.000%	8/15/24	525	618
Dallas Independent School District GO	5.000%	8/15/28	1,075	1,257
Dallas Independent School District GO	4.000%	2/15/29	5,050	5,760
Dallas Independent School District GO	5.000%	8/15/29	175	189
Dallas Independent School District GO PUT	5.000%	2/15/22	380	403
Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	385	408
Dallas TX GO	5.000%	2/15/23	3,270	3,611
Dallas TX GO	5.000%	2/15/27	1,840	2,094
Dallas TX GO	5.000%	2/15/28	2,200	2,503
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/23	515	585
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	1,605	1,892
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	1,850	2,239
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	590	729
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	710	873
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	269
Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/21	105	110
Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	545	594
Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	50	55
Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.125%	11/1/25	45	51
Denton Independent School District GO	5.000%	8/15/48	2,565	3,150
Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/24	1,155	1,333
El Paso Independent School District GO	4.000%	8/15/48	5,000	5,887
El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	787
Fort Bend County TX GO	5.000%	3/1/28	2,375	2,829
Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	8,088
Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/32	70	74
Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/37	580	614
Fort Bend Grand Parkway Toll Road Authority Highway Revenue	4.000%	3/1/46	585	603
Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,000	2,016
Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	848
Frisco Independent School District GO	5.000%	8/15/36	1,265	1,612
Granbury Independent School District GO	5.000%	8/1/23	1,000	1,124
Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	5,440	6,678
Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	3,000	3,439
Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	2,000	2,038
Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	26,170	29,749
Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	16,650	19,047
Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	7,515	8,640
Hallsville TX Independent School District GO	5.000%	2/15/22	4,335	4,600
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,151
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	858
106

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	455
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	425
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	2,500	2,951
	Harris County TX GO	5.000%	10/1/23	280	281
	Harris County TX GO	5.000%	10/1/24	280	305
	Harris County TX GO	5.000%	10/1/24	545	593
	Harris County TX GO	5.000%	10/1/26	870	1,061
	Harris County TX GO	5.000%	10/1/27	2,605	3,176
	Harris County TX GO	5.000%	10/1/28	805	977
	Harris County TX Highway Revenue	5.000%	8/15/22	670	725
	Harris County TX Highway Revenue	5.000%	8/15/23	515	580
	Harris County TX Highway Revenue	5.000%	8/15/24	1,425	1,668
	Harris County TX Highway Revenue	5.000%	8/15/28	545	674
	Harris County TX Highway Revenue	5.000%	8/15/29	850	914
	Harris County TX Highway Revenue	5.000%	8/15/30	150	161
	Harris County TX Highway Revenue	5.000%	8/15/30	345	425
	Harris County TX Highway Revenue	5.000%	8/15/36	1,075	1,298
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	708
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	175	197
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	205	219
	Hidalgo County TX GO	4.000%	8/15/43	3,895	4,426
	Houston Community College System GO	5.000%	2/15/33	430	471
	Houston Community College System GO	5.000%	2/15/34	1,130	1,236
	Houston Community College System GO	5.000%	2/15/43	5,815	6,322
	Houston Independent School District GO	5.000%	2/15/21	260	264
	Houston Independent School District GO	5.000%	2/15/21	100	101
	Houston Independent School District GO	5.000%	2/15/23	1,020	1,129
	Houston Independent School District GO	5.000%	2/15/24	3,570	4,114
	Houston Independent School District GO	5.000%	2/15/25	2,675	3,201
	Houston Independent School District GO	5.000%	2/15/26	1,740	2,151
	Houston Independent School District GO	5.000%	2/15/27	150	184
	Houston Independent School District GO	5.000%	2/15/29	195	238
	Houston Independent School District GO	5.000%	2/15/30	835	1,020
	Houston Independent School District GO	5.000%	2/15/31	3,695	4,497
	Houston Independent School District GO	4.000%	2/15/33	500	582
	Houston Independent School District GO PUT	2.400%	6/1/21	2,500	2,530
	Houston Independent School District GO PUT	2.250%	6/1/22	1,000	1,028
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	815	1,023
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/21	1,075	1,108
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/21	1,625	1,666
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/22	965	1,035
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	320	358
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	280	326
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	620	717
	Houston TX Combined Utility System Sewer Revenue	5.000%	11/15/33	5,000	5,008
	Houston TX Combined Utility System Sewer Revenue, Prere.	5.250%	11/15/20	215	215
	Houston TX Combined Utility System Sewer Revenue, Prere.	5.250%	11/15/20	170	170
	Houston TX Combined Utility System Sewer Revenue, Prere.	5.250%	11/15/20	2,450	2,454
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	300	356
107

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,000	1,243
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	325	396
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	300	365
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	135	155
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	606
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	86
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/47	2,215	2,338
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,720
[2]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,325
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	100	105
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	175	184
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	400	420
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	750	787
	Houston TX GO	5.000%	3/1/22	10,000	10,626
	Houston TX GO	5.000%	3/1/22	2,955	3,140
	Houston TX GO	5.000%	3/1/23	4,900	5,422
	Houston TX GO	5.000%	3/1/25	100	119
	Houston TX GO	5.000%	3/1/26	645	792
	Houston TX GO	5.000%	3/1/27	1,180	1,440
	Houston TX GO	5.000%	3/1/27	2,460	3,094
	Houston TX GO	5.000%	3/1/28	300	366
	Houston TX GO, Prere.	5.000%	3/1/22	225	239
	Houston TX GO, Prere.	5.000%	3/1/22	225	239
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	631
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	521
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,070
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	519
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	517
	Irving TX GO	5.000%	9/15/29	1,525	1,988
	Keller TX Independent School District GO	4.000%	2/15/35	5,000	5,649
	Keller TX Independent School District GO	4.000%	8/15/38	21,260	24,196
	Klein Independent School District GO	4.000%	8/1/29	1,625	1,876
	Klein Independent School District GO	4.000%	8/1/40	23,645	26,723
	Klein Independent School District GO	4.000%	2/1/45	6,410	7,136
	Lake Travis Independent School District GO, Prere.	5.000%	2/15/21	65	66
	Lake Travis Independent School District GO, Prere.	5.000%	2/15/21	325	329
	Lake Travis Independent School District GO, Prere.	5.000%	2/15/21	120	122
	Laredo College District Combined Fee Revenue GO	4.000%	8/1/28	1,640	1,841
	Leander Independent School District GO	5.000%	8/15/26	260	293
	Leander Independent School District GO	5.000%	8/15/38	450	532
	Leander Independent School District GO	5.000%	8/15/40	400	472
	Leander Independent School District GO	0.000%	8/16/42	1,655	784
	Leander Independent School District GO	5.000%	8/15/49	2,000	2,389
	Leander Independent School District, Prere.	5.000%	8/15/23	180	203
	Lewisville Independent School District GO	5.000%	8/15/25	2,740	3,091
	Lewisville Independent School District GO	4.000%	8/15/26	550	641
	Lewisville Independent School District GO	4.000%	8/15/27	1,150	1,337
	Lewisville Independent School District GO	5.000%	8/15/28	1,455	1,760
	Lone Star College System College & University Revenue	5.000%	2/15/36	1,025	1,038
	Lone Star College System College & University Revenue	5.000%	2/15/43	565	572
	Lone Star College System GO	5.000%	2/15/24	450	519
108

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Longview Independent School District GO	4.000%	2/15/30	4,480	5,203
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,000	6,168
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,215	2,271
	Lower Colorado River Authority Lease Revenue	4.000%	5/15/31	1,250	1,309
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/37	1,335	1,416
	Lower Colorado River Authority Lease Revenue	4.000%	5/15/39	100	104
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/39	3,775	4,130
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	500	578
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/41	1,275	1,303
	Lower Colorado River Authority Lease Revenue	3.875%	5/15/49	5,000	5,457
	Mansfield Independent School District GO, Prere.	4.000%	2/15/24	3,915	4,389
	Mesquite Independent School District GO	5.000%	8/15/32	3,845	4,739
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	5.000%	9/15/22	440	479
	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,538
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,174
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	2,163
	New Braunfels TX Utility System Electric Power & Light Revenue	3.000%	7/1/45	1,000	1,049
	New Caney Independent School District GO	5.000%	2/15/38	2,500	3,026
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	600	619
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	130	142
[1]	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/30	3,395	3,705
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	426
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,488
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	4,540	5,416
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	6,845
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	455	458
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	2,650	2,670
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	1,960	2,066
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,099
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,455	3,793
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	135	154
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,000	1,094
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,320	2,640
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,030	1,127
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,125	1,278
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,220	2,515
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	145	175
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,460	2,881
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,635	1,961
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	423
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	230	269
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,195
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	745	838
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,381
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,183
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,495	1,736
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	250	289
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,462
[2]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	250	285
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	3,361
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,915
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	688
109

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	2,370	2,552
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	215	237
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	7,980	9,273
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	7,055	7,586
[2]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	640	689
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	4,120	4,646
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,675	2,007
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	3,410	3,984
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,816
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	1,121
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	800	955
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	8,190	9,480
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	2,000	2,254
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	2,345	2,437
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	170	177
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	125	130
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	1,790	1,860
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	625	649
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	220	229
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	265	276
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	205	213
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	170	177
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	10,565	11,022
	North Texas Tollway Authority Highway Revenue, Prere.	6.000%	1/1/21	4,035	4,072
	North Texas Tollway Authority Highway Revenue, Prere.	6.000%	1/1/21	670	676
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	2,190	2,311
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,300	3,891
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	900	793
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	140	120
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	125
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	105	82
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	725	545
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	145
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	8,550	6,012
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	470	320
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	340	224
	Northside Independent School District GO PUT	2.750%	8/1/23	1,320	1,399
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	850	993
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	2,100	2,431
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	565
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,455
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	300	333
110

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Red River Education Finance Corp College & University Revenue, Prere.	5.000%	3/15/23	150	167
Richardson Independent School District GO	5.000%	2/15/25	1,385	1,657
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/33	810	846
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/34	105	110
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/21	2,050	2,074
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/21	1,220	1,234
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	1,370	1,451
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	675	715
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	490	541
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	220	243
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	2,010	2,327
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,615	1,748
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	635	765
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	855	1,066
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	300	370
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	70	86
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	314
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	606
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	115	127
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	214
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,270	6,447
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/48	13,250	14,636
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/20	1,000	1,002
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	310	328
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/23	1,020	1,125
San Antonio TX Independent School District GO	5.000%	2/15/24	640	737
San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,316
San Antonio Water System Water Revenue	5.000%	5/15/26	705	788
San Antonio Water System Water Revenue	5.000%	5/15/33	580	720
San Antonio Water System Water Revenue	5.000%	5/15/34	8,000	9,900
San Jacinto College District GO	4.000%	2/15/41	2,120	2,412
Socorro Independent School District GO, Prere.	5.000%	8/15/21	1,075	1,115
Tarrant Regional Water District Water Revenue, Prere.	5.000%	3/1/22	1,955	2,076
Texas A&M University College & University Revenue	5.000%	5/15/26	3,500	4,355
Texas General Fund Revenue TRAN	4.000%	8/26/21	25,230	26,004
Texas GO	5.000%	4/1/21	200	204
111

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas GO	5.000%	10/1/21	600	626
Texas GO	5.000%	4/1/22	1,605	1,713
Texas GO	5.000%	10/1/22	6,000	6,260
Texas GO	5.000%	10/1/22	610	665
Texas GO	5.000%	10/1/22	1,455	1,587
Texas GO	5.000%	4/1/23	785	874
Texas GO	5.000%	10/1/23	225	256
Texas GO	5.000%	10/1/24	1,000	1,159
Texas GO	5.000%	10/1/24	2,055	2,429
Texas GO	5.000%	10/1/25	2,010	2,326
Texas GO	5.000%	10/1/25	755	891
Texas GO	5.000%	4/1/26	2,225	2,574
Texas GO	5.000%	10/1/26	185	218
Texas GO	5.000%	10/1/26	825	1,009
Texas GO	5.000%	10/1/27	360	425
Texas GO	5.000%	10/1/27	1,225	1,495
Texas GO	5.000%	10/1/28	2,865	3,493
Texas GO	5.000%	10/1/29	570	727
Texas GO	5.000%	10/1/29	900	1,095
Texas GO	4.000%	10/1/31	425	474
Texas GO	5.000%	10/1/31	510	646
Texas GO	5.000%	10/1/31	6,865	8,306
Texas GO	5.000%	10/1/32	2,060	2,600
Texas GO	5.000%	10/1/33	965	1,215
Texas GO	5.000%	10/1/34	270	339
Texas GO	5.000%	10/1/36	1,010	1,213
Texas GO	4.000%	10/1/44	3,000	3,329
Texas GO, Prere.	5.000%	4/1/22	640	683
Texas GO, Prere.	5.000%	4/1/24	140	162
Texas GO, Prere.	5.000%	4/1/24	180	209
Texas GO, Prere.	5.000%	4/1/24	1,450	1,682
Texas GO, Prere.	5.000%	4/1/24	230	267
Texas GO, Prere.	5.000%	4/1/24	2,260	2,621
Texas GO, Prere.	5.000%	4/1/24	200	232
Texas GO, Prere.	5.000%	4/1/24	300	348
Texas GO, Prere.	5.000%	10/1/24	3,180	3,759
Texas GO, Prere.	5.000%	10/1/24	20,965	24,784
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/40	215	216
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	2,288
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,132
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,129
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	1,116
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	1,112
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	1,112
Texas State University System College & University Revenue	5.000%	3/15/21	210	214
Texas State University System College & University Revenue	5.000%	3/15/27	1,615	2,047
Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,556
Texas Transportation Commission Highway Revenue	0.000%	8/1/50	585	149
Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	1,252
Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	1,138
112

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	108
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	2,266
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/21	2,210	2,253
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	3.000%	10/1/21	3,125	3,204
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/21	2,020	2,108
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/21	3,460	3,610
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/22	1,620	1,767
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	3,000	3,340
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	2,000	2,318
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	165	195
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	140	165
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	270	311
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	485	594
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,420	2,962
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	875	1,100
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,241
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	1,790	2,076
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	100	116
Texas Water Development Board Water Revenue	5.000%	4/15/25	115	138
Texas Water Development Board Water Revenue	5.000%	10/15/29	785	956
Texas Water Development Board Water Revenue	5.000%	10/15/30	235	285
Texas Water Development Board Water Revenue	5.000%	10/15/31	535	648
Texas Water Development Board Water Revenue	5.000%	10/15/32	1,050	1,363
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,000	1,189
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,045	1,255
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,790	2,062
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	2,355
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,798
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,135	4,936
Texas Water Development Board Water Revenue	4.000%	10/15/36	2,100	2,497
Texas Water Development Board Water Revenue	5.000%	10/15/40	4,385	5,225
Texas Water Development Board Water Revenue	5.000%	10/15/45	485	575
Texas Water Development Board Water Revenue	5.000%	10/15/47	5,000	6,131
Texas Water Development Board Water Revenue	5.000%	4/15/49	4,250	5,301
Texas Water Development Board Water Revenue	4.000%	10/15/49	19,125	22,240
University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,858
University of Houston College & University Revenue	5.000%	2/15/36	4,740	5,605
University of Texas System College & University Revenue	5.000%	8/15/21	155	161
University of Texas System College & University Revenue	5.000%	8/15/21	1,210	1,255
University of Texas System College & University Revenue	5.000%	8/15/23	140	159
University of Texas System College & University Revenue	5.375%	8/15/23	605	691
113

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Texas System College & University Revenue	5.000%	8/15/24	240	283
	University of Texas System College & University Revenue	5.000%	8/15/24	2,310	2,722
	University of Texas System College & University Revenue	5.000%	8/15/25	445	543
	University of Texas System College & University Revenue	5.000%	8/15/25	6,300	7,687
	University of Texas System College & University Revenue	5.000%	8/15/25	595	726
	University of Texas System College & University Revenue	5.000%	8/15/26	3,285	4,118
	University of Texas System College & University Revenue	5.000%	8/15/26	2,980	3,736
	University of Texas System College & University Revenue	5.000%	8/15/27	815	1,045
	University of Texas System College & University Revenue	5.000%	8/15/29	2,660	3,556
	University of Texas System College & University Revenue	5.000%	8/15/31	3,880	5,388
	University of Texas System College & University Revenue	5.000%	8/15/43	1,050	1,133
	University of Texas System College & University Revenue	5.000%	8/15/44	700	804
	University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,928
	Waco Educational Finance Corp. College & University Revenue, Prere.	5.000%	3/1/22	3,500	3,716
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	1,119
[2]	West Travis County Public Utility Agency Water Revenue, Prere.	5.000%	8/15/21	795	825
	Ysleta Independent School District GO	5.000%	8/15/47	1,550	1,856
	Ysleta Independent School District GO, Prere.	4.000%	8/15/22	1,950	2,080
	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	5,000	6,105
					1,023,411
Utah (0.4%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/21	9,320	9,598
	Jordan School District GO	4.000%	6/15/29	2,450	2,780
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	176
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	1,063
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,250	1,480
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,180
	University of Utah College & University Revenue	5.000%	8/1/32	40	45
	University of Utah College & University Revenue	4.000%	8/1/33	425	494
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	95	107
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	565	638
	Utah GO, Prere.	5.000%	7/1/21	250	258
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	1,019
	Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/37	120	138
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	275	334
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	315	379
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	415	499
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	170	204
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,100	4,617
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	535	387
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	4,228
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	219
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,095	2,544
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	3,590	4,359
					36,746
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	140	151
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	200	208
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	207
					566
114

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia (1.2%)
Arlington County VA GO	5.000%	8/1/22	140	152
Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	500	562
Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	5,750	6,430
Commonwealth of Virginia GO	5.000%	6/1/27	180	218
Fairfax County VA GO	5.000%	4/1/21	380	387
Fairfax County VA GO	5.000%	4/1/23	125	139
Fairfax County VA GO	5.000%	10/1/23	830	944
Fairfax County VA GO	4.000%	10/1/27	2,465	2,912
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	588
Fairfax VA GO, Prere.	4.000%	1/15/22	120	125
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,685	3,251
Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	6,270	6,751
Richmond VA GO	3.375%	3/1/41	1,450	1,606
Richmond VA GO, Prere.	5.000%	3/1/23	6,000	6,658
Richmond VA Public Utility Water Revenue	5.000%	1/15/28	140	172
Richmond VA Public Utility Water Revenue	5.000%	1/15/32	125	153
University of Virginia College & University Revenue	5.000%	8/1/21	350	363
University of Virginia College & University Revenue	5.000%	4/1/44	5,000	6,054
University of Virginia College & University Revenue, ETM	5.000%	8/1/21	850	880
University of Virginia College & University Revenue, Prere.	5.000%	6/1/23	400	449
Virginia Beach VA GO	3.000%	7/15/33	4,780	5,363
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	2,000	2,119
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	2,500	2,766
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	6,000	6,918
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,503
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	3,070	3,950
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	1,971
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	5,426
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	3,216
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	1,370	1,698
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	3.000%	2/1/35	295	316
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/36	2,000	2,285
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	3,610	4,322
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	250	280
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	590	753
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	205	265
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	1,725	2,210
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	775
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,932
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	250	290
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	289
115

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	4.000%	5/15/32	380	398
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	4,346
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	4.500%	5/15/21	335	343
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	50	51
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	100	103
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,420	1,769
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/31	1,055	1,301
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	410	465
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	3,950	4,652
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	2,325	2,622
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,130	2,743
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	445	481
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	90	97
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	860	931
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	720	874
Virginia Public School Authority Lease Revenue	5.000%	8/1/26	310	377
Virginia Public School Authority Lease Revenue	5.000%	8/1/27	525	637
Virginia Public School Authority Lease Revenue	5.000%	8/1/30	4,485	6,000
Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,998
Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,836
				120,465
Washington (2.7%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	4,580	5,517
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	1,720	2,660
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	70	85
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	1,390	1,679
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	5,905	7,105
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/35	1,220	1,466
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	310	371
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/45	1,410	1,672
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/50	8,310	9,821
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/21	1,525	1,573
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/21	400	413
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/22	1,025	1,057
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	100	121
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/26	4,280	4,408
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	260	300
Energy Northwest Nuclear Revenue	5.000%	7/1/21	1,165	1,201
Energy Northwest Nuclear Revenue	5.000%	7/1/22	1,120	1,208
116

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	750	910
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	1,250	1,563
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	1,965	2,444
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	625	776
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,740	2,201
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,670	4,729
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	250	310
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	15	19
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,085	1,398
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	375	438
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	1,090	1,172
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,748
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	570	732
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,990	3,209
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	1,895	2,414
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	1,265	1,529
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	165	191
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	2,545	3,243
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	2,615	3,006
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	30	37
	King County WA GO	4.000%	7/1/30	5,725	6,807
	King County WA Sewer Revenue	4.000%	7/1/33	415	475
	King County WA Sewer Revenue	5.000%	7/1/47	105	122
	King County WA Sewer Revenue	5.000%	1/1/52	405	423
[2]	King County WA Sewer Revenue Sewer Revenue	5.000%	1/1/47	11,900	13,625
	King County WA Sewer Revenue, Prere.	5.125%	1/1/21	35	35
	King County WA Sewer Revenue, Prere.	5.125%	1/1/21	30	30
	King County WA Sewer Revenue, Prere.	5.000%	7/1/23	3,525	3,967
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,437
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	1,000	1,230
	Pierce County WA Sewer Revenue, Prere.	4.000%	8/1/22	55	59
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	640	749
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	6,270	6,732
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,130	5,499
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	6/1/40	700	701
	Port of Tacoma WA GO	5.000%	12/1/27	2,010	2,528
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	900
	Seattle WA GO	4.000%	10/1/27	1,230	1,330
	Seattle WA GO	4.000%	12/1/27	1,430	1,553
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,590
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	500	564
	Seattle WA Municipal Light & Power Electric Power & Light Revenue, Prere.	5.250%	2/1/21	270	273
	Spokane WA GO	4.000%	12/1/31	1,475	1,747
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,859
	University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,202
	University of Washington College & University Revenue PUT	5.000%	5/1/22	5,000	5,232
	Washington GO	5.000%	1/1/21	150	151
	Washington GO	5.000%	7/1/21	325	335
	Washington GO	5.000%	7/1/21	300	310
	Washington GO	5.000%	8/1/21	800	828
	Washington GO	5.000%	7/1/22	220	227
117

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	7/1/22	100	108
	Washington GO	5.000%	7/1/23	585	658
	Washington GO	5.000%	7/1/23	1,505	1,623
	Washington GO	5.000%	7/1/23	1,510	1,698
	Washington GO	5.000%	7/1/23	245	276
	Washington GO	5.000%	8/1/23	340	384
	Washington GO	5.000%	7/1/24	135	146
	Washington GO	5.000%	7/1/24	695	814
	Washington GO	5.000%	7/1/24	525	615
	Washington GO	5.000%	7/1/24	125	146
	Washington GO	4.000%	7/1/25	1,455	1,544
	Washington GO	5.000%	7/1/25	420	453
	Washington GO	5.000%	7/1/25	135	152
	Washington GO	5.000%	7/1/25	455	490
	Washington GO	5.000%	7/1/25	260	310
	Washington GO	5.000%	7/1/25	320	388
	Washington GO	5.000%	8/1/25	200	243
	Washington GO	4.000%	7/1/26	2,710	3,055
	Washington GO	5.000%	7/1/26	330	407
	Washington GO	5.000%	7/1/26	6,515	8,133
	Washington GO	4.000%	7/1/27	4,170	4,413
	Washington GO	4.000%	7/1/27	3,840	4,064
	Washington GO	5.000%	7/1/27	3,375	4,009
	Washington GO	4.000%	7/1/28	5,990	6,332
	Washington GO	5.000%	7/1/28	225	267
	Washington GO	5.000%	7/1/28	770	948
	Washington GO	3.000%	7/1/29	275	284
	Washington GO	5.000%	7/1/29	275	326
	Washington GO	5.000%	7/1/30	11,070	13,090
	Washington GO	5.000%	8/1/30	75	84
	Washington GO	5.000%	8/1/30	2,205	2,754
	Washington GO	5.000%	2/1/31	1,750	2,004
	Washington GO	5.000%	7/1/31	2,345	2,769
	Washington GO	5.000%	7/1/31	2,000	2,361
	Washington GO	5.000%	8/1/31	975	1,095
	Washington GO	5.000%	8/1/31	470	586
	Washington GO	5.000%	7/1/32	2,890	3,411
	Washington GO	5.000%	7/1/32	305	371
	Washington GO	5.000%	8/1/32	2,000	2,412
	Washington GO	5.000%	7/1/33	300	353
	Washington GO	5.000%	7/1/33	1,680	2,039
	Washington GO	5.000%	8/1/33	620	695
	Washington GO	5.000%	8/1/33	435	523
	Washington GO	5.000%	8/1/34	215	241
	Washington GO	5.000%	8/1/34	10	12
	Washington GO	5.000%	8/1/35	1,430	1,479
	Washington GO	5.000%	8/1/35	500	625
	Washington GO	5.000%	8/1/36	1,270	1,521
	Washington GO	5.000%	8/1/37	3,570	4,261
	Washington GO	5.000%	8/1/37	480	587
	Washington GO	5.000%	2/1/38	1,000	1,135
[6]	Washington GO	5.000%	6/1/38	1,000	1,288
	Washington GO	5.000%	8/1/38	275	307
	Washington GO	5.000%	8/1/39	14,350	16,505
	Washington GO	5.000%	8/1/39	3,070	3,648
118

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/39	550	670
	Washington GO	5.000%	8/1/40	675	802
	Washington GO	5.000%	8/1/40	3,080	3,659
	Washington GO	5.000%	6/1/41	3,385	3,476
[6]	Washington GO	5.000%	6/1/41	1,000	1,275
	Washington GO	5.000%	8/1/43	1,000	1,241
	Washington GO, Prere.	5.250%	2/1/21	700	709
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/21	2,130	2,213
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,650	1,789
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	640	694
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	1,755	1,903
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	880	954
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,500	2,779
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,425	1,576
	Washington State University College & University Revenue	5.000%	4/1/40	165	188
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	390	421
					273,037
West Virginia (0.1%)
	West Virginia GO	4.000%	12/1/42	1,230	1,409
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	2,825	2,948
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/22	1,000	1,091
					5,448
Wisconsin (0.7%)
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	725	854
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	1,044
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	245	279
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	645	728
	West De Pere School District GO	3.000%	4/1/32	2,885	3,185
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	165	205
[6]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	967
[6]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	774
[6]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	3,000	613
[2]	Wisconsin Center District Miscellaneous Taxes Revenue, ETM	5.250%	12/15/27	45	56
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	140	151
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	2,795	3,565
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	500	582
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	1,900	2,205
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	1,025	1,185
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	780	841
	Wisconsin GO	5.000%	11/1/20	680	680
	Wisconsin GO	5.000%	5/1/21	160	164
	Wisconsin GO	5.000%	11/1/21	100	105
119

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	11/1/22	250	262
	Wisconsin GO	5.000%	11/1/23	575	630
	Wisconsin GO	5.000%	11/1/23	205	234
	Wisconsin GO	5.000%	5/1/24	2,685	3,003
[6]	Wisconsin GO	5.000%	5/1/24	1,000	1,148
	Wisconsin GO	5.000%	11/1/24	2,000	2,372
	Wisconsin GO	5.000%	5/1/25	8,375	9,927
	Wisconsin GO	5.000%	5/1/26	75	89
	Wisconsin GO	5.000%	11/1/26	105	132
	Wisconsin GO	5.000%	5/1/27	2,945	3,477
	Wisconsin GO	5.000%	5/1/28	4,250	4,997
	Wisconsin GO	5.000%	11/1/28	2,000	2,471
	Wisconsin GO	5.000%	11/1/28	145	184
	Wisconsin GO	5.000%	5/1/29	1,000	1,110
	Wisconsin GO	5.000%	11/1/29	1,345	1,656
	Wisconsin GO	5.000%	11/1/31	1,110	1,386
	Wisconsin GO	5.000%	11/1/32	3,725	4,627
	Wisconsin GO	5.000%	5/1/33	1,750	2,004
	Wisconsin GO	5.000%	5/1/34	3,475	4,117
	Wisconsin GO	5.000%	5/1/38	3,865	4,572
	Wisconsin GO, Prere.	5.000%	5/1/22	1,680	1,799
	Wisconsin GO, Prere.	5.000%	5/1/22	90	96
	Wisconsin GO, Prere.	5.000%	5/1/23	520	580
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	300	326
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/37	670	745
					70,127
Total Tax-Exempt Municipal Bonds (Cost $9,463,058)					9,768,270
120

Tax-Exempt Bond Index Fund
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
[9]	Vanguard Municipal Cash Management Fund (Cost $170,965)	0.119%	1,709,382	170,972
Total Investments (99.4%) (Cost $9,634,023)				9,939,242
Other Assets and Liabilities—Net (0.6%)				59,293
Net Assets (100%)				9,998,535
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
5	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TRAN—Tax Revenue Anticipation Note.

See accompanying Notes, which are an integral part of the Financial Statements.
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Tax-Exempt Bond Index Fund
Statement of Assets and Liabilities
As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,463,058)	9,768,270
Affiliated Issuers (Cost $170,965)	170,972
Total Investments in Securities	9,939,242
Investment in Vanguard	402
Receivables for Investment Securities Sold	10,986
Receivables for Accrued Income	113,049
Receivables for Capital Shares Issued	27,082
Total Assets	10,090,761
Liabilities
Due to Custodian	8,537
Payables for Investment Securities Purchased	80,292
Payables for Capital Shares Redeemed	2,913
Payables for Distributions	183
Payables to Vanguard	301
Total Liabilities	92,226
Net Assets	9,998,535
At October 31, 2020, net assets consisted of:

Paid-in Capital	9,681,957
Total Distributable Earnings (Loss)	316,578
Net Assets	9,998,535

ETF Shares—Net Assets
Applicable to 173,463,065 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,397,040
Net Asset Value Per Share—ETF Shares	$54.17

Admiral Shares—Net Assets
Applicable to 27,792,373 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	601,495
Net Asset Value Per Share—Admiral Shares	$21.64

See accompanying Notes, which are an integral part of the Financial Statements.
122

Tax-Exempt Bond Index Fund
Statement of Operations

Year Ended October 31, 2020
($000)
Investment Income
Income
Interest[1]	173,057
Total Income	173,057
Expenses
The Vanguard Group—Note B
Investment Advisory Services	850
Management and Administrative—ETF Shares	2,840
Management and Administrative—Admiral Shares	301
Marketing and Distribution—ETF Shares	432
Marketing and Distribution—Admiral Shares	27
Custodian Fees	36
Auditing Fees	35
Shareholders’ Reports—ETF Shares	416
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	5
Total Expenses	4,944
Net Investment Income	168,113
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(22,594)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	82,818
Net Increase (Decrease) in Net Assets Resulting from Operations	228,337
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $667,000, $23,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($19,937,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
123

Tax-Exempt Bond Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	168,113	121,258
Realized Net Gain (Loss)	(22,594)	4,966
Change in Unrealized Appreciation (Depreciation)	82,818	299,367
Net Increase (Decrease) in Net Assets Resulting from Operations	228,337	425,591
Distributions[1]
Investor Shares	—	(84)
ETF Shares	(157,017)	(110,795)
Admiral Shares	(8,746)	(6,281)
Total Distributions	(165,763)	(117,160)
Capital Share Transactions
Investor Shares	—	(5,699)
ETF Shares	3,213,918	2,326,148
Admiral Shares	279,654	99,982
Net Increase (Decrease) from Capital Share Transactions	3,493,572	2,420,431
Total Increase (Decrease)	3,556,146	2,728,862
Net Assets
Beginning of Period	6,442,389	3,713,527
End of Period	9,998,535	6,442,389
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.
124

Tax-Exempt Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$53.52	$50.12	$51.65	$51.67	$50.33
Investment Operations
Net Investment Income	1.129[1]	1.262[1]	1.161[1]	1.045[1]	.810
Net Realized and Unrealized Gain (Loss) on Investments[2]	.660	3.380	(1.595)	(.090)	1.343
Total from Investment Operations	1.789	4.642	(.434)	.955	2.153
Distribution
Dividends from Net Investment Income	(1.139)	(1.242)	(1.096)	(.975)	(.813)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.139)	(1.242)	(1.096)	(.975)	(.813)
Net Asset Value, End of Period	$54.17	$53.52	$50.12	$51.65	$51.67
Total Return	3.38%	9.36%	-0.85%	1.89%	4.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,397	$6,126	$3,509	$1,885	$550
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.41%	2.28%	2.04%	1.71%
Portfolio Turnover Rate[3]	8%	18%	22%	18%	8%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.02, and $.02.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Tax-Exempt Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$21.38	$20.01	$20.63	$20.65	$20.10
Investment Operations
Net Investment Income	.444[1]	.499[1]	.461[1]	.415[1]	.324
Net Realized and Unrealized Gain (Loss) on Investments[2]	.259	1.360	(.633)	(.039)	.550
Total from Investment Operations	.703	1.859	(.172)	.376	.874
Distributions
Dividends from Net Investment Income	(.443)	(.489)	(.448)	(.396)	(.324)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.443)	(.489)	(.448)	(.396)	(.324)
Net Asset Value, End of Period	$21.64	$21.38	$20.01	$20.63	$20.65
Total Return[3]	3.32%	9.37%	-0.84%	1.86%	4.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$601	$316	$200	$134	$69
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.06%	2.38%	2.27%	2.04%	1.71%
Portfolio Turnover Rate[4]	8%	18%	22%	18%	8%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $,01,and $.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees. Effective February 27, 2020, the fund no longer assessed transaction fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
126

Tax-Exempt Bond Index Fund
Notes to Financial Statements
Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Prior to July 26, 2019, the fund offered Investor Shares. Effective at the close of business on July 26, 2019, the remaining Investor Shares were converted to Admiral Shares.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month
127

Tax-Exempt Bond Index Fund
London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $402,000, representing less than 0.01% of the fund’s net assets and 0.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
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Tax-Exempt Bond Index Fund
C.Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	9,768,270	—	9,768,270
Temporary Cash Investment	170,972	—	—	170,972
Total	170,972	9,768,270	—	9,939,242
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(19,781)
Total Distributable Earnings (Loss)	19,781
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the inclusion of payables for distributions; and the treatment of deflation and amortization adjustments
129

Tax-Exempt Bond Index Fund
from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	14,528
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(2,485)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	304,711
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2020 Amount ($000)	2019 Amount ($000)
Tax Exempt Income	165,763	117,160
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	165,763	117,160
*	Includes short-term capital gains, if any.
As of October 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,634,531
Gross Unrealized Appreciation	330,775
Gross Unrealized Depreciation	(26,064)
Net Unrealized Appreciation (Depreciation)	304,711
E.	During the year ended October 31, 2020, the fund purchased $5,258,623,000 of investment securities and sold $963,284,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,840,004,000 and $317,340,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
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Tax-Exempt Bond Index Fund
F.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	—	—	1,924[1]	187
Issued in Lieu of Cash Distributions	—	—	71	7
Redeemed[2]	—	—	(7,694)	(728)
Net Increase (Decrease)—Investor Shares	—	—	(5,699)	(534)
ETF Shares
Issued[1]	4,237,496	78,697	2,336,368	44,661
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,023,578)	(19,700)	(10,220)	(200)
Net Increase (Decrease)—ETF Shares	3,213,918	58,997	2,326,148	44,461
Admiral Shares
Issued[1,2]	480,219	22,358	154,545	7,439
Issued in Lieu of Cash Distributions	7,002	325	5,176	247
Redeemed	(207,567)	(9,676)	(59,739)	(2,879)
Net Increase (Decrease)—Admiral Shares	279,654	13,007	99,982	4,807
1	Includes purchase fees for fiscal year 2020 and 2019 of $161,000 and $369,000, respectively (fund totals). Purchase fees were discontinued on February 27, 2020.
2	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 652,000 and 20,000 shares, respectively, in the amount of $6,918,000 from the conversion during the year ended October 31, 2019.
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.
131

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Tax-Exempt Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Tax-Exempt Bond Index Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 17, 2020
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
132

Special 2020 tax information (unaudited) for Vanguard Tax-Exempt Bond Index Fund
This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund designates 100% of its income dividends as exempt-interest dividends.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

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U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636
Vanguard Marketing Corporation, Distributor.
Q14910 122020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2020: $220,000
Fiscal Year Ended October 31, 2019: $231,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2020: $10,761,407
Fiscal Year Ended October 31, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended October 31, 2020: $2,915,863
Fiscal Year Ended October 31, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended October 31, 2020: $247,168
Fiscal Year Ended October 31, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended October 31, 2020: $115,000
Fiscal Year Ended October 31, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2020: $362,168
Fiscal Year Ended October 31, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In July 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund, Vanguard High-Yield Tax-Exempt Fund, Vanguard Municipal Money Market Fund, and Vanguard Tax-Exempt Bond Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.

(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2020

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: December 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference.